UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: November 30, 2015

Item 1. Reports to Stockholders

VALIC Company I

Semi-Annual Report, November 30, 2015

SAVING : INVESTING : PLANNING

VALIC Company I

SEMI-ANNUAL REPORT NOVEMBER 30, 2015

VALIC Company I

PRESIDENT’S LETTER (unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Semi-Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the six-month period ended November 30, 2015. We encourage you to carefully read this report and thank you for your investment with VALIC Company I.

It was an interesting period in the markets. Internationally, the period began on solid footing with Greece creditor concerns finally reaching resolution. However, volatility quickly returned to the markets amid signs of a steeper than expected economic slowdown in China and the subsequent decision by the Chinese Government to devalue the Chinese currency. Oil prices continued to fall during the period, reaching lows not seen for almost seven years. Domestically, while job growth remained positive and inflation remained in check, the Federal Reserve chose to leave rates unchanged during its meetings during the semi-annual period. This created uncertainty in the markets as to when the Federal Reserve would initiate an increase in interest rates.

This environment led to increased volatility in the equity markets. The total return for the S&P 500® (“S&P500”) Index*, widely regarded as the best single gauge of the U.S. equity market, was fairly flat, finishing the period down -0.21% for the period. However, underlying this flat return was a month (August) where the S&P 500 declined over 6% followed by a month (October) where the S&P increased over 8%. Overseas, the MSCI EAFE Index (net)**, designed to measure the equity market performance of developed markets (Europe, Australasia, Far East), excluding the U.S. and Canada, was hit much harder amid global market volatility, declining -7.42%. Emerging markets witnessed a more dramatic downturn. The MSCI Emerging Markets Index (net)****, designed to measure the equity market performance of emerging markets (including China, Russia, Brazil and India) returned -17.67% for the period.

Increased volatility also was experienced in the bond market. While the Barclays U.S. Aggregate Bond Index***, a broad measure of the bond market, was down just slightly at -0.12% for the reporting period, other areas of the bond market saw more meaningful declines. This was particularly witnessed in the high yield market with the Citigroup High Yield Market Index***** returning -6.70% for the period.

Planning for your financial future in such an uncertain world should be a top priority. Your investment with VALIC Company I is an important step that may help you reach your long-term financial goals. Another important step, we believe, is to meet with your financial advisor periodically to ensure that you maintain a diversified portfolio appropriate for your goals and risk tolerance.

We appreciate being part of your investment program and thank you for your ongoing confidence in us. We look forward to helping you meet your investment goals in the years ahead.

Sincerely,

John T. Genoy, President

VALIC Company I

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is comprised of the MSCI country indices that represent developed markets outside of North America, Europe, Australasia and the Far East. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
***	The Barclays U.S. Aggregate Bond Index is a broad based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market that includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBC (agency and non-agency).
****	The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
*****	Citi’s US High-Yield Market Index is a US Dollar-denominated index which measures the performance of high-yield debt issued by corporations domiciled in the US or Canada. Recognized as a broad measure of the North American high-yield market amongst all Citi’s fixed income indices, it includes cash-pay and deferred-interest securities. All the bonds are publically placed, have a fixed coupon, and are non-convertible. Bonds issued under Rule 144A are included in their unregistered form.

Indices are not managed and an investor cannot invest directly into an index. Past performance of an index does not guarantee the future performance of any investment.

1

VALIC Company I

EXPENSE EXAMPLE — November 30, 2015 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at June 1, 2015 and held until November 30, 2015. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRAs”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA document for more details on the fees associated with the Variable Contract, Plans or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months ended November 30, 2015” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months ended November 30, 2015” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended November 30, 2015” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months ended November 30, 2015” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended November 30, 2015” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company I

EXPENSE EXAMPLE — November 30, 2015 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at June 1, 2015	Ending Account Value Using Actual Return at November 30, 2015	Expenses Paid During the Six Months Ended November 30, 2015*	Beginning Account Value at June 1, 2015	Ending Account Value Using a Hypothetical 5% Annual Return at November 30, 2015	Expenses Paid During the Six Months Ended November 30, 2015*	Annualized Expense Ratio*
Asset Allocation	$1,000.00	$983.84	$3.52	$1,000.00	$1,021.45	$3.59	0.71%
Blue Chip Growth	$1,000.00	$1,040.65	$4.23	$1,000.00	$1,020.85	$4.19	0.83%
Broad Cap Value Income#	$1,000.00	$958.20	$4.16	$1,000.00	$1,020.75	$4.29	0.85%
Capital Conservation	$1,000.00	$996.98	$3.15	$1,000.00	$1,021.85	$3.18	0.63%
Core Equity#	$1,000.00	$971.54	$3.94	$1,000.00	$1,021.00	$4.04	0.80%
Dividend Value#	$1,000.00	$994.71	$4.09	$1,000.00	$1,020.90	$4.14	0.82%
Dynamic Allocation#	$1,000.00	$958.47	$1.57	$1,000.00	$1,023.40	$1.62	0.32%
Emerging Economies	$1,000.00	$836.73	$4.45	$1,000.00	$1,020.15	$4.90	0.97%
Foreign Value	$1,000.00	$883.14	$3.72	$1,000.00	$1,021.05	$3.99	0.79%
Global Real Estate	$1,000.00	$980.23	$4.16	$1,000.00	$1,020.80	$4.24	0.84%
Global Social Awareness	$1,000.00	$964.72	$3.09	$1,000.00	$1,021.85	$3.18	0.63%
Global Strategy	$1,000.00	$937.41	$3.05	$1,000.00	$1,021.85	$3.18	0.63%
Government Securities	$1,000.00	$1,000.00	$3.25	$1,000.00	$1,021.75	$3.29	0.65%
Growth	$1,000.00	$1,004.27	$4.01	$1,000.00	$1,021.00	$4.04	0.80%
Growth & Income#	$1,000.00	$985.28	$4.22	$1,000.00	$1,020.75	$4.29	0.85%
Health Sciences#	$1,000.00	$921.51	$5.09	$1,000.00	$1,019.70	$5.35	1.06%
Inflation Protected	$1,000.00	$978.02	$2.92	$1,000.00	$1,022.05	$2.98	0.59%
International Equities Index	$1,000.00	$924.26	$2.02	$1,000.00	$1,022.90	$2.12	0.42%
International Government Bond	$1,000.00	$980.46	$3.17	$1,000.00	$1,021.80	$3.23	0.64%
International Growth#	$1,000.00	$932.30	$4.88	$1,000.00	$1,019.95	$5.10	1.01%
Large Cap Core	$1,000.00	$995.63	$4.14	$1,000.00	$1,020.85	$4.19	0.83%
Large Capital Growth	$1,000.00	$992.94	$3.74	$1,000.00	$1,021.25	$3.79	0.75%
Mid Cap Index	$1,000.00	$965.29	$1.77	$1,000.00	$1,023.20	$1.82	0.36%
Mid Cap Strategic Growth	$1,000.00	$948.53	$3.99	$1,000.00	$1,020.90	$4.14	0.82%
Money Market I#	$1,000.00	$1,000.05	$0.85	$1,000.00	$1,024.15	$0.86	0.17%
Nasdaq-100® Index#	$1,000.00	$1,038.61	$2.70	$1,000.00	$1,022.35	$2.68	0.53%
Science & Technology	$1,000.00	$1,017.62	$4.99	$1,000.00	$1,020.05	$5.00	0.99%
Small Cap Aggressive Growth#	$1,000.00	$963.60	$4.86	$1,000.00	$1,020.05	$5.00	0.99%
Small Cap#	$1,000.00	$962.62	$4.56	$1,000.00	$1,020.35	$4.70	0.93%
Small Cap Index	$1,000.00	$967.50	$2.02	$1,000.00	$1,022.95	$2.07	0.41%
Small Cap Special Values	$1,000.00	$983.26	$4.31	$1,000.00	$1,020.65	$4.39	0.87%
Small-Mid Growth#	$1,000.00	$946.21	$4.87	$1,000.00	$1,020.00	$5.05	1.00%
Stock Index	$1,000.00	$996.45	$1.70	$1,000.00	$1,023.30	$1.72	0.34%
Value#	$1,000.00	$965.07	$4.18	$1,000.00	$1,020.75	$4.29	0.85%

*	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 366 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administrative fees charged by your Plan/IRA sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended November 30, 2015” and the “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended November 30, 2015” and the “Annualized Expense Ratio” would have been lower.

3

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	8.0%
Exchange — Traded Funds	6.8
Registered Investment Companies	6.1
Time Deposits	6.1
Diversified Banking Institutions	4.4
United States Treasury Notes	3.3
Banks — Commercial	3.3
U.S. Government Treasuries	3.2
Federal Home Loan Mtg. Corp.	3.1
Diversified Financial Services	2.4
Real Estate Investment Trusts	2.2
Medical — Drugs	2.2
Telephone — Integrated	1.8
Diversified Manufacturing Operations	1.7
Electric — Integrated	1.6
Computers	1.6
Aerospace/Defense	1.6
Medical — Biomedical/Gene	1.6
Oil Companies — Exploration & Production	1.5
Oil Companies — Integrated	1.3
Computer Services	1.3
Oil Refining & Marketing	1.3
Chemicals — Diversified	1.1
Retail — Discount	1.1
Cable/Satellite TV	1.0
Applications Software	1.0
Insurance — Life/Health	1.0
Insurance — Property/Casualty	0.9
United States Treasury Bonds	0.9
Investment Management/Advisor Services	0.9
Finance — Other Services	0.9
Insurance — Multi-line	0.8
Insurance — Reinsurance	0.8
Medical — HMO	0.8
Retail — Restaurants	0.8
Food — Misc./Diversified	0.8
Multimedia	0.7
Electronic Components — Semiconductors	0.7
E-Commerce/Products	0.7
Airlines	0.7
Banks — Super Regional	0.7
Government National Mtg. Assoc.	0.6
Beverages — Non-alcoholic	0.6
Web Portals/ISP	0.6
Pipelines	0.6
Retail — Drug Store	0.6
Aerospace/Defense — Equipment	0.5
Tobacco	0.5
Retail — Building Products	0.5
Medical — Wholesale Drug Distribution	0.5
Cosmetics & Toiletries	0.5
Savings & Loans/Thrifts	0.5
Auto — Cars/Light Trucks	0.5
Oil — Field Services	0.5
Paper & Related Products	0.5
Transport — Services	0.5
Consumer Products — Misc.	0.5
Medical Instruments	0.4
Commercial Services — Finance	0.4
Gas — Distribution	0.4
Entertainment Software	0.4
Electronic Components — Misc.	0.4
Networking Products	0.4
Retail — Apparel/Shoe	0.4
Independent Power Producers	0.4
Medical Products	0.4
Finance — Investment Banker/Broker	0.3
Machinery — Farming	0.3
Finance — Credit Card	0.3
Banks — Fiduciary	0.3

Agricultural Operations	0.3
Electric Products — Misc.	0.3
Internet Content — Entertainment	0.3
Medical Labs & Testing Services	0.3
Electric — Generation	0.3
Insurance — Mutual	0.3
Chemicals — Specialty	0.3
Enterprise Software/Service	0.3
Telecom Services	0.2
Electronic Measurement Instruments	0.2
Human Resources	0.2
Cellular Telecom	0.2
Retail — Auto Parts	0.2
Casino Hotels	0.2
Medical — Outpatient/Home Medical	0.2
Sovereign	0.2
Medical — Hospitals	0.2
Distribution/Wholesale	0.2
Pharmacy Services	0.2
Finance — Consumer Loans	0.2
Electric — Distribution	0.2
Semiconductor Components — Integrated Circuits	0.2
E-Commerce/Services	0.2
Internet Infrastructure Software	0.2
Finance — Auto Loans	0.2
Food — Retail	0.2
Semiconductor Equipment	0.2
Computers — Memory Devices	0.2
Retail — Catalog Shopping	0.2
Building Products — Wood	0.2
Computer Data Security	0.2
Municipal Bonds & Notes	0.2
Data Processing/Management	0.2
Medical — Generic Drugs	0.2
Food — Dairy Products	0.2
Publishing — Newspapers	0.2
Satellite Telecom	0.2
Real Estate Management/Services	0.2
Auto — Heavy Duty Trucks	0.2
Schools	0.2
Auto/Truck Parts & Equipment — Original	0.2
Athletic Footwear	0.1
Broadcast Services/Program	0.1
Banks — Money Center	0.1
Building & Construction — Misc.	0.1
Retail — Automobile	0.1
Building — Residential/Commercial	0.1
Cruise Lines	0.1
Coatings/Paint	0.1
X-Ray Equipment	0.1
Sovereign Agency	0.1
Transport — Truck	0.1
Retail — Regional Department Stores	0.1
Machinery — General Industrial	0.1
Diversified Minerals	0.1
Finance — Leasing Companies	0.1
Home Furnishings	0.1
Building & Construction Products — Misc.	0.1
Insurance Brokers	0.1
Engineering/R&D Services	0.1
Finance — Commercial	0.1
Brewery	0.1
Telecommunication Equipment	0.1
Office Supplies & Forms	0.1
Transport — Rail	0.1
Containers — Paper/Plastic	0.1
SupraNational Banks	0.1
Footwear & Related Apparel	0.1
Tools — Hand Held	0.1
Wire & Cable Products	0.1

4

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited) — (continued)

Industry Allocation* (continued)

Commercial Services	0.1%
Containers — Metal/Glass	0.1
Internet Telephone	0.1
Batteries/Battery Systems	0.1
Beverages — Wine/Spirits	0.1
Garden Products	0.1
Lasers — System/Components	0.1
Diagnostic Equipment	0.1
Internet Security	0.1
Miscellaneous Manufacturing	0.1
Poultry	0.1
Oil Field Machinery & Equipment	0.1
Medical Information Systems	0.1
Retail — Consumer Electronics	0.1
Rental Auto/Equipment	0.1
Wireless Equipment	0.1
Printing — Commercial	0.1
Industrial Automated/Robotic	0.1
Drug Delivery Systems	0.1
Disposable Medical Products	0.1
Metal Processors & Fabrication	0.1
Linen Supply & Related Items	0.1
Publishing — Periodicals	0.1
Specified Purpose Acquisitions	0.1
Finance — Mortgage Loan/Banker	0.1
Computer Aided Design	0.1
Consulting Services	0.1
Steel Pipe & Tube	0.1
Computer Software	0.1
Travel Services	0.1
Building Products — Doors & Windows	0.1
Apparel Manufacturers	0.1
Computers — Integrated Systems	0.1
Rubber — Tires	0.1
Transactional Software	0.1
Health Care Cost Containment	0.1
Auto Repair Centers	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Computers — Periphery Equipment	0.1
Retail — Pawn Shops	0.1
Medical — Nursing Homes	0.1

112.0%

*	Calculated as a percentage of net assets

5

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 49.7%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.	1,713	$39,399
Omnicom Group, Inc.#	315	23,285

		62,684

Advertising Services — 0.0%
Sizmek, Inc.†	669	3,097

Aerospace/Defense — 1.4%
Aerovironment, Inc.†	663	16,960
Boeing Co.	3,722	541,365
Cubic Corp.	717	34,817
General Dynamics Corp.	4,546	665,807
Lockheed Martin Corp.	2,185	478,865
National Presto Industries, Inc.	152	13,215
Northrop Grumman Corp.	2,892	538,953
Spirit AeroSystems Holdings, Inc., Class A†	792	41,540

		2,331,522

Aerospace/Defense - Equipment — 0.3%
AAR Corp.	1,093	26,844
Aerojet Rocketdyne Holdings, Inc.†	2,008	35,220
Curtiss-Wright Corp.	1,537	108,220
Harris Corp.	993	82,548
Kaman Corp.	885	35,524
Moog, Inc., Class A†	1,250	82,588
United Technologies Corp.	2,035	195,462

		566,406

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	1,824	6,548

Agricultural Operations — 0.3%
Andersons, Inc.	865	29,816
Archer-Daniels-Midland Co.	11,530	420,730
Bunge, Ltd.	1,078	71,806

		522,352

Airlines — 0.5%
Alaska Air Group, Inc.	1,025	81,723
Allegiant Travel Co.	439	76,882
American Airlines Group, Inc.	3,021	124,647
Delta Air Lines, Inc.	5,725	265,984
Hawaiian Holdings, Inc.†	1,796	65,015
JetBlue Airways Corp.†	386	9,550
Republic Airways Holdings, Inc.†	1,642	6,962
SkyWest, Inc.	1,681	34,645
Southwest Airlines Co.	1,426	65,425
United Continental Holdings, Inc.†	1,717	95,688

		826,521

Apparel Manufacturers — 0.1%
G-III Apparel Group, Ltd.†	1,237	56,741
Oxford Industries, Inc.	470	31,932

		88,673

Appliances — 0.0%
iRobot Corp.†#	974	32,230

Applications Software — 0.9%
Citrix Systems, Inc.†	4,499	344,938
Constant Contact, Inc.†	1,044	32,667
Ebix, Inc.#	901	33,796
Epiq Systems, Inc.	1,023	13,841
Intuit, Inc.	1,668	167,134
King Digital Entertainment PLC	256	4,529
Microsoft Corp.	15,788	858,078

Security Description	Shares	Value (Note 2)

Applications Software (continued)
Progress Software Corp.†	1,650	$39,583
Red Hat, Inc.†	127	10,339
Salesforce.com, Inc.†	386	30,760
Tangoe, Inc.†	1,206	10,372

		1,546,037

Athletic Footwear — 0.1%
NIKE, Inc., Class B	1,671	221,040

Audio/Video Products — 0.0%
Daktronics, Inc.	1,294	11,219
DTS, Inc.†	560	14,409
Universal Electronics, Inc.†	504	26,707
VOXX International Corp.†	685	3,932

		56,267

Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	1,037	76,779

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,453	75,498

Auto/Truck Parts & Equipment - Original — 0.1%
Gentherm, Inc.†	1,171	59,534
Superior Industries International, Inc.	744	14,515
Titan International, Inc.	1,751	7,599

		81,648

Auto/Truck Parts & Equipment - Replacement — 0.1%
Dorman Products, Inc.†#	1,001	47,768
Standard Motor Products, Inc.	669	27,937

		75,705

Banks - Commercial — 1.9%
Banner Corp.	628	32,970
BBCN Bancorp, Inc.	2,573	48,655
Cardinal Financial Corp.	1,050	25,830
Central Pacific Financial Corp.	995	23,124
City Holding Co.	498	24,860
Columbia Banking System, Inc.	1,723	61,235
Community Bank System, Inc.	1,332	57,449
Cullen/Frost Bankers, Inc.	3,039	212,092
CVB Financial Corp.	3,130	57,905
East West Bancorp, Inc.	4,962	215,252
First BanCorp†	3,371	12,641
First Commonwealth Financial Corp.	2,941	28,940
First Financial Bancorp	1,991	40,119
First Financial Bankshares, Inc.#	2,080	74,693
First Horizon National Corp.	15,283	227,258
First Midwest Bancorp, Inc.	2,548	49,788
First NBC Bank Holding Co.†	514	21,763
FNB Corp.	5,689	82,604
Glacier Bancorp, Inc.	2,464	72,392
Hanmi Financial Corp.	1,050	27,405
Home BancShares, Inc.	1,907	86,044
Independent Bank Corp.	846	43,772
LegacyTexas Financial Group, Inc.	1,177	35,910
MB Financial, Inc.	2,107	75,304
National Penn Bancshares, Inc.	4,508	56,305
NBT Bancorp, Inc.	1,407	42,393
OFG Bancorp#	1,447	12,097
Old National Bancorp	3,415	50,371
Pinnacle Financial Partners, Inc.	1,088	59,111
Popular, Inc.	7,909	234,976
PrivateBancorp, Inc.	2,286	100,836
Regions Financial Corp.	37,281	378,029

6

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
S&T Bancorp, Inc.	906	$30,732
Simmons First National Corp., Class A	516	29,753
Southside Bancshares, Inc.	747	21,095
Talmer Bancorp, Inc., Class A	1,840	33,617
Texas Capital Bancshares, Inc.†	1,475	87,438
Tompkins Financial Corp.	392	24,524
TrustCo Bank Corp. NY	3,112	20,415
UMB Financial Corp.	1,329	70,038
United Bankshares, Inc.#	2,086	87,862
United Community Banks, Inc.	1,447	30,213
Westamerica Bancorporation#	834	40,866
Wilshire Bancorp, Inc.	2,241	27,654
Wintrust Financial Corp.	1,545	81,313

		3,157,643

Banks - Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	2,722	32,936

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†	852	25,168

Banks - Super Regional — 0.4%
Comerica, Inc.	3,085	142,990
Fifth Third Bancorp	442	9,136
Wells Fargo & Co.	8,206	452,150

		604,276

Batteries/Battery Systems — 0.1%
EnerSys	1,445	85,110

Beverages - Non-alcoholic — 0.5%
Coca-Cola Co.	6,302	268,591
Coca-Cola Enterprises, Inc.	1,260	63,378
PepsiCo, Inc.	5,758	576,722

		908,691

Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class C†	848	25,084
MSG Networks, Inc., Class A†	435	8,604

		33,688

Building & Construction Products - Misc. — 0.1%
Drew Industries, Inc.	784	47,377
Gibraltar Industries, Inc.†	950	25,356
Quanex Building Products Corp.	1,123	20,899
Simpson Manufacturing Co., Inc.	1,379	51,202

		144,834

Building & Construction - Misc. — 0.1%
Aegion Corp.†	1,239	27,308
Comfort Systems USA, Inc.	1,215	38,564
Dycom Industries, Inc.†	1,112	97,166
MYR Group, Inc.†	679	14,395
TopBuild Corp. FRS†	1,253	38,166

		215,599

Building Products - Air & Heating — 0.0%
AAON, Inc.	1,369	33,828

Building Products - Cement — 0.0%
Headwaters, Inc.†	2,392	45,855

Building Products - Doors & Windows — 0.1%
Apogee Enterprises, Inc.	952	47,809
Griffon Corp.	1,312	23,800
PGT, Inc.†	1,567	17,425

		89,034

Security Description	Shares	Value (Note 2)

Building Products - Wood — 0.1%
Boise Cascade Co.†	1,277	$39,970
Masco Corp.	2,181	65,234
Universal Forest Products, Inc.	641	49,523

		154,727

Building - Heavy Construction — 0.0%
Orion Marine Group, Inc.†	888	3,889

Building - Maintenance & Services — 0.0%
ABM Industries, Inc.	1,691	50,172

Building - Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.#	893	20,093

Building - Residential/Commercial — 0.1%
CalAtlantic Group, Inc.†	2,508	105,587
M/I Homes, Inc.†	817	19,085
Meritage Homes Corp.†	1,214	45,294

		169,966

Cable/Satellite TV — 0.7%
Comcast Corp., Class A	10,637	647,368
Time Warner Cable, Inc.	2,738	505,900

		1,153,268

Casino Hotels — 0.0%
Boyd Gaming Corp.†	2,573	50,405
Monarch Casino & Resort, Inc.†	313	7,018

		57,423

Casino Services — 0.0%
Scientific Games Corp., Class A†#	1,621	14,946

Chemicals - Diversified — 1.0%
Aceto Corp.	888	25,051
Dow Chemical Co.	11,203	584,012
E.I. du Pont de Nemours & Co.	5,530	372,390
Innophos Holdings, Inc.	685	20,358
Koppers Holdings, Inc.	679	15,502
LyondellBasell Industries NV, Class A	5,790	554,798
PPG Industries, Inc.	430	45,468

		1,617,579

Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.	1,379	15,459

Chemicals - Other — 0.0%
American Vanguard Corp.	811	12,781

Chemicals - Plastics — 0.0%
A. Schulman, Inc.	944	32,672

Chemicals - Specialty — 0.2%
Balchem Corp.	1,006	68,901
Calgon Carbon Corp.	1,718	29,052
H.B. Fuller Co.	1,632	64,970
Hawkins, Inc.	320	13,120
Kraton Performance Polymers, Inc.†	1,001	22,272
Quaker Chemical Corp.	438	37,331
Stepan Co.	622	32,381

		268,027

Circuit Boards — 0.0%
Park Electrochemical Corp.	623	10,909
TTM Technologies, Inc.†	2,030	15,915

		26,824

Coal — 0.0%
Cloud Peak Energy, Inc.†#	2,129	5,557
SunCoke Energy, Inc.	2,076	7,847

		13,404

7

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Commercial Services — 0.1%
Healthcare Services Group, Inc.	2,306	$85,184
HMS Holdings Corp.†	2,873	34,849
Medifast, Inc.†	376	11,400
Nutrisystem, Inc.	958	21,977

		153,410

Commercial Services - Finance — 0.3%
Cardtronics, Inc.†	1,444	54,309
Green Dot Corp., Class A†	1,290	21,698
Heartland Payment Systems, Inc.	1,177	93,383
LendingTree, Inc.†	206	20,987
PayPal Holdings, Inc.†	2,476	87,304
Total System Services, Inc.	901	50,420
Western Union Co.	11,979	225,924

		554,025

Communications Equipment — 0.0%
Nortel Networks Corp.(10)	62	0

Communications Software — 0.0%
Digi International, Inc.†	861	10,771

Computer Aided Design — 0.1%
ANSYS, Inc.†	1,021	95,167

Computer Data Security — 0.2%
Fortinet, Inc.†	7,598	273,680

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	1,315	34,755

Computer Services — 1.1%
Accenture PLC, Class A	4,603	493,534
Amdocs, Ltd.	124	7,015
CACI International, Inc., Class A†	792	79,406
Ciber, Inc.†	2,273	8,024
Computer Sciences Corp.	1,402	43,925
CSRA, Inc.†	1,402	44,177
Engility Holdings, Inc.	579	20,033
ExlService Holdings, Inc.†	1,042	48,734
Genpact, Ltd.†	1,621	40,849
Insight Enterprises, Inc.†	1,250	33,475
International Business Machines Corp.	6,476	902,884
LivePerson, Inc.†	1,650	12,870
Sykes Enterprises, Inc.†	1,269	40,379
TeleTech Holdings, Inc.	568	16,483
Virtusa Corp.†	872	42,946

		1,834,734

Computer Software — 0.1%
Blackbaud, Inc.	1,517	93,720

Computers — 1.4%
Apple, Inc.	19,985	2,364,225

Computers - Integrated Systems — 0.1%
Agilysys, Inc.†	433	4,807
Mercury Systems, Inc.†	1,083	21,205
MTS Systems Corp.	489	31,110
Super Micro Computer, Inc.†	1,182	29,030

		86,152

Computers - Memory Devices — 0.2%
Brocade Communications Systems, Inc.	17,923	168,207
EMC Corp.	1,843	46,702
NetApp, Inc.	1,830	56,108
Western Digital Corp.	130	8,113

		279,130

Computers - Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	1,529	75,043

Security Description	Shares	Value (Note 2)

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	983	$29,932
Forrester Research, Inc.	357	11,653
Gartner, Inc.†	274	25,564
Navigant Consulting, Inc.†	1,582	27,685

		94,834

Consumer Products - Misc. — 0.2%
Central Garden & Pet Co., Class A†	1,415	22,343
Clorox Co.	788	97,948
Helen of Troy, Ltd.†	869	89,863
Wausau Paper Corp.	1,648	16,876
WD-40 Co.	441	43,558

		270,588

Containers - Metal/Glass — 0.0%
Ball Corp.	165	11,454

Containers - Paper/Plastic — 0.0%
KapStone Paper and Packaging Corp.	2,762	67,034

Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	4,772	313,425
Inter Parfums, Inc.	562	14,983
Procter & Gamble Co.	6,804	509,211

		837,619

Cruise Lines — 0.0%
Carnival Corp.	858	43,355

Data Processing/Management — 0.1%
CSG Systems International, Inc.	1,033	36,909
Dun & Bradstreet Corp.	396	42,685

		79,594

Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	569	19,608

Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	2,498	23,656

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	1,363	26,674

Direct Marketing — 0.0%
Harte-Hanks, Inc.	1,325	4,982

Disposable Medical Products — 0.1%
ICU Medical, Inc.†	457	51,842
Merit Medical Systems, Inc.†	1,445	27,990

		79,832

Distribution/Wholesale — 0.1%
Essendant, Inc.	1,255	45,456
Fossil Group, Inc.†#	233	8,963
Pool Corp.	1,415	116,087
ScanSource, Inc.†	914	35,116
Veritiv Corp.†	254	10,025

		215,647

Diversified Banking Institutions — 1.5%
Bank of America Corp.	21,757	379,224
Citigroup, Inc.	21,335	1,154,010
JPMorgan Chase & Co.	14,473	965,060

		2,498,294

Diversified Manufacturing Operations — 1.5%
3M Co.	5,025	786,815
Actuant Corp., Class A	1,915	47,415
AZZ, Inc.	826	49,180
Barnes Group, Inc.	1,609	61,979

8

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
Dover Corp.	6,505	$428,680
EnPro Industries, Inc.	736	36,903
Fabrinet†	982	23,499
Federal Signal Corp.	2,004	33,787
General Electric Co.	20,913	626,135
Harsco Corp.	2,598	27,123
Illinois Tool Works, Inc.	4,059	381,465
LSB Industries, Inc.†	638	4,536
Lydall, Inc.†	562	20,468
Standex International Corp.	408	36,463
Textron, Inc.	473	20,183
Tredegar Corp.	841	13,254

		2,597,885

Diversified Minerals — 0.0%
US Silica Holdings, Inc.#	1,742	37,052

Diversified Operations/Commercial Services — 0.0%
Viad Corp.	654	20,189

Drug Delivery Systems — 0.1%
Depomed, Inc.†#	1,937	37,655
Nektar Therapeutics†	4,267	66,821

		104,476

E-Commerce/Products — 0.7%
Amazon.com, Inc.†	1,171	778,481
Blue Nile, Inc.†	400	14,584
eBay, Inc.†	10,372	306,907
FTD Cos., Inc.†	611	16,204
Stamps.com, Inc.†	489	49,565

		1,165,741

E-Commerce/Services — 0.1%
Expedia, Inc.	992	122,125
Groupon, Inc.†#	16,361	47,283
Priceline Group, Inc.†	38	47,457

		216,865

E-Marketing/Info — 0.0%
comScore, Inc.†	1,102	46,394
Liquidity Services, Inc.†	749	5,108
QuinStreet, Inc.†	1,085	5,306

		56,808

E-Services/Consulting — 0.0%
CDW Corp.	1,002	43,256
Perficient, Inc.†	1,158	20,242

		63,498

Electric Products - Misc. — 0.3%
Emerson Electric Co.	8,652	432,600
Littelfuse, Inc.	738	80,117

		512,717

Electric - Distribution — 0.1%
UIL Holdings Corp.	1,851	94,123

Electric - Integrated — 0.9%
AES Corp.	18,489	184,705
ALLETE, Inc.	1,461	74,438
Avista Corp.	1,858	64,305
Consolidated Edison, Inc.	719	44,686
Duke Energy Corp.	1,356	91,882
Edison International	1,110	65,890
El Paso Electric Co.	1,329	51,366
Entergy Corp.	528	35,181
Exelon Corp.	17,993	491,389

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
FirstEnergy Corp.	481	$15,099
MDU Resources Group, Inc.	5,434	94,660
NorthWestern Corp.	1,529	83,376
Public Service Enterprise Group, Inc.	5,499	215,011

		1,511,988

Electronic Components - Misc. — 0.3%
Bel Fuse, Inc., Class B	336	6,962
Benchmark Electronics, Inc.†	1,715	36,804
Corning, Inc.	11,707	219,272
CTS Corp.	1,080	20,498
Methode Electronics, Inc.	1,236	44,595
OSI Systems, Inc.†	596	55,804
Plexus Corp.†	1,091	40,585
Rogers Corp.†	609	33,757
Sanmina Corp.†	2,687	60,914

		519,191

Electronic Components - Semiconductors — 0.6%
Avago Technologies, Ltd.	2,391	311,906
CEVA, Inc.†	688	17,468
Diodes, Inc.†	1,215	28,297
DSP Group, Inc.†	752	7,843
Intel Corp.	3,606	125,381
Kopin Corp.†	1,992	5,717
Microsemi Corp.†	3,079	110,875
Monolithic Power Systems, Inc.	1,188	81,176
NVIDIA Corp.	4,198	133,161
QLogic Corp.†	2,839	36,623
Semtech Corp.†	2,156	43,336
Skyworks Solutions, Inc.	177	14,695
Texas Instruments, Inc.	1,635	95,026
Xilinx, Inc.	1,031	51,230

		1,062,734

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	6,561	274,381
Badger Meter, Inc.	460	27,982
ESCO Technologies, Inc.	834	32,718
FARO Technologies, Inc.†	552	16,610
Itron, Inc.†	1,247	44,829

		396,520

Electronic Security Devices — 0.0%
American Science & Engineering, Inc.	222	9,710
TASER International, Inc.†#	1,734	32,426

		42,136

Energy - Alternate Sources — 0.0%
FutureFuel Corp.	758	10,855
Green Plains, Inc.	1,126	26,675
REX American Resources Corp.†	159	9,993

		47,523

Engineering/R&D Services — 0.1%
EMCOR Group, Inc.	2,040	102,816
Exponent, Inc.	831	42,905
Jacobs Engineering Group, Inc.†	1,124	49,613

		195,334

Engines - Internal Combustion — 0.0%
Briggs & Stratton Corp.	1,436	27,341

Enterprise Software/Service — 0.2%
ManTech International Corp., Class A	766	25,653
MedAssets, Inc.†	1,973	59,447

9

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Enterprise Software/Service (continued)
MicroStrategy, Inc., Class A†	297	$51,491
Omnicell, Inc.†	1,188	35,830
SYNNEX Corp.	912	85,974

		258,395

Entertainment Software — 0.4%
Activision Blizzard, Inc.	12,823	482,914
Electronic Arts, Inc.†	1,422	96,398
Take-Two Interactive Software, Inc.†	2,728	96,489

		675,801

Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.	1,969	54,719

Finance - Auto Loans — 0.0%
Credit Acceptance Corp.†#	52	10,422

Finance - Consumer Loans — 0.1%
Encore Capital Group, Inc.†#	793	26,145
Enova International, Inc.†	877	6,595
PRA Group, Inc.†	1,561	64,485
World Acceptance Corp.†#	278	11,993

		109,218

Finance - Credit Card — 0.2%
American Express Co.	117	8,382
Discover Financial Services	1,056	59,938
MasterCard, Inc., Class A	863	84,505
Visa, Inc., Class A	3,165	250,067

		402,892

Finance - Investment Banker/Broker — 0.3%
Evercore Partners, Inc., Class A	1,183	65,692
Greenhill & Co., Inc.	890	23,594
Interactive Brokers Group, Inc., Class A	1,888	81,864
Investment Technology Group, Inc.	1,129	22,659
Lazard, Ltd., Class A	5,574	259,024
Piper Jaffray Cos.†	501	20,305
Raymond James Financial, Inc.	1,280	75,174

		548,312

Finance - Other Services — 0.5%
CME Group, Inc.	2,315	226,060
Intercontinental Exchange, Inc.	217	56,385
MarketAxess Holdings, Inc.	1,212	129,417
Nasdaq, Inc.	5,627	329,855
WageWorks, Inc.†	1,076	45,773

		787,490

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	612	31,885

Food - Canned — 0.0%
Seneca Foods Corp., Class A†	232	6,389

Food - Misc./Diversified — 0.8%
B&G Foods, Inc.	1,892	71,480
Cal-Maine Foods, Inc.#	977	53,256
Darling Ingredients, Inc.†	5,351	58,593
Diamond Foods, Inc.†	869	35,177
General Mills, Inc.	4,939	285,277
Ingredion, Inc.	1,768	174,272
J&J Snack Foods Corp.	485	56,590
Mondelez International, Inc., Class A	11,172	487,769
Snyder’s-Lance, Inc.	1,683	62,389

		1,284,803

Security Description	Shares	Value (Note 2)

Food - Retail — 0.1%
Kroger Co.	4,607	$173,500

Food - Wholesale/Distribution — 0.0%
Calavo Growers, Inc.	493	27,894
SpartanNash Co.	1,236	26,722

		54,616

Footwear & Related Apparel — 0.1%
Crocs, Inc.†	2,462	27,390
Iconix Brand Group, Inc.†#	1,558	10,968
Steven Madden, Ltd.†	1,819	58,026
Wolverine World Wide, Inc.	3,355	61,028

		157,412

Forestry — 0.0%
Deltic Timber Corp.	366	23,995

Funeral Services & Related Items — 0.0%
Matthews International Corp., Class A	969	57,956

Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment, Inc.†	1,969	64,564

Garden Products — 0.1%
Toro Co.	1,788	137,801

Gas - Distribution — 0.4%
Laclede Group, Inc.	1,399	81,646
National Fuel Gas Co.	1,634	74,706
New Jersey Resources Corp.	2,776	83,419
Northwest Natural Gas Co.	885	43,188
Piedmont Natural Gas Co., Inc.	2,567	149,271
South Jersey Industries, Inc.	2,195	50,397
Southwest Gas Corp.	1,521	85,298
UGI Corp.	2,560	88,755

		656,680

Golf — 0.0%
Callaway Golf Co.	2,535	25,553

Hazardous Waste Disposal — 0.0%
US Ecology, Inc.	707	26,753

Health Care Cost Containment — 0.1%
CorVel Corp.†	297	11,509
ExamWorks Group, Inc.†	1,144	30,224
HealthEquity, Inc.†	1,106	36,498

		78,231

Home Furnishings — 0.1%
American Woodmark Corp.†	409	33,542
Ethan Allen Interiors, Inc.	839	23,794
La-Z-Boy, Inc.	1,648	44,183
Leggett & Platt, Inc.	1,367	63,702
Select Comfort Corp.†	1,686	39,824

		205,045

Hotels/Motels — 0.0%
Interval Leisure Group, Inc.	1,274	19,900
Marcus Corp.	568	11,303
Wyndham Worldwide Corp.	424	32,190

		63,393

Human Resources — 0.2%
AMN Healthcare Services, Inc.†	1,543	45,518
CDI Corp.	439	3,003
Cross Country Healthcare, Inc.†	1,010	18,433
Heidrick & Struggles International, Inc.	525	15,152
Insperity, Inc.	734	31,679

10

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Human Resources (continued)
Kelly Services, Inc., Class A	1,004	$16,897
Korn/Ferry International	1,628	59,910
Monster Worldwide, Inc.†	2,995	19,288
On Assignment, Inc.†	1,523	71,094
Resources Connection, Inc.	1,252	22,849
TrueBlue, Inc.†	1,355	39,688

		343,511

Identification Systems — 0.0%
Brady Corp., Class A	1,556	41,063
Checkpoint Systems, Inc.	1,383	8,699

		49,762

Independent Power Producers — 0.3%
Calpine Corp.†	13,466	199,028
NRG Energy, Inc.	20,492	253,281

		452,309

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	996	106,014

Industrial Gases — 0.0%
Praxair, Inc.	50	5,640

Instruments - Controls — 0.0%
Watts Water Technologies, Inc., Class A	917	50,903

Insurance Brokers — 0.1%
Aon PLC	570	54,002
eHealth, Inc.†	549	7,109
Marsh & McLennan Cos., Inc.	1,543	85,328

		146,439

Insurance - Life/Health — 0.7%
Aflac, Inc.	6,003	391,636
American Equity Investment Life Holding Co.	2,648	70,993
Principal Financial Group, Inc.	327	16,827
Prudential Financial, Inc.	7,314	633,027

		1,112,483

Insurance - Multi-line — 0.3%
ACE, Ltd.	1,038	119,214
Allstate Corp.	3,276	205,602
Horace Mann Educators Corp.	1,339	46,771
United Fire Group, Inc.	663	26,540
Voya Financial, Inc.	4,551	185,226

		583,353

Insurance - Property/Casualty — 0.9%
Alleghany Corp.†	55	28,015
AMERISAFE, Inc.	615	33,112
AmTrust Financial Services, Inc.	3,087	192,968
Employers Holdings, Inc.	1,025	28,095
HCI Group, Inc.#	297	11,622
Infinity Property & Casualty Corp.	373	31,891
Navigators Group, Inc.†	347	29,932
ProAssurance Corp.	1,789	94,656
Progressive Corp.	16,070	495,277
RLI Corp.	1,206	73,204
Safety Insurance Group, Inc.	406	22,740
Selective Insurance Group, Inc.	1,839	63,464
Stewart Information Services Corp.	723	31,335
Travelers Cos., Inc.	3,600	412,452
United Insurance Holdings Corp.	568	10,758
Universal Insurance Holdings, Inc.#	1,009	19,928

		1,579,449

Security Description	Shares	Value (Note 2)

Insurance - Reinsurance — 0.8%
Berkshire Hathaway, Inc., Class B†	8,638	$1,158,269
Everest Re Group, Ltd.	1,216	224,279

		1,382,548

Internet Content - Entertainment — 0.3%
Facebook, Inc., Class A†	4,672	487,009

Internet Content - Information/News — 0.0%
DHI Group, Inc.†	1,183	11,026
HealthStream, Inc.†	766	18,399
XO Group, Inc.†	796	13,405

		42,830

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	2,852	293,756

Internet Security — 0.1%
Symantec Corp.	2,610	51,104
VASCO Data Security International, Inc.†#	949	17,727
VeriSign, Inc.†#	712	63,681

		132,512

Internet Telephone — 0.1%
8x8, Inc.†	2,824	33,323
j2 Global, Inc.	1,488	119,740

		153,063

Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.†	383	67,879
Ameriprise Financial, Inc.	2,947	332,864
BlackRock, Inc.	221	80,382
Calamos Asset Management, Inc., Class A	554	5,269
Eaton Vance Corp.	3,991	143,357
Financial Engines, Inc.#	1,699	61,215
Legg Mason, Inc.	7,775	345,054
T. Rowe Price Group, Inc.	2,767	210,707
Virtus Investment Partners, Inc.	225	30,654

		1,277,381

Lasers - System/Components — 0.1%
Coherent, Inc.†	769	52,231
Electro Scientific Industries, Inc.	869	4,397
II-VI, Inc.†	1,704	31,729
Newport Corp.†	1,290	21,401
Rofin-Sinar Technologies, Inc.†	906	26,038

		135,796

Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	655	43,669
UniFirst Corp.	512	55,593

		99,262

Machinery - Construction & Mining — 0.0%
Astec Industries, Inc.	620	24,986

Machinery - Electrical — 0.0%
Franklin Electric Co., Inc.	1,286	41,936

Machinery - Farming — 0.2%
Deere & Co.	4,776	380,026
Lindsay Corp.#	384	26,788

		406,814

Machinery - General Industrial — 0.1%
Albany International Corp., Class A	922	35,921
Applied Industrial Technologies, Inc.	1,290	55,019
Chart Industries, Inc.†	988	21,074

11

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - General Industrial (continued)
DXP Enterprises, Inc.†	422	$13,821
Tennant Co.	598	37,237

		163,072

Machinery - Pumps — 0.0%
Xylem, Inc.	437	16,309

Medical Imaging Systems — 0.0%
Analogic Corp.	401	33,504

Medical Information Systems — 0.1%
Computer Programs & Systems, Inc.#	341	16,613
Medidata Solutions, Inc.†	1,791	82,082
Quality Systems, Inc.	1,451	23,579

		122,274

Medical Instruments — 0.4%
Abaxis, Inc.	700	37,219
AngioDynamics, Inc.†	861	10,246
CONMED Corp.	887	37,697
CryoLife, Inc.	853	9,264
Integra LifeSciences Holdings Corp.†	897	56,251
Intuitive Surgical, Inc.†	126	65,522
LivaNova PLC†#	842	50,394
Medtronic PLC	111	8,363
Natus Medical, Inc.†	1,055	51,463
NuVasive, Inc.†	1,572	81,964
St. Jude Medical, Inc.	4,696	296,318
SurModics, Inc.†	412	8,677
Vascular Solutions, Inc.†	512	18,196

		731,574

Medical Laser Systems — 0.0%
Cynosure, Inc., Class A†	709	29,821

Medical Products — 0.3%
ABIOMED, Inc.†	1,220	99,515
Cantel Medical Corp.	1,137	73,712
Greatbatch, Inc.†	831	48,231
Haemonetics Corp.†	1,683	54,260
Hanger, Inc.†	1,141	17,765
Invacare Corp.	972	19,362
Luminex Corp.†	1,231	26,491
MiMedx Group, Inc.†#	3,101	27,785
Varian Medical Systems, Inc.†	1,530	123,594

		490,715

Medical - Biomedical/Gene — 1.4%
Acorda Therapeutics, Inc.†#	1,401	53,504
Amgen, Inc.	5,568	897,005
ANI Pharmaceuticals, Inc.†#	271	11,875
Biogen, Inc.†	249	71,428
Cambrex Corp.†	1,012	54,274
Emergent BioSolutions, Inc.†	957	36,050
Gilead Sciences, Inc.	8,577	908,819
Ligand Pharmaceuticals, Inc.†	577	61,785
Medicines Co.†	2,129	89,439
Momenta Pharmaceuticals, Inc.†	1,929	34,452
Repligen Corp.†	990	28,146
Spectrum Pharmaceuticals, Inc.†#	1,942	11,652
United Therapeutics Corp.†	570	86,999

		2,345,428

Medical - Drugs — 1.9%
Abbott Laboratories	692	31,085
AbbVie, Inc.	2,195	127,639
Baxalta, Inc.	1,063	36,546

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Enanta Pharmaceuticals, Inc.†#	376	$11,844
Jazz Pharmaceuticals PLC†	286	41,925
Johnson & Johnson	10,484	1,061,400
Lannett Co., Inc.†#	872	32,229
Merck & Co., Inc.	7,043	373,349
OPKO Health, Inc.†#	2,167	23,707
Pfizer, Inc.	41,508	1,360,217
PharMerica Corp.†	1,001	34,054
Prestige Brands Holdings, Inc.†	1,685	85,750
Sagent Pharmaceuticals, Inc.†	749	11,482
Supernus Pharmaceuticals, Inc.†	899	14,528

		3,245,755

Medical - Generic Drugs — 0.1%
Impax Laboratories, Inc.†	2,167	95,478

Medical - HMO — 0.7%
Aetna, Inc.	896	92,064
Anthem, Inc.	3,071	400,397
Centene Corp.†	1,550	89,513
Cigna Corp.	678	91,516
Health Net, Inc.†	1,732	109,566
Magellan Health, Inc.†	880	46,332
UnitedHealth Group, Inc.	3,595	405,193

		1,234,581

Medical - Hospitals — 0.1%
HCA Holdings, Inc.†	483	32,873
Select Medical Holdings Corp.	3,171	38,274
Universal Health Services, Inc., Class B	267	32,446

		103,593

Medical - Nursing Homes — 0.1%
Ensign Group, Inc.	747	35,535
Kindred Healthcare, Inc.	2,692	35,938

		71,473

Medical - Outpatient/Home Medical — 0.2%
Air Methods Corp.†	1,180	51,566
Almost Family, Inc.†	268	11,355
Amedisys, Inc.†	1,093	44,365
Amsurg Corp.†	1,566	131,638
Chemed Corp.	554	85,587
LHC Group, Inc.†	400	18,620
Providence Service Corp.†	395	19,126

		362,257

Medical - Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	2,867	282,801
Cardinal Health, Inc.	3,734	324,298
McKesson Corp.	1,281	242,557

		849,656

Metal Processors & Fabrication — 0.1%
CIRCOR International, Inc.	566	25,725
Haynes International, Inc.	412	16,109
Mueller Industries, Inc.	1,846	58,130

		99,964

Metal Products - Distribution — 0.0%
Olympic Steel, Inc.	314	3,536

Metal - Aluminum — 0.0%
Century Aluminum Co.†#	1,681	6,270
Kaiser Aluminum Corp.	566	48,518

		54,788

12

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Miscellaneous Manufacturing — 0.1%
AptarGroup, Inc.	231	$17,205
Hillenbrand, Inc.	2,046	61,973
John Bean Technologies Corp.	963	47,091

		126,269

Multimedia — 0.6%
E.W. Scripps Co., Class A	1,718	37,693
FactSet Research Systems, Inc.	584	99,006
Time Warner, Inc.	4,540	317,709
Twenty-First Century Fox, Inc., Class A	1,306	38,540
Viacom, Inc., Class B	3,730	185,717
Walt Disney Co.	3,196	362,650

		1,041,315

Networking Products — 0.4%
Anixter International, Inc.†	887	60,458
Black Box Corp.	485	5,485
Cisco Systems, Inc.	14,608	398,068
Ixia†	1,918	25,049
LogMeIn, Inc.†	801	57,208
NETGEAR, Inc.†	1,120	49,403

		595,671

Non - Ferrous Metals — 0.0%
Globe Specialty Metals, Inc.	2,078	21,133
Materion Corp.	657	19,066

		40,199

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	2,552	55,123

Office Furnishings - Original — 0.0%
Interface, Inc.	2,165	43,040

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,526	166,615

Oil & Gas Drilling — 0.0%
Transocean, Ltd.#	3,291	47,259

Oil Companies - Exploration & Production — 0.6%
Anadarko Petroleum Corp.	680	40,732
Antero Resources Corp.†#	495	10,202
Approach Resources, Inc.†	1,198	2,672
Bill Barrett Corp.†#	1,686	10,588
Bonanza Creek Energy, Inc.†	1,245	10,570
Carrizo Oil & Gas, Inc.†	1,532	61,862
Contango Oil & Gas Co.†	490	3,778
Devon Energy Corp.	1,192	54,844
EOG Resources, Inc.	209	17,437
EP Energy Corp.†#	33,514	189,689
Hess Corp.	770	45,430
Northern Oil and Gas, Inc.†#	1,953	10,019
PDC Energy, Inc.†	1,298	73,324
Penn Virginia Corp.†#	2,270	1,018
Rex Energy Corp.†#	1,639	2,246
Southwestern Energy Co.†	11,709	105,498
Stone Energy Corp.†	1,853	13,508
Synergy Resources Corp.†#	2,963	33,749
Unit Corp.†	1,520	27,466
WPX Energy, Inc.†	24,545	210,596

		925,228

Oil Companies - Integrated — 0.9%
Chevron Corp.	4,815	439,706
Exxon Mobil Corp.	9,510	776,587
Marathon Oil Corp.	17,635	308,789
Murphy Oil Corp.	2,066	59,046

		1,584,128

Security Description	Shares	Value (Note 2)

Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	1,200	$81,948
Exterran Corp.†	1,126	18,433
Flotek Industries, Inc.†#	1,635	18,672
Gulf Island Fabrication, Inc.	385	3,811

		122,864

Oil Refining & Marketing — 1.2%
CVR Energy, Inc.#	3,681	175,768
Marathon Petroleum Corp.	9,116	532,466
Phillips 66	4,138	378,751
Tesoro Corp.	2,650	305,200
Valero Energy Corp.	7,957	571,790

		1,963,975

Oil - Field Services — 0.4%
Archrock, Inc.	2,253	23,814
Baker Hughes, Inc.	4,621	249,857
Basic Energy Services, Inc.†#	1,144	4,565
Bristow Group, Inc.	1,123	34,308
CARBO Ceramics, Inc.#	639	11,911
Era Group, Inc.†	609	7,180
Gulfmark Offshore, Inc., Class A#	826	5,344
Halliburton Co.	275	10,959
Matrix Service Co.†	895	20,576
Newpark Resources, Inc.†	2,781	18,077
Pioneer Energy Services Corp.†	2,165	5,477
Schlumberger, Ltd.	3,092	238,548
SEACOR Holdings, Inc.†	558	31,683
Tesco Corp.	1,137	9,562
TETRA Technologies, Inc.†	2,641	24,614

		696,475

Optical Recognition Equipment — 0.0%
Lumentum Holdings, Inc.†	1,519	30,380

Paper & Related Products — 0.1%
Clearwater Paper Corp.†	617	30,116
International Paper Co.	2,594	108,507
Neenah Paper, Inc.	535	35,561
P.H. Glatfelter Co.	1,375	24,461
Schweitzer-Mauduit International, Inc.	985	41,193

		239,838

Patient Monitoring Equipment — 0.0%
Masimo Corp.†	1,548	64,211

Pharmacy Services — 0.2%
Express Scripts Holding Co.†	3,858	329,782

Physicians Practice Management — 0.0%
Healthways, Inc.†	1,155	15,327

Platinum — 0.0%
Stillwater Mining Co.†	3,905	36,551

Poultry — 0.1%
Pilgrim’s Pride Corp.#	3,608	77,680
Sanderson Farms, Inc.#	639	47,804

		125,484

Power Converter/Supply Equipment — 0.0%
Advanced Energy Industries, Inc.†	1,240	36,171
Powell Industries, Inc.	287	10,077
Vicor Corp.†	525	4,861

		51,109

Protection/Safety — 0.0%
Landauer, Inc.	316	12,877

13

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Publishing - Books — 0.0%
Scholastic Corp.	872	$37,252

Publishing - Newspapers — 0.1%
Gannett Co., Inc.	3,674	62,752
News Corp., Class A	1,046	15,010

		77,762

Real Estate Investment Trusts — 1.7%
Acadia Realty Trust	2,222	74,526
Agree Realty Corp.	584	19,587
American Assets Trust, Inc.	1,201	47,812
Boston Properties, Inc.	335	41,872
Brixmor Property Group, Inc.	4,390	110,233
Capstead Mtg. Corp.	3,108	29,495
CareTrust REIT, Inc.	1,485	16,573
Cedar Realty Trust, Inc.	2,451	17,941
Chesapeake Lodging Trust	1,918	52,093
CoreSite Realty Corp.	865	50,663
Cousins Properties, Inc.	6,710	65,959
DiamondRock Hospitality Co.	6,524	72,612
Digital Realty Trust, Inc.	2,527	182,222
EastGroup Properties, Inc.	1,058	61,586
Education Realty Trust, Inc.	1,578	58,149
EPR Properties	1,862	104,346
Equity Residential	1,621	129,388
Franklin Street Properties Corp.	2,860	29,944
General Growth Properties, Inc.	1,974	50,278
GEO Group, Inc.	2,419	70,925
Getty Realty Corp.	844	14,728
Government Properties Income Trust	2,289	38,753
Healthcare Realty Trust, Inc.	3,236	87,987
Hospitality Properties Trust	562	15,607
Host Hotels & Resorts, Inc.	28,050	465,630
Inland Real Estate Corp.	2,839	27,283
Kite Realty Group Trust	2,725	73,330
Lexington Realty Trust	6,932	59,546
LTC Properties, Inc.	1,158	49,366
Medical Properties Trust, Inc.	7,610	91,396
Parkway Properties, Inc.	2,752	47,004
Pennsylvania Real Estate Investment Trust	2,251	48,532
Post Properties, Inc.	1,766	104,123
PS Business Parks, Inc.	625	55,262
Public Storage	667	160,120
Retail Opportunity Investments Corp.	3,183	58,217
Sabra Health Care REIT, Inc.	2,118	43,800
Saul Centers, Inc.	368	20,472
Sovran Self Storage, Inc.	1,152	115,764
Summit Hotel Properties, Inc.	2,833	37,764
Universal Health Realty Income Trust	443	23,342
Urstadt Biddle Properties, Inc., Class A	915	18,318

		2,942,548

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	2,470	92,551
Four Corners Property Trust, Inc.†	0	7
HFF, Inc., Class A	1,068	36,707

		129,265

Real Estate Operations & Development — 0.0%
Forestar Group, Inc.†	1,071	14,555

Recreational Vehicles — 0.0%
Arctic Cat, Inc.#	408	9,082

Rental Auto/Equipment — 0.0%
Aaron’s, Inc.	965	23,421
United Rentals, Inc.†	175	13,767

		37,188

Security Description	Shares	Value (Note 2)

Research & Development — 0.0%
Albany Molecular Research, Inc.†#	806	$16,056

Resort/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.	898	54,625

Respiratory Products — 0.0%
Inogen, Inc.†	310	11,858

Retail - Apparel/Shoe — 0.4%
Buckle, Inc.	926	29,401
Caleres, Inc.	1,420	39,902
Cato Corp., Class A	831	32,642
Children’s Place, Inc.	660	31,891
Christopher & Banks Corp.†#	1,214	1,700
Express, Inc.†	2,742	45,901
Finish Line, Inc., Class A	1,509	25,034
Foot Locker, Inc.	188	12,220
Francesca’s Holdings Corp.†	1,388	20,723
Gap, Inc.	8,786	234,850
Genesco, Inc.†	784	42,461
Men’s Wearhouse, Inc.	1,491	29,805
PVH Corp.	1,091	99,597
Stein Mart, Inc.	974	7,529

		653,656

Retail - Auto Parts — 0.2%
O’Reilly Automotive, Inc.†	1,298	342,503
Pep Boys-Manny Moe & Jack†	1,734	26,929

		369,432

Retail - Automobile — 0.1%
Group 1 Automotive, Inc.	695	56,448
Lithia Motors, Inc., Class A	742	92,186
Sonic Automotive, Inc., Class A	1,077	26,128

		174,762

Retail - Bookstores — 0.0%
Barnes & Noble Education, Inc.†	945	13,655
Barnes & Noble, Inc.	1,496	19,149

		32,804

Retail - Building Products — 0.5%
Home Depot, Inc.	2,052	274,722
Lowe’s Cos., Inc.	7,758	594,263
Lumber Liquidators Holdings, Inc.†#	884	13,808

		882,793

Retail - Catalog Shopping — 0.2%
Liberty Interactive Corp. QVC Group, Class A†	10,541	279,126

Retail - Computer Equipment — 0.0%
GameStop Corp., Class A#	216	7,566

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,635	115,520

Retail - Discount — 1.0%
Dollar General Corp.	2,143	140,174
Fred’s, Inc., Class A	1,141	18,804
Target Corp.	7,600	551,000
Tuesday Morning Corp.†	1,421	9,492
Wal-Mart Stores, Inc.	15,443	908,666

		1,628,136

Retail - Drug Store — 0.5%
CVS Health Corp.	9,299	874,943

Retail - Hair Salons — 0.0%
Regis Corp.†	1,439	23,974

14

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	681	$16,439
Kirkland’s, Inc.	498	7,326

		23,765

Retail - Jewelry — 0.0%
Movado Group, Inc.	568	15,194

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	815	14,792

Retail - Major Department Stores — 0.0%
TJX Cos., Inc.	229	16,167

Retail - Misc./Diversified — 0.0%
Sally Beauty Holdings, Inc.†	2,634	68,115

Retail - Office Supplies — 0.0%
Office Depot, Inc.†	742	4,890
Staples, Inc.	1,907	23,017

		27,907

Retail - Pawn Shops — 0.1%
Cash America International, Inc.	885	29,869
EZCORP, Inc., Class A†	1,504	8,708
First Cash Financial Services, Inc.†	907	35,273

		73,850

Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	685	11,508

Retail - Regional Department Stores — 0.1%
Macy’s, Inc.	4,397	171,835
Stage Stores, Inc.#	1,042	8,065

		179,900

Retail - Restaurants — 0.7%
Biglari Holdings, Inc.†	41	15,130
BJ’s Restaurants, Inc.†	706	32,335
Bob Evans Farms, Inc.	725	28,891
Brinker International, Inc.	613	27,965
Darden Restaurants, Inc.	1,477	82,963
DineEquity, Inc.	535	45,389
Papa John’s International, Inc.	960	55,181
Popeyes Louisiana Kitchen, Inc.†	758	43,858
Red Robin Gourmet Burgers, Inc.†	463	31,243
Ruby Tuesday, Inc.†	1,927	10,656
Ruth’s Hospitality Group, Inc.	1,155	19,924
Sonic Corp.	1,591	46,235
Starbucks Corp.	11,340	696,163
Texas Roadhouse, Inc.	2,050	71,751

		1,207,684

Retail - Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	554	5,352
Hibbett Sports, Inc.†#	787	25,821
Zumiez, Inc.†	704	10,623

		41,796

Retail - Video Rentals — 0.0%
Outerwall, Inc.#	593	36,707

Retail - Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†	957	29,189

Rubber - Tires — 0.1%
Goodyear Tire & Rubber Co.	2,439	85,072

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	768	11,904

Security Description	Shares	Value (Note 2)

Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,057	$41,339
Iridium Communications, Inc.†#	2,633	21,512

		62,851

Savings & Loans/Thrifts — 0.2%
Astoria Financial Corp.	2,900	46,748
Bank Mutual Corp.	1,472	11,364
BofI Holding, Inc.†#	1,756	35,173
Brookline Bancorp, Inc.	2,270	26,650
Dime Community Bancshares, Inc.	979	18,121
Northfield Bancorp, Inc.	1,521	24,230
Northwest Bancshares, Inc.	3,092	43,102
Oritani Financial Corp.	1,198	20,773
Provident Financial Services, Inc.	1,742	36,373
Sterling Bancorp	3,856	67,634

		330,168

Schools — 0.1%
American Public Education, Inc.†	543	12,636
Capella Education Co.	355	17,040
Career Education Corp.†	1,818	7,672
Graham Holdings Co., Class B	54	29,227
Strayer Education, Inc.†	360	21,308
Universal Technical Institute, Inc.	684	3,933

		91,816

Security Services — 0.0%
Brink’s Co.	1,575	50,683

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†#	416	5,296
ION Geophysical Corp.†#	4,051	2,259

		7,555

Semiconductor Components - Integrated Circuits — 0.2%
Analog Devices, Inc.	1,629	100,395
Cirrus Logic, Inc.†	2,061	68,137
Exar Corp.†	1,513	9,744
Maxim Integrated Products, Inc.	2,143	83,084
Power Integrations, Inc.	950	49,115

		310,475

Semiconductor Equipment — 0.2%
Brooks Automation, Inc.	2,208	24,619
Cabot Microelectronics Corp.†	796	33,400
Cohu, Inc.	863	11,314
Kulicke & Soffa Industries, Inc.†	2,462	29,076
MKS Instruments, Inc.	1,734	63,933
Nanometrics, Inc.†	812	12,797
Rudolph Technologies, Inc.†	1,020	14,515
Tessera Technologies, Inc.	1,524	48,539
Ultratech, Inc.†	882	14,650
Veeco Instruments, Inc.†	1,296	26,503

		279,346

Software Tools — 0.0%
VMware, Inc., Class A†	542	33,284

Steel Pipe & Tube — 0.0%
TimkenSteel Corp.	1,220	12,456

Steel - Producers — 0.0%
AK Steel Holding Corp.†#	5,719	13,611
Nucor Corp.	1,177	48,787

		62,398

15

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Storage/Warehousing — 0.0%
Mobile Mini, Inc.	1,505	$53,352

Telecom Equipment - Fiber Optics — 0.0%
Harmonic, Inc.†	2,900	16,037
Viavi Solutions, Inc.†	7,595	48,304

		64,341

Telecom Services — 0.0%
Consolidated Communications Holdings, Inc.	1,521	33,143
Lumos Networks Corp.	685	8,076
Spok Holdings, Inc.	685	12,652

		53,871

Telecommunication Equipment — 0.1%
ADTRAN, Inc.	1,734	28,282
Comtech Telecommunications Corp.	533	11,742
Juniper Networks, Inc.	3,058	92,137

		132,161

Telephone - Integrated — 1.0%
AT&T, Inc.	6,121	206,094
Atlantic Tele-Network, Inc.	324	25,489
CenturyLink, Inc.	14,203	382,487
Cincinnati Bell, Inc.†	6,750	25,447
General Communication, Inc., Class A†	952	19,773
Verizon Communications, Inc.	23,639	1,074,393

		1,733,683

Television — 0.0%
ION Media Networks, Inc.(2)(10)†	18	18,284

Textile - Apparel — 0.0%
Perry Ellis International, Inc.†	408	8,462
Unifi, Inc.†	477	14,229

		22,691

Textile - Home Furnishings — 0.0%
Mohawk Industries, Inc.†	102	19,453

Therapeutics — 0.0%
Anika Therapeutics, Inc.†	489	20,518

Tobacco — 0.5%
Altria Group, Inc.	68	3,917
Philip Morris International, Inc.	9,619	840,604
Universal Corp.#	728	41,161

		885,682

Tools - Hand Held — 0.0%
Stanley Black & Decker, Inc.	184	20,085

Toys — 0.0%
Hasbro, Inc.	497	36,326

Transactional Software — 0.1%
Bottomline Technologies de, Inc.†	1,209	37,370
Synchronoss Technologies, Inc.†	1,202	47,323

		84,693

Transport - Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	806	33,304

Transport - Marine — 0.0%
Hornbeck Offshore Services, Inc.†#	1,049	12,850
Tidewater, Inc.#	1,526	14,513

		27,363

Transport - Rail — 0.0%
Union Pacific Corp.	641	53,812

Security Description	Shares	Value (Note 2)

Transport - Services — 0.5%
C.H. Robinson Worldwide, Inc.	592	$39,918
Echo Global Logistics, Inc.†	771	18,196
Expeditors International of Washington, Inc.	1,103	53,540
Hub Group, Inc., Class A†	1,098	42,306
Matson, Inc.	1,417	73,273
United Parcel Service, Inc., Class B	4,999	514,947
UTi Worldwide, Inc.†	2,952	20,664

		762,844

Transport - Truck — 0.1%
ArcBest Corp.	773	18,614
Celadon Group, Inc.	899	12,496
Forward Air Corp.	1,007	48,427
Heartland Express, Inc.#	1,808	34,641
Knight Transportation, Inc.	1,997	52,960
Marten Transport, Ltd.	773	13,976
Roadrunner Transportation Systems, Inc.†	970	10,689
Saia, Inc.†	825	20,221

		212,024

Veterinary Diagnostics — 0.0%
Neogen Corp.†	1,196	70,636

Water — 0.0%
American States Water Co.	1,210	50,614

Web Hosting/Design — 0.0%
NIC, Inc.	2,005	40,922

Web Portals/ISP — 0.6%
Alphabet, Inc., Class A†	520	396,682
Alphabet, Inc., Class C†	867	643,834
Blucora, Inc.†	1,358	14,436

		1,054,952

Wire & Cable Products — 0.0%
Encore Wire Corp.	600	26,202
General Cable Corp.	1,613	24,582

		50,784

Wireless Equipment — 0.1%
CalAmp Corp.†	1,163	21,492
ViaSat, Inc.†#	1,425	88,322

		109,814

X-Ray Equipment — 0.1%
Hologic, Inc.†	5,496	221,764

Total Common Stocks
(cost $81,892,632)		84,823,540

EXCHANGE-TRADED FUNDS — 6.8%
iShares Core S&P Small-Cap ETF#	13,124	1,523,696
iShares MSCI Emerging Markets Asia ETF	25,500	1,331,355
iShares Russell 1000 Growth ETF	1,212	122,897
iShares Russell 1000 Value ETF	1,964	197,755
iShares U.S. Real Estate ETF JDR#	55,000	4,136,550
SPDR S&P 500 ETF Trust, Series 1#	20,452	4,268,128

Total Exchange-Traded Funds
(cost $11,246,389)		11,580,381

PREFERRED SECURITIES — 0.1%
Electric - Distribution — 0.0%
Entergy Louisiana LLC 4.70%	3,575	85,764

16

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED SECURITIES (continued)
Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS 0.00%#†	2,200	$9,548

Telecom Services — 0.1%
Qwest Corp.# 6.13%	6,925	170,355

Total Preferred Securities
(cost $296,449)		265,667

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.3%
Banks - Fiduciary — 0.1%
Bank of New York Mellon Corp. FRS Series E 4.95% due 06/20/2020(1)	$98,000	97,142

Banks - Super Regional — 0.1%
Capital One Financial Corp. FRS Series E 5.55% due 06/01/2020(1)	53,000	53,398
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(1)	83,000	78,331
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(1)	80,000	84,300
Wells Fargo Capital X 5.95% due 12/01/2086	28,000	28,350

		244,379

Diversified Banking Institutions — 0.6%
BAC Capital Trust XIII FRS Series F 4.00% due 12/21/2015(1)	178,000	134,390
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(1)	155,000	155,872
BNP Paribas SA FRS 7.38% due 08/19/2025*	545,000	559,988
Deutsche Bank AG FRS 7.50% due 04/30/2025#(1)	200,000	193,686
Goldman Sachs Group, Inc. FRS Series M 5.38% due 05/10/2020(1)	55,000	54,931
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(1)	133,000	134,487

		1,233,354

Electric - Integrated — 0.0%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054	47,000	48,028

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%(2)†	45,000	5

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	100,000	99,000

Food - Dairy Products — 0.1%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	125,000	132,500

Security Description	Principal Amount	Value (Note 2)

Insurance - Life/Health — 0.1%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	$52,000	$54,080
Prudential Financial, Inc. FRS 5.38% due 05/15/2045	35,000	35,525

		89,605

Insurance - Multi-line — 0.1%
MetLife, Inc. 6.40% due 12/15/2066	81,000	89,201

Pipelines — 0.0%
TransCanada Trust FRS 5.63% due 05/20/2075	45,000	42,750

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	128,000	136,448

Total Preferred Securities/Capital Securities
(cost $2,132,269)		2,212,412

ASSET BACKED SECURITIES — 2.2%
Diversified Financial Services — 2.2%
AmeriCredit Automobile Receivables Trust Series 2015-2,Class C 2.40% due 01/08/2021	74,000	73,827
Applebee’s Funding LLC/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	50,000	51,001
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.80% due 10/25/2034	77,720	72,640
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	123,000	123,261
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	98,043	96,530
BA Credit Card Trust Series 2015-A2,Class A 1.36% due 09/15/2020	79,000	78,797
Capital Auto Receivables Asset Trust Series 2015-2, Class A2 1.39% due 09/20/2018	85,000	84,782
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.57% due 04/15/2021	228,000	227,046
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(3)	95,000	97,174
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(3)	627,000	640,862
Core Industrial Trust Series 2015-1, Class A 3.04% due 02/10/2034*(3)	91,000	91,600
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(4)	2,861	2,881
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*	38,708	38,859
Dell Equipment Finance Trust Series 2015-1,Class A3 1.30% due 03/23/2020*	100,000	99,416
Discover Card Execution Note Trust Series 2015-A4, Class A1 2.19% due 04/17/2023	185,000	184,889

17

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.38% due 11/25/2036	$70,917	$61,973
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	52,000	52,257
Ford Credit Auto Owner Trust Series 2015-1, Class A 2.12% due 07/15/2026*	100,000	99,560
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(3)	24,000	24,555
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.20% due 06/17/2031*	100,000	98,039
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(3)	100,000	102,624
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)	104,413	102,844
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	262,000	262,210
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(3)	84,000	84,087
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.75% due 11/25/2034(4)	20,390	20,449
Wendys Funding LLC Series 2015-1A, Class A2I 3.37% due 06/15/2045*	66,000	66,289
Wendys Funding LLC Series 2015-1A, Class A23 4.50% due 06/15/2045*	36,000	35,645
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(3)	100,000	102,556
WF-RBS Commercial Mtg. Trust Series 2014-C25, Class A2 2.93% due 11/15/2047(3)	600,000	614,787

Total Asset Backed Securities
(cost $3,712,666)		3,691,440

U.S. CORPORATE BONDS & NOTES — 15.8%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	37,000	36,823

Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	90,000	90,014
Boeing Co. Senior Notes 0.95% due 05/15/2018	92,000	91,146
Boeing Co. Senior Notes 2.20% due 10/30/2022	77,000	75,196
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	62,000	63,485

		319,841

Security Description	Principal Amount	Value (Note 2)

Aerospace/Defense - Equipment — 0.2%
Harris Corp. Senior Notes 4.85% due 04/27/2035	$92,000	$90,381
Harris Corp. Senior Notes 5.05% due 04/27/2045	87,000	85,213
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	29,000	29,653
Orbital ATK, Inc. Company Guar. Notes 5.25% due 10/01/2021	52,000	52,780
Orbital ATK, Inc. Company Guar. Notes 5.50% due 10/01/2023*	79,000	81,370

		339,397

Airlines — 0.1%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	76,000	77,757
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	800	814
Atlas Air, Inc. Company Guar. Notes Series 1999-1, Class B 7.63% due 07/02/2016(10)	2,671	2,697
United Airlines Pass-Through Trust Senior Notes Series 2014-2, Class B 4.63% due 03/03/2024	125,000	125,000

		206,268

Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	43,000	44,505

Applications Software — 0.1%
Microsoft Corp. Senior Notes 1.30% due 11/03/2018	83,000	82,836
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	73,000	74,962

		157,798

Athletic Footwear — 0.0%
NIKE, Inc. Senior Notes 3.88% due 11/01/2045	72,000	69,712

Auto - Cars/Light Trucks — 0.4%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	88,000	87,776
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	158,000	156,769
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	158,000	156,501

18

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Auto - Cars/Light Trucks (continued)
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	$58,000	$57,798
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	199,000	198,552
Toyota Motor Credit Corp. Senior Notes 1.55% due 07/13/2018	63,000	63,043

		720,439

Auto - Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	41,000	42,845
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	96,000	95,688

		138,533

Auto/Truck Parts & Equipment - Original — 0.1%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	47,000	48,645
Omega US Sub LLC Senior Notes 8.75% due 07/15/2023*	60,000	55,500

		104,145

Banks - Commercial — 0.6%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	190,000	188,865
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	213,000	211,828
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	242,000	241,121
MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016	273,000	276,032
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	131,000	166,692

		1,084,538

Banks - Fiduciary — 0.1%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	207,000	209,224

Banks - Super Regional — 0.2%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	68,000	67,764
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	82,000	84,426
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	129,000	131,284

		283,474

Security Description	Principal Amount	Value (Note 2)

Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	$64,000	$63,840

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	188,000	187,432

Broadcast Services/Program — 0.0%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	46,000	44,620

Building & Construction Products - Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.00% due 10/15/2025*	54,000	55,688

Building & Construction - Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	38,000	35,530

Building Products - Wood — 0.1%
Masco Corp. Senior Notes 4.45% due 04/01/2025	123,000	120,540

Cable/Satellite TV — 0.3%
Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*	200,000	200,000
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	85,000	85,213
CCO Safari II LLC Senior Sec. Notes 3.58% due 07/23/2020*	116,000	116,576
CCO Safari II LLC Senior Sec. Notes 6.38% due 10/23/2035*	52,000	53,832
CCOH Safari LLC Senior Notes 5.75% due 02/15/2026*	45,000	45,225
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	75,000	64,875

		565,721

Casino Hotels — 0.2%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	90,000	87,300
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021	47,000	43,122
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	54,000	56,160
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	125,000	123,750

		310,332

19

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	$84,000	$64,260
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	25,000	20,250
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	223,000	175,194
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	110,000	109,863

		369,567

Chemicals - Diversified — 0.1%
Solvay Finance America LLC Company Guar. Notes 4.45% due 12/03/2025*	226,000	225,729

Chemicals - Specialty — 0.1%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	55,000	55,275
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	45,000	57,448
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*	66,000	43,890

		156,613

Coal — 0.0%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	46,000	36,340

Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	154,000	144,575
Sherwin-Williams Co. Senior Notes 4.55% due 08/01/2045	41,000	42,553
Valspar Corp. Senior Notes 3.95% due 01/15/2026	40,000	40,120

		227,248

Commercial Services - Finance — 0.1%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	47,000	47,441
Global Cash Access, Inc. Senior Notes 10.00% due 01/15/2022*	61,000	53,832
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	86,000	69,660

		170,933

Computer Services — 0.2%
Hewlett Packard Enterprise Co. Company Guar. Notes 4.90% due 10/15/2025*	89,000	87,839

Security Description	Principal Amount	Value (Note 2)

Computer Services (continued)
Hewlett Packard Enterprise Co. Company Guar. Notes 6.20% due 10/15/2035*	$104,000	$100,836
Hewlett Packard Enterprise Co. Company Guar. Notes 6.35% due 10/15/2045*	95,000	91,338
Leidos, Inc. Company Guar. Notes 7.13% due 07/01/2032	7,000	7,179

		287,192

Computers — 0.2%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	137,000	140,583
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	12,885
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	165,000	151,849

		305,317

Consumer Products - Misc. — 0.2%
Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	33,000	32,777
SC Johnson & Son, Inc. Senior Notes 4.75% due 10/15/2046*	259,000	268,859

		301,636

Containers - Metal/Glass — 0.1%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	130,000	141,700

Containers - Paper/Plastic — 0.1%
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*	40,000	40,399
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	68,000	57,800

		98,199

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	40,000	41,373
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	25,000	25,484
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	84,000	84,000
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	32,000	32,280

		183,137

20

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diagnostic Equipment — 0.1%
Danaher Corp. Senior Notes 3.35% due 09/15/2025	$69,000	$70,274
Danaher Corp. Senior Notes 4.38% due 09/15/2045	38,000	38,853

		109,127

Disposable Medical Products — 0.0%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	24,000	24,030

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	65,000	65,894
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	57,000	57,142

		123,036

Diversified Banking Institutions — 1.5%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	63,000	63,688
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	58,000	57,727
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	94,000	92,848
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	104,000	104,388
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	216,000	248,812
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	21,000	25,502
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	31,000	30,302
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	82,000	83,360
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	86,000	85,949
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	54,000	61,068
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	111,000	113,977
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	162,000	162,515
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	35,000	34,996
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	40,000	39,762

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	$83,000	$92,399
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	76,000	91,107
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	189,000	226,545
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	117,000	117,137
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	43,000	43,490
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	98,000	99,125
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	52,000	52,596
Morgan Stanley Senior Notes 1.88% due 01/05/2018	88,000	88,355
Morgan Stanley Senior Notes 2.80% due 06/16/2020	58,000	58,648
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	159,000	162,824
Morgan Stanley Senior Notes 4.75% due 03/22/2017	94,000	97,906
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	81,000	87,289
Morgan Stanley Senior Notes 5.50% due 07/28/2021	86,000	97,592

		2,519,907

Diversified Financial Services — 0.2%
General Electric Capital Corp. Company Guar. Notes 1.25% due 05/15/2017	114,000	114,425
General Electric Capital Corp. Company Guar. Notes 5.88% due 01/14/2038	89,000	109,148
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	159,000	159,848

		383,421

Diversified Manufacturing Operations — 0.2%
General Electric Co. Senior Notes 2.70% due 10/09/2022	76,000	76,230
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	95,000	104,292
Textron, Inc. Senior Notes 4.63% due 09/21/2016	99,000	101,512
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	51,000	48,189

		330,223

21

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Operations — 0.0%
MUFG Americas Holdings Corp. Senior Notes 1.63% due 02/09/2018	$43,000	$42,737

E-Commerce/Services — 0.1%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025*	75,000	77,531

Electric - Distribution — 0.0%
Entergy Louisiana LLC Company Guar. Notes 4.95% due 01/15/2045	48,000	48,486

Electric - Integrated — 0.7%
AES Corp. Senior Notes 4.88% due 05/15/2023	147,000	132,484
AES Corp. Senior Notes 5.50% due 03/15/2024	54,000	49,204
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	46,000	45,775
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	75,000	78,700
Entergy Arkansas, Inc. Senior Sec. Notes 4.95% due 12/15/2044	69,000	66,853
Exelon Corp. Senior Notes 4.95% due 06/15/2035	44,000	44,433
Exelon Corp. Senior Notes 5.10% due 06/15/2045	44,000	44,534
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	63,000	63,018
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	119,000	143,462
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	37,000	37,304
Louisville Gas & Electric Co. Pass Through Certs. 4.38% due 10/01/2045	12,000	12,463
South Carolina Electric & Gas Co. 1st. Mtg. Bonds 5.10% due 06/01/2065	56,000	59,166
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	101,000	100,823
Southern Co. Senior Notes 1.30% due 08/15/2017	82,000	81,355
Southern Power Co. Senior Notes 4.15% due 12/01/2025	87,000	87,464
Talen Energy Supply LLC Senior Notes 6.50% due 06/01/2025#*	100,000	86,000
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	49,000	49,049

		1,182,087

Security Description	Principal Amount	Value (Note 2)

Electronic Components - Misc. — 0.1%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	$61,000	$60,058
Corning, Inc. Senior Notes 2.90% due 05/15/2022	61,000	58,538

		118,596

Electronic Components - Semiconductors — 0.1%
Intel Corp. Senior Notes 1.35% due 12/15/2017	74,000	74,247
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*	100,000	91,875

		166,122

Electronics - Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	27,000	25,656

Energy - Alternate Sources — 0.0%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	60,000	44,700

Enterprise Software/Service — 0.1%
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	60,000	60,150
Oracle Corp. Senior Notes 3.90% due 05/15/2035	61,000	58,175

		118,325

Finance - Auto Loans — 0.2%
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	79,000	81,860
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	99,000	99,680
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*	100,000	101,000

		282,540

Finance - Commercial — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	200,000	193,750

Finance - Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	108,000	83,700
Navient Corp. Senior Notes 5.88% due 10/25/2024	25,000	21,312
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	36,000	37,710
SLM Corp. Senior Notes 5.63% due 08/01/2033	6,000	4,410

22

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Consumer Loans (continued)
Synchrony Financial Senior Notes 4.25% due 08/15/2024	$73,000	$72,952

		220,084

Finance - Credit Card — 0.1%
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	100,000	99,924
Discover Financial Services Senior Notes 3.75% due 03/04/2025	105,000	102,999

		202,923

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	3,300
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(2)†	71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(2)†	69,000	7
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	67,000	66,890

		70,204

Finance - Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	150,000	158,157

Finance - Mortgage Loan/Banker — 0.1%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	100,000	96,625

Finance - Other Services — 0.3%
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	46,000	46,395
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	52,000	51,881
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	143,000	142,944
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	103,000	101,314
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	47,000	46,694
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 3.25% due 11/01/2025	49,000	48,865

		438,093

Security Description	Principal Amount	Value (Note 2)

Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	$39,000	$29,445

Food - Dairy Products — 0.1%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	100,000	103,000

Food - Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	60,000	59,100

Food - Misc./Diversified — 0.0%
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	30,000	29,400

Food - Retail — 0.1%
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022	84,000	78,120
Whole Foods Market, Inc. Senior Notes 5.20% due 12/03/2025*	33,000	32,954

		111,074

Food - Wholesale/Distribution — 0.0%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	36,000	32,040

Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	30,000	28,950

Gas - Distribution — 0.0%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	35,000	33,948

Hotels/Motels — 0.0%
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023*	60,000	60,000

Human Resources — 0.0%
Team Health, Inc. Company Guar. Notes 7.25% due 12/15/2023*	50,000	51,500

Independent Power Producers — 0.1%
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	50,000	48,197
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	43,000	38,055
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	85,000	78,625

		164,877

Industrial Gases — 0.0%
Airgas, Inc. Senior Notes 3.05% due 08/01/2020	32,000	32,443

23

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers — 0.0%
USI, Inc. Senior Notes 7.75% due 01/15/2021*	$55,000	$53,900

Insurance - Life/Health — 0.2%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	46,000	46,805
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	45,000	50,353
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	159,000	158,489
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	33,000	33,166

		288,813

Insurance - Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	139,000	162,497
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	52,000	53,030
Metropolitan Life Global Funding I Sec. Notes 1.88% due 06/22/2018*	350,000	350,674

		566,201

Insurance - Mutual — 0.3%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	64,000	58,144
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	215,000	217,138
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	180,000	181,098

		456,380

Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	75,000	73,313

Investment Management/Advisor Services — 0.1%
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	89,000	85,440

Machinery - Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	85,000	84,881
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	124,000	124,348

		209,229

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	50,000	47,250

Security Description	Principal Amount	Value (Note 2)

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	$25,000	$24,663
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	80,000	77,816
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	41,000	37,487
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	135,000	135,360
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	204,000	206,038

		481,364

Medical Products — 0.1%
Greatbatch, Ltd. Senior Notes 9.13% due 11/01/2023*	58,000	58,000
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	46,000	43,010

		101,010

Medical - Biomedical/Gene — 0.2%
Biogen, Inc. Senior Notes 4.05% due 09/15/2025	78,000	78,628
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	76,000	76,308
Celgene Corp. Senior Notes 5.00% due 08/15/2045	81,000	80,994
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	53,000	53,843

		289,773

Medical - Drugs — 0.2%
Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*	82,000	81,401
Baxalta, Inc. Senior Notes 4.00% due 06/23/2025*	44,000	43,601
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 7.75% due 01/15/2022*	50,000	50,375
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	68,000	74,347

		249,724

Medical - Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 5.40% due 11/29/2043	48,000	45,690

Medical - HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	76,000	75,948

24

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - HMO (continued)
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	$58,000	$59,575

		135,523

Medical - Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	30,000	29,775
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	24,000	23,580
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	100,000	94,000
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	75,000	75,750
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	16,000	13,540

		236,645

Metal - Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	38,000	34,295

Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 4.95% due 10/15/2045*	35,000	35,431
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	45,000	38,350
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	91,000	77,598
Walt Disney Co. Senior Notes 1.50% due 09/17/2018	81,000	81,477

		232,856

Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	42,000	42,525

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	67,000	67,866

Oil & Gas Drilling — 0.0%
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	24,000	20,640

Oil Companies - Exploration & Production — 0.7%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	89,000	97,633
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	76,000	25,840

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	$100,000	$91,250
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	10,000	8,705
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	52,000	40,820
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	170,000	110,500
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020#*	125,000	98,437
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	40,000	12,600
Hess Corp. Senior Notes 5.60% due 02/15/2041	38,000	37,158
Hess Corp. Senior Notes 7.88% due 10/01/2029	28,000	33,086
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	50,000	44,969
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	115,000	66,413
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	110,000	100,375
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	43,000	40,740
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	47,000	42,484
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	100,000	79,000
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022#	75,000	64,313
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	43,000	9,836
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	60,000	41,250
SM Energy Co. Senior Notes 5.63% due 06/01/2025	56,000	49,980
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	25,000	22,892
Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025#	54,000	44,477

		1,162,758

25

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Integrated — 0.2%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	$110,000	$109,798
Chevron Corp. Senior Notes 1.96% due 03/03/2020	61,000	60,671
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	43,000	42,756
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	111,000	111,078
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	67,000	67,855

		392,158

Oil Refining & Marketing — 0.1%
Calumet Specialty Products Partner LP/ Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	34,000	31,620
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	30,000	31,575
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	60,000	60,000

		123,195

Oil - Field Services — 0.1%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	30,000	30,543
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	47,000	38,070
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.88% due 02/15/2023	74,000	59,940

		128,553

Paper & Related Products — 0.3%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	67,000	63,985
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	80,000	78,476
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	150,000	148,644
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	109,000	110,140
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	64,000	70,865

		472,110

Pipelines — 0.6%
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018*	22,000	21,881

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	$36,000	$37,620
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	104,000	80,585
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	40,000	30,244
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	108,000	100,003
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	86,000	73,100
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	100,000	87,750
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	27,000	18,499
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	117,000	123,948
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	82,000	78,016
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	91,000	76,440
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	136,000	139,740
Williams Partners LP Senior Notes 4.00% due 09/15/2025	40,000	32,669
Williams Partners LP/ACMP Finance Corp. Senior Notes 4.88% due 05/15/2023	121,000	106,469

		1,006,964

Printing - Commercial — 0.1%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	54,000	53,932
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	70,000	54,075

		108,007

Publishing - Newspapers — 0.1%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022#*	100,000	92,750
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	65,000	60,959

		153,709

Publishing - Periodicals — 0.1%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	100,000	99,250

26

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	$60,000	$59,400

Real Estate Investment Trusts — 0.5%
Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	36,000	34,020
Communications Sales & Leasing, Inc./CSL Capital LLC Company Guar. Notes 8.25% due 10/15/2023	54,000	48,060
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	70,000	70,700
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	55,000	55,825
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	35,000	34,563
HCP, Inc. Senior Notes 3.75% due 02/01/2016	54,000	54,254
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	60,000	57,933
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	32,000	31,833
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027*	120,000	114,273
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	78,000	78,847
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026*	137,000	140,722
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	46,000	47,782

		768,812

Real Estate Management/Services — 0.1%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	48,000	47,989
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	50,000	49,375

		97,364

Real Estate Operations & Development — 0.0%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	60,000	63,150

Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	25,000	24,844
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	50,000	50,000

		74,844

Security Description	Principal Amount	Value (Note 2)

Retail - Appliances — 0.0%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	$57,000	$53,438

Retail - Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025	54,000	55,206

Retail - Computer Equipment — 0.0%
GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019#*	36,000	35,820

Retail - Discount — 0.1%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	100,000	98,858
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	62,000	63,990

		162,848

Retail - Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	41,814	42,360
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	33,166	35,698
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	50,663	55,907

		133,965

Retail - Regional Department Stores — 0.0%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	33,000	31,389

Retail - Restaurants — 0.1%
Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	43,000	45,634
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020#*	105,000	96,862

		142,496

Satellite Telecom — 0.1%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	75,000	80,914

Savings & Loans/Thrifts — 0.3%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	92,000	95,571
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	257,000	293,819
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	99,000	116,809

		506,199

27

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Schools — 0.1%
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	$52,000	$50,856
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	71,000	66,830

		117,686

Specified Purpose Acquisitions — 0.1%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	115,000	99,188

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	96,000	82,200

Steel - Producers — 0.0%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	56,000	21,140
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	54,000	52,515

		73,655

Steel - Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	63,000	48,510

Telecommunication Equipment — 0.0%
CommScope Technologies Finance LLC 1st. Mtg. Bonds 6.00% due 06/15/2025*	42,000	40,215

Telephone - Integrated — 0.7%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	201,000	198,776
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	106,000	92,519
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	139,000	130,449
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	50,000	46,837
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	49,000	54,480
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025	28,000	24,080
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	64,000	59,360
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022	26,000	22,165
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	43,000	43,054
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	20,000	19,550

Security Description	Principal Amount	Value (Note 2)

Telephone - Integrated (continued)
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	$25,000	$24,781
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025*	80,000	78,400
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	98,000	98,162
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	31,000	29,360
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	10,000	10,857
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	142,000	126,214
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	165,000	160,398
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	5,000	5,831

		1,225,273

Theaters — 0.0%
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	35,000	36,225
Regal Entertainment Group Senior Notes 5.75% due 03/15/2022	18,000	18,270

		54,495

Transport - Rail — 0.0%
Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	28,000	24,958

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	93,000	93,000

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	34,000	33,224

Wire & Cable Products — 0.1%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	124,000	104,160

Total U.S. Corporate Bonds & Notes
(cost $27,958,547)		26,941,698

FOREIGN CORPORATE BONDS & NOTES — 4.2%
Airlines — 0.1%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	100,000	105,250

28

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Auto - Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	$110,000	$109,077

Banks - Commercial — 0.8%
BPCE SA Sub. Notes 4.50% due 03/15/2025*	204,000	200,935
Credit Suisse AG Senior Notes 1.70% due 04/27/2018	103,000	102,853
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	78,000	86,355
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	214,000	213,840
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	250,000	249,237
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	200,000	200,820
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.45% due 10/20/2020	264,000	261,910

		1,315,950

Banks - Fiduciary — 0.1%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	218,000	217,379

Banks - Money Center — 0.1%
Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/2020*	227,000	265,946

Beverages - Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	164,000	163,590

Beverages - Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	134,000	144,748

Broadcast Services/Program — 0.1%
Grupo Televisa SAB Senior Notes 6.13% due 01/31/2046	204,000	207,127

Building - Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	60,000	58,350

Consumer Products - Misc. — 0.1%
Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	103,000	98,253

Cruise Lines — 0.1%
NCL Corp., Ltd. Senior Notes 4.63% due 11/15/2020*	90,000	90,225

Security Description	Principal Amount	Value (Note 2)

Cruise Lines (continued)
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	$100,000	$94,000

		184,225

Diversified Banking Institutions — 0.8%
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	300,000	298,955
Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025	237,000	223,838
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	201,347
Lloyds Banking Group PLC Company Guar. Notes 5.30% due 12/01/2045*	201,000	203,740
Societe Generale SA 1st. Mtg. Bonds 5.63% due 11/24/2045*	200,000	197,938
UBS AG Senior Notes 1.80% due 03/26/2018	262,000	261,944

		1,387,762

Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	29,000	27,904

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	46,000	34,270
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022#*	55,000	53,075
Teck Resources, Ltd. Company Guar. Notes 2.50% due 02/01/2018#	46,000	35,880

		123,225

Electric - Generation — 0.3%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*	267,000	263,809
Electricite de France SA Senior Notes 3.63% due 10/13/2025*	49,000	48,495
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	105,000	103,017
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	42,000	41,496

		456,817

Electronic Components - Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025*	30,000	28,892

29

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Finance - Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	$14,000	$14,420
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	34,000	36,720

		51,140

Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	47,000	41,421
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	26,000	20,490

		61,911

Insurance - Multi-line — 0.1%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	52,000	51,270
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	116,000	109,490

		160,760

Insurance - Property/Casualty — 0.0%
Allied World Assurance Co. Holdings, Ltd. Company Guar. Notes 4.35% due 10/29/2025	77,000	75,985

Machinery - General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	47,000	47,940

Medical - Drugs — 0.1%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*	75,000	67,125
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	22,000	19,195

		86,320

Medical - Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	103,000	104,396

Oil & Gas Drilling — 0.0%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020#*	50,000	25,625

Oil Companies - Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	41,000	49,480
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	12,000	10,020
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	135,000	110,362

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production (continued)
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	$49,000	$40,670
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	75,000	64,500
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	112,000	89,383

		364,415

Oil Companies - Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	71,000	71,795
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	61,000	61,622
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	26,000	21,450
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	79,000	78,867
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	83,000	82,711
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	91,000	90,806

		407,251

Paper & Related Products — 0.1%
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	100,000	95,500

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	75,000	62,250
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	60,000	23,400

		85,650

Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	56,000	49,840

Steel - Producers — 0.0%
ArcelorMittal Senior Notes 7.75% due 03/01/2041	75,000	56,625

SupraNational Banks — 0.1%
North American Development Bank Senior Notes 2.30% due 10/10/2018	157,000	158,763

Telecom Services — 0.1%
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	200,000	196,000

30

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone - Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	$123,000	$131,180

Transport - Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	85,000	86,743

Total Foreign Corporate Bonds & Notes
(cost $7,329,616)		7,140,539

U.S. GOVERNMENT AGENCIES — 11.7%
Federal Home Loan Mtg. Corp. — 3.1%
1.89% due 02/01/2037 FRS	22,608	23,582
2.50% due 01/01/2028	73,773	75,364
2.56% due 11/01/2037 FRS	197,004	210,115
3.00% due 08/01/2027	296,141	306,892
3.00% due 10/01/2042	174,082	175,022
3.00% due 11/01/2042	343,903	345,766
3.00% due 04/01/2043	479,372	481,841
3.00% due 07/01/2045	172,743	173,423
3.00% due 10/01/2045	145,719	146,295
3.50% due 02/01/2042	156,984	162,544
3.50% due 03/01/2042	90,703	94,150
3.50% due 08/01/2042	509,286	528,638
3.50% due 09/01/2043	176,784	183,386
3.50% due 03/01/2045	586,828	607,140
3.50% due 07/01/2045	210,305	217,593
3.50% due 08/01/2045	232,664	241,016
3.50% due 10/01/2045	299,160	309,516
4.00% due 09/01/2040	81,337	86,382
4.50% due 01/01/2039	5,934	6,403
4.50% due 12/01/2039	270,146	296,854
5.00% due 10/01/2033	1,973	2,185
5.00% due 11/01/2043	166,059	183,571
6.00% due 08/01/2036	59,973	68,113
6.00% due 03/01/2040	35,693	40,501
6.50% due 05/01/2036	195	222
Federal Home Loan Mtg. Corp. REMIC Series 3964, Class MD 2.00% due 01/15/2041(4)	11,427	11,420
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Series 2014-DN1, Class M2 2.40% due 02/25/2024 FRS(4)	103,000	103,177
Series 2014-HQ2, Class M2 2.40% due 09/25/2024 FRS(4)	150,000	149,082

		5,230,193

Federal National Mtg. Assoc. — 8.0%
2.01% due 09/01/2035 FRS	172,908	180,562
2.25% due 05/01/2037 FRS	39,486	41,537
2.35% due 07/01/2039 FRS	120,345	126,770
2.42% due 10/01/2035 FRS	166,317	176,566
2.47% due 05/01/2040 FRS	185,972	197,766
2.50% due 11/01/2036 FRS	58,492	62,357
2.50% due 04/01/2028	239,568	244,007
2.50% due December 15 TBA	553,000	560,172
2.58% due 10/01/2040 FRS	39,405	41,873
2.62% due 08/01/2035 FRS	74,684	79,721
2.67% due 10/01/2040 FRS	91,926	97,678
3.00% due 10/01/2027	130,984	136,130
3.00% due 12/01/2027	110,168	114,323
3.00% due 01/01/2028	199,043	206,793

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
3.00% due December 15 TBA	$200,000	$207,044
3.00% due 03/01/2042	107,332	108,211
3.00% due 12/01/2042	58,286	58,700
3.00% due 05/01/2043	330,582	332,876
3.00% due 02/01/2045	212,708	213,785
3.00% due 06/01/2045	195,628	196,806
3.00% due December 30 TBA	688,000	691,037
3.50% due 08/01/2026	147,659	155,459
3.50% due 08/01/2027	21,686	22,823
3.50% due 10/01/2028	228,389	241,257
3.50% due 08/01/2042	334,110	346,938
3.50% due 08/01/2043	757,517	785,606
3.50% due 07/01/2045	141,141	146,306
3.50% due 09/01/2045	159,973	165,814
3.50% due December 30 TBA	446,000	461,924
4.00% due 09/01/2040	76,348	81,193
4.00% due 12/01/2040	460,623	489,778
4.00% due 11/01/2041	168,656	179,261
4.00% due 01/01/2042	97,774	103,861
4.00% due 10/01/2043	10,499	11,179
4.00% due 12/01/2043	103,149	110,541
4.00% due 10/01/2044	469,596	498,795
4.00% due 11/01/2044	143,056	151,912
4.00% due December 30 TBA	2,300,000	2,440,066
4.50% due 10/01/2024	87,911	94,832
4.50% due 03/01/2025	129,117	137,772
4.50% due 01/01/2039	17,192	18,602
4.50% due 09/01/2039	83,412	90,271
4.50% due 11/01/2040	23,634	25,594
4.50% due 05/01/2041	88,497	95,836
4.50% due 07/01/2041	38,551	41,758
4.50% due December 30 TBA	1,251,000	1,352,253
5.00% due 03/15/2016	67,000	67,912
5.00% due 11/01/2033	3,206	3,554
5.00% due 05/01/2040	52,351	57,906
5.00% due 06/01/2040	159,430	176,209
5.00% due 07/01/2040	340,152	375,333
5.50% due 12/01/2029	21,288	23,764
5.50% due 08/01/2037	102,315	114,560
6.00% due 05/01/2017	5,954	6,077
6.00% due 11/01/2038	80,579	91,386
6.00% due 06/01/2040	4,899	5,554
6.50% due 02/01/2017	2,464	2,502
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 1.82% due 01/25/2024 FRS(4)	314,372	314,717
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(4)	83,639	82,993

		13,646,812

Government National Mtg. Assoc. — 0.6%
3.00% due 02/20/2045	230,229	234,383
3.00% due 05/20/2045	164,724	167,696
3.00% due December 30 TBA	175,000	177,888
3.50% due 03/20/2045	182,719	191,100
3.50% due 04/20/2045	266,962	279,207
4.00% due 03/20/2044	20,478	21,835
6.00% due 02/15/2029	2,071	2,356
6.00% due 06/15/2029	8,225	9,555

		1,084,020

31

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	$50,000	$50,635

Total U.S. Government Agencies
(cost $19,981,065)		20,011,660

U.S. GOVERNMENT TREASURIES — 4.2%
United States Treasury Bonds — 0.9%
United States Treasury Bonds
3.00% due 11/15/2044	1,352,000	1,351,313
3.00% due 05/15/2045	44,000	43,959
3.38% due 05/15/2044	33,000	35,508
3.63% due 02/15/2044	19,000	21,439
4.50% due 02/15/2036	27,000	34,768

		1,486,987

United States Treasury Notes — 3.3%
United States Treasury Notes
0.13% due 04/15/2018 TIPS(5)	222,350	222,327
0.63% due 05/31/2017	1,500,000	1,494,961
1.38% due 03/31/2020	409,000	405,437
1.38% due 04/30/2020	122,000	120,847
1.38% due 09/30/2020	352,000	347,353
1.50% due 01/31/2022	48,000	46,856
2.00% due 07/31/2022	45,000	45,088
2.00% due 02/15/2025	1,019,000	1,000,650
2.13% due 12/31/2021	232,000	235,118
2.13% due 05/15/2025	256,000	253,820
2.25% due 11/15/2024	1,071,000	1,075,936
2.25% due 11/15/2025	450,000	451,283

		5,699,676

Total U.S. Government Treasuries
(cost $7,390,716)		7,186,663

MUNICIPAL BONDS & NOTES — 0.2%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	91,000	87,446
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	83,000	88,076
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	100,000	96,985

Total Municipal Bonds & Notes
(cost $273,113)		272,507

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Electric - Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	90,000	90,324

Sovereign — 0.2%
Government of Canada Senior Notes 0.88% due 02/14/2017	91,000	91,011
United Mexican States Senior Notes 3.50% due 01/21/2021	149,000	151,757

Security Description	Shares/ Principal Amount	Value (Note 2)

Sovereign (continued)
United Mexican States Senior Notes 4.75% due 03/08/2044	$121,000	$113,740

		356,508

Sovereign Agency — 0.1%
Nacional Financiera SNC Senior Notes 3.38% due 11/05/2020*	203,000	202,746

Total Foreign Government Obligations
(cost $642,171)		649,578

Total Long-Term Investment Securities
(cost $162,855,633)		164,776,085

SHORT-TERM INVESTMENT SECURITIES — 15.4%
Registered Investment Companies — 6.1%
State Street Navigator Securities Lending Prime Portfolio(6)(7) 0.24%	10,480,222	10,480,222

Time Deposits — 6.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2015	10,461,000	10,461,000

U.S. Government Treasuries — 3.2%
United States Treasury Bills(9) 0.04% due 03/31/2016	100,000	99,930
0.15% due 03/31/2016	400,000	399,719
0.16% due 03/31/2016	2,450,000	2,448,280
0.18% due 03/31/2016	150,000	149,895
0.19% due 03/31/2016	40,000	39,972
0.20% due 03/31/2016	560,000	559,607
0.20% due 03/31/2016	400,000	399,719
0.20% due 03/31/2016	500,000	499,649
0.20% due 03/31/2016	450,000	449,684
0.21% due 03/31/2016	100,000	99,930
0.24% due 03/31/2016	300,000	299,789

		5,446,174

Total Short-Term Investment Securities
(cost $26,388,033)		26,387,396

TOTAL INVESTMENTS
(cost $189,243,666)(8)	112.0%	191,163,481
Liabilities in excess of other assets	(12.0)	(20,427,631)

NET ASSETS	100.0%	$170,735,850

#	The security or a portion thereof is out on loan
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2015, the aggregate value of these securities was $13,708,351 representing 8.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Illiquid security. At November 30, 2015, the aggregate value of these securities was $18,303 representing 0.0% of net assets.
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)	Principal amount of security is adjusted for inflation.
(6)	The rate shown is the 7-day yield as of November 30, 2015.

32

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

(7)	At November 30, 2015, the Fund had loaned securities with a total value of $11,654,837. This was secured by collateral of $10,480,222, which was received in cash and subsequently invested in short-term investments currently valued at $10,480,222 as reported in the Portfolio of Investments. Additional collateral of $1,465,879 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
United States Treasury Bills	0.00%	12/10/2015 to 10/13/2016	$683,705
United States Treasury Notes/Bonds	zero coupon to 8.13%	01/15/2016 to 05/15/2045	782,174
(8)	See Note 5 for cost of investments on a tax basis.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts
(10)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2015 and, unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2015	Unrealized Appreciation (Depreciation)
710	Long	EURO STOXX 50 Index	December 2015	$24,026,289	$26,292,768	$2,266,479
31	Long	Russell 1000 Value Index	December 2015	3,062,040	3,061,870	(170)
14	Long	Russell 2000 Mini Index	December 2015	1,605,842	1,674,260	68,418
339	Short	S&P 500 E-Mini Index	December 2015	32,949,783	35,252,610	(2,302,827)
53	Long	TOPIX Index	December 2015	6,230,277	6,811,210	580,933
43	Short	U.S. Treasury 10 Year Notes	March 2016	5,436,714	5,436,813	(99)

						$612,734

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Communications Equipment	$—	$—	$0	$0
Television	—	—	18,284	18,284
Other Industries	84,805,256	—	—	84,805,256
Exchange-Traded Funds	11,580,381	—	—	11,580,381
Preferred Securities	265,667	—	—	265,667
Preferred Securities/Capital Securities	—	2,212,412	—	2,212,412
Asset Backed Securities	—	3,691,440	—	3,691,440
U.S. Corporate Bonds & Notes:
Airlines	—	203,571	2,697	206,268
Other Industries	—	26,735,430	—	26,735,430
Foreign Corporate Bonds & Notes	—	7,140,539	—	7,140,539
U.S. Government Agencies	—	20,011,660	—	20,011,660
U.S. Government Treasuries	—	7,186,663	—	7,186,663
Municipal Bonds & Notes	—	272,507	—	272,507
Foreign Government Obligations	—	649,578	—	649,578
Short-Term Investment Securities:
Registered Investment Companies	10,480,222	—	—	10,480,222
Other Short-Term Investment Securities	—	15,907,174	—	15,907,174

Total Investments at Value	$107,131,526	$84,010,974	$20,981	$191,163,481

Other Financial Instruments:†
Futures Contracts	$2,915,830	$—	$—	$2,915,830

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,303,096	$—	$—	$2,303,096

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

33

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	9.2%
E-Commerce/Products	8.8
Web Portals/ISP	7.5
Finance — Credit Card	5.6
Medical — Drugs	5.4
Applications Software	5.4
E-Commerce/Services	5.1
Internet Content — Entertainment	3.5
Diagnostic Equipment	3.2
Medical — Wholesale Drug Distribution	3.1
Medical — HMO	2.8
Retail — Building Products	2.7
Airlines	2.1
Retail — Auto Parts	1.8
Retail — Restaurants	1.8
Aerospace/Defense	1.7
Computers	1.6
Retail — Drug Store	1.6
Real Estate Investment Trusts	1.6
Instruments — Scientific	1.4
Medical Products	1.3
Registered Investment Companies	1.3
Internet Application Software	1.3
Diversified Banking Institutions	1.2
Cruise Lines	1.2
Machinery — General Industrial	1.1
Data Processing/Management	1.1
Multimedia	1.0
Finance — Other Services	1.0
Medical Instruments	1.0
Athletic Footwear	1.0
Retail — Apparel/Shoe	0.9
Finance — Investment Banker/Broker	0.9
Banks — Fiduciary	0.8
Apparel Manufacturers	0.8
Hotels/Motels	0.8
Chemicals — Specialty	0.8
Internet Content — Information/News	0.7
Retail — Gardening Products	0.7
Transport — Services	0.7
Coatings/Paint	0.5
Transport — Rail	0.5
Casino Hotels	0.4
Auto — Cars/Light Trucks	0.4
Investment Management/Advisor Services	0.4
Beverages — Wine/Spirits	0.4
Insurance Brokers	0.3
Oil Companies — Exploration & Production	0.3
Computer Services	0.3
Entertainment Software	0.3
Retail — Discount	0.3
Transport — Truck	0.2
Diversified Manufacturing Operations	0.2
Auto/Truck Parts & Equipment — Original	0.2
Cosmetics & Toiletries	0.2
Computer Software	0.1
X-Ray Equipment	0.1
Retail — Automobile	0.1
Beverages — Non-alcoholic	0.1
Commercial Services — Finance	0.1

100.9%

*	Calculated as a percentage of net assets

34

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.6%
Aerospace/Defense — 1.7%
Boeing Co.	70,800	$10,297,860
Lockheed Martin Corp.	4,100	898,556
Rockwell Collins, Inc.	1,500	139,020

		11,335,436

Airlines — 2.1%
Alaska Air Group, Inc.	28,700	2,288,251
American Airlines Group, Inc.	198,300	8,181,858
Delta Air Lines, Inc.	1,000	46,460
United Continental Holdings, Inc.†	66,600	3,711,618

		14,228,187

Apparel Manufacturers — 0.8%
Hanesbrands, Inc.	164,800	5,054,416
VF Corp.	5,600	362,320

		5,416,736

Applications Software — 5.4%
Microsoft Corp.	312,300	16,973,505
Red Hat, Inc.†	49,600	4,037,936
Salesforce.com, Inc.†	133,100	10,606,739
ServiceNow, Inc.†	45,800	3,985,058

		35,603,238

Athletic Footwear — 1.0%
NIKE, Inc., Class B	48,100	6,362,668

Auto - Cars/Light Trucks — 0.4%
Ferrari NV†#	4,000	185,400
Tesla Motors, Inc.†#	11,060	2,546,676

		2,732,076

Auto/Truck Parts & Equipment - Original — 0.2%
BorgWarner, Inc.	3,800	162,222
Delphi Automotive PLC	11,400	1,001,832

		1,164,054

Banks - Fiduciary — 0.8%
Bank of New York Mellon Corp.	29,900	1,310,816
Northern Trust Corp.	10,700	801,858
State Street Corp.	46,400	3,367,712

		5,480,386

Beverages - Non-alcoholic — 0.1%
Monster Beverage Corp.†	3,500	541,135

Beverages - Wine/Spirits — 0.4%
Constellation Brands, Inc., Class A	16,800	2,356,368

Brewery — 0.0%
Molson Coors Brewing Co., Class B	1,400	128,842

Casino Hotels — 0.4%
Las Vegas Sands Corp.	1,800	79,308
MGM Resorts International†	121,200	2,756,088

		2,835,396

Cellular Telecom — 0.0%
T-Mobile US, Inc.†	3,800	134,900

Chemicals - Diversified — 0.0%
PPG Industries, Inc.	500	52,870

Chemicals - Specialty — 0.8%
Ashland, Inc.#	16,400	1,847,460
Ecolab, Inc.	27,900	3,324,564

		5,172,024

Security Description	Shares	Value (Note 2)

Coatings/Paint — 0.5%
Sherwin-Williams Co.	12,000	$3,312,840

Commercial Services - Finance — 0.1%
PayPal Holdings, Inc.†	12,600	444,276

Computer Services — 0.3%
Cognizant Technology Solutions Corp., Class A†	20,300	1,310,974
IHS, Inc., Class A†	6,900	850,839

		2,161,813

Computer Software — 0.1%
Akamai Technologies, Inc.†	12,700	731,647

Computers — 1.6%
Apple, Inc.	92,600	10,954,580

Cosmetics & Toiletries — 0.2%
Estee Lauder Cos., Inc., Class A	12,200	1,026,264

Cruise Lines — 1.2%
Carnival Corp.	6,800	343,604
Norwegian Cruise Line Holdings, Ltd.†	68,100	3,911,664
Royal Caribbean Cruises, Ltd.	41,900	3,880,359

		8,135,627

Data Processing/Management — 1.1%
First Data Corp., Class A†	48,900	821,520
Fiserv, Inc.†	64,300	6,188,232

		7,009,752

Diagnostic Equipment — 3.2%
Danaher Corp.	219,680	21,174,955

Diversified Banking Institutions — 1.2%
Citigroup, Inc.	10,600	573,354
Morgan Stanley	223,700	7,672,910

		8,246,264

Diversified Manufacturing Operations — 0.2%
Textron, Inc.	35,000	1,493,450

E-Commerce/Products — 8.8%
Alibaba Group Holding, Ltd. ADR†	108,521	9,124,446
Amazon.com, Inc.†	73,700	48,995,760
JD.com, Inc. ADR†	23,300	714,844

		58,835,050

E-Commerce/Services — 5.1%
Ctrip.com International, Ltd. ADR†	34,500	3,691,845
Netflix, Inc.†	75,100	9,262,083
Priceline Group, Inc.†	16,800	20,980,680

		33,934,608

Entertainment Software — 0.3%
Electronic Arts, Inc.†	30,000	2,033,700

Finance - Credit Card — 5.6%
MasterCard, Inc., Class A	178,000	17,429,760
Visa, Inc., Class A	247,300	19,539,173

		36,968,933

Finance - Investment Banker/Broker — 0.9%
TD Ameritrade Holding Corp.	162,000	5,934,060

Finance - Other Services — 1.0%
Intercontinental Exchange, Inc.	25,200	6,547,968

Hotels/Motels — 0.8%
Hilton Worldwide Holdings, Inc.	148,859	3,456,506
Marriott International, Inc., Class A	26,790	1,899,679

		5,356,185

35

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Instruments - Scientific — 1.4%
Thermo Fisher Scientific, Inc.	66,200	$9,162,080

Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc.	39,800	2,200,940

Internet Application Software — 1.3%
Tencent Holdings, Ltd.	416,800	8,316,164

Internet Content - Entertainment — 3.5%
Facebook, Inc., Class A†	221,441	23,083,010

Internet Content - Information/News — 0.7%
LinkedIn Corp., Class A†	20,200	4,910,822

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	23,640	2,670,138

Machinery - General Industrial — 1.1%
Roper Technologies, Inc.	24,000	4,643,760
Wabtec Corp.	36,500	2,924,380

		7,568,140

Machinery - Pumps — 0.0%
Flowserve Corp.	1,900	87,856

Medical Instruments — 1.0%
Intuitive Surgical, Inc.†	9,000	4,680,180
Medtronic PLC	24,492	1,845,227

		6,525,407

Medical Products — 1.3%
Becton Dickinson and Co.	34,500	5,183,625
Henry Schein, Inc.†	6,100	954,528
Stryker Corp.	27,300	2,633,358

		8,771,511

Medical - Biomedical/Gene — 9.2%
Alexion Pharmaceuticals, Inc.†	88,700	15,827,628
Amgen, Inc.	2,000	322,200
Biogen, Inc.†	21,200	6,081,432
Celgene Corp.†	112,200	12,280,290
Gilead Sciences, Inc.	112,600	11,931,096
Incyte Corp.†	7,800	891,072
Regeneron Pharmaceuticals, Inc.†	14,500	7,895,250
Vertex Pharmaceuticals, Inc.†	48,000	6,209,280

		61,438,248

Medical - Drugs — 5.4%
AbbVie, Inc.	5,800	337,270
Allergan PLC†	54,351	17,060,235
Bristol-Myers Squibb Co.	108,400	7,263,884
Eli Lilly & Co.	66,300	5,439,252
Shire PLC ADR	2,500	520,900
Valeant Pharmaceuticals International, Inc.†	53,700	4,830,852
Zoetis, Inc.	10,000	467,000

		35,919,393

Medical - Generic Drugs — 0.0%
Perrigo Co. PLC	400	59,756

Medical - HMO — 2.8%
Aetna, Inc.	28,500	2,928,375
Anthem, Inc.	41,200	5,371,656
Cigna Corp.	2,500	337,450
Humana, Inc.	6,600	1,113,156
UnitedHealth Group, Inc.	81,200	9,152,052

		18,902,689

Medical - Wholesale Drug Distribution — 3.1%
AmerisourceBergen Corp.	22,800	2,248,992
Cardinal Health, Inc.	51,600	4,481,460
McKesson Corp.	74,200	14,049,770

		20,780,222

Security Description	Shares	Value (Note 2)

Multimedia — 1.0%
Time Warner, Inc.	800	$55,984
Walt Disney Co.	58,800	6,672,036

		6,728,020

Oil Companies - Exploration & Production — 0.3%
Cimarex Energy Co.	7,700	916,454
Concho Resources, Inc.†	5,100	558,144
EQT Corp.	2,300	131,606
Pioneer Natural Resources Co.	4,100	593,475

		2,199,679

Real Estate Investment Trusts — 1.6%
American Tower Corp.	107,500	10,683,350

Retail - Apparel/Shoe — 0.9%
L Brands, Inc.	21,500	2,051,315
PVH Corp.	1,500	136,935
Ross Stores, Inc.	78,600	4,087,986

		6,276,236

Retail - Auto Parts — 1.8%
AutoZone, Inc.†	5,300	4,153,981
O’Reilly Automotive, Inc.†	30,200	7,968,874

		12,122,855

Retail - Automobile — 0.1%
CarMax, Inc.†	11,000	630,300

Retail - Building Products — 2.7%
Home Depot, Inc.	62,700	8,394,276
Lowe’s Cos., Inc.	127,300	9,751,180

		18,145,456

Retail - Discount — 0.3%
Costco Wholesale Corp.	10,900	1,759,478

Retail - Drug Store — 1.6%
CVS Health Corp.	51,100	4,807,999
Walgreens Boots Alliance, Inc.	72,800	6,117,384

		10,925,383

Retail - Gardening Products — 0.7%
Tractor Supply Co.	52,400	4,681,940

Retail - Restaurants — 1.8%
Chipotle Mexican Grill, Inc.†	4,300	2,492,065
Starbucks Corp.	148,900	9,140,971

		11,633,036

Transport - Rail — 0.5%
Canadian Pacific Railway, Ltd.	19,200	2,831,424
Union Pacific Corp.	5,700	478,515

		3,309,939

Transport - Services — 0.7%
FedEx Corp.	28,100	4,454,974

Transport - Truck — 0.2%
J.B. Hunt Transport Services, Inc.	19,200	1,502,208

Web Portals/ISP — 7.5%
Alphabet, Inc., Class A†	22,700	17,316,695
Alphabet, Inc., Class C†	36,884	27,390,058
Baidu, Inc. ADR†	22,800	4,969,716

		49,676,469

X-Ray Equipment — 0.1%
Hologic, Inc.†	17,400	702,090

Total Long-Term Investment Securities
(cost $425,486,356)		663,674,077

36

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Registered Investment Companies — 1.3%
State Street Navigator Securities Lending Prime Portfolio 0.24%(1)(2)	4,682,825	$4,682,825
T. Rowe Price Reserve Investment Fund 0.12%(2)	3,772,885	3,772,885

Total Short-Term Investment Securities
(cost $8,455,710)		8,455,710

TOTAL INVESTMENTS
(cost $433,942,066)(3)	100.9%	672,129,787
Liabilities in excess of other assets	(0.9)	(6,155,521)

NET ASSETS	100.0%	$665,974,266

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At November 30, 2015, the Fund had loaned securities with a total value of $4,579,536. This was secured by collateral of $4,682,825, which was received in cash and subsequently invested in short-term investments currently valued at $4,682,825 as reported in the portfolio of investments.
(2)	The rate shown is the 7-day yield as of November 30, 2015.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$663,674,077	$—	$—	$663,674,077
Short-Term Investment Securities	8,455,710	—	—	8,455,710

Total Investments at Value	$672,129,787	$—	$—	$672,129,787

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $8,316,164 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

37

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Banks — Super Regional	7.0%
Diversified Banking Institutions	6.9
Medical — Drugs	5.4
Aerospace/Defense	5.0
Electronic Components — Semiconductors	5.0
Cruise Lines	5.0
Tobacco	5.0
Medical — HMO	3.9
Oil Companies — Exploration & Production	3.2
Savings & Loans/Thrifts	3.1
Oil Companies — Integrated	2.9
Time Deposits	2.8
Auto/Truck Parts & Equipment — Original	2.6
Finance — Credit Card	2.5
Registered Investment Companies	2.2
Finance — Consumer Loans	2.1
Building — Residential/Commercial	2.0
Building & Construction Products — Misc.	2.0
Tools — Hand Held	1.9
Apparel Manufacturers	1.8
Building Products — Cement	1.6
Banks — Fiduciary	1.6
Industrial Gases	1.5
Medical — Generic Drugs	1.5
Applications Software	1.5
Telephone — Integrated	1.5
Advertising Services	1.5
Medical — Wholesale Drug Distribution	1.4
Medical Instruments	1.4
Enterprise Software/Service	1.4
Investment Management/Advisor Services	1.3
Aerospace/Defense — Equipment	1.2
Resorts/Theme Parks	1.2
Oil Refining & Marketing	1.1
Semiconductor Components — Integrated Circuits	1.1
Instruments — Controls	1.0
Engineering/R&D Services	1.0
Electronic Security Devices	1.0
Machinery — Farming	0.9
Diversified Manufacturing Operations	0.9
Finance — Investment Banker/Broker	0.9
Retail — Discount	0.9
Cellular Telecom	0.8
Machinery — Pumps	0.6
Chemicals — Diversified	0.5
Oil & Gas Drilling	0.2
Machinery — Construction & Mining	0.1

101.9%

*	Calculated as a percentage of net assets

38

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.9%
Advertising Services — 1.5%
Nielsen Holdings PLC	18,100	$844,908

Aerospace/Defense — 5.0%
General Dynamics Corp.	4,700	688,362
Raytheon Co.	5,460	677,204
Rolls-Royce Holdings PLC ADR	63,000	575,190
Spirit AeroSystems Holdings, Inc., Class A†	18,200	954,590

		2,895,346

Aerospace/Defense - Equipment — 1.2%
United Technologies Corp.	7,290	700,205

Apparel Manufacturers — 1.8%
Hanesbrands, Inc.	33,300	1,021,311

Applications Software — 1.5%
Microsoft Corp.	15,935	866,067

Auto/Truck Parts & Equipment - Original — 2.6%
Delphi Automotive PLC	6,900	606,372
Johnson Controls, Inc.	19,500	897,000

		1,503,372

Banks - Fiduciary — 1.6%
State Street Corp.	12,410	900,718

Banks - Super Regional — 7.0%
Capital One Financial Corp.	16,025	1,258,123
Fifth Third Bancorp	28,400	587,028
PNC Financial Services Group, Inc.	8,725	833,325
Wells Fargo & Co.	23,945	1,319,369

		3,997,845

Building & Construction Products - Misc. — 2.0%
Owens Corning	24,400	1,142,896

Building Products - Cement — 1.6%
CRH PLC ADR	31,400	920,648

Building - Residential/Commercial — 2.0%
NVR, Inc.†	699	1,176,054

Cellular Telecom — 0.8%
Vodafone Group PLC ADR	12,954	434,736

Chemicals - Diversified — 0.5%
FMC Corp.	6,100	262,117

Cruise Lines — 5.0%
Carnival Corp.	19,300	975,229
Norwegian Cruise Line Holdings, Ltd.†	14,200	815,648
Royal Caribbean Cruises, Ltd.	11,600	1,074,276

		2,865,153

Diversified Banking Institutions — 6.9%
Bank of America Corp.	72,326	1,260,642
Citigroup, Inc.	27,810	1,504,243
JPMorgan Chase & Co.	17,905	1,193,905

		3,958,790

Diversified Manufacturing Operations — 0.9%
Eaton Corp. PLC	9,100	529,256

Electronic Components - Semiconductors — 5.0%
Fairchild Semiconductor International, Inc.†	22,000	429,880
Intel Corp.	15,300	531,981
Microchip Technology, Inc.#	20,200	975,256
Texas Instruments, Inc.	16,320	948,518

		2,885,635

Security Description	Shares	Value (Note 2)

Electronic Security Devices — 1.0%
Tyco International PLC	15,800	$557,898

Engineering/R&D Services — 1.0%
KBR, Inc.	29,000	563,760

Enterprise Software/Service — 1.4%
Oracle Corp.	20,400	794,988

Finance - Consumer Loans — 2.1%
Navient Corp.	49,605	590,795
SLM Corp.†	91,805	620,143

		1,210,938

Finance - Credit Card — 2.5%
American Express Co.	11,255	806,308
Discover Financial Services	11,000	624,360

		1,430,668

Finance - Investment Banker/Broker — 0.9%
E*TRADE Financial Corp.†	17,100	520,353

Industrial Gases — 1.5%
Air Products & Chemicals, Inc.	6,500	889,785

Instruments - Controls — 1.0%
Honeywell International, Inc.	5,800	602,910

Investment Management/Advisor Services — 1.3%
Ameriprise Financial, Inc.	6,500	734,175

Machinery - Construction & Mining — 0.1%
Joy Global, Inc.#	2,900	44,515

Machinery - Farming — 0.9%
Deere & Co.	6,700	533,119

Machinery - Pumps — 0.6%
SPX FLOW, Inc.†	9,500	319,200

Medical Instruments — 1.4%
Medtronic PLC	10,730	808,398

Medical - Drugs — 5.4%
Johnson & Johnson	8,185	828,649
Merck & Co., Inc.	13,900	736,839
Pfizer, Inc.	26,341	863,195
Sanofi ADR	15,600	689,832

		3,118,515

Medical - Generic Drugs — 1.5%
Teva Pharmaceutical Industries, Ltd. ADR	13,800	868,434

Medical - HMO — 3.9%
Anthem, Inc.	4,715	614,742
Cigna Corp.	6,000	809,880
UnitedHealth Group, Inc.	7,020	791,224

		2,215,846

Medical - Wholesale Drug Distribution — 1.4%
Cardinal Health, Inc.	9,600	833,760

Oil & Gas Drilling — 0.2%
Seadrill, Ltd.†#	22,000	133,760

Oil Companies - Exploration & Production — 3.2%
ConocoPhillips	15,765	852,098
Fairmount Santrol Holdings, Inc.†#	37,900	111,047
Occidental Petroleum Corp.	11,365	859,081

		1,822,226

39

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Integrated — 2.9%
BP PLC ADR	23,835	$824,691
Chevron Corp.	9,200	840,144

		1,664,835

Oil Refining & Marketing — 1.1%
Phillips 66	6,900	631,557

Resort/Theme Parks — 1.2%
SeaWorld Entertainment, Inc.#	38,900	681,139

Retail - Discount — 0.9%
Target Corp.	7,100	514,750

Savings & Loans/Thrifts — 3.1%
First Niagara Financial Group, Inc.	25,800	278,124
New York Community Bancorp, Inc.	43,500	713,400
People’s United Financial, Inc.	47,800	800,650

		1,792,174

Semiconductor Components - Integrated Circuits — 1.1%
QUALCOMM, Inc.	12,500	609,875

Telephone - Integrated — 1.5%
Verizon Communications, Inc.	19,038	865,277

Tobacco — 5.0%
Altria Group, Inc.	18,170	1,046,592
Philip Morris International, Inc.	8,100	707,859
Reynolds American, Inc.	23,656	1,094,090

		2,848,541

Tools - Hand Held — 1.9%
Stanley Black & Decker, Inc.	9,860	1,076,318

Total Long-Term Investment Securities
(cost $45,566,838)		55,592,771

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 5.0%
Registered Investment Companies — 2.2%
State Street Navigator Securities Lending Prime Portfolio 0.24%(1)(2)	$1,259,296	$1,259,296

Time Deposits — 2.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2015	1,594,000	1,594,000

Total Short-Term Investment Securities
(cost $2,853,296)		2,853,296

TOTAL INVESTMENTS
(cost $48,420,134)(3)	101.9%	58,446,067
Liabilities in excess of other assets	(1.9)	(1,097,376)

NET ASSETS	100.0%	$57,348,691

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At November 30, 2015, the Fund had loaned securities with a total value of $1,458,682. This was secured by collateral of $1,259,296, which was received in cash and subsequently invested in short-term investments currently valued at $1,259,296 as reported in the Portfolio of Investments. Additional collateral of $225,555 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
United States Treasury Bills	0.00%	04/07/2016	$8,128
United States Treasury Notes/Bonds	0.13% to 8.88%	01/31/2016 to 08/15/2044	217,427

(2)	The rate shown is the 7-day yield as of November 30, 2015.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$55,592,771	$—	$—	$55,592,771
Short-Term Investment Securities:
Registered Investment Companies	1,259,296	—	—	1,259,296
Time Deposits	—	1,594,000	—	1,594,000

Total Investments at Value*	$56,852,067	$1,594,000	$—	$58,446,067

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

40

VALIC Company I Capital Conservation Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	22.6%
United States Treasury Notes	21.2
Federal Home Loan Mtg. Corp.	10.6
Time Deposits	7.6
Diversified Financial Services	6.4
Diversified Banking Institutions	4.9
United States Treasury Bonds	4.4
Banks — Commercial	3.9
Government National Mtg. Assoc.	2.0
Telephone — Integrated	1.4
Electric — Integrated	1.2
Oil Companies — Integrated	1.1
Auto — Cars/Light Trucks	1.0
Savings & Loans/Thrifts	0.8
Oil Companies — Exploration & Production	0.7
Insurance — Multi-line	0.7
Pipelines	0.6
Banks — Super Regional	0.6
Finance — Other Services	0.6
Paper & Related Products	0.6
Medical Labs & Testing Services	0.6
Aerospace/Defense	0.6
Insurance — Life/Health	0.6
Insurance — Mutual	0.5
Electric — Generation	0.5
Banks — Money Center	0.5
Banks — Fiduciary	0.4
Diversified Manufacturing Operations	0.4
Real Estate Investment Trusts	0.4
Sovereign	0.4
Registered Investment Companies	0.4
Computers	0.4
Electric — Distribution	0.4
Municipal Bonds & Notes	0.3
Machinery — Farming	0.3
Medical — Biomedical/Gene	0.3
Medical — Drugs	0.3
Computer Services	0.3
Brewery	0.3
Medical — Generic Drugs	0.3
Coatings/Paint	0.3
Multimedia	0.3
Enterprise Software/Service	0.2
Finance — Credit Card	0.2
Networking Products	0.2
Retail — Discount	0.2
Aerospace/Defense — Equipment	0.2
Retail — Drug Store	0.2
Cable/Satellite TV	0.2
Tools — Hand Held	0.2
Beverages — Non-alcoholic	0.2
Applications Software	0.2
Beverages — Wine/Spirits	0.2
Medical — HMO	0.2
Electronic Components — Misc.	0.1
Diversified Minerals	0.1
Telecom Services	0.1
Auto — Heavy Duty Trucks	0.1
Consumer Products — Misc.	0.1
Federal Home Loan Bank	0.1
Chemicals — Diversified	0.1
Transport — Rail	0.1
Sovereign Agency	0.1
Schools	0.1
Diagnostic Equipment	0.1
Oil — Field Services	0.1
SupraNational Banks	0.1
Steel Pipe & Tube	0.1
Finance — Consumer Loans	0.1

Electronic Components — Semiconductors	0.1
Chemicals — Specialty	0.1
Gold Mining	0.1
Chemicals — Plastics	0.1
Insurance — Property/Casualty	0.1
Finance — Investment Banker/Broker	0.1
Athletic Footwear	0.1
Real Estate Management/Services	0.1
Tennessee Valley Authority	0.1
Retail — Automobile	0.1
Steel — Specialty	0.1
Diversified Operations	0.1
Metal — Copper	0.1
Advertising Agencies	0.1
Commercial Services — Finance	0.1

107.1%

Credit Quality†#

Aaa	62.5%
Aa	3.8
A	13.6
Baa	15.9
Ba	2.1
B	0.1
Not Rated@	2.0

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unvailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

41

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 5.9%
Diversified Financial Services — 5.9%
American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	$102,000	$102,340
AmeriCredit Automobile Receivables Trust Series 2015-2,Class C 2.40% due 01/08/2021	314,000	313,264
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	375,000	379,051
Applebee’s Funding LLC/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	35,000	35,701
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	271,580	267,389
BA Credit Card Trust Series 2015-A2,Class A 1.36% due 09/15/2020	333,000	332,144
Capital Auto Receivables Asset Trust Series 2015-2, Class A2 1.39% due 09/20/2018	409,000	407,952
CarMax Auto Owner Trust Series 2014-2, Class C 2.08% due 01/15/2020	542,000	541,502
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.57% due 04/15/2021	228,000	227,046
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	420,000	429,610
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(1)	216,000	220,775
Commercial Mtg. Trust Series 2015-LC23, Class A4 3.77% due 10/10/2053(1)	470,000	485,580
Core Industrial Trust Series 2015-1, Class A 3.04% due 02/10/2034*(1)	1,224,000	1,232,071
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*	163,763	164,403
Dell Equipment Finance Trust Series 2015-1,Class A3 1.30% due 03/23/2020*	335,000	333,044
Discover Card Execution Note Trust Series 2015-A4, Class A1 2.19% due 04/17/2023	569,000	568,659
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	282,000	283,393
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	250,000	250,819
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	240,000	245,553
Hyundai Auto Lease Securitization Trust Series 2015-B, Class A3 1.40% due 11/15/2018*	122,000	121,596
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	948,991	974,366

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	$390,000	$400,232
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class A2 3.10% due 12/15/2047(1)	320,000	330,008
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	375,000	374,518
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)	471,172	464,094
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	282,000	282,226
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	104,080	104,398
Sierra Timeshare Receivables Funding LLC Series 2015-2A, Class A 2.43% due 06/20/2032*	166,891	164,753
Synchrony Credit Card Master Note Trust Series 2014-1, Class A 1.61% due 11/15/2020	343,000	342,998
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(1)	1,000,000	1,001,039
Wells Fargo Commercial Mtg. Trust Series BH3-C26, Class A2 2.66% due 02/15/2048(1)	1,100,000	1,115,025
Wendys Funding LLC Series 2015-1A, Class A2I 3.37% due 06/15/2045*	215,000	215,942
Wendys Funding LLC Series 2015-1A, Class A23 4.50% due 06/15/2045*	115,000	113,867
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(1)	251,000	257,415
WF-RBS Commercial Mtg. Trust Series 2014-C25, Class A2 2.93% due 11/15/2047(1)	900,000	922,181

Total Asset Backed Securities
(cost $14,238,072)		14,004,954

U.S. CORPORATE BONDS & NOTES — 21.8%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	126,000	125,398

Aerospace/Defense — 0.4%
BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	252,000	252,040
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	32,000	31,068
Boeing Co. Senior Notes 0.95% due 05/15/2018	302,000	299,197
Boeing Co. Senior Notes 2.20% due 10/30/2022	186,000	181,643

42

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	$154,000	$157,687

		921,635

Aerospace/Defense-Equipment — 0.2%
Harris Corp. Senior Notes 4.85% due 04/27/2035	241,000	236,760
Harris Corp. Senior Notes 5.05% due 04/27/2045	228,000	223,316

		460,076

Applications Software — 0.2%
Microsoft Corp. Senior Notes 1.30% due 11/03/2018	202,000	201,600
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	177,000	181,758

		383,358

Athletic Footwear — 0.1%
NIKE, Inc. Senior Notes 3.88% due 11/01/2045	176,000	170,406

Auto-Cars/Light Trucks — 0.9%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	305,000	304,223
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	393,000	389,937
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	413,000	409,083
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	150,000	151,656
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	163,000	162,433
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	485,000	483,909
Toyota Motor Credit Corp. Senior Notes 1.55% due 07/13/2018	167,000	167,113

		2,068,354

Auto-Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	335,000	333,913

Banks-Commercial — 1.5%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	473,000	470,175
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	621,000	617,583
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	589,000	586,859

Security Description	Principal Amount	Value (Note 2)

Banks-Commercial (continued)
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	$258,000	$256,948
KeyBank NA Senior Notes 2.25% due 03/16/2020	313,000	310,817
MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016	810,000	818,997
PNC Bank NA Senior Notes 1.85% due 07/20/2018	490,000	491,495

		3,552,874

Banks-Fiduciary — 0.2%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	545,801

Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	167,000	166,422
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	297,000	301,821
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	216,000	222,391
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	320,000	325,665

		1,016,299

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	630,000	628,097

Cable/Satellite TV — 0.2%
CCO Safari II LLC Senior Sec. Notes 3.58% due 07/23/2020*	284,000	285,411
CCO Safari II LLC Senior Sec. Notes 6.38% due 10/23/2035*	136,000	140,791

		426,202

Chemicals-Diversified — 0.1%
Solvay Finance America LLC Company Guar. Notes 4.45% due 12/03/2025*	302,000	301,638

Chemicals-Specialty — 0.1%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	179,000	228,516

Coatings/Paint — 0.3%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	409,000	383,969
Sherwin-Williams Co. Senior Notes 4.55% due 08/01/2045	109,000	113,129

43

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Coatings/Paint (continued)
Valspar Corp. Senior Notes 3.95% due 01/15/2026	$106,000	$106,318

		603,416

Commercial Services - Finance — 0.0%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	123,000	124,154

Computer Services — 0.3%
Hewlett Packard Enterprise Co. Company Guar. Notes 4.90% due 10/15/2025*	228,000	225,024
Hewlett Packard Enterprise Co. Company Guar. Notes 6.20% due 10/15/2035*	266,000	257,908
Hewlett Packard Enterprise Co. Company Guar. Notes 6.35% due 10/15/2045*	242,000	232,672

		715,604

Computers — 0.4%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	363,000	372,492
Apple, Inc. Senior Notes 3.45% due 02/09/2045	65,000	55,836
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	473,000	435,301

		863,629

Consumer Products - Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	87,000	86,413

Containers - Paper/Plastic — 0.0%
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*	97,000	97,968

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	100,000	103,432

Diagnostic Equipment — 0.1%
Danaher Corp. Senior Notes 3.35% due 09/15/2025	176,000	179,249
Danaher Corp. Senior Notes 4.38% due 09/15/2045	98,000	100,201

		279,450

Diversified Banking Institutions — 3.6%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	757,000	765,266
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	143,000	142,326
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	247,000	243,974

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	$296,000	$297,105
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	334,000	384,737
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	44,000	53,433
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	245,000	239,484
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	989,000	1,005,398
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	211,000	210,876
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	142,000	160,586
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	295,000	302,912
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	403,000	404,281
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	86,000	85,990
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	106,000	105,368
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	261,000	312,879
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	726,000	870,221
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	399,000	399,468
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	175,000	176,996
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	274,000	277,144
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	138,000	139,582
Morgan Stanley Senior Notes 1.88% due 01/05/2018	253,000	254,020
Morgan Stanley Senior Notes 2.80% due 06/16/2020	152,000	153,698
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	772,000	790,568
Morgan Stanley Senior Notes 4.75% due 03/22/2017	423,000	440,578
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	248,000	267,256

		8,484,146

44

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.2%
General Electric Capital Corp. Company Guar. Notes 5.88% due 01/14/2038	$78,000	$95,658
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	359,000	360,914

		456,572

Diversified Manufacturing Operations — 0.4%
General Electric Co. Senior Notes 2.70% due 10/09/2022	262,000	262,794
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	330,000	362,276
Textron, Inc. Senior Notes 4.63% due 09/21/2016	305,000	312,740

		937,810

Diversified Operations — 0.1%
MUFG Americas Holdings Corp. Senior Notes 1.63% due 02/09/2018	131,000	130,199

Electric - Distribution — 0.1%
Entergy Louisiana LLC Company Guar. Notes 4.95% due 01/15/2045	172,000	173,740

Electric - Integrated — 1.1%
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	134,000	133,344
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	326,000	342,084
Entergy Arkansas, Inc. Senior Sec. Notes 4.95% due 12/15/2044	192,000	186,027
Exelon Corp. Senior Notes 4.95% due 06/15/2035	115,000	116,131
Exelon Corp. Senior Notes 5.10% due 06/15/2045	118,000	119,432
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	180,000	180,051
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	262,000	315,857
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	112,000	112,921
Louisville Gas & Electric Co. Pass Through Certs. 4.38% due 10/01/2045	30,000	31,157
South Carolina Electric & Gas Co. 1st. Mtg. Bonds 5.10% due 06/01/2065	146,000	154,253
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	310,000	309,458

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
Southern Co. Senior Notes 1.30% due 08/15/2017	$259,000	$256,963
Southern Power Co. Senior Notes 4.15% due 12/01/2025	217,000	218,157
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	137,000	137,138

		2,612,973

Electronic Components - Misc. — 0.1%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	160,000	157,530
Corning, Inc. Senior Notes 2.90% due 05/15/2022	160,000	153,541

		311,071

Electronic Components - Semiconductors — 0.1%
Intel Corp. Senior Notes 1.35% due 12/15/2017	249,000	249,832

Electronics - Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	72,000	68,417

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.80% due 07/08/2021	406,000	412,574
Oracle Corp. Senior Notes 3.90% due 05/15/2035	160,000	152,591

		565,165

Finance - Consumer Loans — 0.1%
Synchrony Financial Senior Notes 4.25% due 08/15/2024	253,000	252,833

Finance - Credit Card — 0.2%
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	266,000	265,799
Discover Financial Services Senior Notes 3.75% due 03/04/2025	275,000	269,759

		535,558

Finance - Investment Banker/Broker — 0.1%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	6,675
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(3)†	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(3)†	112,000	11
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	176,000	175,711

		182,406

45

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Other Services — 0.5%
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	$115,000	$115,987
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	134,000	133,692
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	478,000	477,815
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	269,000	264,596
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	114,000	113,259
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 3.25% due 11/01/2025	120,000	119,669

		1,225,018

Food - Retail — 0.0%
Whole Foods Market, Inc. Senior Notes 5.20% due 12/03/2025*	83,000	82,885

Gas - Distribution — 0.0%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	109,000	105,723

Industrial Gases — 0.0%
Airgas, Inc. Senior Notes 3.05% due 08/01/2020	84,000	85,163

Insurance - Life/Health — 0.3%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	207,005
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	320,000	318,973
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	117,000	117,590

		643,568

Insurance - Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	477,000	557,633
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	131,000	133,596

		691,229

Insurance - Mutual — 0.5%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	169,000	153,536
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	435,000	439,326
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	162,000	155,796

Security Description	Principal Amount	Value (Note 2)

Insurance - Mutual (continued)
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	$453,000	$455,764

		1,204,422

Machinery - Farming — 0.3%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	351,000	350,507
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	429,000	430,205

		780,712

Medical Labs & Testing Services — 0.6%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	71,000	70,043
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	229,000	222,749
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	117,000	106,976
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	441,000	442,174
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	548,000	553,474

		1,395,416

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	56,000	56,759

Medical - Biomedical/Gene — 0.3%
Biogen, Inc. Senior Notes 4.05% due 09/15/2025	199,000	200,603
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	194,000	194,785
Celgene Corp. Senior Notes 5.00% due 08/15/2045	212,000	211,983
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	136,000	138,164

		745,535

Medical - Drugs — 0.1%
Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*	216,000	214,422
Baxalta, Inc. Senior Notes 4.00% due 06/23/2025*	117,000	115,940

		330,362

Medical - Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 5.40% due 11/29/2043	127,000	120,889

46

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	$211,000	$210,855
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	152,000	156,129

		366,984

Metal - Copper — 0.1%
Freeport - McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	143,000	129,057

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 4.95% due 10/15/2045*	87,000	88,071
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	118,000	100,561
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	240,000	204,654
Walt Disney Co. Senior Notes 1.50% due 09/17/2018#	207,000	208,220

		601,506

Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	528,000	534,821

Oil Companies - Exploration & Production — 0.6%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	600,000	658,202
Hess Corp. Senior Notes 5.60% due 02/15/2041	124,000	121,253
Hess Corp. Senior Notes 7.88% due 10/01/2029	154,000	181,975
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	148,000	140,220
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	130,000	117,509
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	71,000	65,013
Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025#	170,000	140,021

		1,424,193

Oil Companies - Integrated — 0.5%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	289,000	288,470
Chevron Corp. Senior Notes 1.96% due 03/03/2020	159,000	158,143
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	114,000	113,353

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Integrated (continued)
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	$290,000	$290,203
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	204,000	206,604

		1,056,773

Oil - Field Services — 0.1%
Freeport - McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	126,000	102,060
Freeport - McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.88% due 02/15/2023	210,000	170,100

		272,160

Paper & Related Products — 0.6%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	251,000	246,218
Georgia - Pacific LLC Senior Notes 3.60% due 03/01/2025*	530,000	525,210
Georgia - Pacific LLC Senior Notes 3.73% due 07/15/2023*	368,000	371,848
Georgia - Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	256,000	283,461

		1,426,737

Pipelines — 0.6%
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018*	59,000	58,682
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	270,000	209,211
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	103,000	77,877
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	371,000	343,531
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	131,000	89,754
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	607,000	643,044
Williams Partners LP Senior Notes 4.00% due 09/15/2025	104,000	84,938

		1,507,037

Real Estate Investment Trusts — 0.4%
HCP, Inc. Senior Notes 3.75% due 02/01/2016	160,000	160,753
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	79,000	78,587
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027*	311,000	296,158

47

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	$239,000	$241,596
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026*	195,000	200,298

		977,392

Real Estate Management/Services — 0.1%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	168,000	167,960

Retail - Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025	139,000	142,105

Retail - Discount — 0.2%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	306,000	302,504
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	215,000	221,901

		524,405

Retail - Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	130,193	131,895
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	148,374	159,701
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	145,657	160,732

		452,328

Retail - Regional Department Stores — 0.0%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	89,000	84,655

Savings & Loans/Thrifts — 0.8%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	363,000	377,089
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	991,000	1,132,975
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	400,000	471,957

		1,982,021

Schools — 0.1%
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	113,000	110,515
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	180,000	169,427

		279,942

Security Description	Principal Amount	Value (Note 2)

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	$303,000	$259,443

Steel - Specialty — 0.1%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	175,000	134,750

Telephone - Integrated — 1.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	517,213
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	277,000	241,770
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	362,000	339,730
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	130,000	121,777
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	130,000	144,538
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	313,000	313,516
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	104,000	98,500
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	30,000	32,571
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	674,000	599,074
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	504,000	489,943
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	15,000	17,493

		2,916,125

Transport - Rail — 0.0%
Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	84,000	74,873

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	95,000	92,830

Total U.S. Corporate Bonds & Notes
(cost $52,621,841)		51,873,133

FOREIGN CORPORATE BONDS & NOTES — 7.8%
Aerospace/Defense — 0.2%
Rolls-Royce PLC Company Guar. Notes 2.38% due 10/14/2020*	416,000	409,347

Auto - Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	163,000	161,632

48

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial — 2.4%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	$24,000	$23,968
ANZ New Zealand Int’l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*	760,000	761,333
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.45% due 09/08/2017*	324,000	321,408
BPCE SA Sub. Notes 4.50% due 03/15/2025*	314,000	309,282
Credit Suisse AG Senior Notes 1.70% due 04/27/2018	414,000	413,409
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	254,000	255,132
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	336,000	335,748
ING Bank NV Senior Notes 4.00% due 03/15/2016*	278,000	280,584
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	280,000	280,292
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	783,000	780,610
National Australia Bank, Ltd. Senior Notes 2.75% due 03/09/2017	506,000	515,772
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	650,000	647,882
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	400,000	401,640
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.45% due 10/20/2020	458,000	454,375

		5,781,435

Banks - Fiduciary — 0.1%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	249,000	248,291

Banks - Money Center — 0.5%
Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/2020*	570,000	667,795
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*	215,000	214,910
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	239,000	239,522

		1,122,227

Beverages - Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	410,000	408,975

Security Description	Principal Amount	Value (Note 2)

Beverages - Wine/Spirits — 0.2%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	$353,000	$381,313

Chemicals - Plastics — 0.1%
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	219,000	188,614

Consumer Products - Misc. — 0.1%
Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	259,000	247,063

Diversified Banking Institutions — 1.1%
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	222,000	218,130
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	916,000	912,810
Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025	381,000	359,840
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	280,000	281,885
Societe Generale SA 1st. Mtg. Bonds 5.63% due 11/24/2045*	200,000	197,938
UBS AG Senior Notes 1.80% due 03/26/2018	495,000	494,894
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*	202,000	202,886

		2,668,383

Diversified Financial Services — 0.3%
GE Capital International Funding Co. Company Guar. Notes 0.96% due 04/15/2016*	406,000	406,492
GE Capital International Funding Co. Company Guar. Notes 4.42% due 11/15/2035*	249,000	255,422

		661,914

Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	98,000	94,297

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	218,000	179,870
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	118,000	87,910
Teck Resources, Ltd. Company Guar. Notes 2.50% due 02/01/2018#	122,000	95,160

		362,940

Electric - Generation — 0.5%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*	677,000	668,908

49

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Electric - Generation (continued)
Electricite de France SA Senior Notes 3.63% due 10/13/2025*	$124,000	$122,721
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	266,000	260,977
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	122,000	120,536

		1,173,142

Electronic Components - Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025*	79,000	76,082

Gold Mining — 0.1%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	165,000	145,415
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	88,000	69,349

		214,764

Insurance - Multi-line — 0.2%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	135,000	133,105
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	304,000	286,939

		420,044

Insurance - Property/Casualty — 0.1%
Allied World Assurance Co. Holdings, Ltd. Company Guar. Notes 4.35% due 10/29/2025	188,000	185,523

Medical - Drugs — 0.2%
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	404,000	404,771

Medical - Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	269,000	272,647
Perrigo Finance PLC Company Guar. Notes 3.50% due 12/15/2021	237,000	232,771

		505,418

Oil Companies - Exploration & Production — 0.1%
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	343,000	273,735

Oil Companies - Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	475,000	474,121
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	201,000	203,250
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	167,000	168,704

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	$22,000	$18,150
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	196,000	195,670
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	216,000	215,248
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	227,000	226,515

		1,501,658

SupraNational Banks — 0.1%
North American Development Bank Senior Notes 2.30% due 10/10/2018	257,000	259,886

Telephone - Integrated — 0.2%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	423,000	451,129

Transport - Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	219,000	223,491

Total Foreign Corporate Bonds & Notes
(cost $18,720,090)		18,426,074

MUNICIPAL BONDS & NOTES — 0.3%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	241,000	231,586
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	335,000	324,900
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	216,000	229,211

Total Municipal Bonds & Notes
(cost $789,578)		785,697

U.S. GOVERNMENT AGENCIES — 35.4%
Federal Home Loan Bank — 0.1%
5.50% due 07/15/2036	250,000	328,249

Federal Home Loan Mtg. Corp. — 10.6%
1.89% due 02/01/2037 FRS	108,664	113,346
2.50% due 01/01/2028	339,859	347,188
2.50% due 04/01/2028	849,495	867,837
2.56% due 11/01/2037 FRS	817,372	871,771
3.00% due 08/01/2027	661,965	685,867
3.00% due 10/01/2042	701,492	705,279
3.00% due 11/01/2042	810,117	814,507
3.00% due 02/01/2043	411,397	413,571
3.00% due 04/01/2043	857,625	862,101
3.00% due 05/01/2043	1,176,194	1,182,571
3.00% due 08/01/2043	867,292	871,602
3.00% due 07/01/2045	592,261	594,591
3.00% due 10/01/2045	580,882	583,176
3.50% due 11/01/2041	896,567	930,467
3.50% due 03/01/2042	272,706	283,069

50

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.50% due 04/01/2042	$1,552,829	$1,611,833
3.50% due 06/01/2042	2,007,702	2,084,004
3.50% due 08/01/2042	374,408	388,634
3.50% due 03/01/2045	2,432,383	2,516,575
3.50% due 08/01/2045	966,981	1,001,691
3.50% due 10/01/2045	997,199	1,031,720
3.50% due 11/01/2045	669,000	692,160
4.00% due 09/01/2040	163,107	173,224
4.50% due 01/01/2039	23,077	24,899
5.00% due 10/01/2033	1,758	1,946
5.00% due 06/01/2039	611,022	679,631
5.00% due 07/01/2040	1,073,394	1,181,171
5.00% due 11/01/2043	847,538	936,912
5.50% due 11/01/2018	35,255	36,543
5.50% due 02/01/2035	151,656	168,890
6.00% due 10/01/2033	162,338	184,575
6.00% due 03/01/2040	1,219	1,383
6.50% due 02/01/2035	7,319	8,440
6.50% due 01/01/2036	21,164	24,129
6.75% due 09/15/2029	500,000	720,552
6.75% due 03/15/2031	250,000	360,691
7.00% due 11/01/2016	696	705
Federal Home Loan Mtg. Corp. REMIC Series 3964, Class MD 2.00% due 01/15/2041(2)	51,210	51,179
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.60% due 09/15/2039(2)(4)	479,721	70,444
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN1, Class M2 2.42% due 02/25/2024(2)	431,000	431,742
Series 2014-HQ2, Class M2 2.42% due 09/25/2024(2)	600,000	596,328

		25,106,944

Federal National Mtg. Assoc. — 22.6%
2.01% due 09/01/2035 FRS	721,183	753,108
2.25% due 05/01/2037 FRS	177,579	186,806
2.35% due 07/01/2039 FRS	542,314	571,269
2.42% due 10/01/2035 FRS	685,360	727,596
2.47% due 05/01/2040 FRS	779,932	829,391
2.50% due 11/01/2036 FRS	342,208	364,818
2.50% due 04/01/2028	479,136	488,014
2.50% due December 15 TBA	1,700,000	1,722,047
2.58% due 10/01/2040 FRS	178,154	189,315
2.62% due 08/01/2035 FRS	391,846	418,275
2.67% due 10/01/2040 FRS	448,806	476,888
3.00% due 10/01/2027	163,730	170,162
3.00% due 12/01/2027	1,101,680	1,143,228
3.00% due 01/01/2028	1,326,951	1,378,618
3.00% due 03/01/2042	923,057	930,614
3.00% due 12/01/2042	984,980	992,252
3.00% due 02/01/2045	910,925	915,537
3.00% due 06/01/2045	929,232	934,827
3.00% due December 15 TBA	315,000	326,094
3.00% due December 30 TBA	2,659,000	2,670,737
3.50% due 08/01/2026	268,471	282,652
3.50% due 09/01/2026	79,020	83,327
3.50% due 08/01/2027	135,389	142,489
3.50% due 10/01/2028	761,296	804,191
3.50% due 12/01/2041	627,372	651,824
3.50% due 06/01/2042	415,216	430,995
3.50% due 07/01/2042	123,764	126,474

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
3.50% due 08/01/2042	$1,882,587	$1,946,988
3.50% due 08/01/2043	790,151	819,520
3.50% due 07/01/2045	701,730	727,409
3.50% due 09/01/2045	669,699	694,151
3.50% due December 15 TBA	400,000	420,383
3.50% due December 30 TBA	2,164,000	2,241,261
4.00% due 04/01/2039	267,855	284,272
4.00% due 07/01/2040	239,614	257,048
4.00% due 09/01/2040	145,497	154,737
4.00% due 10/01/2040	147,800	157,155
4.00% due 12/01/2040	1,727,337	1,836,668
4.00% due 10/01/2041	743,055	790,120
4.00% due 11/01/2041	841,714	894,457
4.00% due 01/01/2042	125,151	132,942
4.00% due 12/01/2043	857,633	919,096
4.00% due 10/01/2044	2,523,437	2,680,689
4.00% due 11/01/2044	613,095	651,050
4.00% due December 30 TBA	3,843,000	4,077,033
4.50% due 11/01/2022	188,615	198,332
4.50% due 10/01/2024	395,598	426,742
4.50% due 01/01/2039	63,778	69,008
4.50% due 09/01/2039	354,044	383,155
4.50% due 11/01/2040	303,539	328,716
4.50% due 12/01/2040	583,274	631,529
4.50% due 05/01/2041	495,593	536,690
4.50% due 07/01/2041	204,539	221,556
4.50% due December 30 TBA	3,615,000	3,907,589
5.00% due 03/15/2016	1,140,000	1,155,520
5.00% due 05/11/2017	500,000	529,683
5.00% due 10/01/2033	5,266	5,828
5.00% due 03/01/2034	70,746	78,390
5.00% due 05/01/2039	429,634	476,777
5.00% due 05/01/2040	182,404	201,760
5.00% due 06/01/2040	112,005	123,792
5.00% due 07/01/2040	430,049	475,606
5.00% due December 30 TBA	511,000	563,585
5.50% due 12/01/2029	122,464	136,707
5.50% due 04/01/2033	98,801	111,345
5.50% due 12/01/2033	86,257	96,289
5.50% due 07/01/2037	516,662	576,754
5.50% due 08/01/2037	345,312	386,641
5.50% due 06/01/2038	51,948	58,151
6.00% due 12/01/2016	1,971	2,004
6.00% due 11/01/2017	6,961	7,126
6.00% due 12/01/2020	23,955	25,064
6.00% due 12/01/2036	696,452	790,145
6.00% due 11/01/2038	197,785	224,311
6.00% due 06/01/2040	146,967	166,615
6.50% due 10/01/2037	50,792	58,213
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 1.82% due 01/25/2024(2)	1,721,272	1,723,161
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	660,308	655,204

		53,728,515

Government National Mtg. Assoc. — 2.0%
3.00% due 02/20/2045	953,671	970,877
3.00% due 05/20/2045	691,059	703,527
3.00% due December 30 TBA	727,000	738,999
3.50% due 03/20/2045	754,992	789,622
3.50% due 04/20/2045	1,430,154	1,495,753

		4,698,778

51

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	$155,000	$156,968

Total U.S. Government Agencies
(cost $83,723,818)		84,019,454

U.S. GOVERNMENT TREASURIES — 25.6%
United States Treasury Bonds — 4.4%
2.75% due 11/15/2042	423,000	404,031
3.00% due 11/15/2044	397,000	396,798
3.00% due 05/15/2045	2,109,000	2,107,022
3.13% due 11/15/2041	1,278,000	1,323,379
3.13% due 02/15/2042	408,000	422,073
3.38% due 05/15/2044	259,000	278,688
3.63% due 02/15/2044	940,000	1,060,658
3.88% due 08/15/2040	174,000	203,872
4.25% due 05/15/2039	267,000	330,882
4.38% due 11/15/2039	934,000	1,178,044
4.50% due 02/15/2036	875,000	1,126,733
4.75% due 02/15/2037	587,000	781,604
5.00% due 05/15/2037	159,000	218,898
5.25% due 11/15/2028	404,000	530,376
8.13% due 08/15/2019	92,000	114,267

		10,477,325

United States Treasury Notes — 21.2%
0.50% due 03/31/2017	1,500,000	1,494,199
0.50% due 04/30/2017	500,000	497,774
0.50% due 07/31/2017	3,351,000	3,331,102
0.75% due 12/31/2017	234,000	232,867
0.75% due 02/28/2018	1,511,000	1,501,203
0.88% due 02/28/2017	600,000	600,656
0.88% due 01/15/2018	600,000	598,219
1.00% due 08/31/2016	103,000	103,286
1.25% due 11/30/2018	7,911,000	7,914,710
1.38% due 07/31/2018	4,109,000	4,133,559
1.38% due 02/28/2019	510,000	510,797
1.38% due 09/30/2020	275,000	271,369
1.50% due 01/31/2019	4,400,000	4,428,015
1.50% due 01/31/2022	3,444,000	3,361,936
1.63% due 08/15/2022	2,390,000	2,335,197
1.75% due 05/15/2023	3,000,000	2,937,423
2.00% due 07/31/2022	118,000	118,230
2.00% due 02/15/2025	3,500,000	3,436,972
2.00% due 08/15/2025	580,000	568,423
2.13% due 12/31/2015	150,000	150,223
2.13% due 12/31/2021	1,700,000	1,722,845
2.25% due 11/15/2024	3,027,000	3,040,951
2.25% due 11/15/2025	450,000	451,283
2.38% due 08/15/2024	383,000	388,984
2.50% due 05/15/2024	4,538,000	4,660,844
3.13% due 05/15/2019	11,000	11,650
3.63% due 08/15/2019	27,000	29,138
4.00% due 08/15/2018	1,403,000	1,511,568

		50,343,423

Total U.S. Government Treasuries
(cost $60,363,833)		60,820,748

FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Electric - Distribution — 0.2%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	298,000	299,073

Sovereign — 0.4%
United Mexican States Senior Notes 3.50% due 01/21/2021	423,000	430,825

Security Description	Principal Amount	Value (Note 2)

Sovereign (continued)
United Mexican States Senior Notes 3.60% due 01/30/2025	$240,000	$237,120
United Mexican States Senior Notes 4.75% due 03/08/2044	319,000	299,860

		967,805

Sovereign Agency — 0.1%
Nacional Financiera SNC Senior Notes 3.38% due 11/05/2020*	297,000	296,629

Total Foreign Government Obligations
(cost $1,543,589)		1,563,507

PREFERRED SECURITIES — 0.2%
Electric - Distribution — 0.1%
Entergy Louisiana LLC 4.70%#	7,100	170,329

Telecom Services — 0.1%
Qwest Corp. 6.13%#	13,750	338,250

Total Preferred Securities
(cost $521,212)		508,579

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.4%
Banks - Fiduciary — 0.1%
Bank of New York Mellon Corp. FRS Series E 4.95% due 06/20/2020(5)	259,000	256,734

Banks - Super Regional — 0.2%
PNC Preferred Funding Trust I VRS Jr. Sub. Bonds* 1.99% due 03/15/2017(5)	198,000	178,200
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(5)	228,000	240,255
Wells Fargo Capital X 5.95% due 12/01/2086	97,000	98,212

		516,667

Diversified Banking Institutions — 0.2%
HSBC Holdings PLC FRS 6.38% due 03/30/2025(5)	206,000	206,105
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(5)	295,000	298,298

		504,403

Electric - Integrated — 0.1%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054	154,000	157,370

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(3)	78,000	8

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	216,000	213,840

Insurance - Life/Health — 0.3%
Meiji Yasuda Life Insurance Co. FRS 5.20% due 10/20/2045*	230,000	233,450

52

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Insurance - Life/Health (continued)
Prudential Financial, Inc. FRS 5.38% due 05/15/2045	$94,000	$95,410
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	283,000	294,320

		623,180

Insurance - Multi-line — 0.2%
MetLife Capital Trust IV 7.88% due 12/15/2067*	150,000	186,750
MetLife, Inc. 6.40% due 12/15/2066	284,000	312,755

		499,505

Pipelines — 0.0%
TransCanada Trust FRS 5.63% due 05/20/2025	118,000	112,100

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	396,000	422,136

Total Preferred Securities/Capital Securities
(cost $3,240,483)		3,305,943

Total Long-Term Investment Securities
(cost $235,762,516)		235,308,089

SHORT-TERM INVESTMENT SECURITIES — 8.0%
Registered Investment Companies — 0.4%
State Street Navigator Securities Lending Prime Portfolio 0.24%(7)(8)	900,968	900,968

Security Description	Principal Amount	Value (Note 2)

Time Deposits — 7.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2015	$17,975,000	$17,975,000

Total Short-Term Investment Securities
(cost $18,875,968)		18,875,968

TOTAL INVESTMENTS
(cost $254,638,484)(6)	107.1%	254,184,057
Liabilities in excess of other assets	(7.1)	(16,849,072)

NET ASSETS	100.0%	$237,334,985

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2015, the aggregate value of these securities was $22,823,319 representing 9.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Illiquid security. At November 30, 2015, the aggregate value of these securities was $28 representing 0% of net assets.
(4)	Interest Only
(5)	Perpetual maturity — maturity date reflects the next call date.
(6)	See Note 5 for cost of investments on a tax basis.
(7)	At November 30, 2015, the Fund had loaned securities with a total value of $879,654. This was secured by collateral of $900,968, which was received in cash and subsequently invested in short-term investments currently valued at $900,968 as reported in the Portfolio of Investments.
(8)	The rate shown is the 7-day yield as of November 30, 2015.

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2015, and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$14,004,954	$—	$14,004,954
U.S. Corporate Bonds & Notes	—	51,873,133	—	51,873,133
Foreign Corporate Bonds & Notes	—	18,426,074	—	18,426,074
Municipal Bonds & Notes	—	785,697	—	785,697
U.S. Government Agencies	—	84,019,454	—	84,019,454
U.S. Government Treasuries	—	60,820,748	—	60,820,748
Foreign Government Obligations	—	1,563,507	—	1,563,507
Preferred Securities	508,579	—	—	508,579
Preferred Securities/Capital Securities	—	3,305,943	—	3,305,943
Short-Term Investment Securities:
Registered Investment Companies	900,968	—	—	900,968
Time Deposits	—	17,975,000	—	17,975,000

Total Investments at Value	$1,409,547	$252,774,510	$—	$254,184,057

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

53

VALIC Company I Core Equity Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Diversified Banking Institutions	10.5%
Medical — HMO	5.5
Banks — Super Regional	4.5
Medical — Drugs	3.6
Retail — Building Products	3.5
Networking Products	3.5
Oil Companies — Integrated	2.8
Web Portals/ISP	2.7
Finance — Credit Card	2.5
Computer Services	2.1
Computers	2.1
Oil Refining & Marketing	2.1
Retail — Drug Store	2.1
Oil — Field Services	2.1
Cable/Satellite TV	2.0
Medical — Biomedical/Gene	1.9
Auto/Truck Parts & Equipment — Original	1.9
Registered Investment Companies	1.8
Telephone — Integrated	1.7
Chemicals — Diversified	1.7
Electric — Integrated	1.6
Airlines	1.6
Medical — Generic Drugs	1.6
Computers — Memory Devices	1.5
Cruise Lines	1.4
Tobacco	1.4
Electronic Components — Semiconductors	1.3
Aerospace/Defense	1.2
Medical Labs & Testing Services	1.2
Medical — Hospitals	1.2
Oil Companies — Exploration & Production	1.2
Applications Software	1.1
Insurance — Multi-line	1.1
Internet Content — Entertainment	1.0
Repurchase Agreements	1.0
Semiconductor Components — Integrated Circuits	1.0
Beverages — Non-alcoholic	1.0
Transport — Services	0.9
Building — Residential/Commercial	0.9
Insurance — Property/Casualty	0.8
Entertainment Software	0.8
Retail — Apparel/Shoe	0.8
Medical Products	0.7
Finance — Other Services	0.7
Insurance — Life/Health	0.7
E-Commerce/Services	0.7
Commercial Services — Finance	0.6
Food — Meat Products	0.6
Finance — Consumer Loans	0.6
Advertising Services	0.6
Brewery	0.6
Medical — Wholesale Drug Distribution	0.6
Real Estate Investment Trusts	0.5
Advertising Agencies	0.5
Home Decoration Products	0.5
Enterprise Software/Service	0.5
Containers — Paper/Plastic	0.5
Medical Instruments	0.5
Rubber — Tires	0.4
Multimedia	0.4
Paper & Related Products	0.4
Diversified Manufacturing Operations	0.4
Food — Retail	0.4
Building & Construction Products — Misc.	0.4
Semiconductor Equipment	0.3
Oil & Gas Drilling	0.3
Retail — Regional Department Stores	0.3
Banks — Commercial	0.3
Retail — Vitamins & Nutrition Supplements	0.3

E-Services/Consulting	0.3
Exchange-Traded Fund	0.3
Broadcast Services/Program	0.2
Independent Power Producers	0.2
Pharmacy Services	0.2
Casino Hotels	0.2
Wireless Equipment	0.2
Engineering/R&D Services	0.1
Cellular Telecom	0.1
Distribution/Wholesale	0.1
Machinery — General Industrial	0.1
Poultry	0.1
Investment Management/Advisor Services	0.1
Instruments — Controls	0.1
Steel — Producers	0.1
Building — Mobile Home/Manufactured Housing	0.1

102.0%

*	Calculated as a percentage of net assets

54

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.8%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	9,310	$214,130
Omnicom Group, Inc.	13,600	1,005,312

		1,219,442

Advertising Services — 0.6%
Nielsen Holdings PLC	31,700	1,479,756

Aerospace/Defense — 1.2%
Raytheon Co.	23,580	2,924,627

Airlines — 1.6%
American Airlines Group, Inc.	5,290	218,265
Southwest Airlines Co.	57,800	2,651,864
United Continental Holdings, Inc.†	18,700	1,042,151

		3,912,280

Applications Software — 1.1%
Microsoft Corp.	49,420	2,685,977

Auto/Truck Parts & Equipment - Original — 1.9%
Lear Corp.	31,720	3,993,548
WABCO Holdings, Inc.†	5,400	580,392

		4,573,940

Banks - Commercial — 0.3%
Regions Financial Corp.	65,080	659,911

Banks - Super Regional — 4.5%
Capital One Financial Corp.	24,730	1,941,552
KeyCorp	33,720	442,069
SunTrust Banks, Inc.	59,700	2,592,174
US Bancorp	92,985	4,081,112
Wells Fargo & Co.	35,055	1,931,531

		10,988,438

Beverages - Non-alcoholic — 1.0%
Dr Pepper Snapple Group, Inc.	26,000	2,333,500

Brewery — 0.6%
Molson Coors Brewing Co., Class B	15,700	1,444,871

Broadcast Services/Program — 0.2%
Scripps Networks Interactive, Inc., Class A	9,970	566,296

Building & Construction Products - Misc. — 0.4%
Owens Corning	19,200	899,328

Building - Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	2,200	127,424

Building - Residential/Commercial — 0.9%
D.R. Horton, Inc.	21,040	679,802
Lennar Corp., Class A#	13,480	690,311
NVR, Inc.†	240	403,795
Toll Brothers, Inc.†	11,104	412,847

		2,186,755

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	80,900	4,923,574

Casino Hotels — 0.2%
Las Vegas Sands Corp.	8,500	374,510

Cellular Telecom — 0.1%
United States Cellular Corp.†	7,895	329,143

Chemicals - Diversified — 1.7%
Akzo Nobel NV ADR	5,783	136,710
Dow Chemical Co.	27,800	1,449,214
Eastman Chemical Co.	8,400	610,260
LyondellBasell Industries NV, Class A	5,600	536,592

Security Description	Shares	Value (Note 2)

Chemicals - Diversified (continued)
PPG Industries, Inc.	11,960	$1,264,651

		3,997,427

Chemicals - Specialty — 0.0%
Ashland, Inc.#	130	14,645

Commercial Services - Finance — 0.6%
Total System Services, Inc.	27,233	1,523,959

Computer Services — 2.1%
Amdocs, Ltd.	25,988	1,470,141
Cognizant Technology Solutions Corp., Class A†	44,500	2,873,810
DST Systems, Inc.	6,724	822,211

		5,166,162

Computers — 2.1%
Apple, Inc.	43,660	5,164,978

Computers - Memory Devices — 1.5%
Brocade Communications Systems, Inc.	115,989	1,088,557
EMC Corp.	23,720	601,065
Western Digital Corp.	29,550	1,844,215

		3,533,837

Containers - Metal/Glass — 0.0%
Crown Holdings, Inc.†	1,780	92,400

Containers - Paper/Plastic — 0.5%
Bemis Co., Inc.	3,370	158,794
Packaging Corp. of America	13,505	918,205
Sonoco Products Co.	1,080	47,326

		1,124,325

Cruise Lines — 1.4%
Carnival Corp.	69,073	3,490,259

Data Processing/Management — 0.0%
First Data Corp., Class A†	2,810	47,208

Distribution/Wholesale — 0.1%
Fossil Group, Inc.†#	8,000	307,760

Diversified Banking Institutions — 10.5%
Bank of America Corp.	236,174	4,116,513
Citigroup, Inc.	149,163	8,068,226
Goldman Sachs Group, Inc.	16,440	3,123,929
JPMorgan Chase & Co.	143,604	9,575,515
Morgan Stanley	18,590	637,637

		25,521,820

Diversified Manufacturing Operations — 0.4%
3M Co.	6,350	994,283

E-Commerce/Services — 0.7%
Priceline Group, Inc.†	1,340	1,673,459

E-Services/Consulting — 0.3%
CDW Corp.	13,900	600,063

Electric - Integrated — 1.6%
AES Corp.	116,650	1,165,334
Ameren Corp.	1,140	49,886
American Electric Power Co., Inc.	390	21,844
Edison International	140	8,310
Exelon Corp.	46,610	1,272,919
FirstEnergy Corp.	710	22,287
PG&E Corp.	170	8,964
Public Service Enterprise Group, Inc.	36,000	1,407,600

		3,957,144

55

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Components - Semiconductors — 1.3%
Intel Corp.	31,860	$1,107,772
Micron Technology, Inc.†	49,550	789,332
NVIDIA Corp.	42,500	1,348,100

		3,245,204

Engineering/R&D Services — 0.1%
AECOM†	8,310	264,507
Jacobs Engineering Group, Inc.†	1,860	82,101

		346,608

Enterprise Software/Service — 0.5%
Oracle Corp.	29,820	1,162,085

Entertainment Software — 0.8%
Activision Blizzard, Inc.	49,100	1,849,106

Finance - Consumer Loans — 0.6%
SLM Corp.†	223,487	1,509,655

Finance - Credit Card — 2.5%
Discover Financial Services	44,710	2,537,740
MasterCard, Inc., Class A	37,000	3,623,040

		6,160,780

Finance - Other Services — 0.7%
Nasdaq, Inc.	30,330	1,777,945

Food - Meat Products — 0.5%
Tyson Foods, Inc., Class A#	25,540	1,277,000

Food - Misc./Diversified — 0.0%
Kellogg Co.	320	22,006

Food - Retail — 0.4%
Kroger Co.	24,576	925,532

Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	27,080	1,209,393

Hotels/Motels — 0.0%
Wyndham Worldwide Corp.	280	21,258

Housewares — 0.0%
Tupperware Brands Corp.#	1,740	98,780

Human Resources — 0.0%
ManpowerGroup, Inc.	1,050	94,794

Independent Power Producers — 0.2%
Dynegy, Inc.†	33,910	546,629

Instruments - Controls — 0.1%
Honeywell International, Inc.	2,275	236,486

Insurance - Life/Health — 0.7%
Lincoln National Corp.	17,887	983,606
Prudential Financial, Inc.	8,575	742,166

		1,725,772

Insurance - Multi-line — 1.1%
Genworth Financial, Inc., Class A†#	76,920	388,446
Hartford Financial Services Group, Inc.	24,089	1,099,422
MetLife, Inc.	5,275	269,500
XL Group PLC	20,880	797,198

		2,554,566

Insurance - Property/Casualty — 0.8%
Travelers Cos., Inc.	17,280	1,979,770

Internet Content - Entertainment — 1.0%
Facebook, Inc., Class A†	23,910	2,492,378

Security Description	Shares	Value (Note 2)

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	2,390	$269,950

Machinery - General Industrial — 0.1%
Zebra Technologies Corp., Class A†	3,770	302,354

Medical Instruments — 0.5%
Bruker Corp.†	1,302	29,477
Medtronic PLC	14,404	1,085,198

		1,114,675

Medical Labs & Testing Services — 1.2%
Laboratory Corp. of America Holdings†	17,466	2,122,818
Quest Diagnostics, Inc.	11,176	763,544

		2,886,362

Medical Products — 0.7%
Baxter International, Inc.	21,850	822,653
Zimmer Biomet Holdings, Inc.	9,530	962,625

		1,785,278

Medical - Biomedical/Gene — 1.9%
Amgen, Inc.	20,300	3,270,330
Gilead Sciences, Inc.	13,700	1,451,652

		4,721,982

Medical - Drugs — 3.6%
Allergan PLC†	1,400	439,446
AstraZeneca PLC ADR	20,700	704,835
Baxalta, Inc.	38,390	1,319,848
Johnson & Johnson	6,250	632,750
Merck & Co., Inc.	50,168	2,659,406
Pfizer, Inc.	90,192	2,955,592

		8,711,877

Medical - Generic Drugs — 1.6%
Teva Pharmaceutical Industries, Ltd. ADR	59,852	3,766,486

Medical - HMO — 5.5%
Aetna, Inc.	36,500	3,750,375
Centene Corp.†	28,300	1,634,325
Cigna Corp.	26,000	3,509,480
Humana, Inc.	9,500	1,602,270
UnitedHealth Group, Inc.	25,900	2,919,189

		13,415,639

Medical - Hospitals — 1.2%
Community Health Systems, Inc.†	17,090	494,585
Universal Health Services, Inc., Class B	19,358	2,352,384

		2,846,969

Medical - Wholesale Drug Distribution — 0.6%
McKesson Corp.	7,630	1,444,740

Multimedia — 0.4%
Viacom, Inc., Class B	20,800	1,035,632

Networking Products — 3.5%
Cisco Systems, Inc.	275,890	7,518,002
Telefonaktiebolaget LM Ericsson ADR	94,100	911,829

		8,429,831

Oil & Gas Drilling — 0.3%
Atwood Oceanics, Inc.#	43,100	684,428

Oil Companies - Exploration & Production — 1.2%
Apache Corp.	34,500	1,696,710
Gulfport Energy Corp.†	32,280	820,558

56

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production (continued)
Hess Corp.	5,000	$295,000

		2,812,268

Oil Companies - Integrated — 2.8%
BP PLC ADR	52,900	1,830,340
Exxon Mobil Corp.	2,380	194,351
Marathon Oil Corp.	112,004	1,961,190
Suncor Energy, Inc.#	100,920	2,785,392

		6,771,273

Oil Refining & Marketing — 2.1%
Marathon Petroleum Corp.	15,610	911,780
PBF Energy, Inc., Class A	13,750	556,738
Tesoro Corp.	5,609	645,989
Valero Energy Corp.	41,590	2,988,657

		5,103,164

Oil - Field Services — 2.1%
Baker Hughes, Inc.	11,670	630,997
Halliburton Co.	6,160	245,476
Schlumberger, Ltd.	39,790	3,069,798
Superior Energy Services, Inc.	37,585	588,957
Weatherford International PLC†	46,310	500,611

		5,035,839

Paper & Related Products — 0.4%
Domtar Corp.	24,900	1,023,141

Pharmacy Services — 0.2%
Express Scripts Holding Co.†	6,300	538,524

Poultry — 0.1%
Pilgrim’s Pride Corp.#	14,000	301,420

Real Estate Investment Trusts — 0.5%
Brixmor Property Group, Inc.	6,390	160,453
Outfront Media, Inc.	23,884	545,749
Starwood Property Trust, Inc.	27,950	568,224

		1,274,426

Retail - Apparel/Shoe — 0.8%
Gap, Inc.	14,930	399,079
Ross Stores, Inc.	27,388	1,424,450

		1,823,529

Retail - Building Products — 3.5%
Home Depot, Inc.	31,200	4,177,056
Lowe’s Cos., Inc.	55,900	4,281,940

		8,458,996

Retail - Drug Store — 2.1%
CVS Health Corp.	54,200	5,099,678

Retail - Petroleum Products — 0.0%
World Fuel Services Corp.	1,370	59,718

Retail - Regional Department Stores — 0.3%
Macy’s, Inc.	17,040	665,923

Retail - Vitamins & Nutrition Supplements — 0.3%
GNC Holdings, Inc., Class A	20,510	611,403

Rubber - Tires — 0.4%
Goodyear Tire & Rubber Co.	30,700	1,070,816

Semiconductor Components - Integrated Circuits — 1.0%
QUALCOMM, Inc.	50,530	2,465,359

Security Description	Shares	Value (Note 2)

Semiconductor Equipment — 0.3%
Teradyne, Inc.	34,830	$723,767

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	220	28,802

Steel - Producers — 0.1%
Reliance Steel & Aluminum Co.	2,330	137,027

Steel - Specialty — 0.0%
Allegheny Technologies, Inc.	2,220	28,127

Telephone - Integrated — 1.7%
Telephone & Data Systems, Inc.	36,929	1,044,721
Verizon Communications, Inc.	66,890	3,040,151

		4,084,872

Tobacco — 1.4%
Altria Group, Inc.	58,068	3,344,717

Transport - Services — 0.9%
FedEx Corp.	14,300	2,267,122

Web Portals/ISP — 2.7%
Alphabet, Inc., Class A†	4,150	3,165,828
Alphabet, Inc., Class C†	4,412	3,276,351

		6,442,179

Wireless Equipment — 0.2%
Nokia OYJ ADR#	51,650	372,396

Total Common Stocks
(cost $198,416,353)		240,035,937

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Food - Meat Products — 0.1%
Tyson Foods, Inc. 4.75% due 07/15/2017	4,272	244,572

Tools - Hand Held — 0.0%
Stanley Black & Decker, Inc. 6.25% due 11/17/2016	530	65,672

Total Convertible Preferred Securities
(cost $266,600)		310,244

EXCHANGE-TRADED FUNDS — 0.3%
Utilities Select Sector SPDR Fund# (cost $634,584)	14,400	616,608

Total Long-Term Investment Securities
(cost $199,317,537)		240,962,789

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Registered Investment Companies — 1.8%
State Street Navigator Securities Lending Prime Portfolio 0.24%(1)(3)
(cost $4,433,852)	4,433,852	4,433,852

57

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 1.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/30/2015, to be repurchased 12/01/2015 in the amount $2,484,000 collateralized by $2,605,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $2,538,122 (cost $2,484,000)	$2,484,000	$2,484,000

TOTAL INVESTMENTS
(cost $206,235,389)(2)	102.0%	247,880,641
Liabilities in excess of other assets	(2.0)	(4,962,691)

NET ASSETS	100.0%	$242,917,950

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

(1)	At November 30, 2015, the Fund had loaned securities with a total value of $5,587,155. This was secured by collateral of $4,433,852, which was received in cash and subsequently invested in short-term investments currently valued at $4,433,852 as reported in the Portfolio of Investments. Additional collateral of $1,258,078 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
Federal National Mtg. Assoc.	0.75% to 0.75%	04/20/2017	$271,521
United States Treasury Bills	0.00%	12/10/2015 to 07/21/2016	106,452
United States Treasury Notes/Bonds	0.13% to 6.25%	01/15/2016 to 05/15/2045	880,105

(2)	See Note 5 for cost of investments on a tax basis
(3)	The rate shown is the 7-day yield as of November 30, 2015.

ADR—American Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2015	Unrealized Appreciation (Depreciation)
7	Long	S&P 500 E-Mini Index	December 2015	$678,931	$727,930	$48,999

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$240,035,937	$—	$—	$240,035,937
Convertible Preferred Securities	310,244	—	—	310,244
Exchange-Traded Funds	616,608	—	—	616,608
Short-Term Investment Securities	4,433,852	—	—	4,433,852
Repurchase Agreements	—	2,484,000	—	2,484,000

Total Investments at Value	$245,396,641	$2,484,000	$—	$247,880,641

Other Financial Instruments:†
Futures Contracts	$48,999	$—	$—	$48,999

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

58

VALIC Company I Dividend Value Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Medical — Drugs	7.8%
Registered Investment Companies	6.9
Diversified Banking Institutions	6.4
Oil Companies — Integrated	5.9
Diversified Manufacturing Operations	4.9
Chemicals — Diversified	4.3
Banks — Super Regional	4.2
Tobacco	3.7
Retail — Apparel/Shoe	3.2
Aerospace/Defense	2.9
Oil & Gas Drilling	2.8
Cosmetics & Toiletries	2.4
Electric — Integrated	2.4
Telephone — Integrated	2.3
Retail — Discount	2.2
Time Deposits	2.2
Electronic Components — Semiconductors	2.2
Retail — Restaurants	1.9
Medical — HMO	1.6
Retail — Building Products	1.5
Computer Services	1.5
Insurance — Multi-line	1.4
Electric Products — Misc.	1.4
Retail — Regional Department Stores	1.4
Data Processing/Management	1.4
Applications Software	1.4
Oil Field Machinery & Equipment	1.4
Multimedia	1.4
Machinery — Construction & Mining	1.3
Advertising Agencies	1.3
Engines — Internal Combustion	1.3
Internet Security	1.3
Insurance — Life/Health	1.3
Retail — Office Supplies	1.2
Oil Companies — Exploration & Production	1.2
Retail — Computer Equipment	1.0
Cable/Satellite TV	0.9
Instruments — Controls	0.9
Food-Retail	0.8
Oil Refining & Marketing	0.8
Insurance — Property/Casualty	0.7
Transport — Services	0.7
Beverages — Non-alcoholic	0.6
Semiconductor Components — Integrated Circuits	0.6
Enterprise Software/Service	0.6
Medical Labs & Testing Services	0.5
Finance — Other Services	0.5
Paper & Related Products	0.5
Water	0.5
Wireless Equipment	0.5
Beverages — Wine/Spirits	0.5
Medical Products	0.4
Food — Misc./Diversified	0.3
Transport — Rail	0.3
Advertising Services	0.3
Oil — Field Services	0.3
Real Estate Investment Trusts	0.3
Cellular Telecom	0.3
Industrial Gases	0.2
Electronic Security Devices	0.2
Industrial Automated/Robotic	0.2
Finance — Credit Card	0.2
Pipelines	0.2
Electric — Transmission	0.2
Computers	0.2
Telecom Services	0.2
Aerospace/Defense — Equipment	0.1

Diversified Minerals	0.1%
Repurchase Agreements	0.1

106.6%

*	Calculated as a percentage of net assets

59

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.4%
Advertising Agencies — 1.3%
Omnicom Group, Inc.#	100,368	$7,419,203

Advertising Services — 0.3%
Nielsen Holdings PLC	34,710	1,620,263

Aerospace/Defense — 2.9%
Lockheed Martin Corp.	20,420	4,475,247
Northrop Grumman Corp.	26,525	4,943,199
Raytheon Co.	56,005	6,946,300

		16,364,746

Aerospace/Defense - Equipment — 0.1%
United Technologies Corp.	8,940	858,687

Applications Software — 1.4%
Microsoft Corp.	142,795	7,760,908

Banks - Super Regional — 4.2%
SunTrust Banks, Inc.	141,313	6,135,810
US Bancorp	124,900	5,481,861
Wells Fargo & Co.	223,155	12,295,841

		23,913,512

Beverages - Non-alcoholic — 0.6%
Coca-Cola Co.	82,445	3,513,806

Beverages - Wine/Spirits — 0.5%
Diageo PLC	89,805	2,583,375

Cable/Satellite TV — 0.9%
Comcast Corp., Special Class A#	82,775	5,052,586

Cellular Telecom — 0.3%
SK Telecom Co., Ltd. ADR#	66,200	1,474,936

Chemicals - Diversified — 4.3%
Dow Chemical Co.	219,125	11,422,986
E.I. du Pont de Nemours & Co.	72,240	4,864,642
LyondellBasell Industries NV, Class A	82,181	7,874,583

		24,162,211

Computer Services — 1.5%
International Business Machines Corp.	58,993	8,224,804

Computers — 0.2%
Lenovo Group, Ltd.#	934,000	995,020

Cosmetics & Toiletries — 2.4%
Procter & Gamble Co.	175,190	13,111,220
Unilever NV	16,215	709,244

		13,820,464

Data Processing/Management — 1.4%
Paychex, Inc.	146,073	7,924,460

Diversified Banking Institutions — 6.4%
Bank of America Corp.	288,080	5,021,234
Citigroup, Inc.	190,260	10,291,164
Goldman Sachs Group, Inc.	17,450	3,315,849
JPMorgan Chase & Co.	203,825	13,591,051
Morgan Stanley	108,440	3,719,492

		35,938,790

Diversified Manufacturing Operations — 4.9%
3M Co.	8,855	1,386,516
Eaton Corp. PLC	139,213	8,096,628
General Electric Co.	614,848	18,408,549

		27,891,693

Diversified Minerals — 0.1%
BHP Billiton, Ltd.	63,532	831,170

Security Description	Shares	Value (Note 2)

Electric Products - Misc. — 1.4%
Emerson Electric Co.	160,252	$8,012,600

Electric - Integrated — 2.4%
CMS Energy Corp.	52,000	1,821,040
Dominion Resources, Inc.	50,090	3,374,563
Exelon Corp.	53,200	1,452,892
NextEra Energy, Inc.	37,520	3,746,747
Public Service Enterprise Group, Inc.	39,100	1,528,810
WEC Energy Group, Inc.	30,380	1,498,342

		13,422,394

Electric - Transmission — 0.2%
ITC Holdings Corp.	27,015	996,313

Electronic Components - Semiconductors — 2.2%
Intel Corp.	232,915	8,098,455
NVIDIA Corp.	30,300	961,116
Samsung Electronics Co., Ltd. GDR	5,840	3,249,960

		12,309,531

Electronic Security Devices — 0.2%
Tyco International PLC	37,190	1,313,179

Engines - Internal Combustion — 1.3%
Cummins, Inc.	73,121	7,339,155

Enterprise Software/Service — 0.6%
Oracle Corp.	85,030	3,313,619

Finance - Credit Card — 0.2%
American Express Co.	15,474	1,108,557

Finance - Other Services — 0.5%
CME Group, Inc.	31,780	3,103,317

Food - Misc./Diversified — 0.3%
Mondelez International, Inc., Class A	42,645	1,861,881

Food - Retail — 0.8%
Kroger Co.	115,980	4,367,807

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	11,260	1,198,514

Industrial Gases — 0.2%
Praxair, Inc.	11,995	1,353,036

Instruments - Controls — 0.9%
Honeywell International, Inc.	47,625	4,950,619

Insurance - Life/Health — 1.3%
Prudential Financial, Inc.	82,885	7,173,697

Insurance - Multi-line — 1.4%
ACE, Ltd.	8,535	980,245
MetLife, Inc.	138,150	7,058,083

		8,038,328

Insurance - Property/Casualty — 0.7%
Travelers Cos., Inc.	33,880	3,881,632

Internet Security — 1.3%
Symantec Corp.	368,996	7,224,942

Machinery - Construction & Mining — 1.3%
Caterpillar, Inc.	105,054	7,632,173

Medical Labs & Testing Services — 0.5%
Quest Diagnostics, Inc.	45,485	3,107,535

Medical Products — 0.4%
Becton Dickinson and Co.	14,200	2,133,550

Medical - Drugs — 7.8%
Abbott Laboratories	28,825	1,294,819
AbbVie, Inc.	28,825	1,676,174
AstraZeneca PLC	25,200	1,708,865

60

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Bristol-Myers Squibb Co.	42,800	$2,868,028
Johnson & Johnson	55,665	5,635,525
Merck & Co., Inc.	261,547	13,864,606
Pfizer, Inc.	526,495	17,253,241

		44,301,258

Medical - HMO — 1.6%
Anthem, Inc.	17,707	2,308,639
UnitedHealth Group, Inc.	59,843	6,744,904

		9,053,543

Multimedia — 1.4%
Viacom, Inc., Class B	153,641	7,649,785

Oil & Gas Drilling — 2.8%
Helmerich & Payne, Inc.#	136,821	7,969,823
Noble Corp. PLC#	582,046	7,723,751

		15,693,574

Oil Companies - Exploration & Production — 1.2%
ConocoPhillips	24,740	1,337,197
Occidental Petroleum Corp.	74,821	5,655,719

		6,992,916

Oil Companies - Integrated — 5.9%
Chevron Corp.	123,080	11,239,666
Exxon Mobil Corp.	196,256	16,026,265
Marathon Oil Corp.	72,805	1,274,816
TOTAL SA ADR#	97,452	4,819,001

		33,359,748

Oil Field Machinery & Equipment — 1.4%
National Oilwell Varco, Inc.	207,483	7,747,415

Oil Refining & Marketing — 0.8%
Marathon Petroleum Corp.	74,240	4,336,358

Oil - Field Services — 0.3%
Schlumberger, Ltd.	19,905	1,535,671

Paper & Related Products — 0.5%
International Paper Co.	67,770	2,834,819

Pipelines — 0.2%
Spectra Energy Corp.	41,170	1,078,654

Real Estate Investment Trusts — 0.3%
Weyerhaeuser Co.	47,040	1,513,277

Retail - Apparel/Shoe — 3.2%
Coach, Inc.	245,000	7,783,650
Gap, Inc.	396,342	10,594,222

		18,377,872

Retail - Building Products — 1.5%
Home Depot, Inc.	62,860	8,415,697

Retail - Computer Equipment — 1.0%
GameStop Corp., Class A#	165,407	5,794,207

Retail - Discount — 2.2%
Dollar General Corp.	77,111	5,043,831
Wal-Mart Stores, Inc.	130,447	7,675,501

		12,719,332

Retail - Office Supplies — 1.2%
Staples, Inc.	584,070	7,049,725

Retail - Regional Department Stores — 1.4%
Kohl’s Corp.	169,598	7,993,154

Retail - Restaurants — 1.9%
McDonald’s Corp.	93,338	10,655,466

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Components - Integrated Circuits — 0.6%
QUALCOMM, Inc.	71,950	$3,510,440

Telecom Services — 0.2%
BCE, Inc.	22,140	953,348

Telephone - Integrated — 2.3%
Verizon Communications, Inc.	287,176	13,052,149

Tobacco — 3.7%
Altria Group, Inc.	162,123	9,338,285
Philip Morris International, Inc.	103,329	9,029,921
Reynolds American, Inc.	51,620	2,387,425

		20,755,631

Transport - Rail — 0.3%
Union Pacific Corp.	22,167	1,860,920

Transport - Services — 0.7%
United Parcel Service, Inc., Class B	35,825	3,690,333

Water — 0.5%
American Water Works Co., Inc.	48,790	2,818,110

Wireless Equipment — 0.5%
Motorola Solutions, Inc.	38,890	2,791,524

Total Long-Term Investment Securities
(cost $504,333,034)		550,727,939

SHORT-TERM INVESTMENT SECURITIES — 9.1%
Registered Investment Companies — 6.9%
State Street Navigator Securities Lending Prime Portfolio 0.24%(1)(2)	$38,858,357	38,858,357

Time Deposits — 2.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2015	12,395,000	12,395,000

Total Short-Term Investment Securities
(cost $51,253,357)		51,253,357

REPURCHASE AGREEMENTS — 0.1%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $736,000)	736,000	736,000

TOTAL INVESTMENTS
(cost $556,322,391)(4)	106.6%	602,717,296
Liabilities in excess of other assets	(6.6)	(37,370,213)

NET ASSETS	100.0%	$565,347,083

#	The security or a portion thereof is out on loan (see Note 2)
(1)	At November 30, 2015, the Fund had loaned securities with a total value of $39,852,912. This was secured by collateral of $38,858,357, which was received in cash and subsequently invested in short-term investments currently valued at $38,858,357 as reported in the Portfolio of Investments. Additional collateral of $2,224,176 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
United States Treasury Bills	0.00%	12/10/2015 to 07/21/2016	$163,340
United States Treasury Notes/Bonds	0.13% to 8.88%	01/15/2016 to 05/15/2045	2,060,836

(2)	The rate shown is the 7-day yield as of November 30, 2015.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

61

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$550,727,939	$—	$—	$550,727,939
Short-Term Investment Securities:
Registered Investment Companies	38,858,357	—	—	38,858,357
Time Deposits	—	12,395,000	—	12,395,000
Repurchase Agreements	—	736,000	—	736,000

Total Investments at Value	$589,586,296	$13,131,000	$—	$602,717,296

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $6,664,505 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

62

VALIC Company I Dynamic Allocation Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	49.0%
Domestic Fixed Income Investment Companies	19.6
United States Treasury Notes	14.6
International Equity Investment Companies	12.5
United States Treasury Bonds	1.4
Registered Investment Companies	1.1
International Fixed Income Investment Companies	0.8
Options — Purchased	0.4

99.4%

*	Calculated as a percentage of net assets

63

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES@(1) — 81.9%
Domestic Equity Investment Companies — 49.0%
VALIC Co. I Blue Chip Growth Fund	575,188	$10,750,270
VALIC Co. I Broad Cap Value Income Fund	691,342	10,619,017
VALIC Co. I Dividend Value Fund	494,497	6,507,585
VALIC Co. I Growth Fund	666,692	10,980,414
VALIC Co. I Growth & Income Fund	223,854	4,344,999
VALIC Co. I Large Cap Core Fund	644,907	8,822,329
VALIC Co. I Large Capital Growth Fund	690,445	8,741,033
VALIC Co. I Stock Index Fund	880,263	32,103,182
VALIC Co. I Value Fund	704,913	10,517,296
VALIC Co. II Capital Appreciation Fund	388,789	6,749,385
VALIC Co. II Mid Cap Growth Fund	463,895	4,091,553
VALIC Co. II Mid Cap Value Fund	186,919	4,308,496
VALIC Co. II Small Cap Growth Fund	266,990	4,167,710
VALIC Co. II Small Cap Value Fund	284,840	4,192,847

Total Domestic Equity Investment Companies
(cost $117,835,655)		126,896,116

Domestic Fixed Income Investment Companies — 19.6%
VALIC Co. I Capital Conservation Fund	1,510,243	14,936,298
VALIC Co. I Government Securities Fund	791,978	8,569,203
VALIC Co. I Inflation Protected Fund	195,402	2,086,892
VALIC Co. II Core Bond Fund	1,550,248	16,975,213
VALIC Co. II High Yield Bond Fund	284,345	2,072,872
VALIC Co. II Strategic Bond Fund	571,587	6,270,312

Total Domestic Fixed Income Investment Companies
(cost $51,394,806)		50,910,790

International Equity Investment Companies — 12.5%
VALIC Co. I Emerging Economies Fund	792,010	5,195,589
VALIC Co. I Foreign Value Fund	1,094,113	10,087,723
VALIC Co. I Global Real Estate Fund	245,653	2,070,853
VALIC Co. I International Equities Index Fund	739,496	4,873,277
VALIC Co. I International Growth Fund	774,420	10,237,828

Total International Equity Investment Companies
(cost $35,046,028)		32,465,270

International Fixed Income Investment Companies — 0.8%
VALIC Co. I International Government Bond Fund
(cost $2,259,655)	189,137	2,088,078

Total Affiliated Registered Investment Companies
(cost $206,536,144)		212,360,254

U.S. GOVERNMENT TREASURIES — 16.0%
United States Treasury Bonds — 1.4%
6.25% due 08/15/2023	325,000	422,601
6.88% due 08/15/2025	1,080,000	1,525,078

Security Description	Shares/ Principal Amount	Value (Note 2)

United States Treasury Bonds (continued)
7.13% due 02/15/2023	$70,000	$94,202
7.50% due 11/15/2024	575,000	825,956
7.63% due 11/15/2022	196,300	268,739
7.63% due 02/15/2025	375,000	546,313

		3,682,889

United States Treasury Notes — 14.6%
1.75% due 05/15/2023	2,450,000	2,398,895
2.00% due 02/15/2023	2,626,000	2,625,076
2.00% due 02/15/2025	3,090,000	3,034,355
2.00% due 08/15/2025	3,090,000	3,028,320
2.13% due 05/15/2025	3,625,000	3,594,129
2.25% due 11/15/2024	4,200,000	4,219,358
2.38% due 08/15/2024	4,845,000	4,920,703
2.50% due 08/15/2023	2,591,000	2,672,881
2.50% due 05/15/2024	3,427,000	3,519,769
2.75% due 11/15/2023	3,338,000	3,503,859
2.75% due 02/15/2024	4,097,000	4,292,566

		37,809,911

Total U.S. Government Treasuries
(cost $41,077,427)		41,492,800

OPTIONS — PURCHASED — 0.4%
Options - Purchased(1)
(cost $1,259,873)	68,000	934,862

Total Long-Term Investment Securities
(cost $248,873,444)		254,787,916

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 1.1%
AllianceBernstein Government STIF Portfolio 0.15%(3)
(cost $2,853,473)	2,853,473	2,853,473

TOTAL INVESTMENTS
(cost $251,726,917)(2)	99.4%	257,641,389
Other assets less liabilities	0.6	1,656,951

NET ASSETS —	100.0%	$259,298,340

@	The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.
(1)	See Note 3

(1)	Options — Purchased

Put Options — Purchased
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at November 30, 2015	Unrealized Appreciation (Depreciation)
S&P 500 Index . . . . . . . . . . . . .	February 2016	$1,840	68,000	$1,259,873	$934,862	$(325,011)

(2)	See Note 5 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of November 30, 2015.

STIF—Short Term Index Fund

64

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Written Call Options
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at November 30, 2015	Unrealized Appreciation (Depreciation)
S&P 500 Index . . . . . . . . . . . . .	February 2016	$2,200	68,000	$784,215	$496,698	$287,517

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2015	Unrealized Appreciation (Depreciation)
590	Long	S&P 500 E-Mini Index	December 2015	$61,362,701	$61,354,100	$(8,601)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$212,360,254	$—	$—	$212,360,254
U.S. Government Treasuries	—	41,492,801	—	41,492,800
Options Purchased	934,861	—	—	934,862
Short-Term Investment Securities	2,853,473	—	—	2,853,473

Total Investments at Value	$216,148,588	$41,492,801	$—	$257,641,389

Other Financial Instruments:†
Options Contracts Written	$287,517	$—	$—	$287,517

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$8,601	$—	$—	$8,601

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

65

VALIC Company I Emerging Economies Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Banks — Commercial	16.0%
Electronic Components — Semiconductors	6.7
Semiconductor Components — Integrated Circuits	5.4
Oil Companies — Integrated	4.5
Registered Investment Companies	3.8
Cellular Telecom	3.6
Diversified Financial Services	3.3
Auto — Cars/Light Trucks	3.2
Oil Refining & Marketing	3.2
Oil Companies — Exploration & Production	2.4
Real Estate Operations & Development	1.8
Time Deposits	1.7
Internet Application Software	1.7
Electronic Components — Misc.	1.6
Entertainment Software	1.5
Metal Processors & Fabrication	1.5
Home Furnishings	1.5
Public Thoroughfares	1.4
Finance — Mortgage Loan/Banker	1.4
Insurance — Property/Casualty	1.4
Rubber — Tires	1.4
Tobacco	1.3
Insurance — Life/Health	1.3
Appliances	1.3
Retail — Apparel/Shoe	1.3
Medical — Drugs	1.1
Applications Software	1.1
Internet Content — Entertainment	1.1
Athletic Footwear	1.1
Circuit Boards	1.0
Retail — Automobile	1.0
Banks — Special Purpose	0.9
Medical — Wholesale Drug Distribution	0.9
Food — Retail	0.8
Electric — Generation	0.8
Metal — Diversified	0.8
Metal Products — Distribution	0.8
Computers — Periphery Equipment	0.7
Petrochemicals	0.7
Medical — Hospitals	0.7
Casino Hotels	0.7
Beverages — Non-alcoholic	0.7
Metal — Iron	0.6
Transport — Marine	0.6
Electric — Integrated	0.5
Steel — Producers	0.5
Food — Canned	0.5
Food — Misc./Diversified	0.5
Airport Development/Maintenance	0.5
Multimedia	0.5
Telecommunication Equipment	0.5
Food — Meat Products	0.5
Textile — Products	0.5
Telecom Services	0.5
Finance — Investment Banker/Broker	0.4
Retail — Convenience Store	0.4
Building — Heavy Construction	0.4
Insurance — Multi-line	0.4
Finance — Other Services	0.4
Audio/Video Products	0.4
Cosmetics & Toiletries	0.3
Retail — Consumer Electronics	0.3
Building — Residential/Commercial	0.3
Medical — Generic Drugs	0.3
Auto/Truck Parts & Equipment — Original	0.3
Diversified Operations	0.3
Containers — Paper/Plastic	0.3
Commercial Services — Finance	0.3
Retail — Drug Store	0.3

Food — Wholesale/Distribution	0.3
Energy — Alternate Sources	0.3
E-Commerce/Products	0.3
Schools	0.3
Building & Construction Products — Misc.	0.2
Power Converter/Supply Equipment	0.2
Food — Confectionery	0.2
Retail — Misc./Diversified	0.2
Wire & Cable Products	0.2
Machinery — Construction & Mining	0.2
Travel Services	0.2
Lottery Services	0.1
Music	0.1

103.2%

Country Allocation*

South Korea	18.7%
Taiwan	16.5
China	14.2
Cayman Islands	8.7
Russia	8.3
Hong Kong	5.9
India	5.6
United States	5.5
Turkey	4.3
Brazil	3.9
South Africa	3.3
Poland	1.6
Thailand	1.4
Bermuda	1.3
Indonesia	1.3
Hungary	0.8
Malaysia	0.6
United Arab Emirates	0.4
Egypt	0.4
Cyprus	0.3
Qatar	0.2

103.2%

*	Calculated as a percentage of net assets

66

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.7%
Bermuda — 1.3%
GOME Electrical Appliances Holding, Ltd.#	10,271,000	$1,761,852
REXLot Holdings, Ltd.#(5)	14,050,000	518,260
Shenzhen International Holdings, Ltd.(4)	1,789,000	2,944,191
Skyworth Digital Holdings, Ltd.	2,926,000	1,905,771

		7,130,074

Brazil — 3.9%
Banco do Brasil SA	1,162,400	4,894,158
Estacio Participacoes SA	406,900	1,410,320
Itau Unibanco Holding SA ADR	1,173,724	8,309,966
JBS SA	793,980	2,548,780
MRV Engenharia e Participacoes SA	800,480	1,708,960
Porto Seguro SA	188,590	1,586,125
Sul America SA	105,900	589,854

		21,048,163

Cayman Islands — 8.7%
ANTA Sports Products, Ltd.	1,011,000	3,044,690
Belle International Holdings, Ltd.	4,058,000	3,564,217
Casetek Holdings, Ltd.	277,000	1,366,246
China Lesso Group Holdings, Ltd.	1,538,000	1,227,869
Chlitina Holding, Ltd.	172,000	1,915,385
Geely Automobile Holdings, Ltd.	8,585,000	4,495,431
Jiangnan Group, Ltd.	4,644,000	988,283
Lee & Man Paper Manufacturing, Ltd.	2,842,000	1,634,797
NetEase, Inc. ADR	48,920	8,153,007
Sino Biopharmaceutical, Ltd.	4,562,000	4,336,384
Tencent Holdings, Ltd.	450,100	8,980,579
Trina Solar, Ltd. ADR†#	164,580	1,588,197
Vipshop Holdings, Ltd. ADR†#	86,370	1,427,696
Yeong Guan Energy Technology Group Co., Ltd.	269,000	1,454,522
Zhen Ding Technology Holding, Ltd.	907,000	2,575,789

		46,753,092

China — 14.2%
Bank of China, Ltd.	23,112,000	10,313,798
China CITIC Bank Corp., Ltd.†	9,691,000	6,111,988
China Construction Bank Corp.	20,998,000	14,434,779
China Everbright Bank Co., Ltd.	6,077,000	2,743,230
China Merchants Bank Co., Ltd.	3,172,000	7,453,952
China Railway Construction Corp., Ltd., Class H	1,679,000	2,234,783
China Telecom Corp., Ltd.	5,122,000	2,510,315
Great Wall Motor Co., Ltd.#	3,081,500	3,803,462
Huadian Power International Corp., Ltd.	3,536,000	2,234,670
Huaneng Power International, Inc.	2,588,000	2,243,048
PICC Property & Casualty Co., Ltd.	3,368,000	7,297,706
Shanghai Pharmaceuticals Holding Co., Ltd.	734,000	1,601,775
Shenzhen Expressway Co., Ltd.(4)	2,096,000	1,735,527
Sinopharm Group Co., Ltd.	1,115,200	4,681,756
Xinjiang Goldwind Science & Technology Co., Ltd.#	667,800	1,131,740
Zhejiang Expressway Co., Ltd.	2,408,000	2,928,689
ZTE Corp.	1,148,800	2,572,167

		76,033,385

Cyprus — 0.3%
QIWI PLC ADR#	84,310	1,609,478

Egypt — 0.4%
Commercial International Bank of Egypt SAE GDR	454,930	2,129,072

Hong Kong — 5.9%
China Mobile, Ltd.	1,410,500	16,063,449
China Overseas Land & Investment, Ltd.	2,358,000	7,831,159
CNOOC, Ltd.	6,857,000	7,587,985

		31,482,593

Security Description	Shares	Value (Note 2)

Hungary — 0.8%
MOL Hungarian Oil & Gas PLC	32,622	$1,496,723
OTP Bank PLC	145,150	2,994,353

		4,491,076

India — 5.6%
Apollo Tyres, Ltd.	806,130	1,967,705
Bharat Petroleum Corp., Ltd.	401,450	5,442,206
Ceat, Ltd.	138,680	2,142,981
HCL Technologies, Ltd.	445,870	5,826,311
Hindustan Petroleum Corp., Ltd.	406,640	5,124,866
Housing Development Finance Corp., Ltd.	414,763	7,582,157
Jubilant Life Sciences, Ltd.	274,770	1,702,498

		29,788,724

Indonesia — 1.3%
Astra International Tbk PT	9,302,500	3,983,904
Bank Negara Indonesia Persero Tbk PT	5,184,200	1,787,397
United Tractors Tbk PT	828,200	975,761

		6,747,062

Malaysia — 0.6%
MISC BHD	1,477,900	3,202,579

Poland — 1.6%
Eurocash SA	124,300	1,599,485
Polski Koncern Naftowy Orlen SA#	267,240	4,492,301
Polskie Gornictwo Naftowe I Gazownictwo SA	1,686,870	2,249,967

		8,341,753

Qatar — 0.2%
Gulf International Services QSC	69,602	898,226

Russia — 8.3%
Gazprom PAO ADR	608,840	2,508,725
Lukoil PJSC ADR	201,660	7,719,545
Magnit OJSC†	16,080	2,910,407
Magnitogorsk Iron & Steel Works OJSC†	5,850,850	1,867,773
MMC Norilsk Nickel PJSC ADR	331,420	4,457,599
Mobile TeleSystems PJSC ADR	436,910	3,080,215
Moscow Exchange MICEX-RTS PJSC	1,488,470	2,103,614
Sberbank of Russia ADR	1,241,581	8,331,009
Severstal PAO GDR	249,980	2,674,786
Surgutneftegas OAO† (Preference Shares)	7,395,720	4,740,849
Tatneft PAO ADR#	140,026	4,123,766

		44,518,288

South Africa — 3.3%
Imperial Holdings, Ltd.	157,130	1,651,626
Naspers, Ltd., Class N	17,560	2,617,528
Netcare, Ltd.	1,500,850	3,737,590
SPAR Group, Ltd.#	128,460	1,613,659
Steinhoff International Holdings, Ltd.(4)	1,380,921	7,737,590

		17,357,993

South Korea — 18.7%
BNK Financial Group, Inc.#	149,104	1,252,780
Coway Co., Ltd.	63,830	4,657,515
Crown Confectionery Co. Ltd.	2,400	1,025,862
GS Home Shopping, Inc.	6,930	1,010,133
GS Retail Co., Ltd.#	49,390	2,354,240
Hana Tour Service, Inc.	9,040	897,716
Hankook Tire Co., Ltd.	75,460	3,007,192
Hyosung Corp.	42,810	4,269,725
Industrial Bank of Korea	427,890	4,914,241
Kangwon Land, Inc.	108,680	3,584,971
KB Financial Group, Inc.	144,980	4,413,061

67

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
South Korea (continued)
Kia Motors Corp.	151,030	$6,846,919
Korea Electric Power Corp.	65,150	2,753,847
KT&G Corp.	76,492	7,067,608
Lotte Chemical Corp.	18,420	3,825,405
Meritz Securities Co., Ltd.	623,595	2,420,500
NCSoft Corp.	30,180	5,798,584
S-Oil Corp.	67,860	4,348,009
Samsung Electronics Co., Ltd.	24,878	27,583,742
SK Hynix, Inc.	234,370	6,395,313
Yuhan Corp.	6,900	1,650,447

		100,077,810

Taiwan — 16.5%
Advanced Semiconductor Engineering, Inc.	5,735,000	6,035,085
Catcher Technology Co., Ltd.	590,000	5,711,660
Cathay Financial Holding Co., Ltd.	4,956,000	6,930,991
Chicony Electronics Co., Ltd.	1,179,797	2,721,608
Coretronic Corp.	1,086,500	965,275
Elite Material Co., Ltd.	1,223,000	2,379,159
Feng TAY Enterprise Co., Ltd.	442,150	2,431,405
FLEXium Interconnect, Inc.	1,002,000	2,821,022
Fubon Financial Holding Co., Ltd.	4,352,000	6,932,908
Grape King Bio, Ltd.	555,000	3,536,548
Hota Industrial Manufacturing Co., Ltd.	438,000	1,690,705
Innolux Corp.	3,860,000	1,181,343
Mega Financial Holding Co., Ltd.	7,611,000	5,246,232
Pegatron Corp.	1,705,000	4,497,289
Pou Chen Corp.	2,310,000	3,074,858
Shin Zu Shing Co., Ltd.	588,000	2,053,551
Taiwan Paiho, Ltd.	1,126,000	2,528,515
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,017,640	23,161,486
Uni-President Enterprises Corp.	1,612,000	2,656,871
Win Semiconductors Corp.	1,093,678	1,681,963

		88,238,474

Thailand — 1.4%
Krung Thai Bank PCL	9,138,900	4,334,857
RS PCL	1,550,200	462,811
Thai Union Group PCL	5,153,900	2,660,356

		7,458,024

Turkey — 4.3%
Arcelik AS	373,830	2,027,466
Dogus Otomotiv Servis ve Ticaret AS	201,850	789,870
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,917,790	1,830,072
Ford Otomotiv Sanayi AS	99,680	1,118,866
TAV Havalimanlari Holding AS	365,980	2,643,171
Tofas Turk Otomobil Fabrikasi AS	194,190	1,281,824
Tupras Turkiye Petrol Rafinerileri AS†	105,810	2,613,243
Turkiye Halk Bankasi AS	1,348,220	5,044,400
Turkiye Is Bankasi, Class C	3,473,010	5,638,835

		22,987,747

United Arab Emirates — 0.4%
Dubai Islamic Bank PJSC	1,250,510	2,179,182

Total Long-Term Investment Securities
(cost $559,165,383)		522,472,795

SHORT-TERM INVESTMENT SECURITIES — 5.5%
Registered Investment Companies — 3.8%
State Street Navigator Securities Lending Prime Portfolio 0.24%(1)(2)	20,406,832	20,406,832

Security Description	Principal Amount	Value (Note 2)

Time Deposits — 1.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2015	$9,058,000	$9,058,000

Total Short-Term Investment Securities
(cost $29,464,832)		29,464,832

TOTAL INVESTMENTS —
(cost $588,630,215)(3)	103.2%	551,937,627
Liabilities in excess of other assets	(3.2)	(17,219,683)

NET ASSETS —	100.0%	$534,717,944

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	At November 30, 2015, the Fund had loaned securities with a total value of $20,093,494. This was secured by collateral of $20,406,832, which was received in cash and subsequently invested in short-term investments currently valued at $20,406,832 as reported in the Portfolio of Investments. Additional collateral of $1,536,911 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
United States Treasury Bills	0.00%	01/14/2016 to 07/21/2016	$18,036
United States Treasury Notes/Bonds	0.13% to 7.63%	02/29/2016 to 05/15/2045	1,518,875

(2)	The rate shown is the 7-day yield as of November 30, 2015.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation input; see Note 2.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation input; see Note 2.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

68

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$3,667,623	$2,944,191	$518,260	$7,130,074
China	74,297,858	1,735,527	—	76,033,385
South Africa	9,620,403	7,737,590	—	17,357,993
Other Countries	421,951,343	—	—	421,951,343
Short-Term Investment Securities:
Registered Investment Companies	20,406,832	—	—	20,406,832
Time Deposits	—	9,058,000	—	9,058,000

Total Investments at Value	$529,944,059	$21,475,308	$518,260	$551,937,627

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $296,218,262 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

See Notes to Financial Statements

69

VALIC Company I Foreign Value Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Registered Investment Companies	11.3%
Diversified Banking Institutions	8.5
Medical — Drugs	7.6
Oil — Field Services	6.8
Oil Companies — Integrated	6.2
Electronic Components — Semiconductors	4.8
Diversified Financial Services	4.2
Auto — Cars/Light Trucks	3.4
Insurance — Multi-line	2.9
Energy — Alternate Sources	2.7
Banks — Commercial	2.5
Telephone — Integrated	2.4
Oil & Gas Drilling	2.3
Food — Retail	2.2
Medical — Generic Drugs	2.0
Metal — Diversified	1.9
U.S. Government Agencies	1.9
Insurance — Life/Health	1.8
Silver Mining	1.6
Import/Export	1.6
Retail — Major Department Stores	1.6
Finance — Other Services	1.5
Cellular Telecom	1.5
Insurance — Reinsurance	1.4
Diversified Manufacturing Operations	1.4
Aerospace/Defense	1.3
Rubber — Tires	1.3
Diagnostic Kits	1.3
Building Products — Cement	1.2
Auto/Truck Parts & Equipment — Original	1.2
Finance — Investment Banker/Broker	1.1
Telecom Services	1.0
Building & Construction Products — Misc.	1.0
Medical — Biomedical/Gene	1.0
Machinery — Electrical	0.9
Building & Construction — Misc.	0.9
Retail — Building Products	0.8
Airlines	0.8
Retail — Drug Store	0.8
Gold Mining	0.7
Investment Management/Advisor Services	0.7
Containers — Metal/Glass	0.7
Medical Instruments	0.7
Chemicals — Other	0.7
Chemicals — Specialty	0.7
Medical — Wholesale Drug Distribution	0.6
Office Automation & Equipment	0.6
Platinum	0.5
Distribution/Wholesale	0.5
Chemicals — Diversified	0.4
Finance — Mortgage Loan/Banker	0.4
Photo Equipment & Supplies	0.4
Motorcycle/Motor Scooter	0.4
Oil Companies — Exploration & Production	0.3
Engineering/R&D Services	0.3
Retail — Misc./Diversified	0.3
Diamonds/Precious Stones	0.2
Food — Misc./Diversified	0.2
Rubber/Plastic Products	0.2
Computer Services	0.2
Metal Products — Distribution	0.1

110.4%

Country Allocation*

United Kingdom	15.2%
United States	14.8
South Korea	11.9
France	10.6
Germany	8.0
Switzerland	6.7
Canada	6.6
Japan	6.5
Netherlands	4.9
Cayman Islands	3.7
China	3.6
Jersey	3.0
Italy	2.5
Israel	2.0
Bermuda	1.2
Ireland	1.2
Hong Kong	1.1
Spain	1.0
India	1.0
Brazil	0.7
Sweden	0.7
Singapore	0.7
Belgium	0.7
Thailand	0.7
Luxembourg	0.5
Australia	0.3
Taiwan	0.3
Russia	0.3

110.4%

*	Calculated as a percentage of net assets

70

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.2%
Australia — 0.3%
WorleyParsons, Ltd.#	644,579	$2,703,726

Belgium — 0.7%
UCB SA	66,370	5,926,813

Bermuda — 1.2%
Digital China Holdings, Ltd.	3,635,000	4,149,088
First Pacific Co., Ltd.	2,621,250	1,629,523
Kunlun Energy Co., Ltd.#	3,448,000	3,019,549
Petra Diamonds, Ltd.#	1,821,150	1,759,527

		10,557,687

Brazil — 0.7%
BM&FBovespa SA	2,096,300	6,160,489

Canada — 6.6%
Barrick Gold Corp.#	856,750	6,288,545
Cenovus Energy, Inc.	518,100	7,666,072
Ensign Energy Services, Inc.	718,600	3,879,671
HudBay Minerals, Inc.	1,031,800	4,581,657
Precision Drilling Corp.#	2,069,000	8,908,420
Silver Wheaton Corp.	1,043,200	13,709,357
Suncor Energy, Inc.	365,400	10,096,417
Trican Well Service, Ltd.†#	1,059,900	515,882

		55,646,021

Cayman Islands — 3.7%
GCL-Poly Energy Holdings, Ltd.†#	56,955,000	10,798,271
Kingboard Chemical Holdings, Ltd.	4,044,500	5,842,354
Springland International Holdings, Ltd.	10,541,700	2,447,305
Trina Solar, Ltd. ADR†#	1,219,582	11,768,966

		30,856,896

China — 3.6%
China Life Insurance Co., Ltd.	1,580,000	5,430,744
China Telecom Corp., Ltd.	17,829,823	8,738,475
Shanghai Pharmaceuticals Holding Co., Ltd.	2,852,500	6,224,880
Sinopec Engineering Group Co., Ltd.	5,880,000	4,535,065
Sinopharm Group Co., Ltd.	1,218,800	5,116,682

		30,045,846

France — 10.6%
AXA SA	503,942	13,635,783
BNP Paribas SA	353,230	20,940,536
Cie de Saint-Gobain	190,100	8,401,560
Cie Generale des Etablissements Michelin	109,590	10,988,213
Sanofi	129,420	11,538,008
Societe Generale SA	100,703	4,807,049
Technip SA	202,710	10,625,132
TOTAL SA	179,620	8,919,540

		89,855,821

Germany — 8.0%
Bayer AG#	78,400	10,461,871
Deutsche Boerse AG	77,640	6,660,058
Deutsche Lufthansa AG†#	466,720	6,689,076
Gerresheimer AG	78,750	6,148,723
Kloeckner & Co. SE#	47,480	406,637
Merck KGaA	77,902	7,978,873
METRO AG#	173,577	5,787,875
MorphoSys AG†#	81,370	4,816,980
Muenchener Rueckversicherungs-Gesellschaft AG	35,060	7,065,882
Siemens AG	112,625	11,678,063

		67,694,038

Hong Kong — 1.1%
China Mobile, Ltd.	782,500	8,911,485

Security Description	Shares	Value (Note 2)

India — 1.0%
Hero MotoCorp, Ltd.	81,301	$3,278,874
Jain Irrigation Systems, Ltd.	1,609,577	1,617,908
LIC Housing Finance, Ltd.	516,974	3,758,930

		8,655,712

Ireland — 1.2%
CRH PLC	352,760	10,379,931

Israel — 2.0%
Teva Pharmaceutical Industries, Ltd. ADR	269,170	16,938,868

Italy — 2.5%
Eni SpA	524,979	8,552,956
UniCredit SpA	2,106,054	12,360,712

		20,913,668

Japan — 6.5%
Canon, Inc.	169,000	5,101,576
ITOCHU Corp.	840,200	10,251,668
Konica Minolta, Inc.	335,900	3,530,907
Nissan Motor Co., Ltd.#	1,604,000	17,128,010
SoftBank Group Corp.	220,000	11,682,697
Toyota Motor Corp.	109,200	6,792,400

		54,487,258

Jersey — 3.0%
Glencore PLC	8,097,310	11,794,123
Petrofac, Ltd.#	1,071,650	13,315,590

		25,109,713

Luxembourg — 0.5%
Subsea 7 SA†#	546,769	4,350,597

Netherlands — 4.9%
Aegon NV	1,708,953	10,465,222
ING Groep NV CVA	317,664	4,361,483
QIAGEN NV†#	411,070	10,916,530
SBM Offshore NV†#	1,083,110	15,219,982

		40,963,217

Norway — 0.0%
Telenor ASA	7,598	132,454

Russia — 0.3%
Lukoil PJSC ADR (OTC)	43,008	1,646,346
Lukoil PJSC ADR (LSE)	13,510	520,541

		2,166,887

Singapore — 0.7%
United Overseas Bank, Ltd.#	436,300	5,997,559

South Korea — 11.9%
Daewoo International Corp.	183,090	3,027,653
Hana Financial Group, Inc.	763,978	16,822,623
Hyundai Mobis Co., Ltd.	45,365	9,773,816
Hyundai Motor Co.	34,432	4,385,579
KB Financial Group, Inc.	622,023	18,933,820
KIWOOM Securities Co., Ltd.	68,423	3,462,362
Korea Investment Holdings Co., Ltd.	130,228	6,151,264
Samsung Electronics Co., Ltd.	34,003	37,701,181

		100,258,298

Spain — 1.0%
Telefonica SA	705,745	8,705,518
Telefonica SA ADR#	859	10,540

		8,716,058

71

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Sweden — 0.7%
Getinge AB, Class B	239,574	$6,065,025

Switzerland — 6.7%
ABB, Ltd.#	413,160	7,834,720
Basilea Pharmaceutica†#	33,210	3,285,977
Credit Suisse Group AG#	721,105	15,503,565
GAM Holding AG#	186,050	3,227,868
Lonza Group AG†	34,660	5,477,685
Roche Holding AG	59,770	16,004,894
Swiss Re AG	53,270	5,076,662

		56,411,371

Taiwan — 0.3%
MediaTek, Inc.	330,000	2,633,570

Thailand — 0.7%
Bangkok Bank PCL NVDR	1,195,200	5,585,826

United Kingdom — 15.2%
Aberdeen Asset Management PLC#	614,400	2,955,559
Aviva PLC	1,227,958	9,459,815
BAE Systems PLC	1,415,310	11,009,698
Barclays PLC	2,147,540	7,219,198
BP PLC	1,507,452	8,746,608
BP PLC ADR	180	6,228
Carillion PLC#	1,538,340	7,302,844
GlaxoSmithKline PLC	610,401	12,461,441
HSBC Holdings PLC	1,363,300	10,872,037
Johnson Matthey PLC	88,540	3,773,805
Kingfisher PLC	1,301,615	6,927,916
Marks & Spencer Group PLC	1,753,350	13,269,611
Noble Corp. PLC#	474,270	6,293,563
Royal Dutch Shell PLC, Class B	268,205	6,673,143
Serco Group PLC†#	830,748	1,382,563
Standard Chartered PLC	566,680	4,755,569
Tesco PLC†	4,895,470	12,327,760
Vodafone Group PLC	957,821	3,234,970

		128,672,328

United States — 1.6%
Halliburton Co.	233,310	9,297,404
Stillwater Mining Co.†	479,440	4,487,558

		13,784,962

Total Common Stocks
(cost $903,523,931)		820,582,124

RIGHTS — 0.0%
United Kingdom — 0.0%
Standard Chartered PLC Expires 12/10/2015 (Strike price GBP 4.65)†
(cost $0)	161,908	221,904

Total Long-Term Investment Securities
(cost $903,523,931)		820,804,028

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 13.2%
Registered Investment Companies — 11.3%
State Street Navigator Securities Lending Prime Portfolio 0.24%(1)(2)	$94,986,987	$94,986,987

U.S. Government Agencies — 1.9%
Federal Agricultural Mtg. Corp. 0.00% due 12/01/2015	6	12
Federal Home Loan Mtg. Corp. 0.01% due 12/01/2015	16,000,000	16,000,000

		16,000,012

Total Short-Term Investment Securities
(cost $110,986,999)		110,986,999

TOTAL INVESTMENTS
(cost $1,014,510,930)(3)	110.4%	931,791,027
Liabilities in excess of other assets	(10.4)	(87,846,851)

NET ASSETS	100.0%	$843,944,176

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	At November 30, 2015, the Fund had loaned securities with a total value of $91,374,767. This was secured by collateral of $94,986,987, which was received in cash and subsequently invested in short-term investments currently valued at $94,986,987 as reported in the Portfolio of Investments. Additional collateral of $2,560,608 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	05/1/2032 to 12/01/2041	$19,625
Federal National Mtg. Assoc.	2.00% to 4.00%	01/25/2032 to 07/25/2041	36,401
Government National Mtg. Assoc.	4.00%	09/20/2044	693
United States Treasury Notes/Bonds	0.13% to 8.88%	01/31/2016 to 08/15/2044	2,503,889

(2)	The rate shown is the 7-day yield as of November 30, 2015.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

LSE—London Stock Exchange

NVDR—Non-Voting Depositary Receipt

OTC—Over The Counter US

PJSC—Public Joint Stock Company

72

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$820,582,124	$—	$—	$820,582,124
Rights	221,904	—	—	221,904
Short-Term Investment Securities:
Registered Investment Companies	94,986,987	—	—	94,986,987
U.S. Government Agencies	—	16,000,012	—	16,000,012

Total Investments at Value	$915,791,015	$16,000,012	$—	$931,791,027

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $689,604,102 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

73

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	71.8%
Real Estate Operations & Development	13.5
Real Estate Management/Services	9.3
Registered Investment Companies	1.9
Hotels/Motels	1.9
Time Deposits	1.2
Building — Residential/Commercial	0.9
Retirement/Aged Care	0.5

101.0%

Country Allocation*

United States	47.8%
Japan	12.3
United Kingdom	6.8
Australia	6.1
France	6.0
Hong Kong	5.5
Canada	3.1
Singapore	3.1
Germany	2.4
Bermuda	2.3
Spain	1.3
Jersey	1.0
Switzerland	1.0
Netherlands	0.7
Finland	0.7
Sweden	0.6
Norway	0.3

101.0%

*	Calculated as a percentage of net assets

74

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.9%
Australia — 6.1%
BGP Holdings PLC†(1)(2)	479,213	$0
Charter Hall Group	1,214,314	3,925,519
GPT Group	1,960,655	6,550,911
Mirvac Group	6,250,073	8,429,901
Stockland	1,283,086	3,711,712
Vicinity Centres	2,510,602	4,920,460
Westfield Corp.	380,804	2,643,816

		30,182,319

Bermuda — 2.3%
Hongkong Land Holdings, Ltd. (OTC)	1,700	12,121
Hongkong Land Holdings, Ltd. (SGX)	1,203,300	8,411,067
Kerry Properties, Ltd.	1,047,500	2,965,470

		11,388,658

Canada — 3.1%
Allied Properties Real Estate Investment Trust	67,923	1,665,714
Artis Real Estate Investment Trust	129,654	1,305,812
Canadian Apartment Properties REIT	50,972	1,013,371
Canadian Real Estate Investment Trust	47,059	1,488,114
Granite Real Estate Investment Trust	34,884	1,062,363
H&R Real Estate Investment Trust	156,854	2,520,564
RioCan Real Estate Investment Trust	202,032	3,865,302
Smart Real Estate Investment Trust	98,709	2,365,261

		15,286,501

Finland — 0.7%
Citycon OYJ	1,304,263	3,329,293

France — 6.0%
Fonciere Des Regions	34,390	3,050,302
Klepierre	261,544	11,871,319
Unibail-Rodamco SE (Euronext Amsterdam)	40,960	10,520,462
Unibail-Rodamco SE (Euronext Paris)	17,597	4,519,741

		29,961,824

Germany — 2.4%
Deutsche Wohnen AG	152,897	4,207,395
Vonovia SE	253,551	7,858,530

		12,065,925

Hong Kong — 5.5%
China Overseas Land & Investment, Ltd.	856,000	2,842,863
Link REIT	747,000	4,571,533
Sino Land Co., Ltd.	3,236,958	4,776,042
Sun Hung Kai Properties, Ltd.	1,247,504	15,462,166

		27,652,604

Japan — 12.3%
Comforia Residential REIT, Inc.	1,686	3,300,780
Japan Retail Fund Investment Corp.	4,641	8,878,599
Mitsubishi Estate Co., Ltd.#	828,000	17,417,595
Mitsui Fudosan Co., Ltd.	589,000	14,851,795
Sekisui House, Ltd.	273,100	4,617,853
Sumitomo Realty & Development Co., Ltd.#	284,000	8,633,046
Top REIT, Inc.	897	3,293,615

		60,993,283

Jersey — 1.0%
Kennedy Wilson Europe Real Estate PLC	281,674	5,158,624

Netherlands — 0.7%
Wereldhave NV	64,019	3,580,146

Norway — 0.3%
Entra ASA*	168,061	1,406,866

Security Description	Shares	Value (Note 2)

Singapore — 3.1%
City Developments, Ltd.	939,900	$4,890,905
Fortune Real Estate Investment Trust	4,519,000	4,551,959
Mapletree Greater China Commercial Trust	6,447,800	4,205,435
OUE Commercial Real Estate Investment Trust	3,207,540	1,569,035

		15,217,334

Spain — 1.3%
Merlin Properties Socimi SA	522,894	6,513,545

Sweden — 0.6%
Hufvudstaden AB, Class A	235,429	3,258,075

Switzerland — 1.0%
PSP Swiss Property AG	60,510	5,019,710

United Kingdom — 6.8%
Big Yellow Group PLC	485,336	5,825,783
British Land Co. PLC	699,606	8,787,657
Derwent London PLC	129,389	7,346,698
Hammerson PLC	781,936	7,189,694
Helical Bar PLC	248,013	1,695,836
UNITE Group PLC	281,166	2,854,146

		33,699,814

United States — 44.7%
American Campus Communities, Inc.	116,237	4,695,975
American Homes 4 Rent, Class A	117,061	1,964,284
American Tower Corp.	108,697	10,802,308
AvalonBay Communities, Inc.	80,613	14,654,637
Boston Properties, Inc.	53,705	6,712,588
Brandywine Realty Trust	84,528	1,163,105
Brixmor Property Group, Inc.	295,744	7,426,132
Brookdale Senior Living, Inc.†	109,050	2,451,444
Camden Property Trust	62,506	4,774,208
Care Capital Properties, Inc.	109,926	3,479,158
CoreSite Realty Corp.	12,592	737,513
Cousins Properties, Inc.	409,000	4,020,470
Crown Castle International Corp.	106,668	9,163,848
CyrusOne, Inc.	93,128	3,367,508
DiamondRock Hospitality Co.	309,627	3,446,149
Empire State Realty Trust, Inc., Class A	287,069	5,279,199
Equinix, Inc.	21,449	6,359,629
Equity LifeStyle Properties, Inc.	6,815	425,120
Essex Property Trust, Inc.	9,794	2,260,357
Extra Space Storage, Inc.	59,661	4,996,609
Federal Realty Investment Trust	36,201	5,304,171
First Industrial Realty Trust, Inc.	91,476	2,090,227
General Growth Properties, Inc.	186,300	4,745,061
HCP, Inc.	146,980	5,222,199
Healthcare Realty Trust, Inc.	219,036	5,955,589
Healthcare Trust of America, Inc., Class A	160,303	4,185,511
Hilton Worldwide Holdings, Inc.	182,767	4,243,850
Hudson Pacific Properties, Inc.	146,823	4,209,415
InfraREIT, Inc.	56,500	1,139,605
Kilroy Realty Corp.	52,022	3,471,428
LaSalle Hotel Properties	49,700	1,402,037
Mid-America Apartment Communities, Inc.	59,408	5,261,172
Prologis, Inc.	206,250	8,817,187
Public Storage	28,135	6,754,088
QTS Realty Trust, Inc., Class A	46,103	1,946,469
Realty Income Corp.#	87,157	4,324,730
Retail Opportunity Investments Corp.	213,334	3,901,879
Rexford Industrial Realty, Inc.	124,484	2,005,437
RLJ Lodging Trust	52,000	1,268,800
Simon Property Group, Inc.	104,273	19,419,804
Sunstone Hotel Investors, Inc.	126,178	1,852,293

75

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Terreno Realty Corp.	10,423	$236,081
Ventas, Inc.	59,926	3,196,453
Vornado Realty Trust	57,700	5,583,052
Washington Real Estate Investment Trust	119,896	3,298,339
Weingarten Realty Investors	176,377	6,166,140
Weyerhaeuser Co.	248,990	8,010,008

		222,191,266

Total Long-Term Investment Securities
(cost $478,055,079)		486,905,787

SHORT-TERM INVESTMENT SECURITIES — 3.1%
Registered Investment Companies — 1.9%
State Street Navigator Securities Lending Prime Portfolio 0.24%(3)(4)	5,611,586	5,611,586
SSgA U.S. Government Money Market Fund 0.00%(4)	3,918,980	3,918,980

		9,530,566

Time Deposits — 1.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2015	$5,926,000	5,926,000

Total Short-Term Investment Securities
(cost $15,456,566)		15,456,566

TOTAL INVESTMENTS
(cost $493,511,645)(5)	101.0%	502,362,353
Liabilities in excess of other assets	(1.0)	(4,892,698)

NET ASSETS —	100.0%	$497,469,655

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2015, the aggregate value of these securities was $1,406,866 representing 0.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At November 30, 2015, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	At November 30, 2015, the Fund had loaned securities with a total value of $5,378,285. This was secured by collateral of $5,611,586, which was received in cash and subsequently invested in short-term investments currently valued at $5,611,586 as reported in the Portfolio of Investments.
(4)	The rate shown is the 7-day yield as of November 30, 2015.
(5)	See Note 5 for cost of investments on a tax basis.

Euronext Amsterdam—Euronext Stock Exchange, Amsterdam

Euronext Paris—Euronext Stock Exchange, Paris

OTC—Over the Counter US

SGX—Singapore Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$30,182,319	$—	$0	$30,182,319
Other Countries	456,723,468	—	—	456,723,468
Short-Term Investment Securities:
Registered Investment Companies	9,530,566	—	—	9,530,566
Time Deposits	—	5,926,000	—	5,926,000

Total Investments at Value	$496,436,353	$5,926,000	$0	$502,362,353

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $229,274,304 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

76

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Medical — Drugs	6.1%
Banks — Commercial	4.3
Real Estate Investment Trusts	3.1
Insurance — Multi-line	2.6
Insurance — Life/Health	2.5
Time Deposits	2.2
Telephone — Integrated	2.2
Food — Misc./Diversified	2.2
Medical — Biomedical/Gene	2.1
Applications Software	2.0
Cosmetics & Toiletries	1.8
Electronic Components — Semiconductors	1.7
Insurance — Property/Casualty	1.6
Multimedia	1.6
Finance — Credit Card	1.6
Cable/Satellite TV	1.6
Web Portals/ISP	1.5
Transport — Rail	1.4
Auto — Cars/Light Trucks	1.3
Insurance — Reinsurance	1.2
Chemicals — Diversified	1.1
Registered Investment Companies	1.1
Commercial Services — Finance	1.1
Oil Companies — Exploration & Production	1.0
Investment Management/Advisor Services	1.0
E-Commerce/Products	1.0
Banks — Super Regional	1.0
Retail — Discount	1.0
Pipelines	1.0
Data Processing/Management	0.9
Transport — Services	0.9
Medical — HMO	0.9
Diversified Banking Institutions	0.9
Beverages — Non-alcoholic	0.9
Chemicals — Specialty	0.9
Retail — Building Products	0.9
Finance — Other Services	0.8
Enterprise Software/Service	0.8
Networking Products	0.8
Diversified Manufacturing Operations	0.8
Computer Services	0.7
Consumer Products — Misc.	0.7
Oil — Field Services	0.7
Retail — Drug Store	0.7
Oil Refining & Marketing	0.7
Medical Products	0.7
Building & Construction Products — Misc.	0.7
Internet Content — Entertainment	0.6
Retail — Restaurants	0.6
Food — Retail	0.6
Real Estate Operations & Development	0.6
Electric Products — Misc.	0.6
Industrial Gases	0.6
Banks — Fiduciary	0.6
Retail — Apparel/Shoe	0.5
Commercial Services	0.5
Electric — Integrated	0.5
Semiconductor Components — Integrated Circuits	0.5
Electronic Components — Misc.	0.5
Investment Companies	0.5
Advertising Agencies	0.5
E-Commerce/Services	0.5
Telecom Services	0.5
Semiconductor Equipment	0.5
Real Estate Management/Services	0.4
Retail — Major Department Stores	0.4
Auto/Truck Parts & Equipment — Original	0.4
Medical — Wholesale Drug Distribution	0.4
Gas — Distribution	0.4

Medical Instruments	0.4
Television	0.4
Diagnostic Equipment	0.4
Computers — Memory Devices	0.4
Athletic Footwear	0.4
Apparel Manufacturers	0.4
Distribution/Wholesale	0.4
Hotels/Motels	0.4
Building — Residential/Commercial	0.4
Finance — Investment Banker/Broker	0.4
Water	0.4
Machinery — Electrical	0.4
Medical — Generic Drugs	0.4
Machinery — Farming	0.4
Machinery — Construction & Mining	0.4
Instruments — Scientific	0.3
Oil Field Machinery & Equipment	0.3
Human Resources	0.3
U.S. Government Treasuries	0.3
Soap & Cleaning Preparation	0.3
Consulting Services	0.3
Pharmacy Services	0.3
Rubber — Tires	0.3
Building — Heavy Construction	0.3
Diversified Operations/Commercial Services	0.3
Import/Export	0.3
Toys	0.3
Public Thoroughfares	0.3
Dialysis Centers	0.3
Medical — Hospitals	0.3
Office Automation & Equipment	0.3
Computer Aided Design	0.2
Airport Development/Maintenance	0.2
Industrial Automated/Robotic	0.2
Food — Catering	0.2
Satellite Telecom	0.2
Gold Mining	0.2
Oil Companies — Integrated	0.2
Agricultural Chemicals	0.2
Building Products — Cement	0.2
Retail — Jewelry	0.2
Insurance Brokers	0.2
Wireless Equipment	0.2
Electronic Measurement Instruments	0.2
Non — Hazardous Waste Disposal	0.2
Electronic Forms	0.2
Audio/Video Products	0.2
Entertainment Software	0.2
Food — Confectionery	0.2
Agricultural Operations	0.2
Private Equity	0.2
Telecommunication Equipment	0.2
Electric — Transmission	0.2
Publishing — Periodicals	0.2
Advertising Services	0.2
Savings & Loans/Thrifts	0.2
Tools — Hand Held	0.2
Office Supplies & Forms	0.2
Internet Security	0.2
Aerospace/Defense — Equipment	0.2
Machinery — General Industrial	0.1
Cellular Telecom	0.1
Containers — Metal/Glass	0.1
Food — Dairy Products	0.1
Auto — Heavy Duty Trucks	0.1
Retail — Regional Department Stores	0.1
Food — Wholesale/Distribution	0.1
Steel — Producers	0.1
Rental Auto/Equipment	0.1

77

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited) — (continued)

Industry Allocation* (continued)

Security Services	0.1%
Medical Labs & Testing Services	0.1
Coatings/Paint	0.1
Publishing — Newspapers	0.1
Internet Content — Information/News	0.1
Metal Processors & Fabrication	0.1
Retail — Catalog Shopping	0.1
Transport — Truck	0.1
Optical Supplies	0.1
Computers — Integrated Systems	0.1
Paper & Related Products	0.1
Medical Information Systems	0.1
Chemicals — Plastics	0.1
Engines — Internal Combustion	0.1
Computers	0.1
Home Decoration Products	0.1
Containers — Paper/Plastic	0.1
Metal — Copper	0.1
Finance — Mortgage Loan/Banker	0.1
Finance — Leasing Companies	0.1
Power Converter/Supply Equipment	0.1
Steel Pipe & Tube	0.1
Hazardous Waste Disposal	0.1
Transactional Software	0.1
Food — Baking	0.1
Printing — Commercial	0.1
Broadcast Services/Program	0.1
Building Products — Doors & Windows	0.1
Retail — Auto Parts	0.1
Retail — Perfume & Cosmetics	0.1
Diversified Financial Services	0.1
Resorts/Theme Parks	0.1
Retirement/Aged Care	0.1
Motorcycle/Motor Scooter	0.1
Retail — Bedding	0.1
Building Products — Air & Heating	0.1
Aerospace/Defense	0.1
Storage/Warehousing	0.1
Bicycle Manufacturing	0.1

100.9%

Country Allocation*

United States	56.2%
Japan	8.9
United Kingdom	6.5
Canada	4.0
France	3.9
Switzerland	3.6
Germany	2.8
Australia	2.2
Ireland	1.4
Netherlands	1.4
Hong Kong	1.4
Sweden	1.3
Spain	1.0
Singapore	0.8
Denmark	0.8
Italy	0.7
Jersey	0.7
Finland	0.6
Belgium	0.5
Bermuda	0.4
Luxembourg	0.4
Cayman Islands	0.3
New Zealand	0.3
Israel	0.3
Curacao	0.2
Norway	0.2
Portugal	0.1

100.9%

*	Calculated as a percentage of net assets

78

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.3%
Australia — 2.2%
Amcor, Ltd.	22,626	$221,229
APA Group	49,311	317,389
Asciano, Ltd.	11,776	72,815
ASX, Ltd.	15,070	451,094
Aurizon Holdings, Ltd.	54,552	219,748
Australia & New Zealand Banking Group, Ltd.	14,439	283,508
BGP Holdings PLC†(1)(2)	60,919	0
Caltex Australia, Ltd.	2,247	55,771
Commonwealth Bank of Australia	9,931	570,474
Computershare, Ltd.	21,594	181,936
CSL, Ltd.	5,187	375,537
Dexus Property Group	63,132	350,646
Flight Centre Travel Group, Ltd.	3,452	89,824
Goodman Group	24,735	109,477
GPT Group	103,827	346,905
Harvey Norman Holdings, Ltd.	8,377	24,718
Iluka Resources, Ltd.	6,051	25,162
Insurance Australia Group, Ltd.	93,362	374,058
National Australia Bank, Ltd.	15,693	333,552
Newcrest Mining, Ltd.†	11,637	91,817
QBE Insurance Group, Ltd.	19,550	176,308
Ramsay Health Care, Ltd.	6,273	304,181
Scentre Group	70,481	203,887
SEEK, Ltd.	6,309	63,330
Sonic Healthcare, Ltd.	6,155	90,495
Stockland	80,658	233,328
Sydney Airport	38,727	184,849
Transurban Group	93,111	698,294
Vicinity Centres	188,223	368,893
Wesfarmers, Ltd.	5,189	142,940
Westfield Corp.	35,582	247,036
Westpac Banking Corp.	28,902	671,997
Woodside Petroleum, Ltd.	15,244	331,947
WorleyParsons, Ltd.	10,937	45,876

		8,259,021

Belgium — 0.5%
Ageas	5,216	228,181
Colruyt SA	705	34,934
Delhaize Group	2,344	234,852
Groupe Bruxelles Lambert SA	5,139	422,261
KBC Groep NV	2,444	145,895
Proximus SADP	11,201	370,003
Telenet Group Holding NV†	1,643	89,729
UCB SA	1,624	145,023
Umicore SA	6,908	285,705

		1,956,583

Bermuda — 0.4%
Arch Capital Group, Ltd.†	5,140	372,496
Bunge, Ltd.	3,331	221,878
Everest Re Group, Ltd.	2,701	498,172
Li & Fung, Ltd.	176,000	120,535
Marvell Technology Group, Ltd.	8,992	79,669
NWS Holdings, Ltd.	108,000	152,386
RenaissanceRe Holdings, Ltd.	2,025	224,289

		1,669,425

British Virgin Islands — 0.0%
Michael Kors Holdings, Ltd.†	3,143	135,212

Canada — 4.0%
Agnico Eagle Mines, Ltd.	3,785	100,559
Agrium, Inc.	3,330	328,748
Alimentation Couche-Tard, Inc., Class B	3,553	161,973
AltaGas, Ltd.	11,471	268,855

Security Description	Shares	Value (Note 2)

Canada (continued)
ARC Resources, Ltd.	19,368	$265,404
Atco, Ltd., Class I	300	8,105
Bank of Nova Scotia	7,448	339,592
BCE, Inc.	9,210	396,414
BlackBerry, Ltd.†	5,296	42,116
Brookfield Asset Management, Inc., Class A	14,200	487,529
Canadian Natural Resources, Ltd.	8,221	199,084
Canadian Oil Sands, Ltd.	17,613	112,896
Canadian Pacific Railway, Ltd.	1,841	271,425
Canadian Tire Corp., Ltd., Class A	2,465	230,949
Canadian Utilities, Ltd., Class A	1,500	36,639
CGI Group, Inc., Class A†	5,081	221,168
CI Financial Corp.	13,200	313,728
Dollarama, Inc.	5,839	390,447
Empire Co., Ltd., Class A	16,200	323,163
Encana Corp.	13,119	109,239
Enerplus Corp.	34,556	169,746
Fairfax Financial Holdings, Ltd.	849	407,618
First Capital Realty, Inc.	29,984	439,842
First Quantum Minerals, Ltd.	12,273	44,664
Fortis, Inc.	8,562	236,450
Franco-Nevada Corp.	3,700	177,845
Gildan Activewear, Inc.	2,800	86,865
Great-West Lifeco, Inc.	22,215	603,678
IGM Financial, Inc.	10,180	290,204
Industrial Alliance Insurance & Financial Services, Inc.	4,186	141,994
Intact Financial Corp.	8,048	536,473
Inter Pipeline, Ltd.	10,505	182,655
Kinross Gold Corp.†	37,736	73,751
Loblaw Cos., Ltd.	378	19,083
Manulife Financial Corp.	31,548	519,244
Methanex Corp.	3,571	140,278
Metro, Inc., Class A	18,754	540,102
Onex Corp.	3,661	225,453
Open Text Corp.	2,900	140,890
Paramount Resources, Ltd., Class A†	6,255	41,873
Pembina Pipeline Corp.	10,586	242,960
Peyto Exploration & Development Corp.	2,594	52,737
Potash Corp. of Saskatchewan, Inc.	9,352	189,288
Power Corp. of Canada	15,066	353,452
Power Financial Corp.	11,025	279,949
RioCan Real Estate Investment Trust	7,948	152,062
Royal Bank of Canada	14,367	818,482
Saputo, Inc.	18,582	454,862
Shaw Communications, Inc., Class B	29,396	610,174
Silver Wheaton Corp.	4,633	60,885
Sun Life Financial, Inc.	8,746	288,423
Teck Resources, Ltd., Class B	11,201	47,641
Thomson Reuters Corp.	14,735	595,932
Toronto-Dominion Bank	17,230	703,676
Tourmaline Oil Corp.†	4,024	76,506
TransAlta Corp.	21,885	88,002
Turquoise Hill Resources, Ltd.†	30,905	81,460
Valeant Pharmaceuticals International, Inc.†	4,200	378,502
Vermilion Energy, Inc.	4,907	146,940

		15,248,674

Cayman Islands — 0.3%
ASM Pacific Technology, Ltd.	2,600	19,734
Cheung Kong Property Holdings, Ltd.	49,808	324,732
CK Hutchison Holdings, Ltd.	49,808	651,392
WH Group, Ltd.†*	37,000	19,184

		1,015,042

79

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Curacao — 0.2%
Schlumberger, Ltd.	10,780	$831,677

Denmark — 0.8%
Coloplast A/S, Class B	3,615	293,355
Danske Bank A/S	5,872	157,589
DSV A/S	8,768	340,982
Novo Nordisk A/S, Class B	24,237	1,335,240
Pandora A/S	1,457	172,709
TDC A/S	41,179	216,304
Tryg A/S	15,617	304,110
Vestas Wind Systems A/S	2,104	137,276
William Demant Holding A/S†	1,866	179,173

		3,136,738

Finland — 0.6%
Elisa Oyj	18,249	679,847
Kone OYJ, Class B	372	15,875
Metso Oyj	5,521	137,080
Nokia OYJ	46,433	335,317
Nokian Renkaat Oyj	6,498	255,052
Orion Oyj, Class B	10,190	340,321
Sampo Oyj, Class A	11,249	557,650

		2,321,142

France — 3.9%
Accor SA	4,516	190,569
Aeroports de Paris	2,815	318,833
Air Liquide SA	4,183	510,458
Alcatel-Lucent†	39,757	156,596
Arkema SA	1,586	114,265
Atos SE	2,660	217,780
AXA SA	24,468	662,061
Bureau Veritas SA	12,706	261,711
Cap Gemini SA	2,743	253,064
Carrefour SA	5,341	164,664
Casino Guichard Perrachon SA	2,889	165,194
Christian Dior SE	179	32,756
Cie de Saint-Gobain	5,254	232,203
Cie Generale des Etablissements Michelin	687	68,883
CNP Assurances	14,412	200,692
Credit Agricole SA	15,833	191,038
Danone SA	3,730	261,402
Dassault Systemes	5,876	467,670
Edenred	3,686	76,389
Essilor International SA	2,939	383,647
Eutelsat Communications SA	5,255	156,849
Fonciere Des Regions	1,988	176,330
Gecina SA	2,109	254,691
Groupe Eurotunnel SE	3,102	39,640
Hermes International	198	69,715
ICADE	2,281	160,939
Iliad SA	726	161,925
Imerys SA	2,842	192,624
Kering	1,881	325,034
Klepierre	8,921	404,919
L’Oreal SA	5,556	983,844
Lagardere SCA	9,463	279,248
Legrand SA	5,384	316,734
Natixis SA	7,978	48,383
Numericable-SFR SAS†	851	36,437
Orange SA	26,039	450,088
Peugeot SA†	5,397	96,424
Publicis Groupe SA	4,461	281,476
Renault SA	2,174	219,381
Sanofi	16,241	1,447,912

Security Description	Shares	Value (Note 2)

France (continued)
Schneider Electric SE	4,708	$298,454
SCOR SE	8,324	326,460
Societe BIC SA	1,493	245,606
Societe Generale SA	9,209	439,591
Sodexo SA	5,101	504,238
Suez Environnement Co.	3,699	70,132
Technip SA	3,050	159,867
Unibail-Rodamco SE	1,363	350,083
Valeo SA	1,110	171,869
Vallourec SA	6,203	63,794
Veolia Environnement SA	10,211	244,789
Vivendi SA	16,981	357,570
Wendel SA	1,469	175,074
Zodiac Aerospace	7,009	189,799

		14,629,794

Germany — 2.8%
Allianz SE	5,828	1,032,317
BASF SE	10,356	857,167
Bayerische Motoren Werke AG	4,892	533,921
Beiersdorf AG	7,692	716,312
Brenntag AG	5,411	295,626
Commerzbank AG†	12,708	139,905
Continental AG	1,377	332,729
Deutsche Bank AG	17,605	452,087
Deutsche Boerse AG	2,904	249,109
Deutsche Post AG	11,385	332,777
Deutsche Telekom AG	37,209	686,211
Deutsche Wohnen AG (BR)	4,878	134,232
Fraport AG Frankfurt Airport Services Worldwide	2,932	179,332
Fresenius Medical Care AG & Co. KGaA	3,106	256,624
Fresenius SE & Co. KGaA	4,930	361,959
FUCHS PETROLUB SE (Preference Shares)	5,308	251,386
Hannover Rueck SE	2,979	348,581
Infineon Technologies AG	13,282	196,884
K+S AG	4,668	132,867
LANXESS AG	2,845	144,884
Linde AG	1,471	256,829
Merck KGaA	3,656	374,455
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,369	678,978
OSRAM Licht AG	2,709	114,373
ProSiebenSat.1 Media SE	613	32,189
SAP SE	13,777	1,085,738
Telefonica Deutschland Holding AG	39,082	219,715
United Internet AG	1,148	61,192

		10,458,379

Hong Kong — 1.4%
AIA Group, Ltd.	174,800	1,046,079
Bank of East Asia, Ltd.	76,000	275,929
BOC Hong Kong Holdings, Ltd.	55,500	171,437
Hang Lung Properties, Ltd.	77,000	181,738
Hang Seng Bank, Ltd.	17,700	320,741
Henderson Land Development Co., Ltd.	21,990	135,710
HKT Trust & HKT, Ltd.	117,000	146,675
Hong Kong & China Gas Co., Ltd.	336,760	664,533
Hong Kong Exchanges and Clearing, Ltd.	32,400	845,786
Link REIT	62,500	382,491
New World Development Co., Ltd.	54,000	54,046
Sino Land Co., Ltd.	148,000	218,370
Sun Hung Kai Properties, Ltd.	13,000	161,128
Swire Pacific, Ltd., Class A	12,000	131,941
Swire Properties, Ltd.	17,800	51,540

80

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Hong Kong (continued)
Techtronic Industries Co., Ltd.	23,500	$95,625
Wharf Holdings, Ltd.	27,000	154,267
Wheelock & Co., Ltd.	18,000	77,772

		5,115,808

Ireland — 1.4%
Accenture PLC, Class A	8,675	930,134
Allergan PLC†	5,414	1,699,401
Bank of Ireland†	369,127	137,670
CRH PLC	8,730	256,879
Endo International PLC†	3,057	187,944
Jazz Pharmaceuticals PLC†	849	124,455
Kerry Group PLC, Class A	7,279	587,487
Mallinckrodt PLC†	1,502	102,001
Pentair PLC	4,813	272,897
Perrigo Co. PLC	1,411	210,789
Seagate Technology PLC	3,162	113,642
Tyco International PLC	3,698	130,576
Weatherford International PLC†	28,269	305,588
XL Group PLC	10,099	385,580

		5,445,043

Israel — 0.3%
Israel Chemicals, Ltd.	4,566	22,962
Israel Corp., Ltd.	232	51,529
NICE-Systems, Ltd.	4,159	252,663
Teva Pharmaceutical Industries, Ltd.	10,394	636,546

		963,700

Italy — 0.7%
Assicurazioni Generali SpA	34,830	662,393
Atlantia SpA	7,576	200,111
Banca Monte dei Paschi di Siena SpA†	1,405	2,206
Banco Popolare SC†	5,225	75,355
EXOR SpA	4,122	184,743
Intesa Sanpaolo SpA	146,572	502,987
Intesa Sanpaolo SpA RSP	1,177	3,698
Luxottica Group SpA	2,513	168,068
Mediobanca SpA	7,402	70,933
Telecom Italia SpA†	123,283	159,432
Terna Rete Elettrica Nazionale SpA	60,973	300,202
UniCredit SpA	51,665	303,229
Unione di Banche Italiane SpA	14,564	99,096
UnipolSai SpA	9,928	25,615

		2,758,068

Japan — 8.9%
ABC-Mart, Inc.	200	10,885
Acom Co., Ltd.†	10,000	49,634
Advantest Corp.	2,600	23,613
Aeon Co., Ltd.	26,600	412,721
AEON Financial Service Co., Ltd.	7,200	165,875
Aeon Mall Co., Ltd.	1,300	22,336
Air Water, Inc.	2,000	32,461
Ajinomoto Co., Inc.	11,000	252,214
Alfresa Holdings Corp.	700	13,875
Amada Holdings Co., Ltd.	12,000	118,148
ANA Holdings, Inc.	20,000	56,296
Aozora Bank, Ltd.	33,000	116,344
Asahi Glass Co., Ltd.	44,000	258,781
Asahi Kasei Corp.	20,000	136,816
Asics Corp.	1,900	43,402
Astellas Pharma, Inc.	32,800	461,891
Bank of Yokohama, Ltd.	32,000	188,335
Bridgestone Corp.	7,800	277,530

Security Description	Shares	Value (Note 2)

Japan (continued)
Brother Industries, Ltd.	3,500	$41,881
Calbee, Inc.	1,500	62,023
Canon, Inc.	17,600	531,288
Casio Computer Co., Ltd.	3,700	81,604
Central Japan Railway Co.	1,900	339,330
Chiba Bank, Ltd.	44,000	303,461
Chubu Electric Power Co., Inc.	9,100	125,559
Chugai Pharmaceutical Co., Ltd.	3,500	122,258
Citizen Holdings Co., Ltd.	3,800	28,091
Credit Saison Co., Ltd.	4,900	92,507
Dai Nippon Printing Co., Ltd.	9,000	87,953
Dai-ichi Life Insurance Co., Ltd.	14,100	243,972
Daikin Industries, Ltd.	2,200	154,590
Daito Trust Construction Co., Ltd.	1,300	135,069
Daiwa House Industry Co., Ltd.	9,500	264,626
Daiwa Securities Group, Inc.	27,000	174,656
Denso Corp.	3,200	152,669
Don Quijote Holdings Co., Ltd.	1,900	75,244
East Japan Railway Co.	5,600	528,611
Eisai Co., Ltd.	3,900	253,357
FANUC Corp.	2,800	498,587
Fast Retailing Co., Ltd.	300	121,316
Fuji Heavy Industries, Ltd.	8,900	367,857
Hakuhodo DY Holdings, Inc.	1,700	18,257
Hamamatsu Photonics KK	2,000	50,122
Hankyu Hanshin Holdings, Inc.	19,000	121,625
Hirose Electric Co., Ltd.	500	60,845
Hisamitsu Pharmaceutical Co., Inc.	2,500	106,621
Hitachi Chemical Co., Ltd.	8,000	133,225
Hitachi Construction Machinery Co., Ltd.	500	7,847
Hitachi High-Technologies Corp.	1,200	33,095
Hitachi, Ltd.	38,000	224,296
Honda Motor Co., Ltd.	15,200	494,154
Hoya Corp.	12,800	518,863
Hulic Co., Ltd.	4,000	36,718
Ibiden Co., Ltd.	1,600	25,085
Isetan Mitsukoshi Holdings, Ltd.	5,800	88,437
Isuzu Motors, Ltd.	9,500	106,885
ITOCHU Corp.	28,400	346,522
Iyo Bank, Ltd.	6,100	60,802
Japan Exchange Group, Inc.	6,200	97,206
Joyo Bank, Ltd.	18,000	83,493
JSR Corp.	3,000	47,230
Kajima Corp.	18,000	98,846
Kakaku.com, Inc.	2,000	38,148
Kaneka Corp.	5,000	49,309
Kansai Paint Co., Ltd.	3,000	47,327
Kao Corp.	10,000	512,673
KDDI Corp.	23,700	588,746
Keikyu Corp.	26,000	210,577
Keio Corp.	3,000	24,639
Keisei Electric Railway Co., Ltd.	1,000	12,007
Keyence Corp.	700	379,399
Kintetsu Group Holdings Co., Ltd.	30,000	115,028
Komatsu, Ltd.	10,100	167,048
Konica Minolta, Inc.	9,500	99,862
Kubota Corp.	13,000	216,860
Kuraray Co., Ltd.	5,600	71,285
Kurita Water Industries, Ltd.	4,400	94,970
Kyocera Corp.	5,600	259,620
Kyowa Hakko Kirin Co., Ltd.	1,000	17,620
LIXIL Group Corp.	8,800	205,738
M3, Inc.	1,500	32,998
Mabuchi Motor Co., Ltd.	2,600	149,748

81

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Makita Corp.	3,100	$176,028
Marui Group Co., Ltd.	3,300	48,950
Maruichi Steel Tube, Ltd.	1,700	47,092
Mazda Motor Corp.	5,700	118,422
McDonald’s Holdings Co. Japan, Ltd.	4,300	104,444
Medipal Holdings Corp.	1,200	21,027
MEIJI Holdings Co., Ltd.	2,600	208,042
Mitsubishi Chemical Holdings Corp.	27,100	177,592
Mitsubishi Corp.	16,100	270,993
Mitsubishi Electric Corp.	29,000	321,097
Mitsubishi Estate Co., Ltd.	6,000	126,214
Mitsubishi Gas Chemical Co., Inc.	7,000	37,929
Mitsubishi Logistics Corp.	13,000	181,747
Mitsubishi Motors Corp.	6,600	58,762
Mitsubishi Tanabe Pharma Corp.	2,900	50,673
Mitsubishi UFJ Financial Group, Inc.	79,100	507,628
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,400	38,894
Mitsui & Co., Ltd.	16,200	198,716
Mitsui Chemicals, Inc.	12,000	50,008
Mitsui Fudosan Co., Ltd.	12,000	302,583
Mixi, Inc.	500	20,471
MS&AD Insurance Group Holdings, Inc.	8,100	228,458
Murata Manufacturing Co., Ltd.	800	124,127
Nabtesco Corp.	3,900	81,643
NGK Insulators, Ltd.	8,000	185,540
NGK Spark Plug Co., Ltd.	3,800	103,566
NH Foods, Ltd.	3,000	57,977
NHK Spring Co., Ltd.	3,300	33,911
Nidec Corp.	3,800	293,813
Nintendo Co., Ltd.	1,500	230,361
Nippon Express Co., Ltd.	8,000	36,133
Nippon Paint Holdings Co., Ltd.	3,000	75,183
Nippon Steel & Sumitomo Metal Corp.	6,500	130,554
Nippon Telegraph & Telephone Corp.	13,700	508,046
Nissan Motor Co., Ltd.	41,200	439,946
Nisshin Seifun Group, Inc.	3,400	53,417
Nissin Foods Holdings Co., Ltd.	700	35,540
Nitori Holdings Co., Ltd.	1,100	90,609
Nitto Denko Corp.	900	60,653
NOK Corp.	1,100	29,667
Nomura Holdings, Inc.	31,700	188,037
Nomura Real Estate Holdings, Inc.	2,000	39,171
Nomura Research Institute, Ltd.	2,000	75,630
NSK, Ltd.	5,000	62,916
NTT Data Corp.	2,200	107,230
NTT DOCOMO, Inc.	24,700	467,113
NTT Urban Development Corp.	1,600	15,597
Obayashi Corp.	3,000	27,709
Odakyu Electric Railway Co., Ltd.	7,000	71,194
Oji Holdings Corp.	19,000	82,421
Olympus Corp.	2,500	99,716
Omron Corp.	3,700	136,007
Ono Pharmaceutical Co., Ltd.	400	64,045
Oracle Corp. Japan	2,000	97,482
Oriental Land Co., Ltd.	4,100	233,044
ORIX Corp.	19,200	277,082
Osaka Gas Co., Ltd.	37,000	137,390
Otsuka Corp.	1,100	55,134
Otsuka Holdings Co., Ltd.	6,100	202,078
Panasonic Corp.	27,800	315,601
Park24 Co., Ltd.	1,200	24,370
Rakuten, Inc.	11,800	148,770
Resona Holdings, Inc.	29,800	145,441
Rinnai Corp.	500	44,760

Security Description	Shares	Value (Note 2)

Japan (continued)
Rohm Co., Ltd.	1,300	$69,911
Sanrio Co., Ltd.	1,500	35,825
Santen Pharmaceutical Co., Ltd.	16,600	263,227
Secom Co., Ltd.	4,000	274,151
Seiko Epson Corp.	2,000	31,503
Sekisui Chemical Co., Ltd.	7,000	83,420
Sekisui House, Ltd.	11,400	192,763
Sharp Corp.†	19,000	19,448
Shikoku Electric Power Co., Inc.	2,900	41,533
Shimamura Co., Ltd.	400	48,773
Shimano, Inc.	1,200	178,099
Shimizu Corp.	7,000	58,741
Shin-Etsu Chemical Co., Ltd.	6,700	378,977
Shinsei Bank, Ltd.	28,000	53,225
Shionogi & Co., Ltd.	4,000	176,312
Shiseido Co., Ltd.	7,800	186,636
Shizuoka Bank, Ltd.	22,000	214,996
SMC Corp.	700	185,491
SoftBank Group Corp.	12,800	679,721
Sompo Japan Nipponkoa Holdings, Inc.	4,600	141,812
Sony Corp.	12,900	332,927
Sony Financial Holdings, Inc.	2,000	36,848
Sumitomo Chemical Co., Ltd.	28,000	160,585
Sumitomo Dainippon Pharma Co., Ltd.	8,900	107,075
Sumitomo Metal Mining Co., Ltd.	9,000	101,478
Sumitomo Mitsui Financial Group, Inc.	8,300	316,695
Sumitomo Mitsui Trust Holdings, Inc.	46,000	175,630
Sumitomo Rubber Industries, Ltd.	4,200	56,705
Suntory Beverage & Food, Ltd.	4,900	191,263
Suruga Bank, Ltd.	4,000	80,975
Suzuken Co., Ltd.	600	23,420
Sysmex Corp.	2,200	137,433
T&D Holdings, Inc.	7,500	105,097
Taisho Pharmaceutical Holdings Co., Ltd.	100	6,775
Taiyo Nippon Sanso Corp.	2,000	19,123
Takashimaya Co., Ltd.	2,000	18,229
TDK Corp.	2,000	143,786
Teijin, Ltd.	7,000	24,907
Terumo Corp.	5,100	162,819
THK Co., Ltd.	3,600	71,766
Tobu Railway Co., Ltd.	40,000	194,963
Toho Co., Ltd.	1,000	26,604
Toho Gas Co., Ltd.	2,000	12,429
Tohoku Electric Power Co., Inc.	7,500	88,099
Tokio Marine Holdings, Inc.	10,400	383,558
Tokyo Electron, Ltd.	2,600	173,150
Tokyo Gas Co., Ltd.	46,000	219,761
Tokyo Tatemono Co., Ltd.	1,500	18,022
Tokyu Corp.	27,000	209,903
Tokyu Fudosan Holdings Corp.	7,500	50,508
TonenGeneral Sekiyu KK	36,000	347,425
Toppan Printing Co., Ltd.	20,000	175,467
Toray Industries, Inc.	28,000	254,525
TOTO, Ltd.	5,500	189,886
Toyota Motor Corp.	27,900	1,735,421
Toyota Tsusho Corp.	6,200	145,456
Trend Micro, Inc.	4,300	175,353
Unicharm Corp.	8,500	179,253
USS Co., Ltd.	4,000	63,591
West Japan Railway Co.	3,100	195,796
Yahoo Japan Corp.	25,200	103,789
Yakult Honsha Co., Ltd.	1,800	88,903
Yamada Denki Co., Ltd.	16,200	72,907
Yamaguchi Financial Group, Inc.	19,000	220,406

82

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Yamato Holdings Co., Ltd.	6,500	$124,297
Yaskawa Electric Corp.	4,700	62,043
Yokohama Rubber Co., Ltd.	1,500	25,796

		33,591,247

Jersey — 0.7%
Delphi Automotive PLC	3,496	307,228
Experian PLC	13,462	249,587
Petrofac, Ltd.	18,642	231,633
Randgold Resources, Ltd.	2,778	169,115
Shire PLC	8,549	598,202
Wolseley PLC	4,223	245,124
WPP PLC	28,561	660,291

		2,461,180

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.	959	88,813

Luxembourg — 0.4%
Millicom International Cellular SA SDR	2,797	164,514
RTL Group SA	6,325	553,326
SES SA FDR	14,875	412,864
Subsea 7 SA†	12,950	103,042
Tenaris SA	13,542	177,846

		1,411,592

Netherlands — 1.4%
Aegon NV	16,620	101,777
Akzo Nobel NV	3,724	264,877
Altice NV, Class A†	4,131	63,461
Altice NV, Class B†	1,377	21,408
ASML Holding NV	3,981	367,910
Boskalis Westminster NV	3,117	138,712
CNH Industrial NV	27,566	202,854
Core Laboratories NV#	1,438	169,900
Delta Lloyd NV	11,247	80,971
Fiat Chrysler Automobiles NV†	11,132	159,016
Gemalto NV	1,225	77,294
ING Groep NV CVA	48,736	669,139
Koninklijke KPN NV	50,803	193,287
Koninklijke Philips NV	12,276	335,669
Koninklijke Vopak NV	667	28,943
LyondellBasell Industries NV, Class A	6,634	635,670
Mylan NV†	5,913	303,337
OCI NV†	1,011	25,524
RELX NV	39,053	676,068
STMicroelectronics NV	16,688	121,271
Wolters Kluwer NV	17,163	593,058

		5,230,146

New Zealand — 0.3%
Auckland International Airport, Ltd.	108,203	376,066
Contact Energy, Ltd.	29,781	97,625
Fletcher Building, Ltd.	15,867	76,140
Ryman Healthcare, Ltd.	45,044	232,754
Spark New Zealand, Ltd.	95,487	209,619

		992,204

Norway — 0.2%
DNB ASA	12,243	161,163
Gjensidige Forsikring ASA	6,443	104,016
Norsk Hydro ASA	20,956	81,021
Orkla ASA	35,200	285,957

		632,157

Security Description	Shares	Value (Note 2)

Portugal — 0.1%
Banco Comercial Portugues SA†	188,663	$10,086
Banco Espirito Santo SA†(1)(2)	126,030	7,989
Galp Energia SGPS SA	33,940	361,103
Jeronimo Martins SGPS SA	3,463	48,059

		427,237

Singapore — 0.8%
Ascendas Real Estate Investment Trust	8,000	13,555
Avago Technologies, Ltd.	4,284	558,848
CapitaLand Mall Trust	20,000	27,011
CapitaLand, Ltd.	45,000	96,345
City Developments, Ltd.	29,000	150,906
ComfortDelGro Corp., Ltd.	159,000	330,275
DBS Group Holdings, Ltd.	27,000	315,834
Global Logistic Properties, Ltd.	45,000	62,848
Jardine Cycle & Carriage, Ltd.	1,000	22,651
Keppel Corp., Ltd.	3,800	17,645
Oversea-Chinese Banking Corp., Ltd.	106,000	651,533
Singapore Telecommunications, Ltd.	97,000	262,692
StarHub, Ltd.	112,000	288,228
United Overseas Bank, Ltd.	27,000	371,153
Yangzijiang Shipbuilding Holdings, Ltd.	39,000	30,414

		3,199,938

Spain — 1.0%
Amadeus IT Holding SA, Class A	6,764	271,317
Banco Bilbao Vizcaya Argentaria SA	71,115	590,273
Banco de Sabadell SA	60,763	112,156
Banco Popular Espanol SA	30,897	108,868
Banco Santander SA	146,869	801,941
Bankia SA	49,859	62,477
Bankinter SA	16,590	120,085
CaixaBank SA	49,624	181,776
Grifols SA	5,280	250,590
Industria de Diseno Textil SA	11,221	403,800
Mapfre SA	9,280	25,463
Red Electrica Corp. SA	3,426	293,923
Telefonica SA	60,355	744,492

		3,967,161

Sweden — 1.3%
Assa Abloy AB, Class B	16,308	346,847
Atlas Copco AB, Class A	11,320	303,448
Atlas Copco AB, Class B	6,591	163,079
Boliden AB	8,309	152,713
Electrolux AB, Series B	1,733	50,867
Elekta AB, Series B	4,373	36,351
Getinge AB, Class B	7,273	184,122
Hennes & Mauritz AB, Class B	6,555	243,131
Hexagon AB, Class B	3,839	139,311
Husqvarna AB, Class B	3,671	23,928
Industrivarden AB, Class C	6,942	124,325
Investment AB Kinnevik, Class B	1,954	60,109
Investor AB, Class B	16,914	644,616
Nordea Bank AB	21,036	233,109
Skandinaviska Enskilda Banken AB, Class A	39,212	416,991
Skanska AB, Class B	13,220	263,133
Svenska Handelsbanken AB, Class A	38,558	519,011
Swedbank AB, Class A	14,762	326,999
Tele2 AB, Class B	4,417	44,971
Telefonaktiebolaget LM Ericsson, Class B	32,965	321,078
TeliaSonera AB	29,848	146,506

		4,744,645

83

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Switzerland — 3.6%
ABB, Ltd.	28,594	$542,226
ACE, Ltd.	12,531	1,439,185
Actelion, Ltd.†	1,104	155,055
Aryzta AG	5,640	264,938
Baloise Holding AG	1,739	211,280
Coca-Cola HBC AG	11,386	276,261
Credit Suisse Group AG	16,169	347,629
EMS-Chemie Holding AG	880	358,808
Garmin, Ltd.#	5,490	207,796
Geberit AG	1,734	579,938
Julius Baer Group, Ltd.	5,010	239,775
LafargeHolcim, Ltd.†	3,424	183,039
Lonza Group AG†	1,793	283,367
Novartis AG	26,522	2,267,201
Pargesa Holding SA (BR)	6,739	423,460
Partners Group Holding AG	508	183,430
Roche Holding AG	8,304	2,223,601
Sika AG (BR)†	100	338,728
Sonova Holding AG	901	113,670
Sulzer AG	90	9,395
Swatch Group AG	670	235,609
Swiss Prime Site AG	12,310	920,693
Swiss Re AG	4,613	439,622
Swisscom AG	1,889	930,867
Zurich Insurance Group AG	1,749	460,518

		13,636,091

United Arab Emirates — 0.0%
Orascom Construction, Ltd.†	531	3,300

United Kingdom — 6.5%
3i Group PLC	53,962	408,392
Aberdeen Asset Management PLC	29,323	141,058
Admiral Group PLC	14,174	346,042
Aggreko PLC	10,084	152,634
Amec Foster Wheeler PLC	39,955	262,007
Antofagasta PLC	27,284	208,544
Aon PLC	3,253	308,189
ARM Holdings PLC	19,418	328,719
Ashtead Group PLC	11,268	185,830
Associated British Foods PLC	6,070	324,176
AstraZeneca PLC	17,563	1,190,984
Aviva PLC	63,892	492,205
British Land Co. PLC	35,934	451,362
BT Group PLC	105,153	786,232
Bunzl PLC	33,711	974,824
Burberry Group PLC	11,844	222,086
Capita PLC	35,704	684,002
Compass Group PLC	26,406	458,946
Croda International PLC	2,379	102,761
Direct Line Insurance Group PLC	85,325	529,196
Dixons Carphone PLC	22,950	167,536
easyJet PLC	2,334	58,107
Ensco PLC, Class A	4,809	82,330
Fresnillo PLC	14,506	156,209
GKN PLC	38,537	174,412
Hammerson PLC	52,725	484,792
Hargreaves Lansdown PLC	5,024	113,197
ICAP PLC	20,405	156,426
Inmarsat PLC	19,902	334,214
InterContinental Hotels Group PLC	9,335	359,359
Intertek Group PLC	10,773	458,687
Intu Properties PLC	104,195	507,662
Investec PLC	31,544	268,422
ITV PLC	67,535	275,646

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
Johnson Matthey PLC	6,307	$268,821
Kingfisher PLC	34,055	181,260
Land Securities Group PLC	21,000	389,342
Legal & General Group PLC	161,043	658,514
Liberty Global PLC, Class A†	5,281	223,967
London Stock Exchange Group PLC	1,859	74,196
Marks & Spencer Group PLC	31,390	237,564
Next PLC	4,336	517,211
Nielsen Holdings PLC	6,062	282,974
Old Mutual PLC	98,150	308,951
Pearson PLC	26,239	326,423
Persimmon PLC	8,221	237,108
Prudential PLC	35,454	822,050
Reckitt Benckiser Group PLC	8,884	833,585
RELX PLC	32,929	594,140
Rexam PLC	59,955	523,278
Royal Mail PLC	24,593	180,049
RSA Insurance Group PLC	57,944	383,898
Sage Group PLC	2,652	23,426
Schroders PLC	9,585	432,501
Segro PLC	54,440	361,749
Severn Trent PLC	9,541	323,606
Sky PLC	19,115	318,407
Smith & Nephew PLC	20,481	347,022
Smiths Group PLC	18,020	280,355
SSE PLC	15,309	330,636
Standard Chartered PLC	37,329	313,264
Standard Life PLC	77,875	488,502
Tate & Lyle PLC	34,732	308,628
Travis Perkins PLC	7,665	234,695
Tullow Oil PLC†	43,864	129,749
United Utilities Group PLC	43,128	627,791
Weir Group PLC	7,671	138,871
Whitbread PLC	4,680	320,568
WM Morrison Supermarkets PLC	83,780	192,426

		24,370,715

United States — 52.6%
3M Co.	5,723	896,107
Abbott Laboratories	16,100	723,212
AbbVie, Inc.	20,175	1,173,176
Activision Blizzard, Inc.	9,737	366,695
Adobe Systems, Inc.†	7,642	698,937
ADT Corp.#	4,910	174,158
Advance Auto Parts, Inc.	1,590	258,741
Aetna, Inc.	5,539	569,132
Affiliated Managers Group, Inc.†	2,068	366,512
Aflac, Inc.	9,919	647,116
Agilent Technologies, Inc.	2,604	108,899
Air Products & Chemicals, Inc.	7,143	977,805
Airgas, Inc.	2,828	390,830
Akamai Technologies, Inc.†	2,248	129,507
Albemarle Corp.	3,348	179,319
Alexion Pharmaceuticals, Inc.†	3,151	562,264
Alliance Data Systems Corp.†	801	229,767
Allstate Corp.	13,980	877,385
Alphabet, Inc., Class A†	4,082	3,113,954
Alphabet, Inc., Class C†	3,010	2,235,226
Altera Corp.	7,992	421,978
Amazon.com, Inc.†	4,951	3,291,425
American Airlines Group, Inc.	1,777	73,319
American Express Co.	15,233	1,091,292
American Tower Corp.	7,811	776,257
American Water Works Co., Inc.	1,233	71,218

84

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Ameriprise Financial, Inc.	4,466	$504,435
AmerisourceBergen Corp.	4,394	433,424
AMETEK, Inc.	4,930	278,348
Amgen, Inc.	9,758	1,572,014
Amphenol Corp., Class A	3,249	178,857
Anadarko Petroleum Corp.	8,297	496,990
Analog Devices, Inc.	7,494	461,855
ANSYS, Inc.†	4,693	437,435
Antero Resources Corp.†#	4,381	90,292
Anthem, Inc.	4,195	546,944
Apache Corp.	8,099	398,309
Applied Materials, Inc.	21,118	396,385
Archer-Daniels-Midland Co.	11,565	422,007
Arrow Electronics, Inc.†	1,257	71,096
Assurant, Inc.	2,981	254,935
AT&T, Inc.	13,245	445,959
Autodesk, Inc.†	2,812	178,478
Automatic Data Processing, Inc.	12,257	1,057,289
AutoNation, Inc.†	1,279	81,754
AvalonBay Communities, Inc.	1,148	208,695
Avery Dennison Corp.	3,669	242,007
Avon Products, Inc.#	16,336	56,359
B/E Aerospace, Inc.	4,255	196,666
Baker Hughes, Inc.	8,524	460,893
Ball Corp.	1,050	72,891
Bank of New York Mellon Corp.	21,716	952,029
Baxalta, Inc.	7,426	255,306
Baxter International, Inc.	7,426	279,589
BB&T Corp.	9,818	379,171
Bed Bath & Beyond, Inc.†	3,896	212,410
Berkshire Hathaway, Inc., Class B†	13,163	1,765,027
Best Buy Co., Inc.	4,707	149,588
Biogen, Inc.†	3,179	911,928
BioMarin Pharmaceutical, Inc.†	3,122	297,745
BlackRock, Inc.	2,225	809,277
BorgWarner, Inc.	4,190	178,871
Boston Scientific Corp.†	8,911	162,893
Bristol-Myers Squibb Co.	24,370	1,633,034
Broadcom Corp., Class A	10,163	555,205
C.H. Robinson Worldwide, Inc.	4,142	279,295
CA, Inc.	12,878	362,001
Cablevision Systems Corp., Class A	8,506	259,433
Cabot Oil & Gas Corp.	6,391	120,343
Calpine Corp.†	5,296	78,275
Cameron International Corp.†	5,747	392,463
Capital One Financial Corp.	8,990	705,805
Cardinal Health, Inc.	7,721	670,569
CarMax, Inc.†	2,030	116,319
Caterpillar, Inc.	4,114	298,882
CBRE Group, Inc., Class A†	5,334	199,865
CBS Corp., Class B	8,634	435,844
Celanese Corp., Series A	5,247	371,225
Celgene Corp.†	10,195	1,115,843
CenterPoint Energy, Inc.	9,924	168,212
CenturyLink, Inc.	11,855	319,255
Cerner Corp.†	6,248	372,381
CF Industries Holdings, Inc.	2,424	111,843
Charles Schwab Corp.	15,895	535,820
Charter Communications, Inc., Class A†#	1,485	278,230
Cheniere Energy, Inc.†	2,716	129,146
Chesapeake Energy Corp.#	10,364	54,618
Chipotle Mexican Grill, Inc.†	278	161,115
Chubb Corp.	1,992	260,016
Church & Dwight Co., Inc.	2,946	252,678

Security Description	Shares	Value (Note 2)

United States (continued)
Cigna Corp.	3,407	$459,877
Cimarex Energy Co.	1,884	224,234
Cincinnati Financial Corp.	7,048	430,703
Cintas Corp.	1,867	170,999
Cisco Systems, Inc.	79,008	2,152,968
CIT Group, Inc.	4,521	194,222
Citrix Systems, Inc.†	3,998	306,527
Clorox Co.	10,593	1,316,710
CME Group, Inc.	5,673	553,968
Coach, Inc.	5,861	186,204
Cobalt International Energy, Inc.†	5,085	37,476
Cognizant Technology Solutions Corp., Class A†	5,462	352,736
Colgate-Palmolive Co.	16,984	1,115,509
Columbia Pipeline Group, Inc.	10,764	206,346
Comcast Corp., Class A	29,997	1,825,617
Comcast Corp., Special Class A#	9,949	607,287
ConAgra Foods, Inc.	8,950	366,323
CONSOL Energy, Inc.#	3,081	24,278
Continental Resources, Inc.†	2,757	100,079
Cooper Cos., Inc.	450	65,813
Corning, Inc.	14,840	277,953
Costco Wholesale Corp.	10,103	1,630,826
Crown Castle International Corp.	8,215	705,751
CSX Corp.	17,593	500,169
Cummins, Inc.	3,570	358,321
CVS Health Corp.	11,987	1,127,857
D.R. Horton, Inc.	4,690	151,534
Danaher Corp.	15,390	1,483,442
DaVita HealthCare Partners, Inc.†	3,255	237,745
Deere & Co.	8,676	690,349
Delta Air Lines, Inc.	1,570	72,942
Devon Energy Corp.	6,615	304,356
Digital Realty Trust, Inc.	2,876	207,388
Discover Financial Services	5,813	329,946
DISH Network Corp., Class A†	5,080	318,567
Dollar General Corp.	3,107	203,229
Dollar Tree, Inc.†	4,673	352,625
Dover Corp.	9,002	593,232
Dr Pepper Snapple Group, Inc.	10,355	929,361
Dun & Bradstreet Corp.	2,788	300,519
Eaton Vance Corp.	7,373	264,838
eBay, Inc.†	15,885	470,037
Ecolab, Inc.	6,409	763,696
Edgewell Personal Care Co.	1,407	113,263
Edwards Lifesciences Corp.†	1,404	228,852
Electronic Arts, Inc.†	4,406	298,683
EMC Corp.	23,117	585,785
Emerson Electric Co.	22,504	1,125,200
Energen Corp.	614	36,404
EOG Resources, Inc.	4,095	341,646
EQT Corp.	4,034	230,825
Equifax, Inc.	1,078	120,197
Equinix, Inc.#	1,497	443,860
Equity Residential	4,349	347,137
Estee Lauder Cos., Inc., Class A	5,535	465,604
Eversource Energy	3,541	180,414
Expedia, Inc.	1,748	215,196
Expeditors International of Washington, Inc.	11,730	569,374
Express Scripts Holding Co.†	11,911	1,018,152
F5 Networks, Inc.†	1,441	148,423
Facebook, Inc., Class A†	22,956	2,392,933
Fastenal Co.#	8,190	332,350
FedEx Corp.	4,000	634,160
Fidelity National Information Services, Inc.	12,293	782,695

85

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Fifth Third Bancorp	15,741	$325,366
FireEye, Inc.†#	799	18,281
First Republic Bank	3,876	266,901
Fiserv, Inc.†	12,266	1,180,480
FleetCor Technologies, Inc.†	891	136,956
Flowserve Corp.	2,762	127,715
FMC Technologies, Inc.†	7,333	249,469
FNF Group	9,250	331,612
Ford Motor Co.	46,034	659,667
Franklin Resources, Inc.	7,712	323,287
Frontier Communications Corp.	22,451	112,030
GameStop Corp., Class A#	2,364	82,811
General Growth Properties, Inc.	7,155	182,238
General Mills, Inc.	28,063	1,620,919
Gilead Sciences, Inc.	18,697	1,981,134
Goldman Sachs Group, Inc.	5,138	976,323
Hanesbrands, Inc.	9,177	281,459
Harley-Davidson, Inc.#	4,728	231,294
Hartford Financial Services Group, Inc.	5,857	267,313
Hasbro, Inc.	5,283	386,134
HCA Holdings, Inc.†	3,556	242,021
HCP, Inc.	7,868	279,550
Helmerich & Payne, Inc.#	1,514	88,191
Hershey Co.	7,673	662,257
Hertz Global Holdings, Inc.†	8,163	129,465
Hewlett Packard Enterprise Co.	24,752	367,815
HollyFrontier Corp.	5,571	267,854
Home Depot, Inc.	14,037	1,879,274
Hormel Foods Corp.	107	8,016
Host Hotels & Resorts, Inc.#	16,843	279,594
HP, Inc.	24,752	310,390
Humana, Inc.	1,960	330,574
IHS, Inc., Class A†	4,024	496,199
Illinois Tool Works, Inc.	2,451	230,345
Illumina, Inc.†	1,489	273,827
Incyte Corp.†	1,725	197,064
Intel Corp.	61,653	2,143,675
Intercontinental Exchange, Inc.	3,137	815,118
International Flavors & Fragrances, Inc.#	1,823	218,778
International Paper Co.	7,172	300,005
Interpublic Group of Cos., Inc.	10,654	245,042
Intuit, Inc.	7,491	750,598
Intuitive Surgical, Inc.†	499	259,490
Iron Mountain, Inc.#	3,803	105,647
J.B. Hunt Transport Services, Inc.	3,516	275,092
Johnson & Johnson	44,881	4,543,752
Johnson Controls, Inc.	8,543	392,978
Juniper Networks, Inc.	6,594	198,677
Kansas City Southern	3,192	290,217
Kellogg Co.	15,556	1,069,786
Keurig Green Mountain, Inc.	1,514	79,334
KeyCorp	14,121	185,126
Kimberly-Clark Corp.	13,134	1,564,916
Kinder Morgan, Inc.	22,465	529,500
KLA-Tencor Corp.	4,540	301,774
Kohl’s Corp.	3,527	166,228
Kraft Heinz Co.	3,017	222,323
Kroger Co.	8,144	306,703
L Brands, Inc.	4,771	455,201
Lam Research Corp.	2,992	233,974
Lennar Corp., Class A	4,689	240,124
Level 3 Communications, Inc.†	4,959	252,066
Liberty Interactive Corp. QVC Group, Class A†	15,276	404,508
Liberty Media Corp., Class A†	1,975	80,007

Security Description	Shares	Value (Note 2)

United States (continued)
Liberty Media Corp., Class C†	3,950	$154,445
Lincoln National Corp.	4,513	248,170
Linear Technology Corp.	11,040	504,749
LinkedIn Corp., Class A†	1,066	259,155
LKQ Corp.†	10,988	324,036
Loews Corp.	3,862	146,331
Lowe’s Cos., Inc.	9,390	719,274
lululemon athletica, Inc.†#	2,020	96,596
M&T Bank Corp.	3,811	477,633
Macy’s, Inc.	6,279	245,383
ManpowerGroup, Inc.	3,503	316,251
Marathon Oil Corp.	8,032	140,640
Marathon Petroleum Corp.	6,919	404,139
Marriott International, Inc., Class A	2,741	194,364
Marsh & McLennan Cos., Inc.	7,787	430,621
Masco Corp.	5,662	169,350
MasterCard, Inc., Class A	14,855	1,454,602
Mattel, Inc.#	12,911	320,967
McCormick & Co., Inc.#	2,150	184,728
McDonald’s Corp.	8,965	1,023,444
McGraw Hill Financial, Inc.	4,248	409,805
McKesson Corp.	2,986	565,399
MDU Resources Group, Inc.	12,578	219,109
Mead Johnson Nutrition Co.	2,090	168,433
Medivation, Inc.†	1,848	78,133
MetLife, Inc.	15,977	816,265
Microchip Technology, Inc.#	7,794	376,294
Micron Technology, Inc.†	15,302	243,761
Microsoft Corp.	100,920	5,485,002
Mondelez International, Inc., Class A	44,156	1,927,851
Monster Beverage Corp.†	1,554	240,264
Moody’s Corp.	3,414	352,052
Mosaic Co.	4,581	144,943
Motorola Solutions, Inc.	5,584	400,820
Murphy Oil Corp.#	10,560	301,805
Nasdaq, Inc.	6,716	393,692
National Oilwell Varco, Inc.	13,658	509,990
Navient Corp.	14,800	176,268
NetApp, Inc.	7,429	227,773
Netflix, Inc.†	4,682	577,431
New York Community Bancorp, Inc.	12,075	198,030
Newell Rubbermaid, Inc.	7,862	351,117
Newmont Mining Corp.	15,048	277,034
News Corp., Class A	29,052	416,896
NIKE, Inc., Class B	10,355	1,369,759
Noble Energy, Inc.	9,481	347,668
Nordstrom, Inc.	3,335	187,794
Norfolk Southern Corp.	4,381	416,458
Northern Trust Corp.	5,252	393,585
Nucor Corp.	7,804	323,476
NVIDIA Corp.	10,317	327,255
Oceaneering International, Inc.	7,174	313,791
Omnicom Group, Inc.	11,877	877,948
ONEOK, Inc.	11,159	328,967
Oracle Corp.	40,001	1,558,839
PACCAR, Inc.	7,845	407,626
Palo Alto Networks, Inc.†	1,314	246,165
Parker-Hannifin Corp.	4,152	434,548
Paychex, Inc.	19,483	1,056,953
PayPal Holdings, Inc.†	15,885	560,105
People’s United Financial, Inc.#	22,008	368,634
Pepco Holdings, Inc.	17,991	461,829
PepsiCo, Inc.	15,660	1,568,506
Phillips 66	6,407	586,433

86

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Pioneer Natural Resources Co.	934	$135,196
Plum Creek Timber Co., Inc.	4,973	252,678
PNC Financial Services Group, Inc.	7,974	761,597
Polaris Industries, Inc.#	953	100,475
PPG Industries, Inc.	6,971	737,114
Priceline Group, Inc.†	616	769,292
Principal Financial Group, Inc.	9,465	487,069
Procter & Gamble Co.	30,021	2,246,772
Progressive Corp.	24,476	754,350
Prologis, Inc.	6,021	257,398
Prudential Financial, Inc.	8,857	766,573
Public Storage	1,999	479,880
PulteGroup, Inc.	3,103	60,446
PVH Corp.	1,783	162,770
QUALCOMM, Inc.	21,544	1,051,132
Quanta Services, Inc.†	5,024	110,779
Quest Diagnostics, Inc.	6,487	443,192
Rackspace Hosting, Inc.†	2,572	73,611
Range Resources Corp.#	4,214	120,436
Realogy Holdings Corp.†	2,403	99,268
Red Hat, Inc.†	2,648	215,574
Regeneron Pharmaceuticals, Inc.†	1,040	566,280
Regions Financial Corp.	20,245	205,284
Republic Services, Inc.	6,786	298,109
ResMed, Inc.	2,871	171,025
Robert Half International, Inc.	2,809	143,765
Rockwell Automation, Inc.	4,625	492,285
Roper Technologies, Inc.	2,293	443,673
Ross Stores, Inc.	5,034	261,818
Salesforce.com, Inc.†	5,625	448,256
SanDisk Corp.	3,681	271,915
SBA Communications Corp., Class A†	5,672	596,468
Scripps Networks Interactive, Inc., Class A	4,556	258,781
Sealed Air Corp.	2,660	120,658
Sempra Energy	4,130	409,820
ServiceNow, Inc.†	1,849	160,881
Sherwin-Williams Co.	1,094	302,021
Simon Property Group, Inc.	2,424	451,446
Sirius XM Holdings, Inc.†	20,878	85,809
Skyworks Solutions, Inc.#	2,800	232,456
Southwest Airlines Co.	3,337	153,102
Southwestern Energy Co.†	8,953	80,667
Spectra Energy Corp.	18,192	476,630
Sprint Corp.†#	13,103	47,826
St. Jude Medical, Inc.	6,999	441,637
Stanley Black & Decker, Inc.	3,498	381,842
Staples, Inc.	9,508	114,762
Starbucks Corp.	13,315	817,408
State Street Corp.	9,924	720,284
Stericycle, Inc.†#	2,256	272,344
Stryker Corp.	2,613	252,050
SunTrust Banks, Inc.	10,302	447,313
Symantec Corp.	14,541	284,713
Sysco Corp.	11,513	473,184
T-Mobile US, Inc.†	2,750	97,625
T. Rowe Price Group, Inc.	6,856	522,084
Target Corp.	4,611	334,297
TD Ameritrade Holding Corp.	8,363	306,337
Teradata Corp.†	4,578	136,928
Tesla Motors, Inc.†#	938	215,984
Tesoro Corp.	2,371	273,068
Texas Instruments, Inc.	9,961	578,933
Thermo Fisher Scientific, Inc.	8,190	1,133,496
Tiffany & Co.	3,930	313,142

Security Description	Shares	Value (Note 2)

United States (continued)
Time Warner Cable, Inc.	4,313	$796,913
Time Warner, Inc.	13,219	925,066
TJX Cos., Inc.	13,325	940,745
Toll Brothers, Inc.†	3,872	143,961
Torchmark Corp.#	13,741	832,979
Total System Services, Inc.	12,039	673,702
Towers Watson & Co., Class A	2,095	281,798
TransDigm Group, Inc.†	831	194,978
Travelers Cos., Inc.	9,938	1,138,597
Trimble Navigation, Ltd.†	10,103	231,359
TripAdvisor, Inc.†	1,442	118,778
Twenty-First Century Fox, Inc., Class A	21,097	622,572
Twitter, Inc.†#	4,333	110,058
Tyson Foods, Inc., Class A#	1,825	91,250
Ulta Salon Cosmetics & Fragrance, Inc.†	1,451	242,317
Under Armour, Inc., Class A†#	2,238	192,960
Union Pacific Corp.	14,034	1,178,154
United Continental Holdings, Inc.†	1,548	86,270
United Parcel Service, Inc., Class B	5,144	529,883
United Rentals, Inc.†	1,715	134,919
UnitedHealth Group, Inc.	12,277	1,383,741
Universal Health Services, Inc., Class B	2,540	308,661
US Bancorp	30,198	1,325,390
Valero Energy Corp.	4,416	317,334
Vantiv, Inc., Class A†	3,592	189,334
Varian Medical Systems, Inc.†	3,147	254,215
Ventas, Inc.	5,335	284,569
VEREIT, Inc.	20,508	170,832
Verisk Analytics, Inc.†	6,616	495,869
Vertex Pharmaceuticals, Inc.†	2,872	371,522
VF Corp.	5,769	373,254
Viacom, Inc., Class B	7,902	393,441
Visa, Inc., Class A	27,304	2,157,289
VMware, Inc., Class A†	1,751	107,529
Voya Financial, Inc.	5,683	231,298
Vulcan Materials Co.	3,165	324,951
Walgreens Boots Alliance, Inc.	10,661	895,844
Walt Disney Co.	21,553	2,445,619
Waste Management, Inc.	7,537	405,264
WEC Energy Group, Inc.	6,906	340,604
Welltower, Inc.	4,073	257,373
Western Digital Corp.	2,061	128,627
Western Union Co.	11,620	219,153
Whirlpool Corp.#	1,050	170,646
Whiting Petroleum Corp.†	3,366	55,573
Whole Foods Market, Inc.	6,926	201,893
Williams Cos., Inc.	15,656	572,383
Workday, Inc., Class A†	592	49,556
WR Berkley Corp.	7,712	429,250
WW Grainger, Inc.#	1,740	348,940
Wyndham Worldwide Corp.	2,118	160,799
Xerox Corp.	22,329	235,571
Xylem, Inc.	2,072	77,327
Yahoo!, Inc.†	12,184	411,941
Yum! Brands, Inc.	5,094	369,366
Zimmer Biomet Holdings, Inc.	2,580	260,606
Zoetis, Inc.	8,528	398,258

		198,820,746

Total Common Stocks
(cost $357,157,055)		367,521,478

87

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

RIGHTS — 0.0%
Australia — 0.0%
Transurban Group Expires 12/15/2015 (Strike price AUD 9.60)†	5,173	$2,245

Italy — 0.0%
UBI Bancat Expires 01/12/2016 (Strike price EUR 7.29)†	14,564	0

Spain — 0.0%
Telefonica SA Expires 12/08/2015†	60,355	21,872

United Kingdom — 0.0%
Standard Chartered PLC Expires 12/10/2015 (Strike price GBP 4.65)†	10,665	14,618

Total Rights
(cost $22,170)		38,735

Total Long-Term Investment Securities
(cost $357,179,225)		367,560,213

SHORT-TERM INVESTMENT SECURITIES — 3.6%
Registered Investment Companies — 1.1%
State Street Navigator Securities Lending Prime Portfolio 0.24%(3)(5)	4,166,169	4,166,169

Time Deposits — 2.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2015	$8,324,000	8,324,000

U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.00% due 12/17/2015(4)	1,125,000	1,124,974

Total Short-Term Investment Securities
(cost $13,615,169)		13,615,143

TOTAL INVESTMENTS
(cost $370,794,394)(6)	100.9%	381,175,356
Liabilities in excess of other assets	(0.9)	(3,366,352)

NET ASSETS	100.0%	$377,809,004

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2015, the aggregate value of these securities was $19,184 representing 0.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At November 30, 2015, the aggregate value of these securities was $7,989 representing 0.0% of net assets.
(3)	At November 30, 2015, the Fund had loaned securities with a total value of $7,017,290. This was secured by collateral of $4,166,169, which was received in cash and subsequently invested in short-term investments currently valued at $4,166,169 as reported in the Portfolio of Investments. Additional collateral of $3,010,671 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
Federal National Mtg. Assoc.	0.75%	04/20/2017	$374,973
United States Treasury Bills	0.00%	12/10/2015 to 07/21/2016	237,981
United States Treasury Notes/Bonds	0.13% to 8.88%	01/15/2016 to 05/15/2045	2,397,717

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	The rate shown is the 7-day yield as of November 30, 2015.
(6)	See Note 5 for cost of investments on a tax basis.

BR—Bearer Shares

CVA—Certification Van Aandelen (Dutch Cert.)

FDR—Federal Depositary Receipt

RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR—Swedish Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2015	Unrealized Appreciation (Depreciation)
95	Long	S&P 500 E-Mini Index	December 2015	$9,214,335	$9,879,050	$664,715

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$8,259,021	$—	$0	$8,259,021
Portugal	419,248	—	7,989	427,237
Other Countries	358,835,220	—	—	358,835,220
Rights	38,735	—	—	38,735
Short-Term Investment Securities:
Registered Investment Companies	4,166,169	—	—	4,166,169
Other Short-Term Investment Securities	—	9,448,974	—	9,448,974

Total Investments at Value	$371,718,393	$9,448,974	$7,989	$381,175,356

88

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments:†
Futures Contracts	$664,715	$—	$—	$664,715

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $140,326,241 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

89

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Sovereign	17.2%
Diversified Banking Institutions	7.6
Medical — Drugs	5.6
Registered Investment Companies	5.6
Federal Home Loan Bank	5.0
Time Deposits	4.9
Foreign Government Obligations	4.4
Oil Companies — Integrated	3.8
Medical — Biomedical/Gene	2.6
Oil — Field Services	2.5
Auto — Cars/Light Trucks	2.4
Banks — Fiduciary	2.1
Cable/Satellite TV	1.9
Banks — Commercial	1.8
Insurance — Multi-line	1.8
Telecom Services	1.8
Applications Software	1.5
Electronic Components — Semiconductors	1.4
Insurance — Life/Health	1.4
Telephone — Integrated	1.4
Building Products — Cement	1.3
Retail — Drug Store	1.2
Medical — Generic Drugs	1.1
Medical Instruments	1.1
Chemicals — Diversified	1.0
Web Portals/ISP	1.0
Oil Companies — Exploration & Production	1.0
Food — Retail	0.8
U.S. Government Agencies	0.8
Cellular Telecom	0.8
Banks — Super Regional	0.8
Semiconductor Equipment	0.8
Diversified Manufacturing Operations	0.7
Tools — Hand Held	0.7
Enterprise Software/Service	0.7
Beverages — Non-alcoholic	0.7
Building & Construction Products — Misc.	0.6
Rubber — Tires	0.6
Retail — Major Department Stores	0.6
Aerospace/Defense	0.6
Photo Equipment & Supplies	0.6
Diversified Financial Services	0.6
Publishing — Newspapers	0.5
Medical — Wholesale Drug Distribution	0.5
Machinery — Electrical	0.5
Metal — Diversified	0.5
Retail — Building Products	0.5
Electronic Components — Misc.	0.5
Apparel Manufacturers	0.5
Airlines	0.5
Retail — Regional Department Stores	0.4
Miscellaneous Manufacturing	0.4
Insurance — Reinsurance	0.4
Transport — Services	0.4
Oil & Gas Drilling	0.4
Diagnostic Kits	0.3
Containers — Metal/Glass	0.3
Steel — Producers	0.3
Multimedia	0.3
Finance — Other Services	0.3
Auto/Truck Parts & Equipment — Original	0.3
Steel — Specialty	0.3
Semiconductor Components — Integrated Circuits	0.2
Networking Products	0.2
Diversified Operations	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
United States Treasury Notes	0.1

103.8%

Country Allocation*

United States	36.9%
United Kingdom	9.6
South Korea	7.5
Mexico	6.3
France	5.8
Japan	4.1
Germany	3.2
Ireland	3.0
Switzerland	2.9
Malaysia	2.4
Poland	2.3
China	2.3
Singapore	1.9
Netherlands	1.7
Indonesia	1.7
Brazil	1.6
Ukraine	1.3
Italy	1.2
Israel	1.1
Portugal	0.9
Spain	0.7
Philippines	0.6
Jersey	0.6
Hungary	0.6
Norway	0.6
Sweden	0.6
Bermuda	0.5
British Virgin Islands	0.5
Thailand	0.4
Luxembourg	0.3
Russia	0.3
Taiwan	0.2
Serbia	0.1
Slovenia	0.1

103.8%

*	Calculated as a percentage of net assets

90

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 63.7%
Bermuda — 0.5%
Kunlun Energy Co., Ltd.	1,564,000	$1,369,656
Noble Group, Ltd.#	3,109,500	936,895

		2,306,551

British Virgin Islands — 0.5%
Michael Kors Holdings, Ltd.†	49,730	2,139,385

China — 2.3%
China Life Insurance Co., Ltd.	680,000	2,337,282
China Telecom Corp., Ltd.	6,300,000	3,087,658
CRRC Corp., Ltd., Class H#	1,502,000	1,925,579
Sinopharm Group Co., Ltd.	576,800	2,421,482
Weichai Power Co., Ltd.#	846,000	867,446

		10,639,447

France — 5.8%
AXA SA	147,995	4,004,484
BNP Paribas SA	84,230	4,993,407
Cie de Saint-Gobain	68,730	3,037,555
Cie Generale des Etablissements Michelin	30,140	3,022,034
Credit Agricole SA	217,250	2,621,295
Sanofi	42,232	3,765,053
Technip SA	31,420	1,646,893
TOTAL SA	77,670	3,856,924

		26,947,645

Germany — 3.2%
Deutsche Boerse AG	16,830	1,443,699
Deutsche Lufthansa AG†#	142,140	2,037,164
HeidelbergCement AG	25,080	1,996,909
LANXESS AG#	30,070	1,531,336
Merck KGaA	34,840	3,568,380
METRO AG	57,570	1,919,655
Siemens AG ADR#	23,750	2,473,562

		14,970,705

Ireland — 2.6%
Allergan PLC†	18,405	5,777,146
CRH PLC	140,421	4,131,875
Medtronic PLC	29,730	2,239,858

		12,148,879

Israel — 1.1%
Teva Pharmaceutical Industries, Ltd. ADR	82,171	5,171,021

Italy — 1.2%
Eni SpA	168,822	2,750,447
UniCredit SpA	520,578	3,055,342

		5,805,789

Japan — 4.1%
Konica Minolta, Inc.	255,700	2,687,862
Nissan Motor Co., Ltd.#	479,600	5,121,317
SoftBank Group Corp.#	55,900	2,968,467
Suntory Beverage & Food, Ltd.	82,500	3,220,248
Toshiba Corp.†#	434,000	1,060,850
Toyota Motor Corp. ADR	31,123	3,872,324

		18,931,068

Jersey — 0.6%
Glencore PLC	749,180	1,091,217
Petrofac, Ltd.	156,220	1,941,083

		3,032,300

Luxembourg — 0.3%
Subsea 7 SA†#	162,780	1,295,227

Security Description	Shares	Value (Note 2)

Netherlands — 1.7%
Akzo Nobel NV	44,890	$3,192,888
ING Groep NV CVA	241,381	3,314,128
QIAGEN NV†	60,672	1,611,228

		8,118,244

Norway — 0.6%
Telenor ASA	148,762	2,593,328

Portugal — 0.4%
Galp Energia SGPS SA	169,130	1,799,451

Russia — 0.3%
MMC Norilsk Nickel PJSC ADR	87,679	1,185,858

Singapore — 1.0%
DBS Group Holdings, Ltd.	224,695	2,628,384
Singapore Telecommunications, Ltd.	816,000	2,209,862

		4,838,246

South Korea — 2.6%
Hana Financial Group, Inc.	68,042	1,498,270
Hyundai Mobis Co., Ltd.	6,516	1,403,862
KB Financial Group, Inc. ADR	38,288	1,157,063
POSCO ADR	40,515	1,475,151
Samsung Electronics Co., Ltd.	5,898	6,539,469

		12,073,815

Spain — 0.7%
Telefonica SA ADR#	261,902	3,213,538

Sweden — 0.6%
Getinge AB, Class B	101,630	2,572,852

Switzerland — 2.9%
ABB, Ltd.	120,120	2,277,826
ACE, Ltd.	16,077	1,846,444
Credit Suisse Group AG	126,100	2,711,116
Novartis AG	16,020	1,369,450
Roche Holding AG	13,960	3,738,135
Swiss Re AG	18,860	1,797,369

		13,740,340

Taiwan — 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	232,914	991,822

Thailand — 0.4%
Bangkok Bank PCL NVDR	448,000	2,093,750

United Kingdom — 9.6%
Aviva PLC	518,300	3,992,826
BAE Systems PLC	362,869	2,822,758
Barclays PLC	647,050	2,175,132
BP PLC	653,445	3,791,449
GlaxoSmithKline PLC	184,956	3,775,908
HSBC Holdings PLC	487,983	3,892,686
Kingfisher PLC	422,280	2,247,608
Lloyds Banking Group PLC	2,108,060	2,316,441
Marks & Spencer Group PLC	383,270	2,900,644
Noble Corp. PLC#	121,350	1,610,315
Rexam PLC	171,124	1,493,543
Royal Dutch Shell PLC, Class B	115,926	2,884,326
Sky PLC	240,080	3,999,122
Standard Chartered PLC	116,360	976,491
Tesco PLC†	816,540	2,056,209
Vodafone Group PLC ADR	116,076	3,895,511

		44,830,969

91

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(4)		Value (Note 2)

COMMON STOCKS (continued)
United States — 20.5%
Allegheny Technologies, Inc.		104,910	$1,329,210
Alphabet, Inc., Class A†		6,110	4,661,013
Amgen, Inc.		29,600	4,768,560
Apache Corp.		42,780	2,103,920
Applied Materials, Inc.		192,910	3,620,921
Baker Hughes, Inc.		42,880	2,318,522
Capital One Financial Corp.		47,900	3,760,629
Chesapeake Energy Corp.#		139,120	733,162
Chevron Corp.		30,030	2,742,340
Cisco Systems, Inc.		34,970	952,932
Citigroup, Inc.		97,990	5,300,279
Comcast Corp., Special Class A#		78,955	4,819,413
CVS Health Corp.		29,850	2,808,586
General Motors Co.		67,440	2,441,328
Gilead Sciences, Inc.		47,080	4,988,597
Halliburton Co.		102,010	4,065,098
Isis Pharmaceuticals, Inc.†		35,590	2,172,414
JPMorgan Chase & Co.		85,450	5,697,806
Knowles Corp.†#		132,970	2,190,016
Macy’s, Inc.		53,260	2,081,401
Merck & Co., Inc.		26,390	1,398,934
Microsoft Corp.		127,894	6,951,039
Morgan Stanley		92,930	3,187,499
News Corp., Class A		170,003	2,439,543
Oracle Corp.		83,060	3,236,848
Pfizer, Inc.		90,669	2,971,223
Stanley Black & Decker, Inc.		31,180	3,403,609
Twenty-First Century Fox, Inc., Class A		49,237	1,452,984
United Parcel Service, Inc., Class B		15,990	1,647,130
Voya Financial, Inc.		52,040	2,118,028
Walgreens Boots Alliance, Inc.		35,130	2,951,974

			95,314,958

Total Common Stocks
(cost $270,041,668)			296,755,188

FOREIGN GOVERNMENT OBLIGATIONS — 19.6%
Brazil — 1.6%
Brazil Letras do Tesouro Nacional Bills zero coupon due 01/01/2016	BRL	2,510,000	640,930
Brazil Letras do Tesouro Nacional Bills zero coupon due 07/01/2016	BRL	300,000	71,450
Brazil Letras do Tesouro Nacional Bills zero coupon due 10/01/2016	BRL	950,000	217,600
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2016(1)	BRL	1,268,769	333,753
Brazil Notas do Tesouro Nacional Bonds 6.00% due 08/15/2018(1)	BRL	4,548,935	1,167,905
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2045(1)	BRL	13,016,532	2,911,580
Brazil Notas do Tesouro Nacional 10.00% due 01/01/2017	BRL	8,345,000	2,132,690
Brazil Notas do Tesouro Nacional Notes 10.00% due 01/01/2021	BRL	600,000	132,192

			7,608,100

Hungary — 0.6%
Republic of Hungary Senior Bonds 5.75% due 06/11/2018(5)	EUR	845,000	1,001,008
Republic of Hungary Senior Bonds 6.25% due 01/29/2020		870,000	977,889

Security Description	Principal Amount(4)		Value (Note 2)

Hungary (continued)
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		$370,000	$423,650
Republic of Hungary Bonds 6.75% due 11/24/2017	HUF	94,730,000	353,990

			2,756,537

Indonesia — 1.6%
Republic of Indonesia Senior Notes 7.00% due 05/15/2022	IDR	63,000,000	4,186
Republic of Indonesia Senior Notes 8.25% due 07/15/2021	IDR	4,180,000,000	299,461
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	11,863,000,000	845,201
Republic of Indonesia Senior Notes 8.38% due 09/15/2026	IDR	1,582,000,000	112,404
Republic of Indonesia Senior Bonds 8.38% due 03/15/2034	IDR	8,380,000,000	579,974
Republic of Indonesia Senior Bonds 9.00% due 09/15/2018	IDR	2,780,000,000	203,068
Republic of Indonesia Senior Notes 9.00% due 03/15/2029	IDR	1,124,000,000	82,875
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	1,050,243
Republic of Indonesia Senior Bonds 11.50% due 09/15/2019	IDR	44,962,000,000	3,548,472
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	6,847,000,000	584,086
Republic of Indonesia Senior Bonds 12.90% due 06/15/2022	IDR	189,000,000	16,485

			7,326,455

Ireland — 0.4%
Republic of Ireland Bonds 5.40% due 03/13/2025	EUR	1,326,110	1,944,600

Malaysia — 1.8%
Government of Malaysia Senior Notes 3.17% due 07/15/2016	MYR	21,256,000	4,999,636
Government of Malaysia Senior Notes 3.39% due 03/15/2017	MYR	6,710,000	1,584,457
Government of Malaysia Senior Bonds 3.81% due 02/15/2017	MYR	4,215,000	999,660
Government of Malaysia Senior Notes 4.26% due 09/15/2016	MYR	2,560,000	608,598

			8,192,351

Mexico — 3.4%
United Mexican States Bonds 2.50% due 12/10/2020(1)	MXN	2,240,701	135,412

92

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
United Mexican States Bonds 3.50% due 12/14/2017(1)	MXN	4,299,143	$273,449
United Mexican States Bonds 4.00% due 06/13/2019(1)	MXN	2,873,243	184,915
United Mexican States Bonds 5.00% due 06/16/2016(1)	MXN	4,492,123	278,115
United Mexican States Bonds 5.00% due 06/15/2017	MXN	75,460,000	4,623,105
United Mexican States Senior Bonds 6.25% due 06/16/2016	MXN	9,217,000	563,654
United Mexican States Senior Bonds 7.25% due 12/15/2016	MXN	136,906,000	8,557,033
United Mexican States Bonds 7.75% due 12/14/2017	MXN	19,000,000	1,226,685

			15,842,368

Philippines — 0.5%
Republic of the Philippines Senior Notes 1.63% due 04/25/2016	PHP	42,660,000	902,270
Republic of the Philippines Senior Notes 7.00% due 01/27/2016	PHP	66,540,000	1,421,477

			2,323,747

Poland — 2.3%
Government of Poland Bonds 0.01% due 01/25/2016	PLN	14,052,000	3,469,960
Government of Poland FRS Bonds 1.79% due 01/25/2017	PLN	1,357,000	335,770
Government of Poland FRS Bonds 1.79% due 01/25/2021	PLN	1,376,000	334,070
Government of Poland Bonds 4.75% due 10/25/2016	PLN	17,245,000	4,387,076
Government of Poland Bonds 4.75% due 04/25/2017	PLN	30,000	7,743
Government of Poland Bonds 5.00% due 04/25/2016	PLN	9,015,000	2,260,973

			10,795,592

Portugal — 0.5%
Republic of Portugal Obrigacoes Do Tesouro Notes 3.88% due 02/15/2030(5)*	EUR	2,140,000	2,506,156
Republic of Portugal Obrigacoes Do Tesouro Senior Notes 4.95% due 10/25/2023(5)*	EUR	15,000	19,237
Republic of Portugal Obrigacoes Do Tesouro Senior Notes 5.65% due 02/15/2024(5)*	EUR	37,400	49,834

			2,575,227

Serbia — 0.1%
Republic of Serbia Senior Notes 5.25% due 11/21/2017*		270,000	280,557
Republic of Serbia Senior Notes 7.25% due 09/28/2021*		280,000	319,900

			600,457

Singapore — 0.9%
Republic of Singapore Senior Notes 1.13% due 04/01/2016	SGD	5,640,000	3,999,240

Security Description	Principal Amount(4)		Value (Note 2)

Slovenia — 0.1%
Republic of Slovenia Senior Notes 5.50% due 10/26/2022*		$490,000	$549,788

South Korea — 4.4%
Bank of Korea Senior Notes 1.56% due 10/02/2017	KRW	3,146,300,000	2,706,538
Bank of Korea Senior Notes 1.70% due 08/02/2017	KRW	617,100,000	532,243
Bank of Korea Senior Notes 2.46% due 08/02/2016	KRW	1,376,500,000	1,194,781
Bank of Korea Senior Notes 2.78% due 02/02/2016	KRW	297,530,000	257,427
Bank of Korea Senior Notes 2.79% due 06/02/2016	KRW	7,413,000,000	6,437,228
Bank of Korea Senior Notes 2.80% due 04/02/2016	KRW	2,468,200,000	2,139,569
Republic of South Korea Senior Notes 2.00% due 12/10/2017	KRW	2,294,600,000	1,990,313
Republic of South Korea Senior Notes 2.75% due 06/10/2016	KRW	4,727,600,000	4,104,951
Republic of South Korea Senior Notes 3.00% due 12/10/2016	KRW	1,545,600,000	1,351,805

			20,714,855

Ukraine — 1.3%
Government of Ukraine Senior Bonds 7.50% due 04/17/2023*		600,000	473,485
Government of Ukraine Senior Bonds 7.75% due 09/23/2020*		530,000	421,350
Government of Ukraine Senior Notes 7.80% due 11/28/2022*		1,280,000	1,005,211
Government of Ukraine Senior Notes 7.95% due 02/23/2021#*		770,000	605,971
Government of Ukraine Senior Notes 9.25% due 07/24/2017*		4,420,000	3,491,800

			5,997,817

Total Foreign Government Obligations
(cost $108,711,562)			91,227,134

U.S. GOVERNMENT TREASURIES — 0.1%
United States — 0.1%
United States Treasury Notes 4.50% due 05/15/2017 (cost $256,597)		243,000	255,995

RIGHTS — 0.0%
Switzerland — 0.0%
Credit Suisse Group AG† Expires 12/03/2015 (Strike price CHF 18.00)		126,100	77,215

93

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(4)		Value (Note 2)

RIGHTS (continued)
United Kingdom — 0.0%
Standard Chartered PLC† Expires 12/10/2015 (Strike price GBP 4.65)		33,246	$45,565

Total Rights
(cost $0)			122,780

Total Long-Term Investment Securities
(cost $379,009,827)			388,361,097

SHORT-TERM INVESTMENT SECURITIES — 20.4%
Foreign Government Obligations — 4.1%
Bank Negara Malaysia Monetary Notes
2.52% due 09/22/2016	MYR	780,000	178,896
2.70% due 05/12/2016	MYR	10,000	2,317
2.75% due 05/12/2016	MYR	630,000	145,956
2.97% due 04/29/2016	MYR	40,000	9,276
3.00% due 03/01/2016	MYR	170,000	39,596
3.04% due 04/19/2016	MYR	282,000	65,446
3.05% due 03/01/2016	MYR	90,000	20,963
3.05% due 05/03/2016	MYR	440,000	102,007
3.05% due 07/05/2016	MYR	670,000	154,602
3.05% due 07/19/2016	MYR	1,060,000	244,325
3.05% due 09/15/2016	MYR	450,000	103,267
3.05% due 10/06/2016	MYR	350,000	80,185
3.05% due 10/11/2016	MYR	1,420,000	325,191
3.05% due 10/18/2016	MYR	1,060,000	242,613
3.08% due 03/01/2016	MYR	970,000	225,930
3.08% due 06/07/2016	MYR	1,490,000	344,549
3.10% due 09/15/2016	MYR	200,000	45,896
3.11% due 09/15/2016	MYR	330,000	75,729

			2,406,744

Bank of Korea
1.48% due 01/05/2016	KRW	60,200,000	51,901
1.56% due 08/09/2016	KRW	1,285,000,000	1,108,563
1.61% due 11/09/2016	KRW	995,700,000	859,283

			2,019,747

Government of Malaysia
2.65% due 03/18/2016	MYR	120,000	27,915
2.70% due 05/06/2016	MYR	10,000	2,318
2.80% due 05/27/2016	MYR	40,000	9,257
2.80% due 12/11/2015	MYR	50,000	11,718
2.82% due 12/11/2015	MYR	180,000	42,184
2.88% due 01/22/2016	MYR	110,000	25,697
2.95% due 03/18/2016	MYR	10,000	2,326
2.99% due 03/18/2016	MYR	40,000	9,305
3.05% due 12/04/2015	MYR	700,000	164,139
3.05% due 01/22/2016	MYR	200,000	46,722
3.05% due 08/05/2016	MYR	410,000	94,385
3.25% due 01/22/2016	MYR	30,000	7,008

			442,974

Republic of Indonesia
6.19% due 02/04/2016	IDR	1,150,000,000	82,157
6.28% due 02/04/2016	IDR	460,000,000	32,863
6.44% due 01/07/2016	IDR	2,610,000,000	187,563

			302,583

Republic of the Philippines
1.04% due 02/03/2016	PHP	1,440,000	30,444
1.04% due 03/09/2016	PHP	9,510,000	200,807
1.12% due 02/03/2016	PHP	7,890,000	166,808
1.24% due 02/03/2016	PHP	2,020,000	42,706
1.26% due 08/03/2016	PHP	7,890,000	165,007
1.42% due 02/03/2016	PHP	6,430,000	135,941

Security Description	Principal Amount(4)		Value (Note 2)

Foreign Government Obligations (continued)
1.42% due 03/02/2016	PHP	4,870,000	$102,895
1.44% due 12/02/2015	PHP	8,560,000	181,587

			1,026,195

United Mexican States
3.15% due 12/24/2015	MXN	4,052,400	243,962
3.15% due 02/18/2016	MXN	2,264,900	135,649
3.15% due 03/03/2016	MXN	4,529,800	270,956
3.16% due 12/10/2015	MXN	3,241,900	195,393
3.16% due 02/18/2016	MXN	27,200	1,629
3.17% due 03/17/2016	MXN	647,100	38,653
3.20% due 12/10/2015	MXN	11,130,700	670,860
3.20% due 04/14/2016	MXN	103,700	6,176
3.21% due 01/07/2016	MXN	9,447,000	568,105
3.21% due 02/04/2016	MXN	1,870,300	112,214
3.22% due 04/28/2016	MXN	77,800	4,627
3.23% due 12/10/2015	MXN	313,000	18,865
3.23% due 02/18/2016	MXN	5,403,200	323,607
3.23% due 03/31/2016	MXN	18,551,200	1,106,531
3.24% due 04/28/2016	MXN	1,941,300	115,448
3.25% due 01/07/2016	MXN	268,900	16,171
3.26% due 12/10/2015	MXN	484,600	29,207
3.26% due 02/04/2016	MXN	2,807,200	168,426
3.27% due 02/04/2016	MXN	8,891,900	533,495
3.27% due 03/17/2016	MXN	3,241,900	193,649
3.27% due 04/14/2016	MXN	1,095,400	65,242
3.28% due 01/21/2016	MXN	7,023,500	421,891
3.32% due 12/24/2015	MXN	4,816,100	289,937
3.34% due 02/04/2016	MXN	231,300	13,878
3.34% due 03/03/2016	MXN	3,442,400	205,912
3.36% due 03/31/2016	MXN	6,325,700	377,312
3.37% due 04/14/2016	MXN	2,013,100	119,899
3.39% due 12/03/2015	MXN	2,890,600	174,319
3.39% due 01/07/2016	MXN	122,100	7,343
3.40% due 02/18/2016	MXN	5,418,100	324,499
3.41% due 04/28/2016	MXN	5,565,400	330,972
3.41% due 05/12/2016	MXN	1,855,200	110,194
3.41% due 05/26/2016	MXN	647,100	38,378
3.43% due 03/03/2016	MXN	105,600	6,317
3.43% due 10/13/2016	MXN	129,700	7,585
3.44% due 04/28/2016	MXN	2,436,800	144,915
3.45% due 01/07/2016	MXN	297,700	17,902
3.47% due 03/03/2016	MXN	4,033,900	241,293
3.47% due 03/31/2016	MXN	3,136,500	187,084
3.47% due 05/26/2016	MXN	7,420,500	440,098
3.48% due 02/04/2016	MXN	3,496,000	209,753
3.48% due 05/26/2016	MXN	7,420,500	440,098
3.48% due 08/18/2016	MXN	970,700	57,095
3.49% due 03/03/2016	MXN	866,700	51,843
3.49% due 06/23/2016	MXN	16,582,500	980,812
3.49% due 08/18/2016	MXN	647,100	38,061
3.50% due 02/18/2016	MXN	8,231,300	492,987
3.50% due 03/03/2016	MXN	2,417,000	144,576
3.50% due 05/26/2016	MXN	313,000	18,564
3.51% due 10/13/2016	MXN	198,000	11,580
3.53% due 02/18/2016	MXN	5,445,800	326,158
3.55% due 06/23/2016	MXN	5,926,100	350,513
3.57% due 03/03/2016	MXN	558,300	33,395
3.57% due 06/23/2016	MXN	4,052,400	239,689
3.60% due 03/03/2016	MXN	417,000	24,943
3.61% due 03/03/2016	MXN	894,900	53,530
3.63% due 05/26/2016	MXN	3,612,000	214,222
3.64% due 03/31/2016	MXN	186,100	11,100
3.66% due 03/03/2016	MXN	1,332,300	79,693

94

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Foreign Government Obligations (continued)
United Mexican States (continued)
3.67% due 03/03/2016	MXN	1,283,000	$76,744
3.63% due 06/23/2016	MXN	3,335,200	197,268
3.63% due 08/18/2016	MXN	9,995,900	587,939
3.67% due 03/31/2016	MXN	2,426,100	144,711

			13,063,867

Total Foreign Government Obligations
(cost $19,819,771)			19,262,110

Registered Investment Companies — 5.6%
State Street Navigator Securities Lending Prime Portfolio 0.24%(2)(3) (cost $25,815,499)		25,815,499	25,815,499

Time Deposits — 4.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2015 (cost $22,995,000)		22,995,000	22,995,000

U.S. Government Agencies — 5.8%
Federal Agricultural Mtg. Corp. Disc. Notes 0.00% due 12/01/2015		1	3
Federal Home Loan Bank Disc. Notes 0.00% due 12/01/2015		23,315,000	23,315,000
Federal Home Loan Mtg. Corp. Disc. Notes 1.08% due 12/01/2015		3,900,000	3,900,000

(cost $27,215,003)			27,215,003

Total Short-Term Investment Securities
(cost $95,845,273)			95,287,612

TOTAL INVESTMENTS
(cost $474,855,100)(6)		103.8%	483,648,709
Liabilities in excess of other assets		(3.8)	(17,758,912)

NET ASSETS		100.0%	$465,889,797

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2015, the aggregate value of these securities was $9,723,289 representing 2.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Principal amount of security is adjusted for inflation.
(2)	At November 30, 2015, the Fund had loaned securities with a total value of $24,832,396. This was secured by collateral of $25,815,499, which was received in cash and subsequently invested in short-term investments currently value at $25,815,499 as reported in the portfolio of investments.
(3)	The rate shown is the 7-day yield as of November 30, 2015.
(4)	Denominated in United States Dollar unless otherwise indicated.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2015, the Fund held the following restricted securities:

Description	Acquisition Date	Principal Amount		Acquisition Cost	Value	Value Per Share	% of Net Assets
Foreign Government Obligations
Republic of Hungary Senior Bonds 5.75% due 06/11/2018	02/17/2009	EUR	60,000	$6,142	$71,077	$1.18	0.02%
	02/18/2009		225,000	110,555	266,541	1.18	0.06
	02/23/2009		90,000	92,130	106,616	1.18	0.02
	02/24/2009		110,000	73,704	130,309	1.18	0.03
	02/25/2009		55,000	67,562	65,154	1.18	0.01
	03/02/2009		90,000	135,123	106,616	1.18	0.02
	03/03/2009		5,000	276,388	5,923	1.18	0.00
	03/05/2009		75,000	12,284	88,847	1.18	0.02
	03/12/2009		30,000	36,852	35,539	1.18	0.01
	03/18/2009		10,000	110,555	11,846	1.18	0.00
	03/24/2009		5,000	6,142	5,923	1.18	0.00
	03/31/2009		5,000	6,142	5,923	1.18	0.00
	04/02/2009		25,000	30,710	29,616	1.18	0.01
	06/04/2009		60,000	73,704	71,078	1.18	0.02

					1,001,008		0.22%
Republic of Portugal Obrigacoes Do Tesouro 3.88% due 02/15/2030	09/03/2014		2,140,000	2,799,425	2,506,156	1.17	0.54
Republic of Portugal Obrigacoes Do Tesouro 4.95% due 10/25/2023	07/11/2014		15,000	21,958	19,237	1.28	0.00
Republic of Portugal Obrigacoes Do Tesouro 5.65% due 02/15/2024	07/11/2014		37,400	56,981	49,834	1.33	0.01

					$3,576,235		0.77%

(6)	See Note 5 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

NVDR — Non-Voting Depositary Receipt

BRL — Brazilian Real

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

HUF — Hungarian Forint

IDR — Indonesian Rupiah

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

PHP — Philippine Peso

PJSC — Public Joint Stock Company

PLN — Polish Zloty

SGD — Singapore Dollar

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2015, and unless noted otherwise, the dates shown are the original maturity dates.

95

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	214,699	USD	245,150	02/26/2016	$17,722	$–
	EUR	3,325,400	USD	3,672,641	03/29/2016	146,571	–
	EUR	934,000	USD	1,035,587	03/30/2016	45,193	–

						209,486	–

Barclays Investments, Inc.	CLP	200,300,000	USD	280,532	12/02/2015	–	(1,323)
	EUR	2,317,000	USD	2,730,218	01/19/2016	278,498	–
	EUR	181,000	USD	211,245	01/21/2016	19,711	–
	EUR	664,629	USD	754,600	01/27/2016	51,173	–
	EUR	453,000	USD	497,593	02/08/2016	17,987	–
	EUR	1,629,000	USD	1,851,407	02/11/2016	126,580	–
	EUR	1,014,686	USD	1,157,889	02/26/2016	83,046	–
	EUR	709,208	USD	790,086	03/09/2016	38,557	–
	EUR	130,161	USD	139,290	03/16/2016	1,332	–
	EUR	54,521	USD	61,958	03/21/2016	4,161	–
	EUR	72,605	USD	78,008	03/23/2016	1,036	–
	EUR	131,194	USD	146,660	03/24/2016	7,572	–
	EUR	188,102	USD	205,402	04/01/2016	5,930	–
	EUR	453,864	USD	510,403	05/05/2016	28,587	–
	EUR	1,007,000	USD	1,085,838	05/12/2016	16,582	–
	EUR	214,240	USD	249,541	05/26/2016	21,956	–
	EUR	391,113	USD	435,416	10/27/2016	17,381	–
	JPY	24,850,000	USD	210,162	12/22/2015	8,158	–
	JPY	39,140,000	USD	333,126	01/15/2016	14,691	–
	JPY	116,230,000	USD	996,177	02/09/2016	50,085	–
	JPY	22,560,000	USD	191,151	02/25/2016	7,457	–
	JPY	45,070,000	USD	379,713	02/26/2016	12,725	–
	JPY	40,123,600	USD	336,421	03/09/2016	9,606	–
	JPY	557,000,000	USD	4,600,454	05/06/2016	55,542	–
	JPY	39,800,000	USD	335,003	10/13/2016	8,290	–
	USD	286,388	CLP	200,300,000	12/02/2015	–	(4,534)
	USD	111,415	CLP	77,400,000	12/04/2015	–	(2,522)
	USD	48,921	CLP	35,010,000	02/18/2016	–	(60)
	USD	278,059	CLP	200,300,000	02/25/2016	1,263	–

						887,906	(8,439)

Citibank N.A.	AUD	638,000	USD	449,458	05/19/2016	–	(8,219)
	EUR	1,203,000	USD	1,429,405	01/13/2016	156,666	–
	EUR	375,660	USD	445,326	01/15/2016	47,867	–
	EUR	795,744	USD	873,170	03/10/2016	29,914	–
	EUR	89,576	USD	95,981	03/16/2016	1,038	–
	EUR	157,344	USD	177,689	03/29/2016	10,850	–
	EUR	419,900	USD	465,997	04/08/2016	20,618	–
	EUR	735,500	USD	839,202	04/15/2016	58,899	–
	EUR	134,537	USD	148,560	07/28/2016	5,303	–
	EUR	685,000	USD	757,713	08/05/2016	28,090	–
	EUR	124,811	USD	137,086	08/10/2016	4,119	–
	JPY	38,770,000	USD	328,337	12/22/2015	13,178	–
	JPY	90,060,000	USD	757,513	02/16/2016	24,337	–
	JPY	32,100,000	USD	260,561	06/08/2016	–	(1,638)
	JPY	79,600,000	USD	641,547	06/10/2016	–	(8,689)
	JPY	72,889,000	USD	592,603	07/25/2016	–	(3,808)
	JPY	80,345,200	USD	653,399	08/08/2016	–	(4,363)
	USD	137,522	INR	9,291,000	12/11/2015	1,653	–
	USD	1,295,360	EUR	1,203,000	01/13/2016	–	(22,621)
	USD	470,146	CLP	327,410,000	02/08/2016	–	(12,697)

						402,532	(62,035)

Deutsche Bank AG	CLP	150,532,000	USD	211,704	12/02/2015	–	(119)
	EUR	2,501,000	USD	2,955,932	01/19/2016	309,514	–
	EUR	401,422	MYR	1,683,000	01/22/2016	–	(31,333)
	EUR	133,000	USD	144,810	01/22/2016	4,066	–
	EUR	316,000	USD	348,485	01/27/2016	14,038	–
	EUR	1,083,000	USD	1,235,649	01/29/2016	89,365	–
	EUR	1,190,000	USD	1,352,197	02/03/2016	92,486	–
	EUR	234,000	USD	257,891	03/29/2016	9,771	–
	EUR	36,531	USD	40,096	03/31/2016	1,359	–
	EUR	133,071	USD	144,093	04/13/2016	2,925	–
	EUR	6,500,000	USD	7,131,345	04/29/2016	232,338	–
	EUR	137,755	USD	147,340	05/19/2016	1,036	–
	EUR	344,183	MYR	1,491,000	07/20/2016	–	(20,871)
	EUR	120,000	USD	132,329	07/25/2016	4,566	–

96

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	EUR	501,100	MYR	2,164,000	07/27/2016	$–	$(32,257)
	EUR	80,784	USD	91,367	08/31/2016	5,234	–
	EUR	630,927	USD	715,471	10/11/2016	41,582	–
	EUR	2,960,031	MYR	14,333,653	10/17/2016	147,381	–
	EUR	746,000	USD	809,597	11/18/2016	11,482	–
	EUR	122,735	USD	132,561	11/28/2016	1,195	–
	JPY	43,140,000	USD	369,286	12/21/2015	18,620	–
	JPY	58,120,000	USD	470,379	01/22/2016	–	(2,539)
	JPY	762,755,000	USD	6,232,168	05/16/2016	6,467	–
	JPY	23,100,000	USD	187,582	06/13/2016	–	(1,138)
	JPY	43,210,000	USD	353,601	06/22/2016	470	–
	JPY	39,300,000	USD	330,892	10/13/2016	8,285	–
	JPY	686,286,000	USD	5,651,375	11/18/2016	8,997	–
	USD	217,595	CLP	150,532,000	12/02/2015	–	(5,772)
	USD	261,522	CLP	181,130,000	12/11/2015	–	(6,864)
	USD	92,237	CLP	64,045,000	12/17/2015	–	(2,246)
	USD	307,347	CLP	215,235,000	01/06/2016	–	(5,509)
	USD	82,000	INR	5,431,000	01/11/2016	–	(1,073)
	USD	996,194	INR	65,614,000	01/20/2016	–	(19,990)
	USD	92,268	CLP	63,250,000	01/21/2016	–	(3,719)
	USD	161,125	INR	10,622,000	01/25/2016	–	(3,226)
	USD	38,272	CLP	26,660,000	01/26/2016	–	(969)
	USD	242,153	INR	15,966,000	01/27/2016	–	(4,894)
	USD	201,290	INR	13,258,000	01/28/2016	–	(4,306)
	USD	575,179	INR	37,942,150	01/29/2016	–	(11,542)
	USD	590,366	INR	39,235,750	02/08/2016	–	(8,504)
	USD	79,832	INR	5,308,000	02/10/2016	–	(1,141)
	USD	255,473	CLP	181,130,000	02/16/2016	–	(2,629)
	USD	469,739	INR	31,543,000	02/16/2016	–	(2,595)
	USD	216,649	CLP	156,410,000	02/29/2016	1,370	–
	USD	209,830	CLP	150,532,000	03/02/2016	–	(51)

						1,012,547	(173,287)

Goldman Sachs International	EUR	316,000	USD	347,440	01/27/2016	12,994	–
	EUR	849,000	USD	975,442	02/17/2016	76,342	–
	JPY	11,563,000	USD	97,648	01/08/2016	3,587	–
	JPY	45,170,000	USD	383,027	02/17/2016	15,292	–

						108,215	–

HSBC Bank PLC	EUR	372,921	USD	459,395	12/09/2015	65,347	–
	EUR	235,000	USD	266,899	02/10/2016	18,082	–
	EUR	1,658,596	KRW	2,228,406,400	03/31/2016	159,731	–
	EUR	1,191,787	MYR	5,686,371	04/15/2016	59,192	–
	EUR	1,058,658	USD	1,200,137	06/06/2016	75,109	–
	EUR	686,000	USD	757,275	08/05/2016	26,588	–
	JPY	48,100,000	USD	384,170	12/09/2015	–	(6,588)
	JPY	43,210,000	USD	369,474	12/21/2015	18,239	–
	JPY	67,990,000	USD	577,170	02/12/2016	23,709	–
	JPY	69,900,000	USD	563,869	06/10/2016	–	(7,130)
	JPY	78,700,000	USD	662,263	10/11/2016	16,284	–
	USD	591,834	INR	39,026,000	01/29/2016	–	(12,096)
	USD	317,816	INR	21,106,500	02/05/2016	–	(4,649)
	USD	799,967	INR	53,896,000	02/16/2016	–	(1,780)
	USD	933,638	MXN	14,850,450	03/11/2016	–	(43,688)

						462,281	(75,931)

JPMorgan Chase & Co.	AUD	2,775,000	USD	1,964,700	05/18/2016	–	(26,069)
	AUD	2,032,000	USD	1,430,528	05/19/2016	–	(27,152)
	AUD	5,929,000	USD	4,495,961	06/22/2016	248,865	–
	CLP	79,240,000	USD	110,516	12/01/2015	–	(988)
	EUR	2,598,945	MYR	11,097,756	01/14/2016	–	(154,133)
	EUR	2,711,072	USD	3,207,394	01/15/2016	339,003	–
	EUR	2,541,126	MYR	11,153,000	01/19/2016	–	(81,060)
	EUR	2,153,000	USD	2,544,092	01/19/2016	265,908	–
	EUR	375,660	USD	438,132	01/22/2016	40,597	–
	EUR	2,174,000	USD	2,544,947	01/25/2016	244,164	–
	EUR	491,952	MYR	2,164,000	07/29/2016	–	(22,602)
	EUR	686,000	USD	765,089	07/29/2016	34,598	–
	JPY	25,450,000	USD	215,795	01/15/2016	8,739	–
	JPY	52,770,000	USD	454,176	01/20/2016	24,808	–
	JPY	116,200,000	USD	996,100	02/08/2016	50,270	–
	JPY	116,480,000	USD	997,987	02/09/2016	49,859	–

97

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	JPY	67,952,000	USD	576,859	02/12/2016	$23,708	$–
	JPY	45,100,000	USD	380,599	02/16/2016	13,441	–
	JPY	45,120,000	USD	381,925	02/17/2016	14,596	–
	JPY	99,670,000	USD	838,818	04/20/2016	25,946	–
	JPY	64,760,000	USD	525,366	06/13/2016	–	(3,704)
	JPY	27,300,000	USD	222,480	06/16/2016	–	(577)
	JPY	112,000,000	USD	910,421	07/25/2016	–	(6,013)
	JPY	577,091,720	USD	4,880,000	09/26/2016	146,227	–
	JPY	52,770,000	USD	449,340	10/19/2016	16,047	–
	JPY	56,320,000	USD	462,090	11/14/2016	–	(871)
	MYR	389,000	USD	106,206	01/11/2016	15,213	–
	USD	114,088	CLP	79,240,000	12/01/2015	–	(2,585)
	USD	120,579	INR	8,121,000	12/03/2015	1,236	–
	USD	172,768	CLP	118,700,000	12/21/2015	–	(6,044)
	USD	105,235	MYR	389,000	01/11/2016	–	(14,242)
	USD	297,973	INR	19,581,000	01/19/2016	–	(6,598)
	USD	70,035	CLP	48,385,000	01/28/2016	–	(2,349)
	USD	247,283	INR	16,267,000	01/29/2016	–	(5,634)
	USD	121,914	INR	8,121,000	02/09/2016	–	(1,501)
	USD	2,031,177	INR	136,048,250	02/22/2016	–	(18,385)
	USD	76,190	INR	5,104,000	02/23/2016	–	(691)
	USD	220,947	CLP	159,825,000	02/25/2016	1,932	–

						1,565,157	(381,198)

Morgan Stanley and Co, Inc.	CLP	250,640,000	USD	349,568	12/02/2015	–	(3,124)
	EUR	138,000	USD	148,629	05/16/2016	2,079	–
	EUR	118,000	USD	127,323	11/25/2016	1,042	–
	USD	357,012	CLP	250,640,000	12/02/2015	–	(4,321)
	USD	105,602	CLP	74,690,000	01/19/2016	–	(1,012)
	USD	94,143	CLP	65,045,000	01/22/2016	–	(3,090)
	USD	347,628	CLP	250,640,000	01/25/2016	3,110	–
	USD	151,470	CLP	105,590,000	02/08/2016	–	(3,943)
	USD	105,285	CLP	74,690,000	02/16/2016	–	(1,023)
	USD	90,152	CLP	65,045,000	02/22/2016	584	–

						6,815	(16,513)

Standard Chartered Bank	EUR	195,111	USD	241,025	12/09/2015	34,861	–
	EUR	3,447,257	USD	4,094,480	01/13/2016	447,384	–
	EUR	1,210,000	USD	1,376,405	02/16/2016	95,040	–
	EUR	686,000	USD	755,492	04/29/2016	27,381	–
	EUR	1,333,312	USD	1,553,122	08/26/2016	131,808	–
	JPY	116,210,000	USD	996,015	02/08/2016	50,103	–

						786,577	–

UBS AG	EUR	974,000	USD	1,042,794	05/19/2016	8,349	–

Net Unrealized Appreciation(Depreciation)						$5,449,865	$(717,403)

Currency Legend

AUD—Australian Dollar

CLP—Chielean Peso

EUR—Euro Dollar

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malasian Ringgit

USD—United States Dollar

98

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$296,755,188	$—	$—	$296,755,188
Foreign Government Obligations	—	91,227,134	—	91,227,134
U.S. Government Treasuries	—	255,995	—	255,995
Rights	122,780	—	—	122,780
Short-Term Investment Securities:
Registered Investment Companies	25,815,499	—	—	25,815,499
Other Short-Term Investment Securities	—	69,472,113	—	69,472,113

Total Investments at Value*	$322,693,467	$160,955,242	$—	$483,648,709

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$5,449,865	$—	$5,449,865

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$717,403	$—	$717,403

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $160,834,924 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

99

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	28.9%
United States Treasury Notes	19.6
Federal Home Loan Mtg. Corp.	17.5
United States Treasury Bonds	9.7
Repurchase Agreements	7.3
Government National Mtg. Assoc.	4.9
Federal Farm Credit Bank	3.2
Diversified Financial Services	2.4
Sovereign Agency	1.3
Insurance — Reinsurance	0.9
Multimedia	0.4
Pipelines	0.4
Diversified Banking Institutions	0.4
Oil Companies — Exploration & Production	0.3
Cable/Satellite TV	0.3
Computers	0.3
Retail — Drug Store	0.2
Medical Instruments	0.2
Banks — Commercial	0.2
Oil Companies — Integrated	0.2
Electric — Integrated	0.2
Chemicals — Diversified	0.2
Insurance — Life/Health	0.1
Networking Products	0.1
Auto/Truck Parts & Equipment — Original	0.1
Cosmetics & Toiletries	0.1
Telephone — Integrated	0.1
Metal — Copper	0.1
Medical — Biomedical/Gene	0.1
Medical — Generic Drugs	0.1
Insurance — Property/Casualty	0.1
Transport — Rail	0.1
Finance — Credit Card	0.1

100.1%

Credit Quality Allocation†#

Aaa	88.8%
Aa	5.7
A	1.5
Baa	2.3
Not Rated@	1.7

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

100

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 2.4%
Diversified Financial Services — 2.4%
A10 Securitization LLC Series 2015-1,Class A1 2.10% due 04/15/2034*(1)	$510,000	$506,971
Barclays Commercial Mtg. Securities Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(1)	484,638	474,934
Commercial Mtg. Pass Through Certs. VRS Series 2012-CR2, Class XA 1.99% due 08/15/2045(1)(2)	932,508	81,715
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	240,163	249,529
Eleven Madison Trust 2015-11MD Mtg. Trust VRS Series 2015-11MD, Class A 3.67% due 09/10/2035*(1)	398,000	407,065
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	455,000	447,096
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	701,000	696,304
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	226,534
Wells Fargo Resecuritization Trust Series 2012-IO, Class A 1.75% due 08/20/2021*(1)	48,140	48,140
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	336,051

Total Asset Backed Securities
(cost $3,473,669)		3,474,339

U.S. CORPORATE BONDS & NOTES — 4.7%
Auto/Truck Parts & Equipment - Original — 0.1%
Johnson Controls, Inc. Senior Notes 5.00% due 03/30/2020	200,000	216,202

Cable/Satellite TV — 0.3%
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	200,000	219,847
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.95% due 01/15/2025	171,000	170,941

		390,788

Chemicals - Diversified — 0.2%
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	200,000	239,064

Computers — 0.3%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	227,000	221,748
Apple, Inc. Senior Notes 2.85% due 05/06/2021	151,000	154,948

		376,696

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co. Senior Notes 1.90% due 11/01/2019	176,000	177,150

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions — 0.4%
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	$162,000	$174,955
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	200,000	217,127
Morgan Stanley Senior Notes 3.80% due 04/29/2016	200,000	202,465

		594,547

Electric - Integrated — 0.2%
San Diego Gas & Electric Co. 1st. Mtg. Bonds 6.00% due 06/01/2026	200,000	247,755

Finance - Credit Card — 0.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	103,143

Insurance - Life/Health — 0.1%
Jackson National Life Global Funding Senior Sec. Notes 1.88% due 10/15/2018*	225,000	224,686

Insurance - Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	125,000	124,668

Insurance - Reinsurance — 0.9%
Berkshire Hathaway Finance Corp. Company Guar. Notes 0.95% due 08/15/2016	1,250,000	1,252,593

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	250,000	253,802

Medical - Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	144,576

Metal - Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 2.38% due 03/15/2018	185,000	157,330

Multimedia — 0.3%
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	500,000	495,263

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 4.95% due 02/15/2019	200,000	219,888

Oil Companies - Exploration & Production — 0.3%
CNOOC Finance 2015 USA LLC Company Guar. Notes 3.50% due 05/05/2025	402,000	387,800
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	116,000	109,902

		497,702

101

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines — 0.4%
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	$190,000	$190,239
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	119,531
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	124,392
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	171,000	163,362

		597,524

Retail - Drug Store — 0.2%
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	325,000	318,813

Telephone - Integrated — 0.1%
Verizon Communications, Inc. Senior Notes 2.50% due 09/15/2016	110,000	111,265

Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	86,190
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	21,853

		108,043

Total U.S. Corporate Bonds & Notes
(cost $6,836,175)		6,851,498

FOREIGN CORPORATE BONDS & NOTES — 0.6%
Banks - Commercial — 0.2%
Australia & New Zealand Banking Group Bonds 2.40% due 11/23/2016*	250,000	253,426

Medical - Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	126,000	127,414

Multimedia — 0.1%
Thomson Reuters Corp. Company Guar. Notes 6.50% due 07/15/2018	200,000	221,700

Oil Companies - Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	250,000	252,290

Telephone - Integrated — 0.0%
Nippon Telegraph & Telephone Corp. General Refunding Mtg. Notes 1.40% due 07/18/2017	60,000	59,947

Total Foreign Corporate Bonds & Notes
(cost $902,144)		914,777

U.S. GOVERNMENT AGENCIES — 55.8%
Federal Farm Credit Bank — 3.2%
3.35% due 10/21/2025	1,500,000	1,589,391
4.88% due 12/16/2015	2,000,000	2,004,024
4.88% due 01/17/2017	1,000,000	1,045,897

		4,639,312

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. — 17.5%
2.40% due 12/01/2035 FRS	$20,790	$22,212
3.00% due 11/01/2042	1,607,013	1,615,721
3.50% due 06/01/2033	2,386,150	2,505,422
4.50% due 09/01/2019	57,778	59,827
4.50% due 09/01/2039	1,056,594	1,141,564
4.50% due 11/01/2039	467,695	505,272
4.50% due 02/01/2040	672,072	726,152
4.50% due 04/01/2040	57,204	61,807
4.50% due 06/01/2040	176,992	191,229
4.50% due 08/01/2040	723,104	781,696
4.50% due 03/01/2041	2,108,495	2,279,728
4.50% due 04/01/2041	294,037	317,727
4.50% due 06/01/2041	510,846	552,199
5.00% due 12/14/2018	1,000,000	1,106,851
5.00% due 10/01/2034	25,262	27,667
5.50% due 12/01/2036	23,745	26,337
6.00% due 11/01/2033	80,716	92,616
6.50% due 02/01/2032	47,029	54,628
8.00% due 02/01/2030	3,409	3,540
8.00% due 08/01/2030	308	370
8.00% due 06/01/2031	2,625	3,029
Federal Home Loan Mtg. Corp. STRIPS Series 264, Class 30 3.00% due 07/15/2042 (3)	1,553,485	1,561,426
Federal Home Loan Mtg. Corp. REMIC(3)
Series 4150, Class GE
2.00% due 01/15/2033	2,161,272	2,138,049
Series 4186, Class JE
2.00% due 03/15/2033	555,590	547,889
Series 3981, Class PA
3.00% due 04/15/2031	486,581	494,061
Series 4150, Class IG
3.00% due 01/15/2033(2)	7,005,160	779,410
Series 4365, Class HZ
3.00% due 01/15/2040	728,531	670,986
Series 4057, Class WY
3.50% due 06/15/2027	1,000,000	1,057,652
Series 3813, Class D
4.00% due 02/15/2026	1,000,000	1,093,267
Series 3917, Class B
4.50% due 08/15/2026	465,000	517,763
Series 3927, Class AY
4.50% due 09/15/2026	1,494,968	1,648,232
Series 3786, Class PB
4.50% due 07/15/2040	1,000,000	1,085,397
Series 4039, Class SA
6.30% due 05/15/2042 FRS(2)(4)	961,508	194,779
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K049, Class A2
3.01% due 07/25/2025(1)	430,000	436,219
Series K048, Class A2
3.28% due 06/25/2025 VRS(1)	1,000,000	1,033,406

		25,334,130

Federal National Mtg. Assoc. — 28.9%
zero coupon due 10/09/2019	4,250,000	3,931,203
1.87% due 01/01/2036 FRS	14,332	14,902
1.95% due 02/01/2035 FRS	5,892	6,194
2.58% due 11/01/2034 FRS	25,063	26,744

102

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
2.81% due 04/01/2025	$800,000	$797,700
4.00% due 09/01/2040	193,237	205,481
4.00% due 10/01/2040	191,860	204,010
4.00% due 12/01/2040	231,903	246,631
4.00% due 01/01/2041	513,404	545,973
4.00% due 02/01/2041	2,272,877	2,417,026
4.00% due 03/01/2041	3,037,404	3,230,228
4.00% due 06/01/2042	1,735,675	1,858,181
5.00% due 02/01/2019	62,209	64,488
5.00% due 12/01/2036	43,379	47,823
5.50% due 12/01/2033	49,019	55,268
5.50% due 10/01/2034	33,517	37,415
6.00% due 08/25/2037 STRIPS(2)(3)	401,274	83,509
6.50% due 02/01/2017	3,357	3,417
6.50% due 07/01/2032	9,947	11,529
7.00% due 09/01/2031	22,139	24,807
Federal National Mtg. Assoc.
Series 2015-M13, Class A2
2.80% due 06/25/2025 VRS(1)	515,000	511,963
Series 2014-M13, Class A2
3.02% due 08/25/2024 VRS(1)	1,273,000	1,299,493
Federal National Mtg. Assoc. REMIC(3)
Series 2002-34, Class AO
zero coupon due 05/18/2032(5)	482,738	445,464
Series 2013-15, Class DC
2.00% due 03/25/2033	1,491,521	1,476,297
Series 2011-126, Class EC
2.00% due 04/25/2040	792,897	786,229
Series 2012-38, Class PA
2.00% due 09/25/2041	3,398,175	3,276,596
Series 2013-23, Class KJ
2.25% due 05/25/2042	2,346,788	2,324,431
Series 2012-93, Class ME
2.50% due 01/25/2042	3,521,877	3,575,479
Series 2013-73, Class TD
2.50% due 09/25/2042	1,119,908	1,118,623
Series 2013-100, Class DE
3.00% due 11/25/2030	4,617,359	4,715,743
Series 2011-145, Class PB
3.50% due 01/25/2032	2,500,000	2,602,679
Series 2012-50, Class VB
4.00% due 01/25/2029	1,355,000	1,436,457
Series 2012-47, Class VB
4.00% due 04/25/2031	2,000,000	2,140,684
Series 2004-90, Class GC
4.35% due 11/25/2034	891,974	928,154
Series 2010-117, Class DY
4.50% due 10/25/2025	974,930	1,068,020
Series 2010-134, Class MB
4.50% due 12/25/2040	250,000	282,804
Series 2007-116, Class PB
5.50% due 08/25/2035	132,608	148,975

		41,950,620

Government National Mtg. Assoc. — 4.9%
4.50% due 03/15/2038	64,003	69,423
4.50% due 03/15/2039	13,484	14,592
4.50% due 05/15/2039	369,762	400,084
4.50% due 06/15/2039	348,725	376,695
4.50% due 07/15/2039	464,194	501,788
4.50% due 09/15/2039	8,088	8,743
4.50% due 12/15/2039	189,312	204,366

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
4.50% due 04/15/2040	$199,766	$216,367
4.50% due 06/15/2040	623,972	674,526
4.50% due 08/15/2040	83,212	89,954
5.00% due 09/15/2035	2,711	3,024
5.00% due 02/15/2036	121,990	133,843
5.00% due 05/15/2036	6,747	7,406
6.00% due 01/15/2032	19,793	22,900
6.50% due 08/15/2031	59,942	68,690
7.50% due 02/15/2029	5,910	6,170
7.50% due 07/15/2030	408	460
7.50% due 01/15/2031	5,859	6,631
7.50% due 02/15/2031	1,403	1,408
Government National Mtg. Assoc. REMIC(3)
Series 2014-58, Class EP
4.00% due 04/20/2044	432,000	470,040
Series 2004-18, Class Z
4.50% due 03/16/2034	555,675	603,255
Series 2008-6, Class GL
4.50% due 02/20/2038	1,000,000	1,094,055
Series 2005-21, Class Z
5.00% due 03/20/2035	948,980	1,039,034
Series 2009-91, Class PR
5.00% due 09/20/2038	1,000,000	1,065,803

		7,079,257

Sovereign Agency — 1.3%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,000,000	1,828,164

Total U.S. Government Agencies
(cost $79,691,840)		80,831,483

U.S. GOVERNMENT TREASURIES — 29.3%
United States Treasury Bonds — 9.7%
zero coupon due 08/15/2024 STRIPS	2,040,000	1,665,527
2.00% due 01/15/2026 TIPS(6)	2,373,842	2,668,996
3.13% due 02/15/2043	1,000,000	1,027,539
3.75% due 08/15/2041	5,000,000	5,759,375
3.88% due 08/15/2040	2,500,000	2,929,200

		14,050,637

United States Treasury Notes — 19.6%
0.63% due 10/15/2016	5,000,000	4,997,850
0.63% due 05/31/2017	4,000,000	3,986,564
1.75% due 05/15/2023	8,000,000	7,833,128
2.00% due 02/15/2022	5,000,000	5,031,055
2.50% due 08/15/2023	3,000,000	3,094,806
2.63% due 08/15/2020	3,250,000	3,391,934

		28,335,337

Total U.S. Government Treasuries
(cost $41,097,240)		42,385,974

Total Long-Term Investment Securities
(cost $132,001,068)		134,458,071

REPURCHASE AGREEMENTS — 7.3%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/30/2015, to be repurchased 12/01/2015 in the amount $10,631,000 collateralized by $11,240,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $10,951,435 (cost $10,631,000)	10,631,000	10,631,000

TOTAL INVESTMENTS
(cost $142,632,068)(7)	100.1%	145,089,071
Liabilities in excess of other assets	(0.1)	(214,127)

NET ASSETS	100.0%	$144,874,944

103

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2015, the aggregate value of these securities was $3,870,736 representing 2.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)	Collateralized Mortgage Obligation
(4)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2015.
(5)	Principal Only
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

TIPS—Treasury Inflation Protected Securities

IO—Interest only

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2015 and, unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$3,474,339	$—	$3,474,339
U.S. Corporate Bonds & Notes	—	6,851,498	—	6,851,498
Foreign Corporate Bonds & Notes	—	914,777	—	914,777
U.S. Government Agencies	—	80,831,483	—	80,831,483
U.S. Government Treasuries	—	42,385,974	—	42,385,974
Repurchase Agreements	—	10,631,000	—	10,631,000

Total Investments at Value	$—	$145,089,071	$—	$145,089,071

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

104

VALIC Company I Growth Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	6.2%
Registered Investment Companies	6.0
Web Portals/ISP	5.2
Computers	4.9
Medical — Drugs	4.7
E-Commerce/Products	4.2
Finance — Credit Card	4.1
Aerospace/Defense	3.7
Internet Content — Entertainment	3.4
Beverages — Non-alcoholic	3.0
Cable/Satellite TV	2.2
Multimedia	2.1
Diversified Manufacturing Operations	1.9
Chemicals — Diversified	1.6
Retail — Auto Parts	1.6
Enterprise Software/Service	1.5
E-Commerce/Services	1.5
Applications Software	1.5
Pharmacy Services	1.4
Retail — Discount	1.4
Insurance — Life/Health	1.4
Tobacco	1.4
Real Estate Investment Trusts	1.3
Medical — Generic Drugs	1.2
Medical — Wholesale Drug Distribution	1.2
Airlines	1.2
Electronic Forms	1.2
Retail — Major Department Stores	1.1
Food — Retail	1.1
Time Deposits	1.1
Computer Services	1.1
Electronic Components — Semiconductors	1.0
Medical Instruments	1.0
Building — Heavy Construction	1.0
Retail — Apparel/Shoe	0.9
Oil Companies — Exploration & Production	0.8
Cosmetics & Toiletries	0.8
Medical Products	0.8
Coatings/Paint	0.8
Data Processing/Management	0.8
Transport — Rail	0.8
Vitamins & Nutrition Products	0.8
Semiconductor Components — Integrated Circuits	0.7
Exchange-Traded Funds	0.7
Banks — Commercial	0.7
Disposable Medical Products	0.7
Auto/Truck Parts & Equipment — Original	0.6
Telephone — Integrated	0.6
Oil — Field Services	0.6
Food — Misc./Diversified	0.6
Entertainment Software	0.6
Medical Information Systems	0.6
Internet Application Software	0.6
Internet Content — Information/News	0.5
Soap & Cleaning Preparation	0.5
Machinery — General Industrial	0.5
Retail — Restaurants	0.5
Networking Products	0.5
Radio	0.4
Instruments — Controls	0.4
Apparel Manufacturers	0.4
Retail — Building Products	0.4
Casino Hotels	0.4
Transport — Services	0.4
Instruments — Scientific	0.4
Building & Construction Products — Misc.	0.4
Retail — Drug Store	0.3
Real Estate Management/Services	0.3
Retail — Jewelry	0.3

Medical — HMO	0.3%
Audio/Video Products	0.3
Television	0.3
Commercial Services — Finance	0.2
Hotels/Motels	0.2
Investment Management/Advisor Services	0.2
Human Resources	0.2
Aerospace/Defense — Equipment	0.2
Electronic Design Automation	0.2
Industrial Gases	0.2
Auto — Heavy Duty Trucks	0.2
Tools — Hand Held	0.2
Poultry	0.2
Broadcast Services/Program	0.2
Finance — Investment Banker/Broker	0.2
Retail — Catalog Shopping	0.2
Computers — Memory Devices	0.2
Food — Dairy Products	0.2
Insurance — Reinsurance	0.1
Finance — Other Services	0.1
Athletic Footwear	0.1
Retail — Sporting Goods	0.1
Dialysis Centers	0.1
Auto — Cars/Light Trucks	0.1
Retail — Gardening Products	0.1
Retail — Perfume & Cosmetics	0.1
Diversified Banking Institutions	0.1
Software Tools	0.1
Internet Security	0.1
Electric Products — Misc.	0.1
Commercial Services	0.1
Oil Companies — Integrated	0.1
Housewares	0.1
Office Supplies & Forms	0.1
Insurance — Property/Casualty	0.1
Financial Guarantee Insurance	0.1
Electronic Measurement Instruments	0.1
X-Ray Equipment	0.1
Office Automation & Equipment	0.1
Finance — Leasing Companies	0.1
Schools	0.1
Retail — Arts & Crafts	0.1
Shipbuilding	0.1
Retail — Video Rentals	0.1
Finance — Consumer Loans	0.1
Distribution/Wholesale	0.1
Rubber — Tires	0.1
Wireless Equipment	0.1
Rental Auto/Equipment	0.1
Retail — Regional Department Stores	0.1
Chemicals — Specialty	0.1
Retail — Bedding	0.1

105.8%

*	Calculated as a percentage of net assets

105

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.0%
Aerospace/Defense — 3.7%
Boeing Co.#	110,256	$16,036,735
General Dynamics Corp.	12,260	1,795,600
Lockheed Martin Corp.	77,092	16,895,483
Spirit AeroSystems Holdings, Inc., Class A†	33,038	1,732,843

		36,460,661

Aerospace/Defense - Equipment — 0.2%
Astronics Corp.†	11,960	462,732
B/E Aerospace, Inc.	28,334	1,309,598
Kaman Corp.	7,742	310,764

		2,083,094

Airlines — 1.2%
Alaska Air Group, Inc.	48,133	3,837,644
Delta Air Lines, Inc.	105,957	4,922,762
Southwest Airlines Co.	46,031	2,111,902
United Continental Holdings, Inc.†	16,501	919,601

		11,791,909

Apparel Manufacturers — 0.4%
Carter’s, Inc.	48,824	4,210,094

Applications Software — 1.5%
Citrix Systems, Inc.†	4,078	312,660
Intuit, Inc.	21,312	2,135,463
Microsoft Corp.	195,421	10,621,131
Salesforce.com, Inc.†	27,562	2,196,416

		15,265,670

Athletic Footwear — 0.1%
NIKE, Inc., Class B	10,952	1,448,731

Audio/Video Products — 0.3%
Harman International Industries, Inc.	25,233	2,603,036

Auto - Cars/Light Trucks — 0.1%
Maruti Suzuki India, Ltd.	12,500	854,212
Peugeot SA†	29,110	520,087

		1,374,299

Auto - Heavy Duty Trucks — 0.2%
PACCAR, Inc.	36,607	1,902,100

Auto/Truck Parts & Equipment - Original — 0.6%
Cooper-Standard Holding, Inc.†	991	73,275
Delphi Automotive PLC	18,660	1,639,841
Lear Corp.	8,565	1,078,333
Valeo SA	5,700	882,573
WABCO Holdings, Inc.†	23,953	2,574,468

		6,248,490

Banks - Commercial — 0.7%
Credicorp, Ltd.	4,677	493,938
Erste Group Bank AG†	36,240	1,111,923
Hang Seng Bank, Ltd.	22,700	411,346
HDFC Bank, Ltd.	48,190	780,164
Intesa Sanpaolo SpA	491,810	1,687,731
Skandinaviska Enskilda Banken AB, Class A	97,580	1,037,693
Zions Bancorporation	46,821	1,402,757

		6,925,552

Beverages - Non-alcoholic — 3.0%
Coca-Cola Co.	37,882	1,614,531
PepsiCo, Inc.	284,103	28,455,756

		30,070,287

Broadcast Services/Program — 0.2%
Scripps Networks Interactive, Inc., Class A	30,788	1,748,758

Security Description	Shares	Value (Note 2)

Building & Construction Products - Misc. — 0.4%
Fortune Brands Home & Security, Inc.	29,920	$1,644,702
Owens Corning	18,421	862,840
USG Corp.†	43,277	1,042,110

		3,549,652

Building Products - Cement — 0.0%
Continental Building Products, Inc.†	2,479	45,217

Building - Heavy Construction — 1.0%
SBA Communications Corp., Class A†	90,432	9,509,829

Cable/Satellite TV — 2.2%
Comcast Corp., Class A	325,081	19,784,430
Liberty Global PLC, Class A†	23,957	1,016,016
Liberty Global PLC, Class C†	23,947	981,827

		21,782,273

Casino Hotels — 0.4%
Las Vegas Sands Corp.#	89,226	3,931,298

Chemicals - Diversified — 1.6%
Dow Chemical Co.	179,553	9,360,098
LyondellBasell Industries NV, Class A	8,733	836,796
PPG Industries, Inc.	49,451	5,228,949
Symrise AG	9,290	628,771

		16,054,614

Chemicals - Specialty — 0.1%
Minerals Technologies, Inc.	1,821	112,064
Sensient Technologies Corp.	5,953	397,899

		509,963

Coatings/Paint — 0.8%
Sherwin-Williams Co.	28,671	7,915,203

Commercial Services — 0.1%
Wirecard AG#	21,930	1,074,283

Commercial Services - Finance — 0.2%
Global Payments, Inc.	23,042	1,632,526
PayPal Holdings, Inc.†	24,243	854,808

		2,487,334

Computer Services — 1.1%
Accenture PLC, Class A	28,820	3,090,080
Cognizant Technology Solutions Corp., Class A†	69,737	4,503,616
International Business Machines Corp.	21,079	2,938,834

		10,532,530

Computers — 4.9%
Apple, Inc.	409,821	48,481,824

Computers - Memory Devices — 0.2%
EMC Corp.	65,378	1,656,679

Consumer Products - Misc. — 0.0%
Central Garden & Pet Co., Class A†	7,274	114,856
Clorox Co.	956	118,831
Helen of Troy, Ltd.†	2,377	245,806

		479,493

Cosmetics & Toiletries — 0.8%
Estee Lauder Cos., Inc., Class A	85,560	7,197,307
Unicharm Corp.#	36,100	761,297

		7,958,604

Data Processing/Management — 0.8%
CSG Systems International, Inc.	9,717	347,189
Fiserv, Inc.†	77,813	7,488,723

106

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Data Processing/Management (continued)
Paychex, Inc.	797	$43,237

		7,879,149

Dialysis Centers — 0.1%
Fresenius Medical Care AG & Co. KGaA	17,145	1,416,557

Disposable Medical Products — 0.7%
C.R. Bard, Inc.	36,989	6,910,285

Distribution/Wholesale — 0.1%
HD Supply Holdings, Inc.†	18,250	577,248

Diversified Banking Institutions — 0.1%
Royal Bank of Scotland Group PLC†	281,977	1,284,248

Diversified Manufacturing Operations — 1.9%
3M Co.	76,750	12,017,515
Carlisle Cos., Inc.	18,400	1,627,480
Ingersoll-Rand PLC	23,450	1,375,812
Parker-Hannifin Corp.	32,431	3,394,228
Textron, Inc.	16,048	684,768

		19,099,803

E-Commerce/Products — 4.2%
Alibaba Group Holding, Ltd. ADR†	8,020	674,322
Amazon.com, Inc.†	57,484	38,215,363
eBay, Inc.†	84,071	2,487,661

		41,377,346

E-Commerce/Services — 1.5%
Expedia, Inc.	86,203	10,612,451
IAC/InterActiveCorp	13,023	817,714
TripAdvisor, Inc.†#	47,682	3,927,567

		15,357,732

Electric Products - Misc. — 0.1%
Nidec Corp.#	15,200	1,175,253

Electronic Components - Misc. — 0.0%
Gentex Corp.	10,842	181,441

Electronic Components - Semiconductors — 1.0%
Avago Technologies, Ltd.	4,892	638,161
Microsemi Corp.†	4,590	165,286
Skyworks Solutions, Inc.#	28,080	2,331,202
Xilinx, Inc.	144,011	7,155,906

		10,290,555

Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	91,013	2,029,590

Electronic Forms — 1.2%
Adobe Systems, Inc.†	126,700	11,587,982

Electronic Measurement Instruments — 0.1%
Keyence Corp.	1,700	921,397

Energy - Alternate Sources — 0.0%
SolarCity Corp.†#	10,120	291,051

Enterprise Software/Service — 1.5%
Oracle Corp.	394,349	15,367,781

Entertainment Software — 0.6%
Electronic Arts, Inc.†	82,609	5,600,064

Finance - Consumer Loans — 0.1%
LendingClub Corp.†#	53,550	643,671

Finance - Credit Card — 4.1%
Alliance Data Systems Corp.†	18,613	5,339,139
MasterCard, Inc., Class A	14,860	1,455,091

Security Description	Shares	Value (Note 2)

Finance - Credit Card (continued)
Visa, Inc., Class A#	425,416	$33,612,118

		40,406,348

Finance - Investment Banker/Broker — 0.2%
Charles Schwab Corp.	27,590	930,059
Interactive Brokers Group, Inc., Class A	9,630	417,557
Moelis & Co.	13,323	393,161

		1,740,777

Finance - Leasing Companies — 0.1%
ORIX Corp.	57,300	826,917

Finance - Other Services — 0.1%
Intercontinental Exchange, Inc.	5,333	1,385,727
MarketAxess Holdings, Inc.	690	73,678

		1,459,405

Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†	97,950	934,443

Firearms & Ammunition — 0.0%
Smith & Wesson Holding Corp.†	16,005	293,532

Food - Dairy Products — 0.2%
Dean Foods Co.#	32,087	601,952
WhiteWave Foods Co.†	22,843	928,111

		1,530,063

Food - Flour & Grain — 0.0%
Seaboard Corp.†	15	49,500

Food - Misc./Diversified — 0.6%
Cal-Maine Foods, Inc.#	28,462	1,551,463
ConAgra Foods, Inc.	76,603	3,135,361
Mondelez International, Inc., Class A	25,356	1,107,043

		5,793,867

Food - Retail — 1.1%
Carrefour SA	46,400	1,430,518
Jeronimo Martins SGPS SA	27,660	383,859
Kroger Co.	240,698	9,064,687

		10,879,064

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	13,350	403,170

Hotels/Motels — 0.2%
Accor SA	34,947	1,474,715
Whitbread PLC	14,030	961,018

		2,435,733

Housewares — 0.1%
Tupperware Brands Corp.#	17,231	978,204

Human Resources — 0.2%
Adecco SA	13,492	923,203
Capita PLC	58,646	1,123,515
Insperity, Inc.	3,282	141,651

		2,188,369

Industrial Audio & Video Products — 0.0%
GoPro, Inc., Class A†#	21,311	434,744

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	14,508	1,986,000

Instruments - Controls — 0.4%
Honeywell International, Inc.	28,452	2,957,586
Mettler-Toledo International, Inc.†	3,817	1,308,391

		4,265,977

107

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Instruments - Scientific — 0.4%
Thermo Fisher Scientific, Inc.	7,922	$1,096,405
Waters Corp.†	20,340	2,701,559

		3,797,964

Insurance - Life/Health — 1.4%
Aflac, Inc.	161,783	10,554,723
AIA Group, Ltd.	330,600	1,978,454
Prudential PLC	42,680	989,595

		13,522,772

Insurance - Property/Casualty — 0.1%
Admiral Group PLC	33,180	810,052
Heritage Insurance Holdings, Inc.†	6,278	141,004

		951,056

Insurance - Reinsurance — 0.1%
Essent Group, Ltd.†	59,930	1,481,470

Internet Application Software — 0.6%
Splunk, Inc.†#	69,384	4,128,348
Tencent Holdings, Ltd.	72,000	1,436,573

		5,564,921

Internet Content - Entertainment — 3.4%
Facebook, Inc., Class A†	304,449	31,735,764
Pandora Media, Inc.†#	164,732	2,273,301

		34,009,065

Internet Content - Information/News — 0.5%
LinkedIn Corp., Class A†	22,539	5,479,456

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	352	36,256

Internet Security — 0.1%
VeriSign, Inc.†#	13,239	1,184,096

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	7,642	863,164
Legg Mason, Inc.	34,675	1,538,876

		2,402,040

Machinery - General Industrial — 0.5%
Wabtec Corp.	65,189	5,222,943

Medical Information Systems — 0.6%
Cerner Corp.†	93,774	5,588,930

Medical Instruments — 1.0%
Boston Scientific Corp.†	40,210	735,039
Edwards Lifesciences Corp.†	5,641	919,483
Intuitive Surgical, Inc.†	14,031	7,296,401
St. Jude Medical, Inc.	11,882	749,754

		9,700,677

Medical Products — 0.8%
Becton Dickinson and Co.	12,240	1,839,060
Cooper Cos., Inc.	27,950	4,087,688
Stryker Corp.	20,807	2,007,043

		7,933,791

Medical - Biomedical/Gene — 6.2%
Alexion Pharmaceuticals, Inc.†	52,913	9,441,796
Amgen, Inc.	25,650	4,132,215
Biogen, Inc.†	48,194	13,824,931
Celgene Corp.†	40,241	4,404,377
Gilead Sciences, Inc.	169,427	17,952,485
Illumina, Inc.†#	12,782	2,350,610
Incyte Corp.†	34,696	3,963,671

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Regeneron Pharmaceuticals, Inc.†	9,000	$4,900,500
Vertex Pharmaceuticals, Inc.†	5,700	737,352

		61,707,937

Medical - Drugs — 4.7%
AbbVie, Inc.	58,273	3,388,575
Allergan PLC†	17,084	5,362,497
Bristol-Myers Squibb Co.	184,278	12,348,469
Eli Lilly & Co.	12,447	1,021,152
Jazz Pharmaceuticals PLC†	25,092	3,678,236
Johnson & Johnson	39,624	4,011,534
Merck & Co., Inc.	35,943	1,905,338
Pfizer, Inc.	202,553	6,637,662
Roche Holding AG	9,551	2,557,516
Shire PLC	24,360	1,704,551
UCB SA	7,630	681,356
Zoetis, Inc.	81,869	3,823,282

		47,120,168

Medical - Generic Drugs — 1.2%
Mylan NV†	6,867	352,277
Perrigo Co. PLC	42,495	6,348,328
Teva Pharmaceutical Industries, Ltd. ADR	83,497	5,254,466

		11,955,071

Medical - HMO — 0.3%
Aetna, Inc.	16,096	1,653,864
Cigna Corp.	4,631	625,092
UnitedHealth Group, Inc.	4,141	466,732

		2,745,688

Medical - Wholesale Drug Distribution — 1.2%
AmerisourceBergen Corp.	19,897	1,962,640
Cardinal Health, Inc.	99,652	8,654,776
McKesson Corp.	6,458	1,222,823

		11,840,239

Metal Processors & Fabrication — 0.0%
Mueller Industries, Inc.	8,692	273,711

Multimedia — 2.1%
Twenty-First Century Fox, Inc., Class A	32,592	961,790
Viacom, Inc., Class B	41,728	2,077,637
Walt Disney Co.	155,409	17,634,259

		20,673,686

Networking Products — 0.5%
Cisco Systems, Inc.	165,730	4,516,143

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	40,331	871,150

Office Furnishings - Original — 0.0%
Interface, Inc.	8,283	164,666

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	14,822	977,659

Oil Companies - Exploration & Production — 0.8%
Concho Resources, Inc.†#	45,377	4,966,059
Continental Resources, Inc.†	18,124	657,901
EOG Resources, Inc.	18,210	1,519,260
EQT Corp.	17,470	999,634

		8,142,854

Oil Companies - Integrated — 0.1%
TOTAL SA	21,494	1,067,346

108

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Refining & Marketing — 0.0%
Par Pacific Holdings, Inc.†	2,980	$74,649

Oil - Field Services — 0.6%
Halliburton Co.	123,811	4,933,868
Schlumberger, Ltd.	11,571	892,703

		5,826,571

Pharmacy Services — 1.4%
Express Scripts Holding Co.†	168,023	14,362,606

Poultry — 0.2%
Pilgrim’s Pride Corp.#	82,327	1,772,500

Racetracks — 0.0%
Churchill Downs, Inc.	1,258	184,863

Radio — 0.4%
Sirius XM Holdings, Inc.†#	1,073,891	4,413,692

Real Estate Investment Trusts — 1.3%
American Tower Corp.	16,584	1,648,118
Equinix, Inc.#	4,755	1,409,858
Lamar Advertising Co. Class A	30,744	1,795,757
Public Storage	4,770	1,145,086
Ryman Hospitality Properties, Inc.	2,095	113,842
Simon Property Group, Inc.	34,284	6,385,052

		12,497,713

Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	29,400	1,101,618
Four Corners Property Trust, Inc.†	8,352	165,369
Jones Lang LaSalle, Inc.	10,623	1,764,693

		3,031,680

Rental Auto/Equipment — 0.1%
Ashtead Group PLC	32,468	535,455

Retail - Apparel/Shoe — 0.9%
Foot Locker, Inc.	28,441	1,848,665
Ross Stores, Inc.	130,749	6,800,255

		8,648,920

Retail - Arts & Crafts — 0.1%
Michaels Cos., Inc.†	32,540	722,713

Retail - Auto Parts — 1.6%
O’Reilly Automotive, Inc.†	59,263	15,637,728

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	9,164	499,621

Retail - Building Products — 0.4%
Home Depot, Inc.	29,641	3,968,337
Lowe’s Cos., Inc.	1,762	134,969

		4,103,306

Retail - Catalog Shopping — 0.2%
Liberty Interactive Corp. QVC Group, Class A†	63,050	1,669,564

Retail - Discount — 1.4%
Costco Wholesale Corp.	7,524	1,214,524
Dollar Tree, Inc.†	147,464	11,127,633
Target Corp.	23,039	1,670,328

		14,012,485

Retail - Drug Store — 0.3%
CVS Health Corp.	35,104	3,302,935

Retail - Gardening Products — 0.1%
Tractor Supply Co.	15,297	1,366,787

Security Description	Shares	Value (Note 2)

Retail - Jewelry — 0.3%
Pandora A/S	11,710	$1,388,075
Signet Jewelers, Ltd.	10,450	1,373,026

		2,761,101

Retail - Major Department Stores — 1.1%
TJX Cos., Inc.	161,420	11,396,252

Retail - Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	8,170	1,364,390

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.#	17,044	286,339

Retail - Regional Department Stores — 0.1%
Macy’s, Inc.	13,610	531,879

Retail - Restaurants — 0.5%
Bloomin’ Brands, Inc.	37,202	643,967
Brinker International, Inc.	8,248	376,274
Chipotle Mexican Grill, Inc.†	810	469,435
Cracker Barrel Old Country Store, Inc.#	11,340	1,427,933
Darden Restaurants, Inc.	25,057	1,407,452
McDonald’s Corp.	2,045	233,457

		4,558,518

Retail - Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	36,959	1,442,510

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	8,847	113,772

Retail - Video Rentals — 0.1%
Outerwall, Inc.#	10,828	670,253

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.	13,122	550,993

Schools — 0.1%
Strayer Education, Inc.†	13,744	813,507

Semiconductor Components - Integrated Circuits — 0.7%
Analog Devices, Inc.	30,722	1,893,397
Maxim Integrated Products, Inc.	141,662	5,492,236

		7,385,633

Semiconductor Equipment — 0.0%
Applied Materials, Inc.	8,871	166,509

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	5,475	716,787

Soap & Cleaning Preparation — 0.5%
Church & Dwight Co., Inc.	63,225	5,422,808

Software Tools — 0.1%
VMware, Inc., Class A†	20,347	1,249,509

Telephone - Integrated — 0.6%
AT&T, Inc.	29,681	999,359
Verizon Communications, Inc.	110,869	5,038,996

		6,038,355

Television — 0.3%
CBS Corp., Class B	38,787	1,957,968
Mediaset SpA#	143,380	630,493

		2,588,461

Tobacco — 1.4%
Altria Group, Inc.	9,355	538,848
Philip Morris International, Inc.	147,718	12,909,076

		13,447,924

109

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc.	16,465	$1,797,319

Transport - Rail — 0.8%
Kansas City Southern	10,957	996,210
Union Pacific Corp.	79,608	6,683,092

		7,679,302

Transport - Services — 0.4%
FedEx Corp.	6,223	986,594
United Parcel Service, Inc., Class B	28,452	2,930,841

		3,917,435

Vitamins & Nutrition Products — 0.8%
Mead Johnson Nutrition Co.#	94,114	7,584,647

Web Portals/ISP — 5.2%
Alphabet, Inc., Class A†	65,221	49,753,840
Alphabet, Inc., Class C†	2,827	2,099,330

		51,853,170

Wireless Equipment — 0.1%
GN Store Nord A/S	29,759	545,783

X-Ray Equipment — 0.1%
Hologic, Inc.†	22,758	918,285

Total Common Stocks
(cost $860,880,400)		974,095,727

EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell 1000 Growth ETF (cost $7,226,294)	72,191	7,320,167

Total Long-Term Investment Securities
(cost $868,106,694)		981,415,894

SHORT-TERM INVESTMENT SECURITIES — 7.1%
Registered Investment Companies — 6.0%
State Street Navigator Securities Lending Prime Portfolio 0.24%(1)(2)	59,958,568	59,958,568

Security Description	Shares/ Principal Amount	Value (Note 2)

Time Deposits — 1.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2015	$10,710,000	$10,710,000

Total Short-Term Investment Securities
(cost $70,668,568)		70,668,568

TOTAL INVESTMENTS
(cost $938,775,262)(3)	105.8%	1,052,084,462
Liabilities in excess of other assets	(5.8)	(58,010,167)

NET ASSETS	100.0%	$994,074,295

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	At November 30, 2015, the Fund had loaned securities with a total value of $86,930,370. This was secured by collateral of $59,958,568, which was received in cash and subsequently invested in short-term investments currently valued at $59,958,568 as reported in the Portfolio of Investments. The remaining collateral of $29,611,997 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 12/15/2044	$5,608,154
Federal National Mtg. Assoc.	2.00% to 4.25%	12/01/2027 to 02/25/2044	12,443,296
Government National Mtg. Assoc.	0.40% to 4.00%	04/20/2039 to 12/16/2052	879,034
United States Treasury Bills	0.00%	12/10/2015 to 08/18/2016	22,649
United States Treasury Notes/Bonds	0.13% to 8.88%	01/15/2016 to 05/15/2045	10,658,864

(2)	The rate shown is the 7-day yield as of November 30, 2015.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$974,095,727	$—	$—	$974,095,727
Exchange-Traded Funds	7,320,167	—	—	7,320,167
Short-Term Investment Securities:
Registered Investment Companies	59,958,568	—	—	59,958,568
Time Deposits	—	10,710,000	—	10,710,000

	$1,041,374,462	$10,710,000	$—	$1,052,084,462

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $33,418,245 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

110

VALIC Company I Growth & Income Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Medical — Drugs	6.7%
Diversified Banking Institutions	4.6
Computers	4.0
Medical — Biomedical/Gene	3.5
Applications Software	3.0
Web Portals/ISP	2.7
Oil Companies — Integrated	2.7
Banks — Super Regional	2.7
Real Estate Investment Trusts	2.5
Retail — Building Products	2.5
Insurance — Multi-line	2.4
Electric — Integrated	2.4
Computer Services	2.3
Medical — HMO	2.2
Cable/Satellite TV	2.1
Multimedia	2.1
Beverages — Non-alcoholic	2.1
Diversified Manufacturing Operations	2.0
Electronic Components — Semiconductors	1.9
Oil Companies — Exploration & Production	1.9
Internet Content — Entertainment	1.8
Transport — Rail	1.6
Retail — Discount	1.5
Chemicals — Diversified	1.5
E-Commerce/Products	1.5
Telephone — Integrated	1.4
Cosmetics & Toiletries	1.3
Insurance — Reinsurance	1.3
Aerospace/Defense — Equipment	1.2
Instruments — Controls	1.2
Semiconductor Equipment	1.2
Finance — Credit Card	1.2
Tobacco	1.1
Investment Management/Advisor Services	1.0
Medical — Wholesale Drug Distribution	1.0
Electronic Forms	0.9
Oil Refining & Marketing	0.9
Food — Misc./Diversified	0.9
Oil — Field Services	0.8
Electronic Components — Misc.	0.8
Airlines	0.7
Apparel Manufacturers	0.7
Retail — Major Department Stores	0.7
Retail — Restaurants	0.7
Medical Instruments	0.6
Networking Products	0.6
Registered Investment Companies	0.6
Brewery	0.6
Time Deposits	0.6
Auto — Heavy Duty Trucks	0.6
Finance — Investment Banker/Broker	0.6
Building — Residential/Commercial	0.5
Finance — Other Services	0.5
Consumer Products — Misc.	0.5
Auto — Cars/Light Trucks	0.5
Engineering/R&D Services	0.5
Cruise Lines	0.4
Banks — Fiduciary	0.4
Beverages — Wine/Spirits	0.4
Engines — Internal Combustion	0.4
Agricultural Chemicals	0.4
Data Processing/Management	0.4
Television	0.4
Electric — Distribution	0.4
Pharmacy Services	0.4
Pipelines	0.4
Audio/Video Products	0.4
Instruments — Scientific	0.3
Food — Confectionery	0.3

Electronics — Military	0.3
Commercial Services — Finance	0.3
Containers — Metal/Glass	0.3
Finance — Consumer Loans	0.3
Building Products — Wood	0.3
Aerospace/Defense	0.3
Tools — Hand Held	0.3
Medical Products	0.2
Insurance — Life/Health	0.2
Enterprise Software/Service	0.2
Semiconductor Components — Integrated Circuits	0.2
Medical — Generic Drugs	0.2
Retail — Consumer Electronics	0.2
Containers — Paper/Plastic	0.2
Building Products — Cement	0.2
Agricultural Operations	0.2
Retail — Apparel/Shoe	0.2
Retail — Jewelry	0.1
Food — Retail	0.1
Water	0.1
Banks — Commercial	0.1
Machinery — Farming	0.1
Retail — Automobile	0.1
Oil Field Machinery & Equipment	0.1
Gas — Distribution	0.1
Electronic Security Devices	0.1
Retail — Auto Parts	0.1
Cellular Telecom	0.1
Building & Construction Products — Misc.	0.1
Medical — Hospitals	0.1
Transport — Services	0.1
Electronic Connectors	0.1

100.5%

*	Calculated as a percentage of net assets

111

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.3%
Aerospace/Defense — 0.3%
Northrop Grumman Corp.	1,625	$302,835

Aerospace/Defense - Equipment — 1.2%
United Technologies Corp.	15,054	1,445,937

Agricultural Chemicals — 0.4%
Mosaic Co.	14,599	461,912

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	5,572	203,322

Airlines — 0.7%
Delta Air Lines, Inc.	6,511	302,501
United Continental Holdings, Inc.†	9,820	547,269

		849,770

Apparel Manufacturers — 0.7%
Ralph Lauren Corp.	2,023	251,277
VF Corp.	8,427	545,227

		796,504

Applications Software — 3.0%
Intuit, Inc.	891	89,278
Microsoft Corp.	63,599	3,456,606

		3,545,884

Audio/Video Products — 0.4%
Harman International Industries, Inc.	3,969	409,442

Auto - Cars/Light Trucks — 0.5%
Ford Motor Co.	28,506	408,491
General Motors Co.	3,262	118,084

		526,575

Auto - Heavy Duty Trucks — 0.6%
PACCAR, Inc.	13,010	676,000

Auto/Truck Parts & Equipment - Original — 0.0%
Magna International, Inc.	1,233	56,027

Banks - Commercial — 0.1%
BB&T Corp.	1,026	39,624
SVB Financial Group†	958	126,916

		166,540

Banks - Fiduciary — 0.4%
Bank of New York Mellon Corp.	2,744	120,297
State Street Corp.	5,268	382,351

		502,648

Banks - Super Regional — 2.7%
Capital One Financial Corp.	3,106	243,852
Fifth Third Bancorp	8,341	172,409
KeyCorp	17,399	228,101
Wells Fargo & Co.	45,482	2,506,058

		3,150,420

Beverages - Non-alcoholic — 2.1%
Coca-Cola Co.	15,861	675,996
Coca-Cola Enterprises, Inc.	1,489	74,896
Dr Pepper Snapple Group, Inc.	2,104	188,834
PepsiCo, Inc.	14,567	1,459,031

		2,398,757

Beverages - Wine/Spirits — 0.4%
Constellation Brands, Inc., Class A	3,576	501,570

Brewery — 0.6%
Boston Beer Co., Inc., Class A†#	276	58,959

Security Description	Shares	Value (Note 2)

Brewery (continued)
Molson Coors Brewing Co., Class B	6,956	$640,161

		699,120

Building & Construction Products - Misc. — 0.1%
Fortune Brands Home & Security, Inc.	1,450	79,706

Building Products - Cement — 0.2%
Martin Marietta Materials, Inc.	1,338	210,601

Building Products - Wood — 0.3%
Masco Corp.	10,170	304,185

Building - Residential/Commercial — 0.5%
D.R. Horton, Inc.	8,455	273,181
PulteGroup, Inc.	14,036	273,421
Toll Brothers, Inc.†	1,563	58,113

		604,715

Cable/Satellite TV — 2.1%
Charter Communications, Inc., Class A†#	2,610	489,009
Comcast Corp., Class A	22,644	1,378,114
DISH Network Corp., Class A†	5,576	349,671
Time Warner Cable, Inc.	1,519	280,666

		2,497,460

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	2,456	87,188

Chemicals - Diversified — 1.5%
Axiall Corp.	3,680	76,691
Dow Chemical Co.	12,274	639,844
E.I. du Pont de Nemours & Co.	11,451	771,110
Eastman Chemical Co.	3,738	271,566

		1,759,211

Coffee — 0.0%
Keurig Green Mountain, Inc.	787	41,239

Commercial Services - Finance — 0.3%
Automatic Data Processing, Inc.	767	66,161
Equifax, Inc.	1,886	210,289
PayPal Holdings, Inc.†	3,266	115,159

		391,609

Computer Services — 2.3%
Accenture PLC, Class A	14,265	1,529,493
Cognizant Technology Solutions Corp., Class A†	13,236	854,781
Hewlett Packard Enterprise Co.	18,925	281,226

		2,665,500

Computers — 4.0%
Apple, Inc.	37,341	4,417,440
HP, Inc.	18,925	237,320

		4,654,760

Consumer Products - Misc. — 0.5%
Kimberly-Clark Corp.	4,783	569,894

Containers - Metal/Glass — 0.3%
Crown Holdings, Inc.†	7,432	385,795

Containers - Paper/Plastic — 0.2%
WestRock Co.	4,355	220,494

Cosmetics & Toiletries — 1.3%
Estee Lauder Cos., Inc., Class A	1,480	124,498
Procter & Gamble Co.	19,140	1,432,437

		1,556,935

112

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Cruise Lines — 0.4%
Royal Caribbean Cruises, Ltd.	5,503	$509,633

Data Processing/Management — 0.4%
Fidelity National Information Services, Inc.	7,170	456,514

Diversified Banking Institutions — 4.6%
Bank of America Corp.	105,065	1,831,283
Citigroup, Inc.	35,764	1,934,475
Goldman Sachs Group, Inc.	2,777	527,685
Morgan Stanley	30,399	1,042,686

		5,336,129

Diversified Manufacturing Operations — 2.0%
Eaton Corp. PLC	14,770	859,023
General Electric Co.	26,185	783,979
Ingersoll-Rand PLC	2,630	154,302
Parker-Hannifin Corp.	4,663	488,030
SPX Corp.	150	1,656

		2,286,990

E-Commerce/Products — 1.5%
Amazon.com, Inc.†	2,619	1,741,111

Electric - Distribution — 0.4%
PPL Corp.	12,340	420,054

Electric - Integrated — 2.4%
CMS Energy Corp.	5,305	185,781
Edison International	11,092	658,421
Exelon Corp.	11,779	321,685
NextEra Energy, Inc.	6,879	686,937
Public Service Enterprise Group, Inc.	8,763	342,633
Xcel Energy, Inc.	17,380	619,771

		2,815,228

Electronic Components - Misc. — 0.8%
Corning, Inc.	5,029	94,193
TE Connectivity, Ltd.	12,506	839,028

		933,221

Electronic Components - Semiconductors — 1.9%
Avago Technologies, Ltd.	8,089	1,055,210
Broadcom Corp., Class A	3,545	193,663
Freescale Semiconductor, Ltd.†	1,806	70,271
Texas Instruments, Inc.	16,213	942,300

		2,261,444

Electronic Connectors — 0.1%
Amphenol Corp., Class A	1,076	59,234

Electronic Forms — 0.9%
Adobe Systems, Inc.†	11,943	1,092,307

Electronic Security Devices — 0.1%
Allegion PLC	1,446	97,186

Electronics - Military — 0.3%
L-3 Communications Holdings, Inc.	3,205	392,324

Engineering/R&D Services — 0.5%
Fluor Corp.	10,788	524,297

Engines - Internal Combustion — 0.4%
Cummins, Inc.	4,900	491,813

Enterprise Software/Service — 0.2%
Oracle Corp.	6,662	259,618

Finance - Consumer Loans — 0.3%
Synchrony Financial†	10,019	318,893

Security Description	Shares	Value (Note 2)

Finance - Credit Card — 1.2%
Discover Financial Services	2,063	$117,096
Visa, Inc., Class A	15,985	1,262,975

		1,380,071

Finance - Investment Banker/Broker — 0.6%
Charles Schwab Corp.	18,056	608,668
TD Ameritrade Holding Corp.	1,430	52,381

		661,049

Finance - Other Services — 0.5%
Intercontinental Exchange, Inc.	2,290	595,034

Food - Confectionery — 0.3%
Hershey Co.	4,603	397,285

Food - Misc./Diversified — 0.9%
Mondelez International, Inc., Class A	23,568	1,028,979

Food - Retail — 0.1%
Kroger Co.	4,475	168,528

Gas - Distribution — 0.1%
CenterPoint Energy, Inc.	2,830	47,969
Questar Corp.	2,637	49,971

		97,940

Instruments - Controls — 1.2%
Honeywell International, Inc.	13,325	1,385,134

Instruments - Scientific — 0.3%
Thermo Fisher Scientific, Inc.	2,878	398,315

Insurance - Life/Health — 0.2%
Lincoln National Corp.	1,533	84,300
Prudential Financial, Inc.	2,186	189,198

		273,498

Insurance - Multi-line — 2.4%
ACE, Ltd.	10,989	1,262,087
MetLife, Inc.	20,349	1,039,630
XL Group PLC	14,306	546,203

		2,847,920

Insurance - Reinsurance — 1.3%
Axis Capital Holdings, Ltd.	2,172	121,632
Berkshire Hathaway, Inc., Class B†	10,455	1,401,911

		1,523,543

Internet Content - Entertainment — 1.8%
Facebook, Inc., Class A†	20,251	2,110,964

Investment Management/Advisor Services — 1.0%
Ameriprise Financial, Inc.	971	109,675
BlackRock, Inc.	1,274	463,379
Invesco, Ltd.	17,486	589,103

		1,162,157

Machinery - Construction & Mining — 0.0%
Caterpillar, Inc.	783	56,885

Machinery - Farming — 0.1%
Deere & Co.	1,665	132,484

Machinery - Pumps — 0.0%
SPX FLOW, Inc.†	1,600	53,760

Medical Instruments — 0.6%
Boston Scientific Corp.†	40,570	741,620

Medical Products — 0.2%
Stryker Corp.	2,911	280,795

113

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene — 3.5%
Alexion Pharmaceuticals, Inc.†	2,535	$452,345
Biogen, Inc.†	2,995	859,146
BioMarin Pharmaceutical, Inc.†	1,580	150,685
Celgene Corp.†	10,190	1,115,295
Gilead Sciences, Inc.	8,537	904,581
Illumina, Inc.†	1,197	220,128
Vertex Pharmaceuticals, Inc.†	3,149	407,355

		4,109,535

Medical - Drugs — 6.7%
Abbott Laboratories	19,034	855,007
Allergan PLC†	3,913	1,228,252
Bristol-Myers Squibb Co.	21,201	1,420,679
Eli Lilly & Co.	13,753	1,128,296
Johnson & Johnson	10,077	1,020,195
Merck & Co., Inc.	7,153	379,181
Pfizer, Inc.	50,473	1,654,000
Valeant Pharmaceuticals International, Inc.†	1,521	136,829

		7,822,439

Medical - Generic Drugs — 0.2%
Mylan NV†	2,494	127,942
Perrigo Co. PLC	699	104,424

		232,366

Medical - HMO — 2.2%
Aetna, Inc.	6,161	633,043
Cigna Corp.	1,660	224,067
Humana, Inc.	3,191	538,194
UnitedHealth Group, Inc.	10,006	1,127,776

		2,523,080

Medical - Hospitals — 0.1%
HCA Holdings, Inc.†	884	60,165

Medical - Wholesale Drug Distribution — 1.0%
McKesson Corp.	6,016	1,139,130

Multimedia — 2.1%
Time Warner, Inc.	19,485	1,363,560
Twenty-First Century Fox, Inc., Class A	35,228	1,039,578

		2,403,138

Networking Products — 0.6%
Cisco Systems, Inc.	27,164	740,219

Oil Companies - Exploration & Production — 1.9%
Anadarko Petroleum Corp.	5,409	323,999
Cabot Oil & Gas Corp.	11,325	213,250
Concho Resources, Inc.†	957	104,734
EOG Resources, Inc.	4,635	386,698
EQT Corp.	3,460	197,981
Occidental Petroleum Corp.	13,216	998,998

		2,225,660

Oil Companies - Integrated — 2.7%
Chevron Corp.	15,185	1,386,694
Exxon Mobil Corp.	22,038	1,799,623

		3,186,317

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	2,652	99,026

Oil Refining & Marketing — 0.9%
Marathon Petroleum Corp.	4,689	273,885
Phillips 66	2,102	192,396

Security Description	Shares	Value (Note 2)

Oil Refining & Marketing (continued)
Valero Energy Corp.	8,033	$577,251

		1,043,532

Oil - Field Services — 0.8%
Baker Hughes, Inc.	4,900	264,943
Halliburton Co.	9,692	386,226
Schlumberger, Ltd.	4,049	312,380

		963,549

Pharmacy Services — 0.4%
Express Scripts Holding Co.†	4,883	417,399

Pipelines — 0.4%
Columbia Pipeline Group, Inc.	14,319	274,495
Kinder Morgan, Inc.	6,001	141,444

		415,939

Real Estate Investment Trusts — 2.5%
American Tower Corp.	3,500	347,830
AvalonBay Communities, Inc.	2,772	503,922
Boston Properties, Inc.	2,406	300,726
Brixmor Property Group, Inc.	5,416	135,996
DiamondRock Hospitality Co.	8,840	98,389
Equinix, Inc.	591	175,231
Highwoods Properties, Inc.	2,830	123,275
LaSalle Hotel Properties	4,516	127,396
Liberty Property Trust	4,665	158,144
Prologis, Inc.	9,055	387,101
Public Storage	388	93,143
Simon Property Group, Inc.	2,695	501,917

		2,953,070

Retail - Apparel/Shoe — 0.2%
lululemon athletica, Inc.†#	1,651	78,951
PVH Corp.	539	49,205
Ross Stores, Inc.	1,107	57,575

		185,731

Retail - Auto Parts — 0.1%
AutoZone, Inc.†	123	96,404

Retail - Automobile — 0.1%
AutoNation, Inc.†	1,830	116,974

Retail - Building Products — 2.5%
Home Depot, Inc.	12,237	1,638,289
Lowe’s Cos., Inc.	16,231	1,243,295

		2,881,584

Retail - Consumer Electronics — 0.2%
Best Buy Co., Inc.	7,054	224,176

Retail - Discount — 1.5%
Costco Wholesale Corp.	4,976	803,226
Dollar General Corp.	7,162	468,466
Target Corp.	6,796	492,710
Wal-Mart Stores, Inc.	268	15,769

		1,780,171

Retail - Drug Store — 0.0%
CVS Health Corp.	135	12,702

Retail - Jewelry — 0.1%
Tiffany & Co.	2,144	170,834

Retail - Major Department Stores — 0.7%
TJX Cos., Inc.	10,876	767,846

114

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Restaurants — 0.7%
Chipotle Mexican Grill, Inc.†	117	$67,807
Dunkin’ Brands Group, Inc.#	1,166	49,462
Starbucks Corp.	10,536	646,805

		764,074

Semiconductor Components - Integrated Circuits — 0.2%
Marvell Technology Group, Ltd.	5,371	47,587
NXP Semiconductors NV†	1,270	118,694
QUALCOMM, Inc.	1,694	82,650

		248,931

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	20,071	376,733
KLA-Tencor Corp.	1,107	73,582
Lam Research Corp.	11,907	931,127

		1,381,442

Steel - Producers — 0.0%
United States Steel Corp.#	3,985	32,159

Telephone - Integrated — 1.4%
AT&T, Inc.	34,488	1,161,211
Verizon Communications, Inc.	9,154	416,049

		1,577,260

Television — 0.4%
CBS Corp., Class B	8,917	450,130

Tobacco — 1.1%
Philip Morris International, Inc.	14,309	1,250,463

Tools - Hand Held — 0.3%
Stanley Black & Decker, Inc.	2,752	300,408

Transport - Rail — 1.6%
Canadian Pacific Railway, Ltd.	2,804	413,506
CSX Corp.	12,673	360,293
Union Pacific Corp.	13,468	1,130,639

		1,904,438

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Services — 0.1%
FedEx Corp.	377	$59,769

Water — 0.1%
American Water Works Co., Inc.	2,884	166,580

Web Portals/ISP — 2.7%
Alphabet, Inc., Class A†	1,966	1,499,763
Alphabet, Inc., Class C†	2,297	1,705,752

		3,205,515

Total Long-Term Investment Securities
(cost $102,010,946)		115,926,667

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Registered Investment Companies — 0.6%
State Street Navigator Securities Lending Prime Portfolio 0.24%(1)(2)	732,105	732,105

Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2015	$685,000	685,000

Total Short-Term Investment Securities
(cost $1,417,105)		1,417,105

TOTAL INVESTMENTS
(cost $103,428,051)(3)	100.5%	117,343,772
Liabilities in excess of other assets	(0.5)	(605,339)

NET ASSETS	100.0%	$116,738,433

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At November 30, 2015, the Fund had loaned securities with a total value of $708,540. This was secured by collateral of $732,105, which was received in cash and subsequently invested in short-term investments currently valued at $732,105 as reported in the Portfolio of Investments.
(2)	The rate shown is the 7-day yield as of November 30, 2015
(3)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2015	Unrealized Appreciation (Depreciation)
8	Long	S&P 500 E-Mini Index	December 2015	$825,516	$831,920	$6,404

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$115,926,667	$—	$—	$115,926,667
Short-Term Investment Securities:
Registered Investment Companies	732,105	—	—	732,105
Time Deposits	—	685,000	—	685,000

Total Investments at Value	$116,658,772	$685,000	$—	$117,343,772

Other Financial Instruments:†
Futures Contracts	$6,404	$—	$—	$6,404

115

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

116

VALIC Company I Health Sciences Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Medical — Drugs	24.8%
Medical — Biomedical/Gene	23.6
Medical — HMO	15.8
Registered Investment Companies	8.1
Medical Products	5.8
Medical — Hospitals	3.5
Instruments — Scientific	3.2
Medical Instruments	3.1
Therapeutics	2.6
Retail — Drug Store	2.5
Medical — Wholesale Drug Distribution	2.4
Dialysis Centers	1.7
Electronic Measurement Instruments	1.3
Medical — Generic Drugs	1.2
Medical Information Systems	0.8
Drug Delivery Systems	0.7
Pharmacy Services	0.6
Physicians Practice Management	0.5
Consulting Services	0.4
Insurance — Property/Casualty	0.3
Human Resources	0.3
Wireless Equipment	0.3
Instruments — Controls	0.3
Diagnostic Kits	0.2
Dental Supplies & Equipment	0.2
Diagnostic Equipment	0.1
Retail — Convenience Store	0.1
Medical Imaging Systems	0.1

104.5%

*	Calculated as a percentage of net assets

117

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.4%
Consulting Services — 0.4%
Advisory Board Co.†	59,600	$3,208,864

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	24,800	1,655,152

Diagnostic Equipment — 0.1%
GenMark Diagnostics, Inc.†#	59,600	475,012
Oxford Immunotec Global PLC†#	20,500	271,625

		746,637

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	32,100	2,273,322

Dialysis Centers — 1.7%
DaVita HealthCare Partners, Inc.†	184,100	13,446,664
Fresenius SE & Co. KGaA	26,712	1,961,185

		15,407,849

Drug Delivery Systems — 0.7%
Catalent, Inc.†	145,300	4,046,605
DexCom, Inc.†	21,000	1,785,420

		5,832,025

Electronic Measurement Instruments — 1.3%
Agilent Technologies, Inc.	277,400	11,600,868

Heart Monitors — 0.0%
HeartWare International, Inc.†	5,300	253,658

Human Resources — 0.3%
Team Health Holdings, Inc.†	48,800	2,690,832

Instruments - Controls — 0.3%
Mettler-Toledo International, Inc.†	7,400	2,536,572

Instruments - Scientific — 3.2%
FEI Co.	58,200	4,656,582
Thermo Fisher Scientific, Inc.	172,100	23,818,640

		28,475,222

Insurance - Property/Casualty — 0.3%
ProAssurance Corp.	51,700	2,735,447

Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	141,800	501,972

Medical Information Systems — 0.8%
athenahealth, Inc.†#	44,400	7,448,100

Medical Instruments — 3.1%
Bruker Corp.†	93,000	2,105,520
Intuitive Surgical, Inc.†	22,660	11,783,653
Medtronic PLC	182,221	13,728,530

		27,617,703

Medical Products — 5.8%
Advanced Accelerator Applications SA ADR(1)(2)(5)	72,378	908,995
Advanced Accelerator Applications SA ADR†	14,833	392,185
Becton Dickinson and Co.	142,300	21,380,575
Cooper Cos., Inc.#	30,300	4,431,375
Henry Schein, Inc.†	38,200	5,977,536
Medgenics, Inc.†	39,000	269,880
Novocure, Ltd. Common Stock#	16,800	409,080
Novocure, Ltd. Series J(1)(2)(5)	48,280	1,116,829
Sirona Dental Systems, Inc.†	75,900	8,233,632
Teleflex, Inc.	14,500	1,909,650
West Pharmaceutical Services, Inc.	55,900	3,524,495
Wright Medical Group NV†	160,481	3,437,503

		51,991,735

Medical - Biomedical/Gene — 23.5%
Abcam PLC	44,659	386,077

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Acceleron Pharma, Inc.†	61,800	$2,649,366
Achillion Pharmaceuticals, Inc.†#	138,200	1,406,876
Advaxis, Inc.†#	104,125	1,256,789
Alexion Pharmaceuticals, Inc.†	215,285	38,415,455
AveXis, Inc.(1)(2)(6)	17,345	440,563
Bellicum Pharmaceuticals, Inc.†#	54,224	1,248,779
BioCryst Pharmaceuticals, Inc.†	22,200	235,542
Biogen, Inc.†	42,200	12,105,492
BioMarin Pharmaceutical, Inc.†	102,900	9,813,573
Bluebird Bio, Inc.†#	47,500	4,215,625
Blueprint Medicines Corp.†#	14,200	328,872
Celgene Corp.†	72,680	7,954,826
Exelixis, Inc.†#	656,300	3,754,036
Five Prime Therapeutics, Inc.†	17,600	676,720
Gilead Sciences, Inc.	253,400	26,850,264
Illumina, Inc.†	7,000	1,287,300
Incyte Corp.†	210,800	24,081,792
Insmed, Inc.†	239,400	3,904,614
Intercept Pharmaceuticals, Inc.†#	7,258	1,281,109
Ligand Pharmaceuticals, Inc.†#	11,100	1,188,588
Medivation, Inc.†	22,100	934,388
Momenta Pharmaceuticals, Inc.†	11,100	198,246
Novavax, Inc.†#	588,000	5,033,280
Prothena Corp. PLC†#	95,687	6,749,761
Puma Biotechnology, Inc.†#	53,824	4,052,947
Regeneron Pharmaceuticals, Inc.†	41,600	22,651,200
REGENXBIO, Inc.(1)(2)(5)	16,965	386,318
REGENXBIO, Inc.†#	9,200	220,524
Retrophin, Inc.†#	24,100	538,635
Spark Therapeutics, Inc.†#	37,325	2,157,012
Ultragenyx Pharmaceutical, Inc.†	30,492	2,997,973
Vertex Pharmaceuticals, Inc.†	149,494	19,338,544
Zeneca, Inc. CVR(1)(2)(6)	23,110	14,213

		208,755,299

Medical - Drugs — 24.4%
AbbVie, Inc.	166,377	9,674,822
ACADIA Pharmaceuticals, Inc.†	146,300	5,552,085
Aimmune Therapeutics, Inc.†	15,600	333,684
Alkermes PLC†	205,500	15,075,480
Allergan PLC†	167,080	52,444,741
Amicus Therapeutics, Inc.†	194,400	2,085,912
Array BioPharma, Inc.†#	69,100	273,636
Astellas Pharma, Inc.	272,000	3,830,317
Baxalta, Inc.	354,700	12,194,586
Bristol-Myers Squibb Co.	287,900	19,292,179
Carbylan Therapeutics, Inc.†	81,200	323,988
Chimerix, Inc.†	72,200	2,916,880
Chugai Pharmaceutical Co., Ltd.#	134,300	4,691,227
Clovis Oncology, Inc.†	42,400	1,333,480
CoLucid Pharmaceuticals, Inc.†#	30,300	172,407
Eli Lilly & Co.	227,400	18,655,896
Endo International PLC†	45,400	2,791,192
FibroGen, Inc.†	33,600	999,264
GlaxoSmithKline PLC ADR#	76,600	3,103,066
Immune Design Corp.†#	19,600	410,228
Inotek Pharmaceuticals Corp.†#	37,700	452,023
Ironwood Pharmaceuticals, Inc.†#	165,400	2,017,880
Jazz Pharmaceuticals PLC†	14,200	2,081,578
Mallinckrodt PLC†	246,344	16,729,221
Natco Pharma, Ltd.	49,005	387,379
Ophthotech Corp.†	42,500	2,701,725
Orexigen Therapeutics, Inc.†#	327,900	783,681
Pacira Pharmaceuticals, Inc.†#	61,400	3,975,650
Pfizer, Inc.	91,700	3,005,009

118

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Shire PLC ADR	25,200	$5,250,672
Takeda Pharmaceutical Co., Ltd.	26,900	1,307,414
TESARO, Inc.†	94,072	4,801,435
TherapeuticsMD, Inc.†#	280,500	2,106,555
Valeant Pharmaceuticals International, Inc.†	144,833	13,029,177
Zoetis, Inc.	43,300	2,022,110

		216,806,579

Medical - Generic Drugs — 1.2%
Teva Pharmaceutical Industries, Ltd. ADR	165,000	10,383,450

Medical - HMO — 15.6%
Aetna, Inc.	261,800	26,899,950
Anthem, Inc.	132,400	17,262,312
Centene Corp.†	84,800	4,897,200
Cigna Corp.	171,200	23,108,576
Humana, Inc.	171,800	28,975,788
UnitedHealth Group, Inc.	281,700	31,750,407
Universal American Corp.	53,100	397,188
WellCare Health Plans, Inc.†	69,100	5,699,368

		138,990,789

Medical - Hospitals — 3.5%
Acadia Healthcare Co., Inc.†	63,980	4,415,260
Adeptus Health, Inc., Class A†#	40,800	2,451,672
Community Health Systems, Inc.†	14,200	410,948
HCA Holdings, Inc.†	204,100	13,891,046
Mediclinic International, Ltd.	111,229	884,846
Universal Health Services, Inc., Class B	74,300	9,028,936

		31,082,708

Medical - Wholesale Drug Distribution — 2.4%
McKesson Corp.	112,800	21,358,680

Pharmacy Services — 0.3%
Diplomat Pharmacy, Inc.†#	78,400	2,754,192
JAND, Inc. (dba Warby Parker)., Class A(1)(2)(6)	33,706	387,124

		3,141,316

Physicians Practice Management — 0.5%
Envision Healthcare Holdings, Inc.†	41,800	1,149,500
MEDNAX, Inc.†	47,500	3,390,075

		4,539,575

Retail - Convenience Store — 0.1%
CP ALL PCL	494,800	648,873

Retail - Drug Store — 2.5%
CVS Health Corp.	25,500	2,399,295
Raia Drogasil SA	44,000	450,918
Rite Aid Corp.†	1,146,200	9,032,056
Walgreens Boots Alliance, Inc.	122,200	10,268,466

		22,150,735

Therapeutics — 2.6%
Agios Pharmaceuticals, Inc.†#	3,400	219,606
aTyr Pharma, Inc.†#	29,025	247,003
Axovant Sciences, Ltd.†#	29,000	550,420
Dyax Corp.†	154,800	5,210,568
Neurocrine Biosciences, Inc.†	264,335	14,371,894
Portola Pharmaceuticals, Inc.†	8,600	426,646
Seres Health, Inc. Series C(1)(2)(5)	20,906	711,609
Seres Therapeutics, Inc.†#	16,500	591,195
Xencor, Inc.†#	30,200	485,616

		22,814,557

Security Description	Shares/ Principal Amount	Value (Note 2)

Wireless Equipment — 0.3%
GN Store Nord A/S#	140,883	$2,583,801

Total Common Stocks
(cost $630,373,041)		848,232,320

CONVERTIBLE PREFERRED SECURITIES — 0.9%
Medical Information Systems — 0.0%
Doximity, Inc. Series C(1)(2)(6)	64,785	281,348

Medical - Biomedical/Gene — 0.1%
Audentes Therapeutics, Inc. Series C(1)(2)(6)	37,847	255,036
BeiGene Co., Ltd. Series A-2(1)(2)(6)	212,162	248,230
Corvus Pharmaceuticals, Inc.(1)(2)(6)	17,999	252,166
Ovid Therapeutics, Inc. Series B(1)(2)(6)	31,882	198,625

		954,057

Medical - Drugs — 0.3%
Allergan PLC Series A	2,814	2,947,159

Medical - HMO — 0.2%
Anthem, Inc.	27,400	1,201,216

Pharmacy Services — 0.3%
Acerta Pharma B.V. Series B(1)(2)(6)	108,621	1,249,141
JAND, Inc. (dba Warby Parker) Series D(1)(2)(6)	75,264	864,430

		2,113,571

Therapeutics — 0.0%
Editas Medicine, Inc. Series B(1)(2)(6)	55,131	248,089

Total Convertible Preferred Securities
(cost $7,797,296)		7,745,440

WARRANTS — 0.0%
Medical - Drugs — 0.0%
Alexza Pharmaceuticals, Inc. Expires 10/05/2016 (strike price $27.70)(1)(2) (cost $1,631)	1,305	0

CONVERTIBLE BONDS & NOTES — 0.1%
Medical - Drugs — 0.1%
Ironwood Pharmaceuticals, Inc. Senior Notes 2.25% due 06/15/2022* (cost $1,240,000)	$1,240,000	1,192,725

RIGHTS — 0.0%
Medical Products — 0.0%
Wright Medical Group NV†# (cost $20,174)	7,700	8,008

Total Long-Term Investment Securities
(cost $639,432,142)		857,178,493

SHORT-TERM INVESTMENT SECURITIES — 8.1%
Registered Investment Companies — 8.1%
State Street Navigator Securities Lending Prime Portfolio 0.24%(3)(4)	39,533,698	39,533,698
T. Rowe Price Reserve Investment Fund 0.12%(4)	32,294,701	32,294,701

Total Short-Term Investment Securities
(cost $71,828,399)		71,828,399

TOTAL INVESTMENTS
(cost $711,260,541)(7)	104.5%	929,006,892
Liabilities in excess of other assets	(4.5)	(39,595,416)

NET ASSETS —	100.0%	$889,411,476

119

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2015, the aggregate value of these securities was $1,192,725 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2015, the Health Sciences Fund held the following restricted securities

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Advanced Accelerator Application SA	6/12/2015	72,378	$441,506	$908,995	$12.56	0.10%
Avexis, Inc.	9/3/2015	17,345	503,005	440,563	25.40	0.05
JAND, Inc. (dba Warby Parker) Class A	4/23/2015	33,706	387,124	387,124	11.49	0.04
Novocure, Ltd Series J	6/1/2015	48,280	1,126,362	1,116,829	23.13	0.13
REGENXBIO, Inc.	5/5/2015	16,965	162,353	386,318	22.77	0.04
Seres Health, Inc. Series C	11/24/2014	20,906	254,284	711,609	34.04	0.08
Zeneca, Inc. CVR	7/19/2013	23,110	—	14,213	0.62	0.00
Convertible Preferred Securities
Acerta Pharma B.V. Series B	5/12/2015	108,621	1,249,141	1,249,141	11.50	0.14
Audentes Therapeutics, Inc Series C	10/8/2015	37,847	255,036	255,036	6.74	0.03

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
BeiGene Co., Ltd. Series A-2	4/21/2015	212,162	$248,230	$248,230	$1.17	0.03%
Corvus Pharmaceuticals, Inc.	9/16/2015	17,999	252,166	252,166	14.01	0.03
Doximity, Inc. Series C	4/10/2014	64,785	312,316	281,348	4.34	0.03
Editas Medicine Series B	8/4/2015	55,131	$248,090	$248,089	$4.50	0.03
JAND, Inc. (dba Warby Parker). Series D	4/23/2015	75,264	864,430	864,430	11.49	0.10
Ovid Therapeutics, Inc. Series B	8/10/2015	31,882	198,625	198,625	6.23	0.02
Warrants
Alexza Pharmaceuticals, Inc. Expires 10/05/2016 Strike price $27.70	10/5/2009	1,305	1,631	0	0.00	0.00

				$7,562,715		0.85%

(2)	Illiquid security. At November 30, 2015, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	At November 30, 2015, the Fund had loaned securities with a total value of $41,456,678. This was secured by collateral of $39,533,699, which was received in cash and subsequently invested in short-term investments currently valued at $39,533,699 as reported in the Portfolio of Investments. Additional collateral of $2,775,676 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
United States Treasury Bills	0.00%	12/03/2015 to 10/13/2016	$384,062
United States Treasury Notes/Bonds	zero coupon to 6.25%	01/15/2016 to 05/15/2045	2,391,614

(4)	The rate shown is the 7-day yield as of November 30, 2015.
(5)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(7)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

Written Call Options
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at November 30, 2015	Unrealized Appreciation (Depreciation)
BioMarin Pharmaceutical, Inc.	Jan-16	$180.00	7	$4,900	$105	$4,795
Gilead Sciences, Inc.	Jan-16	125.00	209	118,527	3,135	115,392
United Health Group	Dec-15	130.00	103	28,853	721	28,132

			319	$152,280	$3,961	$148,319

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical Products	$49,965,911	$2,025,824	$—	$51,991,735
Medical — Biomedical/Gene	207,914,205	386,318	454,776	208,755,299
Pharmacy Services	2,754,192	—	387,124	3,141,316
Therapeutics	22,102,948	711,609	—	22,814,557
Other Industries	561,529,413	—	—	561,529,413

120

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Convertible Preferred Securities:
Medical — Drugs	$2,947,159	$—	$—	$2,947,159
Medical — HMO	1,201,216	—	—	1,201,216
Therapeutics	—	—	248,089	248,089
Other Industries	—	—	3,348,976	3,348,976
Warrants	—	0	—	0
Convertible Bonds & Notes	—	1,192,725	—	1,192,725
Rights	8,008	—	—	8,008
Short-Term Investment Securities	71,828,399	—	—	71,828,399

Total Investments at Value	$920,251,451	$4,316,476	$4,438,965	$929,006,892

Other Financial Instruments:†
Written Call Options	$148,319	$—	$—	$148,319

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option
contracts,	which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $10,953,641 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

121

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

United States Treasury Notes	30.9%
United States Treasury Bonds	23.4
Diversified Banking Institutions	11.7
Sovereign	10.0
Insurance — Life/Health	3.1
Time Deposits	2.5
Insurance — Multi-line	2.2
Federal Home Loan Mtg. Corp.	2.0
Banks — Commercial	1.9
Finance — Consumer Loans	1.4
Banks — Super Regional	1.1
Federal National Mtg. Assoc.	1.1
Diversified Financial Services	1.1
Special Purpose Entities	1.0
Auto — Cars/Light Trucks	0.9
Certificates of Deposit	0.7
Gold Mining	0.5
Banks — Money Center	0.4
Registered Investment Companies	0.4
Telephone — Integrated	0.4
Medical — Generic Drugs	0.3
Steel — Specialty	0.3
Insurance — Reinsurance	0.2
Electric — Integrated	0.2
Property Trust	0.2
Oil Companies — Integrated	0.2
Pipelines	0.2
Insurance — Property/Casualty	0.2
Oil Companies — Exploration & Production	0.2
Banks — Fiduciary	0.2
Diversified Minerals	0.1
Metal — Copper	0.1
Government National Mtg. Assoc.	0.1
Real Estate Investment Trusts	0.1
Federal Home Loan Bank	0.1
Coatings/Paint	0.1
Regional Authority	0.1
Electric — Generation	0.1
Chemicals — Plastics	0.1
Steel Pipe & Tube	0.1

99.9%

Credit Quality†#

Aaa	70.6%
Aa	7.4
A	9.1
Baa	6.8
Ba	2.7
B	0.7
Not Rated@	2.7

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

122

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES — 0.4%
Diversified Financial Services — 0.4%
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.20% due 06/17/2031*	$800,000	$784,308
JPMorgan Chase Commercial Mtg. Securities Trust FRS Series 2014-FBLU, Class B 1.70% due 12/15/2028*(1)	500,000	499,968
Synchrony Credit Card Master Note Trust Series 2015-3, Class A 1.74% due 09/15/2021	513,000	512,541

Total Asset Backed Securities
(cost $1,816,056)		1,796,817

U.S. CORPORATE BONDS & NOTES — 17.1%
Auto-Cars/Light Trucks — 0.9%
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	132,000	131,703
Hyundai Capital America Senior Notes 3.00% due 10/30/2020*	400,000	398,713
Toyota Motor Credit Corp. Senior Notes 0.75% due 03/05/2017(2)	1,700,000	1,697,819
Toyota Motor Credit Corp. FRS Senior Notes 1.50% due 02/13/2020	2,000,000	1,964,556

		4,192,791

Banks-Commercial — 0.3%
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	198,000	197,280
Zions Bancorporation FRS Sub. Notes 5.65% due 11/15/2023	1,300,000	1,347,125

		1,544,405

Banks-Super Regional — 0.6%
JPMorgan Chase Bank NA FRS Sub. Notes 0.67% due 06/13/2016	497,000	496,515
Wells Fargo & Co. FRS Senior Notes 1.46% due 03/31/2021	2,000,000	2,017,332

		2,513,847

Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	523,000	490,992

Diversified Banking Institutions — 8.3%
Bank of America Corp. FRS Senior Notes 1.30% due 11/19/2024	2,000,000	1,915,000
Bank of America Corp. FRS Senior Notes 2.30% due 02/18/2020	1,600,000	1,600,480
Citigroup, Inc. FRS Senior Notes 0.27% due 03/27/2025	2,000,000	1,877,000
Citigroup, Inc. FRS Senior Notes 0.96% due 09/29/2024	2,000,000	1,900,980
Citigroup, Inc. FRS Senior Notes 2.46% due 03/30/2020	4,000,000	4,153,840

Security Description	Principal Amount**	Value (Note 2)

Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. FRS Senior Notes 1.36% due 08/30/2023	$4,000,000	$3,967,892
Goldman Sachs Group, Inc. FRS Senior Notes 1.48% due 04/23/2020	1,057,000	1,065,295
JPMorgan Chase & Co. FRS Senior Notes 0.46% due 06/23/2016	2,000,000	1,977,200
JPMorgan Chase & Co. FRS Senior Notes 1.21% due 12/20/2023	2,000,000	1,971,200
JPMorgan Chase & Co. FRS Senior Notes 1.96% due 02/25/2021	1,000,000	1,000,000
JPMorgan Chase & Co. FRS Senior Notes 2.04% due 04/28/2020	5,000,000	5,122,000
JPMorgan Chase & Co. Senior Notes 2.55% due 10/29/2020	400,000	398,978
Morgan Stanley FRS Senior Notes 0.77% due 10/18/2016	400,000	399,796
Morgan Stanley FRS Senior Notes 1.64% due 02/25/2016	1,400,000	1,402,628
Morgan Stanley FRS Senior Notes 1.75% due 08/24/2023	468,000	468,000
Morgan Stanley FRS Senior Notes 2.17% due 06/09/2023	664,000	680,600
Morgan Stanley FRS Senior Notes 2.20% due 12/15/2019	1,813,000	1,867,390
Morgan Stanley FRS Senior Notes 2.20% due 01/24/2020	2,203,000	2,280,105
Morgan Stanley FRS Senior Notes 2.20% due 04/25/2023	3,870,000	3,947,400

		37,995,784

Diversified Financial Services — 0.5%
Morgan Stanley & Co. LLC FRS Senior Notes 2.20% due 02/11/2020	2,000,000	2,065,000

Finance - Consumer Loans — 0.8%
SLM Corp. FRS Senior Notes 2.21% due 05/03/2019	3,176,000	2,820,288
SLM Corp. FRS Senior Notes 2.35% due 12/15/2020	1,317,000	943,630

		3,763,918

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 04/14/2011†	400,000	29,000
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†	578,000	43,350

123

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†	$1,000,000	$72,500

		144,850

Finance - Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	130,000	129,155

Insurance - Life/Health — 2.3%
Allstate Life Global Funding Trusts FRS Senior Sec. Notes 0.29% due 11/25/2016	1,744,000	1,714,352
Pacific Life Global Funding FRS Bonds 2.14% due 02/06/2016*	6,000,000	5,940,000
Pacific Life Global Funding FRS Senior Notes 2.29% due 06/02/2018*	300,000	291,906
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	307,000	343,517
Prudential Financial, Inc. FRS Senior Notes 2.71% due 05/23/2018	2,000,000	2,030,000

		10,319,775

Insurance - Multi-line — 1.2%
Monumental Global Funding III FRS Senior Sec. Notes 2.38% due 05/22/2018*	5,000,000	5,324,590

Insurance - Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.30% due 11/03/2020	308,000	305,955

Metal - Copper — 0.1%
Freeport - McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	753,000	679,583

Oil Companies - Exploration & Production — 0.2%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	385,000	422,346
Apache Corp. Senior Notes 2.63% due 01/15/2023	400,000	377,717

		800,063

Oil Companies - Integrated — 0.1%
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	522,000	501,134

Pipelines — 0.1%
Kinder Morgan, Inc. Company Guar. Notes 2.00% due 12/01/2017	456,000	442,318

Property Trust — 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC Company Guar. Notes 3.25% due 10/05/2020*	914,000	920,626

Security Description	Principal Amount**	Value (Note 2)

Real Estate Investment Trusts — 0.1%
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	$128,000	$127,331
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027*	406,000	386,625
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026*	111,000	114,016

		627,972

Special Purpose Entity — 0.7%
Hartford Life Institutional Funding FRS Senior Sec. Notes 2.47% due 05/08/2018*(3)	3,000,000	3,021,270

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	270,000	231,186

Steel - Specialty — 0.3%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	1,880,000	1,447,600

Telephone - Integrated — 0.1%
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	428,000	400,928

Total U.S. Corporate Bonds & Notes
(cost $78,961,100)		77,863,742

FOREIGN CORPORATE BONDS & NOTES — 5.7%
Banks - Commercial — 1.2%
Banco Santander Chile FRS Senior Notes 1.22% due 04/11/2017*	800,000	794,200
Bank of Montreal Senior Notes 2.38% due 01/25/2019	400,000	404,951
Barclays Bank PLC FRS Senior Notes 0.00% due 03/10/2017	2,466,000	2,435,175
BNP Paribas US LLC FRS Company Guar. Notes 0.25% due 04/03/2017	674,000	664,092
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	600,000	602,460
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.45% due 10/20/2020	500,000	496,042

		5,396,920

Banks - Money Center — 0.3%
ABN AMRO Bank NV VRS Sub. Notes 6.25% due 09/13/2022	1,000,000	1,055,000
Royal Bank of Scotland NV Company Guar. Notes 4.65% due 06/04/2018	300,000	311,382

		1,366,382

124

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Chemicals - Plastics — 0.1%
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	$320,000	$275,600

Diversified Banking Institutions — 2.5%
Royal Bank of Scotland PLC FRS Company Guar. Notes 1.95% due 03/31/2018	2,000,000	2,002,080
Societe Generale SA FRS Company Guar. Notes 3.60% due 05/03/2023(3)	10,000,000	9,555,000

		11,557,080

Diversified Financial Services — 0.2%
GE Capital International Funding Co. Company Guar. Notes 0.96% due 04/15/2016*	846,000	847,025

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/27/2017*	350,000	331,188
Teck Resources, Ltd. Company Guar. Notes 2.50% due 02/01/2018#	509,000	397,020

		728,208

Electric - Generation — 0.1%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*	320,000	316,175

Gold Mining — 0.5%
Goldcorp, Inc. Senior Notes 3.63% due 06/09/2021	789,000	757,234
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	462,000	407,161
Kinross Gold Corp. Company Guar. Notes 5.13% due 09/01/2021#	475,000	417,895
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	1,036,000	816,431

		2,398,721

Insurance - Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	162,000	152,908

Medical - Generic Drugs — 0.3%
Actavis Funding SCS FRS Company Guar. Notes 1.29% due 09/01/2016	1,066,000	1,068,520
Actavis Funding SCS FRS Company Guar. Notes 1.42% due 03/12/2018	439,000	440,358

		1,508,878

Oil Companies - Integrated — 0.1%
Petrobras Global Finance BV FRS Company Guar. Notes 2.46% due 01/15/2019	500,000	396,250

Security Description	Principal Amount**	Value (Note 2)

Telephone - Integrated — 0.3%
Telefonica Emisiones SAU FRS Company Guar. Notes 0.98% due 06/23/2017	$1,200,000	$1,196,198

Total Foreign Corporate Bonds & Notes
(cost $27,278,052)		26,140,345

U.S. GOVERNMENT AGENCIES — 3.3%
Federal Home Loan Bank — 0.1%
Federal Home Loan Bank FRS 2.00% due 05/13/2025	500,000	500,668

Federal Home Loan Mtg. Corp. — 2.0%
Federal Home Loan Mtg. Corp. REMIC FRS(4)
Series 4012, Class NF 0.65% due 12/15/2038	1,164,070	1,176,567
Series 3925, Class FL 0.65% due 01/15/2041	1,168,450	1,177,538
Series 4001, Class FM 0.70% due 02/15/2042	630,300	635,716
Series 3355, Class BF 0.90% due 08/15/2037	724,770	736,413
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS(4) Series 2014-DN2, Class M2 1.87% due 04/25/2024	2,500,000	2,472,488
Series 2014-DN1, Class M2 2.40% due 02/25/2024	1,685,000	1,687,902
Series 2015-HQ1, Class M2 2.42% due 03/25/2025	1,000,000	1,001,508

		8,888,132

Federal National Mtg. Assoc. — 1.1%
Fannie Mae Connecticut Avenue Securities FRS(4)
Series 2014-C01, Class M1
1.82% due 01/25/2024	17,437	17,456
Series 2013-C01, Class M1
2.22% due 10/25/2023	354,810	357,713
Federal National Mtg. Assoc. REMIC FRS(4)
Series 2012-93, Class BF
0.62% due 09/25/2042	1,642,437	1,652,604
Series 2011-103, Class FD
0.67% due 05/25/2040	2,847,982	2,858,194

		4,885,967

Government National Mtg. Assoc. — 0.1%
Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 0.75% due 02/16/2040(4)	624,045	630,719

Total U.S. Government Agencies
(cost $14,879,741)		14,905,486

U.S. GOVERNMENT TREASURIES — 54.3%
United States Treasury Bonds TIPS(5) — 23.4%
0.75% due 02/15/2045	5,109,644	4,541,395
1.38% due 02/15/2044	4,375,071	4,540,273
1.75% due 01/15/2028	19,195,865	21,296,411
2.00% due 01/15/2026	9,603,269	10,797,301
2.13% due 02/15/2040	2,642,256	3,169,365
2.13% due 02/15/2041	4,531,164	5,461,706
2.38% due 01/15/2025	3,787,170	4,355,049
2.50% due 01/15/2029	9,420,805	11,348,386
3.63% due 04/15/2028	13,241,070	17,580,447
3.88% due 04/15/2029	17,008,008	23,494,743

		106,585,076

125

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount**/ Shares		Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 30.9%
0.13% due 04/15/2016 TIPS(5)		$13,233,064	$13,167,243
0.13% due 04/15/2017 TIPS(5)		19,694,834	19,668,935
0.13% due 04/15/2018 TIPS(5)		14,977,770	14,976,212
0.13% due 04/15/2019 TIPS(5)		3,940,218	3,928,775
0.13% due 04/15/2020 TIPS(5)		2,552,417	2,531,015
0.13% due 07/15/2022 TIPS(5)		3,621,660	3,539,514
0.13% due 01/15/2023 TIPS(5)		13,401,830	12,956,327
0.13% due 07/15/2024 TIPS(5)		5,261,288	5,044,601
0.25% due 01/15/2025 TIPS(5)		4,520,970	4,357,261
0.38% due 07/15/2025 TIPS(5)		3,267,770	3,195,990
0.63% due 07/15/2021 TIPS(5)		1,055,790	1,071,091
0.63% due 01/15/2024 TIPS(5)		1,825,496	1,822,215
1.13% due 01/15/2021 TIPS(5)		9,246,215	9,598,246
1.25% due 07/15/2020 TIPS(5)		3,273,360	3,423,601
1.38% due 07/15/2018 TIPS(5)		12,028,041	12,484,421
1.38% due 01/15/2020 TIPS(5)		6,602,400	6,900,366
1.63% due 03/31/2019		500,000	504,531
1.88% due 07/15/2019 TIPS(5)		1,671,690	1,780,982
2.00% due 01/15/2016 TIPS(5)		5,994,550	5,991,972
2.38% due 01/15/2017 TIPS(5)		4,719,880	4,840,520
2.63% due 07/15/2017 TIPS(5)		8,725,788	9,136,738

			140,920,556

Total U.S. Government Treasuries
(cost $236,251,176)			247,505,632

FOREIGN GOVERNMENT OBLIGATIONS — 10.1%
Regional Authority — 0.1%
Province of Manitoba Canada Senior Notes 2.05% due 11/30/2020		400,000	400,143

Sovereign — 10.0%
Commonwealth of Australia Bonds 2.50% due 09/20/2030(5)	AUD	3,110,525	2,746,812
Commonwealth of Australia Bonds 3.00% due 09/20/2025(5)	AUD	15,535,960	13,767,740
Government of Canada Bonds 1.50% due 12/01/2044(5)	CAD	1,209,494	1,079,030
Government of Canada Bonds 4.25% due 12/01/2021(5)	CAD	18,145,563	17,282,750
Republic of Italy Bonds 1.25% due 09/15/2032*(5)	EUR	1,992,980	2,251,446
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 03/22/2029(5)	GBP	3,838,010	6,485,287
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 03/22/2044(5)	GBP	1,177,968	2,276,767

			45,889,832

Total Foreign Government Obligations
(cost $53,220,962)			46,289,975

PREFERRED SECURITIES — 1.9%
Banks - Commercial — 0.2%
HSBC USA, Inc. FRS Series F 3.50%#		46,918	1,042,049

Banks - Money Center — 0.1%
UBS Preferred Funding Trust IV FRS 0.90%#		21,000	410,760

Security Description	Principal Amount**/ Shares		Value (Note 2)

Banks - Super Regional — 0.2%
Wells Fargo & Co. FRS 5.85%		40,000	$1,032,000

Electric - Integrated — 0.0%
Alabama Power Co. 6.50%		770	21,652

Finance - Consumer Loans — 0.6%
Navient Corp. FRS 2.20%#		84,412	2,013,226
Navient Corp. FRS 2.25%		33,871	772,259

			2,785,485

Insurance - Life/Health — 0.8%
Prudential Financial, Inc. FRS 2.60%		138,486	3,545,242

Total Preferred Securities (cost $8,837,331)			8,837,188

PREFERRED SECURITIES/CAPITAL SECURITIES — 3.5%
Banks - Commercial — 0.2%
Banco do Brasil SA VRS 9.00% due 06/18/2024*(6)		800,000	555,000
Corestates Capital II FRS 0.97% due 01/15/2027*		512,000	442,957

			997,957

Banks - Fiduciary — 0.2%
UBS Preferred Funding Trust V FRS 6.24% due 05/15/2016#(6)		600,000	609,000

Banks - Super Regional — 0.3%
PNC Preferred Funding Trust II FRS 1.56% due 03/15/2017*(6)		1,000,000	896,250
SunTrust Capital III FRS 0.99% due 03/15/2028		707,000	569,700

			1,465,950

Diversified Banking Institutions — 0.9%
BAC Capital Trust XIV FRS 4.00% due 12/21/2015(6)		1,800,000	1,356,750
BNP Paribas SA FRS 7.44% due 10/23/2017(6)	GBP	200,000	317,561
JP Morgan Chase Capital XIII FRS Series M 1.28% due 09/30/2034		1,039,000	867,565
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(6)		635,000	642,099
MUFG Capital Finance 1, Ltd. FRS 6.35% due 07/25/2016(6)		255,000	261,248
Societe Generale SA VRS 7.88% due 12/18/2023*#(6)		500,000	505,600

			3,950,823

Electric - Integrated — 0.2%
Dominion Resources, Inc. FRS 2.63% due 09/30/2066		1,200,000	935,747

Insurance - Multi-line — 1.0%
Genworth Holdings, Inc. FRS 6.15% due 11/15/2066		800,000	304,000
XL Group PLC FRS 6.50% due 04/15/2017(6)		4,083,000	3,184,740
ZFS Finance USA Trust V FRS 6.50% due 05/09/2067*		1,000,000	1,025,000

			4,513,740

126

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount**/ Shares	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Insurance - Property/Casualty — 0.1%
ZFS Finance USA Trust II FRS 6.45% due 12/15/2065*	500,000	$506,250

Insurance - Reinsurance — 0.2%
Swiss Re Capital I LP FRS 6.85% due 05/25/2016*(6)	1,000,000	1,013,378

Pipelines — 0.1%
DCP Midstream LLC FRS 5.85% due 05/21/2043*	493,000	389,470

Special Purpose Entity — 0.3%
Goldman Sachs Capital III FRS 4.00% due 01/04/2016(6)	1,900,000	1,368,000

Total Preferred Securities/Capital Securities
(cost $18,042,510)		15,750,315

Total Long-Term Investment Securities
(cost $439,286,928)		439,089,500

SHORT-TERM INVESTMENT SECURITIES — 3.6%
Certificates of Deposit — 0.7%
Banco Bilbao Vizcaya Argentaria NY FRS 1.21% due 05/16/2016	$3,000,000	2,993,469

Registered Investment Companies — 0.4%
State Street Navigator Securities Lending Prime Portfolio 0.24%(7)(8)	1,762,313	1,762,313

Time Deposits — 2.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2015	11,627,000	11,627,000

Total Short-Term Investment Securities
(cost $16,386,625)		16,382,782

TOTAL INVESTMENTS
(cost $455,673,553)(9)	99.9%	455,472,282
Other assets less liabilities	0.1	648,518

NET ASSETS	100.0%	$456,120,800

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2015, the aggregate value of these securities was $28,306,781 representing 6.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan; (see Note 2.)
**	Denominated in United States Dollars unless otherwise indicated.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of November 30, 2015.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	Collateralized Mortgage Obligation
(5)	Principal amount of security is adjusted for inflation.
(6)	Perpetual maturity — maturity date reflects the next call date.
(7)	At November 30, 2015, the Fund had loaned securities with a total value of $1,718,885. This was secured by collateral of $1,762,313, which was received in cash and subsequently invested in short-term investments currently valued at $1,762,313 as reported in the Portfolio of Investments.
(8)	The rate shown is the 7-day yield as of November 30, 2015.
(9)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro Dollar

GBP—British Pound

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2015, and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$1,796,817	$—	$1,796,817
U.S. Corporate Bonds & Notes:
Special Purpose Entity	—	—	3,021,270	3,021,270
Other Industries	—	74,842,472	—	74,842,472
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	2,002,080	9,555,000	11,557,080
Other Industries	—	14,583,265	—	14,583,265
U.S. Government Agencies	—	14,905,486	—	14,905,486
U.S. Government Treasuries	—	247,505,632	—	247,505,632
Foreign Government Obligations	—	46,289,975	—	46,289,975
Preferred Securities	8,837,188	—	—	8,837,188
Preferred Securities/Capital Securities	—	15,750,315	—	15,750,315
Short-Term Investment Securities:
Registered Investment Companies	1,762,313	—	—	1,762,313
Other Short-Term Investment Securities	—	14,620,469	—	14,620,469

Total Investments at Value	$10,599,501	$432,296,511	$12,576,270	$455,472,282

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

127

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 5/31/2015	$3,042,960	$9,440,000
Accrued discounts	—	—
Accrued premiums	(20,418)	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation (1)	—	115,000
Change in unrealized depreciation (1)	(1,272)	—
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 11/30/2015	$3,021,270	$9,555,000

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2015 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$(1,272)	$115,000

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at November 30, 2015.

The Fund’s securities classified as Level 3, with a fair value of $12,576,270 at November 30, 2015, are attributable to valuations form a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Financial Statements

128

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Registered Investment Companies	11.7%
Medical — Drugs	8.2
Banks — Commercial	6.9
U.S. Government Treasuries	4.7
Exchange — Traded Funds	4.6
Diversified Banking Institutions	4.5
Repurchase Agreements	3.8
Auto — Cars/Light Trucks	3.8
Oil Companies — Integrated	3.2
Telephone — Integrated	2.9
Food — Misc./Diversified	2.5
Insurance — Life/Health	2.1
Insurance — Multi-line	2.0
Electric — Integrated	1.9
Cosmetics & Toiletries	1.8
Brewery	1.6
Tobacco	1.6
Real Estate Investment Trusts	1.5
Chemicals — Diversified	1.4
Transport — Rail	1.2
Food — Retail	1.1
Real Estate Operations & Development	0.9
Retail — Apparel/Shoe	0.9
Electronic Components — Misc.	0.9
Machinery — Electrical	0.9
Gas — Distribution	0.9
Cellular Telecom	0.8
Diversified Manufacturing Operations	0.8
Auto/Truck Parts & Equipment — Original	0.8
Beverages — Wine/Spirits	0.7
Chemicals — Specialty	0.7
Import/Export	0.7
Diversified Minerals	0.7
Soap & Cleaning Preparation	0.6
Insurance — Property/Casualty	0.6
Oil Companies — Exploration & Production	0.6
Finance — Other Services	0.6
Metal — Diversified	0.5
Insurance — Reinsurance	0.5
Enterprise Software/Service	0.5
Industrial Gases	0.5
Rubber — Tires	0.5
Machinery — General Industrial	0.5
Building Products — Cement	0.5
Transport — Services	0.5
Retail — Jewelry	0.5
Real Estate Management/Services	0.5
Aerospace/Defense	0.5
Building — Residential/Commercial	0.5
Building & Construction Products — Misc.	0.5
Commercial Services	0.4
Audio/Video Products	0.4
Finance — Investment Banker/Broker	0.4
Building — Heavy Construction	0.4
Medical — Generic Drugs	0.4
Telecom Services	0.4
Building & Construction — Misc.	0.4
Metal Processors & Fabrication	0.4
Aerospace/Defense — Equipment	0.3
Electronic Components — Semiconductors	0.3
Agricultural Chemicals	0.3
Medical Products	0.3
Textile — Apparel	0.3
Dialysis Centers	0.3
Semiconductor Equipment	0.3
Machinery — Construction & Mining	0.3
Steel — Producers	0.3
Office Automation & Equipment	0.3
Food — Catering	0.3

Multimedia	0.3
Human Resources	0.3
Industrial Automated/Robotic	0.3
Diversified Operations	0.3
Retail — Drug Store	0.3
Power Converter/Supply Equipment	0.3
Water	0.3
Hotels/Motels	0.3
Public Thoroughfares	0.3
Apparel Manufacturers	0.3
Computers — Integrated Systems	0.3
Investment Companies	0.2
Electric Products — Misc.	0.2
Medical — Biomedical/Gene	0.2
Retail — Major Department Stores	0.2
Television	0.2
Advertising Agencies	0.2
Networking Products	0.2
Computer Services	0.2
Medical Instruments	0.2
Machinery — Farming	0.2
Paper & Related Products	0.2
Electronic Measurement Instruments	0.2
Optical Supplies	0.2
Athletic Footwear	0.2
Advertising Services	0.2
Wireless Equipment	0.2
Auto — Heavy Duty Trucks	0.2
Oil Refining & Marketing	0.2
Distribution/Wholesale	0.2
Casino Hotels	0.2
Diversified Operations/Commercial Services	0.2
Electronics — Military	0.2
Satellite Telecom	0.2
Retail — Building Products	0.2
Web Portals/ISP	0.2
Electric — Transmission	0.2
Gold Mining	0.2
Cable/Satellite TV	0.1
Photo Equipment & Supplies	0.1
Security Services	0.1
Airport Development/Maintenance	0.1
Transport — Marine	0.1
Finance — Leasing Companies	0.1
Toys	0.1
Building Products — Air & Heating	0.1
Machine Tools & Related Products	0.1
Commercial Services — Finance	0.1
Transactional Software	0.1
Retail — Discount	0.1
Food — Confectionery	0.1
Resorts/Theme Parks	0.1
Telecommunication Equipment	0.1
Energy — Alternate Sources	0.1
Beverages — Non-alcoholic	0.1
Publishing — Periodicals	0.1
Containers — Paper/Plastic	0.1
E-Commerce/Products	0.1
Bicycle Manufacturing	0.1
Retail — Vision Service Center	0.1
Diversified Financial Services	0.1
Gas — Transportation	0.1
Printing — Commercial	0.1
Computer Aided Design	0.1
Retail — Consumer Electronics	0.1
Private Equity	0.1
Pipelines	0.1
Cruise Lines	0.1
Applications Software	0.1

129

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited) — (continued)

Industry Allocation* (continued)

Computers — Memory Devices	0.1%
Medical — Hospitals	0.1
Rental Auto/Equipment	0.1
Steel Pipe & Tube	0.1
Appliances	0.1
Tools — Hand Held	0.1
Transport — Truck	0.1
Diagnostic Kits	0.1
Motorcycle/Motor Scooter	0.1
Building Products — Doors & Windows	0.1
MRI/Medical Diagnostic Imaging	0.1
Retail — Home Furnishings	0.1
Publishing — Newspapers	0.1

111.2%

Country Allocation*

United States	24.8%
Japan	20.0
United Kingdom	16.3
France	8.2
Switzerland	8.0
Germany	8.0
Australia	5.5
Netherlands	2.9
Spain	2.9
Sweden	2.5
Hong Kong	2.0
Italy	1.9
Denmark	1.6
Belgium	1.2
Singapore	1.0
Jersey	0.9
Finland	0.8
Israel	0.5
Cayman Islands	0.5
Norway	0.5
Ireland	0.4
Luxembourg	0.2
Austria	0.2
Bermuda	0.2
New Zealand	0.1
Portugal	0.1

111.2%

*	Calculated as a percentage of net assets

130

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 86.4%
Australia — 5.5%
AGL Energy, Ltd.	50,755	$607,485
Alumina, Ltd.#	197,532	160,712
Amcor, Ltd.	93,991	919,013
AMP, Ltd.	227,997	957,996
APA Group	84,538	544,127
Aristocrat Leisure, Ltd.	40,794	279,976
Asciano, Ltd.	76,186	471,086
ASX, Ltd.	14,935	447,053
Aurizon Holdings, Ltd.	161,995	652,552
AusNet Services	131,509	143,137
Australia & New Zealand Banking Group, Ltd.	210,925	4,141,488
Bank of Queensland, Ltd.	27,861	275,236
Bendigo & Adelaide Bank, Ltd.	33,627	271,401
BGP Holdings PLC†(1)(2)	835,027	0
BHP Billiton, Ltd.	246,625	3,226,519
Boral, Ltd.#	61,189	250,908
Brambles, Ltd.	121,910	960,121
Caltex Australia, Ltd.	20,446	507,474
CIMIC Group, Ltd.	7,987	144,694
Coca-Cola Amatil, Ltd.	44,505	290,640
Cochlear, Ltd.	4,434	302,613
Commonwealth Bank of Australia	128,658	7,390,603
Computershare, Ltd.	36,757	309,688
Crown Resorts, Ltd.#	28,179	237,212
CSL, Ltd.	35,426	2,564,827
Dexus Property Group	72,260	401,345
Flight Centre Travel Group, Ltd.#	4,399	114,465
Fortescue Metals Group, Ltd.#	128,473	182,107
Goodman Group	133,938	592,808
GPT Group	130,772	436,933
Harvey Norman Holdings, Ltd.#	41,371	122,072
Healthscope, Ltd.	85,336	166,013
Iluka Resources, Ltd.	32,753	136,200
Incitec Pivot, Ltd.	129,131	353,005
Insurance Australia Group, Ltd.#	181,806	728,411
LendLease Group	42,775	394,420
Macquarie Group, Ltd.	22,533	1,326,647
Medibank Private, Ltd.	210,107	352,523
Mirvac Group	287,211	387,381
National Australia Bank, Ltd.	198,576	4,220,704
Newcrest Mining, Ltd.†	58,287	459,891
Orica, Ltd.#	29,022	331,622
Origin Energy, Ltd.	84,611	342,668
Platinum Asset Management, Ltd.#	17,244	100,640
Qantas Airways, Ltd.	39,676	104,445
QBE Insurance Group, Ltd.	103,202	930,707
Ramsay Health Care, Ltd.	10,350	501,877
REA Group, Ltd.	4,157	150,918
Rio Tinto, Ltd.	33,396	1,108,818
Santos, Ltd.#	74,449	215,905
Scentre Group	404,061	1,168,868
SEEK, Ltd.#	25,888	259,864
Sonic Healthcare, Ltd.	29,633	435,684
South32, Ltd.†#	408,752	351,775
Stockland	180,497	522,142
Suncorp Group, Ltd.	99,549	963,998
Sydney Airport	84,807	404,794
Tabcorp Holdings, Ltd.	58,533	193,453
Tatts Group, Ltd.	108,548	326,568
Telstra Corp., Ltd.	325,547	1,261,935
TPG Telecom, Ltd.	21,960	164,056
Transurban Group	144,228	1,081,650
Treasury Wine Estates, Ltd.	50,378	275,801
Vicinity Centres	253,529	496,885
Wesfarmers, Ltd.	86,534	2,383,726
Westfield Corp.†	150,757	1,046,664
Westpac Banking Corp.	238,355	5,541,965

Security Description	Shares	Value (Note 2)

Australia (continued)
Woodside Petroleum, Ltd.	56,890	$1,238,811
Woolworths, Ltd.#	97,394	1,667,205
WorleyParsons, Ltd.#	15,753	66,077

		60,071,007

Austria — 0.2%
ANDRITZ AG	5,683	298,207
Erste Group Bank AG†	21,641	663,994
OMV AG	11,211	319,992
Raiffeisen Bank International AG†#	9,092	142,267
voestalpine AG	8,648	281,421

		1,705,881

Belgium — 1.2%
Ageas	15,818	691,981
Anheuser-Busch InBev SA/NV	61,089	7,871,088
Colruyt SA	5,803	287,551
Delhaize Group	8,072	808,755
Groupe Bruxelles Lambert SA	6,303	517,904
KBC Groep NV	19,283	1,151,100
Proximus SADP	11,801	389,823
Solvay SA#	4,600	529,997
Telenet Group Holding NV†#	4,104	224,132
UCB SA	9,717	867,724
Umicore SA#	7,186	297,203

		13,637,258

Bermuda — 0.2%
Cheung Kong Infrastructure Holdings, Ltd.	46,000	401,950
First Pacific Co., Ltd.	182,000	113,142
Kerry Properties, Ltd.	49,500	140,134
Li & Fung, Ltd.#	446,000	305,446
Noble Group, Ltd.#	333,000	100,333
NWS Holdings, Ltd.	114,000	160,852
Seadrill, Ltd.†#	28,740	170,313
Shangri-La Asia, Ltd.	80,000	74,806
Yue Yuen Industrial Holdings, Ltd.	55,000	197,912

		1,664,888

Cayman Islands — 0.5%
ASM Pacific Technology, Ltd.#	18,500	140,418
Cheung Kong Property Holdings, Ltd.	205,308	1,338,542
CK Hutchison Holdings, Ltd.	204,808	2,678,489
HKT Trust & HKT, Ltd.	204,000	255,742
MGM China Holdings, Ltd.	73,600	97,394
Sands China, Ltd.	185,600	625,972
WH Group, Ltd.†*	448,000	232,278
Wynn Macau, Ltd.#	120,400	150,627

		5,519,462

Denmark — 1.6%
AP Moeller - Maersk A/S, Series A	295	442,434
AP Moeller - Maersk A/S, Series B	548	836,623
Carlsberg A/S, Class B	8,260	702,464
Coloplast A/S, Class B	8,636	700,806
Danske Bank A/S	53,590	1,438,215
DSV A/S	14,033	545,735
ISS A/S	11,175	389,801
Novo Nordisk A/S, Class B	148,784	8,196,653
Novozymes A/S, Class B	18,636	896,031
Pandora A/S	8,354	990,263
TDC A/S	62,075	326,065
Tryg A/S	8,340	162,405
Vestas Wind Systems A/S	17,117	1,116,803
William Demant Holding A/S†	1,754	168,419

		16,912,717

131

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finland — 0.8%
Elisa Oyj	11,218	$417,915
Fortum Oyj	34,254	500,160
Kone OYJ, Class B#	25,563	1,090,877
Metso Oyj#	8,711	216,285
Neste Oyj	9,796	282,347
Nokia OYJ	279,526	2,018,602
Nokian Renkaat Oyj#	8,774	344,387
Orion Oyj, Class B	7,747	258,731
Sampo Oyj, Class A	34,169	1,693,870
Stora Enso Oyj, Class R	42,854	423,343
UPM-Kymmene Oyj	41,298	788,455
Wartsila Oyj Abp#	11,451	514,672

		8,549,644

France — 8.2%
Accor SA	15,928	672,139
Aeroports de Paris	2,302	260,729
Air Liquide SA	26,301	3,209,550
Alcatel-Lucent†	218,838	861,963
Alstom SA†#	16,675	518,232
Arkema SA	4,967	357,853
Atos SE	6,139	502,612
AXA SA	148,470	4,017,337
BNP Paribas SA	80,934	4,798,011
Bollore SA	65,735	302,604
Bouygues SA	15,289	575,552
Bureau Veritas SA	19,989	411,722
Cap Gemini SA	11,752	1,084,215
Carrefour SA	41,820	1,289,316
Casino Guichard Perrachon SA	4,374	250,107
Christian Dior SE	4,195	767,662
Cie de Saint-Gobain	36,238	1,601,556
Cie Generale des Etablissements Michelin	14,446	1,448,451
CNP Assurances	13,363	186,084
Credit Agricole SA	77,324	932,976
Danone SA	44,511	3,119,373
Dassault Systemes	9,964	793,034
Edenred	15,896	329,432
Electricite de France SA#	18,697	278,635
Engie SA	110,824	1,930,832
Essilor International SA	15,747	2,055,562
Eurazeo SA	3,116	209,483
Eutelsat Communications SA	11,799	352,171
Fonciere Des Regions	2,208	195,844
Gecina SA	2,640	318,816
Groupe Eurotunnel SE	36,473	466,087
Hermes International	2,007	706,655
ICADE	2,881	203,273
Iliad SA	2,047	456,558
Imerys SA	2,665	180,627
Ingenico Group SA	4,150	522,435
JCDecaux SA#	5,180	192,045
Kering	5,771	997,221
Klepierre	13,977	634,407
L’Oreal SA	19,293	3,416,361
Lagardere SCA	9,521	280,959
Legrand SA	20,150	1,185,398
LVMH Moet Hennessy Louis Vuitton SE#	21,396	3,588,693
Natixis SA	71,670	434,650
Numericable-SFR SAS†	7,476	320,097
Orange SA	150,854	2,607,534
Pernod Ricard SA	16,393	1,865,366
Peugeot SA†	30,558	545,957
Publicis Groupe SA	14,170	894,087
Remy Cointreau SA#	1,868	132,510

Security Description	Shares	Value (Note 2)

France (continued)
Renault SA	14,699	$1,483,292
Rexel SA	20,699	283,538
Safran SA#	22,172	1,636,996
Sanofi	89,367	7,967,217
Schneider Electric SE	42,162	2,672,775
SCOR SE	11,847	464,629
Societe BIC SA	2,238	368,162
Societe Generale SA	55,414	2,645,183
Sodexo SA	7,379	729,420
Suez Environnement Co.	21,762	412,603
Technip SA	7,801	408,893
Thales SA#	7,184	534,885
TOTAL SA	163,594	8,123,724
Unibail-Rodamco SE	7,523	1,932,262
Valeo SA	5,872	909,205
Veolia Environnement SA	34,199	819,856
Vinci SA	35,943	2,337,776
Vivendi SA	87,559	1,843,733
Wendel SA	2,485	296,159
Zodiac Aerospace	14,647	396,631

		89,529,712

Germany — 8.0%
adidas AG#	16,215	1,569,116
Allianz SE	34,991	6,197,975
Axel Springer SE	3,084	172,174
BASF SE	70,144	5,805,826
Bayer AG	62,819	8,382,707
Bayerische Motoren Werke AG#	25,357	2,767,503
Bayerische Motoren Werke AG (Preference Shares)	4,168	349,434
Beiersdorf AG#	7,835	729,629
Brenntag AG	11,672	637,690
Commerzbank AG†#	81,030	892,079
Continental AG#	8,440	2,039,382
Daimler AG#	73,582	6,587,168
Deutsche Bank AG#	105,766	2,716,012
Deutsche Boerse AG	14,904	1,278,484
Deutsche Lufthansa AG†#	18,384	263,481
Deutsche Post AG#	74,042	2,164,207
Deutsche Telekom AG#	243,167	4,484,504
Deutsche Wohnen AG (BR)	25,453	700,412
E.ON SE#	153,272	1,456,808
Evonik Industries AG	10,522	359,524
Fraport AG Frankfurt Airport Services Worldwide#	2,902	177,497
Fresenius Medical Care AG & Co. KGaA#	16,752	1,384,087
Fresenius SE & Co. KGaA	29,283	2,149,947
FUCHS PETROLUB SE (Preference Shares)	5,656	267,867
GEA Group AG	13,910	577,283
Hannover Rueck SE#	4,685	548,205
HeidelbergCement AG	10,976	873,927
Henkel AG & Co. KGaA	7,946	762,717
Henkel AG & Co. KGaA# (Preference Shares)	13,665	1,552,058
HUGO BOSS AG	5,087	440,615
Infineon Technologies AG#	87,377	1,295,224
K+S AG#	13,462	383,175
Kabel Deutschland Holding AG	1,703	208,359
LANXESS AG#	7,163	364,781
Linde AG#	14,239	2,486,056
MAN SE#	2,728	270,731
Merck KGaA	9,795	1,003,223
METRO AG	12,621	420,844
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,695	2,558,510
OSRAM Licht AG	7,019	296,340

132

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Germany (continued)
Porsche Automobil Holding SE (Preference Shares)	11,930	$626,198
ProSiebenSat.1 Media SE	16,677	875,718
RWE AG#	37,591	432,516
SAP SE#	74,673	5,884,833
Siemens AG	60,150	6,236,941
Symrise AG	9,400	636,216
Telefonica Deutschland Holding AG#	45,185	254,026
ThyssenKrupp AG#	27,976	595,447
TUI AG	16,390	272,028
United Internet AG	9,138	487,082
Volkswagen AG	2,675	399,352
Volkswagen AG# (Preference Shares)	12,514	1,739,310
Vonovia SE	35,308	1,094,332

		87,109,560

Hong Kong — 2.0%
AIA Group, Ltd.	915,400	5,478,150
Bank of East Asia, Ltd.#	96,600	350,720
BOC Hong Kong Holdings, Ltd.	289,000	892,706
Cathay Pacific Airways, Ltd.#	90,000	159,026
CLP Holdings, Ltd.	145,000	1,210,913
Galaxy Entertainment Group, Ltd.	178,000	522,284
Hang Lung Properties, Ltd.	171,000	403,601
Hang Seng Bank, Ltd.	58,900	1,067,325
Henderson Land Development Co., Ltd.	88,000	543,087
Hong Kong & China Gas Co., Ltd.#	532,400	1,050,593
Hong Kong Exchanges and Clearing, Ltd.	85,000	2,218,883
Hysan Development Co., Ltd.	47,000	198,221
Link REIT	178,000	1,089,334
MTR Corp., Ltd.(7)	109,500	508,419
New World Development Co., Ltd.	398,000	398,336
PCCW, Ltd.	310,000	183,918
Power Assets Holdings, Ltd.	105,500	939,553
Sino Land Co., Ltd.	226,000	333,457
SJM Holdings, Ltd.#	148,000	108,803
Sun Hung Kai Properties, Ltd.	129,000	1,598,888
Swire Pacific, Ltd., Class A	48,000	527,765
Swire Properties, Ltd.	88,800	257,119
Techtronic Industries Co., Ltd.	104,500	425,227
Wharf Holdings, Ltd.	103,000	588,499
Wheelock & Co., Ltd.	67,000	289,484

		21,344,311

Ireland — 0.4%
Bank of Ireland†	2,119,954	790,662
CRH PLC	62,285	1,832,731
James Hardie Industries PLC CDI	35,168	416,092
Kerry Group PLC, Class A	12,203	984,902
Ryanair Holdings PLC#	13,929	208,609

		4,232,996

Isle of Man — 0.0%
Genting Singapore PLC#	469,000	252,696

Israel — 0.5%
Azrieli Group	2,769	106,639
Bank Hapoalim BM	81,463	421,250
Bank Leumi Le-Israel BM†	102,146	369,108
Bezeq The Israeli Telecommunication Corp., Ltd.	147,227	317,153
Delek Group, Ltd.	361	81,346
Israel Chemicals, Ltd.	34,306	172,525
Israel Corp., Ltd.	207	45,976
Mizrahi Tefahot Bank, Ltd.	10,606	125,495
NICE-Systems, Ltd.	4,513	274,169
Teva Pharmaceutical Industries, Ltd.	65,786	4,028,841

		5,942,502

Security Description	Shares	Value (Note 2)

Italy — 1.9%
Assicurazioni Generali SpA	90,574	$1,722,527
Atlantia SpA	32,184	850,100
Banca Monte dei Paschi di Siena SpA†	192,260	301,855
Banco Popolare SC†	28,292	408,025
Enel Green Power SpA#	135,300	285,759
Enel SpA	536,508	2,366,021
Eni SpA	195,650	3,187,529
EXOR SpA	7,743	347,032
Finmeccanica SpA†	30,471	441,381
Intesa Sanpaolo SpA	969,103	3,325,645
Intesa Sanpaolo SpA RSP	72,633	228,226
Luxottica Group SpA	12,980	868,097
Mediobanca SpA#	46,173	442,472
Prysmian SpA	15,708	343,543
Saipem SpA†#	20,254	175,047
Snam SpA	157,294	799,369
Telecom Italia SpA†#	789,877	1,021,482
Telecom Italia SpA RSP	471,452	542,943
Terna Rete Elettrica Nazionale SpA#	117,022	576,160
UniCredit SpA	363,959	2,136,124
Unione di Banche Italiane SpA	66,263	450,865
UnipolSai SpA	69,887	180,315

		21,000,517

Japan — 20.0%
ABC-Mart, Inc.	1,900	103,412
Acom Co., Ltd.†#	30,900	153,370
Aeon Co., Ltd.#	48,800	757,173
AEON Financial Service Co., Ltd.	8,600	198,128
Aeon Mall Co., Ltd.	8,700	149,476
Air Water, Inc.	12,000	194,768
Aisin Seiki Co., Ltd.	14,700	588,716
Ajinomoto Co., Inc.	43,000	985,926
Alfresa Holdings Corp.	13,500	267,587
Alps Electric Co., Ltd.	13,102	411,899
Amada Holdings Co., Ltd.#	26,000	255,987
ANA Holdings, Inc.	90,000	253,331
Aozora Bank, Ltd.	88,000	310,252
Asahi Glass Co., Ltd.#	78,000	458,749
Asahi Group Holdings, Ltd.	29,600	928,156
Asahi Kasei Corp.	96,000	656,715
Asics Corp.#	12,400	283,256
Astellas Pharma, Inc.	160,000	2,253,128
Bandai Namco Holdings, Inc.	13,600	302,824
Bank of Kyoto, Ltd.	26,000	242,258
Bank of Yokohama, Ltd.	88,000	517,920
Benesse Holdings, Inc.#	5,000	126,726
Bridgestone Corp.	50,100	1,782,600
Brother Industries, Ltd.	18,000	215,386
Calbee, Inc.#	5,500	227,417
Canon, Inc.	80,900	2,442,115
Casio Computer Co., Ltd.#	16,100	355,089
Central Japan Railway Co.	11,000	1,964,541
Chiba Bank, Ltd.	56,000	386,223
Chubu Electric Power Co., Inc.	49,700	685,747
Chugai Pharmaceutical Co., Ltd.#	17,100	597,319
Chugoku Bank, Ltd.	12,900	178,881
Chugoku Electric Power Co., Inc.	22,900	293,366
Citizen Holdings Co., Ltd.#	20,200	149,326
COLOPL, Inc.#	3,779	76,409
Credit Saison Co., Ltd.#	11,300	213,332
Dai Nippon Printing Co., Ltd.	43,000	420,219
Dai-ichi Life Insurance Co., Ltd.#	82,200	1,422,307
Daicel Corp.	20,000	292,770
Daihatsu Motor Co., Ltd.#	14,700	190,825

133

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Daiichi Sankyo Co., Ltd.#	48,500	$999,549
Daikin Industries, Ltd.#	17,900	1,257,799
Daito Trust Construction Co., Ltd.	5,400	561,056
Daiwa House Industry Co., Ltd.	46,200	1,286,920
Daiwa Securities Group, Inc.#	127,000	821,528
Denso Corp.	37,300	1,779,552
Dentsu, Inc.	16,700	937,425
Don Quijote Holdings Co., Ltd.	9,000	356,418
East Japan Railway Co.	25,900	2,444,825
Eisai Co., Ltd.	19,200	1,247,298
Electric Power Development Co., Ltd.	10,800	345,232
FamilyMart Co., Ltd.	4,500	200,691
FANUC Corp.	15,400	2,742,226
Fast Retailing Co., Ltd.#	4,000	1,617,547
Fuji Electric Co., Ltd.	43,000	198,058
Fuji Heavy Industries, Ltd.	45,400	1,876,484
FUJIFILM Holdings Corp.	35,500	1,437,880
Fujitsu, Ltd.	140,000	706,937
Fukuoka Financial Group, Inc.	58,000	281,284
GungHo Online Entertainment, Inc.#	31,300	96,621
Gunma Bank, Ltd.	28,000	168,091
Hachijuni Bank, Ltd.	31,000	187,612
Hakuhodo DY Holdings, Inc.	17,900	192,232
Hamamatsu Photonics KK#	10,600	265,646
Hankyu Hanshin Holdings, Inc.	87,000	556,913
Hikari Tsushin, Inc.	1,200	86,369
Hino Motors, Ltd.	19,300	234,391
Hirose Electric Co., Ltd.#	2,400	292,055
Hiroshima Bank, Ltd.#	38,000	216,084
Hisamitsu Pharmaceutical Co., Inc.#	4,300	183,387
Hitachi Chemical Co., Ltd.	8,000	133,225
Hitachi Construction Machinery Co., Ltd.#	8,300	130,265
Hitachi High-Technologies Corp.	4,700	129,622
Hitachi Metals, Ltd.	17,000	220,406
Hitachi, Ltd.#	369,000	2,178,029
Hokuhoku Financial Group, Inc.	92,000	195,061
Hokuriku Electric Power Co.	13,000	177,734
Honda Motor Co., Ltd.	124,900	4,060,518
Hoya Corp.	32,800	1,329,586
Hulic Co., Ltd.	18,400	168,903
Ibiden Co., Ltd.#	9,100	142,673
Idemitsu Kosan Co., Ltd.	6,700	110,923
IHI Corp.#	104,000	272,039
Iida Group Holdings Co., Ltd.	12,400	241,150
Inpex Corp.#	72,500	719,994
Isetan Mitsukoshi Holdings, Ltd.#	25,600	390,343
Isuzu Motors, Ltd.	46,200	519,797
ITOCHU Corp.	120,700	1,472,716
Itochu Techno-Solutions Corp.	3,400	70,237
Iyo Bank, Ltd.	18,600	185,396
J. Front Retailing Co., Ltd.	18,400	303,578
Japan Airlines Co., Ltd.	9,300	318,058
Japan Airport Terminal Co., Ltd.#	3,200	161,430
Japan Exchange Group, Inc.	39,800	623,997
Japan Prime Realty Investment Corp.	59	203,696
Japan Real Estate Investment Corp.	91	433,193
Japan Retail Fund Investment Corp.	176	336,702
Japan Tobacco, Inc.	84,100	3,012,843
JFE Holdings, Inc.#	37,800	596,325
JGC Corp.#	15,000	254,915
Joyo Bank, Ltd.	51,000	236,564
JSR Corp.#	13,700	215,683
JTEKT Corp.	15,600	288,429
JX Holdings, Inc.	176,100	714,271
Kajima Corp.#	63,000	345,963

Security Description	Shares	Value (Note 2)

Japan (continued)
Kakaku.com, Inc.#	11,300	$215,535
Kamigumi Co., Ltd.	17,000	149,838
Kaneka Corp.	21,000	207,100
Kansai Electric Power Co., Inc.†	54,000	605,361
Kansai Paint Co., Ltd.	17,000	268,188
Kao Corp.	38,300	1,963,536
Kawasaki Heavy Industries, Ltd.#	109,000	432,989
KDDI Corp.	134,700	3,346,162
Keihan Electric Railway Co., Ltd.#	38,000	253,436
Keikyu Corp.#	35,000	283,469
Keio Corp.	44,000	361,365
Keisei Electric Railway Co., Ltd.#	20,000	240,130
Keyence Corp.	3,500	1,896,994
Kikkoman Corp.#	12,000	395,288
Kintetsu Group Holdings Co., Ltd.#	140,000	536,799
Kirin Holdings Co., Ltd.	62,900	884,739
Kobe Steel, Ltd.	234,000	273,729
Koito Manufacturing Co., Ltd.	7,400	300,569
Komatsu, Ltd.	71,600	1,184,221
Konami Holdings Corp.#	7,600	177,868
Konica Minolta, Inc.	37,200	391,038
Kose Corp.	2,279	238,453
Kubota Corp.	85,000	1,417,933
Kuraray Co., Ltd.	26,500	337,331
Kurita Water Industries, Ltd.	7,700	166,197
Kyocera Corp.	24,600	1,140,473
Kyowa Hakko Kirin Co., Ltd.#	16,000	281,917
Kyushu Electric Power Co., Inc.†#	33,000	346,084
Lawson, Inc.	4,900	372,177
LIXIL Group Corp.#	20,400	476,939
M3, Inc.#	14,900	327,776
Mabuchi Motor Co., Ltd.#	3,600	207,344
Makita Corp.#	9,200	522,405
Marubeni Corp.	125,000	692,526
Marui Group Co., Ltd.#	18,300	271,452
Maruichi Steel Tube, Ltd.#	3,500	96,954
Mazda Motor Corp.#	41,700	866,351
McDonald’s Holdings Co. Japan, Ltd.#	5,000	121,446
Medipal Holdings Corp.	10,300	180,480
MEIJI Holdings Co., Ltd.	9,200	736,149
Minebea Co., Ltd.#	24,000	263,396
Miraca Holdings, Inc.	4,300	191,072
Mitsubishi Chemical Holdings Corp.	105,000	688,087
Mitsubishi Corp.	106,000	1,784,175
Mitsubishi Electric Corp.	148,000	1,638,700
Mitsubishi Estate Co., Ltd.	96,000	2,019,431
Mitsubishi Gas Chemical Co., Inc.#	28,000	151,714
Mitsubishi Heavy Industries, Ltd.#	232,000	1,187,516
Mitsubishi Logistics Corp.#	8,000	111,844
Mitsubishi Materials Corp.#	84,000	296,832
Mitsubishi Motors Corp.#	50,000	445,167
Mitsubishi Tanabe Pharma Corp.	17,100	298,799
Mitsubishi UFJ Financial Group, Inc.	968,100	6,212,827
Mitsubishi UFJ Lease & Finance Co., Ltd.	38,300	201,301
Mitsui & Co., Ltd.	130,700	1,603,225
Mitsui Chemicals, Inc.#	61,000	254,208
Mitsui Fudosan Co., Ltd.	71,000	1,790,284
Mitsui OSK Lines, Ltd.#	83,000	216,434
Mixi, Inc.	2,800	114,639
Mizuho Financial Group, Inc.	1,771,200	3,575,493
MS&AD Insurance Group Holdings, Inc.	38,500	1,085,881
Murata Manufacturing Co., Ltd.	15,300	2,373,924
Nabtesco Corp.	8,800	184,221
Nagoya Railroad Co., Ltd.#	63,000	253,842
NEC Corp.	199,000	666,028

134

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Nexon Co., Ltd.	10,000	$158,652
NGK Insulators, Ltd.#	20,000	463,851
NGK Spark Plug Co., Ltd.#	14,000	381,560
NH Foods, Ltd.	12,000	231,909
NHK Spring Co., Ltd.	12,200	125,370
Nidec Corp.	16,600	1,283,500
Nikon Corp.#	26,100	350,262
Nintendo Co., Ltd.#	8,000	1,228,595
Nippon Building Fund, Inc.	105	495,573
Nippon Electric Glass Co., Ltd.#	29,000	160,902
Nippon Express Co., Ltd.	65,000	293,582
Nippon Paint Holdings Co., Ltd.#	12,000	300,731
Nippon Prologis REIT, Inc.#	101	177,140
Nippon Steel & Sumitomo Metal Corp.#	58,300	1,170,973
Nippon Telegraph & Telephone Corp.	57,600	2,136,019
Nippon Yusen KK	123,000	319,740
Nissan Motor Co., Ltd.	191,600	2,045,964
Nisshin Seifun Group, Inc.	16,200	254,515
Nissin Foods Holdings Co., Ltd.	4,500	228,473
Nitori Holdings Co., Ltd.	5,200	428,335
Nitto Denko Corp.	12,100	815,448
NOK Corp.	7,200	194,184
Nomura Holdings, Inc.#	276,700	1,641,319
Nomura Real Estate Holdings, Inc.	9,500	186,064
Nomura Research Institute, Ltd.	9,300	351,677
NSK, Ltd.#	35,000	440,414
NTT Data Corp.	9,400	458,164
NTT DOCOMO, Inc.	108,400	2,050,002
NTT Urban Development Corp.#	8,700	84,809
Obayashi Corp.	49,000	452,583
Odakyu Electric Railway Co., Ltd.	47,000	478,018
Oji Holdings Corp.	60,000	260,276
Olympus Corp.	20,800	829,634
Omron Corp.#	15,700	577,112
Ono Pharmaceutical Co., Ltd.	6,200	992,705
Oracle Corp. Japan	2,800	136,474
Oriental Land Co., Ltd.#	15,200	863,968
ORIX Corp.	100,600	1,451,794
Osaka Gas Co., Ltd.	143,000	530,993
Otsuka Corp.	3,600	180,439
Otsuka Holdings Co., Ltd.	29,900	990,513
Panasonic Corp.#	167,130	1,897,353
Park24 Co., Ltd.	7,600	154,346
Rakuten, Inc.#	70,600	890,099
Recruit Holdings Co., Ltd.#	10,861	339,241
Resona Holdings, Inc.	170,600	832,628
Ricoh Co., Ltd.	53,800	551,548
Rinnai Corp.	2,700	241,706
Rohm Co., Ltd.	7,200	387,197
Ryohin Keikaku Co., Ltd.	1,814	391,388
Sankyo Co., Ltd.	3,600	142,421
Sanrio Co., Ltd.#	3,600	85,979
Santen Pharmaceutical Co., Ltd.	28,000	443,997
SBI Holdings, Inc.	15,200	172,250
Secom Co., Ltd.	16,200	1,110,312
Sega Sammy Holdings, Inc.	13,800	149,098
Seibu Holdings, Inc.	9,200	194,164
Seiko Epson Corp.	19,200	302,427
Sekisui Chemical Co., Ltd.	32,000	381,348
Sekisui House, Ltd.	42,400	716,942
Seven & i Holdings Co., Ltd.	58,100	2,605,297
Seven Bank, Ltd.#	45,600	199,662
Sharp Corp.†#	114,000	116,686
Shikoku Electric Power Co., Inc.#	13,700	196,207
Shimadzu Corp.	17,000	275,093

Security Description	Shares	Value (Note 2)

Japan (continued)
Shimamura Co., Ltd.#	1,600	$195,093
Shimano, Inc.	5,900	875,654
Shimizu Corp.	45,000	377,620
Shin-Etsu Chemical Co., Ltd.	31,500	1,781,759
Shinsei Bank, Ltd.	125,000	237,612
Shionogi & Co., Ltd.	22,600	996,162
Shiseido Co., Ltd.#	27,600	660,405
Shizuoka Bank, Ltd.#	40,000	390,902
Showa Shell Sekiyu KK	14,300	126,040
SMC Corp.	4,000	1,059,951
SoftBank Group Corp.	73,400	3,897,773
Sompo Japan Nipponkoa Holdings, Inc.	25,800	795,378
Sony Corp.	95,400	2,462,110
Sony Financial Holdings, Inc.	13,400	246,882
Stanley Electric Co., Ltd.	10,800	239,074
Sumitomo Chemical Co., Ltd.	114,000	653,810
Sumitomo Corp.	87,100	925,128
Sumitomo Dainippon Pharma Co., Ltd.#	12,000	144,370
Sumitomo Electric Industries, Ltd.	58,100	826,898
Sumitomo Heavy Industries, Ltd.	42,000	199,253
Sumitomo Metal Mining Co., Ltd.	40,000	451,015
Sumitomo Mitsui Financial Group, Inc.	96,400	3,678,236
Sumitomo Mitsui Trust Holdings, Inc.#	254,000	969,781
Sumitomo Realty & Development Co., Ltd.	27,000	820,747
Sumitomo Rubber Industries, Ltd.#	13,300	179,566
Suntory Beverage & Food, Ltd.	10,700	417,656
Suruga Bank, Ltd.	13,000	263,168
Suzuken Co., Ltd.	5,800	226,393
Suzuki Motor Corp.	27,600	848,627
Sysmex Corp.	11,100	693,412
T&D Holdings, Inc.	45,000	630,585
Taiheiyo Cement Corp.	89,000	274,736
Taisei Corp.	78,000	480,926
Taisho Pharmaceutical Holdings Co., Ltd.#	2,400	162,600
Taiyo Nippon Sanso Corp.	10,000	95,613
Takashimaya Co., Ltd.	20,000	182,291
Takeda Pharmaceutical Co., Ltd.	60,900	2,959,908
TDK Corp.	9,300	668,603
Teijin, Ltd.	71,000	252,624
Terumo Corp.	22,700	724,703
THK Co., Ltd.	8,600	171,441
Tobu Railway Co., Ltd.#	79,000	385,053
Toho Co., Ltd.#	8,500	226,137
Toho Gas Co., Ltd.#	30,000	186,434
Tohoku Electric Power Co., Inc.	35,100	412,304
Tokio Marine Holdings, Inc.	53,000	1,954,671
Tokyo Electric Power Co., Inc.†	111,700	684,174
Tokyo Electron, Ltd.#	13,300	885,730
Tokyo Gas Co., Ltd.	178,000	850,380
Tokyo Tatemono Co., Ltd.	15,500	186,227
Tokyu Corp.#	87,000	676,353
Tokyu Fudosan Holdings Corp.#	36,900	248,498
TonenGeneral Sekiyu KK	21,000	202,665
Toppan Printing Co., Ltd.	43,000	377,254
Toray Industries, Inc.#	111,000	1,009,009
Toshiba Corp.†#	308,000	752,861
TOTO, Ltd.	10,500	362,510
Toyo Seikan Group Holdings, Ltd.#	12,400	244,071
Toyo Suisan Kaisha, Ltd.	6,000	214,460
Toyoda Gosei Co., Ltd.	4,900	116,509
Toyota Industries Corp.	12,500	663,079
Toyota Motor Corp.	207,900	12,931,684
Toyota Tsusho Corp.	16,200	380,062
Trend Micro, Inc.	7,900	322,161
Unicharm Corp.	28,800	607,350

135

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
United Urban Investment Corp.#	191	$254,460
USS Co., Ltd.	17,099	271,834
West Japan Railway Co.	12,700	802,132
Yahoo Japan Corp.#	110,200	453,870
Yakult Honsha Co., Ltd.#	6,600	325,979
Yamada Denki Co., Ltd.#	51,200	230,421
Yamaguchi Financial Group, Inc.#	15,000	174,005
Yamaha Corp.	12,800	322,340
Yamaha Motor Co., Ltd.#	20,200	493,103
Yamato Holdings Co., Ltd.#	26,800	512,487
Yamazaki Baking Co., Ltd.#	7,000	131,641
Yaskawa Electric Corp.#	17,400	229,691
Yokogawa Electric Corp.#	16,200	193,452
Yokohama Rubber Co., Ltd.	7,500	128,981

		218,171,946

Jersey — 0.9%
Experian PLC	75,467	1,399,164
Glencore PLC	845,813	1,231,967
Petrofac, Ltd.#	19,723	245,065
Randgold Resources, Ltd.	6,735	410,003
Shire PLC	45,195	3,162,446
Wolseley PLC	19,905	1,155,387
WPP PLC	98,752	2,283,010

		9,887,042

Luxembourg — 0.2%
ArcelorMittal#	78,196	383,513
Millicom International Cellular SA SDR	5,078	298,679
RTL Group SA	3,002	262,622
SES SA FDR	23,526	652,977
Subsea 7 SA†#	21,333	169,745
Tenaris SA#	36,410	478,169

		2,245,705

Mauritius — 0.0%
Golden Agri-Resources, Ltd.#	544,000	138,839

Netherlands — 2.9%
Aegon NV	140,574	860,842
Airbus Group SE	45,092	3,260,614
Akzo Nobel NV	18,759	1,334,270
Altice NV, Class A†	19,905	305,785
Altice NV, Class B†	6,635	103,155
ASML Holding NV	26,744	2,471,584
Boskalis Westminster NV	6,682	297,362
CNH Industrial NV#	71,772	528,161
Delta Lloyd NV#	15,346	110,481
Fiat Chrysler Automobiles NV†	68,416	977,292
Gemalto NV	6,122	386,281
Heineken Holding NV	7,781	612,137
Heineken NV	17,699	1,573,781
ING Groep NV CVA	295,721	4,060,209
Koninklijke Ahold NV	68,430	1,488,651
Koninklijke DSM NV	13,410	682,276
Koninklijke KPN NV	245,133	932,642
Koninklijke Philips NV	71,350	1,950,959
Koninklijke Vopak NV#	5,428	235,534
NN Group NV	14,374	490,991
OCI NV†#	6,560	165,615
QIAGEN NV†	18,621	494,506
Randstad Holding NV	9,820	614,115
RELX NV	76,733	1,328,369
STMicroelectronics NV#	50,134	364,321
TNT Express NV	33,779	275,164

Security Description	Shares	Value (Note 2)

Netherlands (continued)
Unilever NV CVA	124,819	$5,476,212
Wolters Kluwer NV	23,393	808,332

		32,189,641

New Zealand — 0.1%
Auckland International Airport, Ltd.	75,233	261,477
Contact Energy, Ltd.	53,878	176,617
Fletcher Building, Ltd.#	53,865	258,479
Meridian Energy, Ltd.	94,457	144,249
Mighty River Power, Ltd.#	51,050	97,450
Ryman Healthcare, Ltd.#	29,175	150,755
Spark New Zealand, Ltd.	141,395	310,399

		1,399,426

Norway — 0.5%
DNB ASA	75,662	995,993
Gjensidige Forsikring ASA	15,648	252,621
Norsk Hydro ASA	103,911	401,748
Orkla ASA	63,821	518,467
Statoil ASA#	84,465	1,306,257
Telenor ASA	57,190	996,978
Yara International ASA	13,858	641,510

		5,113,574

Portugal — 0.1%
Banco Comercial Portugues SA†#	2,719,684	145,398
Banco Espirito Santo SA†(1)(2)	213,818	13,555
EDP - Energias de Portugal SA	178,488	594,974
Galp Energia SGPS SA	29,340	312,162
Jeronimo Martins SGPS SA	19,273	267,466

		1,333,555

Singapore — 1.0%
Ascendas Real Estate Investment Trust	158,000	267,711
CapitaLand Commercial Trust, Ltd.	155,000	143,951
CapitaLand Mall Trust	187,000	252,550
CapitaLand, Ltd.#	197,000	421,779
City Developments, Ltd.	31,000	161,313
ComfortDelGro Corp., Ltd.	157,000	326,121
DBS Group Holdings, Ltd.	132,000	1,544,079
Global Logistic Properties, Ltd.#	238,000	332,395
Hutchison Port Holdings Trust#	438,000	236,520
Jardine Cycle & Carriage, Ltd.#	8,000	181,206
Keppel Corp., Ltd.#	110,000	510,794
Oversea-Chinese Banking Corp., Ltd.#	226,000	1,389,118
Sembcorp Industries, Ltd.#	75,000	172,805
Sembcorp Marine, Ltd.#	63,000	92,007
Singapore Airlines, Ltd.	42,000	302,520
Singapore Exchange, Ltd.#	61,000	326,071
Singapore Press Holdings, Ltd.#	124,000	353,394
Singapore Technologies Engineering, Ltd.	119,000	241,282
Singapore Telecommunications, Ltd.	614,000	1,667,165
StarHub, Ltd.#	46,000	118,379
Suntec Real Estate Investment Trust#	173,000	188,264
United Overseas Bank, Ltd.	97,000	1,333,402
UOL Group, Ltd.#	35,000	151,608
Wilmar International, Ltd.	146,000	296,026
Yangzijiang Shipbuilding Holdings, Ltd.	146,000	113,856

		11,124,316

Spain — 2.9%
Abertis Infraestructuras SA#	35,719	553,063
ACS Actividades de Construccion y Servicios SA	13,353	435,517
Aena SA†*	5,147	583,776
Amadeus IT Holding SA, Class A	34,185	1,371,226

136

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	476,245	$3,952,955
Banco de Sabadell SA#	371,323	685,385
Banco Popular Espanol SA#	136,615	481,376
Banco Santander SA	1,091,535	5,960,053
Bankia SA#	353,009	442,344
Bankinter SA	51,748	374,574
CaixaBank SA#	196,776	720,802
Distribuidora Internacional de Alimentacion SA#	47,731	301,724
Enagas SA	15,529	462,846
Endesa SA	23,965	495,770
Ferrovial SA	33,829	801,336
Gas Natural SDG SA#	26,893	581,772
Grifols SA#	11,529	547,169
Iberdrola SA	412,465	2,889,722
Industria de Diseno Textil SA	83,220	2,994,762
International Consolidated Airlines Group SA#	61,901	527,594
Mapfre SA#	71,430	195,994
Red Electrica Corp. SA	8,328	714,474
Repsol SA	78,411	1,022,723
Telefonica SA	338,363	4,173,781
Zardoya Otis SA#	12,998	157,243

		31,427,981

Sweden — 2.5%
Alfa Laval AB	24,073	445,203
Assa Abloy AB, Class B	77,406	1,646,313
Atlas Copco AB, Class A	51,821	1,389,134
Atlas Copco AB, Class B	30,011	742,550
Boliden AB	21,032	386,552
Electrolux AB, Series B	18,646	547,293
Getinge AB, Class B	15,438	390,827
Hennes & Mauritz AB, Class B	72,864	2,702,596
Hexagon AB, Class B	19,700	714,881
Husqvarna AB, Class B	31,435	204,898
ICA Gruppen AB	5,922	208,585
Industrivarden AB, Class C	12,344	221,071
Investment AB Kinnevik, Class B	18,127	557,623
Investor AB, Class B	35,084	1,337,100
Lundin Petroleum AB†	16,970	271,425
Nordea Bank AB	230,221	2,551,177
Sandvik AB	81,291	842,102
Securitas AB, Class B	24,189	369,139
Skandinaviska Enskilda Banken AB, Class A	116,631	1,240,286
Skanska AB, Class B	29,319	583,570
SKF AB, Class B	30,423	530,549
Svenska Cellulosa AB SCA, Class B	45,557	1,314,194
Svenska Handelsbanken AB, Class A	115,407	1,553,439
Swedbank AB, Class A	69,970	1,549,933
Swedish Match AB	15,670	540,611
Tele2 AB, Class B	24,641	250,880
Telefonaktiebolaget LM Ericsson, Class B	233,599	2,275,245
TeliaSonera AB	197,814	970,948
Volvo AB, Class B	116,744	1,207,355

		27,545,479

Switzerland — 8.0%
ABB, Ltd.	168,337	3,192,161
Actelion, Ltd.†	7,764	1,090,439
Adecco SA	13,282	908,833
Aryzta AG	6,836	321,120
Baloise Holding AG	3,658	444,428
Barry Callebaut AG#	170	176,799
Chocoladefabriken Lindt & Spruengli AG	8	577,694
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	70	422,170

Security Description	Shares	Value (Note 2)

Switzerland (continued)
Cie Financiere Richemont SA	39,991	$2,992,960
Coca-Cola HBC AG	15,242	369,821
Credit Suisse Group AG	117,083	2,517,253
Dufry AG†	3,056	365,645
EMS-Chemie Holding AG	638	260,136
Geberit AG	2,869	959,540
Givaudan SA	703	1,268,864
Julius Baer Group, Ltd.	17,359	830,789
Kuehne & Nagel International AG	4,202	568,108
LafargeHolcim, Ltd.†	33,002	1,764,212
Lonza Group AG†	4,067	642,751
Nestle SA	245,283	18,202,223
Novartis AG	172,733	14,765,872
Pargesa Holding SA (BR)	2,378	149,427
Partners Group Holding AG	1,212	437,632
Roche Holding AG	53,438	14,309,344
Schindler Holding AG	1,653	271,042
Schindler Holding AG (Participation Certificate)	3,353	551,745
SGS SA	422	807,208
Sika AG (BR)†	167	565,675
Sonova Holding AG	4,169	525,962
Sulzer AG#	1,857	193,849
Swatch Group AG (BR)#	2,388	839,752
Swatch Group AG	3,839	252,986
Swiss Life Holding AG	2,471	623,244
Swiss Prime Site AG	4,446	332,526
Swiss Re AG	26,959	2,569,208
Swisscom AG	1,950	960,927
Syngenta AG	7,115	2,623,045
Transocean, Ltd.#	26,925	388,624
UBS Group AG	279,232	5,360,191
Zurich Insurance Group AG	11,432	3,010,088

		87,414,293

United Arab Emirates — 0.0%
Orascom Construction, Ltd.†	3,280	20,385

United Kingdom — 16.3%
3i Group PLC	75,375	570,449
Aberdeen Asset Management PLC#	71,615	344,502
Admiral Group PLC	14,649	357,639
Aggreko PLC#	20,010	302,877
Amec Foster Wheeler PLC	29,739	195,015
Anglo American PLC#	107,372	660,840
Antofagasta PLC#	30,317	231,727
ARM Holdings PLC	107,333	1,816,992
Ashtead Group PLC	38,576	636,187
Associated British Foods PLC	27,549	1,471,289
AstraZeneca PLC	96,044	6,512,946
Aviva PLC	306,128	2,358,317
Babcock International Group PLC	19,102	308,121
BAE Systems PLC	240,773	1,872,973
Barclays PLC	1,272,200	4,276,644
Barratt Developments PLC	75,519	683,572
BG Group PLC	260,765	4,051,091
BHP Billiton PLC	162,127	1,945,865
BP PLC	1,393,609	8,086,062
British American Tobacco PLC	141,524	8,244,609
British Land Co. PLC	73,869	927,859
BT Group PLC	635,530	4,751,876
Bunzl PLC	25,950	750,399
Burberry Group PLC	34,225	641,751
Capita PLC	51,143	979,776
Carnival PLC	14,428	752,944
Centrica PLC	382,058	1,254,985

137

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
Cobham PLC	87,133	$398,155
Compass Group PLC	126,728	2,202,581
Croda International PLC	10,751	464,389
Diageo PLC	192,036	5,524,202
Direct Line Insurance Group PLC	105,369	653,511
Dixons Carphone PLC	75,550	551,520
easyJet PLC	12,519	311,671
Fresnillo PLC#	16,739	180,256
G4S PLC	117,842	402,706
GKN PLC	128,565	581,863
GlaxoSmithKline PLC	372,039	7,595,240
Hammerson PLC	59,759	549,468
Hargreaves Lansdown PLC	18,475	416,265
HSBC Holdings PLC	1,482,166	11,819,968
ICAP PLC	43,101	330,414
IMI PLC	21,048	302,422
Imperial Tobacco Group PLC	73,435	3,968,341
Inmarsat PLC	33,236	558,132
InterContinental Hotels Group PLC	18,598	715,947
Intertek Group PLC	12,588	535,964
Intu Properties PLC#	69,258	337,441
Investec PLC	42,755	363,822
ITV PLC	291,832	1,191,120
J Sainsbury PLC#	95,521	365,127
Johnson Matthey PLC	15,994	681,706
Kingfisher PLC	181,052	963,659
Land Securities Group PLC	60,511	1,121,879
Legal & General Group PLC	453,099	1,852,748
Lloyds Banking Group PLC	4,363,866	4,795,233
London Stock Exchange Group PLC	23,772	948,779
Lonmin PLC†#	8,689	161
Marks & Spencer Group PLC	124,458	941,916
Meggitt PLC	61,120	356,889
Melrose Industries PLC	77,784	339,970
Merlin Entertainments PLC*	49,290	303,772
Mondi PLC	27,902	648,838
National Grid PLC	286,848	3,999,655
Next PLC	11,108	1,324,996
Old Mutual PLC	374,646	1,179,291
Pearson PLC	63,277	787,190
Persimmon PLC	23,404	675,013
Prudential PLC	196,196	4,549,078
Reckitt Benckiser Group PLC	48,829	4,581,623
RELX PLC	87,286	1,574,907
Rexam PLC	54,162	472,717
Rio Tinto PLC	96,015	3,193,670
Rolls-Royce Holdings PLC	141,166	1,289,479
Rolls-Royce Holdings PLC, Class C† (Preference Shares)	47,337,832	71,295
Royal Bank of Scotland Group PLC†	246,097	1,120,835
Royal Dutch Shell PLC, Class A	295,808	7,319,830
Royal Dutch Shell PLC, Class B	185,404	4,612,991
Royal Mail PLC	60,371	441,985
RSA Insurance Group PLC	77,858	515,835
SABMiller PLC	73,824	4,482,474
Sage Group PLC	82,128	725,459
Schroders PLC	9,722	438,683
Segro PLC	58,490	388,661
Severn Trent PLC	18,287	620,247
Sky PLC	78,955	1,315,189
Smith & Nephew PLC	69,530	1,178,089
Smiths Group PLC	30,696	477,568
Sports Direct International PLC†	21,654	238,401
SSE PLC	75,180	1,623,697
St James’s Place PLC	39,558	605,315
Standard Chartered PLC	193,273	1,621,944

Security Description	Shares/ Principal Amount	Value (Note 2)

United Kingdom (continued)
Standard Life PLC	152,375	$955,833
Tate & Lyle PLC	36,031	320,171
Taylor Wimpey PLC	247,838	726,381
Tesco PLC†	620,208	1,561,806
Travis Perkins PLC	19,395	593,855
Tullow Oil PLC†#	69,737	206,281
Unilever PLC	98,382	4,199,224
United Utilities Group PLC	51,834	754,519
Vodafone Group PLC	2,015,839	6,808,349
Weir Group PLC	16,616	300,805
Whitbread PLC	14,185	971,635
William Hill PLC	68,324	367,980
WM Morrison Supermarkets PLC#	161,680	371,347

		177,827,685

Total Common Stocks
(cost $953,094,857)		943,313,018

EXCHANGE-TRADED FUNDS — 4.6%
iShares MSCI EAFE ETF# (cost $53,197,498)	832,436	50,487,243

RIGHTS — 0.0%
Australia — 0.0%
Santos, Ltd.† Expires 11/30/2015 (Strike price AUD 3.85)	43,793	5,067
Transurban Group† Expires 12/15/2015 (Strike price AUD 9.60)	8,013	3,477

		8,544

Italy — 0.0%
UBI Banca† Expires 01/12/2016 (Strike price EUR 7.29)	66,263	0

Spain — 0.0%
Telefonica SA† Expires 12/08/2015	338,363	122,622

United Kingdom — 0.0%
Lonmin PLC† Expires 12/10/2015 (Strike price GBP 0.01)	399,694	203
Standard Chartered PLC† Expires 12/10/2015 (Strike price GBP 4.65)	55,221	75,683

		75,886

Total Rights
(cost $141,744)		207,052

Total Long-Term Investment Securities
(cost $1,006,434,099)		994,007,313

SHORT-TERM INVESTMENT SECURITIES — 16.4%
Registered Investment Companies — 11.7%
State Street Navigator Securities Lending Prime Portfolio 0.24%(3)(4)	127,446,033	127,446,033

U.S. Government Treasuries — 4.7%
United States Treasury Bills
0.00% due 12/17/2015(5)	$10,900,000	10,899,749
0.03% due 12/03/2015#	40,000,000	39,999,880
0.04% due 12/17/2015(5)	50,000	49,999

		50,949,628

Total Short-Term Investment Securities
(cost $178,395,971)		178,395,661

138

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 3.8%
State Street Bank and Trust Co. Joint Repurchase Agreement(6) (cost $41,903,000)	$41,903,000	$41,903,000

TOTAL INVESTMENTS —
(cost $1,226,733,070)(8)	111.2%	1,214,305,974
Liabilities in excess of other assets	(11.2)	(122,491,405)

NET ASSETS —	100.0%	$1,091,814,569

#	The security or a portion thereof is out on loan; (see Note 2.)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2015, the aggregate value of these securities was $1,119,826 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At November 30, 2015, the aggregate value of these securities was $13,555 representing 0.0% of net assets.
(3)	At November 30, 2015, the Fund had loaned securities with a total value of $129,371,195. This was secured by collateral of $127,446,033, which was received in cash and subsequently invested in short-term investments currently valued at $127,446,033 as reported in the Portfolio of Investments. Additional collateral of $7,358,452 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	05/01/2032 to 12/01/2041	$218,863
Federal National Mtg. Assoc.	2.00% to 4.00%	01/25/2032 to 07/25/2041	405,958
Government National Mtg. Assoc.	4.00% to 4.00%	09/20/2044	7,728
United States Treasury Bills	0.00%	12/10/2015 to 07/21/2016	93,331
United States Treasury Notes/Bonds	0.13% to 7.63%	12/31/2015 to 08/15/2045	6,632,572

(4)	The rate shown is the 7-day yield as of November 30, 2015.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; See Note 2.
(8)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

BR—Bearer Shares

CDI—Chess Depositary Interest

CVA—Certification Van Aandelen (Dutch Cert.)

FDR—Federal Depositary Receipt

EUR—Euro Dollar

RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR—Swedish Depositary Receipt

GBP—British Pound

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2015	Unrealized Appreciation (Depreciation)
1,116	Long	E-Mini MSCI EAFE Index	December 2015	$94,868,218	$97,315,200	$2,446,982

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$60,071,007	$—	$0	$60,071,007
Hong Kong	20,835,892	508,419	—	21,344,311
Portugal	1,320,000	—	13,555	1,333,555
United Kingdom	177,756,390	71,295		177,827,685
Other Countries	682,736,460	—	—	682,736,460
Exchange-Traded Funds	50,487,243	—	—	50,487,243
Rights
Australia	3,477	5,067	—	8,544
Other Countries	198,508	—	—	198,508
Short-Term Investment Securities:
Registered Investment Companies	127,446,033	—	—	127,446,033
U.S. Government Treasuries	—	50,949,628	—	50,949,628
Repurchase Agreements	—	41,903,000	—	41,903,000

Total Investments at Value	$1,120,855,010	$93,437,409	$13,555	$1,214,305,974

Other Financial Instruments:†
Futures Contracts	$2,446,982	$—	$—	$2,446,982

139

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $933,016,510 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

140

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Sovereign	64.4%
United States Treasury Notes	20.3
Time Deposits	2.7
United States Treasury Bonds	2.5
Banks — Commercial	1.9
Registered Investment Companies	1.0
Oil Companies — Integrated	0.9
Electric — Integrated	0.7
Oil Companies — Exploration & Production	0.7
Real Estate Operations & Development	0.5
Auto — Cars/Light Trucks	0.4
Brewery	0.3
Metal — Iron	0.3
Banks — Export/Import	0.3
Industrial Gases	0.3
Transport — Marine	0.3
Cellular Telecom	0.3
Steel — Producers	0.2
Petrochemicals	0.2
Transport — Services	0.2
Diversified Minerals	0.2
Investment Management/Advisor Services	0.2
Gold Mining	0.2
Auto/Truck Parts & Equipment — Original	0.2
Retail — Major Department Stores	0.2
Metal Processors & Fabrication	0.2
Electric — Distribution	0.1
Pipelines	0.1
Banks — Super Regional	0.1
Television	0.1
Oil Refining & Marketing	0.1
Gas — Transportation	0.1
Paper & Related Products	0.1
Building Products — Cement	0.1
Building — Heavy Construction	0.1
Sugar	0.1
Diamonds/Precious Stones	0.1
Coal	0.1
Steel — Specialty	0.1
Food — Misc./Diversified	0.1
Metal — Diversified	0.1
Telephone — Integrated	0.1
Food — Meat Products	0.1

101.3%

Country Allocation*

United States	27.1%
Japan	13.5
Italy	6.6
Germany	5.4
United Kingdom	4.4
France	2.7
Netherlands	2.1
Poland	2.0
Philippines	2.0
Croatia	1.7
Belgium	1.7
Mexico	1.7
Colombia	1.6
Venezuela	1.4
Turkey	1.4
Panama	1.3
Canada	1.4
Brazil	1.2
Dominican Republic	1.1
Kazakhstan	1.0
Spain	1.0

Lebanon	0.9
Luxembourg	0.9
Serbia	0.9
Australia	0.9
Thailand	0.8
Indonesia	0.8
Sweden	0.8
British Virgin Islands	0.8
Peru	0.7
Austria	0.8
New Zealand	0.7
Costa Rica	0.7
Armenia	0.7
Sri Lanka	0.5
Jamaica	0.5
El Salvador	0.5
Ireland	0.5
South Africa	0.5
Singapore	0.5
Denmark	0.5
Norway	0.5
Finland	0.4
Uruguay	0.4
Latvia	0.4
Zambia	0.4
Hungary	0.4
Cayman Islands	0.4
Pakistan	0.4
Lithuania	0.3
Azerbaijan	0.3
Angola	0.3
Malaysia	0.3
Nigeria	0.2
Paraguay	0.2
South Korea	0.1
Bahrain	0.1

101.3%

Credit Quality†#

Aaa	34.5%
Aa	8.0
A	19.8
Baa	21.0
Ba	5.8
B	4.2
Caa	1.2
Not Rated@	5.5

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

141

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Principal Amount**		Value (Note 2)

CORPORATE BONDS & NOTES — 10.4%
Belgium — 0.3%
Anheuser-Busch InBev NV Company Guar. Notes 2.00% due 12/16/2019	EUR	400,000	$447,973

Brazil — 0.5%
Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*(1)	BRL	1,600,000	400,517
BRF SA Senior Notes 7.75% due 05/22/2018*(1)	BRL	500,000	107,754
Oi SA Senior Notes 9.75% due 09/15/2016*(1)	BRL	500,000	112,070
Samarco Mineracao SA Senior Notes 4.13% due 11/01/2022*		250,000	87,500

			707,841

British Virgin Islands — 0.8%
China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		275,000	262,069
Gold Fields Orogen Holdings BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*		320,000	256,000
GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 04/16/2044*		200,000	148,000
LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022		250,000	248,018
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		200,000	210,890

			1,124,977

Canada — 0.1%
Pacific Rubiales Energy Corp. Company Guar. Notes 5.13% due 03/28/2023		300,000	88,500

Cayman Islands — 0.4%
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.25% due 04/04/2021*		200,000	207,690
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*		200,000	205,700
MIE Holdings Corp. Company Guar. Notes 7.50% due 04/25/2019*		200,000	109,980

			523,370

Colombia — 0.3%
Ecopetrol SA Senior Notes 4.13% due 01/16/2025		300,000	255,000
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	80,000,000	24,993
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*		200,000	205,000

			484,993

Security Description	Principal Amount**		Value (Note 2)

Croatia — 0.1%
Hrvatska Elektroprivreda Senior Notes 5.88% due 10/23/2022*	COP	200,000	$204,516

Indonesia — 0.8%
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		318,000	308,595
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		400,000	361,000
PT Perusahaan Listrik Negara Senior Notes 5.50% due 11/22/2021*		480,000	490,800

			1,160,395

Ireland — 0.5%
Mobile Telesystems OJSC via MTS International Funding, Ltd. Senior Notes 5.00% due 05/30/2023		375,000	349,687
OJSC Novolipetsk Steel via Steel Funding, Ltd. Senior Notes 4.45% due 02/19/2018		350,000	348,688

			698,375

Kazakhstan — 0.3%
KazMunayGas National Co. JSC Senior Notes 6.38% due 04/09/2021		200,000	205,200
KazMunayGas National Co. JSC Senior Notes 6.38% due 04/09/2021*		250,000	256,500

			461,700

Luxembourg — 0.9%
Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*(1)	BRL	825,000	175,576
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*		200,000	180,000
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*		240,000	241,870
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*		200,000	185,940
Severstal OAO Via Steel Capital SA Senior Notes 4.45% due 03/19/2018*		350,000	349,853
Tupy Overseas SA Company Guar. Notes 6.63% due 07/17/2024		270,000	250,425

			1,383,664

Malaysia — 0.1%
Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025		200,000	194,834

Mexico — 0.4%
Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*		310,000	320,850

142

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount**		Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Mexico (continued)
Elementia SAB de CV Company Guar. Notes 5.50% due 01/15/2025*	BRL	200,000	$191,940

			512,790

Netherlands — 0.8%
Enel Finance International NV Company Guar. Notes 4.88% due 03/11/2020	EUR	350,000	435,448
Indo Energy Finance BV Senior Sec. Notes 7.00% due 05/07/2018		250,000	149,001
Linde Finance BV Company Guar. Notes 1.75% due 06/11/2019	EUR	350,000	389,560
Myriad International Holdings BV Company Guar. Notes 5.50% due 07/21/2025*		200,000	199,400

			1,173,409

Nigeria — 0.2%
Zenith Bank PLC Senior Notes 6.25% due 04/22/2019*		275,000	252,312

Peru — 0.4%
Alicorp SAA Senior Notes 3.88% due 03/20/2023*		150,000	146,625
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*		200,000	190,000
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		310,000	268,925

			605,550

Singapore — 0.5%
Alam Synergy Pte, Ltd. Company Guar. Notes 6.95% due 03/27/2020		210,000	177,450
Oversea-Chinese Banking Corp., Ltd. VRS Sub. Notes 4.00% due 10/15/2024*		200,000	204,546
Theta Capital Pte, Ltd. Company Guar. Notes 6.13% due 11/14/2020		300,000	290,062

			672,058

South Africa — 0.2%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		320,000	300,400

South Korea — 0.1%
Hana Bank Sub. Notes 4.38% due 09/30/2024*		200,000	205,719

Sweden — 0.5%
PKO Bank Polski SA Senior Notes 4.63% due 09/26/2022*		305,000	321,287
Svensk Exportkredit AB Senior Notes 1.75% due 05/30/2017		400,000	404,040

			725,327

Security Description	Principal Amount**		Value (Note 2)

Thailand — 0.8%
Bangkok Bank PCL Senior Notes 2.75% due 03/27/2018*	EUR	500,000	$503,724
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022		300,000	307,347
Siam Commercial Bank PCL Senior Notes 3.50% due 04/07/2019*		200,000	204,315
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	197,512

			1,212,898

Turkey — 0.3%
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*		200,000	189,500
Turkiye Is Bankasi Senior Notes 5.00% due 04/30/2020*		200,000	199,500

			389,000

United Kingdom — 0.2%
Petra Diamonds US Treasury PLC Sec. Notes 8.25% due 05/31/2020*		200,000	174,500
Vedanta Resources PLC Senior Notes 7.13% due 05/31/2023*		200,000	135,000

			309,500

United States — 0.6%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*		200,000	184,000
Fifth Third Bancorp Senior Notes 3.50% due 03/15/2022		200,000	203,786
Toyota Motor Credit Corp. Senior Notes 1.75% due 05/22/2017		500,000	504,757

			892,543

Venezuela — 0.3%
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		300,000	108,000
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 11/15/2026		1,100,000	396,000

			504,000

Total Corporate Bonds & Notes
(cost $17,290,328)			15,236,644

FOREIGN GOVERNMENT OBLIGATIONS — 64.4%
Angola — 0.3%
Republic of Angola Senior Notes 9.50% due 11/12/2025*		455,000	455,660

Armenia — 0.7%
Republic of Armenia Notes 7.15% due 03/26/2025*		430,000	423,550

143

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount**		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Armenia (continued)
Republic of Armenia Notes 7.15% due 03/26/2025	EUR	600,000	$591,000

			1,014,550

Australia — 0.9%
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023	AUD	1,500,000	1,290,413

Austria — 0.8%
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	350,000	553,184
Republic of Austria Senior Notes 4.85% due 03/15/2026*	EUR	370,000	549,785

			1,102,969

Azerbaijan — 0.3%
Republic of Azerbaijan Senior Notes 4.75% due 03/18/2024		500,000	475,290

Bahrain — 0.1%
Kingdom of Bahrain Senior Notes 6.13% due 07/05/2022		200,000	200,840

Belgium — 1.4%
Kingdom of Belgium Bonds 2.25% due 06/22/2023	EUR	1,735,000	2,084,800

Brazil — 0.7%
Federative Republic of Brazil Senior Notes 2.63% due 01/05/2023		600,000	483,000
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		300,000	238,500
Federative Republic of Brazil Senior Bonds 7.13% due 01/20/2037		300,000	285,750

			1,007,250

Canada — 1.3%
Government of Canada Bonds 2.75% due 06/01/2022	CAD	600,000	492,050
Government of Canada Bonds 3.75% due 06/01/2019	CAD	1,085,000	896,639
Government of Canada Bonds 5.00% due 06/01/2037	CAD	410,000	448,687

			1,837,376

Colombia — 1.3%
Republic of Colombia Senior Notes 4.00% due 02/26/2024		500,000	488,750
Republic of Colombia Senior Notes 4.50% due 01/28/2026		540,000	533,250
Republic of Colombia Senior Notes 6.13% due 01/18/2041		500,000	507,500

Security Description	Principal Amount**		Value (Note 2)

Colombia (continued)
Republic of Colombia Senior Notes 9.85% due 06/28/2027	COP	900,000,000	$328,263

			1,857,763

Costa Rica — 0.7%
Republic of Costa Rica Senior Notes 4.38% due 04/30/2025		350,000	296,625
Republic of Costa Rica Senior Bonds 5.63% due 04/30/2043*		200,000	148,500
Republic of Costa Rica Senior Notes 5.63% due 04/30/2043		500,000	371,250
Republic of Costa Rica Senior Notes 7.16% due 03/12/2045*		250,000	217,500

			1,033,875

Croatia — 1.6%
Republic of Croatia Senior Notes 3.00% due 03/11/2025	EUR	640,000	622,096
Republic of Croatia Senior Bonds 5.50% due 04/04/2023		650,000	670,313
Republic of Croatia Senior Bonds 6.00% due 01/26/2024		550,000	583,000
Republic of Croatia Senior Notes 6.75% due 11/05/2019		500,000	542,600

			2,418,009

Denmark — 0.5%
Kingdom of Denmark Bonds 1.75% due 11/15/2025	DKK	4,300,000	667,645

Dominican Republic — 1.1%
Dominican Republic Senior Notes 5.50% due 01/27/2025*		300,000	294,000
Dominican Republic Senior Bonds 5.88% due 04/18/2024		300,000	302,250
Dominican Republic Senior Bonds 7.45% due 04/30/2044		300,000	311,250
Dominican Republic Senior Notes 7.50% due 05/06/2021		390,000	421,200
Dominican Republic Senior Notes 8.63% due 04/20/2027		300,000	351,000

			1,679,700

El Salvador — 0.5%
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		800,000	710,000

Finland — 0.4%
Government of Finland Senior Bonds 2.63% due 07/04/2042*	EUR	440,000	590,192

144

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount**		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
France — 2.7%
Government of France Bonds 3.50% due 04/25/2026	EUR	400,000	$535,104
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	583,185
Government of France Bonds 4.25% due 10/25/2023	EUR	1,400,000	1,921,205
Government of France Bonds 4.50% due 04/25/2041	EUR	600,000	995,370
Government of France Bonds 5.50% due 04/25/2029	EUR	347	565

			4,035,429

Germany — 5.4%
Federal Republic of Germany Bonds 1.75% due 07/04/2022	EUR	2,000,000	2,360,045
Federal Republic of Germany Bonds 1.75% due 02/15/2024	EUR	800,000	950,167
Federal Republic of Germany Bonds 3.50% due 07/04/2019	EUR	1,580,000	1,899,764
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	1,710,000	2,748,890

			7,958,866

Hungary — 0.4%
Republic of Hungary Senior Notes 5.75% due 11/22/2023		308,000	346,885
Republic of Hungary Senior Notes 7.63% due 03/29/2041		150,000	205,560

			552,445

Italy — 6.6%
Republic of Italy Bonds 4.25% due 09/01/2019	EUR	1,000,000	1,214,293
Republic of Italy Bonds 4.25% due 03/01/2020	EUR	1,800,000	2,217,059
Republic of Italy Bonds 4.50% due 03/01/2024	EUR	750,000	997,251
Republic of Italy Bonds 4.75% due 09/01/2021	EUR	1,150,000	1,491,940
Republic of Italy Bonds 5.00% due 03/01/2025*	EUR	20,000	27,885
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	971,127
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	1,200,000	1,919,108
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	898,681

			9,737,344

Security Description	Principal Amount**		Value (Note 2)

Jamaica — 0.5%
Government of Jamaica Senior Notes 6.75% due 04/28/2028	EUR	250,000	$252,500
Government of Jamaica Senior Notes 7.63% due 07/09/2025		230,000	250,700
Government of Jamaica Senior Notes 7.88% due 07/28/2045		250,000	252,187

			755,387

Japan — 13.5%
Government of Japan Senior Bonds 0.90% due 03/20/2022	JPY	205,000,000	1,752,059
Government of Japan Senior Bonds 1.00% due 09/20/2020	JPY	185,000,000	1,571,944
Government of Japan Senior Notes 1.10% due 06/20/2020	JPY	132,000,000	1,124,048
Government of Japan Senior Bonds 1.20% due 12/20/2020	JPY	200,000,000	1,719,301
Government of Japan Senior Bonds 1.30% due 12/20/2019	JPY	254,000,000	2,169,420
Government of Japan Senior Bonds 1.50% due 09/20/2018	JPY	190,000,000	1,608,517
Government of Japan Senior Bonds 1.50% due 12/20/2044	JPY	200,000,000	1,675,548
Government of Japan Senior Bonds 1.70% due 12/20/2016	JPY	62,500,000	516,831
Government of Japan Senior Notes 1.80% due 06/20/2030	JPY	100,000,000	940,390
Government of Japan Senior Notes 1.80% due 12/20/2031	JPY	53,000,000	497,296
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	225,000,000	2,027,011
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	285,000,000	2,677,356
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,245,250
Government of Japan Senior Notes 2.20% due 03/20/2051	JPY	33,000,000	321,931

			19,846,902

Kazakhstan — 0.7%
Republic of Kazakhstan Senior Notes 4.88% due 10/14/2044		730,000	627,800
Republic of Kazakhstan Senior Notes 5.13% due 07/21/2025*		365,000	369,216

			997,016

145

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount**		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Latvia — 0.4%
Republic of Latvia Senior Notes 5.25% due 06/16/2021	JPY	500,000	$564,940

Lebanon — 0.9%
Lebanese Republic Senior Notes 5.00% due 10/12/2017		1,400,000	1,386,000

Lithuania — 0.3%
Republic of Lithuania Senior Notes 6.63% due 02/01/2022		400,000	479,896

Malaysia — 0.2%
Government of Malaysia Senior Notes 4.05% due 09/30/2021	MYR	1,000,000	234,485

Mexico — 1.3%
United Mexican States Senior Notes 3.60% due 01/30/2025		700,000	691,600
United Mexican States Senior Notes 6.05% due 01/11/2040		400,000	449,000
United Mexican States Bonds 10.00% due 12/05/2024	MXN	5,000,000	382,610
United Mexican States Bonds 10.00% due 11/20/2036	MXN	5,000,000	410,691

			1,933,901

Netherlands — 1.3%
Government of Netherlands Bonds 2.25% due 07/15/2022*	EUR	885,000	1,065,341
Republic of Mozambique Government Guar. Notes 6.31% due 09/11/2020		1,001,000	859,859

			1,925,200

New Zealand — 0.7%
Government of New Zealand Senior Notes 4.50% due 04/15/2027	NZD	1,500,000	1,073,476

Norway — 0.5%
Kingdom of Norway Bonds 3.75% due 05/25/2021*	NOK	5,000,000	659,509

Pakistan — 0.4%
Islamic Republic of Pakistan Senior Notes 8.25% due 09/30/2025*		500,000	517,360

Panama — 1.3%
Republic of Panama Senior Notes 3.75% due 03/16/2025		500,000	493,750
Republic of Panama Senior Notes 5.20% due 01/30/2020		660,000	715,275
Republic of Panama Senior Notes 6.70% due 01/26/2036		600,000	727,500

			1,936,525

Security Description	Principal Amount**		Value (Note 2)

Paraguay — 0.2%
Republic of Paraguay Notes 6.10% due 08/11/2044*	NOK	250,000	$244,375

Peru — 0.3%
Republic of Peru Senior Notes 4.13% due 08/25/2027		151,000	150,622
Republic of Peru Senior Notes 6.55% due 03/14/2037		300,000	355,500

			506,122

Philippines — 2.0%
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		500,000	541,698
Republic of the Philippines Senior Notes 4.20% due 01/21/2024		550,000	599,299
Republic of the Philippines Senior Notes 6.38% due 10/23/2034		500,000	661,718
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		710,000	1,121,477

			2,924,192

Poland — 2.0%
Republic of Poland Senior Notes 4.00% due 01/22/2024		1,250,000	1,321,250
Republic of Poland Bonds 5.25% due 10/25/2017	PLN	4,000,000	1,055,769
Republic of Poland Senior Notes 6.38% due 07/15/2019		500,000	575,625

			2,952,644

Serbia — 0.9%
Republic of Serbia Notes 5.88% due 12/03/2018		500,000	530,050
Republic of Serbia Senior Notes 7.25% due 09/28/2021		700,000	799,750

			1,329,800

South Africa — 0.3%
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	5,000,000	392,916

Spain — 1.0%
Kingdom of Spain Senior Notes 4.40% due 10/31/2023*	EUR	350,000	457,727
Kingdom of Spain Bonds 5.75% due 07/30/2032	EUR	300,000	473,357
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	300,000	465,507

			1,396,591

146

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Principal Amount**		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sri Lanka — 0.5%
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*	EUR	800,000	$782,880

Sweden — 0.3%
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	3,000,000	413,171

Turkey — 1.1%
Republic of Turkey Senior Bonds 5.75% due 03/22/2024		250,000	266,150
Republic of Turkey Senior Notes 6.00% due 01/14/2041		330,000	337,095
Republic of Turkey Senior Notes 6.75% due 04/03/2018		470,000	507,778
Republic of Turkey Senior Notes 6.88% due 03/17/2036		500,000	560,800

			1,671,823

United Kingdom — 4.2%
United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020		GBP 500,000	779,307
United Kingdom Gilt Treasury Bonds 2.75% due 09/07/2024		GBP 600,000	977,945
United Kingdom Gilt Treasury Bonds 4.00% due 09/07/2016		GBP 135,000	208,778
United Kingdom Gilt Treasury Bonds 4.25% due 06/07/2032		GBP 500,000	954,779
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036		GBP 410,000	793,852
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040		GBP 450,000	895,822
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034		GBP 290,000	574,765
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030		GBP 500,000	1,000,793

			6,186,041

Uruguay — 0.4%
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050#		650,000	578,500

Venezuela — 1.1%
Republic of Venezuela Senior Notes 7.00% due 12/01/2018		400,000	190,000
Republic of Venezuela Senior Bonds 7.75% due 10/13/2019		800,000	342,000
Republic of Venezuela Senior Bonds 9.00% due 05/07/2023		870,000	358,875

Security Description	Principal Amount**/ Shares		Value (Note 2)

Venezuela (continued)
Republic of Venezuela Senior Notes 11.75% due 10/21/2026#	GBP	830,000	$391,760
Republic of Venezuela Senior Notes 12.75% due 08/23/2022#		750,000	371,250

			1,653,885

Zambia — 0.4%
Republic of Zambia Senior Notes 8.50% due 04/14/2024		650,000	562,042

Total Foreign Government Obligations
(cost $103,834,009)			94,615,995

U.S. GOVERNMENT TREASURIES — 22.8%
United States Treasury Bonds
3.00% due 05/15/2042		1,720,000	1,733,841
4.38% due 02/15/2038		1,520,000	1,925,115
United States Treasury Notes
0.63% due 09/30/2017		2,500,000	2,487,500
1.38% due 09/30/2018		2,000,000	2,010,234
1.88% due 11/30/2021		2,000,000	1,999,688
1.88% due 10/31/2022		2,000,000	1,984,454
2.00% due 11/30/2020		5,000,000	5,070,510
2.00% due 02/15/2025		1,000,000	981,992
2.13% due 12/31/2015		2,125,000	2,128,153
2.38% due 03/31/2016		3,308,000	3,330,355
2.38% due 08/15/2024		550,000	558,594
2.75% due 11/30/2016		2,370,000	2,417,308
2.75% due 12/31/2017		2,150,000	2,228,189
2.75% due 02/28/2018		3,030,000	3,144,098
3.13% due 05/15/2021		1,360,000	1,453,341

Total U.S. Government Treasuries
(cost $33,004,179)			33,453,372

Total Long-Term Investment Securities
(cost $154,128,516)			143,306,011

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Registered Investment Companies — 1.0%
State Street Navigator Securities Lending Prime Portfolio 0.24%(2)(3)		1,433,100	1,433,100

Time Deposits — 2.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2015		3,995,000	3,995,000

Total Short-Term Investment Securities
(cost $5,428,100)			5,428,100

TOTAL INVESTMENTS —
(cost $159,556,616)(4)		101.3%	148,734,111
Liabilities in excess of other assets		(1.3)	(1,924,295)

NET ASSETS —		100.0%	$146,809,816

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2015, the aggregate value of these securities was $16,814,539 representing 11.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
#	The security or a portion thereof is out on loan (see Note 2.)

147

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

(1)	Illiquid security. At November 30, 2015, the aggregate value of these securities was $795,917 representing 0.5% of net assets.
(2)	At November 30, 2015, the Fund had loaned securities with a total value of $1,366,316. This was secured by collateral of $1,433,100, which was received in cash and subsequently invested in short-term investments currently valued at $1,433,100 as reported in the Portfolio of Investments.
(3)	The rate shown is the 7-day yield as of November 30, 2015.
(4)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

COP—Colombian Peso

DKK—Danish Krone

EUR—Euro Dollar

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PLN—Polish Zloty

SEK—Swedish Krona

ZAR—South African Rand

VRS—Variable Rate Security

The rates shown on VRS are the current interest rates as of November 30, 2015, and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$15,236,644	$—	$15,236,644
Foreign Government Obligations	—	94,615,995	—	94,615,995
U.S. Government Treasuries	—	33,453,372	—	33,453,372
Short-Term Investment Securities:
Registered Investment Companies	1,433,100	—	—	1,433,100
Time Deposits	—	3,995,000	—	3,995,000

Total Investments at Value*	$1,433,100	$147,301,011	$—	$148,734,111

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

148

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Medical — Drugs	9.1%
Banks — Commercial	5.9
Registered Investment Companies	5.8
Insurance — Life/Health	3.6
Food — Misc./Diversified	3.1
Diversified Banking Institutions	2.6
Oil Companies — Integrated	2.5
Time Deposits	2.5
Auto — Cars/Light Trucks	2.5
Chemicals — Diversified	2.4
Retail — Apparel/Shoe	2.0
Electronic Components — Misc.	2.0
Cosmetics & Toiletries	1.9
Food — Retail	1.9
Cable/Satellite TV	1.8
Beverages — Wine/Spirits	1.7
Soap & Cleaning Preparation	1.7
Auto/Truck Parts & Equipment — Original	1.6
Semiconductor Components — Integrated Circuits	1.6
Brewery	1.5
Tobacco	1.5
Retail — Jewelry	1.5
Web Portals/ISP	1.4
Advertising Agencies	1.4
Food — Catering	1.4
Finance — Other Services	1.4
Airlines	1.4
Electronic Components — Semiconductors	1.4
Electric Products — Misc.	1.3
Commercial Services	1.2
Transport — Rail	1.0
Enterprise Software/Service	1.0
Industrial Gases	0.9
Textile — Apparel	0.9
Medical Products	0.9
Power Converter/Supply Equipment	0.9
Distribution/Wholesale	0.8
Computers — Integrated Systems	0.8
Finance — Leasing Companies	0.8
Machinery — Farming	0.7
Diversified Operations/Commercial Services	0.7
Dialysis Centers	0.7
Metal — Diversified	0.7
Medical — Generic Drugs	0.7
Diversified Financial Services	0.7
Hotels/Motels	0.7
Oil Companies — Exploration & Production	0.6
Television	0.6
Retail — Misc./Diversified	0.6
Transactional Software	0.6
Cruise Lines	0.6
Aerospace/Defense	0.6
Rental Auto/Equipment	0.6
Electronic Measurement Instruments	0.6
Internet Application Software	0.6
Retail — Drug Store	0.6
Medical Instruments	0.6
Insurance — Property/Casualty	0.5
Satellite Telecom	0.5
Industrial Automated/Robotic	0.5
Finance — Credit Card	0.5
Optical Supplies	0.5
Containers — Paper/Plastic	0.5
Retail — Home Furnishings	0.5
Retail — Convenience Store	0.5
Advertising Services	0.5
Human Resources	0.4
Investment Companies	0.4
Insurance — Multi-line	0.4

Agricultural Chemicals	0.4%
Retail — Building Products	0.4
Paper & Related Products	0.4
Broadcast Services/Program	0.4
Rubber — Tires	0.4
Networking Products	0.4
Transport — Services	0.3
Casino Hotels	0.3
Athletic Footwear	0.3
Electric — Integrated	0.3
Finance — Mortgage Loan/Banker	0.3
Real Estate Management/Services	0.3
Building Products — Cement	0.3
Multimedia	0.3
Commercial Paper	0.2
Auto — Heavy Duty Trucks	0.2
E-Marketing/Info	0.2
Diversified Manufacturing Operations	0.2
Medical — Biomedical/Gene	0.2
Investment Management/Advisor Services	0.2
Machinery — Construction & Mining	0.2
Applications Software	0.2
Toys	0.2
Beverages — Non-alcoholic	0.2
Machinery — General Industrial	0.2
Appliances	0.2
Apparel Manufacturers	0.2
Computer Aided Design	0.2
Chemicals — Specialty	0.2
Food — Meat Products	0.2
Machine Tools & Related Products	0.1
E-Commerce/Products	0.1
Consulting Services	0.1
Computer Services	0.1
Explosives	0.1
Telecom Services	0.1
Retail — Vision Service Center	0.1

105.5%

Country Allocation*

United Kingdom	18.8%
Japan	14.0
Switzerland	10.0
France	9.4
Germany	8.9
United States	8.5
Canada	3.6
Netherlands	3.2
Jersey	2.7
Sweden	2.5
Belgium	2.3
Cayman Islands	2.2
Spain	2.1
Denmark	1.9
Hong Kong	1.7
Australia	1.7
Ireland	1.7
Singapore	1.4
Italy	1.2
Taiwan	1.2
Israel	0.9
China	0.9
South Korea	0.6
Portugal	0.6
Mexico	0.6
Brazil	0.6
Norway	0.5

149

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited) — (continued)

Country Allocation* (continued)

Austria	0.5%
India	0.4
Bermuda	0.3
Thailand	0.3
Turkey	0.2
Indonesia	0.1

105.5%

*	Calculated as a percentage of net assets

150

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.0%
Australia — 1.7%
Amcor, Ltd.	278,991	$2,727,881
Aurizon Holdings, Ltd.	431,294	1,737,349
Brambles, Ltd.	146,757	1,155,807
CSL, Ltd.	17,700	1,281,472
Orica, Ltd.#	53,604	612,510
Qantas Airways, Ltd.	763,538	2,009,975

		9,524,994

Austria — 0.5%
Erste Group Bank AG†	86,030	2,639,590

Belgium — 2.3%
Anheuser-Busch InBev NV	40,094	5,165,961
KBC Groep NV	81,433	4,861,148
UCB SA	29,390	2,624,514

		12,651,623

Bermuda — 0.3%
Global Brands Group Holding, Ltd.†	3,946,800	763,557
Li & Fung, Ltd.#	1,722,800	1,179,870

		1,943,427

Brazil — 0.6%
BM&FBovespa SA	585,702	1,721,228
BRF SA	54,941	781,585
Itau Unibanco Holding SA ADR	82,906	586,975

		3,089,788

Canada — 3.6%
Alimentation Couche-Tard, Inc., Class B	57,380	2,615,818
Canadian National Railway Co. (NYSE)	46,364	2,770,249
Canadian National Railway Co. (TSX)	20,745	1,238,222
Cenovus Energy, Inc.	79,668	1,178,808
CGI Group, Inc., Class A†	80,297	3,495,200
Element Financial Corp.	65,696	841,216
Fairfax Financial Holdings, Ltd.	3,223	1,547,412
Great-West Lifeco, Inc.	40,958	1,113,007
Loblaw Cos., Ltd.	19,935	1,006,416
Suncor Energy, Inc.	128,772	3,558,117
Valeant Pharmaceuticals International, Inc.†	7,942	714,462

		20,078,927

Cayman Islands — 2.2%
Alibaba Group Holding, Ltd. ADR†	8,572	720,734
Baidu, Inc. ADR†	20,541	4,477,322
CK Hutchison Holdings, Ltd.	234,392	3,065,390
Sands China, Ltd.	146,400	493,762
Tencent Holdings, Ltd.	156,300	3,118,561

		11,875,769

China — 0.9%
Great Wall Motor Co., Ltd.#	1,139,000	1,405,855
Industrial & Commercial Bank of China, Ltd., Class H	1,824,000	1,108,028
Kweichow Moutai Co., Ltd., Class A†	67,351	2,244,402

		4,758,285

Denmark — 1.9%
Carlsberg A/S, Class B	36,744	3,124,857
Novo Nordisk A/S, Class B	27,592	1,520,070
Pandora A/S	51,450	6,098,760

		10,743,687

France — 9.4%
Accor SA	49,000	2,067,731
Air Liquide SA	24,048	2,934,613
Arkema SA	15,280	1,100,865

Security Description	Shares	Value (Note 2)

France (continued)
Bureau Veritas SA	34,450	$709,582
Carrefour SA	82,652	2,548,171
Criteo SA ADR†	32,370	1,319,401
Danone SA	46,170	3,235,637
Dassault Systemes	11,613	924,277
Engie SA	94,826	1,652,106
Essilor International SA	20,952	2,735,005
Hermes International	833	293,295
Iliad SA	4,610	1,028,204
Ingenico Group SA	8,930	1,124,179
L’Oreal SA	3,616	640,313
Legrand SA	73,095	4,300,083
LVMH Moet Hennessy Louis Vuitton SE#	29,803	4,998,776
Pernod Ricard SA	44,410	5,053,432
Peugeot SA†	45,440	811,843
Publicis Groupe SA	40,670	2,566,161
Schneider Electric SE	74,602	4,729,243
TOTAL SA	90,344	4,486,288
Valeo SA	16,080	2,489,785

		51,748,990

Germany — 8.9%
adidas AG#	18,450	1,785,395
Allianz SE	13,232	2,343,792
Bayer AG	72,517	9,676,830
Beiersdorf AG#	29,007	2,701,256
Continental AG	8,055	1,946,353
Deutsche Boerse AG	35,626	3,056,044
Deutsche Post AG	46,684	1,364,548
Fresenius Medical Care AG & Co. KGaA#	47,040	3,886,548
Linde AG	13,704	2,392,648
Merck KGaA	13,632	1,396,216
MTU Aero Engines AG#	6,406	636,148
ProSiebenSat.1 Media SE	65,446	3,436,603
SAP SE	68,437	5,393,386
Symrise AG	35,280	2,387,841
Wirecard AG#	54,122	2,651,270
Zalando SE†#*	119,078	4,038,560

		49,093,438

Hong Kong — 1.7%
AIA Group, Ltd.	1,366,600	8,178,326
Galaxy Entertainment Group, Ltd.	477,000	1,399,603

		9,577,929

India — 0.4%
Housing Development Finance Corp., Ltd.	87,755	1,604,223
Tata Consultancy Services, Ltd.	17,784	633,279

		2,237,502

Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	1,232,500	757,228

Ireland — 1.7%
Bank of Ireland†	7,531,380	2,808,919
CRH PLC	53,260	1,567,171
Ryanair Holdings PLC ADR	35,178	2,705,188
Smurfit Kappa Group PLC	77,890	2,128,140

		9,209,418

Israel — 0.9%
Check Point Software Technologies, Ltd.†#	12,699	1,108,496
Teva Pharmaceutical Industries, Ltd. ADR	60,158	3,785,743

		4,894,239

151

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Italy — 1.2%
Intesa Sanpaolo SpA	1,753,750	$6,018,298
Luxottica Group SpA	7,755	518,651

		6,536,949

Japan — 14.0%
Calbee, Inc.	20,500	847,644
Daito Trust Construction Co., Ltd.	15,400	1,600,049
Denso Corp.#	83,300	3,974,175
FANUC Corp.#	15,800	2,813,452
Fuji Heavy Industries, Ltd.	87,200	3,604,172
Honda Motor Co., Ltd.#	82,900	2,695,092
Hoya Corp.	86,600	3,510,430
Inpex Corp.#	124,911	1,240,485
Isuzu Motors, Ltd.	120,000	1,350,122
Japan Tobacco, Inc.	132,300	4,739,586
Keyence Corp.	5,800	3,143,591
Komatsu, Ltd.#	68,500	1,132,949
Kubota Corp.	247,000	4,120,345
Kyocera Corp.#	35,500	1,645,804
Minebea Co., Ltd.#	78,000	856,036
Mizuho Financial Group, Inc.	1,000,000	2,018,684
Murata Manufacturing Co., Ltd.	27,600	4,282,372
Nidec Corp.#	36,200	2,798,957
Nintendo Co., Ltd.	7,100	1,090,378
Nitori Holdings Co., Ltd.	32,200	2,652,380
Olympus Corp.	36,200	1,443,883
Ono Pharmaceutical Co., Ltd.	15,900	2,545,808
ORIX Corp.	226,800	3,273,032
Ryohin Keikaku Co., Ltd.	15,400	3,322,697
Seven & i Holdings Co., Ltd.	79,700	3,573,875
Shin-Etsu Chemical Co., Ltd.	15,500	876,738
Suzuki Motor Corp.#	102,800	3,160,829
Terumo Corp.#	73,500	2,346,507
Toyota Motor Corp.#	29,775	1,852,048
Unicharm Corp.#	108,300	2,283,889
Yahoo Japan Corp.#	597,000	2,458,806

		77,254,815

Jersey — 2.7%
Delphi Automotive PLC	10,956	962,813
Shire PLC	35,390	2,476,357
Wolseley PLC	59,710	3,465,870
WPP PLC	335,297	7,751,604

		14,656,644

Mexico — 0.6%
Fomento Economico Mexicano SAB de CV ADR	11,199	1,079,360
Grupo Televisa SAB ADR	73,455	2,071,431

		3,150,791

Netherlands — 3.2%
Akzo Nobel NV	66,650	4,740,610
Heineken NV	7,722	686,634
ING Groep NV CVA	281,600	3,866,329
Mobileye NV†#	29,820	1,300,152
NXP Semiconductors NV†	29,570	2,763,612
Randstad Holding NV	38,311	2,395,862
Unilever NV CVA	40,547	1,778,928

		17,532,127

Norway — 0.5%
Statoil ASA#	174,910	2,704,996

Portugal — 0.6%
Jeronimo Martins SGPS SA	231,508	3,212,817

Security Description	Shares	Value (Note 2)

Singapore — 1.4%
Avago Technologies, Ltd.	21,246	$2,771,541
DBS Group Holdings, Ltd.#	190,400	2,227,216
Singapore Telecommunications, Ltd.	219,750	596,677
United Overseas Bank, Ltd.	146,577	2,014,908

		7,610,342

South Korea — 0.6%
AMOREPACIFIC Corp.	3,640	1,268,287
Samsung Electronics Co., Ltd.	1,859	2,061,186

		3,329,473

Spain — 2.1%
Amadeus IT Holding SA, Class A	82,526	3,310,275
Cellnex Telecom SAU*	79,180	1,438,493
Industria de Diseno Textil SA	106,600	3,836,116
International Consolidated Airlines Group SA	327,361	2,795,526

		11,380,410

Sweden — 2.5%
Electrolux AB, Series B	36,506	1,071,515
Getinge AB, Class B	53,574	1,356,273
Hennes & Mauritz AB, Class B	46,926	1,740,531
Hexagon AB, Class B	29,610	1,074,499
Investor AB, Class B	62,470	2,380,819
Lundin Petroleum AB†	78,790	1,260,199
Sandvik AB	74,031	766,894
Svenska Cellulosa AB SCA, Class B	78,208	2,256,086
Telefonaktiebolaget LM Ericsson, Class B	192,336	1,873,345

		13,780,161

Switzerland — 10.0%
Actelion, Ltd.†	9,050	1,271,055
Cie Financiere Richemont SA	14,348	1,073,816
Credit Suisse Group AG	32,770	704,546
Julius Baer Group, Ltd.	77,168	3,693,203
Kuehne & Nagel International AG	3,951	534,173
Nestle SA	151,608	11,250,689
Novartis AG	124,415	10,635,466
Roche Holding AG	61,774	16,541,514
Sonova Holding AG	5,163	651,366
Swatch Group AG#	2,688	945,248
Syngenta AG	6,105	2,250,694
UBS Group AG	303,128	5,818,903

		55,370,673

Taiwan — 1.2%
Hon Hai Precision Industry Co., Ltd.	234,294	602,925
Taiwan Semiconductor Manufacturing Co., Ltd.	621,269	2,645,561
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	138,876	3,160,818

		6,409,304

Thailand — 0.3%
Kasikornbank PCL NVDR	388,000	1,851,228

Turkey — 0.2%
Akbank TAS	505,555	1,202,607

United Kingdom — 18.8%
Aberdeen Asset Management PLC#	255,207	1,227,668
Admiral Group PLC	54,240	1,324,208
ARM Holdings PLC	154,000	2,606,997
Ashtead Group PLC	197,821	3,262,421
Associated British Foods PLC	40,917	2,185,224
Aviva PLC	324,070	2,496,537
BAE Systems PLC	188,250	1,464,397
Barclays PLC	1,189,068	3,997,186

152

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
BG Group PLC	63,082	$980,005
British American Tobacco PLC	60,673	3,534,561
Bunzl PLC	96,490	2,790,211
Carnival PLC	63,260	3,301,307
Compass Group PLC	439,466	7,638,087
Croda International PLC	36,660	1,583,526
Diageo PLC	81,990	2,358,564
HSBC Holdings PLC	311,159	2,481,429
Informa PLC	149,828	1,406,964
Inmarsat PLC	82,060	1,378,034
Johnson Matthey PLC	71,799	3,060,260
Kingfisher PLC	411,887	2,192,291
Liberty Global PLC, Class A†	51,530	2,185,387
Lloyds Banking Group PLC	1,476,450	1,622,397
London Stock Exchange Group PLC	68,740	2,743,525
Next PLC	13,085	1,560,819
Prudential PLC	204,475	4,741,038
Reckitt Benckiser Group PLC	99,718	9,356,536
RELX PLC	215,976	3,896,869
Rio Tinto PLC	116,446	3,873,250
Rolls-Royce Holdings PLC	128,269	1,171,672
Rolls-Royce Holdings PLC (Entitlement Shares)†	11,890,536	17,908
Royal Dutch Shell PLC, Class B	78,556	1,954,533
Sky PLC	465,230	7,749,547
Smith & Nephew PLC	117,857	1,996,923
Smiths Group PLC	83,945	1,306,016
St James’s Place PLC	190,321	2,912,285
Standard Chartered PLC	66,314	556,506
Whitbread PLC	23,016	1,576,536
Worldpay Group PLC†*	620,170	2,792,772

		103,284,396

Total Common Stocks
(cost $480,820,464)		534,092,567

RIGHTS — 0.0%
Switzerland — 0.0%
Credit Suisse Group AG† Expires 12/03/2015 (Strike Price CHF 18) (cost $0)	32,770	20,066

Total Long-Term Investment Securities
(cost $480,820,464)		534,112,633

SHORT-TERM INVESTMENT SECURITIES — 8.5%
Commercial Paper — 0.2%
Barclays US Funding LLC 0.12% due 12/01/2015*(1)	$612,000	612,000
HSBC USA, Inc. 0.05% due 12/01/2015*(1)	785,000	785,000

		1,397,000

Registered Investment Companies — 5.8%
State Street Navigator Securities Lending Prime Portfolio 0.24%(2)(3)	31,851,666	31,851,666

Time Deposits — 2.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2015	13,799,000	13,799,000

Total Short-Term Investment Securities
(cost $47,047,666)		47,047,666

TOTAL INVESTMENTS
(cost $527,868,130)(4)	105.5%	581,160,299
Liabilities in excess of other assets	(5.5)	(30,500,810)

NET ASSETS	100.0%	$550,659,489

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2015, the aggregate value of these securities was $9,666,825 representing 1.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2015, the Fund held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Commercial Paper
Barclays US Funding LLC 0.12% due 12/01/2015	11/30/2015	$612,000	$611,998	$612,000	$1.00	0.11%
HSBC USA, Inc. 0.05% due 12/01/2015	11/30/2015	785,000	784,999	785,000	1.00	0.14%

				$1,397,000		0.25%

(2)	At November 30, 2015, the Fund had loaned securities with a total value of $31,384,383. This was secured by collateral of $31,851,666, which was received in cash and subsequently invested in short-term investments currently value at $31,856,666 as reported in the Portfolio of Investments. The remaining collateral of $1,118,979 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
United States Treasury Bills	0.00%	12/10/2015 to 07/21/2016	$126,444
United States Treasury Notes/Bonds	0.13% to 6.25%	01/15/2016 to 05/15/2045	992,535

(3)	The rate shown is the 7-day yield as of November 30, 2015.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

NVDR—Non-Voting Depositary Receipt

NYSE—New York Stock Exchange

TSX—Toronto Stock Exchange

153

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$103,266,488	$17,908	$—	$103,284,396
Other Countries	430,808,171	—	—	430,808,171
Rights	20,066	—	—	20,066
Short-Term Investment Securities:
Registered Investment Companies	31,851,666	—	—	31,851,666
Other Short-Term Investment Securities	—	15,196,000	—	15,196,000

Total Investments at Value*	$565,946,391	$15,213,908	$—	$581,160,299

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $439,798,157 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

154

VALIC Company I Large Cap Core Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Diversified Banking Institutions	7.9%
Medical — Drugs	6.8
Computers	4.6
Web Portals/ISP	4.0
Medical Instruments	3.3
Oil Companies — Integrated	3.2
Applications Software	3.2
Medical — Biomedical/Gene	3.1
Retail — Drug Store	3.0
Entertainment Software	3.0
Finance — Credit Card	3.0
Insurance — Reinsurance	2.7
Telephone — Integrated	2.7
Diversified Manufacturing Operations	2.4
Cable/Satellite TV	2.4
Electronic Components — Semiconductors	2.3
Oil Companies — Exploration & Production	2.1
Banks — Super Regional	2.0
Repurchase Agreements	2.0
Instruments — Controls	1.9
Beverages — Non-alcoholic	1.9
Advertising Services	1.9
Medical — Wholesale Drug Distribution	1.9
Retail — Building Products	1.8
Investment Management/Advisor Services	1.7
Auto/Truck Parts & Equipment — Original	1.6
Internet Content — Entertainment	1.5
Banks — Fiduciary	1.4
Electric — Integrated	1.4
Retail — Restaurants	1.4
Retail — Apparel/Shoe	1.3
Computers — Memory Devices	1.3
Tobacco	1.2
Computer Services	1.2
Television	1.2
Agricultural Chemicals	1.2
Beverages — Wine/Spirits	1.2
Medical — HMO	1.1
Transport — Services	1.1
Medical Products	1.1
Insurance Brokers	1.0
Aerospace/Defense — Equipment	0.9
Real Estate Investment Trusts	0.9
Electronic Security Devices	0.9
Oil — Field Services	0.7
Data Processing/Management	0.6
Commercial Services	0.6
Retail — Arts & Crafts	0.5
Registered Investment Companies	0.3
Commercial Services — Finance	0.3
Pipelines	0.3
E-Commerce/Products	0.1

101.1%

*	Calculated as a percentage of net assets

155

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.8%
Advertising Services — 1.9%
Nielsen Holdings PLC	66,775	$3,117,057

Aerospace/Defense - Equipment — 0.9%
United Technologies Corp.	16,244	1,560,236

Agricultural Chemicals — 1.2%
Monsanto Co.	20,905	1,989,320

Applications Software — 3.2%
Intuit, Inc.	8,690	870,738
Microsoft Corp.	82,175	4,466,211

		5,336,949

Auto/Truck Parts & Equipment - Original — 1.6%
Delphi Automotive PLC	29,454	2,588,418

Banks - Fiduciary — 1.4%
Bank of New York Mellon Corp.	52,666	2,308,877

Banks - Super Regional — 2.0%
Wells Fargo & Co.	60,299	3,322,475

Beverages - Non-alcoholic — 1.9%
PepsiCo, Inc.	31,494	3,154,439

Beverages - Wine/Spirits — 1.2%
Diageo PLC ADR	16,776	1,921,859

Cable/Satellite TV — 2.4%
Comcast Corp., Class A	65,494	3,985,965

Commercial Services — 0.6%
Aramark	28,239	921,156

Commercial Services - Finance — 0.3%
PayPal Holdings, Inc.†	15,628	551,043

Computer Services — 1.2%
Hewlett Packard Enterprise Co.	86,381	1,283,622
IHS, Inc., Class A†	6,239	769,331

		2,052,953

Computers — 4.6%
Apple, Inc.	57,648	6,819,758
HP, Inc.	68,696	861,448

		7,681,206

Computers - Memory Devices — 1.3%
EMC Corp.	83,025	2,103,854

Data Processing/Management — 0.6%
Dun & Bradstreet Corp.	9,635	1,038,557

Diversified Banking Institutions — 7.9%
Bank of America Corp.	157,377	2,743,081
Citigroup, Inc.	91,185	4,932,197
Goldman Sachs Group, Inc.	3,480	661,270
JPMorgan Chase & Co.	70,870	4,725,611

		13,062,159

Diversified Manufacturing Operations — 2.4%
Eaton Corp. PLC	10,635	618,532
General Electric Co.	113,652	3,402,741

		4,021,273

E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. ADR†	2,610	219,449

Electric - Integrated — 1.4%
DTE Energy Co.	12,181	980,449
Edison International	22,274	1,322,184

		2,302,633

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors — 2.3%
Broadcom Corp., Class A	41,365	$2,259,770
Qorvo, Inc.†	9,536	553,756
Skyworks Solutions, Inc.#	12,916	1,072,286

		3,885,812

Electronic Security Devices — 0.9%
Tyco International PLC	40,167	1,418,297

Entertainment Software — 3.0%
Activision Blizzard, Inc.	106,815	4,022,653
Electronic Arts, Inc.†	14,215	963,635

		4,986,288

Finance - Credit Card — 3.0%
American Express Co.	36,740	2,632,054
MasterCard, Inc., Class A	23,871	2,337,448

		4,969,502

Instruments - Controls — 1.9%
Honeywell International, Inc.	30,511	3,171,618

Insurance Brokers — 1.0%
Aon PLC	17,191	1,628,675

Insurance - Reinsurance — 2.7%
Berkshire Hathaway, Inc., Class B†	33,784	4,530,097

Internet Content - Entertainment — 1.5%
Facebook, Inc., Class A†	23,235	2,422,016

Investment Management/Advisor Services — 1.7%
BlackRock, Inc.	7,870	2,862,476

Medical Instruments — 3.3%
Medtronic PLC	54,828	4,130,741
St. Jude Medical, Inc.	22,399	1,413,377

		5,544,118

Medical Products — 1.1%
Cooper Cos., Inc.	5,250	767,812
Zimmer Biomet Holdings, Inc.	10,175	1,027,777

		1,795,589

Medical - Biomedical/Gene — 3.1%
Biogen, Inc.†	7,190	2,062,524
Celgene Corp.†	14,852	1,625,551
Vertex Pharmaceuticals, Inc.†	11,465	1,483,112

		5,171,187

Medical - Drugs — 6.8%
Abbott Laboratories	56,407	2,533,803
Allergan PLC†	3,780	1,186,504
Baxalta, Inc.	38,600	1,327,068
Endo International PLC†	14,000	860,720
Johnson & Johnson	38,393	3,886,907
Pfizer, Inc.	45,845	1,502,341

		11,297,343

Medical - HMO — 1.1%
Cigna Corp.	14,129	1,907,132

Medical - Wholesale Drug Distribution — 1.9%
Cardinal Health, Inc.	35,394	3,073,969

Oil Companies - Exploration & Production — 2.1%
Canadian Natural Resources, Ltd.	45,998	1,113,151
ConocoPhillips	24,436	1,320,766
Noble Energy, Inc.	13,407	491,635
Range Resources Corp.#	19,585	559,739

		3,485,291

156

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Integrated — 3.2%
Chevron Corp.	25,730	$2,349,664
Exxon Mobil Corp.	36,831	3,007,619

		5,357,283

Oil - Field Services — 0.7%
Schlumberger, Ltd.	14,195	1,095,144

Pipelines — 0.3%
Williams Cos., Inc.	13,579	496,448

Real Estate Investment Trusts — 0.9%
American Tower Corp.	11,485	1,141,379
Rayonier, Inc.	15,195	366,656

		1,508,035

Retail - Apparel/Shoe — 1.3%
Coach, Inc.	43,875	1,393,909
PVH Corp.	8,222	750,586

		2,144,495

Retail - Arts & Crafts — 0.5%
Michaels Cos., Inc.†	34,826	773,485

Retail - Building Products — 1.8%
Lowe’s Cos., Inc.	39,870	3,054,042

Retail - Drug Store — 3.0%
CVS Health Corp.	43,749	4,116,343
Walgreens Boots Alliance, Inc.	11,316	950,884

		5,067,227

Retail - Restaurants — 1.4%
McDonald’s Corp.	19,980	2,280,917

Telephone - Integrated — 2.7%
Verizon Communications, Inc.	98,273	4,466,508

Television — 1.2%
CBS Corp., Class B	40,485	2,043,683

Tobacco — 1.2%
Philip Morris International, Inc.	23,605	2,062,841

Transport - Services — 1.1%
FedEx Corp.	11,735	1,860,467

Web Portals/ISP — 4.0%
Alphabet, Inc., Class A†	3,182	2,427,389
Alphabet, Inc., Class C†	5,638	4,186,779

		6,614,168

Total Long-Term Investment Securities
(cost $142,887,560)		164,214,031

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Navigator Securities Lending Prime Portfolio 0.24%(1)(2) (cost $572,861)	572,861	$572,861

REPURCHASE AGREEMENTS — 2.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00% dated 11/30/2015, to be repurchased 12/01/2015 in the amount of $3,321,000 and collateralized by $3,480,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having approximate value of $3,390,658 (cost $3,321,000)	$3,321,000	3,321,000

TOTAL INVESTMENTS
(cost $146,781,421)(3)	101.1%	168,107,892
Liabilities in excess of other assets	(1.1)	(1,848,081)

NET ASSETS	100.0%	$166,259,811

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At November 30, 2015, the Fund had loaned securities with a total value of $1,475,118. This was secured by collateral of $572,861, which was received in cash and subsequently invested in short-term investments currently valued at $572,861 as reported in the Portfolio of Investments. Additional collateral of $920,747 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
United States Treasury Bills	0.00%	12/10/2015 to 07/21/2016	$104,044
United States Treasury Notes/Bonds	0.13% to 6.25%	01/15/2016 to 05/15/2045	816,703

(2)	The rate shown in the 7-day yield as of November 30, 2015.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$164,214,031	$—	$—	$164,214,031
Short-Term Investment Securities	572,861	—	—	572,861
Repurchase Agreements	—	3,321,000	—	3,321,000

Total Investments at Value*	$164,786,892	$3,321,000	$—	$168,107,892

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

157

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Computer Services	6.3%
Web Portals/ISP	5.9
Finance — Credit Card	5.3
Medical — Drugs	5.3
Instruments — Scientific	4.7
Cosmetics & Toiletries	4.1
Multimedia	4.0
Registered Investment Companies	3.6
Electronic Components — Semiconductors	3.2
Data Processing/Management	3.2
Diagnostic Equipment	3.1
Chemicals — Diversified	2.9
Distribution/Wholesale	2.7
Commercial Services — Finance	2.5
Computers	2.4
Retail — Drug Store	2.4
Apparel Manufacturers	2.3
Vitamins & Nutrition Products	2.3
Chemicals — Specialty	2.3
Aerospace/Defense — Equipment	2.2
Retail — Auto Parts	1.9
Agricultural Chemicals	1.9
Enterprise Software/Service	1.9
Retail — Major Department Stores	1.8
Textile — Apparel	1.7
Instruments — Controls	1.6
Investment Management/Advisor Services	1.5
Computers — Memory Devices	1.5
Pharmacy Services	1.5
Food — Misc./Diversified	1.4
Semiconductor Components — Integrated Circuits	1.4
Industrial Gases	1.4
Dental Supplies & Equipment	1.3
Athletic Footwear	1.3
Coatings/Paint	1.1
Beverages — Wine/Spirits	1.0
Auto/Truck Parts & Equipment — Original	0.8
Diversified Manufacturing Operations	0.8
Electronic Connectors	0.8
Soap & Cleaning Preparation	0.7
Commercial Paper	0.6
Oil — Field Services	0.6
Finance — Investment Banker/Broker	0.6
Beverages — Non-alcoholic	0.5
Brewery	0.5
Finance — Other Services	0.5
Medical Instruments	0.5
Broadcast Services/Program	0.5
Medical Products	0.5
Advertising Agencies	0.4

103.2%

*	Calculated as a percentage of net assets

158

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.0%
Advertising Agencies — 0.4%
Omnicom Group, Inc.#	19,611	$1,449,645

Aerospace/Defense - Equipment — 2.2%
United Technologies Corp.	91,386	8,777,625

Agricultural Chemicals — 1.9%
Monsanto Co.	79,303	7,546,473

Apparel Manufacturers — 2.3%
Burberry Group PLC	185,502	3,478,336
VF Corp.	89,676	5,802,037

		9,280,373

Athletic Footwear — 1.3%
NIKE, Inc., Class B	39,716	5,253,632

Auto/Truck Parts & Equipment - Original — 0.8%
Johnson Controls, Inc.	72,906	3,353,676

Beverages - Non-alcoholic — 0.5%
PepsiCo, Inc.	21,338	2,137,214

Beverages - Wine/Spirits — 1.0%
Pernod Ricard SA	35,501	4,039,673

Brewery — 0.5%
Ambev SA ADR	436,837	2,083,712

Broadcast Services/Program — 0.5%
Discovery Communications, Inc., Class A†#	63,312	1,971,536

Chemicals - Diversified — 2.9%
LyondellBasell Industries NV, Class A	58,794	5,633,641
PPG Industries, Inc.	58,070	6,140,322

		11,773,963

Chemicals - Specialty — 2.3%
Ecolab, Inc.	76,150	9,074,034

Coatings/Paint — 1.1%
Sherwin-Williams Co.	15,752	4,348,655

Commercial Services - Finance — 2.5%
Equifax, Inc.	47,546	5,301,379
Moody’s Corp.	45,480	4,689,898

		9,991,277

Computer Services — 6.3%
Accenture PLC, Class A	181,845	19,497,421
Cognizant Technology Solutions Corp., Class A†	89,609	5,786,949

		25,284,370

Computers — 2.4%
Apple, Inc.	80,939	9,575,084

Computers - Memory Devices — 1.5%
EMC Corp.	239,759	6,075,493

Cosmetics & Toiletries — 4.1%
Colgate-Palmolive Co.	202,166	13,278,263
L’Oreal SA	18,767	3,323,218

		16,601,481

Data Processing/Management — 3.2%
Fidelity National Information Services, Inc.	125,777	8,008,222
Fiserv, Inc.†	48,521	4,669,661

		12,677,883

Dental Supplies & Equipment — 1.3%
DENTSPLY International, Inc.	87,972	5,336,382

Security Description	Shares	Value (Note 2)

Diagnostic Equipment — 3.1%
Danaher Corp.	130,315	$12,561,063

Distribution/Wholesale — 2.7%
Fastenal Co.#	70,947	2,879,029
WW Grainger, Inc.#	40,495	8,120,868

		10,999,897

Diversified Manufacturing Operations — 0.8%
Colfax Corp.†	120,991	3,275,226

Electronic Components - Semiconductors — 3.2%
Microchip Technology, Inc.#	76,442	3,690,620
Texas Instruments, Inc.	158,198	9,194,468

		12,885,088

Electronic Connectors — 0.8%
Amphenol Corp., Class A	58,368	3,213,158

Enterprise Software/Service — 1.9%
Oracle Corp.	193,122	7,525,964

Finance - Credit Card — 5.3%
MasterCard, Inc., Class A	60,149	5,889,790
Visa, Inc., Class A	196,816	15,550,432

		21,440,222

Finance - Investment Banker/Broker — 0.6%
Charles Schwab Corp.	65,432	2,205,713

Finance - Other Services — 0.5%
CME Group, Inc.	21,061	2,056,607

Food - Misc./Diversified — 1.4%
Danone SA	82,948	5,813,074

Industrial Gases — 1.4%
Praxair, Inc.	48,373	5,456,474

Instruments - Controls — 1.6%
Mettler-Toledo International, Inc.†	19,135	6,559,095

Instruments - Scientific — 4.7%
Thermo Fisher Scientific, Inc.	91,318	12,638,411
Waters Corp.†	47,419	6,298,192

		18,936,603

Investment Management/Advisor Services — 1.5%
Franklin Resources, Inc.	145,784	6,111,265

Medical Instruments — 0.5%
St. Jude Medical, Inc.	31,922	2,014,278

Medical Products — 0.5%
Cooper Cos., Inc.	13,299	1,944,979

Medical - Drugs — 5.3%
Abbott Laboratories	158,075	7,100,729
Eli Lilly & Co.	53,162	4,361,411
Roche Holding AG	19,794	5,300,332
Zoetis, Inc.	95,261	4,448,689

		21,211,161

Multimedia — 4.0%
Time Warner, Inc.	86,736	6,069,785
Twenty-First Century Fox, Inc., Class A	267,172	7,884,246
Walt Disney Co.	18,142	2,058,573

		16,012,604

Oil - Field Services — 0.6%
Schlumberger, Ltd.	29,040	2,240,436

159

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Pharmacy Services — 1.5%
Express Scripts Holding Co.†	70,945	$6,064,379

Retail - Auto Parts — 1.9%
AutoZone, Inc.†	9,741	7,634,704

Retail - Drug Store — 2.4%
CVS Health Corp.	100,647	9,469,876

Retail - Major Department Stores — 1.8%
TJX Cos., Inc.	102,469	7,234,311

Semiconductor Components - Integrated Circuits — 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	255,039	5,804,688

Soap & Cleaning Preparation — 0.7%
Church & Dwight Co., Inc.	33,077	2,837,014

Textile - Apparel — 1.7%
LVMH Moet Hennessy Louis Vuitton SE	40,217	6,745,487

Vitamins & Nutrition Products — 2.3%
Mead Johnson Nutrition Co.	113,236	9,125,689

Web Portals/ISP — 5.9%
Alphabet, Inc., Class A†	31,250	23,839,062

Total Long-Term Investment Securities
(cost $347,949,979)		397,850,298

SHORT-TERM INVESTMENT SECURITIES — 4.2%
Commercial Paper — 0.6%
HSBC USA, Inc. 0.05% due 12/01/2015*(4)	$2,319,000	2,319,000

Registered Investment Companies — 3.6%
State Street Navigator Securities Lending Prime Portfolio 0.24%(1)(2)	14,650,082	14,650,082

Total Short-Term Investment Securities
(cost $16,969,082)		16,969,082

TOTAL INVESTMENTS
(cost $364,919,061)(3)	103.2%	414,819,380
Liabilities in excess of other assets	(3.2)	(12,768,839)

NET ASSETS	100.0%	$402,050,541

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At
November 30, 2015, the aggregate value of these securities was $2,319,000 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At November 30, 2015, the Fund had loaned securities with a total value of $16,408,209. This was secured by collateral of $14,650,082, which was received in cash and subsequently invested in short-term investments currently valued at $14,650,082 as reported in the Portfolio of Investments. Additional collateral of $2,006,974 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 12/15/2044	$160,687
Federal National Mtg. Assoc.	0.75% to 4.25%	04/20/2017 to 02/25/2044	588,265
Government National Mtg. Assoc.	0.40% to 4.00%	04/20/2039 to 12/16/2052	25,186
United States Treasury Notes/Bonds	0.13% to 8.88%	01/31/2016 to 08/15/2044	1,232,836

(2)	The rate shown is the 7-day yield as of November 30, 2015.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2015, the Fund held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Commercial Paper
HSBC USA, Inc. 0.05% due 12/01/2015	11/30/2015	$2,319,000	$2,319,000	$2,319,000	$1.00	0.58%

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$397,850,298	$—	$—	$397,850,298
Short-Term Investment Securities:
Commercial Paper	—	2,319,000	—	2,319,000
Registered Investment Companies	14,650,082	—	—	14,650,082

Total Investments at Value	$412,500,380	$2,319,000	$—	$414,819,380

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $28,700,120 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

160

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	10.2%
Registered Investment Companies	7.0
Banks — Commercial	5.5
Electric — Integrated	2.5
Chemicals — Specialty	2.1
Retail — Restaurants	1.9
Gas — Distribution	1.8
Medical Products	1.8
Insurance — Reinsurance	1.7
Insurance — Property/Casualty	1.5
Diversified Manufacturing Operations	1.4
Computer Services	1.4
Consulting Services	1.4
Retail — Apparel/Shoe	1.3
Commercial Services — Finance	1.3
Building — Residential/Commercial	1.3
Data Processing/Management	1.2
Enterprise Software/Service	1.2
Machinery — General Industrial	1.2
Airlines	1.1
Medical — HMO	1.1
Electronic Components — Semiconductors	1.1
Distribution/Wholesale	1.1
Oil Companies — Exploration & Production	1.1
Electronic Design Automation	1.0
Containers — Paper/Plastic	1.0
Investment Management/Advisor Services	1.0
Oil Refining & Marketing	0.9
Steel — Producers	0.9
Electronic Measurement Instruments	0.9
Savings & Loans/Thrifts	0.9
Electronic Parts Distribution	0.9
Food — Misc./Diversified	0.9
Aerospace/Defense — Equipment	0.9
Medical — Biomedical/Gene	0.9
Computers — Integrated Systems	0.8
Insurance — Multi-line	0.8
Electronic Components — Misc.	0.8
Coatings/Paint	0.8
Instruments — Controls	0.8
Oil & Gas Drilling	0.8
Insurance Brokers	0.7
Building & Construction Products — Misc.	0.7
Semiconductor Components — Integrated Circuits	0.7
Recreational Vehicles	0.7
Insurance — Life/Health	0.7
Soap & Cleaning Preparation	0.7
Finance — Investment Banker/Broker	0.7
Oil — Field Services	0.7
Lighting Products & Systems	0.6
Finance — Other Services	0.6
Repurchase Agreements	0.6
X-Ray Equipment	0.6
Consumer Products — Misc.	0.6
Food — Dairy Products	0.6
Retail — Sporting Goods	0.6
Multimedia	0.6
Computer Aided Design	0.5
Transport — Truck	0.5
Respiratory Products	0.5
Engineering/R&D Services	0.5
Real Estate Management/Services	0.5
Garden Products	0.5
Industrial Automated/Robotic	0.5
Machinery — Construction & Mining	0.5
Human Resources	0.4
Non — Hazardous Waste Disposal	0.4
Physicians Practice Management	0.4
Medical — Hospitals	0.4

Filtration/Separation Products	0.4
Diagnostic Kits	0.4
Cosmetics & Toiletries	0.4
Disposable Medical Products	0.4
Decision Support Software	0.4
Transactional Software	0.4
Printing — Commercial	0.4
Shipbuilding	0.4
Aerospace/Defense	0.4
Machine Tools & Related Products	0.4
Telecommunication Equipment	0.4
Medical Instruments	0.4
Funeral Services & Related Items	0.4
Footwear & Related Apparel	0.4
Building Products — Air & Heating	0.4
Retail — Mail Order	0.3
Computer Data Security	0.3
Water	0.3
Power Converter/Supply Equipment	0.3
Television	0.3
Home Furnishings	0.3
Dental Supplies & Equipment	0.3
Miscellaneous Manufacturing	0.3
Retail — Convenience Store	0.3
Apparel Manufacturers	0.3
Schools	0.3
Veterinary Diagnostics	0.3
Semiconductor Equipment	0.3
Machinery — Pumps	0.3
Food — Baking	0.3
Retail — Automobile	0.3
Food — Flour & Grain	0.3
Applications Software	0.3
Medical — Outpatient/Home Medical	0.3
Retail — Discount	0.3
Office Furnishings — Original	0.2
Machinery — Farming	0.2
Research & Development	0.2
Food — Canned	0.2
Commercial Services	0.2
Transport — Rail	0.2
Theaters	0.2
Communications Software	0.2
Chemicals — Diversified	0.2
Transport — Marine	0.2
Building Products — Cement	0.2
Computer Software	0.2
Instruments — Scientific	0.2
Finance — Mortgage Loan/Banker	0.2
Retail — Office Supplies	0.2
Chemicals — Plastics	0.2
Telecom Equipment — Fiber Optics	0.2
U.S. Government Treasuries	0.2
Retail — Petroleum Products	0.2
Containers — Metal/Glass	0.2
Retail — Catalog Shopping	0.2
Machinery — Electrical	0.2
Medical Information Systems	0.2
Finance — Consumer Loans	0.2
Quarrying	0.2
Housewares	0.2
Retail — Misc./Diversified	0.2
Drug Delivery Systems	0.2
Steel Pipe & Tube	0.2
Wire & Cable Products	0.2
Medical — Drugs	0.2
Telephone — Integrated	0.2
Building — Mobile Home/Manufactured Housing	0.2
Auto/Truck Parts & Equipment — Original	0.2
Paper & Related Products	0.2
Building — Maintenance & Services	0.2

161

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited) — (continued)

Industry Allocation* (continued)

Publishing — Books	0.2%
Rental Auto/Equipment	0.2
Oil Field Machinery & Equipment	0.2
Retail — Major Department Stores	0.2
Medical — Wholesale Drug Distribution	0.2
Metal Processors & Fabrication	0.2
Gold Mining	0.2
Hazardous Waste Disposal	0.1
Food — Wholesale/Distribution	0.1
Computers — Periphery Equipment	0.1
Batteries/Battery Systems	0.1
Brewery	0.1
Transport — Equipment & Leasing	0.1
Cable/Satellite TV	0.1
Wireless Equipment	0.1
Publishing — Periodicals	0.1
Networking Products	0.1
Publishing — Newspapers	0.1
Food — Retail	0.1
Auction Houses/Art Dealers	0.1
Motion Pictures & Services	0.1
Real Estate Operations & Development	0.1
Building — Heavy Construction	0.1
Environmental Monitoring & Detection	0.1
Steel — Specialty	0.1
Telecom Services	0.1
Energy — Alternate Sources	0.1
Computers — Other	0.1
Racetracks	0.1

107.0%

*	Calculated as a percentage of net assets

162

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.2%
Aerospace/Defense — 0.4%
Esterline Technologies Corp.†	60,312	$5,734,465
Teledyne Technologies, Inc.†#	69,284	6,409,463

		12,143,928

Aerospace/Defense - Equipment — 0.9%
B/E Aerospace, Inc.	207,951	9,611,495
KLX, Inc.†	103,276	3,315,160
Orbital ATK, Inc.	115,703	9,940,045
Triumph Group, Inc.#	96,525	3,865,826

		26,732,526

Airlines — 1.1%
Alaska Air Group, Inc.	249,249	19,872,623
JetBlue Airways Corp.†	616,288	15,246,965

		35,119,588

Apparel Manufacturers — 0.3%
Carter’s, Inc.	102,274	8,819,087

Applications Software — 0.3%
PTC, Inc.†	223,500	8,054,940

Auction Houses/Art Dealers — 0.1%
Sotheby’s#	121,084	3,427,888

Auto/Truck Parts & Equipment - Original — 0.2%
Dana Holding Corp.#	313,768	5,158,346

Banks - Commercial — 5.5%
Associated Banc-Corp.	294,059	6,031,150
BancorpSouth, Inc.	170,626	4,589,839
Bank of Hawaii Corp.#	85,159	5,892,151
Bank of the Ozarks, Inc.#	152,953	8,302,289
Cathay General Bancorp	150,392	5,161,453
Commerce Bancshares, Inc.	164,994	7,576,518
Cullen/Frost Bankers, Inc.	108,841	7,596,013
East West Bancorp, Inc.	281,604	12,215,982
First Horizon National Corp.	458,125	6,812,319
FirstMerit Corp.	324,506	6,564,756
Fulton Financial Corp.	342,475	4,955,613
Hancock Holding Co.	152,857	4,451,196
International Bancshares Corp.	109,305	3,334,896
PacWest Bancorp#	220,667	10,375,762
Prosperity Bancshares, Inc.	128,889	7,141,739
Signature Bank†	99,598	15,751,424
SVB Financial Group†	100,771	13,350,142
Synovus Financial Corp.	258,393	8,625,158
TCF Financial Corp.	331,038	5,071,502
Trustmark Corp.	132,251	3,339,338
Umpqua Holdings Corp.	431,367	7,730,097
Valley National Bancorp	455,584	5,075,206
Webster Financial Corp.	179,951	7,235,830

		167,180,373

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	121,751	4,117,619

Brewery — 0.1%
Boston Beer Co., Inc., Class A†#	18,993	4,057,285

Building & Construction Products - Misc. — 0.7%
Fortune Brands Home & Security, Inc.	313,099	17,211,052
Louisiana-Pacific Corp.†	279,302	5,139,157

		22,350,209

Building Products - Air & Heating — 0.4%
Lennox International, Inc.	78,453	10,663,332

Security Description	Shares	Value (Note 2)

Building Products - Cement — 0.2%
Eagle Materials, Inc.	98,633	$6,813,568

Building - Heavy Construction — 0.1%
Granite Construction, Inc.	77,087	3,142,837

Building - Maintenance & Services — 0.2%
Rollins, Inc.	184,009	4,995,844

Building - Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.	89,236	5,168,549

Building - Residential/Commercial — 1.3%
CalAtlantic Group, Inc.†	151,240	6,367,204
KB Home#	178,328	2,512,641
MDC Holdings, Inc.	76,557	2,008,090
NVR, Inc.†	7,473	12,573,173
Toll Brothers, Inc.†	317,431	11,802,085
TRI Pointe Group, Inc.†	284,960	3,975,192

		39,238,385

Cable/Satellite TV — 0.1%
Cable One, Inc.	8,696	3,880,677

Chemicals - Diversified — 0.2%
Olin Corp.	323,018	7,032,102

Chemicals - Plastics — 0.2%
PolyOne Corp.	173,553	6,244,437

Chemicals - Specialty — 2.1%
Albemarle Corp.	219,649	11,764,401
Ashland, Inc.#	132,382	14,912,832
Cabot Corp.	123,164	5,362,561
Chemours Co.	354,285	2,214,281
Cytec Industries, Inc.	139,898	10,474,163
Minerals Technologies, Inc.	68,026	4,186,320
NewMarket Corp.	20,430	8,440,655
Sensient Technologies Corp.	89,716	5,996,617

		63,351,830

Coatings/Paint — 0.8%
RPM International, Inc.	261,206	12,271,458
Valspar Corp.	144,722	12,227,562

		24,499,020

Commercial Services — 0.2%
Live Nation Entertainment, Inc.†	285,227	7,241,914

Commercial Services - Finance — 1.3%
Global Payments, Inc.	254,958	18,063,774
SEI Investments Co.	272,789	14,836,994
WEX, Inc.†	75,666	7,133,034

		40,033,802

Communications Software — 0.2%
SolarWinds, Inc.†	122,194	7,139,795

Computer Aided Design — 0.5%
ANSYS, Inc.†	176,468	16,448,582

Computer Data Security — 0.3%
Fortinet, Inc.†	284,792	10,258,208

Computer Services — 1.4%
Convergys Corp.	192,391	4,955,992
DST Systems, Inc.#	65,959	8,065,466
Leidos Holdings, Inc.	125,554	7,273,343
Manhattan Associates, Inc.†	143,721	11,009,029
MAXIMUS, Inc.	129,109	7,326,936
Science Applications International Corp.#	82,000	4,119,680

		42,750,446

163

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Software — 0.2%
Rackspace Hosting, Inc.†	236,844	$6,778,475

Computers - Integrated Systems — 0.8%
Diebold, Inc.#	127,177	4,409,227
NCR Corp.†	309,136	8,380,677
NetScout Systems, Inc.†	197,205	6,527,485
VeriFone Systems, Inc.†	223,743	6,416,949

		25,734,338

Computers - Other — 0.1%
3D Systems Corp.†#	208,288	1,899,587

Computers - Periphery Equipment — 0.1%
Lexmark International, Inc., Class A	120,607	4,141,644

Consulting Services — 1.4%
CEB, Inc.#	65,625	5,070,844
FTI Consulting, Inc.†	81,909	3,061,758
Gartner, Inc.†	162,565	15,167,315
Towers Watson & Co., Class A	135,636	18,244,398

		41,544,315

Consumer Products - Misc. — 0.6%
Jarden Corp.†	388,406	18,130,792

Containers - Metal/Glass — 0.2%
Greif, Inc., Class A#	50,319	1,784,815
Silgan Holdings, Inc.	79,194	4,302,610

		6,087,425

Containers - Paper/Plastic — 1.0%
Bemis Co., Inc.	190,753	8,988,281
Packaging Corp. of America	191,307	13,006,963
Sonoco Products Co.	197,581	8,658,000

		30,653,244

Cosmetics & Toiletries — 0.4%
Avon Products, Inc.#	852,115	2,939,797
Edgewell Personal Care Co.	121,751	9,800,955

		12,740,752

Data Processing/Management — 1.2%
Acxiom Corp.†	152,579	3,494,059
Broadridge Financial Solutions, Inc.	231,534	12,729,739
CommVault Systems, Inc.†	82,804	3,393,308
Fair Isaac Corp.	60,957	5,806,154
Jack Henry & Associates, Inc.	158,554	12,586,017

		38,009,277

Decision Support Software — 0.4%
MSCI, Inc.	180,900	12,684,708

Dental Supplies & Equipment — 0.3%
Align Technology, Inc.†	142,654	9,520,728

Diagnostic Kits — 0.4%
IDEXX Laboratories, Inc.†	180,111	12,755,461

Disposable Medical Products — 0.4%
STERIS PLC#	166,267	12,699,473

Distribution/Wholesale — 1.1%
Ingram Micro, Inc., Class A	305,041	9,434,918
LKQ Corp.†	596,923	17,603,259
Watsco, Inc.	50,310	6,394,904

		33,433,081

Diversified Manufacturing Operations — 1.4%
A.O. Smith Corp.#	148,255	11,824,819
Carlisle Cos., Inc.	127,694	11,294,534

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations (continued)
Crane Co.	96,594	$5,024,820
ITT Corp.	175,012	6,949,727
Trinity Industries, Inc.	302,363	8,209,155

		43,303,055

Drug Delivery Systems — 0.2%
Catalent, Inc.†	192,572	5,363,130

Electric - Generation — 0.0%
Talen Energy Corp.†	125,786	979,873

Electric - Integrated — 2.5%
Alliant Energy Corp.	221,728	13,345,808
Black Hills Corp.	98,537	4,229,208
Cleco Corp.	118,399	5,932,974
Great Plains Energy, Inc.#	302,128	8,154,435
Hawaiian Electric Industries, Inc.	210,360	6,012,089
IDACORP, Inc.	98,549	6,705,274
MDU Resources Group, Inc.#	381,862	6,652,036
OGE Energy Corp.	390,908	10,206,608
PNM Resources, Inc.	155,933	4,522,057
Westar Energy, Inc.#	276,520	11,801,873

		77,562,362

Electronic Components - Misc. — 0.8%
Gentex Corp.	573,314	9,594,410
Jabil Circuit, Inc.	379,444	9,709,972
Knowles Corp.†#	172,984	2,849,046
Vishay Intertechnology, Inc.	265,143	3,160,505

		25,313,933

Electronic Components - Semiconductors — 1.1%
Advanced Micro Devices, Inc.†#	1,235,524	2,915,837
Cree, Inc.†#	202,211	5,589,112
Fairchild Semiconductor International, Inc.†	225,961	4,415,278
Intersil Corp., Class A	258,637	3,745,064
IPG Photonics Corp.†#	71,218	6,494,369
Silicon Laboratories, Inc.†	78,227	4,232,863
Synaptics, Inc.†#	71,316	6,402,037

		33,794,560

Electronic Design Automation — 1.0%
Cadence Design Systems, Inc.†	570,413	12,720,210
Mentor Graphics Corp.	195,067	3,653,605
Synopsys, Inc.†	305,286	15,288,723

		31,662,538

Electronic Measurement Instruments — 0.9%
Keysight Technologies, Inc.†	331,500	10,213,515
National Instruments Corp.	199,285	6,257,549
Trimble Navigation, Ltd.†	503,205	11,523,394

		27,994,458

Electronic Parts Distribution — 0.9%
Arrow Electronics, Inc.†	184,839	10,454,494
Avnet, Inc.	263,218	11,929,039
Tech Data Corp.†	69,149	4,677,930

		27,061,463

Energy - Alternate Sources — 0.1%
SunEdison, Inc.†#	616,756	1,967,452

Engineering/R&D Services — 0.5%
AECOM†	295,539	9,407,006
KBR, Inc.	282,575	5,493,258

		14,900,264

164

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Enterprise Software/Service — 1.2%
CDK Global, Inc.	313,341	$14,855,497
Tyler Technologies, Inc.†	66,293	11,829,323
Ultimate Software Group, Inc.†	55,963	11,052,692

		37,737,512

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	62,150	2,914,835

Filtration/Separation Products — 0.4%
CLARCOR, Inc.	98,071	5,181,091
Donaldson Co., Inc.#	245,780	7,717,492

		12,898,583

Finance - Consumer Loans — 0.2%
SLM Corp.†	833,719	5,631,772

Finance - Investment Banker/Broker — 0.7%
Raymond James Financial, Inc.	250,872	14,733,712
Stifel Financial Corp.†	135,924	6,165,513

		20,899,225

Finance - Mortgage Loan/Banker — 0.2%
CoreLogic, Inc.†	174,391	6,428,052

Finance - Other Services — 0.6%
CBOE Holdings, Inc.	162,064	11,702,641
MarketAxess Holdings, Inc.	73,015	7,796,542

		19,499,183

Food - Baking — 0.3%
Flowers Foods, Inc.	362,086	8,516,263

Food - Canned — 0.2%
TreeHouse Foods, Inc.†	84,307	7,289,183

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	34,990	1,121,430

Food - Dairy Products — 0.6%
Dean Foods Co.#	184,859	3,467,955
WhiteWave Foods Co.†	344,070	13,979,564

		17,447,519

Food - Flour & Grain — 0.3%
Post Holdings, Inc.†	118,832	8,261,201

Food - Misc./Diversified — 0.9%
Hain Celestial Group, Inc.†	200,874	8,577,320
Ingredion, Inc.	139,718	13,772,003
Lancaster Colony Corp.	38,028	4,421,135

		26,770,458

Food - Retail — 0.1%
SUPERVALU, Inc.†	518,589	3,484,918

Food - Wholesale/Distribution — 0.1%
United Natural Foods, Inc.†	98,054	4,305,551

Footwear & Related Apparel — 0.4%
Deckers Outdoor Corp.†#	63,975	3,130,936
Skechers U.S.A., Inc., Class A†	250,695	7,570,989

		10,701,925

Funeral Services & Related Items — 0.4%
Service Corp. International	392,269	10,924,692

Garden Products — 0.5%
Scotts Miracle-Gro Co., Class A	88,750	6,193,862
Toro Co.	107,295	8,269,226

		14,463,088

Security Description	Shares	Value (Note 2)

Gas - Distribution — 1.8%
Atmos Energy Corp.	198,444	$12,365,046
National Fuel Gas Co.	165,550	7,568,946
ONE Gas, Inc.#	102,084	4,976,595
Questar Corp.#	344,029	6,519,349
UGI Corp.	338,234	11,726,573
Vectren Corp.	161,825	6,888,890
WGL Holdings, Inc.	97,351	6,002,663

		56,048,062

Gold Mining — 0.2%
Royal Gold, Inc.	127,614	4,587,723

Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.†#	104,089	4,506,013

Home Furnishings — 0.3%
Tempur Sealy International, Inc.†	121,163	9,632,459

Housewares — 0.2%
Tupperware Brands Corp.#	97,658	5,544,045

Human Resources — 0.4%
ManpowerGroup, Inc.	150,340	13,572,695

Industrial Automated/Robotic — 0.5%
Cognex Corp.	170,513	6,326,032
Nordson Corp.	111,943	8,119,226

		14,445,258

Instruments - Controls — 0.8%
Mettler-Toledo International, Inc.†	54,224	18,586,903
Woodward, Inc.	112,021	5,649,219

		24,236,122

Instruments - Scientific — 0.2%
FEI Co.	81,420	6,514,414

Insurance Brokers — 0.7%
Arthur J. Gallagher & Co.	341,694	14,949,113
Brown & Brown, Inc.	228,894	7,429,899

		22,379,012

Insurance - Life/Health — 0.7%
CNO Financial Group, Inc.#	376,297	7,612,489
Primerica, Inc.#	97,088	4,974,789
StanCorp Financial Group, Inc.	82,808	9,410,301

		21,997,579

Insurance - Multi-line — 0.8%
American Financial Group, Inc.	140,635	10,406,990
Genworth Financial, Inc., Class A†	405,337	2,046,952
Kemper Corp.	95,321	3,918,646
Old Republic International Corp.	472,769	8,963,700

		25,336,288

Insurance - Property/Casualty — 1.5%
Alleghany Corp.†	31,259	15,922,084
First American Financial Corp.#	212,684	8,388,257
Hanover Insurance Group, Inc.	86,513	7,319,000
Mercury General Corp.	71,274	3,688,429
WR Berkley Corp.	193,203	10,753,679

		46,071,449

Insurance - Reinsurance — 1.7%
Aspen Insurance Holdings, Ltd.	118,981	6,010,920
Endurance Specialty Holdings, Ltd.	118,600	7,822,856
Everest Re Group, Ltd.#	86,504	15,954,798
Reinsurance Group of America, Inc.	130,119	11,955,334

165

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Reinsurance (continued)
RenaissanceRe Holdings, Ltd.	89,939	$9,961,643

		51,705,551

Investment Management/Advisor Services — 1.0%
Eaton Vance Corp.	230,037	8,262,929
Federated Investors, Inc., Class B	186,395	5,837,891
Janus Capital Group, Inc.#	288,618	4,557,278
Waddell & Reed Financial, Inc., Class A	163,931	6,131,020
WisdomTree Investments, Inc.#	224,290	4,878,308

		29,667,426

Lighting Products & Systems — 0.6%
Acuity Brands, Inc.	85,239	19,679,980

Machine Tools & Related Products — 0.4%
Kennametal, Inc.#	155,477	4,547,702
Lincoln Electric Holdings, Inc.	133,266	7,522,866

		12,070,568

Machinery - Construction & Mining — 0.5%
Joy Global, Inc.#	190,778	2,928,442
Oshkosh Corp.#	153,317	6,724,484
Terex Corp.	212,402	4,349,993

		14,002,919

Machinery - Electrical — 0.2%
Regal Beloit Corp.	87,776	5,658,041

Machinery - Farming — 0.2%
AGCO Corp.#	146,714	7,373,846

Machinery - General Industrial — 1.2%
IDEX Corp.	151,504	11,938,516
Wabtec Corp.#	189,251	15,162,790
Zebra Technologies Corp., Class A†	101,941	8,175,668

		35,276,974

Machinery - Pumps — 0.3%
Graco, Inc.	113,012	8,527,886

Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	369,833	5,632,557

Medical Instruments — 0.4%
Bio-Techne Corp.	72,759	6,636,348
LivaNova PLC†#	82,766	4,953,545

		11,589,893

Medical Products — 1.8%
Cooper Cos., Inc.#	95,121	13,911,446
Halyard Health, Inc.†	91,249	2,919,055
Hill-Rom Holdings, Inc.	110,397	5,620,311
Sirona Dental Systems, Inc.†	109,347	11,861,963
Teleflex, Inc.#	81,431	10,724,463
West Pharmaceutical Services, Inc.	140,957	8,887,339

		53,924,577

Medical - Biomedical/Gene — 0.9%
Bio-Rad Laboratories, Inc., Class A†	40,481	5,656,005
Charles River Laboratories International, Inc.†	91,576	7,011,974
United Therapeutics Corp.†	89,150	13,606,965

		26,274,944

Medical - Drugs — 0.2%
Akorn, Inc.†#	156,812	5,221,840

Medical - HMO — 1.1%
Centene Corp.†	233,135	13,463,546
Health Net, Inc.†	151,299	9,571,175

Security Description	Shares	Value (Note 2)

Medical - HMO (continued)
Molina Healthcare, Inc.†#	80,108	$4,827,308
WellCare Health Plans, Inc.†	86,274	7,115,880

		34,977,909

Medical - Hospitals — 0.4%
Community Health Systems, Inc.†	231,235	6,691,941
LifePoint Health, Inc.†	86,936	6,225,487

		12,917,428

Medical - Outpatient/Home Medical — 0.3%
Amsurg Corp.†	94,837	7,971,998

Medical - Wholesale Drug Distribution — 0.2%
Owens & Minor, Inc.#	123,366	4,750,825

Metal Processors & Fabrication — 0.2%
Timken Co.	143,981	4,641,947

Miscellaneous Manufacturing — 0.3%
AptarGroup, Inc.	122,931	9,155,901

Motion Pictures & Services — 0.1%
DreamWorks Animation SKG, Inc., Class A†#	138,925	3,423,112

Multimedia — 0.6%
FactSet Research Systems, Inc.	81,077	13,744,984
Meredith Corp.	73,726	3,439,318

		17,184,302

Networking Products — 0.1%
Polycom, Inc.†	261,069	3,558,370

Non-Hazardous Waste Disposal — 0.4%
Waste Connections, Inc.	241,594	13,166,873

Office Furnishings - Original — 0.2%
Herman Miller, Inc.	117,140	3,714,509
HNI Corp.	86,821	3,842,698

		7,557,207

Oil & Gas Drilling — 0.8%
Atwood Oceanics, Inc.#	113,910	1,808,891
Nabors Industries, Ltd.	571,309	5,775,934
Noble Corp. PLC#	473,686	6,285,813
Patterson-UTI Energy, Inc.#	288,158	4,673,923
Rowan Cos. PLC, Class A	244,300	4,966,619

		23,511,180

Oil Companies - Exploration & Production — 1.1%
California Resources Corp.	612,675	2,511,967
Denbury Resources, Inc.#	695,840	2,574,608
Energen Corp.	154,257	9,145,897
Gulfport Energy Corp.†	211,835	5,384,846
QEP Resources, Inc.	314,721	4,972,592
SM Energy Co.#	133,021	3,906,827
WPX Energy, Inc.†	457,898	3,928,765

		32,425,502

Oil Field Machinery & Equipment — 0.2%
Dril-Quip, Inc.†	75,770	4,781,845

Oil Refining & Marketing — 0.9%
HollyFrontier Corp.	369,136	17,748,059
Murphy USA, Inc.†	78,844	4,695,949
Western Refining, Inc.#	138,467	6,267,016

		28,711,024

Oil - Field Services — 0.7%
NOW, Inc.†#	209,816	3,856,418
Oceaneering International, Inc.	191,542	8,378,047
Oil States International, Inc.†	100,407	3,184,910

166

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil - Field Services (continued)
Superior Energy Services, Inc.	295,104	$4,624,280

		20,043,655

Paper & Related Products — 0.2%
Domtar Corp.	123,000	5,054,070

Physicians Practice Management — 0.4%
MEDNAX, Inc.†	184,171	13,144,284

Power Converter/Supply Equipment — 0.3%
Hubbell, Inc., Class B	99,259	9,855,426

Printing - Commercial — 0.4%
Deluxe Corp.	97,803	5,736,146
RR Donnelley & Sons Co.#	408,556	6,573,666

		12,309,812

Publishing - Books — 0.2%
John Wiley & Sons, Inc., Class A	96,668	4,987,102

Publishing - Newspapers — 0.1%
New York Times Co., Class A	247,950	3,491,136

Publishing - Periodicals — 0.1%
Time, Inc.	214,832	3,574,804

Quarrying — 0.2%
Compass Minerals International, Inc.	65,958	5,549,706

Racetracks — 0.1%
International Speedway Corp., Class A	52,308	1,861,642

Real Estate Investment Trusts — 10.2%
Alexandria Real Estate Equities, Inc.	141,552	13,035,524
American Campus Communities, Inc.	219,878	8,883,071
BioMed Realty Trust, Inc.	395,550	9,283,559
Camden Property Trust	170,026	12,986,586
Care Capital Properties, Inc.	161,937	5,125,306
Communications Sales & Leasing, Inc.	235,789	4,586,096
Corporate Office Properties Trust	185,052	4,124,809
Corrections Corp. of America	229,275	5,910,710
Douglas Emmett, Inc.#	272,066	8,428,605
Duke Realty Corp.	675,874	13,754,036
Equity One, Inc.	144,491	3,934,490
Extra Space Storage, Inc.	240,490	20,141,038
Federal Realty Investment Trust#	135,323	19,827,526
Highwoods Properties, Inc.	184,250	8,025,930
Hospitality Properties Trust	296,551	8,235,221
Kilroy Realty Corp.	180,507	12,045,232
Lamar Advertising Co. Class A	160,363	9,366,803
LaSalle Hotel Properties#	221,435	6,246,681
Liberty Property Trust	293,374	9,945,379
Mack-Cali Realty Corp.	174,405	4,098,518
Mid-America Apartment Communities, Inc.	147,556	13,067,559
National Retail Properties, Inc.	263,173	10,121,634
Omega Healthcare Investors, Inc.	316,662	10,905,839
Post Properties, Inc.	106,888	6,302,116
Potlatch Corp.	79,632	2,661,301
Rayonier, Inc.#	246,547	5,949,179
Regency Centers Corp.	184,324	12,419,751
Senior Housing Properties Trust	464,738	6,715,464
Sovran Self Storage, Inc.	70,151	7,049,474
Tanger Factory Outlet Centers, Inc.	187,623	6,249,722
Taubman Centers, Inc.	119,137	8,562,376
UDR, Inc.	512,907	18,931,397
Urban Edge Properties#	180,757	4,336,360
Weingarten Realty Investors	223,214	7,803,561
WP GLIMCHER, Inc.	362,754	3,827,055

		312,887,908

Security Description	Shares	Value (Note 2)

Real Estate Management/Services — 0.5%
Jones Lang LaSalle, Inc.	88,021	$14,622,049

Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	89,933	3,409,360

Recreational Vehicles — 0.7%
Brunswick Corp.	179,998	9,473,295
Polaris Industries, Inc.#	120,428	12,696,724

		22,170,019

Rental Auto/Equipment — 0.2%
Aaron’s, Inc.	126,452	3,068,990
Rent-A-Center, Inc.	103,862	1,782,272

		4,851,262

Research & Development — 0.2%
PAREXEL International Corp.†	108,331	7,350,258

Respiratory Products — 0.5%
ResMed, Inc.#	275,078	16,386,396

Retail - Apparel/Shoe — 1.3%
Abercrombie & Fitch Co., Class A#	136,190	3,482,378
American Eagle Outfitters, Inc.#	351,971	5,480,188
Ascena Retail Group, Inc.†	335,482	3,801,011
Chico’s FAS, Inc.	272,676	3,272,112
Foot Locker, Inc.	272,703	17,725,695
Guess?, Inc.#	127,592	2,512,287
Kate Spade & Co.†	249,948	5,008,958

		41,282,629

Retail - Automobile — 0.3%
Copart, Inc.†	214,234	8,455,816

Retail - Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	94,776	5,847,679

Retail - Convenience Store — 0.3%
Casey’s General Stores, Inc.	76,324	8,874,191

Retail - Discount — 0.3%
Big Lots, Inc.	101,564	4,569,364
HSN, Inc.	63,161	3,151,734

		7,721,098

Retail - Mail Order — 0.3%
Williams-Sonoma, Inc.	164,890	10,442,484

Retail - Major Department Stores — 0.2%
J.C. Penney Co., Inc.†#	598,054	4,766,490

Retail - Misc./Diversified — 0.2%
CST Brands, Inc.	148,022	5,512,339

Retail - Office Supplies — 0.2%
Office Depot, Inc.†	965,744	6,364,253

Retail - Petroleum Products — 0.2%
World Fuel Services Corp.	140,514	6,125,005

Retail - Restaurants — 1.9%
Brinker International, Inc.	117,663	5,367,786
Buffalo Wild Wings, Inc.†	37,220	5,964,133
Cheesecake Factory, Inc.	88,396	4,166,104
Cracker Barrel Old Country Store, Inc.#	46,901	5,905,774
Domino’s Pizza, Inc.#	107,501	11,553,132
Dunkin’ Brands Group, Inc.#	186,446	7,909,039
Jack in the Box, Inc.	71,604	5,308,721
Panera Bread Co., Class A†	47,788	8,687,858
Wendy’s Co.	426,524	4,482,767

		59,345,314

167

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Sporting Goods — 0.6%
Cabela’s, Inc.†#	97,740	$4,581,074
Dick’s Sporting Goods, Inc.	183,361	7,156,580
Vista Outdoor, Inc.†	123,698	5,448,897

		17,186,551

Savings & Loans/Thrifts — 0.9%
First Niagara Financial Group, Inc.	694,606	7,487,853
New York Community Bancorp, Inc.	949,344	15,569,241
Washington Federal, Inc.	183,981	4,754,069

		27,811,163

Schools — 0.3%
Apollo Education Group, Inc.†	197,338	1,393,206
DeVry Education Group, Inc.#	111,901	2,657,649
Graham Holdings Co., Class B	8,784	4,754,340

		8,805,195

Semiconductor Components - Integrated Circuits — 0.7%
Atmel Corp.	819,053	7,084,809
Cypress Semiconductor Corp.#	656,237	7,100,484
Integrated Device Technology, Inc.†	290,253	8,138,694

		22,323,987

Semiconductor Equipment — 0.3%
Teradyne, Inc.	412,736	8,576,654

Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.	93,612	12,255,683

Soap & Cleaning Preparation — 0.7%
Church & Dwight Co., Inc.	256,349	21,987,054

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	45,513	5,336,399

Steel - Producers — 0.9%
Carpenter Technology Corp.	96,983	3,485,569
Commercial Metals Co.	226,305	3,347,051
Reliance Steel & Aluminum Co.	143,827	8,458,466
Steel Dynamics, Inc.	473,869	8,240,582
United States Steel Corp.#	286,301	2,310,449
Worthington Industries, Inc.	92,106	2,834,101

		28,676,218

Steel - Specialty — 0.1%
Allegheny Technologies, Inc.#	213,792	2,708,745

Telecom Equipment - Fiber Optics — 0.2%
Ciena Corp.†	247,971	6,209,194

Telecom Services — 0.1%
NeuStar, Inc., Class A†#	106,493	2,683,624

Telecommunication Equipment — 0.4%
ARRIS Group, Inc.†	264,013	8,070,877
Plantronics, Inc.	68,981	3,649,785

		11,720,662

Telephone - Integrated — 0.2%
Telephone & Data Systems, Inc.	184,542	5,220,693

Television — 0.3%
AMC Networks, Inc., Class A†	119,176	9,690,201

Theaters — 0.2%
Cinemark Holdings, Inc.	206,524	7,166,383

Transactional Software — 0.4%
ACI Worldwide, Inc.†#	230,602	5,423,759
Solera Holdings, Inc.	131,224	7,051,978

		12,475,737

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Equipment & Leasing — 0.1%
GATX Corp.#	84,569	$3,915,545

Transport - Marine — 0.2%
Kirby Corp.†	107,235	6,927,381

Transport - Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	104,234	7,220,289

Transport - Truck — 0.5%
Landstar System, Inc.	85,305	5,324,738
Old Dominion Freight Line, Inc.†	136,928	8,723,683
Werner Enterprises, Inc.#	87,257	2,352,449

		16,400,870

Veterinary Diagnostics — 0.3%
VCA, Inc.†	158,867	8,742,451

Water — 0.3%
Aqua America, Inc.#	346,118	10,158,563

Wire & Cable Products — 0.2%
Belden, Inc.	83,532	5,243,304

Wireless Equipment — 0.1%
InterDigital, Inc.	70,306	3,704,423

X-Ray Equipment — 0.6%
Hologic, Inc.†	479,948	19,365,902

Total Long-Term Investment Securities
(cost $2,260,048,838)		3,041,089,497

SHORT-TERM INVESTMENT SECURITIES — 7.2%
Registered Investment Companies — 7.0%
State Street Navigator Securities Lending Prime Portfolio 0.24%(1)(2)	$213,862,443	213,862,443

U.S. Government Treasuries — 0.2%
United States Treasury Bills 0.00% due 12/17/15(3)	6,150,000	6,149,859

Total Short-Term Investment Securities
(cost $220,012,443)		220,012,302

REPURCHASE AGREEMENTS — 0.6%
State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $19,465,000)	19,465,000	19,465,000

TOTAL INVESTMENTS
(cost $2,499,526,281)(5)	107.0%	3,280,566,799
Liabilities in excess of other assets	(7.0)	(213,649,270)

NET ASSETS	100.0%	$3,066,917,529

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At November 30, 2015, the Fund had loaned securities with a total value of $279,766,971. This was secured by collateral of $213,862,443, which was received in cash and subsequently invested in short-term investments currently valued at $213,862,443 as reported in the Portfolio of Investments. Additional collateral of $73,571,567 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

168

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 12/15/2044	$429,926
Federal National Mtg. Assoc.	0.75% to 4.25%	04/20/2017 to 02/25/2044	2,675,982
Government National Mtg. Assoc.	0.40% to 4.00%	04/20/2039 to 12/16/2052	67,387
United States Treasury Bills	0.00%	12/03/2015 to 10/13/2016	3,487,948
United States Treasury Notes/Bonds	zero coupon to 8.88%	01/15/2016 to 05/15/2045	66,910,324

(2)	The rate shown is the 7-day yield as of November 30, 2015.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2015	Unrealized Appreciation (Depreciation)
196	Long	S&P Mid Cap 400 E-Mini Index	December 2015	$27,387,665	$28,617,960	$1,230,295

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,041,089,497	$—	$—	$3,041,089,497
Short-Term Investment Securities:
Registered Investment Companies	213,862,443	—	—	213,862,443
U.S. Government Treasuries	—	6,149,859	—	6,149,859
Repurchase Agreements	—	19,465,000	—	19,465,000

Total Investments at Value	$3,254,951,940	$25,614,859	$—	$3,280,566,799

Other Financial Instruments:†
Futures Contracts	$1,230,295	$—	$—	$1,230,295

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

169

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Commercial Services — Finance	6.2%
Medical — Biomedical/Gene	4.9
Applications Software	4.9
E-Commerce/Services	4.6
Medical Instruments	4.2
Medical — Drugs	3.8
Internet Content — Information/News	3.6
Retail — Restaurants	3.3
Time Deposits	2.7
Consulting Services	2.7
Auto — Cars/Light Trucks	2.6
Medical Information Systems	2.6
Internet Content — Entertainment	2.6
Networking Products	2.2
Beverages — Non-alcoholic	2.0
Internet Application Software	1.8
Enterprise Software/Service	1.8
Apparel Manufacturers	1.8
Vitamins & Nutrition Products	1.7
Auto/Truck Parts & Equipment — Original	1.6
Drug Delivery Systems	1.5
Retail — Perfume & Cosmetics	1.5
Decision Support Software	1.5
Hotels/Motels	1.4
Data Processing/Management	1.3
Finance — Consumer Loans	1.3
Registered Investment Companies	1.2
Retail — Discount	1.2
Airlines	1.2
E-Commerce/Products	1.0
Real Estate Investment Trusts	1.0
Entertainment Software	1.0
Retail — Apparel/Shoe	1.0
Retail — Auto Parts	0.9
Beverages — Wine/Spirits	0.9
Food — Meat Products	0.9
Electronic Components — Semiconductors	0.9
Electric Products — Misc.	0.8
Lighting Products & Systems	0.8
Home Decoration Products	0.8
Cruise Lines	0.8
Audio/Video Products	0.8
Coatings/Paint	0.7
Coffee	0.7
Home Furnishings	0.7
Real Estate Management/Services	0.7
Banks — Commercial	0.7
Aerospace/Defense	0.7
Medical — Wholesale Drug Distribution	0.7
Chemicals — Specialty	0.7
Financial Guarantee Insurance	0.7
Food — Dairy Products	0.6
Aerospace/Defense — Equipment	0.6
Retail — Gardening Products	0.6
Television	0.6
Computer Services	0.6
Building Products — Cement	0.6
Semiconductor Equipment	0.6
Containers — Paper/Plastic	0.6
Semiconductor Components — Integrated Circuits	0.5
Retail — Arts & Crafts	0.5
Internet Infrastructure Software	0.5
Computers — Integrated Systems	0.5
Food — Misc./Diversified	0.5
Computers — Memory Devices	0.5
Instruments — Scientific	0.5
Internet Security	0.4
Disposable Medical Products	0.3
Transport — Services	0.3

Energy — Alternate Sources	0.2
Computers — Other	0.2

101.3%

*	Calculated as a percentage of net assets

170

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.2%
Aerospace/Defense — 0.7%
TransDigm Group, Inc.†	7,646	$1,793,981

Aerospace/Defense-Equipment — 0.6%
Orbital ATK, Inc.	18,985	1,631,001

Airlines — 1.2%
United Continental Holdings, Inc.†	54,030	3,011,092

Apparel Manufacturers — 1.8%
Gildan Activewear, Inc.	41,685	1,291,818
Michael Kors Holdings, Ltd.†	52,585	2,262,207
Under Armour, Inc., Class A†	11,832	1,020,155

		4,574,180

Applications Software — 4.8%
Dropbox, Inc.†(1)(2)(3)	89,561	1,293,231
NetSuite, Inc.†	14,489	1,237,360
Red Hat, Inc.†	29,185	2,375,951
ServiceNow, Inc.†	54,996	4,785,202
Tableau Software, Inc., Class A†	27,461	2,664,541

		12,356,285

Audio/Video Products — 0.8%
Harman International Industries, Inc.	19,105	1,970,872

Auto - Cars/Light Trucks — 2.6%
Tesla Motors, Inc.†	29,536	6,800,959

Auto/Truck Parts & Equipment-Original — 1.6%
Delphi Automotive PLC	27,155	2,386,381
Mobileye NV†	16,823	733,483
WABCO Holdings, Inc.†	9,510	1,022,135

		4,141,999

Banks - Commercial — 0.7%
First Republic Bank	26,255	1,807,919

Beverages - Non-alcoholic — 2.0%
Monster Beverage Corp.†	33,901	5,241,434

Beverages - Wine/Spirits — 0.9%
Constellation Brands, Inc., Class A	17,375	2,437,017

Building Products-Cement — 0.6%
Vulcan Materials Co.	15,395	1,580,605

Chemicals - Specialty — 0.7%
International Flavors & Fragrances, Inc.	14,485	1,738,345

Coatings/Paint — 0.7%
Sherwin-Williams Co.	7,050	1,946,293

Coffee — 0.7%
Keurig Green Mountain, Inc.	36,628	1,919,307

Commercial Services - Finance — 6.2%
Equifax, Inc.	17,790	1,983,585
FleetCor Technologies, Inc.†	25,389	3,902,543
McGraw Hill Financial, Inc.	69,193	6,675,049
SEI Investments Co.	34,530	1,878,087
Vantiv, Inc., Class A†	31,114	1,640,019

		16,079,283

Computer Services — 0.6%
IHS, Inc., Class A†	12,927	1,594,028

Computers - Integrated Systems — 0.5%
NetScout Systems, Inc.†	38,840	1,285,604

Computers - Memory Devices — 0.5%
Western Digital Corp.	19,780	1,234,470

Computers - Other — 0.2%
3D Systems Corp.†	22,175	202,236
Stratasys, Ltd.†	8,002	200,050

		402,286

Security Description	Shares	Value (Note 2)

Consulting Services — 2.7%
Gartner, Inc.†	16,639	$1,552,419
Towers Watson & Co., Class A	9,900	1,331,649
Verisk Analytics, Inc.†	53,327	3,996,858

		6,880,926

Containers - Paper/Plastic — 0.6%
Berry Plastics Group, Inc.†	41,295	1,501,486

Cruise Lines — 0.8%
Royal Caribbean Cruises, Ltd.	21,345	1,976,760

Data Processing/Management — 0.9%
Fidelity National Information Services, Inc.	35,955	2,289,255

Decision Support Software — 1.5%
MSCI, Inc.	53,901	3,779,538

Disposable Medical Products — 0.3%
STERIS PLC	11,185	854,310

Drug Delivery Systems — 1.5%
Catalent, Inc.†	40,265	1,121,380
DexCom, Inc.†	32,093	2,728,547

		3,849,927

E-Commerce/Products — 0.4%
Vipshop Holdings, Ltd. ADR†	66,034	1,091,542

E-Commerce/Services — 3.5%
Autohome, Inc. ADR†	50,791	1,538,967
MercadoLibre, Inc.	14,843	1,829,252
SurveyMonkey.com LLC†(1)(2)(3)	44,965	730,681
TripAdvisor, Inc.†	10,660	878,064
Zillow Group, Inc., Class A†	54,942	1,430,140
Zillow Group, Inc., Class C†	109,884	2,708,641

		9,115,745

Electric Products - Misc. — 0.8%
AMETEK, Inc.	37,570	2,121,202

Electronic Components - Semiconductors — 0.9%
Monolithic Power Systems, Inc.	20,120	1,374,799
Skyworks Solutions, Inc.	11,480	953,070

		2,327,869

Energy - Alternate Sources — 0.2%
SolarCity Corp.†	16,072	462,231

Enterprise Software/Service — 1.8%
Workday, Inc., Class A†	56,602	4,738,153

Entertainment Software — 1.0%
Activision Blizzard, Inc.	68,215	2,568,977

Finance - Consumer Loans — 1.3%
LendingClub Corp.†	273,841	3,291,569

Financial Guarantee Insurance — 0.7%
MGIC Investment Corp.†	181,805	1,734,420

Food - Dairy Products — 0.6%
WhiteWave Foods Co.†	40,855	1,659,939

Food - Meat Products — 0.9%
Tyson Foods, Inc., Class A	46,625	2,331,250

Food - Misc./Diversified — 0.5%
Blue Buffalo Pet Products, Inc.†#	69,960	1,257,181

Home Decoration Products — 0.8%
Newell Rubbermaid, Inc.	46,330	2,069,098

Home Furnishings — 0.7%
Tempur Sealy International, Inc.†	24,080	1,914,360

Hotels/Motels — 1.4%
Marriott International, Inc., Class A	50,824	3,603,930

171

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Instruments - Scientific — 0.5%
PerkinElmer, Inc.	22,135	$1,176,697

Internet Application Software — 1.8%
Splunk, Inc.†	80,087	4,765,176

Internet Content - Entertainment — 2.6%
Pandora Media, Inc.†	77,219	1,065,622
Twitter, Inc.†	222,109	5,641,569

		6,707,191

Internet Content - Information/News — 3.6%
LinkedIn Corp., Class A†	34,956	8,498,153
Yelp, Inc.†	27,362	824,417

		9,322,570

Internet Infrastructure Software — 0.5%
F5 Networks, Inc.†	12,725	1,310,675

Internet Security — 0.4%
FireEye, Inc.†	42,097	963,179

Lighting Products & Systems — 0.8%
Acuity Brands, Inc.	9,090	2,098,699

Medical Information Systems — 2.6%
athenahealth, Inc.†	40,096	6,726,104

Medical Instruments — 4.2%
Boston Scientific Corp.†	96,900	1,771,332
Edwards Lifesciences Corp.†	15,405	2,511,015
Intuitive Surgical, Inc.†	12,579	6,541,332

		10,823,679

Medical - Biomedical/Gene — 4.9%
Alnylam Pharmaceuticals, Inc.†	8,784	914,063
BioMarin Pharmaceutical, Inc.†	13,310	1,269,375
Illumina, Inc.†	42,540	7,823,106
Incyte Corp.†	14,155	1,617,067
Intrexon Corp.†	20,233	734,660
Seattle Genetics, Inc.†	11,077	465,013

		12,823,284

Medical - Drugs — 3.8%
Anacor Pharmaceuticals, Inc.†	5,480	639,680
Endo International PLC†	42,534	2,614,990
Quintiles Transnational Holdings, Inc.†	24,250	1,648,758
Zoetis, Inc.	106,985	4,996,200

		9,899,628

Medical - Wholesale Drug Distribution — 0.7%
Cardinal Health, Inc.	20,590	1,788,241

Networking Products — 2.2%
Arista Networks, Inc.†#	16,840	1,238,077
Palo Alto Networks, Inc.†	24,308	4,553,861

		5,791,938

Real Estate Investment Trusts — 1.0%
Equinix, Inc.	8,911	2,642,111

Real Estate Management/Services — 0.7%
CBRE Group, Inc., Class A†	48,905	1,832,470

Retail - Apparel/Shoe — 1.0%
lululemon athletica, Inc.†	28,872	1,380,659
Zalando SE†*	34,052	1,154,882

		2,535,541

Retail - Arts & Crafts — 0.5%
Michaels Cos., Inc.†	59,815	1,328,491

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail - Auto Parts — 0.9%
Advance Auto Parts, Inc.	15,030	$2,445,832

Retail - Discount — 1.2%
Dollar Tree, Inc.†	40,195	3,033,115

Retail - Gardening Products — 0.6%
Tractor Supply Co.	18,110	1,618,129

Retail - Perfume & Cosmetics — 1.5%
Ulta Salon Cosmetics & Fragrance, Inc.†	22,949	3,832,483

Retail - Restaurants — 3.3%
Chipotle Mexican Grill, Inc.†	4,908	2,844,432
Dunkin’ Brands Group, Inc.#	132,891	5,637,236

		8,481,668

Semiconductor Components - Integrated Circuits — 0.5%
NXP Semiconductors NV†	15,010	1,402,835

Semiconductor Equipment — 0.6%
Lam Research Corp.	19,705	1,540,931

Television — 0.6%
AMC Networks, Inc., Class A†	19,615	1,594,896

Transport - Services — 0.3%
XPO Logistics, Inc.†	27,931	851,896

Vitamins & Nutrition Products — 1.7%
Mead Johnson Nutrition Co.	55,725	4,490,878

Total Common Stocks
(cost $215,962,068)		246,794,965

CONVERTIBLE PREFERRED SECURITIES — 2.2%
Applications Software — 0.1%
Dropbox, Inc., Series A†(1)(2)(3)	8,758	126,462

Auto-Cars/Light Trucks — 0.0%
Better Place LLC, Series B†(1)(2)(3)	314,973	0

Data Processing/Management — 0.4%
Palantir Technologies, Inc., Series G†(1)(2)(3)	89,856	691,891
Palantir Technologies, Inc., Series H†(1)(2)(3)	24,065	185,300
Palantir Technologies, Inc., Series H-1†(1)(2)(3)	24,065	185,301

		1,062,492

E-Commerce/Products — 0.6%
Flipkart Online Services Pvt., Ltd., Series D†(1)(2)(3)	13,407	1,650,469
Peixe Urbano, Inc., Series C†(1)(2)(3)	14,214	6,112

		1,656,581

E-Commerce/Services — 1.1%
Airbnb, Inc., Series D†(1)(2)(3)	29,418	2,771,219

Total Convertible Preferred Securities
(cost $3,260,017)		5,616,754

Total Long-Term Investment Securities
(cost $219,222,085)		252,411,719

SHORT-TERM INVESTMENT SECURITIES — 3.9%
Registered Investment Companies — 1.2%
State Street Navigator Securities Lending Prime Portfolio 0.24%(4)(5)	3,293,226	3,293,226

Time Deposits — 2.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/15	$6,943,000	6,943,000

Total Short-Term Investment Securities
(cost $10,236,226)		10,236,226

TOTAL INVESTMENTS
(cost $229,458,311)(6)	101.3%	262,647,945
Liabilities in excess of other assets	(1.3)	(3,432,932)

NET ASSETS	100.0%	$259,215,013

172

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2015, the aggregate value of these securities was $1,154,882 representing 0.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At November 30, 2015, the aggregate value of these securities was $7,640,666 representing 2.9% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2015, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc.	05/01/2012	89,561	$810,680	$1,293,231	$14.44	0.50%
SurveyMonkey.com LLC	11/25/2014	44,965	739,674	730,681	16.25	0.28
Convertible Preferred Securities
Airbnb, Inc. Series D	04/16/2014	29,418	1,197,696	2,771,219	94.20	1.07
Better Place LLC	01/25/2010	262,477	787,431
Series B	11/30/2011	52,496	—

		314,973	787,431	0	0.00	0.00

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Dropbox, Inc. Series A	05/25/2012	8,758	$79,351	$126,462	$14.44	0.05%
Flipkart Online Services Pvt., Ltd. Series D	10/04/2013	13,407	307,650	1,650,469	123.11	0.64
Palantir Technologies, Inc. Series G	07/19/2012	89,856	274,960	691,891	7.70	0.27
Palantir Technologies, Inc. Series H	10/25/2013	24,065	84,468	185,300	7.70	0.07
Palantir Technologies, Inc. Series H-1	10/25/2013	24,065	84,468	185,301	7.70	0.07
Peixe Urbano, Inc. Series C	12/02/2011	14,214	443,993	6,112	0.43	0.00

				$7,640,666		2.95%

(4)	At November 30, 2015, the Fund had loaned securities with a total value of $4,154,219. This was secured by collateral of $3,293,226, which was received in cash and subsequently invested in short-term investments currently valued at $3,293,226 as reported in the Portfolio of Investments. Additional collateral of $974,932 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
United States Treasury Bills	0.00%	12/10/2015 to 07/21/2016	$110,167
United States Treasury Notes/Bonds	0.13% to 6.25%	01/15/2016 to 05/15/2045	864,765

(5)	The rate shown is the 7-day yield as of November 30, 2015.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value :*
Common Stocks:
Applications Software	$11,063,054	$—	$1,293,231	$12,356,285
E-Commerce/Services	8,385,064	—	730,681	9,115,745
Other Industries	225,322,935	—	—	225,322,935
Convertible Preferred Securities	—	—	5,616,754	5,616,754
Short-Term Investment Securities:
Registered Investment Companies	3,293,226	—	—	3,293,226
Time Deposits	—	6,943,000	—	6,943,000

Total Investments at Value	$248,064,279	$6,943,000	$7,640,666	$262,647,945

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

173

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 5/31/2015	$2,431,325	$5,169,281
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	—	907,290
Change in unrealized depreciation(1)	(407,413)	(459,817)
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 11/30/2015	$2,023,912	$5,616,754

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2015 includes:

Common Stocks	Convertible Preferred Securities
$(407,413)	$447,473

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at November 30, 2015.

174

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 11/30/15	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stocks	$1,293,231	Market Approach with Option Pricing Method (“OPM”) and Income Approach

Enterprise Value/Revenue Multiple* Discount for Lack of Marketability Weighted Average Cost of Capital Perpetual Growth Rate*

OPM assumptions:

    Volatility*

    Term to liquidity event in years

    Risk-free rate

				7.84x - 11.0x (8.947x) 10%-20% (15%) 18% 3.0% 35.0% 1.0 0.50%

	$730,681	Market Approach and Income Approach	Transaction Price* Enterprise Value/Revenue Multiple* Discount for Lack of Marketability Weighted Average Cost of Capital Perpetual Growth Rate*	$16.4500 11.6x 20.0% 17.5% 3.5%
Convertible Preferred Securities	$6,112	Income Approach	Future Cash Flows* Discount for Potential Claims	$0.86 50.0%

	$0	Cost Approach	Net Tangible Assets*	$0.00

	$2,771,219	Market Approach and Income Approach	Transaction Price* Enterprise Value/Revenue Multiple* Enterprise Value/ 2017 Projected EBITDA Multiple” Discount for Lack of Marketability Weighted Average Cost of Capital Perpetual Growth Rate*	$93.0944 15.9x 17.2x 10% - 20% (15%) 17% 3.5%

	$2,712,961	Market Approach and Income Approach	Transaction Price* Enterprise Value/Revenue Multiple* Discount for Lack of Marketability Weighted Average Cost of Capital Perpetual Growth Rate*	$11.38 - $142.24 ($44.095) 3.1x - 11.2x (5.125x) 20.0% 17% - 18% (17.25%) 3% - 4% (3.25%)

	$126,462	Market Approach with Option Pricing Method (“OPM”) and Income Approach

Enterprise Value/Revenue Multiple* Discount for Lack of Marketability Weighted Average Cost of Capital Perpetual Growth Rate*

OPM assumptions:

    Volatility*

    Term to liquidity event in years

    Risk-free rate

				7.84x - 11.0x (8.947x) 10%-20% (15%) 18% 3.0% 35.0% 1.0 0.50%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

175

VALIC Company I Money Market I Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

U.S. Government Agencies	59.0%
U.S. Government Treasuries	16.1
Foreign Bank	10.6
Commercial Banks-Canadian	4.8
Finance	3.6
Commercial Banks	2.1
Repurchase Agreement	2.1
Money Center Banks	1.7

100.0%

Credit Quality@#

A-1…………………………..………….…………………	100.0%

*	Calculated as a percentage of net assets.
@	Source: Standard & Poor’s
#	Calculated as a percentage of total debt issues.

Weighted	Average days to Maturity — 41.6 days

176

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 97.9%
Certificates of Deposit — 10.8%
Nordea Bank Finland PLC NY FRS 0.49% due 01/29/2016	$7,250,000	$7,251,699
Royal Bank of Canada NY FRS 0.28% due 12/03/2015	7,250,000	7,250,000
Royal Bank of Canada NY FRS 0.40% due 02/26/2016	1,650,000	1,650,412
Royal Bank of Canada NY FRS 0.48% due 06/03/2016	7,700,000	7,700,000
Svenska Handelsbanken NY FRS 0.29% due 12/09/2015	7,250,000	7,250,000
Svenska Handelsbanken NY 0.45% due 03/24/2016	6,000,000	6,000,190

Total Certificates of Deposit
(amortized cost $37,102,301)		37,102,301

Commercial Paper — 8.5%
Credit Agricole Corporate and Investment Bank NY 0.14% due 12/01/2015	16,000,000	16,000,000
General Electric Co. 0.14% due 12/29/2015	6,250,000	6,249,319
State Street Corp. 0.40% due 12/21/2015	7,250,000	7,248,389

Total Commercial Paper
(amortized cost $29,497,708)		29,497,708

U.S. Corporate Bonds & Notes — 3.5%
General Electric Capital Corp. FRS 0.52% due 01/08/2016	5,200,000	5,201,489
General Electric Capital Corp. FRS 0.92% due 01/08/2016	1,000,000	1,000,579
JPMorgan Chase Bank NA FRS 0.61% due 06/07/2016	5,900,000	5,900,000

Total U.S. Corporate Bonds & Notes
(amortized cost $12,102,068)		12,102,068

U.S. Government Agencies — 59.0%
Federal Farm Credit Bank
0.17% due 03/18/2016 FRS	20,500,000	20,496,659
0.18% due 11/09/2016 FRS	6,700,000	6,699,370
0.19% due 05/20/2016 FRS	7,500,000	7,500,733
0.19% due 12/19/2016 FRS(1)	750,000	749,970
0.21% due 10/19/2016 FRS	6,650,000	6,649,744
0.28% due 10/20/2016 FRS	6,150,000	6,149,456
0.32% due 08/03/2016	4,000,000	3,991,253
Federal Home Loan Bank
0.10% due 01/07/2016	2,100,000	2,099,795
0.10% due 01/08/2016	6,500,000	6,499,315
0.10% due 01/11/2016	8,000,000	7,999,135
0.11% due 01/08/2016	6,000,000	5,999,368
0.13% due 01/13/2016	6,000,000	5,999,076
0.16% due 02/09/2016 FRS	6,250,000	6,250,000
0.16% due 07/22/2016 FRS	7,000,000	7,000,107
0.16% due 08/19/2016 FRS	7,000,000	7,000,246
0.17% due 03/02/2016	6,200,000	6,197,306
0.17% due 03/10/2016	7,500,000	7,496,458
0.18% due 12/09/2015	2,900,000	2,899,884
0.18% due 01/26/2016	7,000,000	6,997,766
0.18% due 03/07/2016	6,000,000	5,997,090
0.19% due 12/08/2015	2,000,000	1,999,928
0.19% due 03/24/2016	1,000,000	999,182
0.20% due 12/02/2015	4,000,000	3,999,978
0.20% due 01/20/2016	7,300,000	7,297,972
0.20% due 01/22/2016	1,450,000	1,449,581
0.20% due 01/26/2016	4,500,000	4,498,564

Security Description	Principal Amount	Value (Note 2)

U.S. Government Agencies (continued)
0.21% due 09/02/2016 FRS	$6,750,000	$6,750,051
0.26% due 01/26/2016	4,000,000	3,998,723
0.27% due 12/21/2015	6,300,000	6,299,055
0.27% due 03/24/2016	6,250,000	6,244,888
0.29% due 02/02/2016	5,500,000	5,497,209
0.34% due 01/25/2016	2,250,000	2,250,225
0.35% due 06/09/2016	2,900,000	2,894,615
Federal Home Loan Mtg. Corp.
0.40% due 05/27/2016	2,200,000	2,200,058
Federal National Mtg. Assoc.
0.22% due 08/12/2016 FRS	1,500,000	1,500,279
0.25% due 02/02/2016	5,200,000	5,197,771
0.26% due 02/08/2016	5,000,000	4,997,508
0.29% due 03/09/2016	4,100,000	4,096,730
0.63% due 08/26/2016	700,000	701,491

Total U.S. Government Agencies
(amortized cost $203,546,539)		203,546,539

U.S. Government Treasuries — 16.1%
United States Treasury Bills
0.03% due 12/03/2015	11,000,000	10,999,975
0.06% due 12/03/2015	5,500,000	5,499,988
0.06% due 12/17/2015	1,000,000	999,972
0.07% due 12/10/2015	3,000,000	2,999,948
0.07% due 12/17/2015	6,000,000	5,999,830
0.07% due 04/14/2016	6,200,000	6,198,315
0.08% due 04/14/2016	6,000,000	5,998,370
0.12% due 12/24/2015	17,000,000	16,998,697

Total U.S. Government Treasuries
(amortized cost $55,695,095)		55,695,095

Total Short-Term Investment Securities — 97.9%
(amortized cost $337,943,711)		337,943,711

REPURCHASE AGREEMENTS — 2.1%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $7,202,000)	7,202,000	7,202,000

TOTAL INVESTMENTS
(amortized cost $345,145,711)(3)	100.0%	345,145,711
Liabilities in excess of other assets	(0.0)	(144,991)

NET ASSETS	100.0%	$345,000,720

(1)	The security’s effective maturity date is less than one year.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

FRS—Floating	Rate Security

The rates shown on FRS are the current interest rates at November 30, 2015, and unless noted otherwise, the dates shown are the original maturity dates.

177

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$337,943,711	$—	$337,943,711
Repurchase Agreements	—	7,202,000	—	7,202,000

Total Investments at Value	$—	$345,145,711	$—	$345,145,711

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

178

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Computers	12.1%
Medical — Biomedical/Gene	11.2
Web Portals/ISP	10.2
Applications Software	8.8
E-Commerce/Products	6.7
Electronic Components — Semiconductors	5.8
Internet Content — Entertainment	4.2
Cable/Satellite TV	4.0
Repurchase Agreements	3.7
Food — Misc./Diversified	2.9
Networking Products	2.5
E-Commerce/Services	2.4
Semiconductor Components — Integrated Circuits	2.3
Registered Investment Companies	1.9
Retail — Drug Store	1.7
Retail — Restaurants	1.6
Retail — Discount	1.6
Commercial Services — Finance	1.5
Multimedia	1.4
Pharmacy Services	1.0
Computers — Memory Devices	0.9
Entertainment Software	0.9
Electronic Forms	0.8
Semiconductor Equipment	0.8
Data Processing/Management	0.8
Computer Services	0.7
Beverages — Non-alcoholic	0.6
Auto — Cars/Light Trucks	0.5
Airlines	0.5
Retail — Auto Parts	0.5
Medical — Generic Drugs	0.5
Radio	0.4
Retail — Apparel/Shoe	0.4
Medical Information Systems	0.4
Medical Instruments	0.4
Hotels/Motels	0.3
Transport — Services	0.3
Auto — Heavy Duty Trucks	0.3
U.S. Government Treasuries	0.3
Computer Aided Design	0.3
Building — Heavy Construction	0.2
Internet Security	0.2
Cellular Telecom	0.2
Medical Products	0.2
Television	0.2
Broadcast Services/Program	0.2
Consulting Services	0.2
Enterprise Software/Service	0.2
Retail — Gardening Products	0.2
Distribution/Wholesale	0.2
Retail — Catalog Shopping	0.2
Food — Retail	0.2
Computer Software	0.2
Hazardous Waste Disposal	0.2
Retail — Bedding	0.2
Toys	0.2
Coffee	0.2
Retail — Office Supplies	0.1
Electronic Components — Misc.	0.1
Casino Hotels	0.1
Telecom Services	0.1

101.9%

*	Calculated as a percentage of net assets

179

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.0%
Airlines — 0.5%
American Airlines Group, Inc.	40,373	$1,665,790

Applications Software — 8.8%
Check Point Software Technologies, Ltd.†	10,868	948,668
Citrix Systems, Inc.†	9,657	740,402
Intuit, Inc.	16,566	1,659,913
Microsoft Corp.	480,651	26,123,382

		29,472,365

Auto - Cars/Light Trucks — 0.5%
Tesla Motors, Inc.†#	7,802	1,796,489

Auto - Heavy Duty Trucks — 0.3%
PACCAR, Inc.	21,332	1,108,411

Beverages - Non - alcoholic — 0.6%
Monster Beverage Corp.†	12,349	1,909,279

Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class A†#	8,972	279,388
Discovery Communications, Inc., Class C†	16,483	487,567

		766,955

Building - Heavy Construction — 0.2%
SBA Communications Corp., Class A†	7,675	807,103

Cable/Satellite TV — 4.0%
Charter Communications, Inc., Class A†#	6,732	1,261,308
Comcast Corp., Class A	127,091	7,734,758
Comcast Corp., Special Class A#	22,127	1,350,632
DISH Network Corp., Class A†	13,504	846,836
Liberty Global PLC LiLAC, Class A†	758	28,463
Liberty Global PLC LiLAC, Class C†	1,849	72,518
Liberty Global PLC, Class A†	15,174	643,529
Liberty Global PLC, Class C†	36,758	1,507,078

		13,445,122

Casino Hotels — 0.1%
Wynn Resorts, Ltd.#	6,102	383,023

Cellular Telecom — 0.2%
Vodafone Group PLC ADR	23,958	804,030

Coffee — 0.2%
Keurig Green Mountain, Inc.	9,258	485,119

Commercial Services - Finance — 1.5%
Automatic Data Processing, Inc.	27,994	2,414,762
PayPal Holdings, Inc.†	73,418	2,588,719

		5,003,481

Computer Aided Design — 0.3%
Autodesk, Inc.†	13,593	862,748

Computer Services — 0.7%
Cognizant Technology Solutions Corp., Class A†	36,630	2,365,565

Computer Software — 0.2%
Akamai Technologies, Inc.†	10,733	618,328

Computers — 12.1%
Apple, Inc.	342,714	40,543,066

Computers - Memory Devices — 0.9%
NetApp, Inc.	18,033	552,892
SanDisk Corp.	12,285	907,493
Seagate Technology PLC	18,151	652,347
Western Digital Corp.	13,846	864,129

		2,976,861

Consulting Services — 0.2%
Verisk Analytics, Inc.†	10,125	758,869

Security Description	Shares	Value (Note 2)

Data Processing/Management — 0.8%
Fiserv, Inc.†	14,097	$1,356,695
Paychex, Inc.	21,706	1,177,551

		2,534,246

Distribution/Wholesale — 0.2%
Fastenal Co.#	17,437	707,593

E-Commerce/Products — 6.7%
Amazon.com, Inc.†	28,108	18,686,198
eBay, Inc.†	73,211	2,166,314
JD.com, Inc. ADR†	48,713	1,494,515

		22,347,027

E-Commerce/Services — 2.4%
Liberty Ventures, Series A†	8,095	348,166
Netflix, Inc.†	25,601	3,157,372
Priceline Group, Inc.†	3,046	3,803,997
TripAdvisor, Inc.†	7,890	649,899

		7,959,434

Electronic Components - Misc. — 0.1%
Garmin, Ltd.#	11,474	434,291

Electronic Components - Semiconductors — 5.8%
Avago Technologies, Ltd.	15,608	2,036,064
Intel Corp.	285,699	9,933,754
Micron Technology, Inc.†	65,111	1,037,218
NVIDIA Corp.	32,392	1,027,474
Skyworks Solutions, Inc.	11,462	951,575
Texas Instruments, Inc.	61,682	3,584,958
Xilinx, Inc.	15,544	772,382

		19,343,425

Electronic Forms — 0.8%
Adobe Systems, Inc.†	29,906	2,735,203

Enterprise Software/Service — 0.2%
CA, Inc.	26,521	745,505

Entertainment Software — 0.9%
Activision Blizzard, Inc.	43,811	1,649,922
Electronic Arts, Inc.†	18,734	1,269,978

		2,919,900

Food - Misc./Diversified — 2.9%
Kraft Heinz Co.	72,886	5,370,969
Mondelez International, Inc., Class A	96,834	4,227,773

		9,598,742

Food - Retail — 0.2%
Whole Foods Market, Inc.	21,505	626,871

Hazardous Waste Disposal — 0.2%
Stericycle, Inc.†#	5,098	615,431

Hotels/Motels — 0.3%
Marriott International, Inc., Class A	15,979	1,133,071

Internet Content - Entertainment — 4.2%
Facebook, Inc., Class A†	135,802	14,156,000

Internet Security — 0.2%
Symantec Corp.	41,116	805,051

Medical Information Systems — 0.4%
Cerner Corp.†	20,738	1,235,985

Medical Instruments — 0.4%
Intuitive Surgical, Inc.†	2,225	1,157,044

Medical Products — 0.2%
Henry Schein, Inc.†	5,011	784,121

180

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

SecurityDescription	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene — 11.2%
Alexion Pharmaceuticals, Inc.†	13,591	$2,425,178
Amgen, Inc.	45,568	7,341,005
Biogen, Inc.†	14,132	4,053,906
BioMarin Pharmaceutical, Inc.†	9,681	923,277
Celgene Corp.†	47,508	5,199,751
Gilead Sciences, Inc.	88,198	9,345,460
Illumina, Inc.†	8,696	1,599,194
Incyte Corp.†	10,846	1,239,047
Regeneron Pharmaceuticals, Inc.†	6,113	3,328,528
Vertex Pharmaceuticals, Inc.†	14,702	1,901,851

		37,357,197

Medical - Generic Drugs — 0.5%
Mylan NV†	29,540	1,515,402

Multimedia — 1.4%
Twenty-First Century Fox, Inc., Class A	73,374	2,165,267
Twenty-First Century Fox, Inc., Class B	47,988	1,437,240
Viacom, Inc., Class B	20,881	1,039,665

		4,642,172

Networking Products — 2.5%
Cisco Systems, Inc.	305,645	8,328,826

Pharmacy Services — 1.0%
Express Scripts Holding Co.†	40,609	3,471,257

Radio — 0.4%
Sirius XM Holdings, Inc.†	319,909	1,314,826

Retail - Apparel/Shoe — 0.4%
Ross Stores, Inc.	24,720	1,285,687

Retail - Auto Parts — 0.5%
O’Reilly Automotive, Inc.†	5,973	1,576,096

Retail - Bedding — 0.2%
Bed Bath & Beyond, Inc.†	10,192	555,668

Retail - Catalog Shopping — 0.2%
Liberty Interactive Corp. QVC Group, Class A†	25,945	687,024

Retail - Discount — 1.6%
Costco Wholesale Corp.	26,411	4,263,264
Dollar Tree, Inc.†	14,103	1,064,212

		5,327,476

Retail - Drug Store — 1.7%
Walgreens Boots Alliance, Inc.	65,642	5,515,897

Retail - Gardening Products — 0.2%
Tractor Supply Co.	8,161	729,185

Retail - Office Supplies — 0.1%
Staples, Inc.	38,676	466,819

Retail - Restaurants — 1.6%
Starbucks Corp.	89,195	5,475,681

Semiconductor Components - Integrated Circuits — 2.3%
Analog Devices, Inc.	18,850	1,161,726
Linear Technology Corp.	14,408	658,734
NXP Semiconductors NV†	15,129	1,413,956
QUALCOMM, Inc.	94,424	4,606,947

		7,841,363

Semiconductor Equipment — 0.8%
Applied Materials, Inc.	72,153	1,354,312
KLA-Tencor Corp.	9,467	629,271
Lam Research Corp.	9,506	743,369

		2,726,952

Security Description	Shares/ Principal Amount	Value (Note 2)

Telecom Services — 0.1%
VimpelCom, Ltd. ADR#	105,574	$380,066

Television — 0.2%
Liberty Media Corp., Class A†	6,134	248,488
Liberty Media Corp., Class C†	13,435	525,309

		773,797

Toys — 0.2%
Mattel, Inc.#	20,350	505,901

Transport - Services — 0.3%
C.H. Robinson Worldwide, Inc.	8,521	574,571
Expeditors International of Washington, Inc.	11,368	551,803

		1,126,374

Web Portals/ISP — 10.2%
Alphabet, Inc., Class A†	17,421	13,289,610
Alphabet, Inc., Class C†	20,669	15,348,799
Baidu, Inc. ADR†	16,650	3,629,201
Yahoo!, Inc.†	56,574	1,912,766

		34,180,376

Total Long-Term Investment Securities
(cost $170,479,985)		321,395,586

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Registered Investment Companies — 1.9%
State Street Navigator Securities Lending Prime Portfolio 0.24%(1)(2)	6,501,921	6,501,921

U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.01% due 12/17/2015(3)	$900,000	899,979

Total Short-Term Investment Securities
(cost $7,401,921)		7,401,900

REPURCHASE AGREEMENTS — 3.7%
State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $12,378,000)	12,378,000	12,378,000

TOTAL INVESTMENTS
(cost $190,259,906)(5)	101.9%	341,175,486
Liabilities in excess of other assets	(1.9)	(6,307,381)

NET ASSETS	100.0%	$334,868,105

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At November 30, 2015, the Fund had loaned securities with a total value of $7,714,096. This was secured by collateral of $6,501,921, which was received in cash and subsequently invested in short-term investments currently valued at $6,501,921 as reported in the Portfolio of Investments. Additional collateral of $1,349,851 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 12/15/2044	$79,005
Federal National Mtg. Assoc.	2.00% to 4.25%	12/01/2027 to 02/25/2044	175,296
Government National Mtg. Assoc.	0.40% to 4.00%	04/20/2039 to 12/16/2052	12,383
United States Treasury Bills	0.00%	12/10/2015 to 07/21/2016	70,890
United States Treasury Notes/Bonds	0.13% to 6.25%	01/15/2016 to 05/15/2045	1,012,277

181

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

(2)	The rate shown is the 7-day yield as of November 30, 2015
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2015	Unrealized Appreciation (Depreciation)
138	Long	Nasdaq 100 E-Mini Index	December 2015	$12,140,734	$12,885,750	$745,016

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$321,395,586	$—	$—	$321,395,586
Short-Term Investment Securities:
Registered Investment Companies	6,501,921	—	—	6,501,921
U.S. Government Treasuries	—	899,979	—	899,979
Repurchase Agreements	—	12,378,000	—	12,378,000

Total Investments at Value	$327,897,507	$13,277,979	$—	$341,175,486

Other Financial Instruments:†
Futures Contracts	$745,016	$—	$—	$745,016

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

182

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Applications Software	12.1%
Web Portals/ISP	10.3
E-Commerce/Products	9.2
Electronic Components — Semiconductors	7.8
Registered Investment Companies	6.9
E-Commerce/Services	5.7
Finance — Credit Card	4.9
Internet Content — Entertainment	4.4
Networking Products	4.3
Computer Services	3.7
Computers — Memory Devices	3.4
Commercial Services — Finance	3.4
Computers	2.6
Semiconductor Components — Integrated Circuits	2.5
Semiconductor Equipment	2.3
Enterprise Software/Service	1.5
Internet Application Software	1.5
Entertainment Software	1.4
Time Deposits	1.3
Electronic Components — Misc.	1.2
Electronic Measurement Instruments	1.2
Telephone — Integrated	1.1
Data Processing/Management	1.0
Electronic Forms	0.9
Internet Content — Information/News	0.8
Photo Equipment & Supplies	0.8
E-Marketing/Info	0.7
Computers — Other	0.7
Publishing — Newspapers	0.6
Telecom Equipment — Fiber Optics	0.5
Medical Instruments	0.5
Cable/Satellite TV	0.4
Multimedia	0.4
Computers — Integrated Systems	0.4
Auto — Cars/Light Trucks	0.4
Aerospace/Defense	0.3
Appliances	0.3
Cellular Telecom	0.3
Electric Products — Misc.	0.3
Virtual Reality Products	0.3
Medical — Drugs	0.3
Real Estate Investment Trusts	0.2
E-Services/Consulting	0.2
Consulting Services	0.2
Computer Data Security	0.2
Toys	0.2
Machinery — Electrical	0.2
Decision Support Software	0.2
Distribution/Wholesale	0.2
Computer Graphics	0.2
Computer Software	0.1
Finance — Other Services	0.1
Audio/Video Products	0.1
Internet Incubators	0.1
Electronic Parts Distribution	0.1
Repurchase Agreements	0.1
Optical Recognition Equipment	0.1

105.1%

*	Calculated as a percentage of net assets

183

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.3%
Advanced Materials — 0.0%
STR Holdings, Inc.#	91,532	$40,274

Aerospace/Defense — 0.3%
Boeing Co.	23,300	3,388,985

Appliances — 0.3%
iRobot Corp.†#	96,800	3,203,112

Applications Software — 11.9%
Dropbox, Inc. Class B†(2)(3)(4)	135,924	1,962,697
Imperva, Inc.†	97,575	7,282,022
Intuit, Inc.	87,405	8,757,981
Microsoft Corp.	1,148,135	62,401,137
Paycom Software, Inc.†	8,450	368,420
Red Hat, Inc.†	149,842	12,198,637
Salesforce.com, Inc.†	84,900	6,765,681
ServiceNow, Inc.†	141,966	12,352,462
Tableau Software, Inc., Class A†	57,610	5,589,899

		117,678,936

Audio/Video Products — 0.1%
Sony Corp.	44,100	1,138,145

Auto - Cars/Light Trucks — 0.4%
Tesla Motors, Inc.†#	15,470	3,562,122

Cable/Satellite TV — 0.4%
Comcast Corp., Class A	71,125	4,328,668

Cellular Telecom — 0.3%
T-Mobile US, Inc.†	87,600	3,109,800

Commercial Services - Finance — 3.4%
Automatic Data Processing, Inc.	102,465	8,838,631
Cardtronics, Inc.†	39,645	1,491,048
Equifax, Inc.	28,520	3,179,980
Global Payments, Inc.	39,160	2,774,486
Heartland Payment Systems, Inc.	70,353	5,581,807
PayPal Holdings, Inc.†	21,910	772,547
Total System Services, Inc.	57,180	3,199,793
Vantiv, Inc., Class A†	88,220	4,650,076
WEX, Inc.†	31,062	2,928,215

		33,416,583

Computer Data Security — 0.2%
Fortinet, Inc.†	53,640	1,932,113

Computer Graphics — 0.1%
Atlassian Class A†(2)(3)(4)	3,707	65,150
Atlassian Class A FDR†(2)(3)(4)	2,554	44,887
Atlassian Series 1†(2)(3)(4)	6,508	114,378
Atlassian Series 2†(2)(3)(4)	17,424	306,227

		530,642

Computer Services — 3.7%
Accenture PLC, Class A	114,898	12,319,364
Cognizant Technology Solutions Corp., Class A†	202,159	13,055,428
Computer Sciences Corp.	5,880	184,220
CSRA, Inc.†	5,880	185,279
Fleetmatics Group PLC†	43,245	2,581,727
Genpact, Ltd.†	216,537	5,456,732
SCSK Corp.#	75,200	2,920,032

		36,702,782

Computer Software — 0.1%
Akamai Technologies, Inc.†	25,985	1,496,996

Security Description	Shares	Value (Note 2)

Computers — 2.6%
Apple, Inc.	202,530	$23,959,299
Quanta Computer, Inc.	827,000	1,292,108

		25,251,407

Computers - Integrated Systems — 0.4%
VeriFone Systems, Inc.†	127,500	3,656,700

Computers - Memory Devices — 3.4%
Nimble Storage, Inc.†#	88,305	924,553
Pure Storage, Inc., Class A†#	188,000	2,427,080
Pure Storage, Inc., Class B†(1)(3)(4)	63,153	807,487
SanDisk Corp.	143,000	10,563,410
Seagate Technology PLC#	264,700	9,513,318
TDK Corp.#	29,890	2,148,875
Western Digital Corp.	113,095	7,058,259

		33,442,982

Computers - Other — 0.5%
Stratasys, Ltd.†#	192,600	4,815,000

Consulting Services — 0.2%
Huron Consulting Group, Inc.†	38,835	2,252,818

Data Processing/Management — 0.8%
Fidelity National Information Services, Inc.	69,915	4,451,488
Fiserv, Inc.†	39,510	3,802,443

		8,253,931

Decision Support Software — 0.2%
Interactive Intelligence Group, Inc.†	47,600	1,640,296

Distribution/Wholesale — 0.2%
Ingram Micro, Inc., Class A	52,195	1,614,391

E-Commerce/Products — 9.1%
Alibaba Group Holding, Ltd. ADR†	83,760	7,042,541
Amazon.com, Inc.†	100,015	66,489,972
Etsy, Inc.†	19,200	178,752
Flipkart Online Services Pvt., Ltd.†(2)(3)(4)	626	77,064
JD.com, Inc. ADR†	261,400	8,019,752
Vipshop Holdings, Ltd. ADR†#	466,900	7,717,857

		89,525,938

E-Commerce/Services — 5.1%
58.com, Inc. ADR†#	113,000	6,803,730
Angie’s List, Inc.†#	222,932	2,409,895
Ctrip.com International, Ltd. ADR†	45,500	4,868,955
Expedia, Inc.	73,620	9,063,358
GrubHub, Inc.†#	19,163	491,339
MercadoLibre, Inc.#	49,300	6,075,732
Netflix, Inc.†	50,690	6,251,598
Priceline Group, Inc.†	10,125	12,644,606
Quotient Technology, Inc.†#	48,825	338,846
Zillow Group, Inc., Class A†#	5,370	139,781
Zillow Group, Inc., Class C†#	52,585	1,296,220

		50,384,060

E-Marketing/Info — 0.7%
Criteo SA ADR†	145,376	5,925,526
Marketo, Inc.†#	35,976	1,088,993

		7,014,519

E-Services/Consulting — 0.2%
CDW Corp.	53,880	2,326,000

Electric Products - Misc. — 0.3%
Nidec Corp.#	36,345	2,810,168

184

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Components - Misc. — 1.2%
Alps Electric Co., Ltd.#	107,600	$3,382,713
Corning, Inc.	39,155	733,373
Murata Manufacturing Co., Ltd.#	20,210	3,135,752
TE Connectivity, Ltd.	70,200	4,709,718

		11,961,556

Electronic Components - Semiconductors — 7.8%
ARM Holdings PLC ADR	44,400	2,251,080
Avago Technologies, Ltd.	16,785	2,189,603
Freescale Semiconductor, Ltd.†	41,920	1,631,107
Inotera Memories, Inc.†	862,000	583,610
Intel Corp.	464,277	16,142,911
IPG Photonics Corp.†	16,700	1,522,873
MediaTek, Inc.	72,000	574,597
Microchip Technology, Inc.#	61,635	2,975,738
Micron Technology, Inc.†	481,465	7,669,738
Microsemi Corp.†	37,100	1,335,971
ON Semiconductor Corp.†	261,065	2,861,272
Rohm Co., Ltd.	26,500	1,425,102
Semtech Corp.†	77,900	1,565,790
SK Hynix, Inc.	509,279	13,896,824
Skyworks Solutions, Inc.	202,651	16,824,086
Sumco Corp.#	210,100	2,229,006
SunEdison Semiconductor, Ltd.†	77,915	744,088
Win Semiconductors Corp.	394,000	605,931

		77,029,327

Electronic Forms — 0.9%
Adobe Systems, Inc.†	97,015	8,872,992

Electronic Measurement Instruments — 1.2%
Agilent Technologies, Inc.	119,600	5,001,672
National Instruments Corp.	48,600	1,526,040
Trimble Navigation, Ltd.†	236,800	5,422,720

		11,950,432

Electronic Parts Distribution — 0.1%
Tech Data Corp.†	14,455	977,881

Enterprise Software/Service — 1.5%
Proofpoint, Inc.†	106,165	7,782,956
Veeva Systems, Inc., Class A†#	260,500	7,518,030

		15,300,986

Entertainment Software — 1.4%
Activision Blizzard, Inc.	32,155	1,210,957
Electronic Arts, Inc.†	17,580	1,191,748
NetEase, Inc. ADR	66,840	11,139,555

		13,542,260

Finance - Credit Card — 4.9%
Alliance Data Systems Corp.†	15,293	4,386,797
MasterCard, Inc., Class A	124,620	12,202,790
Visa, Inc., Class A	392,664	31,024,383
Worldpay Group PLC†*	191,400	861,919

		48,475,889

Finance - Other Services — 0.1%
WageWorks, Inc.†	29,040	1,235,362

Instruments - Controls — 0.0%
Control4 Corp.†#	39,200	285,376

Internet Application Software — 1.5%
Tencent Holdings, Ltd.	729,300	14,551,291

Security Description	Shares	Value (Note 2)

Internet Content - Entertainment — 4.4%
Facebook, Inc., Class A†	415,828	$43,345,911
Youku.com, Inc. Class A†(1)(3)(4)	16	24

		43,345,935

Internet Content - Information/News — 0.8%
LinkedIn Corp., Class A†	19,000	4,619,090
M3, Inc.#	166,770	3,668,669

		8,287,759

Internet Incubators — 0.1%
HomeAway, Inc.†	28,810	1,018,722

Machinery - Electrical — 0.2%
Disco Corp.	17,400	1,676,393

Medical Instruments — 0.5%
Intuitive Surgical, Inc.†	9,700	5,044,194

Medical - Drugs — 0.3%
Grifols SA ADR	76,800	2,668,800

Multimedia — 0.4%
Twenty-First Century Fox, Inc., Class A	131,800	3,889,418

Networking Products — 4.3%
Arista Networks, Inc.†#	21,890	1,609,353
Cisco Systems, Inc.	976,245	26,602,677
Palo Alto Networks, Inc.†	69,330	12,988,282
Ruckus Wireless, Inc.†	131,745	1,508,480

		42,708,792

Optical Recognition Equipment — 0.1%
Lumentum Holdings, Inc.†	29,760	595,200

Photo Equipment & Supplies — 0.8%
FUJIFILM Holdings Corp.	69,800	2,827,155
Largan Precision Co., Ltd.	33,085	2,549,132
Sunny Optical Technology Group Co., Ltd.#	1,252,925	2,857,014

		8,233,301

Publishing - Newspapers — 0.6%
News Corp., Class A	381,600	5,475,960

Real Estate Investment Trusts — 0.2%
American Tower Corp.	24,900	2,474,562

Semiconductor Components - Integrated Circuits — 2.5%
Advanced Semiconductor Engineering, Inc.	545,000	573,517
Atmel Corp.	429,500	3,715,175
Linear Technology Corp.	65,730	3,005,176
Maxim Integrated Products, Inc.	27,795	1,077,612
NXP Semiconductors NV†	80,890	7,559,979
Power Integrations, Inc.	10,145	524,497
Powertech Technology, Inc.	267,000	576,665
QUALCOMM, Inc.	99,784	4,868,461
Siliconware Precision Industries Co., Ltd.	430,000	566,448
Taiwan Semiconductor Manufacturing Co., Ltd.	561,780	2,392,238

		24,859,768

Semiconductor Equipment — 2.3%
Applied Materials, Inc.	480,380	9,016,733
ASML Holding NV#	23,135	2,145,077
KLA-Tencor Corp.	13,435	893,024
Lam Research Corp.	103,875	8,123,025
MKS Instruments, Inc.	24,495	903,131
Siltronic AG†	77,991	1,957,856

		23,038,846

185

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Telecom Equipment - Fiber Optics — 0.5%
Ciena Corp.†	171,305	$4,289,477
Viavi Solutions, Inc.†	148,800	946,368

		5,235,845

Telephone - Integrated — 1.1%
SoftBank Group Corp.	199,600	10,599,392

Toys — 0.2%
Nintendo Co., Ltd.#	11,300	1,735,390

Virtual Reality Products — 0.3%
RealD, Inc.†	256,900	2,697,450

Web Portals/ISP — 10.2%
Alphabet, Inc., Class A†	57,925	44,188,086
Alphabet, Inc., Class C†	40,743	30,255,752
Baidu, Inc. ADR†	69,500	15,148,915
NAVER Corp.	968	527,445
Yahoo!, Inc.†	265,700	8,983,317
Yandex NV, Class A†	82,700	1,375,301

		100,478,816

Total Common Stocks
(cost $818,568,336)		941,765,263

CONVERTIBLE PREFERRED SECURITIES — 1.4%
Applications Software — 0.2%
Dropbox, Inc. Series A-1†(2)(3)(4)	119,521	1,725,844
Dropbox, Inc. Series A†(2)(3)(4)	12,378	178,734

		1,904,578

Computers - Other — 0.2%
Nutanix, Inc. Series E†(2)(3)(4)	95,451	1,909,020

Data Processing/Management — 0.2%
Cloudera, Inc. Series F†(2)(3)(4)	54,446	1,583,562

E-Commerce/Products — 0.1%
Flipkart Online Services Pvt., Ltd. Series A†(2)(3)(4)	216	26,591
Flipkart Online Services Pvt., Ltd. Series C†(2)(3)(4)	377	46,411
Flipkart Online Services Pvt., Ltd. Series E†(2)(3)(4)	700	86,173
Flipkart Online Services Pvt., Ltd. Series G†(2)(3)(4)	4,085	502,884

		662,059

E-Commerce/Services — 0.6%
Airbnb, Inc. Series E†(2)(3)(4)	26,943	2,688,701
Uber Technologies, Inc. Series E†(2)(3)(4)	86,516	3,429,372

		6,118,073

Internet Application Software — 0.0%
Xiaoju Kuaizhi, Inc. Series A-17†(2)(3)(4)	11,731	328,802

Web Portals/ISP — 0.1%
Pinterest, Inc. Series G†(2)(3)(4)	41,130	1,476,380

Total Convertible Preferred Securities
(cost $9,550,118)		13,982,474

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED SECURITIES — 0.1%
Computer Graphics — 0.1%
Atlassian Class A FDR†(2)(3)(4)	13,337	$234,398
Atlassian Series A†(2)(3)(4)	12,885	226,454

Total Preferred Securities
(cost $419,552)		460,852

Total Long-Term Investment Securities
(cost $828,538,006)		956,208,589

SHORT-TERM INVESTMENT SECURITIES — 8.2%
Registered Investment Companies — 6.9%
State Street Navigator Securities Lending Prime Portfolio 0.24%(5)(6)	53,723,108	53,723,108
T. Rowe Price Reserve Investment Fund 0.12%(6)	14,267,026	14,267,026

		67,990,134

Time Deposits — 1.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2015	$12,936,000	12,936,000

Total Short-Term Investment Securities
(cost $80,926,134)		80,926,134

REPURCHASE AGREEMENTS — 0.1%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/30/2015, to be repurchased 12/01/2015 in the amount $886,000 collateralized by $930,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $906,124 (cost $886,000)	886,000	886,000

TOTAL INVESTMENTS
(cost $910,350,140)(7)	105.1%	1,038,020,723
Liabilities in excess of other assets	(5.1)	(49,948,101)

NET ASSETS	100.0%	$988,072,622

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2015, the aggregate value of these securities was $861,919 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At November 30, 2015, the aggregate value of these securities was $17,821,240 representing 1.8% of net assets.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security.

186

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2015, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
Atlassian Class A	04/09/2014	3,707	$59,312	$65,150	$17.57	0.01%
Atlassian Class A FDR	04/09/2014	2,554	40,864	44,887	17.58	0.00
Atlassian Series 1	04/09/2014	6,508	104,128	114,378	17.58	0.01
Atlassian Series 2	04/09/2014	17,424	278,784	306,227	17.58	0.03
Dropbox, Inc., Class B	05/01/2012	135,924	1,230,337	1,962,697	14.44	0.20
Flipkart Online Services Pvt., Ltd.	03/19/2015	626	71,363	77,064	123.11	0.01
Pure Storage, Inc. Class B	04/16/2014	63,153	993,138	807,487	12.79	0.08
Youku.com, Inc. Class A	07/11/2011	16	—	24	1.49	0.00
Convertible Preferred Securities
Airbnb, Inc. Series E	06/24/2015	16,260	1,513,715
	07/14/2015	10,683	994,527

		26,943	2,508,242	2,688,701	251.68	0.27

Cloudera, Inc. Series F	02/05/2014	54,446	792,733	1,583,562	29.09	0.17
Dropbox, Inc. Series A-1	05/01/2012	60,803	550,212
	05/29/2012	58,718	531,345

		119,521	1,081,557	1,725,844	14.44	0.18

Dropbox, Inc. Series A	05/01/2012	12,378	112,010	178,734	14.44	0.02
Flipkart Online Services Pvt., Ltd. Series A	03/19/2015	216	24,624	26,591	123.11	0.00
Flipkart Online Services Pvt., Ltd. Series C	03/19/2015	377	42,978	46,411	123.11	0.00

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Flipkart Online Services Pvt., Ltd. Series E	03/19/2015	700	$79,799	$86,173	$123.10	0.01%
Flipkart Online Services Pvt., Ltd. Series G	12/17/2014	4,085	489,220	502,884	123.11	0.05
Nutanix, Inc. Series E	06/05/2014	95,451	1,278,709	1,909,020	20.00	0.19
Pinterest, Inc. Series G	03/19/2015	41,130	1,476,380	1,476,380	35.90	0.15
Uber Technologies, Inc. Series E	06/05/2014	86,516	1,342,127	3,429,372	39.64	0.35
Xiaoju Kuaizhi, Inc. Series A-17	10/19/2015	11,731	321,737	328,802	28.03	0.03
Preferred Securities
Atlassian Class A FDR	04/09/2014	13,337	213,392	234,398	17.58	0.02
Atlassian Series A	04/09/2014	12,885	206,160	226,454	17.58	0.02

				$17,821,240		1.80%

(5)	At November 30, 2015, the Fund had loaned securities with a total value of $63,736,790. This was secured by collateral of $53,723,108, which was received in cash and subsequently invested in short-term investments currently valued at $53,723,108 as reported in the Portfolio of Investments. Additional collateral of $11,316,577 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
United States Treasury Bills	0.00%	12/10/2015 to 07/21/2016	$144,901
United States Treasury Notes/Bonds	0.13% to 7.63%	01/15/2016 to 05/15/2045	11,171,676

(6)	The rate shown is the 7-day yield as of November 30, 2015.
(7)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

FDR—Federal Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$115,716,239	$—	$1,962,697	$117,678,936
Computer Graphics	—		530,642	530,642
Computers-Memory Devices	32,635,495	807,487	—	33,442,982
E-Commerce/Products	89,448,874	—	77,064	89,525,938
Internet Content-Entertainment	43,345,911	24	—	43,345,935
Other Industries	657,240,830	—	—	657,240,830
Convertible Preferred Securities	—	—	13,982,474	13,982,474
Preferred Securities	—	—	460,852	460,852
Short-Term Investment Securities:
Registered Investment Companies	67,990,134	—	—	67,990,134
Time Deposits	—	12,936,000	—	12,936,000
Repurchase Agreements	—	886,000	—	886,000

Total Investments at Value	$1,006,377,483	$14,629,511	$17,013,729	$1,038,020,723

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

187

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $71,460,099 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

	Common Stocks	Convertible Preferred Securities	Preferred Securities
Balance as of 05/31/2015	$3,231,781	$12,587,019	$498,218
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	(58,991)	—
Change in unrealized appreciation(1)	—	381,290	—
Change in unrealized depreciation(1)	(661,378)	(763,686)	(37,366)
Net Purchases	—	2,829,980	—
Net Sales	—	(993,138)	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 11/30/2015	$2,570,403	$13,982,474	$460,852

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at November 30, 2015 includes:

Common Stocks	Convertible Preferred Securities	Preferred Securities
$(661,378)	$(382,396)	$(37,366)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at November 30, 2015.

188

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 11/30/15	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stock	$530,642	Market Approach	Initial Public Offering Range Discount for Lack of Marketability	$16.50-$18.50 5.0%

	$77,064	Market Approach and Income Approach	Transaction Price* Enterprise Value/Revenue Multiple* Discount for Lack of Marketability Weighted Average Cost of Capital Perpetual Growth Rate*	$142.2400 3.1x 20.0% 18% 4.0%

	$1,962,697	Market Approach with Option Pricing Method (“OPM”) and Income Approach

Enterprise Value/Revenue Multiple*

Discount for Lack of Marketability

Weighted Average Cost of Capital

Perpetual Growth Rate*

OPM assumptions:

    Volatility*

    Term to liquidity event in years

    Risk-free rate

7.84x - 11.0x (8.947x) 10%-20% (15%) 18% 3.0% 35.0% 1.0 0.50%

Convertible Preferred Securities	$7,143,574	Market Approach	Transaction Price*	$20.00 - $39.63858 ($30.890645)

	$1,583,562	Market Approach	Transaction Price* 2015 Estimate Revenue Multiple Discount for Lack of Marketability	$32.8300 11.3 10.00%

	$2,688,701	Market Approach	Transaction Price* Enterprise Value/ 2017 Projected EBITDA Multiple” Discount for Lack of Marketability	$93.0944 17.2x 10.0%

	$662,059	Market Approach and Income Approach	Transaction Price* Enterprise Value/Revenue Multiple* Discount for Lack of Marketability Weighted Average Cost of Capital Perpetual Growth Rate*	$142.2400 3.1x 20.0% 18% 4.0%

	$1,904,578	Market Approach with Option Pricing Method (“OPM”) and Income Approach

Enterprise Value/Revenue Multiple*

Discount for Lack of Marketability

Weighted Average Cost of Capital

Perpetual Growth Rate*

OPM assumptions:

    Volatility*

    Term to liquidity event in years

    Risk-free rate

7.84x - 11.0x (8.947x) 10%-20% (15%) 18% 3.0% 35.0% 1.0 0.50%

Preferred Securities	$460,852	Market Approach	Initial Public Offering Range Discount for Lack of Marketability	$16.50-$18.50 5.0%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

189

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Registered Investment Companies	18.0%
Medical — Biomedical/Gene	10.6
Medical Products	6.5
Medical — Drugs	6.3
Enterprise Software/Service	5.7
Retail — Restaurants	4.8
Electronic Components — Semiconductors	4.6
Networking Products	3.5
Food — Misc./Diversified	3.3
Entertainment Software	2.7
Commercial Services — Finance	2.6
Auction Houses/Art Dealers	2.3
Therapeutics	2.3
Retail — Home Furnishings	2.3
Banks — Commercial	2.3
Industrial Audio & Video Products	2.2
Apparel Manufacturers	2.2
E-Marketing/Info	2.0
Disposable Medical Products	1.9
Repurchase Agreements	1.9
Retail — Automobile	1.9
Medical Instruments	1.8
Retail — Convenience Store	1.8
Internet Telephone	1.7
Medical — Hospitals	1.6
Recreational Centers	1.6
Advanced Materials	1.5
Drug Delivery Systems	1.5
Aerospace/Defense — Equipment	1.4
Chemicals — Specialty	1.4
Oil Companies — Exploration & Production	1.3
Applications Software	1.1
Office Furnishings — Original	1.1
Miscellaneous Manufacturing	1.1
Building Products — Cement	1.1
Steel — Producers	1.1
Finance — Other Services	1.0
Footwear & Related Apparel	1.0
Semiconductor Components — Integrated Circuits	0.9
Auto/Truck Parts & Equipment — Original	0.9
Transactional Software	0.8
Finance — Credit Card	0.7
Investment Management/Advisor Services	0.6
Airlines	0.5
Computer Services	0.3

117.7%

*	Calculated as a percentage of net assets

190

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.8%
Advanced Materials — 1.5%
Hexcel Corp.	39,193	$1,845,598

Aerospace/Defense - Equipment — 1.4%
HEICO Corp., Class A	39,998	1,735,913

Airlines — 0.5%
Virgin America, Inc.†#	16,379	596,032

Apparel Manufacturers — 2.2%
Carter’s, Inc.	17,060	1,471,084
G-III Apparel Group, Ltd.†	26,740	1,226,564

		2,697,648

Applications Software — 1.1%
Demandware, Inc.†#	27,260	1,394,349

Auction Houses/Art Dealers — 2.3%
Ritchie Bros. Auctioneers, Inc.#	106,580	2,855,278

Auto/Truck Parts & Equipment - Original — 0.9%
Gentherm, Inc.†	20,550	1,044,762

Banks - Commercial — 2.3%
Western Alliance Bancorp†	72,180	2,799,862

Building Products - Cement — 1.1%
Headwaters, Inc.†	69,434	1,331,050

Chemicals - Specialty — 1.4%
Chemtura Corp.†	55,353	1,700,444

Commercial Services - Finance — 2.6%
Euronet Worldwide, Inc.†	28,721	2,232,196
Heartland Payment Systems, Inc.	11,410	905,270

		3,137,466

Computer Services — 0.3%
Barracuda Networks, Inc.†#	19,196	365,300

Disposable Medical Products — 1.9%
STERIS PLC#	30,700	2,344,866

Drug Delivery Systems — 1.5%
DexCom, Inc.†	21,425	1,821,554

E-Marketing/Info — 2.0%
comScore, Inc.†	57,120	2,404,752

Electronic Components - Semiconductors — 4.6%
Cavium, Inc.†	9,710	651,638
Monolithic Power Systems, Inc.	39,330	2,687,419
Tower Semiconductor, Ltd.†#	141,148	2,232,961

		5,572,018

Enterprise Software/Service — 5.7%
Proofpoint, Inc.†	49,160	3,603,920
Ultimate Software Group, Inc.†	16,843	3,326,492

		6,930,412

Entertainment Software — 2.7%
Take-Two Interactive Software, Inc.†	93,590	3,310,278

Finance - Credit Card — 0.7%
Blackhawk Network Holdings, Inc.†	18,940	896,809

Finance - Other Services — 1.0%
MarketAxess Holdings, Inc.	11,864	1,266,838

Food - Misc./Diversified — 3.3%
Pinnacle Foods, Inc.	69,340	3,019,063
Snyder’s-Lance, Inc.#	25,840	957,889

		3,976,952

Security Description	Shares	Value (Note 2)

Footwear & Related Apparel — 1.0%
Steven Madden, Ltd.†	38,290	$1,221,451

Industrial Audio & Video Products — 2.2%
IMAX Corp.†#	71,480	2,707,662

Internet Telephone — 1.7%
RingCentral, Inc.†	90,690	2,077,708

Investment Management/Advisor Services — 0.6%
WisdomTree Investments, Inc.#	31,540	685,995

Medical Instruments — 1.8%
AtriCure, Inc.†	84,569	1,816,542
Entellus Medical, Inc.†	22,242	387,901

		2,204,443

Medical Products — 6.5%
ConforMIS, Inc.†#	47,080	1,004,216
Intersect ENT, Inc.†	43,260	852,655
NxStage Medical, Inc.†	125,960	2,457,480
West Pharmaceutical Services, Inc.	38,406	2,421,498
Zeltiq Aesthetics, Inc.†	38,080	1,156,870

		7,892,719

Medical - Biomedical/Gene — 10.6%
Bluebird Bio, Inc.†	9,285	824,044
Blueprint Medicines Corp.†#	24,820	574,831
Celyad SA ADR†	9,810	461,560
Edge Therapeutics, Inc.†#	11,879	164,881
Kite Pharma, Inc.†#	14,120	1,163,064
Ligand Pharmaceuticals, Inc.†#	14,547	1,557,693
Lion Biotechnologies, Inc.†#	87,460	636,709
Loxo Oncology, Inc.†#	47,718	1,571,354
Myriad Genetics, Inc.†	40,681	1,769,623
Pronai Therapeutics, Inc.†#	23,960	459,792
REGENXBIO, Inc.†#	27,480	658,696
Sage Therapeutics, Inc.†	16,784	804,289
Spark Therapeutics, Inc.†#	16,090	929,841
Ultragenyx Pharmaceutical, Inc.†	13,158	1,293,695

		12,870,072

Medical - Drugs — 6.3%
Aimmune Therapeutics, Inc.†#	28,020	599,348
Amicus Therapeutics, Inc.†#	118,923	1,276,044
Ascendis Pharma A/S ADR†	37,817	674,277
Chimerix, Inc.†	27,799	1,123,079
DBV Technologies SA ADR†	17,880	623,476
Global Blood Therapeutics, Inc.†	12,480	586,061
Ignyta, Inc.†#	49,950	734,265
Immune Design Corp.†#	38,010	795,549
Inotek Pharmaceuticals Corp.†#	54,510	653,575
NantKwest, Inc.†#	34,200	557,802

		7,623,476

Medical - Hospitals — 1.6%
Acadia Healthcare Co., Inc.†	28,460	1,964,025

Miscellaneous Manufacturing — 1.1%
John Bean Technologies Corp.	27,310	1,335,459

Networking Products — 3.5%
LogMeIn, Inc.†	59,510	4,250,204

Office Furnishings - Original — 1.1%
Steelcase, Inc., Class A	68,680	1,373,600

Oil Companies - Exploration & Production — 1.3%
Carrizo Oil & Gas, Inc.†	19,730	796,698

191

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production (continued)
Diamondback Energy, Inc.†	9,310	$726,366

		1,523,064

Recreational Centers — 1.6%
ClubCorp Holdings, Inc.	105,934	1,901,515

Retail - Automobile — 1.9%
Lithia Motors, Inc., Class A	18,450	2,292,228

Retail - Convenience Store — 1.8%
Casey’s General Stores, Inc.	18,640	2,167,273

Retail - Home Furnishings — 2.3%
Restoration Hardware Holdings, Inc.†	31,160	2,800,349

Retail - Restaurants — 4.8%
Papa John’s International, Inc.	14,100	810,468
Popeyes Louisiana Kitchen, Inc.†	27,740	1,605,036
Red Robin Gourmet Burgers, Inc.†	37,630	2,539,272
Wingstop, Inc.†#	39,190	844,545

		5,799,321

Semiconductor Components - Integrated Circuits — 0.9%
M/A-COM Technology Solutions Holdings, Inc.†	29,261	1,081,194

Steel - Producers — 1.1%
Steel Dynamics, Inc.	73,790	1,283,208

Therapeutics — 2.3%
aTyr Pharma, Inc.†#	40,900	348,059
Neurocrine Biosciences, Inc.†	21,820	1,186,354
Vital Therapies, Inc.†#	75,285	707,679
Zafgen, Inc.†#	33,910	573,418

		2,815,510

Security Description	Shares/ Principal Amount	Value (Note 2)

Transactional Software — 0.8%
Black Knight Financial Services, Inc., Class A†	28,278	$981,247

Total Long-Term Investment Securities
(cost $106,443,793)		118,879,904

SHORT-TERM INVESTMENT SECURITIES — 18.0%
Registered Investment Companies — 18.0%
State Street Navigator Securities Lending Prime Portfolio 0.24%(1)(2) (cost $21,824,502)	21,824,502	21,824,502

REPURCHASE AGREEMENTS — 1.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, date 11/30/2015, to be repurchased 12/01/2015 in the amount of $2,323,000 and collateralized by $2,435,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having approximate value of $2,372,486 (cost $2,323,000)	$2,323,000	2,323,000

TOTAL INVESTMENTS
(cost $130,591,295)(3)	117.7%	143,027,406
Liabilities in excess of other assets	(17.7)	(21,488,485)

NET ASSETS	100.0%	$121,538,921

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At November 30, 2015, the Fund had loaned securities with a total value of $21,137,645. This was secured by collateral of $21,824,502, which was received in cash and subsequently invested in short-term investments currently valued at $21,824,502 as reported in the Portfolio of Investments.
(2)	The rate shown is the 7-day yield as of November 30, 2015.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$118,879,904	$—	$—	$118,879,904
Short-Term Investment Securities	21,824,502	—	—	21,824,502
Repurchase Agreements	—	2,323,000	—	2,323,000

Total Investments at Value	$140,704,406	$2,323,000	$—	$143,027,406

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

192

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Banks — Commercial	11.2%
Registered Investment Companies	7.5
Retail — Restaurants	3.4
Real Estate Investment Trusts	3.1
Transport — Truck	3.0
Electronic Components — Semiconductors	2.5
Computer Services	2.5
Medical Products	2.3
Finance — Investment Banker/Broker	1.9
Computer Software	1.7
Medical — Biomedical/Gene	1.7
Chemicals — Specialty	1.7
Insurance — Property/Casualty	1.5
Applications Software	1.5
Semiconductor Equipment	1.4
Building & Construction — Misc.	1.4
Investment Management/Advisor Services	1.4
Oil Companies — Exploration & Production	1.3
Medical — Hospitals	1.3
Real Estate Management/Services	1.3
Computers — Integrated Systems	1.3
Medical — Drugs	1.2
Food — Misc./Diversified	1.1
Insurance — Multi-line	1.1
Enterprise Software/Service	1.1
Savings & Loans/Thrifts	1.0
Machinery — General Industrial	1.0
Building & Construction Products — Misc.	1.0
Metal Processors & Fabrication	1.0
Commercial Services	1.0
Non — Hazardous Waste Disposal	1.0
Containers — Paper/Plastic	1.0
Consumer Products — Misc.	0.9
Gas — Distribution	0.9
Building Products — Doors & Windows	0.9
Medical Instruments	0.8
Food — Canned	0.8
Diagnostic Kits	0.8
Oil Field Machinery & Equipment	0.8
Resorts/Theme Parks	0.8
Telecommunication Equipment	0.7
Medical Imaging Systems	0.7
Instruments — Controls	0.7
Insurance — Life/Health	0.7
Transactional Software	0.7
Diagnostic Equipment	0.7
Storage/Warehousing	0.7
Human Resources	0.7
Data Processing/Management	0.7
Chemicals — Plastics	0.7
Batteries/Battery Systems	0.7
Medical — Generic Drugs	0.7
Casino Hotels	0.6
Electronic Parts Distribution	0.6
Electric — Integrated	0.6
Broadcast Services/Program	0.6
Retail — Arts & Crafts	0.6
Home Furnishings	0.6
Building — Residential/Commercial	0.6
Apparel Manufacturers	0.6
Transport — Marine	0.6
Building Products — Cement	0.5
Satellite Telecom	0.5
Oil — Field Services	0.5
Veterinary Diagnostics	0.5
Office Automation & Equipment	0.5
Time Deposits	0.5
Building — Heavy Construction	0.5
Retail — Apparel/Shoe	0.5

Wire & Cable Products	0.5%
Miscellaneous Manufacturing	0.4
Medical — HMO	0.4
Auto/Truck Parts & Equipment — Original	0.4
Diversified Manufacturing Operations	0.4
Financial Guarantee Insurance	0.4
Building Products — Air & Heating	0.4
Electronic Measurement Instruments	0.3
Retail — Home Furnishings	0.3
Retail — Vitamins & Nutrition Supplements	0.3
Oil & Gas Drilling	0.3
Electronic Components — Misc.	0.3
Distribution/Wholesale	0.3
Garden Products	0.3
E-Marketing/Info	0.3
Disposable Medical Products	0.3
Aerospace/Defense	0.2
Aerospace/Defense — Equipment	0.2
E-Commerce/Services	0.2
Therapeutics	0.2
Real Estate Operations & Development	0.2
Printing — Commercial	0.2
Recreational Vehicles	0.2
Steel Pipe & Tube	0.2
Advanced Materials	0.2
Environmental Monitoring & Detection	0.2
Retail — Discount	0.2
Machinery — Pumps	0.2
Telecom Equipment — Fiber Optics	0.2
Food — Flour & Grain	0.2
Gold Mining	0.2
Paper & Related Products	0.2
Filtration/Separation Products	0.2
Engineering/R&D Services	0.2
Networking Products	0.2
Auction Houses/Art Dealers	0.2
Office Furnishings — Original	0.1
Vitamins & Nutrition Products	0.1
Auto Repair Centers	0.1
Power Converter/Supply Equipment	0.1
Wireless Equipment	0.1
Communications Software	0.1
Steel — Producers	0.1
Consulting Services	0.1
Transport — Services	0.1
Schools	0.1
Entertainment Software	0.1
Agricultural Operations	0.1
Cable/Satellite TV	0.1
Pharmacy Services	0.1
Funeral Services & Related Items	0.1
Semiconductor Components — Integrated Circuits	0.1
Internet Security	0.1
Publishing — Books	0.1
Energy — Alternate Sources	0.1
Telecom Services	0.1
Linen Supply & Related Items	0.1
Decision Support Software	0.1
Food — Retail	0.1
Retail — Misc./Diversified	0.1
Drug Delivery Systems	0.1
Internet Infrastructure Software	0.1
Pipelines	0.1
Advertising Services	0.1
Footwear & Related Apparel	0.1
Electronic Security Devices	0.1
Industrial Audio & Video Products	0.1
Finance — Consumer Loans	0.1
Computer Data Security	0.1

193

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited) — (continued)

Industry Allocation* (continued)

Computers — Voice Recognition	0.1%
Leisure Products	0.1
Internet Telephone	0.1
Transport — Equipment & Leasing	0.1
Building Products — Light Fixtures	0.1
Finance — Leasing Companies	0.1
Gambling (Non-Hotel)	0.1
Retail — Sporting Goods	0.1
E-Commerce/Products	0.1
Internet Content — Information/News	0.1
Textile — Products	0.1
Internet Content — Entertainment	0.1
Rental Auto/Equipment	0.1
Machine Tools & Related Products	0.1
Food — Wholesale/Distribution	0.1
MRI/Medical Diagnostic Imaging	0.1
Water	0.1
Beverages — Non-alcoholic	0.1
Water Treatment Systems	0.1
Machinery — Farming	0.1
Brewery	0.1
Web Hosting/Design	0.1
Quarrying	0.1
Publishing — Newspapers	0.1
Retail — Leisure Products	0.1
Metal — Diversified	0.1
Metal — Aluminum	0.1

106.5%

*	Calculated as a percentage of net assets

194

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.3%
Advanced Materials — 0.2%
Core Molding Technologies, Inc.†	13,000	$185,250
Hexcel Corp.	9,900	466,191

		651,441

Advertising Agencies — 0.0%
Tremor Video, Inc.†#	60,000	123,000

Advertising Services — 0.1%
Marchex, Inc., Class B	28,500	121,410
Sizmek, Inc.†	27,800	128,714

		250,124

Aerospace/Defense — 0.2%
Teledyne Technologies, Inc.†	8,100	749,331

Aerospace/Defense-Equipment — 0.2%
Breeze-Eastern Corp.†	5,000	98,850
Ducommun, Inc.†	6,400	107,136
LMI Aerospace, Inc.†	6,100	62,098
Moog, Inc., Class A†	7,100	469,097

		737,181

Agricultural Operations — 0.1%
Cadiz, Inc.†#	14,400	53,712
MGP Ingredients, Inc.#	13,100	274,052

		327,764

Airlines — 0.0%
Allegiant Travel Co.	200	35,026

Apparel Manufacturers — 0.6%
Columbia Sportswear Co.	37,900	1,774,857
Delta Apparel, Inc.†	10,500	159,390

		1,934,247

Applications Software — 1.5%
BSQUARE Corp.†	28,900	214,438
Cvent, Inc.†	10,560	381,533
Demandware, Inc.†#	4,700	240,405
Descartes Systems Group, Inc.†	33,100	661,007
Five9, Inc.†	24,900	165,585
HubSpot, Inc.†	2,640	143,114
Imperva, Inc.†	4,030	300,759
New Relic, Inc.†#	6,740	253,491
PDF Solutions, Inc.†	8,500	94,775
Progress Software Corp.†	11,350	272,287
SciQuest, Inc.†	14,800	191,068
Tangoe, Inc.†	35,100	301,860
Verint Systems, Inc.†	33,241	1,557,341

		4,777,663

Auction Houses/Art Dealers — 0.2%
Ritchie Bros. Auctioneers, Inc.#	18,100	484,899

Audio/Video Products — 0.0%
VOXX International Corp.†	5,000	28,700

Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	5,625	416,475

Auto/Truck Parts & Equipment-Original — 0.4%
Gentherm, Inc.†	8,400	427,056
Horizon Global Corp.†	5,980	51,966
Miller Industries, Inc.	10,000	219,500
SORL Auto Parts, Inc.†	15,300	35,955
Spartan Motors, Inc.	21,600	78,408
Strattec Security Corp.	4,700	293,092
Supreme Industries, Inc. Class A	16,900	135,200

		1,241,177

Security Description	Shares	Value (Note 2)

Auto/Truck Parts & Equipment - Replacement — 0.0%
Commercial Vehicle Group, Inc.†	18,700	$63,580

Banks - Commercial — 11.2%
American National Bankshares, Inc.	5,900	153,400
AmeriServ Financial, Inc.	22,000	73,480
Anchor Bancorp, Inc.†#	3,000	77,310
BancorpSouth, Inc.	2,600	69,940
Bank of Commerce Holdings	7,640	56,001
Bank of the Ozarks, Inc.	50,143	2,721,762
BankUnited, Inc.	79,428	3,002,379
Blue Hills Bancorp, Inc.	8,100	131,706
Capital Bank Financial Corp., Class A	16,200	546,264
Capital City Bank Group, Inc.	9,600	151,200
Chemung Financial Corp.	5,500	153,450
Citizens Holding Co.#	4,500	97,560
CNB Financial Corp.	8,500	158,865
East West Bancorp, Inc.	56,767	2,462,553
Eastern Virginia Bankshares, Inc.	12,000	82,080
Enterprise Bancorp, Inc.	6,821	167,046
Farmers Capital Bank Corp.†	7,900	213,379
First Bancorp, Inc.	7,165	158,991
First Horizon National Corp.	50,000	743,500
Glacier Bancorp, Inc.	94,299	2,770,505
Green Bancorp, Inc.†	2,600	35,256
Heritage Commerce Corp.	13,500	145,800
IBERIABANK Corp.	28,179	1,785,703
Kearny Financial Corp.	13,200	166,320
Merchants Bancshares, Inc.	4,600	150,374
MidSouth Bancorp, Inc.	9,800	107,310
MidWestOne Financial Group, Inc.	5,400	171,450
Northrim BanCorp, Inc.	7,100	208,953
Ohio Valley Banc Corp.	6,400	163,136
Old Second Bancorp, Inc.†	19,157	148,467
Pacific Continental Corp.	13,000	206,830
PacWest Bancorp	40,803	1,918,557
Park Sterling Corp.	51,200	387,584
Penns Woods Bancorp, Inc.	3,200	142,752
Peoples Bancorp of North Carolina, Inc.	5,500	105,105
Pinnacle Financial Partners, Inc.	21,910	1,190,370
Popular, Inc.	11,100	329,781
Premier Financial Bancorp, Inc.	4,286	65,447
PrivateBancorp, Inc.	56,244	2,480,923
Prosperity Bancshares, Inc.	8,500	470,985
QCR Holdings, Inc.	6,500	157,300
Sierra Bancorp	9,400	167,696
Simmons First National Corp., Class A	3,900	224,874
Southern National Bancorp of Virginia, Inc.	15,000	185,250
Sussex BanCorp	6,000	82,320
Synovus Financial Corp.	85,019	2,837,934
Talmer Bancorp, Inc., Class A	19,900	363,573
TCF Financial Corp.	15,700	240,524
Texas Capital Bancshares, Inc.†	12,350	732,108
United Security Bancshares†#	22,003	115,516
Valley National Bancorp	21,172	235,856
Washington Trust Bancorp, Inc.	4,900	200,214
Webster Financial Corp.	50,994	2,050,469
West Bancorporation, Inc.	6,944	143,949
Westamerica Bancorporation#	6,100	298,900
Western Alliance Bancorp†	98,124	3,806,230

		36,215,187

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†	3,700	109,298

Batteries/Battery Systems — 0.7%
EnerSys	35,912	2,115,217

195

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Beverages - Non-alcoholic — 0.1%
Primo Water Corp.†	21,600	$192,024

Brewery — 0.1%
Craft Brew Alliance, Inc.†#	18,800	182,736

Broadcast Services/Program — 0.6%
Nexstar Broadcasting Group, Inc., Class A#	34,976	2,049,244

Building & Construction Products - Misc. — 1.0%
Aspen Aerogels, Inc.†#	33,900	220,350
Louisiana-Pacific Corp.†	17,500	322,000
NCI Building Systems, Inc.†	1,900	22,534
Quanex Building Products Corp.	14,900	277,289
Simpson Manufacturing Co., Inc.	11,400	423,282
Trex Co., Inc.†	43,960	1,903,468

		3,168,923

Building & Construction - Misc. — 1.4%
Comfort Systems USA, Inc.	2,900	92,046
Dycom Industries, Inc.†	50,069	4,375,029
Integrated Electrical Services, Inc.†	12,995	99,152

		4,566,227

Building Products - Air & Heating — 0.4%
AAON, Inc.	12,925	319,377
Lennox International, Inc.	6,100	829,112

		1,148,489

Building Products - Cement — 0.5%
Eagle Materials, Inc.	23,004	1,589,116
Martin Marietta Materials, Inc.	1,100	173,140

		1,762,256

Building Products - Doors & Windows — 0.9%
Apogee Enterprises, Inc.	56,241	2,824,423

Building Products - Light Fixtures — 0.1%
LSI Industries, Inc.	18,400	217,488

Building - Heavy Construction — 0.5%
Orion Marine Group, Inc.†	16,100	70,518
Primoris Services Corp.	66,464	1,533,989

		1,604,507

Building - Residential/Commercial — 0.6%
AV Homes, Inc.†#	11,400	158,688
Beazer Homes USA, Inc.†	89,058	1,277,092
CalAtlantic Group, Inc.†	3,060	128,826
Meritage Homes Corp.†	10,300	384,293

		1,948,899

Cable/Satellite TV — 0.1%
Cable One, Inc.	700	312,382

Capacitors — 0.0%
Kemet Corp.†	20,929	59,229

Casino Hotels — 0.6%
Boyd Gaming Corp.†	101,806	1,994,380
Monarch Casino & Resort, Inc.†	4,000	89,680

		2,084,060

Chemicals - Plastics — 0.7%
PolyOne Corp.	59,973	2,157,829

Chemicals - Specialty — 1.7%
KMG Chemicals, Inc.	7,800	153,894
Minerals Technologies, Inc.	43,872	2,699,883
Oil-Dri Corp. of America	4,900	152,978

Security Description	Shares	Value (Note 2)

Chemicals - Specialty (continued)
Sensient Technologies Corp.	32,979	$2,204,316
Univar, Inc.†	11,800	223,492

		5,434,563

Commercial Services — 1.0%
Collectors Universe, Inc.	7,200	114,912
HMS Holdings Corp.†	104,718	1,270,229
Intersections, Inc.†#	12,500	35,000
SP Plus Corp.†	6,400	161,088
Team, Inc.†	40,082	1,530,331

		3,111,560

Commercial Services - Finance — 0.0%
PRGX Global, Inc.†	26,500	104,145

Communications Software — 0.1%
Concurrent Computer Corp.	13,902	69,093
Digi International, Inc.†	13,300	166,383
Seachange International, Inc.†	19,500	135,915

		371,391

Computer Data Security — 0.1%
Fortinet, Inc.†	6,600	237,732

Computer Graphics — 0.0%
CyberArk Software, Ltd.†	3,490	151,082

Computer Services — 2.5%
Barracuda Networks, Inc.†#	70,356	1,338,875
CACI International, Inc., Class A†	19,269	1,931,910
Ciber, Inc.†	23,011	81,229
DST Systems, Inc.	17,257	2,110,186
Fleetmatics Group PLC†	9,500	567,150
Luxoft Holding, Inc.†	26,405	2,045,595
StarTek, Inc.†	18,100	63,169

		8,138,114

Computer Software — 1.7%
Blackbaud, Inc.	31,521	1,947,368
Computer Modelling Group, Ltd.	11,900	92,584
Guidance Software, Inc.†#	18,773	114,515
SS&C Technologies Holdings, Inc.	48,059	3,455,442

		5,609,909

Computers - Integrated Systems — 1.2%
Agilysys, Inc.†	13,000	144,300
Cray, Inc.†	94,565	3,278,569
Maxwell Technologies, Inc.†#	14,800	104,488
NCI, Inc., Class A	10,000	165,100
Radisys Corp.†	36,000	95,400

		3,787,857

Computers - Memory Devices — 0.0%
Datalink Corp.†	11,100	81,585

Computers - Periphery Equipment — 0.0%
Key Tronic Corp.†	9,633	75,715

Computers - Voice Recognition — 0.1%
Vocera Communications, Inc.†	18,000	236,340

Consulting Services — 0.1%
CRA International, Inc.†	7,700	175,714
Information Services Group, Inc.	42,400	158,152
PDI, Inc.†#	34,800	27,492

		361,358

196

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Consumer Products - Misc. — 0.9%
CSS Industries, Inc.	3,000	$87,030
Helen of Troy, Ltd.†	23,461	2,426,102
Tumi Holdings, Inc.†	19,600	346,136
Wausau Paper Corp.	12,000	122,880

		2,982,148

Containers - Paper/Plastic — 1.0%
Graphic Packaging Holding Co.	209,726	2,866,954
Multi Packaging Solutions International, Ltd.†	12,000	202,920

		3,069,874

Cosmetics & Toiletries — 0.0%
CCA Industries, Inc.†	3,421	10,913

Data Processing/Management — 0.6%
Innodata, Inc.†	25,000	72,750
Jack Henry & Associates, Inc.	24,177	1,919,170

		1,991,920

Decision Support Software — 0.1%
Interactive Intelligence Group, Inc.†	7,700	265,342

Diagnostic Equipment — 0.7%
Affymetrix, Inc.†#	215,956	2,045,103
BioTelemetry, Inc.†	19,400	244,634

		2,289,737

Diagnostic Kits — 0.8%
Alere, Inc.†	54,159	2,235,142
Meridian Bioscience, Inc.	19,500	381,615

		2,616,757

Diamonds/Precious Stones — 0.0%
Petra Diamonds, Ltd.	44,702	43,189

Disposable Medical Products — 0.3%
STERIS PLC#	11,300	863,094

Distribution/Wholesale — 0.3%
Core-Mark Holding Co., Inc.	9,300	793,197
Houston Wire & Cable Co.	14,739	91,677

		884,874

Diversified Manufacturing Operations — 0.4%
AZZ, Inc.	10,400	619,216
Chase Corp.	5,600	248,640
Harsco Corp.	23,300	243,252
Synalloy Corp.	14,400	118,080

		1,229,188

Diversified Minerals — 0.0%
United States Lime & Minerals, Inc.	2,600	134,706

Diversified Operations — 0.0%
Resource America, Inc., Class A	17,400	101,616

Diversified Operations/Commercial Services — 0.0%
Volt Information Sciences, Inc.†	14,393	120,901

Drug Delivery Systems — 0.1%
Catalent, Inc.†	9,300	259,005

E-Commerce/Products — 0.1%
1-800-flowers.com, Inc., Class A†	7,000	54,110
Etsy, Inc.†	10,500	97,755
US Auto Parts Network, Inc.†	20,000	49,600

		201,465

E-Commerce/Services — 0.2%
GrubHub, Inc.†#	11,067	283,758

Security Description	Shares	Value (Note 2)

E-Commerce/Services (continued)
Quotient Technology, Inc.†#	7,790	$54,063
SurveyMonkey.com LLC†(1)(2)(4)	5,062	82,257
United Online, Inc.†	12,500	143,750
Zillow Group, Inc., Class A†#	900	23,427
Zillow Group, Inc., Class C†#	1,800	44,370

		631,625

E-Marketing/Info — 0.3%
Marketo, Inc.†#	18,000	544,860
New Media Investment Group, Inc.	7,500	136,575
QuinStreet, Inc.†	35,000	171,150
ReachLocal, Inc.†#	15,000	15,300

		867,885

Educational Software — 0.0%
Rosetta Stone, Inc.†	14,000	101,780

Electric Products - Misc. — 0.0%
Graham Corp.	5,800	104,168

Electric - Integrated — 0.6%
Cleco Corp.	2,800	140,308
El Paso Electric Co.	9,700	374,905
NorthWestern Corp.	3,900	212,667
PNM Resources, Inc.	26,100	756,900
Portland General Electric Co.	15,800	583,336

		2,068,116

Electronic Components - Misc. — 0.3%
Bel Fuse, Inc., Class B	6,000	124,320
CTS Corp.	12,100	229,658
Gentex Corp.	10,200	170,697
Sparton Corp.†	5,900	125,198
Vishay Precision Group, Inc.†	8,800	105,864
ZAGG, Inc.†	15,898	164,067

		919,804

Electronic Components - Semiconductors — 2.5%
Cavium, Inc.†	3,300	221,463
Diodes, Inc.†	7,650	178,169
Fairchild Semiconductor International, Inc.†	109,019	2,130,231
GigOptix, Inc.†	50,000	120,000
GSI Technology, Inc.†#	19,800	79,200
Intersil Corp., Class A	128,532	1,861,143
InvenSense, Inc.†#	10,500	121,695
Kopin Corp.†	14,500	41,615
Microsemi Corp.†	58,690	2,113,427
Pixelworks, Inc.†#	22,000	56,540
PMC-Sierra, Inc.†	35,200	416,416
Richardson Electronics, Ltd.	15,000	84,450
Semtech Corp.†	31,400	631,140
Silicon Laboratories, Inc.†	2,300	124,453

		8,179,942

Electronic Measurement Instruments — 0.3%
CyberOptics Corp.†	18,900	131,922
ESCO Technologies, Inc.	12,300	482,529
FARO Technologies, Inc.†	5,500	165,495
National Instruments Corp.	10,300	323,420

		1,103,366

Electronic Parts Distribution — 0.6%
Tech Data Corp.†	30,717	2,078,005

Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	4,900	214,326

197

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Security Devices (continued)
Vicon Industries, Inc.†	14,000	$31,360

		245,686

Energy - Alternate Sources — 0.1%
Aemetis, Inc.†#	17,800	53,044
Amyris, Inc.†#	50,800	84,836
REX American Resources Corp.†	2,100	131,985

		269,865

Engineering/R&D Services — 0.2%
Exponent, Inc.	5,200	268,476
VSE Corp.	3,700	228,623

		497,099

Enterprise Software/Service — 1.1%
American Software, Inc., Class A	11,600	120,060
Guidewire Software, Inc.†	11,900	706,027
MicroStrategy, Inc., Class A†	9,966	1,727,805
Proofpoint, Inc.†	10,900	799,079
Qlik Technologies, Inc.†	1,800	57,258

		3,410,229

Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	9,526	336,935

Environmental Consulting & Engineering — 0.0%
TRC Cos., Inc.†	8,712	92,783

Environmental Monitoring & Detection — 0.2%
MSA Safety, Inc.	13,500	633,150

Filtration/Separation Products — 0.2%
CLARCOR, Inc.	9,500	501,885

Finance - Consumer Loans — 0.1%
Asta Funding, Inc.†	13,200	110,616
Regional Management Corp.†	8,200	128,740

		239,356

Finance - Investment Banker/Broker — 1.9%
E*TRADE Financial Corp.†	131,298	3,995,398
Evercore Partners, Inc., Class A	34,421	1,911,398
FBR & Co.	5,750	121,670
Houlihan Lokey, Inc.	3,100	75,795
JMP Group LLC	16,300	100,734

		6,204,995

Finance - Leasing Companies — 0.1%
California First National Bancorp	6,000	79,980
Marlin Business Services Corp.	7,500	131,100

		211,080

Finance - Mortgage Loan/Banker — 0.0%
PennyMac Financial Services, Inc., Class A†	7,000	113,610

Finance - Other Services — 0.0%
Higher One Holdings, Inc.†	20,300	64,351

Financial Guarantee Insurance — 0.4%
Assured Guaranty, Ltd.	24,177	639,240
MGIC Investment Corp.†	11,200	106,848
Radian Group, Inc.	28,500	406,125

		1,152,213

Food - Canned — 0.8%
TreeHouse Foods, Inc.†	30,700	2,654,322

Food - Flour & Grain — 0.2%
Post Holdings, Inc.†	8,600	597,872

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified — 1.1%
Inventure Foods, Inc.†#	17,900	$135,324
Pinnacle Foods, Inc.	76,600	3,335,164
Senomyx, Inc.†#	30,700	142,141

		3,612,629

Food - Retail — 0.1%
Fresh Market, Inc.†#	11,000	263,780

Food - Wholesale/Distribution — 0.1%
AMCON Distributing Co.#	500	40,125
Performance Food Group Co.†	6,700	154,971

		195,096

Footwear & Related Apparel — 0.1%
Wolverine World Wide, Inc.	13,600	247,384

Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	5,000	299,050

Gambling (Non-Hotel) — 0.1%
Dover Downs Gaming & Entertainment, Inc.†	43,334	45,934
Golden Entertainment, Inc.†	15,200	159,600

		205,534

Garden Products — 0.3%
Toro Co.	11,300	870,891

Gas - Distribution — 0.9%
Chesapeake Utilities Corp.	3,800	202,502
Delta Natural Gas Co., Inc.	3,800	78,964
Gas Natural, Inc.	13,000	113,620
ONE Gas, Inc.	17,300	843,375
Southwest Gas Corp.	9,900	555,192
UGI Corp.	30,564	1,059,654

		2,853,307

Gold Mining — 0.2%
Franco-Nevada Corp.	4,200	201,878
New Gold, Inc.†	97,500	214,647
Osisko Gold Royalties, Ltd.	14,000	148,444

		564,969

Health Care Cost Containment — 0.0%
HealthEquity, Inc.†	1,000	33,000

Healthcare Safety Devices — 0.0%
Alpha PRO Tech, Ltd.†#	30,000	51,600
Unilife Corp.†#	35,000	26,065

		77,665

Heart Monitors — 0.0%
HeartWare International, Inc.†	2,700	129,222

Home Furnishings — 0.6%
Hooker Furniture Corp.	9,100	249,340
La-Z-Boy, Inc.	65,708	1,761,631

		2,010,971

Hotels/Motels — 0.0%
Morgans Hotel Group Co.†	19,000	59,660

Housewares — 0.0%
Lifetime Brands, Inc.	8,000	111,280

Human Resources — 0.7%
RCM Technologies, Inc.#	20,000	101,200
Team Health Holdings, Inc.†	38,118	2,101,827

		2,203,027

198

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Independent Power Producers — 0.0%
Dynegy, Inc.†	2,600	$41,912
NRG Yield, Inc., Class A#	3,300	44,847
NRG Yield, Inc., Class C#	3,200	45,248

		132,007

Industrial Audio & Video Products — 0.1%
Ballantyne Strong, Inc.†	14,000	63,280
Iteris, Inc.†	76,210	178,331

		241,611

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	5,000	133,250

Instruments - Controls — 0.7%
Allied Motion Technologies, Inc.	14,000	334,320
Frequency Electronics, Inc.†	10,000	105,400
Watts Water Technologies, Inc., Class A	33,647	1,867,745
Woodward, Inc.	1,250	63,037

		2,370,502

Insurance - Life/Health — 0.7%
CNO Financial Group, Inc.	105,571	2,135,701
Independence Holding Co.	10,460	158,260
Trupanion, Inc.†#	4,200	34,356

		2,328,317

Insurance - Multi-line — 1.1%
American Financial Group, Inc.	30,600	2,264,400
Horace Mann Educators Corp.	29,052	1,014,786
Kemper Corp.	6,100	250,771

		3,529,957

Insurance - Property/Casualty — 1.5%
Enstar Group, Ltd.†	2,000	308,220
Hallmark Financial Services, Inc.†	13,000	165,750
Hanover Insurance Group, Inc.	23,547	1,992,076
Infinity Property & Casualty Corp.	10,000	855,000
RLI Corp.	8,100	491,670
Safety Insurance Group, Inc.	4,000	224,040
Selective Insurance Group, Inc.	20,900	721,259
State Auto Financial Corp.	10,050	233,261

		4,991,276

Insurance - Reinsurance — 0.0%
Essent Group, Ltd.†	4,300	106,296

Internet Connectivity Services — 0.0%
PC-Tel, Inc.	21,200	112,996

Internet Content - Entertainment — 0.1%
Pandora Media, Inc.†	14,200	195,960

Internet Content - Information/News — 0.1%
Reis, Inc.	8,000	200,240

Internet Financial Services — 0.0%
TheStreet, Inc.	48,200	82,422

Internet Incubators — 0.0%
ModusLink Global Solutions, Inc.†#	5,000	13,650

Internet Infrastructure Software — 0.1%
Support.com, Inc.†	106,500	119,280
Unwired Planet, Inc.†#	65,400	63,438

		182,718

Internet Security — 0.1%
iPass, Inc.†#	49,900	51,397
Zix Corp.†	41,500	232,815

		284,212

Security Description	Shares	Value (Note 2)

Internet Telephone — 0.1%
RingCentral, Inc.†	10,200	$233,682

Investment Companies — 0.0%
KCAP Financial, Inc.#	16,700	77,154

Investment Management/Advisor Services — 1.4%
Artisan Partners Asset Management, Inc., Class A	1,500	58,635
Calamos Asset Management, Inc., Class A	14,000	133,140
Cohen & Steers, Inc.	8,700	269,352
Financial Engines, Inc.#	15,200	547,656
Janus Capital Group, Inc.	175,116	2,765,082
Manning & Napier, Inc.	8,400	76,944
Pzena Investment Management, Inc., Class A	2,900	28,130
Silvercrest Asset Management Group, Inc., Class A	10,000	128,700
Waddell & Reed Financial, Inc., Class A	11,400	426,360

		4,433,999

Leisure Products — 0.1%
Escalade, Inc.	5,200	62,400
Johnson Outdoors, Inc., Class A	7,200	172,800

		235,200

Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	4,000	266,680

Machine Tools & Related Products — 0.1%
Hardinge, Inc.	11,000	107,030
LS Starrett Co, Class A	8,000	88,480

		195,510

Machinery - Farming — 0.1%
Alamo Group, Inc.	3,200	182,976

Machinery - General Industrial — 1.0%
Albany International Corp., Class A	64,165	2,499,868
BWX Technologies, Inc.	3,600	109,620
Chart Industries, Inc.†	10,900	232,497
Tennant Co.	2,900	180,583
Xerium Technologies, Inc.†	15,000	174,600

		3,197,168

Machinery - Pumps — 0.2%
Graco, Inc.	8,300	626,318

Machinery - Thermal Process — 0.0%
Global Power Equipment Group, Inc.	9,800	45,276

Medical Imaging Systems — 0.7%
Analogic Corp.	26,805	2,239,558
Digirad Corp.	25,000	146,000

		2,385,558

Medical Instruments — 0.8%
Bio-Techne Corp.	20,821	1,899,083
Bruker Corp.†	17,300	391,672
Edwards Lifesciences Corp.†	900	146,700
Entellus Medical, Inc.†	2,100	36,624
Navidea Biopharmaceuticals, Inc.†#	85,500	128,250
TransEnterix, Inc.†#	20,000	52,600

		2,654,929

Medical Laser Systems — 0.0%
Cutera, Inc.†	9,000	127,980

Medical Products — 2.3%
Accuray, Inc.†#	18,337	129,092
Globus Medical, Inc., Class A†	77,936	2,114,404
Halyard Health, Inc.†	15,700	502,243
Hill-Rom Holdings, Inc.	42,284	2,152,678

199

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Products (continued)
K2M Group Holdings, Inc.†	18,100	$365,801
Medgenics, Inc.†#	19,000	131,480
NanoString Technologies, Inc.†	9,000	137,160
Span-America Medical Systems, Inc.	3,100	59,861
TriVascular Technologies, Inc.†#	17,500	114,275
Wright Medical Group NV†	86,344	1,849,489

		7,556,483

Medical - Biomedical/Gene — 1.7%
Acceleron Pharma, Inc.†	4,500	192,915
AMAG Pharmaceuticals, Inc.†#	31,318	833,685
ArQule, Inc.†	55,000	124,850
Asterias Biotherapeutics, Inc.†#	9,454	45,379
Biota Pharmaceuticals, Inc.†	34,600	64,356
Curis, Inc.†	48,225	132,136
Endocyte, Inc.†#	16,000	74,080
Enzo Biochem, Inc.†	33,500	152,425
Exelixis, Inc.†#	31,400	179,608
Five Prime Therapeutics, Inc.†	5,000	192,250
Harvard Bioscience, Inc.†	30,000	95,100
Incyte Corp.†	4,500	514,080
Insmed, Inc.†	9,500	154,945
Isis Pharmaceuticals, Inc.†	8,100	494,424
Medicines Co.†	9,200	386,492
Novavax, Inc.†#	30,100	257,656
Onconova Therapeutics, Inc.†#	12,000	16,800
PharmAthene, Inc.†#	68,300	120,208
Protalix BioTherapeutics, Inc.†#	22,016	22,897
pSivida Corp.†#	32,000	124,160
Retrophin, Inc.†	32,034	715,960
Rigel Pharmaceuticals, Inc.†	40,000	131,200
Seattle Genetics, Inc.†#	5,200	218,296
Theravance Biopharma, Inc.†#	400	7,508
Theravance, Inc.#	1,400	12,950
Ultragenyx Pharmaceutical, Inc.†	500	49,160
Verastem, Inc.†	63,300	143,691

		5,457,211

Medical - Drugs — 1.2%
Achaogen, Inc.†#	10,000	55,800
Agile Therapeutics, Inc.†#	7,700	68,684
Alimera Sciences, Inc.†#	25,025	77,077
Alkermes PLC†	13,000	953,680
BioSpecifics Technologies Corp.†	2,600	125,970
Chimerix, Inc.†	3,400	137,360
CoLucid Pharmaceuticals, Inc.†#	3,000	17,070
Conatus Pharmaceuticals, Inc.†	9,500	30,305
Cumberland Pharmaceuticals, Inc.†	12,800	72,064
Dicerna Pharmaceuticals, Inc.†#	8,300	110,888
MediciNova, Inc.†#	13,572	47,502
NanoViricides, Inc.†#	43,000	52,460
Ophthotech Corp.†	1,400	88,998
Pacira Pharmaceuticals, Inc.†#	11,600	751,100
Pain Therapeutics, Inc.†#	40,000	80,000
Pernix Therapeutics Holdings, Inc.†#	29,000	87,000
POZEN, Inc.†#	15,600	118,404
TESARO, Inc.†#	4,000	204,160
Trevena, Inc.†	20,000	251,800
VIVUS, Inc.†#	75,000	93,750
XenoPort, Inc.†	25,000	151,000
Zogenix, Inc.†#	11,712	180,716

		3,755,788

Medical - Generic Drugs — 0.7%
Impax Laboratories, Inc.†	47,662	2,099,988

Security Description	Shares	Value (Note 2)

Medical - HMO — 0.4%
Centene Corp.†	10,400	$600,600
Universal American Corp.	6,600	49,368
WellCare Health Plans, Inc.†	8,800	725,824

		1,375,792

Medical - Hospitals — 1.3%
Acadia Healthcare Co., Inc.†	12,300	848,823
Adeptus Health, Inc., Class A†#	4,600	276,414
Community Health Systems, Inc.†	23,466	679,106
LifePoint Health, Inc.†	31,283	2,240,176

		4,044,519

Metal Processors & Fabrication — 1.0%
Ampco-Pittsburgh Corp.	6,500	75,465
Dynamic Materials Corp.#	8,100	62,532
Haynes International, Inc.	44,623	1,744,759
RBC Bearings, Inc.†	8,700	614,394
Rexnord Corp.†	18,800	384,084
Sun Hydraulics Corp.	8,400	276,612

		3,157,846

Metal Products - Distribution — 0.0%
Olympic Steel, Inc.	5,500	61,930

Metal - Aluminum — 0.1%
Constellium NV, Class A†	17,800	156,462

Metal - Diversified — 0.1%
Luxfer Holdings PLC ADR	15,400	157,542

Miscellaneous Manufacturing — 0.4%
Hillenbrand, Inc.	9,400	284,726
John Bean Technologies Corp.	16,300	797,070
TriMas Corp.†	14,300	309,309

		1,391,105

MRI/Medical Diagnostic Imaging — 0.1%
Alliance HealthCare Services, Inc.†	9,200	82,892
RadNet, Inc.†	18,000	111,600

		194,492

Multimedia — 0.0%
Demand Media, Inc.†#	25,000	151,000

Networking Products — 0.2%
Extreme Networks, Inc.†	55,000	243,100
Infoblox, Inc.†	4,800	72,192
Ixia†	13,700	178,922

		494,214

Non-Hazardous Waste Disposal — 1.0%
Casella Waste Systems, Inc., Class A†	32,900	223,062
Waste Connections, Inc.	52,719	2,873,186

		3,096,248

Office Automation & Equipment — 0.5%
Pitney Bowes, Inc.	78,626	1,698,322

Office Furnishings - Original — 0.1%
Knoll, Inc.	20,500	456,740

Oil & Gas Drilling — 0.3%
Precision Drilling Corp.#	222,169	957,548

Oil Companies - Exploration & Production — 1.3%
Approach Resources, Inc.†#	28,300	63,109
Diamondback Energy, Inc.†	7,700	600,754
Eclipse Resources Corp.†#	12,200	30,988
Evolution Petroleum Corp.	10,600	65,190

200

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production (continued)
FieldPoint Petroleum Corp.†	31,900	$27,434
FX Energy, Inc.†#	15,000	17,100
Gastar Exploration, Inc.†#	60,000	66,000
Jones Energy, Inc., Class A†#	15,000	84,150
Matador Resources Co.†	21,900	562,830
Newfield Exploration Co.†	48,893	1,870,646
Panhandle Oil and Gas, Inc., Class A	5,000	94,650
Parsley Energy, Inc., Class A†	14,500	284,925
PetroQuest Energy, Inc.†#	41,000	30,242
Rex Energy Corp.†#	30,000	41,100
Rice Energy, Inc.†	2,700	36,396
Ring Energy, Inc.†#	17,400	173,478
Seventy Seven Energy, Inc.†#	33,900	37,629
Swift Energy Co.†#	35,000	13,300
Synergy Resources Corp.†	10,300	117,317
VAALCO Energy, Inc.†	30,000	61,500
Warren Resources, Inc.†#	34,500	8,556
Yuma Energy, Inc.†	5,411	1,611

		4,288,905

Oil Field Machinery & Equipment — 0.8%
Dril-Quip, Inc.†	1,600	100,976
Flotek Industries, Inc.†#	13,700	156,454
Forum Energy Technologies, Inc.†	104,448	1,635,656
Gulf Island Fabrication, Inc.	17,000	168,300
Mitcham Industries, Inc.†	22,400	85,344
Natural Gas Services Group, Inc.†	7,400	171,828
Thermon Group Holdings, Inc.†	6,100	111,081

		2,429,639

Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	214	9,185

Oil - Field Services — 0.5%
Enservco Corp.†#	19,000	12,390
Forbes Energy Services, Ltd.†#	17,200	6,364
Helix Energy Solutions Group, Inc.†	69,454	450,062
Independence Contract Drilling, Inc.†	13,600	82,960
Key Energy Services, Inc.†#	111,000	59,074
Newpark Resources, Inc.†	21,800	141,700
RPC, Inc.#	19,800	262,350
SEACOR Holdings, Inc.†	7,900	448,562
Tesco Corp.	16,800	141,288
Willbros Group, Inc.†	50,900	151,173

		1,755,923

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	5,600	273,336
Schweitzer-Mauduit International, Inc.	5,700	238,374

		511,710

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	2,300	84,157
Masimo Corp.†	500	20,740

		104,897

Pharmacy Services — 0.1%
Diplomat Pharmacy, Inc.†#	5,300	186,189
Liberator Medical Holdings, Inc.	35,000	115,850

		302,039

Pipelines — 0.1%
SemGroup Corp., Class A	7,410	257,349

Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	6,300	183,771

Security Description	Shares	Value (Note 2)

Power Converter/Supply Equipment (continued)
PowerSecure International, Inc.†	15,000	$209,700

		393,471

Printing - Commercial — 0.2%
ARC Document Solutions, Inc.†	9,300	47,058
Multi-Color Corp.	9,850	615,724
RR Donnelley & Sons Co.#	916	14,738

		677,520

Publishing - Books — 0.1%
Scholastic Corp.	6,549	279,773

Publishing - Newspapers — 0.1%
A.H. Belo Corp., Class A	18,221	100,944
Lee Enterprises, Inc.†#	34,500	61,065

		162,009

Quarrying — 0.1%
Compass Minerals International, Inc.	2,000	168,280

Radio — 0.0%
Emmis Communications Corp., Class A†	58,600	36,332
Saga Communications, Inc., Class A	123	5,301
Salem Media Group, Inc., Class A	10,000	56,600

		98,233

Real Estate Investment Trusts — 3.1%
Acadia Realty Trust	6,700	224,718
American Campus Communities, Inc.	11,500	464,600
CatchMark Timber Trust, Inc., Class A	15,000	170,250
Chesapeake Lodging Trust	10,600	287,896
Colony Capital, Inc.	5,800	118,668
Corporate Office Properties Trust	17,700	394,533
Cousins Properties, Inc.	188,900	1,856,887
CubeSmart	74,300	2,163,616
DiamondRock Hospitality Co.	28,908	321,746
EastGroup Properties, Inc.	9,600	558,816
Equity One, Inc.	12,700	345,821
First Potomac Realty Trust	11,500	133,630
GEO Group, Inc.	45,698	1,339,865
Outfront Media, Inc.	6,693	152,935
PS Business Parks, Inc.	8,600	760,412
Retail Opportunity Investments Corp.	12,100	221,309
Rouse Properties, Inc.#	13,600	218,960
Urstadt Biddle Properties, Inc., Class A	10,800	216,216

		9,950,878

Real Estate Management/Services — 1.3%
Jones Lang LaSalle, Inc.	11,708	1,944,933
Kennedy-Wilson Holdings, Inc.	74,349	1,940,509
RE/MAX Holdings, Inc., Class A	4,100	153,791

		4,039,233

Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	9,300	352,563
Consolidated-Tomoka Land Co.	3,100	184,884
Forestar Group, Inc.†	13,000	176,670

		714,117

Recreational Vehicles — 0.2%
Arctic Cat, Inc.#	3,400	75,684
Brunswick Corp.	11,200	589,456

		665,140

Rental Auto/Equipment — 0.1%
Electro Rent Corp.	18,900	195,615

201

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Resort/Theme Parks — 0.8%
Vail Resorts, Inc.	20,011	$2,413,327

Retail - Apparel/Shoe — 0.5%
American Eagle Outfitters, Inc.#	18,300	284,931
Burlington Stores, Inc.†	3,700	178,007
Chico’s FAS, Inc.	32,100	385,200
Christopher & Banks Corp.†#	42,900	60,060
Destination Maternity Corp.	7,800	43,290
Destination XL Group, Inc.†	30,000	150,000
Express, Inc.†	5,200	87,048
Francesca’s Holdings Corp.†	15,300	228,429
New York & Co., Inc.†	33,029	72,664
Pacific Sunwear of California, Inc.†#	37,200	13,023
Tilly’s, Inc., Class A†	14,458	89,206

		1,591,858

Retail - Appliances — 0.0%
hhgregg, Inc.†#	17,000	70,040

Retail - Arts & Crafts — 0.6%
Michaels Cos., Inc.†	91,652	2,035,591

Retail - Computer Equipment — 0.0%
PCM, Inc.†	13,544	124,605

Retail - Discount — 0.2%
HSN, Inc.	6,100	304,390
Tuesday Morning Corp.†	48,200	321,976

		626,366

Retail - Home Furnishings — 0.3%
Pier 1 Imports, Inc.#	64,200	433,992
Restoration Hardware Holdings, Inc.†	6,500	584,155

		1,018,147

Retail - Leisure Products — 0.1%
West Marine, Inc.†	17,232	158,362

Retail - Misc./Diversified — 0.1%
Five Below, Inc.†	5,200	145,652
Gaiam, Inc., Class A†#	17,400	117,450

		263,102

Retail - Restaurants — 3.4%
BJ’s Restaurants, Inc.†	1,300	59,540
Bloomin’ Brands, Inc.	24,300	420,633
Bojangles’, Inc.†#	1,700	30,056
Bravo Brio Restaurant Group, Inc.†	11,500	122,705
Brinker International, Inc.	8,600	392,332
Carrols Restaurant Group, Inc.†	7,500	90,300
Cheesecake Factory, Inc.	6,800	320,484
Cracker Barrel Old Country Store, Inc.#	14,163	1,783,405
Denny’s Corp.†	35,800	345,112
Famous Dave’s of America, Inc.†#	6,800	53,312
Jack in the Box, Inc.	5,100	378,114
Jamba, Inc.†#	520	7,264
Krispy Kreme Doughnuts, Inc.†	24,600	347,844
Luby’s, Inc.†	25,000	119,500
Papa John’s International, Inc.	28,598	1,643,813
Red Robin Gourmet Burgers, Inc.†	31,489	2,124,878
Shake Shack, Inc.†#	700	32,165
Sonic Corp.	87,801	2,551,497
Zoe’s Kitchen, Inc.†#	1,900	64,638

		10,887,592

Retail - Sporting Goods — 0.1%
Zumiez, Inc.†	13,400	202,206

Security Description	Shares	Value (Note 2)

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	8,000	$102,880

Retail - Vitamins & Nutrition Supplements — 0.3%
GNC Holdings, Inc., Class A	33,039	984,893

Retirement/Aged Care — 0.0%
Five Star Quality Care, Inc.†	24,000	86,160

Rubber/Plastic Products — 0.0%
Proto Labs, Inc.†#	1,200	81,228

Satellite Telecom — 0.5%
Iridium Communications, Inc.†#	215,503	1,760,660

Savings & Loans/Thrifts — 1.0%
Beneficial Bancorp, Inc.†	26,200	365,752
Capitol Federal Financial, Inc.	40,740	528,398
Clifton Bancorp, Inc.	8,100	120,204
ESSA Bancorp, Inc.	9,000	120,510
First Defiance Financial Corp.	5,800	240,874
First Financial Northwest, Inc.	10,000	135,400
First Niagara Financial Group, Inc.	41,700	449,526
Fox Chase Bancorp, Inc.	5,000	91,200
Home Bancorp, Inc.	6,600	174,240
Lake Shore Bancorp, Inc.#	10,000	133,600
Meridian Bancorp, Inc.	14,200	208,172
Meta Financial Group, Inc.	2,500	112,500
Oneida Financial Corp.	6,000	120,780
Territorial Bancorp, Inc.	4,000	115,240
United Community Financial Corp.	26,500	155,820
Westfield Financial, Inc.	16,000	128,640

		3,200,856

Schools — 0.1%
American Public Education, Inc.†	9,000	209,430
Lincoln Educational Services Corp.#	20,000	42,600
Universal Technical Institute, Inc.	15,500	89,125

		341,155

Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	33,264	147,360

Semiconductor Components - Integrated Circuits — 0.1%
Integrated Device Technology, Inc.†	4,300	120,572
M/A-COM Technology Solutions Holdings, Inc.†	4,700	173,665

		294,237

Semiconductor Equipment — 1.4%
Cascade Microtech, Inc.†	15,400	250,250
Entegris, Inc.†	142,063	1,934,898
Mattson Technology, Inc.†	34,500	102,810
Tessera Technologies, Inc.	59,480	1,894,438
Ultra Clean Holdings, Inc.†	14,700	74,529
Veeco Instruments, Inc.†	15,200	310,840

		4,567,765

Steel Pipe & Tube — 0.2%
Mueller Water Products, Inc., Class A	35,400	329,928
Valmont Industries, Inc.	2,800	328,300

		658,228

Steel - Producers — 0.1%
Friedman Industries, Inc.	10,000	59,400
Ryerson Holding Corp.†#	8,500	42,160
Worthington Industries, Inc.	8,500	261,545

		363,105

202

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Storage/Warehousing — 0.7%
Mobile Mini, Inc.	63,194	$2,240,227

Telecom Equipment - Fiber Optics — 0.2%
Ciena Corp.†	4,400	110,176
Finisar Corp.†	29,374	354,544
KVH Industries, Inc.†	14,357	141,560

		606,280

Telecom Services — 0.1%
Allot Communications, Ltd.†	14,700	77,616
Consolidated Communications Holdings, Inc.	1	22
Hawaiian Telcom Holdco, Inc.†	5,000	118,650
Straight Path Communications, Inc., Class B†#	5,950	71,400

		267,688

Telecommunication Equipment — 0.7%
ADTRAN, Inc.	17,400	283,794
ARRIS Group, Inc.†	65,952	2,016,153
Aware, Inc.†	14,500	45,820
Westell Technologies, Inc., Class A† Class A	41,700	59,631

		2,405,398

Telephone - Integrated — 0.0%
Alaska Communications Systems Group, Inc.†	77,000	147,840

Textile - Apparel — 0.0%
Cherokee, Inc.†	6,400	122,304

Textile - Products — 0.1%
Culp, Inc.	5,000	140,900
Dixie Group, Inc.†#	10,000	56,400

		197,300

Theaters — 0.0%
National CineMedia, Inc.	3,500	55,545

Therapeutics — 0.2%
Akebia Therapeutics, Inc.†#	11,400	122,322
Cara Therapeutics, Inc.†	14,700	243,285
CorMedix, Inc.†#	40,000	96,000
Egalet Corp.†#	25,000	256,500

		718,107

Transactional Software — 0.7%
Bottomline Technologies de, Inc.†	75,140	2,322,577

Transport - Equipment & Leasing — 0.1%
General Finance Corp.†#	10,034	44,350
Willis Lease Finance Corp.†	10,000	174,900

		219,250

Transport - Marine — 0.6%
Horizon North Logistics, Inc.	18,100	32,393
Scorpio Tankers, Inc.	201,819	1,745,734

		1,778,127

Transport - Services — 0.1%
Matson, Inc.	4,700	243,037
Radiant Logistics, Inc.†	25,000	107,000
XPO Logistics, Inc.†#	1	31

		350,068

Transport - Truck — 3.0%
Celadon Group, Inc.	89,860	1,249,054
Forward Air Corp.	37,576	1,807,030
Heartland Express, Inc.#	81,645	1,564,318
Knight Transportation, Inc.	19,375	513,825
Landstar System, Inc.	33,929	2,117,848

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Truck (continued)
Old Dominion Freight Line, Inc.†	32,901	$2,096,123
Saia, Inc.†	11,300	276,963
USA Truck, Inc.†	6,900	137,586

		9,762,747

Veterinary Diagnostics — 0.5%
Phibro Animal Health Corp., Class A	52,721	1,711,851

Vitamins & Nutrition Products — 0.1%
Nutraceutical International Corp.†	8,200	204,836
Omega Protein Corp.†	9,000	221,220

		426,056

Water — 0.1%
Artesian Resources Corp., Class A	7,400	193,954

Water Treatment Systems — 0.1%
Energy Recovery, Inc.†#	25,000	183,500

Web Hosting/Design — 0.1%
Endurance International Group Holdings, Inc.†#	12,300	171,832

Wire & Cable Products — 0.5%
Belden, Inc.	24,533	1,539,936

Wireless Equipment — 0.1%
CalAmp Corp.†	9,100	168,168
ID Systems, Inc.†#	22,000	82,940
TESSCO Technologies, Inc.	5,900	125,316

		376,424

Total Common Stocks
(cost $261,590,798)		316,934,417

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Computers - Integrated Systems — 0.1%
Apptio, Inc. Series D†(1)(2)(4)	5,641	129,179

Data Processing/Management — 0.1%
Cloudera, Inc. Series F†(1)(2)(4)	6,715	195,306

E-Commerce/Services — 0.0%
CarGurus, Inc. Series D†(1)(2)(4)	2,567	104,331

Enterprise Software/Service — 0.0%
Plex Systems, Inc. Series B†(1)(2)(4)	50,422	115,683

Internet Infrastructure Software — 0.0%
MongoDB, Inc. Series F†(1)(2)(4)	4,475	74,840

Total Convertible Preferred Securities
(cost $493,694)		619,339

Total Long-Term Investment Securities
(cost $262,084,492)		317,553,756

SHORT-TERM INVESTMENT SECURITIES — 8.0%
Registered Investment Companies — 7.5%
State Street Navigator Securities Lending Prime Portfolio 0.24%(3)(5)	21,931,539	21,931,539
T. Rowe Price Reserve Investment Fund 0.12%(5)	2,157,870	2,157,870

		24,089,409

Time Deposits — 0.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2015	$1,687,000	1,687,000

Total Short-Term Investment Securities
(cost $25,776,409)		25,776,409

TOTAL INVESTMENTS
(cost $287,860,901)(6)	106.5%	343,330,165
Liabilities in excess of other assets	(6.5)	(20,866,822)

NET ASSETS	100.0%	$322,463,343

203

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At November 30, 2015, the aggregate value of these securities was $701,596 representing 0.2% of net assets.
(3)	At November 30, 2015, the Fund had loaned securities with a total value of $21,209,033. This was secured by collateral of $21,931,539, which was received in cash and subsequently invested in short-term investments currently value at $21,931,539 as reported in the Portfolio of Investments. The remaining collateral of $131,280 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
United States Treasury Bills	0.00%	12/03/2015 to 10/13/2016	$77,811
United States Treasury Notes/Bonds	zero coupon to 7.50%	01/15/2016 to 05/15/2045	53,469

(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2015, the Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
SurveyMonkey.com LLC	11/25/2014	5,062	$83,270	$82,257	$16.25	0.03%
Convertible Preferred Securities
Apptio, Inc., Series D	03/09/2012	5,641	101,069	129,179	22.90	0.04
CarGurus, Inc., Series D	07/07/2015	2,567	104,331	104,331	40.64	0.03
Cloudera, Inc., Series F	02/05/2014	6,715	97,770	195,306	29.09	0.06
MongoDB, Inc., Series F	10/02/2013	4,475	74,840	74,840	16.72	0.02
Plex Systems, Inc., Series B	06/09/2014	50,422	115,683	115,683	2.29	0.04

				$701,596		0.22%

(5)	The rate shown is the 7-day yield as of November 30, 2015.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
E-Commerce/Services	$549,368	$—	$82,257	$631,625
Other Industries	316,302,792	—	—	316,302,792
Convertible Preferred Securities	—	—	619,339	619,339
Short-Term Investment Securities:
Registered Investment Companies	24,089,409	—	—	24,089,409
Time Deposits	—	1,687,000	—	1,687,000

	$340,941,569	$1,687,000	$701,596	$343,330,165

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

204

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Registered Investment Companies	11.3%
Real Estate Investment Trusts	8.6
Banks — Commercial	8.6
Medical — Biomedical/Gene	3.7
Repurchase Agreements	2.5
Medical — Drugs	2.5
Electronic Components — Semiconductors	2.1
Computer Services	1.9
Retail — Restaurants	1.8
Savings & Loans/Thrifts	1.8
U.S. Government Treasuries	1.8
Medical Products	1.6
Enterprise Software/Service	1.5
Electric — Integrated	1.4
Retail — Apparel/Shoe	1.3
Insurance — Property/Casualty	1.2
Gas — Distribution	1.2
Oil Companies — Exploration & Production	1.0
Applications Software	1.0
Therapeutics	1.0
Chemicals — Specialty	1.0
Human Resources	0.9
Electronic Components — Misc.	0.8
Networking Products	0.8
Auto/Truck Parts & Equipment — Original	0.8
Aerospace/Defense — Equipment	0.8
Medical Instruments	0.8
Food — Misc./Diversified	0.8
Commercial Services — Finance	0.7
Diversified Manufacturing Operations	0.7
Building — Residential/Commercial	0.7
Insurance — Life/Health	0.7
Semiconductor Equipment	0.7
Distribution/Wholesale	0.6
Oil — Field Services	0.6
Medical — Outpatient/Home Medical	0.6
Building & Construction Products — Misc.	0.6
Finance — Investment Banker/Broker	0.6
Consulting Services	0.6
Transport — Truck	0.6
Semiconductor Components — Integrated Circuits	0.6
Investment Management/Advisor Services	0.5
Telecom Services	0.5
Computers — Integrated Systems	0.5
Schools	0.5
Data Processing/Management	0.5
Retail — Automobile	0.5
Transport — Marine	0.5
Metal Processors & Fabrication	0.5
Aerospace/Defense	0.5
Office Furnishings — Original	0.5
Commercial Services	0.5
Medical — HMO	0.4
Printing — Commercial	0.4
Wireless Equipment	0.4
Computer Software	0.4
Transport — Services	0.4
Drug Delivery Systems	0.4
Financial Guarantee Insurance	0.4
Disposable Medical Products	0.4
Finance — Other Services	0.4
Resorts/Theme Parks	0.4
Containers — Paper/Plastic	0.4
Footwear & Related Apparel	0.4
Consumer Products — Misc.	0.4
Chemicals — Diversified	0.4
Machinery — General Industrial	0.4
Internet Telephone	0.4
E-Commerce/Products	0.3

Airlines	0.3
Oil Refining & Marketing	0.3
Steel — Producers	0.3
Transactional Software	0.3
Finance — Mortgage Loan/Banker	0.3
Telecom Equipment — Fiber Optics	0.3
Food — Wholesale/Distribution	0.3
Engineering/R&D Services	0.3
Building & Construction — Misc.	0.3
Home Furnishings	0.3
Retail — Discount	0.3
Research & Development	0.3
Multimedia	0.3
Diagnostic Equipment	0.3
Instruments — Controls	0.3
Miscellaneous Manufacturing	0.3
Independent Power Producers	0.3
Finance — Consumer Loans	0.3
Water	0.3
Insurance — Reinsurance	0.3
Wire & Cable Products	0.3
Building — Heavy Construction	0.3
Food — Flour & Grain	0.3
Hotels/Motels	0.3
Apparel Manufacturers	0.3
Real Estate Management/Services	0.3
Building Products — Doors & Windows	0.3
Food — Retail	0.3
Chemicals — Plastics	0.3
Racetracks	0.2
Energy — Alternate Sources	0.2
Retail — Convenience Store	0.2
Insurance — Multi-line	0.2
Internet Content — Information/News	0.2
Telecommunication Equipment	0.2
Medical Information Systems	0.2
Paper & Related Products	0.2
Retail — Home Furnishings	0.2
Lasers — System/Components	0.2
Telephone — Integrated	0.2
Web Hosting/Design	0.2
Power Converter/Supply Equipment	0.2
Real Estate Operations & Development	0.2
E-Marketing/Info	0.2
Electronic Measurement Instruments	0.2
Physical Therapy/Rehabilitation Centers	0.2
E-Commerce/Services	0.2
Medical — Generic Drugs	0.2
Food — Canned	0.2
Patient Monitoring Equipment	0.2
Publishing — Books	0.2
Computer Aided Design	0.2
Instruments — Scientific	0.2
Satellite Telecom	0.2
Television	0.2
Retail — Misc./Diversified	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
Tobacco	0.2
Entertainment Software	0.2
Steel Pipe & Tube	0.2
Internet Application Software	0.2
Medical — Nursing Homes	0.2
Security Services	0.2
Electric — Distribution	0.2
Oil Field Machinery & Equipment	0.2
Veterinary Diagnostics	0.2
Linen Supply & Related Items	0.2
Building Products — Cement	0.2
Building Products — Wood	0.2

205

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited) — (continued)

Industry Allocation* (continued)

Gambling (Non-Hotel)	0.2%
Audio/Video Products	0.2
Broadcast Services/Program	0.1
Computers — Periphery Equipment	0.1
Filtration/Separation Products	0.1
Communications Software	0.1
Electric Products — Misc.	0.1
Health Care Cost Containment	0.1
Batteries/Battery Systems	0.1
Finance — Credit Card	0.1
Electronic Parts Distribution	0.1
Storage/Warehousing	0.1
Medical — Wholesale Drug Distribution	0.1
Publishing — Newspapers	0.1
Rubber — Tires	0.1
Funeral Services & Related Items	0.1
Auto Repair Centers	0.1
Retail — Pawn Shops	0.1
Vitamins & Nutrition Products	0.1
Theaters	0.1
Industrial Audio & Video Products	0.1
Rubber/Plastic Products	0.1
Casino Hotels	0.1
Travel Services	0.1
Internet Connectivity Services	0.1
Motion Pictures & Services	0.1
Lighting Products & Systems	0.1
Brewery	0.1
Firearms & Ammunition	0.1
Rental Auto/Equipment	0.1
Transport — Equipment & Leasing	0.1
Electronic Design Automation	0.1
Environmental Consulting & Engineering	0.1
Agricultural Operations	0.1
Publishing — Periodicals	0.1
Food — Dairy Products	0.1
Diagnostic Kits	0.1
Auction Houses/Art Dealers	0.1
Poultry	0.1
Building — Maintenance & Services	0.1
Metal — Aluminum	0.1
Medical — Hospitals	0.1
Identification Systems	0.1
Pharmacy Services	0.1
Recreational Centers	0.1
Non — Ferrous Metals	0.1
Machinery — Electrical	0.1
Transport — Air Freight	0.1
Retail — Sporting Goods	0.1
Pipelines	0.1
Finance — Leasing Companies	0.1
Building — Mobile Home/Manufactured Housing	0.1
Oil & Gas Drilling	0.1
Beverages — Non-alcoholic	0.1
Computers — Other	0.1
Machinery — Farming	0.1
Diversified Operations	0.1
Environmental Monitoring & Detection	0.1
Electronic Security Devices	0.1
Internet Content — Entertainment	0.1
Machinery — Construction & Mining	0.1
Athletic Equipment	0.1
Diversified Minerals	0.1
Retail — Video Rentals	0.1
Medical Laser Systems	0.1
Retail — Building Products	0.1
Platinum	0.1
Medical Imaging Systems	0.1
Computer Data Security	0.1

Retail — Bookstores	0.1
Containers — Metal/Glass	0.1
Computers — Memory Devices	0.1
MRI/Medical Diagnostic Imaging	0.1
Computer Graphics	0.1
Circuit Boards	0.1
Cosmetics & Toiletries	0.1
Retail — Bedding	0.1
Building Products — Air & Heating	0.1
Banks — Fiduciary	0.1
Appliances	0.1
Retail — Vitamins & Nutrition Supplements	0.1
Decision Support Software	0.1
Engines — Internal Combustion	0.1
Hazardous Waste Disposal	0.1
Retail — Leisure Products	0.1
Internet Security	0.1
Advertising Agencies	0.1
Diversified Operations/Commercial Services	0.1
Electric — Generation	0.1
Auto-Truck Trailers	0.1
Housewares	0.1
Textile — Apparel	0.1

111.1%

*	Calculated as a percentage of net assets

206

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.5%
Advanced Materials — 0.0%
Core Molding Technologies, Inc.†	4,388	$62,529

Advertising Agencies — 0.1%
MDC Partners, Inc., Class A#	24,871	535,970

Advertising Services — 0.0%
Journal Media Group, Inc.	13,955	168,297
Marchex, Inc., Class B	18,640	79,406
Marin Software, Inc.†#	17,123	66,609
Sizmek, Inc.†	12,319	57,037

		371,349

Aerospace/Defense — 0.5%
Aerovironment, Inc.†	11,287	288,721
Cubic Corp.	12,398	602,047
Esterline Technologies Corp.†	17,809	1,693,280
Kratos Defense & Security Solutions, Inc.†#	25,898	120,426
National Presto Industries, Inc.	2,777	241,432
Teledyne Technologies, Inc.†	20,227	1,871,200

		4,817,106

Aerospace/Defense - Equipment — 0.8%
AAR Corp.	20,307	498,740
Aerojet Rocketdyne Holdings, Inc.†#	35,834	628,528
Astronics Corp.†	10,966	424,275
Astronics Corp., Class B†	1,644	63,573
Curtiss-Wright Corp.	27,222	1,916,701
Ducommun, Inc.†	6,328	105,931
HEICO Corp.	11,011	566,846
HEICO Corp., Class A	22,849	991,647
Kaman Corp.	15,586	625,622
KLX, Inc.†	30,195	969,259
Moog, Inc., Class A†	22,165	1,464,442

		8,255,564

Agricultural Biotech — 0.0%
Arcadia Biosciences, Inc.†#	4,655	18,341

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	32,149	115,415
Rentech, Inc.†	13,136	37,569

		152,984

Agricultural Operations — 0.1%
Alico, Inc.	2,205	94,109
Andersons, Inc.	16,257	560,379
Limoneira Co.#	6,583	112,108
MGP Ingredients, Inc.	6,125	128,135
Tejon Ranch Co.†	7,864	166,088

		1,060,819

Airlines — 0.3%
Allegiant Travel Co.	7,678	1,344,648
Hawaiian Holdings, Inc.†	27,307	988,513
Republic Airways Holdings, Inc.†	29,098	123,376
SkyWest, Inc.	29,581	609,664
Virgin America, Inc.†#	14,418	524,671

		3,590,872

Apparel Manufacturers — 0.3%
Columbia Sportswear Co.	16,425	769,183
G-III Apparel Group, Ltd.†	22,831	1,047,258
Oxford Industries, Inc.	8,384	569,609
Sequential Brands Group, Inc.†#	14,424	129,095
Superior Uniform Group, Inc.	4,254	78,656
Vince Holding Corp.†#	8,814	45,656

		2,639,457

Security Description	Shares	Value (Note 2)

Appliances — 0.1%
iRobot Corp.†#	17,015	$563,026

Applications Software — 1.0%
Brightcove, Inc.†	18,619	129,961
Callidus Software, Inc.†	31,641	656,551
Constant Contact, Inc.†	18,408	575,986
Cvent, Inc.†	13,385	483,600
Demandware, Inc.†#	19,112	977,579
Ebix, Inc.#	15,346	575,628
Epiq Systems, Inc.	18,515	250,508
Five9, Inc.†	13,580	90,307
HubSpot, Inc.†	10,769	583,787
Imperva, Inc.†	15,193	1,133,854
inContact, Inc.†#	35,197	347,394
Jive Software, Inc.†#	26,714	134,104
New Relic, Inc.†#	3,303	124,226
Park City Group, Inc.†#	6,092	70,363
Paycom Software, Inc.†	18,063	787,547
PDF Solutions, Inc.†	15,453	172,301
Progress Software Corp.†	28,963	694,822
RealPage, Inc.†	30,209	670,942
SciQuest, Inc.†	15,793	203,888
Tangoe, Inc.†	22,325	191,995
Verint Systems, Inc.†	35,123	1,645,512

		10,500,855

Athletic Equipment — 0.1%
Black Diamond, Inc.†	13,027	63,441
Nautilus, Inc.†	17,965	345,108
Performance Sports Group Ltd†	25,953	307,803

		716,352

Auction Houses/Art Dealers — 0.1%
Sotheby’s#	35,609	1,008,091

Audio/Video Products — 0.2%
Daktronics, Inc.	22,004	190,775
DTS, Inc.†	10,126	260,542
Skullcandy, Inc.†	12,563	51,132
TiVo, Inc.†	55,578	499,646
Universal Electronics, Inc.†	9,082	481,255
VOXX International Corp.†	11,353	65,166

		1,548,516

Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	18,220	1,349,009

Auto - Cars/Light Trucks — 0.0%
Blue Bird Corp.†#	2,912	31,683

Auto - Heavy Duty Trucks — 0.0%
Navistar International Corp.†#	29,201	423,707

Auto - Truck Trailers — 0.1%
Wabash National Corp.†	38,878	504,248

Auto/Truck Parts & Equipment - Original — 0.8%
Accuride Corp.†	22,259	57,428
American Axle & Manufacturing Holdings, Inc.†	43,399	987,761
Cooper-Standard Holding, Inc.†	7,774	574,810
Dana Holding Corp.	93,383	1,535,216
Federal-Mogul Holdings Corp.†	17,362	142,021
Gentherm, Inc.†	20,553	1,044,915
Horizon Global Corp.†	10,370	90,115
Meritor, Inc.†	55,891	600,269
Metaldyne Performance Group, Inc.	6,553	147,574
Miller Industries, Inc.	6,482	142,280
Modine Manufacturing Co.†	27,417	257,446
Strattec Security Corp.	2,053	128,025

207

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Auto/Truck Parts & Equipment - Original (continued)
Superior Industries International, Inc.	13,415	$261,727
Tenneco, Inc.†	35,125	1,892,535
Titan International, Inc.	24,730	107,328
Tower International, Inc.	12,080	370,373

		8,339,823

Auto/Truck Parts & Equipment - Replacement — 0.2%
Commercial Vehicle Group, Inc.†	17,188	58,439
Dorman Products, Inc.†#	15,307	730,450
Douglas Dynamics, Inc.	12,800	297,728
Motorcar Parts of America, Inc.†	10,283	411,937
Standard Motor Products, Inc.	11,413	476,607

		1,975,161

B2B/E-Commerce — 0.0%
ePlus, Inc.†	3,213	283,354
TechTarget, Inc.†	11,207	96,941

		380,295

Banks - Commercial — 8.6%
1st Source Corp.	9,366	316,664
Access National Corp.	4,160	90,896
American National Bankshares, Inc.	4,996	129,896
Ameris Bancorp	18,424	629,917
Ames National Corp.#	5,330	135,062
Arrow Financial Corp.	6,413	182,578
BancFirst Corp.	4,170	268,840
Bancorp, Inc.†	19,297	148,201
BancorpSouth, Inc.	55,266	1,486,655
Bank of Marin Bancorp	3,419	187,806
Bank of the Ozarks, Inc.	44,643	2,423,222
Banner Corp.	12,007	630,368
Bar Harbor Bankshares	3,419	119,357
BBCN Bancorp, Inc.	45,537	861,105
Blue Hills Bancorp, Inc.	16,054	261,038
BNC Bancorp	13,934	355,317
Bridge Bancorp, Inc.	6,703	213,692
Bryn Mawr Bank Corp.	10,189	303,123
C1 Financial, Inc.†	3,405	82,503
Camden National Corp.	4,261	191,489
Capital Bank Financial Corp., Class A	12,868	433,909
Capital City Bank Group, Inc.	6,157	96,973
Cardinal Financial Corp.	18,410	452,886
Cascade Bancorp†	17,685	106,110
Cass Information Systems, Inc.	6,569	353,872
Cathay General Bancorp	45,745	1,569,968
CenterState Banks, Inc.	26,012	414,631
Central Pacific Financial Corp.	13,165	305,955
Century Bancorp, Inc., Class A	1,988	89,281
Chemical Financial Corp.	19,298	711,131
Citizens & Northern Corp.	6,983	143,361
City Holding Co.	8,709	434,753
CNB Financial Corp.	8,245	154,099
CoBiz Financial, Inc.	20,778	285,074
Columbia Banking System, Inc.	33,025	1,173,708
Community Bank System, Inc.	23,338	1,006,568
Community Trust Bancorp, Inc.	8,960	328,832
CommunityOne Bancorp†	7,038	99,236
ConnectOne Bancorp, Inc.	17,114	333,894
CU Bancorp†	9,617	258,890
Customers Bancorp, Inc.†	15,301	474,331
CVB Financial Corp.	60,825	1,125,263
Eagle Bancorp, Inc.†	17,124	935,484
Enterprise Bancorp, Inc.	4,366	106,923
Enterprise Financial Services Corp.	11,411	334,342

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Farmers Capital Bank Corp.†	4,289	$115,846
FCB Financial Holdings, Inc.†	16,014	623,745
Fidelity Southern Corp.	9,555	216,134
Financial Institutions, Inc.	8,111	221,187
First BanCorp†	66,602	249,758
First Bancorp	11,300	220,237
First Bancorp, Inc.	6,147	136,402
First Busey Corp.	13,801	303,484
First Business Financial Services, Inc.	4,962	128,615
First Citizens BancShares, Inc., Class A	4,411	1,168,562
First Commonwealth Financial Corp.	50,923	501,082
First Community Bancshares, Inc.	9,652	196,901
First Connecticut Bancorp, Inc.	9,179	167,517
First Financial Bancorp	35,311	711,517
First Financial Bankshares, Inc.#	36,717	1,318,507
First Financial Corp.	6,326	231,279
First Interstate BancSystem, Inc.	11,254	342,234
First Merchants Corp.	21,628	588,282
First Midwest Bancorp, Inc.	44,630	872,070
First NBC Bank Holding Co.†	8,729	369,586
First of Long Island Corp.	7,004	219,786
FirstMerit Corp.	94,902	1,919,867
FNB Corp.	100,000	1,452,000
Franklin Financial Network, Inc.†	3,119	101,368
Fulton Financial Corp.	101,143	1,463,539
German American Bancorp, Inc.	7,587	261,600
Glacier Bancorp, Inc.	43,236	1,270,274
Great Southern Bancorp, Inc.	6,001	305,211
Great Western Bancorp, Inc.	23,656	714,884
Green Bancorp, Inc.†	5,827	79,014
Guaranty Bancorp	8,484	148,640
Hampton Roads Bankshares, Inc.†	19,619	36,688
Hancock Holding Co.	44,588	1,298,403
Hanmi Financial Corp.	18,281	477,134
Heartland Financial USA, Inc.	10,200	388,722
Heritage Commerce Corp.	12,035	129,978
Heritage Financial Corp.	17,312	338,969
Heritage Oaks Bancorp	13,429	111,864
Hilltop Holdings, Inc.†	43,591	972,515
Home BancShares, Inc.	32,679	1,474,476
Horizon Bancorp	5,285	145,496
IBERIABANK Corp.	21,857	1,385,078
Independent Bank Corp.	13,149	203,941
Independent Bank Corp.	14,968	774,444
International Bancshares Corp.	31,004	945,932
Kearny Financial Corp.	53,539	674,591
Lakeland Bancorp, Inc.	21,695	262,293
Lakeland Financial Corp.	9,509	457,763
LegacyTexas Financial Group, Inc.	27,251	831,428
MainSource Financial Group, Inc.	12,404	285,540
MB Financial, Inc.	43,003	1,536,927
Mercantile Bank Corp.	9,669	250,137
Merchants Bancshares, Inc.	2,848	93,101
Metro Bancorp, Inc.	6,786	230,588
MidWestOne Financial Group, Inc.	4,507	143,097
National Bankshares, Inc.#	3,978	142,890
National Commerce Corp.†#	3,456	90,685
National Penn Bancshares, Inc.	80,198	1,001,673
NBT Bancorp, Inc.	25,216	759,758
NewBridge Bancorp	20,535	263,669
OFG Bancorp	25,514	213,297
Old National Bancorp	66,965	987,734
Old Second Bancorp, Inc.†	16,870	130,743
Opus Bank	5,961	234,744
Pacific Continental Corp.	11,169	177,699

208

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
PacWest Bancorp	5,794	$272,434
Park National Corp.#	7,469	724,568
Park Sterling Corp.	25,759	194,996
Peapack Gladstone Financial Corp.	8,865	201,945
Penns Woods Bancorp, Inc.	2,740	122,231
Peoples Bancorp, Inc.	10,520	216,922
Peoples Financial Services Corp.#	4,321	172,451
Pinnacle Financial Partners, Inc.	20,537	1,115,775
Preferred Bank	6,685	243,468
PrivateBancorp, Inc.	45,000	1,984,950
Prosperity Bancshares, Inc.	40,095	2,221,664
QCR Holdings, Inc.	6,684	161,753
Renasant Corp.	23,008	840,482
Republic Bancorp, Inc., Class A	5,687	152,525
S&T Bancorp, Inc.	19,918	675,619
Sandy Spring Bancorp, Inc.	14,123	414,934
Seacoast Banking Corp. of Florida†	13,626	218,697
ServisFirst Bancshares, Inc.	12,755	627,801
Sierra Bancorp	6,759	120,581
Simmons First National Corp., Class A	17,088	985,294
South State Corp.	13,844	1,088,277
Southside Bancshares, Inc.	14,500	409,480
Southwest Bancorp, Inc.	10,895	201,558
State Bank Financial Corp.	20,458	476,876
Stock Yards Bancorp, Inc.	8,475	341,288
Stonegate Bank	6,371	215,467
Suffolk Bancorp	6,713	198,973
Sun Bancorp, Inc.†	5,494	120,428
Talmer Bancorp, Inc., Class A	31,279	571,467
Texas Capital Bancshares, Inc.†	26,203	1,553,314
Tompkins Financial Corp.	8,571	536,202
Towne Bank	26,066	585,182
TriCo Bancshares	13,018	381,427
TriState Capital Holdings, Inc.†	12,178	161,115
Triumph Bancorp, Inc.†	8,506	148,260
TrustCo Bank Corp. NY	54,413	356,949
Trustmark Corp.	38,672	976,468
UMB Financial Corp.	22,537	1,187,700
Umpqua Holdings Corp.	126,254	2,262,472
Union Bankshares Corp.	25,824	693,374
United Bankshares, Inc.#	39,754	1,674,438
United Community Banks, Inc.	28,759	600,488
Univest Corp. of Pennsylvania	11,261	235,130
Valley National Bancorp	133,104	1,482,779
Washington Trust Bancorp, Inc.	8,486	346,738
Webster Financial Corp.	51,966	2,089,553
WesBanco, Inc.	22,010	746,579
West Bancorporation, Inc.	9,181	190,322
Westamerica Bancorporation#	14,626	716,674
Western Alliance Bancorp†	49,226	1,909,477
Wilshire Bancorp, Inc.	40,399	498,524
Wintrust Financial Corp.	27,145	1,428,641
Yadkin Financial Corp.	14,418	379,049

		91,252,087

Banks - Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	47,541	575,246

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†	15,150	447,531

Banks - Super Regional — 0.0%
Independent Bank Group, Inc.	5,552	221,913

Batteries/Battery Systems — 0.1%
EnerSys	25,450	1,499,005

Security Description	Shares	Value (Note 2)

Beverages - Non-alcoholic — 0.1%
Coca-Cola Bottling Co. Consolidated	2,666	$516,324
National Beverage Corp.†	6,537	284,033

		800,357

Bicycle Manufacturing — 0.0%
Fox Factory Holding Corp.†	9,706	172,476

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	5,203	1,111,465
Craft Brew Alliance, Inc.†	5,860	56,959

		1,168,424

Broadcast Services/Program — 0.1%
Crown Media Holdings, Inc., Class A†	19,805	112,294
Hemisphere Media Group, Inc.†#	5,782	82,278
Nexstar Broadcasting Group, Inc., Class A	17,912	1,049,464
World Wrestling Entertainment, Inc., Class A#	17,227	292,687

		1,536,723

Building & Construction Products - Misc. — 0.6%
Builders FirstSource, Inc.†	26,532	357,121
Drew Industries, Inc.	13,813	834,719
Gibraltar Industries, Inc.†	17,725	473,080
Louisiana-Pacific Corp.†	81,543	1,500,391
NCI Building Systems, Inc.†	15,531	184,198
Nortek, Inc.†	5,526	266,022
Patrick Industries, Inc.†	7,290	302,025
Ply Gem Holdings, Inc.†	12,339	162,875
Quanex Building Products Corp.	19,388	360,811
Simpson Manufacturing Co., Inc.	24,108	895,130
Summit Materials, Inc., Class A†	14,628	333,079
Trex Co., Inc.†#	18,364	795,161

		6,464,612

Building & Construction - Misc. — 0.3%
Aegion Corp.†	20,990	462,620
Comfort Systems USA, Inc.	21,356	677,839
Dycom Industries, Inc.†	19,510	1,704,784
Hill International, Inc.†	20,941	72,246
MYR Group, Inc.†	11,968	253,722

		3,171,211

Building Products - Air & Heating — 0.1%
AAON, Inc.	23,430	578,955

Building Products - Cement — 0.2%
Continental Building Products, Inc.†	18,019	328,667
Headwaters, Inc.†	42,214	809,242
US Concrete, Inc.†	8,349	490,337

		1,628,246

Building Products - Doors & Windows — 0.3%
Apogee Enterprises, Inc.	16,712	839,276
Griffon Corp.	19,577	355,127
Masonite International Corp.†	17,279	1,139,723
PGT, Inc.†	27,332	303,932

		2,638,058

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	12,390	146,450

Building Products - Wood — 0.2%
Boise Cascade Co.†	22,629	708,288
Universal Forest Products, Inc.	11,517	889,803

		1,598,091

209

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building - Heavy Construction — 0.3%
Granite Construction, Inc.	22,523	$918,262
MasTec, Inc.†	38,217	780,773
Orion Marine Group, Inc.†	16,002	70,089
Primoris Services Corp.#	22,197	512,307
Tutor Perini Corp.†	21,482	404,721

		2,686,152

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	32,052	950,983

Building - Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	5,073	470,267
Winnebago Industries, Inc.#	15,416	346,860

		817,127

Building - Residential/Commercial — 0.7%
AV Homes, Inc.†#	7,086	98,637
Beazer Homes USA, Inc.†	15,713	225,324
CalAtlantic Group, Inc.†	44,043	1,854,210
Century Communities, Inc.†	8,714	166,263
Green Brick Partners, Inc.†	8,224	62,091
Hovnanian Enterprises, Inc., Class A†#	68,304	124,996
Installed Building Products, Inc.†	11,391	285,458
KB Home#	46,719	658,271
LGI Homes, Inc.†#	8,008	266,346
M/I Homes, Inc.†	14,038	327,928
MDC Holdings, Inc.	22,364	586,608
Meritage Homes Corp.†	22,699	846,900
New Home Co., Inc.†	5,094	74,729
Taylor Morrison Home Corp., Class A†	18,610	325,675
TRI Pointe Group, Inc.†	92,530	1,290,794
WCI Communities, Inc.†	8,838	213,968
William Lyon Homes, Class A†	11,168	195,105

		7,603,303

Casino Hotels — 0.1%
Boyd Gaming Corp.†	45,674	894,754
Caesars Entertainment Corp.†#	31,722	268,685
Monarch Casino & Resort, Inc.†	5,814	130,350

		1,293,789

Casino Services — 0.0%
Eldorado Resorts, Inc.†	16,141	156,407
Scientific Games Corp., Class A†#	28,751	265,084

		421,491

Cellular Telecom — 0.0%
Leap Wireless CVR(1)(2)	35,827	0
NTELOS Holdings Corp.†	9,941	91,159

		91,159

Chemicals - Diversified — 0.4%
Aceto Corp.	16,667	470,176
Axiall Corp.	40,204	837,851
Innophos Holdings, Inc.	11,968	355,689
Innospec, Inc.	13,876	810,358
Koppers Holdings, Inc.	11,754	268,344
Olin Corp.	44,371	965,957

		3,708,375

Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.#	23,277	260,935

Chemicals - Other — 0.0%
American Vanguard Corp.	16,669	262,703

Security Description	Shares	Value (Note 2)

Chemicals - Plastics — 0.3%
A. Schulman, Inc.	16,766	$580,271
Landec Corp.†	15,425	197,594
PolyOne Corp.	51,055	1,836,959

		2,614,824

Chemicals - Specialty — 1.0%
Balchem Corp.	17,797	1,218,916
Calgon Carbon Corp.	30,171	510,192
Chemtura Corp.†	38,454	1,181,307
Ferro Corp.†	41,780	501,778
H.B. Fuller Co.	28,861	1,148,956
Hawkins, Inc.	6,077	249,157
KMG Chemicals, Inc.	5,535	109,206
Kraton Performance Polymers, Inc.†	17,934	399,031
Minerals Technologies, Inc.	19,881	1,223,477
Oil-Dri Corp. of America	2,808	87,666
OMNOVA Solutions, Inc.†	26,816	201,656
Quaker Chemical Corp.	7,632	650,475
Sensient Technologies Corp.	26,752	1,788,104
Stepan Co.	11,042	574,846
Tronox, Ltd., Class A#	36,408	211,895
Valhi, Inc.#	10,932	20,006

		10,076,668

Circuit Boards — 0.1%
Multi-Fineline Electronix, Inc.†	5,204	128,435
Park Electrochemical Corp.	11,670	204,342
TTM Technologies, Inc.†	33,791	264,921

		597,698

Coal — 0.0%
Cloud Peak Energy, Inc.†#	34,938	91,188
Hallador Energy Co.#	6,233	42,011
Peabody Energy Corp.#	10,600	120,840
SunCoke Energy, Inc.	37,340	141,145
Westmoreland Coal Co.†#	10,252	61,512

		456,696

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	11,994	77,601

Coffee — 0.0%
Farmer Bros. Co.†	4,432	129,547

Commercial Services — 0.5%
Care.com, Inc.†	10,970	75,693
Collectors Universe, Inc.	4,089	65,260
Healthcare Services Group, Inc.	40,920	1,511,585
HMS Holdings Corp.†	50,684	614,797
Medifast, Inc.†	6,219	188,560
National Research Corp., Class A	5,614	86,792
Nutrisystem, Inc.	16,557	379,818
PFSweb, Inc.†#	6,898	90,916
RPX Corp.†	31,068	430,913
ServiceSource International, Inc.†	33,709	182,029
SFX Entertainment, Inc.†#	26,200	7,339
SP Plus Corp.†	9,590	241,380
Team, Inc.†	11,900	454,342
Weight Watchers International, Inc.†#	15,801	416,830

		4,746,254

Commercial Services-Finance — 0.7%
Cardtronics, Inc.†	25,687	966,088
CBIZ, Inc.†	28,331	303,425
Euronet Worldwide, Inc.†	29,697	2,308,051
Everi Holdings, Inc.†	37,665	143,880
EVERTEC, Inc.	37,659	646,981

210

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Commercial Services - Finance (continued)
Green Dot Corp., Class A†	26,268	$441,828
Heartland Payment Systems, Inc.	20,950	1,662,173
LendingTree, Inc.†	3,316	337,834
Liberty Tax, Inc.	3,405	75,387
MoneyGram International, Inc.†	16,747	147,039
Travelport Worldwide, Ltd.	60,423	804,230

		7,836,916

Communications Software — 0.1%
BroadSoft, Inc.†	16,681	667,741
Digi International, Inc.†	14,269	178,505
pdvWireless, Inc.†#	7,434	196,629
Seachange International, Inc.†	19,089	133,050
Xura, Inc.†	12,992	336,103

		1,512,028

Computer Aided Design — 0.2%
Aspen Technology, Inc.†	48,876	2,148,100

Computer Data Security — 0.1%
Qualys, Inc.†	14,226	547,132
Varonis Systems, Inc.†#	5,128	91,535

		638,667

Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.	22,917	605,696

Computer Services — 1.9%
Barracuda Networks, Inc.†	4,629	88,090
CACI International, Inc., Class A†	13,840	1,387,598
Carbonite, Inc.†	10,377	101,176
Ciber, Inc.†	45,128	159,302
Convergys Corp.	56,574	1,457,346
Engility Holdings, Inc.	10,266	355,204
EPAM Systems, Inc.†	27,995	2,204,046
ExlService Holdings, Inc.†	19,061	891,483
Fleetmatics Group PLC†	21,882	1,306,355
Globant SA†#	8,747	307,545
Insight Enterprises, Inc.†	22,189	594,221
KEYW Holding Corp.†#	19,178	122,547
LivePerson, Inc.†	32,658	254,732
Luxoft Holding, Inc.†	10,505	813,822
Manhattan Associates, Inc.†	42,236	3,235,278
MAXIMUS, Inc.	37,719	2,140,553
Science Applications International Corp.	26,354	1,324,025
Sykes Enterprises, Inc.†	22,314	710,032
Syntel, Inc.†	17,964	869,997
TeleTech Holdings, Inc.	9,310	270,176
Unisys Corp.†	28,575	367,475
Virtusa Corp.†	16,971	835,822

		19,796,825

Computer Software — 0.4%
Apigee Corp.†	2,928	20,847
AVG Technologies NV†	23,447	494,497
Avid Technology, Inc.†	18,496	140,385
Blackbaud, Inc.	26,832	1,657,681
Code Rebel Corp.†#	614	2,296
Cornerstone OnDemand, Inc.†	30,876	1,108,757
Envestnet, Inc.†	22,168	719,810
Guidance Software, Inc.†#	10,897	66,472
Workiva, Inc.†	4,191	78,581

		4,289,326

Computers — 0.0%
Silicon Graphics International Corp.†	19,927	116,772

Security Description	Shares	Value (Note 2)

Computers - Integrated Systems — 0.5%
Agilysys, Inc.†	8,781	$97,469
Cray, Inc.†	23,367	810,134
Diebold, Inc.	37,120	1,286,950
Mercury Systems, Inc.†	19,576	383,298
MTS Systems Corp.	8,532	542,806
NetScout Systems, Inc.†	52,532	1,738,809
Silver Spring Networks, Inc.†	20,859	278,051
Super Micro Computer, Inc.†	21,103	518,290

		5,655,807

Computers - Memory Devices — 0.1%
Datalink Corp.†	11,776	86,554
Imation Corp.†	20,110	39,214
Nimble Storage, Inc.†#	28,999	303,620
Quantum Corp.†	123,308	108,622
Violin Memory, Inc.†#	52,011	68,134

		606,144

Computers - Other — 0.1%
ExOne Co.†#	5,998	59,500
Stratasys, Ltd.†#	29,150	728,750

		788,250

Computers - Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	26,837	1,317,160
Immersion Corp.†	16,037	215,056

		1,532,216

Computers - Voice Recognition — 0.0%
Vocera Communications, Inc.†	14,727	193,366

Consulting Services — 0.6%
Advisory Board Co.†	24,290	1,307,774
CEB, Inc.	19,154	1,480,030
CRA International, Inc.†	5,245	119,691
Forrester Research, Inc.	5,753	187,778
Franklin Covey Co.†	7,034	107,831
FTI Consulting, Inc.†	23,812	890,093
Hackett Group, Inc.	13,708	259,630
Huron Consulting Group, Inc.†	13,258	769,097
ICF International, Inc.†	11,177	398,236
Navigant Consulting, Inc.†	27,613	483,227
NV5 Holdings, Inc.†	2,927	67,994
Pendrell Corp.†	95,160	50,739
Vectrus, Inc.†	6,028	145,636

		6,267,756

Consumer Products - Misc. — 0.4%
Central Garden & Pet Co., Class A†	24,209	382,260
CSS Industries, Inc.	5,349	155,174
Helen of Troy, Ltd.†	16,312	1,686,824
Tumi Holdings, Inc.†	32,109	567,045
Wausau Paper Corp.	23,469	240,323
WD-40 Co.	8,339	823,643

		3,855,269

Containers - Metal/Glass — 0.1%
Greif, Inc., Class A	17,630	625,336

Containers - Paper/Plastic — 0.4%
AEP Industries, Inc.†	2,269	206,888
Berry Plastics Group, Inc.†	68,348	2,485,133
KapStone Paper and Packaging Corp.	48,748	1,183,114

		3,875,135

211

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc.†#	14,944	$153,176
Inter Parfums, Inc.	9,717	259,055
Revlon, Inc., Class A†	6,585	180,298

		592,529

Data Processing/Management — 0.5%
Acxiom Corp.†	44,749	1,024,752
Amber Road, Inc.†#	10,114	48,648
CommVault Systems, Inc.†	25,892	1,061,054
CSG Systems International, Inc.	18,747	669,830
Fair Isaac Corp.	17,775	1,693,069
Pegasystems, Inc.	20,464	604,507

		5,101,860

Decision Support Software — 0.1%
Castlight Health, Inc., Class B†#	19,312	77,248
Interactive Intelligence Group, Inc.†	9,904	341,292
QAD, Inc., Class A	5,854	135,871

		554,411

Diagnostic Equipment — 0.3%
Accelerate Diagnostics, Inc.†#	12,315	210,956
Affymetrix, Inc.†	44,263	419,171
BioTelemetry, Inc.†	15,485	195,266
Cepheid†	41,092	1,476,846
GenMark Diagnostics, Inc.†#	24,122	192,252
Genomic Health, Inc.†	10,183	308,749
Oxford Immunotec Global PLC†#	11,530	152,772

		2,956,012

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	23,878	467,293
OraSure Technologies, Inc.†	32,295	201,844
Quidel Corp.†	16,473	357,299

		1,026,436

Direct Marketing — 0.0%
EVINE Live, Inc.†	28,560	53,122
Harte-Hanks, Inc.	27,608	103,806

		156,928

Disposable Medical Products — 0.4%
ICU Medical, Inc.†	8,091	917,843
Merit Medical Systems, Inc.†	25,204	488,201
STERIS PLC#	34,188	2,611,279
Utah Medical Products, Inc.	2,148	121,341

		4,138,664

Distribution/Wholesale — 0.6%
Beacon Roofing Supply, Inc.†	28,406	1,214,925
Core-Mark Holding Co., Inc.	13,219	1,127,448
Essendant, Inc.	21,934	794,449
H&E Equipment Services, Inc.	17,868	357,539
Pool Corp.	24,917	2,044,191
Rentrak Corp.†#	7,264	351,505
ScanSource, Inc.†	16,383	629,435
Titan Machinery, Inc.†#	9,917	124,657
Veritiv Corp.†	4,662	184,009

		6,828,158

Diversified Financial Services — 0.0%
On Deck Capital, Inc.†#	6,629	65,959

Diversified Manufacturing Operations — 0.7%
Actuant Corp., Class A	34,093	844,143
AZZ, Inc.	14,749	878,155

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations (continued)
Barnes Group, Inc.	31,361	$1,208,026
Blount International, Inc.†	27,836	161,449
Chase Corp.	3,959	175,780
EnPro Industries, Inc.#	13,065	655,079
Fabrinet†	20,279	485,277
Federal Signal Corp.	35,791	603,436
GP Strategies Corp.†	7,471	212,251
Handy & Harman, Ltd.†	1,499	34,522
Harsco Corp.	45,844	478,611
LSB Industries, Inc.†	11,296	80,315
Lydall, Inc.†	9,740	354,731
NL Industries, Inc.†	3,899	13,880
Park-Ohio Holdings Corp.	5,024	211,008
Raven Industries, Inc.#	21,638	360,705
Standex International Corp.	7,314	653,652
Tredegar Corp.	14,343	226,046

		7,637,066

Diversified Minerals — 0.1%
United States Lime & Minerals, Inc.	1,139	59,012
US Silica Holdings, Inc.#	30,563	650,075

		709,087

Diversified Operations — 0.1%
HRG Group, Inc.†	45,017	616,283
Resource America, Inc., Class A	9,142	53,389
Tiptree Financial, Inc., Class A#	17,138	117,738

		787,410

Diversified Operations/Commercial Services — 0.1%
Civeo Corp.	61,434	119,182
Viad Corp.	11,481	354,418
Volt Information Sciences, Inc.†	5,462	45,881

		519,481

Drug Delivery Systems — 0.4%
Antares Pharma, Inc.†#	88,584	116,045
BioDelivery Sciences International, Inc.†#	26,490	162,384
Catalent, Inc.†	47,870	1,333,179
Depomed, Inc.†#	34,325	667,278
Heron Therapeutics, Inc.†#	14,108	422,535
Nektar Therapeutics†#	75,289	1,179,026
Revance Therapeutics, Inc.†#	8,956	347,582

		4,228,029

E-Commerce/Products — 0.3%
1-800-flowers.com, Inc., Class A†	14,308	110,601
Blue Nile, Inc.†	6,794	247,709
Chegg, Inc.†#	43,692	317,204
Etsy, Inc.†	11,442	106,525
FTD Cos., Inc.†	10,453	277,214
Lands’ End, Inc.†#	9,410	226,216
Overstock.com, Inc.†	6,867	90,370
Shutterfly, Inc.†	21,515	987,539
Stamps.com, Inc.†	8,162	827,300
Wayfair, Inc., Class A†#	11,484	435,358

		3,626,036

E-Commerce/Services — 0.2%
Angie’s List, Inc.†	25,076	271,072
ChannelAdvisor Corp.†	12,409	162,682
GrubHub, Inc.†#	43,039	1,103,520
Quotient Technology, Inc.†#	34,946	242,525
RetailMeNot, Inc.†	21,993	214,652
TrueCar, Inc.†#	28,012	224,936
United Online, Inc.†	8,402	96,623

		2,316,010

212

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
E-Marketing/Info — 0.2%
comScore, Inc.†	19,698	$829,286
Liquidity Services, Inc.†	13,788	94,034
Marketo, Inc.†	19,917	602,887
New Media Investment Group, Inc.	25,572	465,666
QuinStreet, Inc.†	20,367	99,595
Rocket Fuel, Inc.†#	15,112	52,741
Rubicon Project, Inc.†	14,697	216,781

		2,360,990

E-Services/Consulting — 0.0%
Perficient, Inc.†	20,284	354,564

Educational Software — 0.0%
2U, Inc.†#	13,715	330,806

Electric Products - Misc. — 0.1%
Graham Corp.	5,797	104,114
Littelfuse, Inc.	12,923	1,402,921

		1,507,035

Electric - Distribution — 0.2%
EnerNOC, Inc.†#	15,498	66,021
Genie Energy, Ltd.#	7,169	81,942
Spark Energy, Inc., Class A#	1,722	31,099
UIL Holdings Corp.	32,409	1,647,998

		1,827,060

Electric - Generation — 0.1%
Atlantic Power Corp.#	69,776	139,552
Talen Energy Corp.†	47,767	372,105

		511,657

Electric - Integrated — 1.4%
ALLETE, Inc.	27,907	1,421,862
Ameresco, Inc., Class A†	11,484	78,436
Avista Corp.	35,648	1,233,777
Black Hills Corp.	25,657	1,101,199
Cleco Corp.	34,621	1,734,858
El Paso Electric Co.	23,122	893,665
Empire District Electric Co.	24,959	568,317
IDACORP, Inc.	28,820	1,960,913
MGE Energy, Inc.	19,845	862,662
NorthWestern Corp.	26,927	1,468,329
Otter Tail Corp.	21,457	571,400
PNM Resources, Inc.	45,596	1,322,284
Portland General Electric Co.	44,847	1,655,751
Unitil Corp.	7,995	280,864

		15,154,317

Electronic Components - Misc. — 0.8%
AVX Corp.	26,448	356,783
Bel Fuse, Inc., Class B	5,929	122,849
Benchmark Electronics, Inc.†	29,995	643,693
CTS Corp.	19,003	360,677
GSI Group, Inc.†	19,695	282,229
Kimball Electronics, Inc.†	16,699	191,371
Knowles Corp.†#	48,720	802,418
Methode Electronics, Inc.	21,952	792,028
NVE Corp.	2,781	165,636
OSI Systems, Inc.†	11,340	1,061,764
Plexus Corp.†	19,237	715,616
Rogers Corp.†	10,662	590,995
Sanmina Corp.†	47,298	1,072,246
Sparton Corp.†	5,673	120,381
Stoneridge, Inc.†	16,038	234,636
Vishay Intertechnology, Inc.	77,530	924,158
Vishay Precision Group, Inc.†	7,213	86,772

Security Description	Shares	Value (Note 2)

Electronic Components - Misc. (continued)
ZAGG, Inc.†	16,902	$174,429

		8,698,681

Electronic Components - Semiconductors — 2.1%
Advanced Micro Devices, Inc.†#	364,120	859,323
Alpha & Omega Semiconductor, Ltd.†	12,541	122,149
Ambarella, Inc.†#	17,933	1,126,372
Amkor Technology, Inc.†	56,621	385,023
Applied Micro Circuits Corp.†	46,350	339,282
Cavium, Inc.†	31,659	2,124,635
CEVA, Inc.†	11,796	299,500
Diodes, Inc.†	21,462	499,850
DSP Group, Inc.†	12,799	133,494
EMCORE Corp.†	14,220	103,095
Fairchild Semiconductor International, Inc.†	66,650	1,302,341
Inphi Corp.†	21,921	704,760
Integrated Silicon Solution, Inc.	18,182	416,186
Intersil Corp., Class A	75,463	1,092,704
InvenSense, Inc.†#	44,346	513,970
IXYS Corp.	14,205	180,830
Kopin Corp.†	38,064	109,244
Lattice Semiconductor Corp.†	66,862	420,562
Microsemi Corp.†	54,482	1,961,897
Monolithic Power Systems, Inc.	22,628	1,546,171
OmniVision Technologies, Inc.†	33,262	971,250
PMC-Sierra, Inc.†	99,861	1,181,356
QLogic Corp.†	49,950	644,355
Rambus, Inc.†#	66,101	788,585
Rovi Corp.†	50,612	597,728
Semtech Corp.†	38,003	763,860
Silicon Laboratories, Inc.†	24,449	1,322,935
Synaptics, Inc.†	21,084	1,892,711

		22,404,168

Electronic Design Automation — 0.1%
Mentor Graphics Corp.	57,248	1,072,255

Electronic Measurement Instruments — 0.2%
Badger Meter, Inc.#	8,288	504,159
ESCO Technologies, Inc.	14,935	585,900
FARO Technologies, Inc.†	9,949	299,365
Itron, Inc.†	22,011	791,296
Mesa Laboratories, Inc.	1,653	178,855

		2,359,575

Electronic Parts Distribution — 0.1%
Tech Data Corp.†	20,977	1,419,094

Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	4,229	184,977
TASER International, Inc.†#	30,596	572,145

		757,122

Energy - Alternate Sources — 0.2%
Clean Energy Fuels Corp.†#	40,762	191,989
Enphase Energy, Inc.†#	15,784	26,359
FuelCell Energy, Inc.†#	143,517	124,027
FutureFuel Corp.	13,971	200,065
Green Plains, Inc.	21,723	514,618
Pacific Ethanol, Inc.†#	14,115	70,434
Pattern Energy Group, Inc.#	29,596	530,064
Plug Power, Inc.†#	99,282	218,420
Renewable Energy Group, Inc.†	25,150	226,602
REX American Resources Corp.†	3,784	237,824
Solazyme, Inc.†#	45,833	151,249
Vivint Solar, Inc.†#	11,828	95,689

		2,587,340

213

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Engineering/R&D Services — 0.3%
Argan, Inc.	7,422	$291,759
EMCOR Group, Inc.	35,885	1,808,604
Exponent, Inc.	14,873	767,893
Mistras Group, Inc.†	9,592	206,516
VSE Corp.	2,381	147,122

		3,221,894

Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.	25,530	486,091
Power Solutions International, Inc.†#	2,662	62,664

		548,755

Enterprise Software/Service — 1.5%
Actua Corp.†	23,237	269,317
American Software, Inc., Class A	14,263	147,622
Benefitfocus, Inc.†#	4,512	182,826
Guidewire Software, Inc.†	40,163	2,382,871
Hortonworks, Inc.†#	4,334	73,635
ManTech International Corp., Class A	13,872	464,573
MedAssets, Inc.†	34,555	1,041,142
MicroStrategy, Inc., Class A†	5,316	921,635
MobileIron, Inc.†#	22,260	96,608
Model N, Inc.†	11,979	139,436
Omnicell, Inc.†	20,749	625,790
OPOWER, Inc.†#	14,966	140,531
Proofpoint, Inc.†#	22,566	1,654,314
PROS Holdings, Inc.†	13,680	336,391
Qlik Technologies, Inc.†	52,282	1,663,090
Sapiens International Corp. NV	13,673	148,762
SPS Commerce, Inc.†	9,461	703,142
SYNNEX Corp.	16,457	1,551,401
TubeMogul, Inc.†#	7,995	98,978
Tyler Technologies, Inc.†	19,275	3,439,431

		16,081,495

Entertainment Software — 0.2%
Glu Mobile, Inc.†#	68,883	232,825
Take-Two Interactive Software, Inc.†	48,433	1,713,075

		1,945,900

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	34,494	958,588
TRC Cos., Inc.†	9,789	104,253

		1,062,841

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	16,768	786,419

Extended Service Contracts — 0.0%
James River Group Holdings, Ltd.	6,297	202,134

Filtration/Separation Products — 0.1%
CLARCOR, Inc.	28,713	1,516,908

Finance - Commercial — 0.0%
NewStar Financial, Inc.†	13,828	133,164

Finance - Consumer Loans — 0.3%
Encore Capital Group, Inc.†#	14,899	491,220
Enova International, Inc.†	14,922	112,213
Nelnet, Inc., Class A	13,586	448,338
Ocwen Financial Corp.†	61,498	438,481
PRA Group, Inc.†#	27,660	1,142,634
Regional Management Corp.†	6,171	96,885
World Acceptance Corp.†#	4,312	186,020

		2,915,791

Security Description	Shares	Value (Note 2)

Finance - Credit Card — 0.1%
Blackhawk Network Holdings, Inc.†	31,081	$1,471,685

Finance - Investment Banker/Broker — 0.6%
Cowen Group, Inc., Class A†#	63,770	302,907
Diamond Hill Investment Group, Inc.	1,712	376,965
Evercore Partners, Inc., Class A	19,815	1,100,327
GAIN Capital Holdings, Inc.	18,472	152,579
Greenhill & Co., Inc.	16,764	444,414
INTL. FCStone, Inc.†	8,609	306,308
Investment Technology Group, Inc.	19,593	393,231
KCG Holdings, Inc., Class A†	24,853	320,852
Ladenburg Thalmann Financial Services, Inc.†	60,298	189,939
Moelis & Co.	10,070	297,166
Oppenheimer Holdings, Inc., Class A	5,932	106,183
Piper Jaffray Cos.†	9,145	370,647
RCS Capital Corp., Class A†#	28,190	15,504
Stifel Financial Corp.†	38,858	1,762,599
Virtu Financial, Inc., Class A	10,883	242,147

		6,381,768

Finance - Leasing Companies — 0.1%
Aircastle, Ltd.	35,721	748,712
Marlin Business Services Corp.	4,967	86,823

		835,535

Finance - Mortgage Loan/Banker — 0.3%
Arlington Asset Investment Corp., Class A#	13,087	182,171
Ellie Mae, Inc.†	16,832	1,074,555
Federal Agricultural Mtg. Corp., Class C	5,994	179,640
FNFV Group†	45,807	512,580
Impac Mortgage Holdings, Inc.†#	4,934	92,216
Nationstar Mtg. Holdings, Inc.†#	22,489	306,300
PennyMac Financial Services, Inc., Class A†	7,578	122,991
PHH Corp.†	28,425	482,372
Stonegate Mtg. Corp.†#	8,335	43,759
Walter Investment Management Corp.†#	21,599	314,050

		3,310,634

Finance - Other Services — 0.4%
BGC Partners, Inc., Class A	104,888	952,908
JG Wentworth Co.†#	8,296	15,762
MarketAxess Holdings, Inc.	21,364	2,281,248
WageWorks, Inc.†	20,456	870,198

		4,120,116

Financial Guarantee Insurance — 0.4%
MBIA, Inc.†	89,360	587,095
MGIC Investment Corp.†	194,420	1,854,767
NMI Holdings, Inc., Class A†	28,525	210,800
Radian Group, Inc.	109,575	1,561,443

		4,214,105

Firearms & Ammunition — 0.1%
Smith & Wesson Holding Corp.†	30,776	564,432
Sturm Ruger & Co., Inc.	10,700	557,470

		1,121,902

Food - Canned — 0.2%
Seneca Foods Corp., Class A†	4,648	128,006
TreeHouse Foods, Inc.†	24,543	2,121,988

		2,249,994

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	10,666	341,845

214

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Dairy Products — 0.1%
Dean Foods Co.	54,013	$1,013,284
Lifeway Foods, Inc.†	2,719	29,909

		1,043,193

Food - Flour & Grain — 0.3%
Post Holdings, Inc.†	31,394	2,182,511
Seaboard Corp.†	150	495,000

		2,677,511

Food - Misc./Diversified — 0.8%
B&G Foods, Inc.	33,177	1,253,427
Boulder Brands, Inc.†#	31,298	342,087
Cal-Maine Foods, Inc.#	17,927	977,201
Darling Ingredients, Inc.†	94,577	1,035,618
Diamond Foods, Inc.†	15,080	610,438
Inventure Foods, Inc.†#	11,191	84,604
J&J Snack Foods Corp.	8,523	994,464
John B. Sanfilippo & Son, Inc.	4,760	273,938
Lancaster Colony Corp.	10,601	1,232,472
Senomyx, Inc.†#	25,079	116,116
Snyder’s-Lance, Inc.	27,959	1,036,440

		7,956,805

Food - Retail — 0.3%
Fairway Group Holdings Corp.†#	11,777	9,804
Fresh Market, Inc.†#	24,671	591,611
Ingles Markets, Inc., Class A	7,636	415,933
Smart & Final Stores, Inc.†	13,897	244,170
SUPERVALU, Inc.†	149,856	1,007,032
Village Super Market, Inc., Class A	4,099	106,164
Weis Markets, Inc.	6,306	261,258

		2,635,972

Food - Wholesale/Distribution — 0.3%
Calavo Growers, Inc.	8,432	477,083
Chefs’ Warehouse, Inc.†#	10,792	211,307
Fresh Del Monte Produce, Inc.	19,076	833,812
SpartanNash Co.	21,530	465,479
United Natural Foods, Inc.†	28,664	1,258,636

		3,246,317

Footwear & Related Apparel — 0.4%
Crocs, Inc.†	44,067	490,245
Deckers Outdoor Corp.†#	19,788	968,425
Iconix Brand Group, Inc.†#	27,325	192,368
Steven Madden, Ltd.†	32,216	1,027,690
Weyco Group, Inc.	3,762	103,117
Wolverine World Wide, Inc.	59,085	1,074,756

		3,856,601

Forestry — 0.0%
Deltic Timber Corp.	6,290	412,372

Funeral Services & Related Items — 0.1%
Carriage Services, Inc.	9,315	229,987
Matthews International Corp., Class A	18,869	1,128,555

		1,358,542

Gambling (Non-Hotel) — 0.2%
Caesars Acquisition Co., Class A†	26,464	209,065
Isle of Capri Casinos, Inc.†	12,656	233,377
Pinnacle Entertainment, Inc.†	34,644	1,135,977

		1,578,419

Gas - Distribution — 1.2%
Chesapeake Utilities Corp.	8,716	464,476
Laclede Group, Inc.	24,797	1,447,153

Security Description	Shares	Value (Note 2)

Gas - Distribution (continued)
New Jersey Resources Corp.	48,989	$1,472,119
Northwest Natural Gas Co.	15,646	763,525
ONE Gas, Inc.	30,106	1,467,668
Piedmont Natural Gas Co., Inc.	45,096	2,622,332
South Jersey Industries, Inc.	39,168	899,297
Southwest Gas Corp.	26,814	1,503,729
WGL Holdings, Inc.	28,466	1,755,214

		12,395,513

Golf — 0.0%
Callaway Golf Co.	44,684	450,415

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	7,194	78,415
US Ecology, Inc.	12,398	469,140

		547,555

Health Care Cost Containment — 0.1%
CorVel Corp.†	4,924	190,805
ExamWorks Group, Inc.†	23,664	625,203
HealthEquity, Inc.†	20,763	685,179

		1,501,187

Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†#	10,113	104,265
Unilife Corp.†#	66,282	49,360

		153,625

Heart Monitors — 0.0%
HeartWare International, Inc.†#	9,878	472,761

Home Furnishings — 0.3%
American Woodmark Corp.†	7,347	602,527
Bassett Furniture Industries, Inc.	6,157	193,083
Ethan Allen Interiors, Inc.	14,558	412,865
Flexsteel Industries, Inc.	3,360	161,213
Hooker Furniture Corp.	6,189	169,579
La-Z-Boy, Inc.	29,302	785,587
Select Comfort Corp.†	29,938	707,135

		3,031,989

Hotels/Motels — 0.3%
Belmond, Ltd., Class A†	55,456	560,105
Diamond Resorts International, Inc.†#	23,842	670,199
Interval Leisure Group, Inc.	22,403	349,935
La Quinta Holdings, Inc.†	53,601	803,479
Marcus Corp.	10,510	209,149
Morgans Hotel Group Co.†	15,520	48,733

		2,641,600

Housewares — 0.1%
Libbey, Inc.	12,504	313,725
Lifetime Brands, Inc.	6,162	85,714
NACCO Industries, Inc., Class A	2,370	100,156

		499,595

Human Resources — 0.9%
AMN Healthcare Services, Inc.†	27,223	803,079
Barrett Business Services, Inc.	4,088	182,529
CDI Corp.	8,176	55,924
Cross Country Healthcare, Inc.†	18,413	336,037
Heidrick & Struggles International, Inc.	10,487	302,655
Insperity, Inc.	11,090	478,644
Kelly Services, Inc., Class A	17,033	286,665
Kforce, Inc.	14,117	380,312
Korn/Ferry International	28,858	1,061,974
Monster Worldwide, Inc.†	52,093	335,479

215

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Human Resources (continued)
On Assignment, Inc.†	29,610	$1,382,195
Patriot National, Inc.†	4,760	69,401
Paylocity Holding Corp.†	8,864	389,484
Resources Connection, Inc.	21,508	392,521
Team Health Holdings, Inc.†	41,225	2,273,147
TriNet Group, Inc.†	23,560	465,310
TrueBlue, Inc.†	24,008	703,194

		9,898,550

Identification Systems — 0.1%
Brady Corp., Class A	27,347	721,687
Checkpoint Systems, Inc.	24,082	151,476
Imprivata, Inc.†	5,213	62,139

		935,302

Import/Export — 0.0%
Castle Brands, Inc.†#	38,115	50,312

Independent Power Producers — 0.3%
Abengoa Yield PLC#	28,079	406,584
Dynegy, Inc.†	73,356	1,182,499
NRG Yield, Inc., Class A#	19,753	268,443
NRG Yield, Inc., Class C#	19,798	279,944
Ormat Technologies, Inc.	21,292	782,481

		2,919,951

Industrial Audio & Video Products — 0.1%
IMAX Corp.†	34,574	1,309,663

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	3,743	99,751

Instruments - Controls — 0.3%
Allied Motion Technologies, Inc.	3,573	85,323
Control4 Corp.†#	11,923	86,799
Watts Water Technologies, Inc., Class A	16,125	895,099
Woodward, Inc.	37,392	1,885,679

		2,952,900

Instruments - Scientific — 0.2%
FEI Co.	23,790	1,903,438
Fluidigm Corp.†	16,477	187,343

		2,090,781

Insurance Brokers — 0.0%
Crawford & Co., Class B	16,276	97,331
eHealth, Inc.†	10,252	132,763

		230,094

Insurance - Life/Health — 0.7%
American Equity Investment Life Holding Co.	44,110	1,182,589
CNO Financial Group, Inc.	112,734	2,280,609
FBL Financial Group, Inc., Class A	5,504	376,033
Fidelity & Guaranty Life	6,444	165,482
Independence Holding Co.	4,037	61,080
Kansas City Life Insurance Co.	2,112	105,431
National Western Life Group, Inc., Class A	1,276	335,907
Primerica, Inc.	29,395	1,506,200
Symetra Financial Corp.	42,991	1,353,357
Trupanion, Inc.†#	9,351	76,491

		7,443,179

Insurance - Multi-line — 0.2%
Citizens, Inc.†#	28,095	260,721
Horace Mann Educators Corp.	23,550	822,601
Kemper Corp.	24,897	1,023,516
United Fire Group, Inc.	11,589	463,908

		2,570,746

Security Description	Shares	Value (Note 2)

Insurance - Property/Casualty — 1.2%
Ambac Financial Group, Inc.†	25,762	$434,863
AMERISAFE, Inc.	10,864	584,918
Atlas Financial Holdings, Inc.†	5,942	124,604
Baldwin & Lyons, Inc., Class B	5,378	126,114
Donegal Group, Inc., Class A	4,876	67,874
EMC Insurance Group, Inc.	6,000	156,720
Employers Holdings, Inc.	18,256	500,397
Enstar Group, Ltd.†	5,202	801,680
Federated National Holding Co.	8,113	231,951
First American Financial Corp.	62,050	2,447,252
Global Indemnity PLC†	4,753	139,453
Hallmark Financial Services, Inc.†	8,092	103,173
HCI Group, Inc.#	4,907	192,011
Heritage Insurance Holdings, Inc.†	14,138	317,539
Infinity Property & Casualty Corp.	6,563	561,136
National General Holdings Corp.	20,415	447,293
National Interstate Corp.	4,081	106,677
Navigators Group, Inc.†	6,072	523,771
OneBeacon Insurance Group, Ltd., Class A	13,001	180,194
RLI Corp.	24,723	1,500,686
Safety Insurance Group, Inc.	8,639	483,870
Selective Insurance Group, Inc.	32,599	1,124,991
State Auto Financial Corp.	8,580	199,142
Stewart Information Services Corp.	13,137	569,358
Third Point Reinsurance, Ltd.†	48,316	686,570
United Insurance Holdings Corp.	9,811	185,820
Universal Insurance Holdings, Inc.#	18,334	362,097

		13,160,154

Insurance - Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	15,990	1,015,845
Essent Group, Ltd.†	31,816	786,492
Greenlight Capital Re, Ltd., Class A†	16,556	341,219
Maiden Holdings, Ltd.	28,954	446,181
State National Cos., Inc.	17,882	180,787

		2,770,524

Internet Application Software — 0.2%
Bazaarvoice, Inc.†	34,925	161,703
Box, Inc., Class A†#	7,396	103,544
Connecture, Inc.†#	3,802	13,573
Intralinks Holdings, Inc.†	23,003	235,321
Lionbridge Technologies, Inc.†	36,828	195,188
RealNetworks, Inc.†	13,274	54,954
Textura Corp.†#	11,329	273,595
VirnetX Holding Corp.†#	25,913	67,374
Zendesk, Inc.†	30,763	787,841

		1,893,093

Internet Connectivity Services — 0.1%
Boingo Wireless, Inc.†	20,966	138,795
Cogent Communications Holdings, Inc.	26,360	884,641
Internap Corp.†	31,466	225,926

		1,249,362

Internet Content - Entertainment — 0.1%
Global Eagle Entertainment, Inc.†	26,534	287,363
Limelight Networks, Inc.†	34,838	58,876
Shutterstock, Inc.†#	11,238	407,603

		753,842

Internet Content - Information/News — 0.2%
Bankrate, Inc.†	38,198	556,927
DHI Group, Inc.†	25,449	237,185
HealthStream, Inc.†	14,452	347,137
MaxPoint Interactive, Inc.†	3,922	6,354

216

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Internet Content - Information/News (continued)
Reis, Inc.	4,876	$122,046
Travelzoo, Inc.†	3,985	33,872
WebMD Health Corp.†	21,632	984,040
XO Group, Inc.†	15,142	254,991

		2,542,552

Internet Incubators — 0.0%
ModusLink Global Solutions, Inc.†#	21,605	58,981
Safeguard Scientifics, Inc.†	11,854	193,102

		252,083

Internet Security — 0.1%
Corindus Vascular Robotics, Inc.†#	12,885	41,232
VASCO Data Security International, Inc.†#	16,801	313,843
Zix Corp.†	32,926	184,715

		539,790

Internet Telephone — 0.4%
8x8, Inc.†	50,461	595,440
j2 Global, Inc.	27,595	2,220,570
RingCentral, Inc.†	30,671	702,672
TeleCommunication Systems, Inc., Class A†	28,751	141,455

		3,660,137

Investment Companies — 0.0%
6D Global Technologies, Inc.†#(8)	11,326	32,959
Acacia Research Corp.	29,223	172,708
Real Industry, Inc.†	14,011	144,033

		349,700

Investment Management/Advisor Services — 0.5%
Altisource Asset Management Corp.†#	517	8,768
Ashford, Inc.†	615	38,025
Calamos Asset Management, Inc., Class A	10,199	96,993
CIFC Corp.#	3,467	24,269
Cohen & Steers, Inc.	11,606	359,322
Financial Engines, Inc.#	29,681	1,069,406
GAMCO Investors, Inc., Class A	3,614	236,681
Janus Capital Group, Inc.	84,046	1,327,086
Medley Management, Inc.#	3,432	20,420
OM Asset Management PLC	14,095	228,480
Pzena Investment Management, Inc., Class A	7,194	69,782
Virtus Investment Partners, Inc.	3,919	533,925
Westwood Holdings Group, Inc.	4,409	257,265
WisdomTree Investments, Inc.#	65,313	1,420,558
ZAIS Group Holdings, Inc.†	2,168	21,680

		5,712,660

Lasers - System/Components — 0.2%
Applied Optoelectronics, Inc.†#	8,553	160,369
Coherent, Inc.†	13,642	926,564
II-VI, Inc.†	30,019	558,954
Newport Corp.†	22,808	378,385
Rofin-Sinar Technologies, Inc.†	16,121	463,317

		2,487,589

Leisure Games — 0.0%
Intrawest Resorts Holdings, Inc.†	10,330	95,036

Leisure Products — 0.0%
Escalade, Inc.	5,708	68,496
Johnson Outdoors, Inc., Class A	2,894	69,456
Marine Products Corp.	6,116	42,934

		180,886

Security Description	Shares	Value (Note 2)

Lighting Products & Systems — 0.1%
Universal Display Corp.†	23,020	$1,209,931

Linen Supply & Related Items — 0.2%
G&K Services, Inc., Class A	11,444	762,971
UniFirst Corp.	8,505	923,473

		1,686,444

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.	10,849	437,215
Hyster-Yale Materials Handling, Inc.	5,428	313,901

		751,116

Machinery - Electrical — 0.1%
Franklin Electric Co., Inc.	27,263	889,046

Machinery - Farming — 0.1%
Alamo Group, Inc.	5,539	316,720
Lindsay Corp.#	6,759	471,508

		788,228

Machinery - General Industrial — 0.4%
Albany International Corp., Class A	16,203	631,269
Altra Industrial Motion Corp.	15,115	423,522
Applied Industrial Technologies, Inc.	22,988	980,438
Chart Industries, Inc.†	17,484	372,934
DXP Enterprises, Inc.†	7,206	235,997
Kadant, Inc.	6,277	271,857
Tennant Co.	10,534	655,952
Twin Disc, Inc.	4,786	55,278
Xerium Technologies, Inc.†	6,302	73,355

		3,700,602

Machinery - Material Handling — 0.0%
Columbus McKinnon Corp.	11,488	237,112

Machinery - Pumps — 0.0%
Gorman-Rupp Co.	10,907	350,224

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.†	34,575	156,625

Medical Imaging Systems — 0.1%
Analogic Corp.	7,102	593,372
iRadimed Corp.†#	1,610	49,926

		643,298

Medical Information Systems — 0.2%
Computer Programs & Systems, Inc.#	6,478	315,608
Everyday Health, Inc.†	12,359	76,008
Medidata Solutions, Inc.†	31,642	1,450,153
Press Ganey Holdings, Inc.†	5,859	189,187
Quality Systems, Inc.	28,598	464,717

		2,495,673

Medical Instruments — 0.8%
Abaxis, Inc.	12,902	685,999
AngioDynamics, Inc.†	14,437	171,800
AtriCure, Inc.†	16,240	348,835
Cardiovascular Systems, Inc.†#	18,151	290,416
CONMED Corp.	15,798	671,415
CryoLife, Inc.	14,595	158,502
Endologix, Inc.†#	38,592	392,867
Entellus Medical, Inc.†	3,093	53,942
Integra LifeSciences Holdings Corp.†	14,661	919,391
LivaNova PLC†	14,902	891,885
Natus Medical, Inc.†	18,870	920,479
Navidea Biopharmaceuticals, Inc.†#	86,282	129,423
NuVasive, Inc.†	27,680	1,443,235

217

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Instruments (continued)
Spectranetics Corp.†#	24,265	$335,585
SurModics, Inc.†	7,448	156,855
TransEnterix, Inc.†#	19,898	52,332
Vascular Solutions, Inc.†	9,882	351,206

		7,974,167

Medical Labs & Testing Services — 0.0%
Invitae Corp.†#	4,189	32,213

Medical Laser Systems — 0.1%
Cutera, Inc.†	8,289	117,870
Cynosure, Inc., Class A†	12,686	533,573

		651,443

Medical Products — 1.6%
ABIOMED, Inc.†	23,892	1,948,870
Accuray, Inc.†#	45,215	318,314
Atrion Corp.	813	342,192
Cantel Medical Corp.	19,664	1,274,817
Cerus Corp.†#	54,593	309,542
Exactech, Inc.†	5,835	102,288
Globus Medical, Inc., Class A†	39,288	1,065,883
Greatbatch, Inc.†	14,607	847,790
Haemonetics Corp.†	29,585	953,820
Halyard Health, Inc.†	26,639	852,182
Hanger, Inc.†	20,202	314,545
Intersect ENT, Inc.†#	8,025	158,173
Invacare Corp.	18,528	369,078
InVivo Therapeutics Holdings Corp.†#	15,205	146,728
K2M Group Holdings, Inc.†	10,084	203,798
LDR Holding Corp.†	13,294	359,204
LeMaitre Vascular, Inc.	6,801	104,939
Luminex Corp.†	24,628	529,995
Medgenics, Inc.†	9,633	66,660
MiMedx Group, Inc.†#	62,183	557,160
NanoString Technologies, Inc.†#	7,298	111,222
Nevro Corp.†#	8,680	524,098
NxStage Medical, Inc.†	36,199	706,243
Orthofix International NV†	10,742	424,954
Rockwell Medical, Inc.†#	28,776	349,053
SeaSpine Holdings Corp.†	4,887	80,538
Sientra, Inc.†	3,841	18,590
T2 Biosystems, Inc.†#	5,203	61,343
West Pharmaceutical Services, Inc.	41,185	2,596,714
Wright Medical Group NV†	51,086	1,094,262
Zeltiq Aesthetics, Inc.†#	18,443	560,298

		17,353,293

Medical - Biomedical/Gene — 3.7%
Abeona Therapeutics, Inc.†#	5,914	27,500
Acceleron Pharma, Inc.†	12,427	532,745
Achillion Pharmaceuticals, Inc.†#	67,294	685,053
Acorda Therapeutics, Inc.†#	24,495	935,464
Aduro Biotech, Inc.†#	4,779	148,101
Advaxis, Inc.†#	17,350	209,414
Aegerion Pharmaceuticals, Inc.†#	14,354	146,985
Affimed NV†#	8,756	65,320
Agenus, Inc.†#	43,730	223,460
Alder Biopharmaceuticals, Inc.†	11,780	438,923
AMAG Pharmaceuticals, Inc.†	17,478	465,264
ANI Pharmaceuticals, Inc.†#	4,511	197,672
Applied Genetic Technologies Corp.†	5,035	85,796
Aratana Therapeutics, Inc.†	16,967	99,427
Ardelyx, Inc.†	6,850	133,986
Arena Pharmaceuticals, Inc.†#	138,551	331,137
ARIAD Pharmaceuticals, Inc.†#	95,838	614,322

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Assembly Biosciences, Inc.†#	8,212	$80,724
Asterias Biotherapeutics, Inc.†#	5,981	28,709
Atara Biotherapeutics, Inc.†#	8,295	325,993
Avalanche Biotechnologies, Inc.†#	11,190	117,271
Bellicum Pharmaceuticals, Inc.†#	4,735	109,047
BioCryst Pharmaceuticals, Inc.†	41,513	440,453
BioTime, Inc.†#	29,810	104,931
Blueprint Medicines Corp.†#	5,363	124,207
Cambrex Corp.†	17,923	961,210
Celldex Therapeutics, Inc.†#	56,374	1,015,296
Cellular Biomedicine Group, Inc.†	5,632	129,367
ChemoCentryx, Inc.†#	16,013	120,898
Coherus Biosciences, Inc.†#	13,499	409,965
Corium International, Inc.†#	4,974	40,787
CTI BioPharma Corp.†#	94,181	115,843
Curis, Inc.†	63,665	174,442
Cytokinetics, Inc.†	19,858	234,722
CytRx Corp.†#	31,898	99,841
Dermira, Inc.†	7,354	226,577
Dynavax Technologies Corp.†	16,774	467,827
Emergent BioSolutions, Inc.†	17,376	654,554
Endocyte, Inc.†#	21,488	99,489
Epizyme, Inc.†#	16,627	267,861
Esperion Therapeutics, Inc.†#	7,511	213,388
Exact Sciences Corp.†#	50,897	462,654
Exelixis, Inc.†#	112,212	641,853
Fibrocell Science, Inc.†#	14,059	82,948
Five Prime Therapeutics, Inc.†	12,312	473,396
Foundation Medicine, Inc.†#	6,823	116,059
Galena Biopharma, Inc.†#	92,571	138,856
Genocea Biosciences, Inc.†#	10,636	68,070
Geron Corp.†#	90,494	461,519
Halozyme Therapeutics, Inc.†	60,715	1,080,727
Harvard Bioscience, Inc.†	19,149	60,702
Idera Pharmaceuticals, Inc.†#	48,927	189,837
ImmunoGen, Inc.†	49,335	669,476
Immunomedics, Inc.†#	55,219	181,671
Infinity Pharmaceuticals, Inc.†#	28,073	247,604
Inovio Pharmaceuticals, Inc.†#	41,106	304,595
Insmed, Inc.†	35,206	574,210
Karyopharm Therapeutics, Inc.†#	13,220	247,214
Kite Pharma, Inc.†#	16,508	1,359,764
Lexicon Pharmaceuticals, Inc.†#	23,781	327,227
Ligand Pharmaceuticals, Inc.†	10,042	1,075,297
Lion Biotechnologies, Inc.†#	25,777	187,657
Loxo Oncology, Inc.†	4,455	146,703
MacroGenics, Inc.†	16,098	556,669
Medicines Co.†#	37,912	1,592,683
Merrimack Pharmaceuticals, Inc.†#	62,981	592,651
Momenta Pharmaceuticals, Inc.†	34,969	624,546
Myriad Genetics, Inc.†	39,756	1,729,386
NeoGenomics, Inc.†	30,646	244,249
NewLink Genetics Corp.†#	11,906	435,760
Novavax, Inc.†#	153,429	1,313,352
Ocata Therapeutics, Inc.†#	20,417	175,178
Omeros Corp.†#	21,656	343,248
OncoMed Pharmaceuticals, Inc.†#	9,682	221,234
Oncothyreon, Inc.†	58,560	207,888
Organovo Holdings, Inc.†#	46,646	158,130
Otonomy, Inc.†#	8,456	223,154
OvaScience, Inc.†#	13,436	126,701
Pacific Biosciences of California, Inc.†#	34,670	354,674
Paratek Pharmaceuticals, Inc.†#	6,980	144,277
PDL BioPharma, Inc.#	93,931	355,529
Peregrine Pharmaceuticals, Inc.†#	107,808	139,072

218

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Pfenex, Inc.†	9,339	$144,007
Prothena Corp. PLC†	17,909	1,263,301
PTC Therapeutics, Inc.†#	19,376	582,055
Repligen Corp.†	18,805	534,626
Retrophin, Inc.†	20,013	447,291
Rigel Pharmaceuticals, Inc.†	50,456	165,496
RTI Surgical, Inc.†	32,835	128,713
Sage Therapeutics, Inc.†#	7,892	378,185
Sangamo BioSciences, Inc.†#	39,831	329,801
Second Sight Medical Products, Inc.†#	6,766	34,236
Sequenom, Inc.†#	67,602	120,332
Spark Therapeutics, Inc.†#	4,609	266,354
Spectrum Pharmaceuticals, Inc.†#	38,350	230,100
Stemline Therapeutics, Inc.†	8,943	73,690
Theravance Biopharma, Inc.†	14,598	274,004
Theravance, Inc.#	48,740	450,845
Tobira Therapeutics, Inc.†#	1,378	18,465
Tokai Pharmaceuticals, Inc.†#	5,428	62,422
Trius Therapeutics, Inc. CVR(1)(2)	24,953	0
Trovagene, Inc.†#	13,999	90,434
Ultragenyx Pharmaceutical, Inc.†	20,552	2,020,673
Veracyte, Inc.†#	7,718	55,492
Verastem, Inc.†#	18,493	41,979
Versartis, Inc.†	12,877	162,894
XBiotech, Inc.†	2,309	17,248
XOMA Corp.†#	52,182	69,402
Zeneca, Inc. CVR(1)(2)	3,950	2,429
ZIOPHARM Oncology, Inc.†#	65,653	858,741

		39,363,606

Medical - Drugs — 2.5%
ACADIA Pharmaceuticals, Inc.†	45,623	1,731,393
Adamas Pharmaceuticals, Inc.†	5,950	95,021
Aerie Pharmaceuticals, Inc.†#	11,743	322,228
Agile Therapeutics, Inc.†#	5,959	53,154
Alimera Sciences, Inc.†#	17,409	53,620
Amicus Therapeutics, Inc.†	55,194	592,232
Anacor Pharmaceuticals, Inc.†	23,459	2,738,369
Anthera Pharmaceuticals, Inc.†#	20,502	116,656
Array BioPharma, Inc.†#	80,748	319,762
BioSpecifics Technologies Corp.†	2,819	136,581
Carbylan Therapeutics, Inc.†	7,022	28,018
Catalyst Pharmaceuticals, Inc.†	43,121	117,074
Cempra, Inc.†#	18,215	581,241
Chimerix, Inc.†	23,651	955,500
Cidara Therapeutics, Inc.†#	2,757	42,513
Clovis Oncology, Inc.†#	14,236	447,722
Collegium Pharmaceutical, Inc.†	3,818	72,504
Corcept Therapeutics, Inc.†#	35,429	187,065
Dicerna Pharmaceuticals, Inc.†#	8,648	115,537
Durata Therapeutics CVR(1)(2)	9,546	0
Durect Corp.†	64,357	151,883
Eagle Pharmaceuticals, Inc.†#	4,911	450,044
Enanta Pharmaceuticals, Inc.†#	9,164	288,666
FibroGen, Inc.†	27,394	814,698
Foamix Pharmaceuticals, Ltd.†#	12,948	103,455
Furiex Pharmaceuticals CVR(1)(2)	4,550	0
Ignyta, Inc.†#	10,505	154,423
Immune Design Corp.†#	6,479	135,605
Insys Therapeutics, Inc.†#	13,468	429,090
Intra-Cellular Therapies, Inc.†	12,421	662,412
Ironwood Pharmaceuticals, Inc.†#	72,091	879,510
Keryx Biopharmaceuticals, Inc.†#	59,302	342,173
Lannett Co., Inc.†#	15,184	561,201
Ophthotech Corp.†	13,564	862,263

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Orexigen Therapeutics, Inc.†#	58,572	$139,987
Pacira Pharmaceuticals, Inc.†#	20,861	1,350,750
Pernix Therapeutics Holdings, Inc.†#	24,924	74,772
PharMerica Corp.†	17,395	591,778
POZEN, Inc.†	16,595	125,956
PRA Health Sciences, Inc.†	11,388	515,649
Prestige Brands Holdings, Inc.†	29,936	1,523,443
Progenics Pharmaceuticals, Inc.†#	39,867	267,906
Radius Health, Inc.†	16,747	1,018,385
Raptor Pharmaceutical Corp.†#	46,069	291,156
Regulus Therapeutics, Inc.†#	16,193	163,064
Relypsa, Inc.†#	18,661	420,059
Sagent Pharmaceuticals, Inc.†	12,669	194,216
SciClone Pharmaceuticals, Inc.†	28,394	260,373
Sorrento Therapeutics, Inc.†#	16,238	130,066
Sucampo Pharmaceuticals, Inc., Class A†	14,232	244,079
Supernus Pharmaceuticals, Inc.†	19,662	317,738
Synergy Pharmaceuticals, Inc.†#	57,269	359,649
Synta Pharmaceuticals Corp.†#	52,018	22,258
TESARO, Inc.†#	13,320	679,853
Tetraphase Pharmaceuticals, Inc.†#	20,682	221,918
TG Therapeutics, Inc.†#	20,233	266,671
TherapeuticsMD, Inc.†#	72,756	546,398
Trevena, Inc.†	14,175	178,463
Vanda Pharmaceuticals, Inc.†#	23,927	235,920
VIVUS, Inc.†#	59,427	74,284
XenoPort, Inc.†#	33,626	203,101
Zogenix, Inc.†	10,973	169,313
ZS Pharma, Inc.†	10,397	935,314

		26,064,132

Medical - Generic Drugs — 0.2%
Amphastar Pharmaceuticals, Inc.†	18,186	279,155
Impax Laboratories, Inc.†	41,044	1,808,398
Teligent, Inc.†#	23,664	200,671

		2,288,224

Medical - HMO — 0.4%
Magellan Health, Inc.†	15,642	823,551
Molina Healthcare, Inc.†	20,166	1,215,203
Triple-S Management Corp., Class B†	13,826	365,560
Universal American Corp.	28,529	213,397
WellCare Health Plans, Inc.†	25,211	2,079,403

		4,697,114

Medical - Hospitals — 0.1%
Adeptus Health, Inc., Class A†#	3,546	213,079
Select Medical Holdings Corp.	60,110	725,528

		938,607

Medical - Nursing Homes — 0.2%
Ensign Group, Inc.	14,568	693,000
Genesis Healthcare, Inc.†	20,982	102,392
Kindred Healthcare, Inc.	47,772	637,756
National HealthCare Corp.	5,770	398,707

		1,831,855

Medical - Outpatient/Home Medical — 0.6%
Addus HomeCare Corp.†	3,686	84,004
Air Methods Corp.†	22,478	982,288
Almost Family, Inc.†	4,113	174,268
Amedisys, Inc.†	16,156	655,772
Amsurg Corp.†	27,713	2,329,555
Chemed Corp.	9,775	1,510,140
Civitas Solutions, Inc.†	6,697	175,528
LHC Group, Inc.†	7,447	346,658

219

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Outpatient/Home Medical (continued)
Nobilis Health Corp.†#	18,298	$46,294
Providence Service Corp.†	7,828	379,032

		6,683,539

Medical - Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	36,122	1,391,058

Metal Processors & Fabrication — 0.5%
CIRCOR International, Inc.	9,816	446,137
Global Brass & Copper Holdings, Inc.	12,301	286,121
Haynes International, Inc.	7,124	278,548
LB Foster Co., Class A	5,948	73,755
Mueller Industries, Inc.	32,611	1,026,920
NN, Inc.	10,956	186,800
RBC Bearings, Inc.†	13,391	945,673
Rexnord Corp.†	58,283	1,190,722
Sun Hydraulics Corp.	13,004	428,222

		4,862,898

Metal Products - Distribution — 0.0%
Lawson Products, Inc.†	3,314	92,726
Olympic Steel, Inc.	5,210	58,664

		151,390

Metal - Aluminum — 0.1%
Century Aluminum Co.†#	28,211	105,227
Kaiser Aluminum Corp.	9,819	841,685

		946,912

Metal - Iron — 0.0%
Cliffs Natural Resources, Inc.#	87,742	196,542

Miscellaneous Manufacturing — 0.3%
American Railcar Industries, Inc.#	5,413	305,997
FreightCar America, Inc.	7,052	171,011
Hillenbrand, Inc.	36,022	1,091,107
John Bean Technologies Corp.	16,730	818,097
TriMas Corp.†	25,926	560,779

		2,946,991

Motion Pictures & Services — 0.1%
DreamWorks Animation SKG, Inc., Class A†	43,476	1,071,249
Eros International PLC†#	16,192	157,386

		1,228,635

MRI/Medical Diagnostic Imaging — 0.1%
Alliance HealthCare Services, Inc.†	2,896	26,093
RadNet, Inc.†	19,682	122,029
Surgical Care Affiliates, Inc.†	12,319	457,897

		606,019

Multimedia — 0.3%
E.W. Scripps Co., Class A	33,852	742,713
Entravision Communications Corp., Class A	36,478	306,050
Martha Stewart Living Omnimedia, Inc., Class A†	17,650	107,136
Media General, Inc.†	54,853	851,867
Meredith Corp.	21,034	981,236

		2,989,002

Networking Products — 0.8%
A10 Networks, Inc.†	19,411	149,659
Anixter International, Inc.†	16,331	1,113,121
Black Box Corp.	8,795	99,471
Calix, Inc.†	25,429	201,398
Extreme Networks, Inc.†	57,273	253,147
Gigamon, Inc.†	15,657	424,148
Infinera Corp.†	74,201	1,671,007

Security Description	Shares	Value (Note 2)

Networking Products (continued)
Infoblox, Inc.†	32,434	$487,807
Ixia†	34,706	453,260
LogMeIn, Inc.†	14,096	1,006,736
NeoPhotonics Corp.†	15,983	165,904
NETGEAR, Inc.†	19,843	875,275
Polycom, Inc.†	77,310	1,053,735
Ruckus Wireless, Inc.†	43,135	493,896

		8,448,564

Non-Ferrous Metals — 0.1%
Energy Fuels, Inc.†#	25,013	46,774
Globe Specialty Metals, Inc.	37,195	378,273
Horsehead Holding Corp.†#	32,433	79,785
Materion Corp.	11,535	334,746
Uranium Energy Corp.†#	52,660	56,873

		896,451

Non-Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc., Class A†	22,661	153,642

Office Automation & Equipment — 0.0%
Eastman Kodak Co.†	10,046	131,000

Office Furnishings-Original — 0.5%
Herman Miller, Inc.	34,148	1,082,833
HNI Corp.	25,465	1,127,081
Interface, Inc.	37,824	751,941
Kimball International, Inc., Class B	19,658	243,169
Knoll, Inc.	27,941	622,526
Steelcase, Inc., Class A	47,675	953,500

		4,781,050

Office Supplies & Forms — 0.0%
ACCO Brands Corp.†	62,918	485,727

Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc.#	37,005	587,639
North Atlantic Drilling, Ltd.†#	40,917	22,464
Parker Drilling Co.†	70,000	192,500

		802,603

Oil Companies - Exploration & Production — 1.0%
Abraxas Petroleum Corp.†	53,751	70,951
Approach Resources, Inc.†#	20,683	46,123
Bill Barrett Corp.†#	28,643	179,878
Bonanza Creek Energy, Inc.†	28,451	241,549
Callon Petroleum Co.†	37,707	357,839
Carrizo Oil & Gas, Inc.†	29,452	1,189,272
Clayton Williams Energy, Inc.†#	3,376	190,440
Contango Oil & Gas Co.†	9,971	76,876
DLB Oil & Gas, Inc.(1)(2)	3,000	0
Earthstone Energy, Inc.†#	744	11,525
Eclipse Resources Corp.†#	27,501	69,852
Energy XXI, Ltd.#	54,057	84,869
Erin Energy Corp.†#	7,939	31,518
Evolution Petroleum Corp.	14,089	86,647
EXCO Resources, Inc.†#	90,378	114,780
Fairmount Santrol Holdings, Inc.†#	36,619	107,294
Gastar Exploration, Inc.†#	46,450	51,095
Halcon Resources Corp.†#	210,211	128,229
Isramco, Inc.†	511	47,012
Jones Energy, Inc., Class A†#	16,580	93,014
Matador Resources Co.†#	41,877	1,076,239
Northern Oil and Gas, Inc.†#	35,270	180,935
Oasis Petroleum, Inc.†#	79,682	915,546
Panhandle Oil and Gas, Inc., Class A	9,463	179,135
Parsley Energy, Inc., Class A†	47,775	938,779

220

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production (continued)
PDC Energy, Inc.†	22,926	$1,295,090
Penn Virginia Corp.†#	41,019	18,397
Rex Energy Corp.†#	27,533	37,720
Ring Energy, Inc.†	11,866	118,304
RSP Permian, Inc.†	31,326	889,032
Sanchez Energy Corp.†#	30,185	150,925
SandRidge Energy, Inc.†#	247,848	74,478
Seventy Seven Energy, Inc.†#	32,175	35,714
Stone Energy Corp.†	32,737	238,653
Synergy Resources Corp.†#	59,571	678,514
TransAtlantic Petroleum, Ltd.†	14,781	22,910
Triangle Petroleum Corp.†#	26,693	20,447
Ultra Petroleum Corp.†#	87,693	351,649
Unit Corp.†	28,851	521,338
W&T Offshore, Inc.	20,032	75,120

		10,997,688

Oil Field Machinery & Equipment — 0.2%
Exterran Corp.†	19,866	325,206
Flotek Industries, Inc.†#	30,618	349,658
Forum Energy Technologies, Inc.†	33,955	531,735
Natural Gas Services Group, Inc.†	7,289	169,251
Thermon Group Holdings, Inc.†	18,359	334,317

		1,710,167

Oil Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	1,221	52,405
Alon USA Energy, Inc.	17,877	314,456
Delek US Holdings, Inc.	32,836	909,229
Par Pacific Holdings, Inc.†	9,169	229,684
Trecora Resources†	11,568	167,273
Western Refining, Inc.	40,718	1,842,897

		3,515,944

Oil - Field Services — 0.6%
Archrock, Inc.	39,733	419,978
Basic Energy Services, Inc.†#	24,406	97,380
Bristow Group, Inc.	19,943	609,259
C&J Energy Services, Ltd.†#	32,282	192,401
CARBO Ceramics, Inc.#	11,234	209,402
Era Group, Inc.†	11,782	138,910
Gulfmark Offshore, Inc., Class A#	14,675	94,947
Helix Energy Solutions Group, Inc.†	60,628	392,869
Independence Contract Drilling, Inc.†	9,482	57,840
Key Energy Services, Inc.†#	76,165	40,535
Matrix Service Co.†	15,295	351,632
McDermott International, Inc.†#	136,584	605,067
MRC Global, Inc.†	58,959	872,003
Newpark Resources, Inc.†	48,146	312,949
Oil States International, Inc.†	29,533	936,787
PHI, Inc.†	7,183	153,501
Pioneer Energy Services Corp.†	36,872	93,286
SEACOR Holdings, Inc.†	10,446	593,124
Tesco Corp.	22,304	187,576
TETRA Technologies, Inc.†	45,587	424,871

		6,784,317

Optical Recognition Equipment — 0.0%
Digimarc Corp.†#	4,379	155,805

Optical Supplies — 0.0%
Ocular Therapeutix, Inc.†#	7,460	70,721
STAAR Surgical Co.†#	22,240	186,593

		257,314

Security Description	Shares	Value (Note 2)

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	10,908	$532,419
Neenah Paper, Inc.	9,574	636,384
Orchids Paper Products Co.	5,254	155,886
P.H. Glatfelter Co.	24,754	440,374
Schweitzer-Mauduit International, Inc.	17,444	729,508

		2,494,571

Patient Monitoring Equipment — 0.2%
Insulet Corp.†	32,486	1,188,663
Masimo Corp.†	25,035	1,038,452

		2,227,115

Pharmacy Services — 0.1%
BioScrip, Inc.†#	39,297	83,310
Diplomat Pharmacy, Inc.†#	20,709	727,507
Vitae Pharmaceuticals, Inc.†#	7,593	109,035

		919,852

Physical Therapy/Rehabilitation Centers — 0.2%
AAC Holdings, Inc.†#	4,557	111,829
HealthSouth Corp.	52,375	1,843,076
U.S. Physical Therapy, Inc.	7,098	375,058

		2,329,963

Physicians Practice Management — 0.0%
Healthways, Inc.†	17,769	235,795

Pipelines — 0.1%
SemGroup Corp., Class A	25,130	872,765

Platinum — 0.1%
Stillwater Mining Co.†	69,089	646,673

Pollution Control — 0.0%
CECO Environmental Corp.#	12,285	106,757

Poultry — 0.1%
Sanderson Farms, Inc.#	12,829	959,737

Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	23,408	682,811
Generac Holdings, Inc.†#	39,584	1,270,647
Powell Industries, Inc.	5,212	182,993
PowerSecure International, Inc.†	12,849	179,629
Vicor Corp.†	9,424	87,266

		2,403,346

Precious Metals — 0.0%
Coeur Mining, Inc.†#	77,827	199,237

Printing - Commercial — 0.4%
ARC Document Solutions, Inc.†	23,358	118,191
Cimpress NV†#	18,778	1,732,083
Deluxe Corp.	28,581	1,676,276
Ennis, Inc.	14,775	295,352
Multi-Color Corp.	7,225	451,635
Quad/Graphics, Inc.	16,445	169,712

		4,443,249

Private Equity — 0.0%
Fifth Street Asset Management, Inc.	3,329	15,180

Protection/Safety — 0.0%
Landauer, Inc.#	5,483	223,432

Publishing - Books — 0.2%
Houghton Mifflin Harcourt Co.†	78,365	1,548,492
Scholastic Corp.	15,264	652,078

		2,200,570

221

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Publishing - Newspapers — 0.1%
Daily Journal Corp.†#	619	$124,648
New York Times Co., Class A	78,714	1,108,293
Tribune Publishing Co.	15,060	153,311

		1,386,252

Publishing - Periodicals — 0.1%
Time, Inc.	62,694	1,043,228

Racetracks — 0.2%
Churchill Downs, Inc.	7,700	1,131,515
Empire Resorts, Inc.†#	8,868	38,930
International Speedway Corp., Class A	15,975	568,550
Penn National Gaming, Inc.†	45,687	728,708
Speedway Motorsports, Inc.	6,700	130,583

		2,598,286

Radio — 0.0%
Cumulus Media, Inc., Class A†	81,635	32,401
Entercom Communications Corp., Class A†	14,540	176,080
Saga Communications, Inc., Class A#	2,080	89,648
Townsquare Media, Inc.†	3,917	44,771

		342,900

Real Estate Investment Trusts — 8.6%
Acadia Realty Trust	39,375	1,320,637
AG Mtg. Investment Trust, Inc.	16,251	240,190
Agree Realty Corp.	10,076	337,949
Alexander’s, Inc.	1,200	480,864
Altisource Portfolio Solutions SA†#	8,116	233,497
Altisource Residential Corp.	32,745	433,544
American Assets Trust, Inc.	21,274	846,918
American Capital Mortgage Investment Corp.	29,291	439,072
American Residential Properties, Inc.#	18,429	322,323
Anworth Mtg. Asset Corp.	59,996	288,581
Apollo Commercial Real Estate Finance, Inc.	33,447	586,995
Apollo Residential Mortgage, Inc.	18,373	238,482
Ares Commercial Real Estate Corp.	15,521	199,755
Armada Hoffler Properties, Inc.	14,597	164,800
ARMOUR Residential REIT, Inc.	25,214	532,772
Ashford Hospitality Prime, Inc.	15,720	223,224
Ashford Hospitality Trust, Inc.	47,749	335,675
Bluerock Residential Growth REIT, Inc.#	10,789	123,426
Campus Crest Communities, Inc.	37,013	247,987
Capstead Mtg. Corp.	54,846	520,489
CareTrust REIT, Inc.	18,069	201,650
CatchMark Timber Trust, Inc., Class A	22,640	256,964
Cedar Realty Trust, Inc.	48,670	356,264
Chambers Street Properties	135,586	1,019,607
Chatham Lodging Trust	21,923	499,625
Chesapeake Lodging Trust	34,146	927,405
Colony Capital, Inc.	63,941	1,308,233
CorEnergy Infrastructure Trust, Inc.#	26,689	134,779
CoreSite Realty Corp.	13,927	815,704
Cousins Properties, Inc.	123,990	1,218,822
CubeSmart	95,221	2,772,836
CyrusOne, Inc.	30,509	1,103,205
CYS Investments, Inc.	90,522	686,157
DCT Industrial Trust, Inc.	50,861	1,941,364
DiamondRock Hospitality Co.	114,893	1,278,759
DuPont Fabros Technology, Inc.	36,144	1,194,198
Dynex Capital, Inc.#	31,371	215,519
Easterly Government Properties, Inc.	7,831	139,862
EastGroup Properties, Inc.	18,492	1,076,419
Education Realty Trust, Inc.	27,679	1,019,971
EPR Properties	32,735	1,834,469
Equity One, Inc.	42,029	1,144,450

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
FelCor Lodging Trust, Inc.	82,016	$657,768
First Industrial Realty Trust, Inc.	63,384	1,448,324
First Potomac Realty Trust	33,617	390,630
Franklin Street Properties Corp.	51,481	539,006
GEO Group, Inc.	42,735	1,252,990
Getty Realty Corp.	14,627	255,241
Gladstone Commercial Corp.	11,867	173,140
Government Properties Income Trust#	40,279	681,923
Gramercy Property Trust, Inc.	32,789	783,329
Great Ajax Corp.	2,484	31,621
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,619	325,088
Hatteras Financial Corp.	55,406	780,116
Healthcare Realty Trust, Inc.	57,467	1,562,528
Hersha Hospitality Trust	28,094	663,299
Highwoods Properties, Inc.	53,838	2,345,183
Hudson Pacific Properties, Inc.	42,614	1,221,743
Independence Realty Trust, Inc.	18,446	144,248
InfraREIT, Inc.	12,539	252,912
Inland Real Estate Corp.	50,192	482,345
Invesco Mtg. Capital, Inc.	70,486	945,922
Investors Real Estate Trust	70,180	573,371
iStar, Inc.†	48,954	646,193
Kite Realty Group Trust	47,844	1,287,482
Ladder Capital Corp., Class A	22,764	322,111
LaSalle Hotel Properties	64,663	1,824,143
Lexington Realty Trust	117,610	1,010,270
LTC Properties, Inc.	20,345	867,307
Mack-Cali Realty Corp.	51,020	1,198,970
Medical Properties Trust, Inc.	119,590	1,436,276
Monmouth Real Estate Investment Corp.	33,913	353,373
Monogram Residential Trust, Inc.	95,319	951,284
National Health Investors, Inc.#	21,504	1,298,627
National Storage Affiliates Trust	13,110	217,102
New Residential Investment Corp.	113,876	1,448,503
New Senior Investment Group, Inc.	38,018	350,906
New York Mortgage Trust, Inc.#	62,604	363,103
New York REIT, Inc.	92,999	1,070,418
NexPoint Residential Trust, Inc.#	10,850	143,763
One Liberty Properties, Inc.	7,171	160,200
Orchid Island Capital, Inc.#	10,501	100,495
Parkway Properties, Inc.	48,448	827,492
Pebblebrook Hotel Trust	41,132	1,310,054
Pennsylvania Real Estate Investment Trust	39,565	853,021
PennyMac Mortgage Investment Trust	42,695	710,445
Physicians Realty Trust	40,250	644,402
Potlatch Corp.	23,285	778,185
Preferred Apartment Communities, Inc., Class A#	12,723	149,241
PS Business Parks, Inc.	11,159	986,679
QTS Realty Trust, Inc., Class A	13,739	580,061
RAIT Financial Trust	47,450	204,984
Ramco-Gershenson Properties Trust	45,307	764,329
Redwood Trust, Inc.	48,232	664,637
Resource Capital Corp.#	19,200	241,728
Retail Opportunity Investments Corp.	53,790	983,819
Rexford Industrial Realty, Inc.	31,685	510,445
RLJ Lodging Trust	75,665	1,846,226
Rouse Properties, Inc.#	20,948	337,263
Ryman Hospitality Properties, Inc.	24,890	1,352,523
Sabra Health Care REIT, Inc.	33,907	701,197
Saul Centers, Inc.	5,582	310,527
Select Income REIT	35,867	736,708
Silver Bay Realty Trust Corp.	20,813	327,388
Sovran Self Storage, Inc.	20,357	2,045,675
STAG Industrial, Inc.#	37,280	760,512
Starwood Waypoint Residential Trust	21,851	516,776

222

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
STORE Capital Corp.	18,970	$431,757
Strategic Hotels & Resorts, Inc.†	157,598	2,231,588
Summit Hotel Properties, Inc.	49,955	665,900
Sun Communities, Inc.	26,676	1,783,291
Sunstone Hotel Investors, Inc.	119,458	1,753,643
Terreno Realty Corp.	24,621	557,666
UMH Properties, Inc.	12,774	125,185
United Development Funding IV#	17,540	313,440
Universal Health Realty Income Trust	7,160	377,260
Urban Edge Properties	50,819	1,219,148
Urstadt Biddle Properties, Inc., Class A	15,940	319,119
Washington Real Estate Investment Trust#	39,007	1,073,083
Western Asset Mortgage Capital Corp.#	23,996	282,433
Whitestone REIT	13,299	161,450
Xenia Hotels & Resorts, Inc.	63,924	1,070,727

		91,334,702

Real Estate Management/Services — 0.3%
HFF, Inc., Class A	21,657	744,351
Kennedy-Wilson Holdings, Inc.	53,123	1,386,510
Marcus & Millichap, Inc.†	7,778	255,196
RE/MAX Holdings, Inc., Class A	6,740	252,818

		2,638,875

Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	27,965	1,060,153
BBX Capital Corp., Class A†	1,555	26,513
Consolidated-Tomoka Land Co.	2,497	148,921
Forestar Group, Inc.†	19,245	261,539
FRP Holdings, Inc.†	3,942	122,163
St. Joe Co.†#	38,479	747,262

		2,366,551

Recreational Centers — 0.1%
ClubCorp Holdings, Inc.	25,147	451,389
Steiner Leisure, Ltd.†	7,349	462,105

		913,494

Recreational Vehicles — 0.0%
Arctic Cat, Inc.#	7,415	165,058
Malibu Boats, Inc., Class A†	10,222	158,645

		323,703

Recycling — 0.0%
Fenix Parts, Inc.†#	7,900	50,165

Rental Auto/Equipment — 0.1%
Electro Rent Corp.	9,535	98,687
McGrath RentCorp	14,968	436,766
Neff Corp.†	5,997	49,835
Rent-A-Center, Inc.	30,355	520,892

		1,106,180

Research & Development — 0.3%
Albany Molecular Research, Inc.†	14,284	284,537
Arrowhead Research Corp.†#	34,058	215,247
INC Research Holdings, Inc.†	7,423	351,108
PAREXEL International Corp.†	31,580	2,142,703

		2,993,595

Resorts/Theme Parks — 0.4%
Marriott Vacations Worldwide Corp.	14,797	900,101
SeaWorld Entertainment, Inc.#	39,138	685,306
Vail Resorts, Inc.	20,806	2,509,204

		4,094,611

Security Description	Shares	Value (Note 2)

Respiratory Products — 0.0%
Inogen, Inc.†	9,005	$344,441

Retail - Apparel/Shoe — 1.3%
Abercrombie & Fitch Co., Class A#	39,813	1,018,019
American Eagle Outfitters, Inc.#	111,865	1,741,738
Ascena Retail Group, Inc.†	98,247	1,113,139
bebe stores, Inc.#	16,299	7,501
Boot Barn Holdings, Inc.†	6,842	71,841
Buckle, Inc.#	16,208	514,604
Burlington Stores, Inc.†	43,165	2,076,668
Caleres, Inc.	25,072	704,523
Cato Corp., Class A	15,061	591,596
Chico’s FAS, Inc.	82,061	984,732
Children’s Place, Inc.	11,802	570,273
Christopher & Banks Corp.†#	21,297	29,816
Destination XL Group, Inc.†	20,561	102,805
Express, Inc.†	48,372	809,747
Finish Line, Inc., Class A	26,360	437,312
Francesca’s Holdings Corp.†	24,224	361,664
Genesco, Inc.†	13,764	745,458
Guess?, Inc.#	35,441	697,833
Men’s Wearhouse, Inc.	27,660	552,923
Shoe Carnival, Inc.	8,573	167,002
Stein Mart, Inc.	16,795	129,825
Tilly’s, Inc., Class A†	6,446	39,772
Vera Bradley, Inc.†	12,177	145,028
Winmark Corp.	1,271	121,381

		13,735,200

Retail - Appliances — 0.0%
Conn’s, Inc.†#	15,659	417,626

Retail - Auto Parts — 0.0%
Pep Boys-Manny Moe & Jack†	30,786	478,107

Retail - Automobile — 0.5%
America’s Car-Mart, Inc.†	4,882	129,275
Asbury Automotive Group, Inc.†	15,598	1,171,410
Group 1 Automotive, Inc.	13,359	1,085,018
Lithia Motors, Inc., Class A	13,035	1,619,469
Rush Enterprises, Inc., Class A†	20,264	493,023
Sonic Automotive, Inc., Class A	18,840	457,058

		4,955,253

Retail - Bedding — 0.1%
Mattress Firm Holding Corp.†#	11,734	579,190

Retail - Bookstores — 0.1%
Barnes & Noble Education, Inc.†	18,358	265,273
Barnes & Noble, Inc.	29,048	371,815

		637,088

Retail - Building Products — 0.1%
BMC Stock Holdings, Inc.†	8,451	145,273
Lumber Liquidators Holdings, Inc.†#	15,502	242,141
Tile Shop Holdings, Inc.†	15,520	262,909

		650,323

Retail - Catalog Shopping — 0.0%
Liberty Interactive Corp. QVC Group, Class A†	11,635	308,095

Retail - Computer Equipment — 0.0%
PC Connection, Inc.†	6,119	136,576
Systemax, Inc.†	6,471	62,575

		199,151

Retail - Convenience Store — 0.2%
Casey’s General Stores, Inc.	22,239	2,585,729

223

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Discount — 0.3%
Big Lots, Inc.	30,872	$1,388,931
Citi Trends, Inc.	8,906	176,606
Fred’s, Inc., Class A	21,269	350,513
HSN, Inc.	18,609	928,589
Tuesday Morning Corp.†	25,220	168,470

		3,013,109

Retail - Hair Salons — 0.0%
Regis Corp.†	23,423	390,227

Retail - Home Furnishings — 0.2%
Haverty Furniture Cos., Inc.	11,665	281,593
Kirkland’s, Inc.	9,911	145,791
Pier 1 Imports, Inc.#	51,601	348,823
Restoration Hardware Holdings, Inc.†	19,113	1,717,685

		2,493,892

Retail - Jewelry — 0.0%
Movado Group, Inc.	9,182	245,619

Retail - Leisure Products — 0.1%
MarineMax, Inc.†	14,594	264,881
Party City Holdco, Inc.†	14,400	182,880
West Marine, Inc.†	10,293	94,593

		542,354

Retail - Misc./Diversified — 0.2%
Container Store Group, Inc.†	9,020	92,635
Five Below, Inc.†	31,184	873,464
PriceSmart, Inc.	11,141	1,038,341

		2,004,440

Retail - Pawn Shops — 0.1%
Cash America International, Inc.	15,729	530,854
EZCORP, Inc., Class A†	29,631	171,563
First Cash Financial Services, Inc.†	16,140	627,685

		1,330,102

Retail - Pet Food & Supplies — 0.0%
Freshpet, Inc.†#	11,895	102,416
PetMed Express, Inc.#	11,597	194,830

		297,246

Retail - Regional Department Stores — 0.0%
Stage Stores, Inc.#	18,273	141,433

Retail - Restaurants — 1.8%
Biglari Holdings, Inc.†	949	350,209
BJ’s Restaurants, Inc.†	12,298	563,248
Bloomin’ Brands, Inc.	70,964	1,228,387
Bob Evans Farms, Inc.#	13,535	539,370
Bojangles’, Inc.†#	4,745	83,892
Bravo Brio Restaurant Group, Inc.†	8,700	92,829
Buffalo Wild Wings, Inc.†	10,873	1,742,289
Carrols Restaurant Group, Inc.†	20,321	244,665
Cheesecake Factory, Inc.	27,913	1,315,540
Chuy’s Holdings, Inc.†#	9,426	313,414
Cracker Barrel Old Country Store, Inc.#	10,980	1,382,602
Dave & Buster’s Entertainment, Inc.†	13,043	500,069
Del Frisco’s Restaurant Group, Inc.†	13,511	202,530
Denny’s Corp.†	48,293	465,544
DineEquity, Inc.	9,708	823,627
El Pollo Loco Holdings, Inc.†#	7,701	94,568
Fiesta Restaurant Group, Inc.†	15,354	590,054
Habit Restaurants, Inc.†#	6,580	158,512
J Alexander’s Holdings, Inc.†	7,911	84,173
Jack in the Box, Inc.	21,398	1,586,448

Security Description	Shares	Value (Note 2)

Retail - Restaurants (continued)
Jamba, Inc.†#	7,935	$110,852
Kona Grill, Inc.†#	4,836	67,269
Krispy Kreme Doughnuts, Inc.†	37,127	524,976
Noodles & Co.†#	7,238	80,342
Papa John’s International, Inc.#	16,572	952,559
Papa Murphy’s Holdings, Inc.†#	5,210	63,562
Popeyes Louisiana Kitchen, Inc.†	13,252	766,761
Potbelly Corp.†#	12,492	155,775
Red Robin Gourmet Burgers, Inc.†	8,085	545,576
Ruby Tuesday, Inc.†	35,534	196,503
Ruth’s Hospitality Group, Inc.	19,984	344,724
Shake Shack, Inc.†#	3,291	151,221
Sonic Corp.	29,766	865,000
Texas Roadhouse, Inc.	40,069	1,402,415
Zoe’s Kitchen, Inc.†#	11,056	376,125

		18,965,630

Retail - Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	10,466	101,102
Hibbett Sports, Inc.†#	14,252	467,608
Sportsman’s Warehouse Holdings, Inc.†#	10,289	117,809
Zumiez, Inc.†#	12,592	190,013

		876,532

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	8,134	104,603

Retail - Video Rentals — 0.1%
Outerwall, Inc.#	10,562	653,788

Retail - Vitamins & Nutrition Supplements — 0.1%
Flex Pharma, Inc.†#	3,113	37,667
Vitamin Shoppe, Inc.†	17,026	519,293

		556,960

Retirement/Aged Care — 0.0%
Capital Senior Living Corp.†	16,876	386,798
Five Star Quality Care, Inc.†	24,732	88,788

		475,586

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.	32,953	1,383,696

Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	13,960	216,380
Proto Labs, Inc.†#	13,332	902,443
Trinseo SA†#	6,559	187,325

		1,306,148

Satellite Telecom — 0.2%
DigitalGlobe, Inc.†	41,506	701,451
Globalstar, Inc.†#	272,543	594,144
Intelsat SA†#	16,082	74,781
Iridium Communications, Inc.†#	47,022	384,170
Loral Space & Communications, Inc.†	7,502	331,889

		2,086,435

Savings & Loans/Thrifts — 1.8%
Anchor BanCorp Wisconsin, Inc.†	4,388	184,252
Astoria Financial Corp.	51,505	830,261
Banc of California, Inc.	20,725	311,290
Bank Mutual Corp.	26,693	206,070
BankFinancial Corp.	10,518	135,156
Bear State Financial, Inc.†#	7,629	81,249
Beneficial Bancorp, Inc.†	47,345	660,936
Berkshire Hills Bancorp, Inc.	16,897	510,965
BofI Holding, Inc.†#	35,148	704,014

224

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Savings & Loans/Thrifts (continued)
Brookline Bancorp, Inc.	40,099	$470,762
BSB Bancorp, Inc.†	4,634	105,192
Capitol Federal Financial, Inc.	80,520	1,044,344
Charter Financial Corp.	9,493	126,637
Clifton Bancorp, Inc.	15,543	230,658
Dime Community Bancshares, Inc.	17,819	329,830
EverBank Financial Corp.	55,392	956,066
First Defiance Financial Corp.	5,302	220,192
Flagstar Bancorp, Inc.†	11,775	289,194
Flushing Financial Corp.	16,835	383,333
Fox Chase Bancorp, Inc.	6,683	121,898
Hingham Institution for Savings	753	98,033
HomeStreet, Inc.†	12,627	273,627
HomeTrust Bancshares, Inc.†	11,583	231,544
Investors Bancorp, Inc.	199,637	2,559,346
Meridian Bancorp, Inc.	31,453	461,101
Meta Financial Group, Inc.	3,974	178,830
Northfield Bancorp, Inc.	26,849	427,705
Northwest Bancshares, Inc.	54,073	753,778
OceanFirst Financial Corp.	7,612	150,413
Oritani Financial Corp.	25,188	436,760
Pacific Premier Bancorp, Inc.†	12,314	288,517
Provident Financial Services, Inc.	37,565	784,357
Sterling Bancorp	68,623	1,203,647
Territorial Bancorp, Inc.	4,878	140,535
United Community Financial Corp.	28,129	165,399
United Financial Bancorp, Inc.	28,312	393,820
Washington Federal, Inc.	54,285	1,402,724
Waterstone Financial, Inc.	17,281	239,342
WSFS Financial Corp.	16,180	552,709

		18,644,486

Schools — 0.5%
American Public Education, Inc.†	9,815	228,395
Apollo Education Group, Inc.†	54,004	381,268
Bridgepoint Education, Inc.†	9,662	76,426
Bright Horizons Family Solutions, Inc.†	21,398	1,419,329
Cambium Learning Group, Inc.†	7,438	38,603
Capella Education Co.	6,991	335,568
Career Education Corp.†	38,859	163,985
DeVry Education Group, Inc.#	36,475	866,281
Grand Canyon Education, Inc.†	26,947	1,067,640
K12, Inc.†	19,332	196,027
Strayer Education, Inc.†	6,282	371,832
Universal Technical Institute, Inc.	12,101	69,581

		5,214,935

Security Services — 0.2%
Ascent Capital Group, Inc., Class A†	7,618	152,284
Brink’s Co.	27,838	895,827
LifeLock, Inc.†#	54,020	780,048

		1,828,159

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†#	7,526	95,806
ION Geophysical Corp.†#	80,767	45,036

		140,842

Semiconductor Components - Integrated Circuits — 0.6%
Cirrus Logic, Inc.†	36,298	1,200,012
Exar Corp.†	22,515	144,997
Integrated Device Technology, Inc.†	84,923	2,381,241
M/A-COM Technology Solutions Holdings, Inc.†	13,428	496,165
MaxLinear, Inc., Class A†	29,600	518,000
Power Integrations, Inc.	16,846	870,938

Security Description	Shares	Value (Note 2)

Semiconductor Components - Integrated Circuits (continued)
Sigma Designs, Inc.†	20,262	$175,975

		5,787,328

Semiconductor Equipment — 0.7%
Axcelis Technologies, Inc.†	64,987	171,566
Brooks Automation, Inc.	38,628	430,702
Cabot Microelectronics Corp.†	14,150	593,734
Cascade Microtech, Inc.†	7,781	126,441
Cohu, Inc.	14,831	194,434
Entegris, Inc.†	80,275	1,093,346
FormFactor, Inc.†	32,962	287,099
Mattson Technology, Inc.†	42,856	127,711
MKS Instruments, Inc.	30,552	1,126,452
Nanometrics, Inc.†	13,729	216,369
Photronics, Inc.†	38,035	417,244
Rudolph Technologies, Inc.†	18,281	260,139
Tessera Technologies, Inc.	30,118	959,258
Ultra Clean Holdings, Inc.†	18,097	91,752
Ultratech, Inc.†	15,800	262,438
Veeco Instruments, Inc.†	23,117	472,743
Xcerra Corp.†	31,227	188,923

		7,020,351

Silver Mining — 0.0%
Hecla Mining Co.#	211,998	409,156

Software Tools — 0.0%
Digital Turbine, Inc.†#	27,875	42,928

Specified Purpose Acquisitions — 0.0%
National Bank Holdings Corp., Class A	21,211	481,490

Steel Pipe & Tube — 0.2%
Advanced Drainage Systems, Inc.#	19,260	516,361
Furmanite Corp.†	21,624	177,100
Mueller Water Products, Inc., Class A	92,091	858,288
Northwest Pipe Co.†	5,469	64,862
Omega Flex, Inc.	1,654	66,210
TimkenSteel Corp.	22,853	233,329

		1,916,150

Steel - Producers — 0.3%
AK Steel Holding Corp.†#	101,782	242,241
Carpenter Technology Corp.	28,853	1,036,977
Commercial Metals Co.	66,246	979,778
Ryerson Holding Corp.†#	6,268	31,089
Schnitzer Steel Industries, Inc., Class A	15,158	250,259
Worthington Industries, Inc.	27,485	845,714

		3,386,058

Storage/Warehousing — 0.1%
Mobile Mini, Inc.	26,236	930,066
Wesco Aircraft Holdings, Inc.†	35,329	472,702

		1,402,768

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	17,206	477,639

Telecom Equipment - Fiber Optics — 0.3%
Alliance Fiber Optic Products, Inc.	8,315	131,876
Ciena Corp.†	70,649	1,769,051
Clearfield, Inc.†#	6,456	87,220
Finisar Corp.†	59,483	717,960
Harmonic, Inc.†	50,679	280,255
KVH Industries, Inc.†	9,200	90,712
Oclaro, Inc.†#	55,972	192,544

		3,269,618

225

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Telecom Services — 0.5%
Consolidated Communications Holdings, Inc.	28,913	$630,014
EarthLink Holdings Corp.	59,011	542,311
FairPoint Communications, Inc.†	11,937	218,567
GTT Communications, Inc.†	13,996	296,575
Hawaiian Telcom Holdco, Inc.†	6,158	146,129
HC2 Holdings, Inc.†#	11,277	70,594
Inteliquent, Inc.	19,203	368,890
Lumos Networks Corp.	13,025	153,565
NeuStar, Inc., Class A†#	31,692	798,638
ORBCOMM, Inc.†	34,215	219,318
Premiere Global Services, Inc.†	26,600	368,942
RigNet, Inc.†#	6,910	152,642
Spok Holdings, Inc.	12,447	229,896
Straight Path Communications, Inc., Class B†#	5,353	64,236
Vonage Holdings Corp.†	106,275	685,474
West Corp.	29,875	761,813

		5,707,604

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	30,521	497,798
Comtech Telecommunications Corp.	9,305	204,989
Plantronics, Inc.	22,419	1,186,189
Preformed Line Products Co.	1,527	63,935
ShoreTel, Inc.†	36,953	379,138
Sonus Networks, Inc.†	28,303	199,253

		2,531,302

Telephone - Integrated — 0.2%
Atlantic Tele-Network, Inc.	5,872	461,950
Cincinnati Bell, Inc.†	120,039	452,547
General Communication, Inc., Class A†	20,009	415,587
IDT Corp., Class B	9,577	119,617
Shenandoah Telecommunications Co.	13,841	668,244
Windstream Holdings, Inc.#	57,715	359,564

		2,477,509

Television — 0.2%
Central European Media Enterprises, Ltd., Class A†#	42,187	93,233
Gray Television, Inc.†	36,136	605,278
Sinclair Broadcast Group, Inc., Class A#	37,930	1,331,343

		2,029,854

Textile - Apparel — 0.1%
Cherokee, Inc.†	4,901	93,658
Perry Ellis International, Inc.†	7,000	145,180
Unifi, Inc.†	8,515	254,003

		492,841

Textile - Products — 0.0%
Culp, Inc.	5,911	166,572

Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A	12,140	308,477
Carmike Cinemas, Inc.†	14,017	306,271
National CineMedia, Inc.	35,185	558,386
Reading International, Inc., Class A†	9,469	136,638

		1,309,772

Therapeutics — 1.0%
Akebia Therapeutics, Inc.†#	13,956	149,748
Anika Therapeutics, Inc.†	8,373	351,331
aTyr Pharma, Inc.†#	3,458	29,428
Calithera Biosciences, Inc.†#	6,340	50,340
Cara Therapeutics, Inc.†	9,557	158,168
Concert Pharmaceuticals, Inc.†	8,804	201,876
CorMedix, Inc.†#	17,776	42,662

Security Description	Shares	Value (Note 2)

Therapeutics (continued)
Dyax Corp.†	83,388	$2,806,840
Flexion Therapeutics, Inc.†#	7,963	154,801
La Jolla Pharmaceutical Co.†#	6,614	223,487
MannKind Corp.†#	141,242	282,484
Mirati Therapeutics, Inc.†	5,701	216,809
Neurocrine Biosciences, Inc.†	48,896	2,658,476
Northwest Biotherapeutics, Inc.†#	26,795	123,793
Osiris Therapeutics, Inc.#	10,917	112,008
Portola Pharmaceuticals, Inc.†	26,449	1,312,135
Proteon Therapeutics, Inc.†	4,413	70,343
Sarepta Therapeutics, Inc.†#	23,736	872,535
Threshold Pharmaceuticals, Inc.†#	36,566	127,615
Vital Therapies, Inc.†#	9,605	90,287
Xencor, Inc.†	16,281	261,798
Zafgen, Inc.†#	9,437	159,580

		10,456,544

Tobacco — 0.2%
Universal Corp.#	12,933	731,232
Vector Group, Ltd.#	49,106	1,242,873

		1,974,105

Toys — 0.0%
JAKKS Pacific, Inc.†#	10,849	89,287

Transactional Software — 0.3%
ACI Worldwide, Inc.†	66,831	1,571,865
Bottomline Technologies de, Inc.†	23,427	724,129
InnerWorkings, Inc.†	21,251	181,909
Synchronoss Technologies, Inc.†	22,190	873,620

		3,351,523

Transport - Air Freight — 0.1%
Air Transport Services Group, Inc.†	30,209	287,288
Atlas Air Worldwide Holdings, Inc.†	14,313	591,413

		878,701

Transport - Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.#	15,108	511,859
TAL International Group, Inc.	19,036	384,147
Textainer Group Holdings, Ltd.#	12,668	195,467

		1,091,473

Transport - Marine — 0.5%
Ardmore Shipping Corp.	10,264	128,505
CAI International, Inc.†	9,871	110,358
DHT Holdings, Inc.	53,151	398,632
Dorian LPG, Ltd.†	14,331	189,312
Eagle Bulk Shipping, Inc.†	12,721	38,545
Frontline, Ltd.#	61,862	187,442
GasLog, Ltd.#	23,824	285,173
Golden Ocean Group, Ltd.#	38,256	64,653
Hornbeck Offshore Services, Inc.†#	18,311	224,310
Navios Maritime Acquisition Corp.	46,952	158,698
Navios Maritime Holdings, Inc.#	46,583	74,067
Nordic American Offshore, Ltd.#	10,838	60,259
Nordic American Tankers, Ltd.#	51,050	755,540
Safe Bulkers, Inc.	21,693	29,502
Scorpio Bulkers, Inc.†#	103,307	93,245
Scorpio Tankers, Inc.	102,367	885,475
Ship Finance International, Ltd.#	33,940	587,841
Teekay Tankers, Ltd., Class A	48,444	341,046
Tidewater, Inc.#	26,921	256,019
Ultrapetrol Bahamas, Ltd.†#	12,239	5,140

		4,873,762

226

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Transport - Services — 0.4%
Echo Global Logistics, Inc.†	16,958	$400,209
Hub Group, Inc., Class A†	20,654	795,799
Matson, Inc.	24,874	1,286,234
Radiant Logistics, Inc.†	15,482	66,263
Universal Truckload Services, Inc.	4,780	77,627
UTi Worldwide, Inc.†	52,834	369,838
XPO Logistics, Inc.†#	40,942	1,248,731

		4,244,701

Transport - Truck — 0.6%
ArcBest Corp.	14,887	358,479
Celadon Group, Inc.	15,651	217,549
Covenant Transportation Group, Inc., Class A†	6,716	141,103
Forward Air Corp.	17,729	852,588
Heartland Express, Inc.#	28,834	552,459
Knight Transportation, Inc.	35,805	949,548
Marten Transport, Ltd.	13,696	247,624
P.A.M. Transportation Services, Inc.†	1,747	53,965
Roadrunner Transportation Systems, Inc.†	16,102	177,444
Saia, Inc.†	14,362	352,013
Swift Transportation Co.†#	50,412	805,080
USA Truck, Inc.†	5,615	111,963
Werner Enterprises, Inc.	25,395	684,649
YRC Worldwide, Inc.†	18,749	317,420

		5,821,884

Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	42,814	1,281,851

Veterinary Diagnostics — 0.2%
Heska Corp.†	3,259	113,381
Neogen Corp.†	21,204	1,252,308
Phibro Animal Health Corp., Class A	9,996	324,570

		1,690,259

Virtual Reality Products — 0.0%
RealD, Inc.†	23,095	242,498

Vitamins & Nutrition Products — 0.1%
Natural Grocers by Vitamin Cottage, Inc.†	5,143	107,026
Natural Health Trends Corp.#	4,511	218,287
Nature’s Sunshine Products, Inc.	6,057	71,291
Nutraceutical International Corp.†	4,801	119,929
Omega Protein Corp.†	12,432	305,579
Synutra International, Inc.†#	12,191	62,418
USANA Health Sciences, Inc.†	3,231	432,760

		1,317,290

Water — 0.3%
American States Water Co.	21,626	904,616
Artesian Resources Corp., Class A	4,486	117,578
California Water Service Group	27,408	617,502
Connecticut Water Service, Inc.	6,384	231,803
Consolidated Water Co., Ltd.#	8,434	102,557
Middlesex Water Co.	9,240	236,821
PICO Holdings, Inc.†	13,169	142,620
SJW Corp.	9,067	275,365
York Water Co.	7,360	175,610

		2,804,472

Web Hosting/Design — 0.2%
Endurance International Group Holdings, Inc.†#	33,554	468,749
NIC, Inc.	37,519	765,763
Q2 Holdings, Inc.†	11,149	306,374
Web.com Group, Inc.†	25,084	607,284
Wix.com, Ltd.†#	10,715	266,268

		2,414,438

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP — 0.0%
Blucora, Inc.†	23,419	$248,944

Wire & Cable Products — 0.3%
Belden, Inc.	24,414	1,532,467
Encore Wire Corp.	11,872	518,450
General Cable Corp.	27,985	426,492
Insteel Industries, Inc.	10,553	257,493

		2,734,902

Wireless Equipment — 0.4%
Aerohive Networks, Inc.†#	13,362	81,508
CalAmp Corp.†	20,736	383,201
Gogo, Inc.†#	32,159	577,254
InterDigital, Inc.	20,646	1,087,838
Novatel Wireless, Inc.†#	21,569	39,687
Telenav, Inc.†	16,175	115,004
Ubiquiti Networks, Inc.†#	17,530	611,622
ViaSat, Inc.†#	24,452	1,515,535

		4,411,649

Total Common Stocks
(cost $792,720,436)		1,010,664,933

WARRANTS — 0.0%
Oil Companies - Exploration & Production — 0.0%
Magnum Hunter Resources Corp.†#
Expires 04/15/2016
(strike price $8.50)	11,522	0

Real Estate Management/Services — 0.0%
Tejon Ranch Co.† Expires 08/31/2016 (strike price $40.00)	1,332	21

Total Warrants
(cost $9,583)		21

Total Long-Term Investment Securities
(cost $792,730,019)		1,010,664,954

SHORT-TERM INVESTMENT SECURITIES — 13.1%
Registered Investment Companies — 11.3%
State Street Navigator Securities Lending Prime Portfolio 0.24%(4)(7)	119,932,894	119,932,894

U.S. Government Treasuries — 1.8%
United States Treasury Bills
0.00% due 12/17/2015(3)	$8,500,000	8,499,804
0.03% due 12/03/2015	10,000,000	9,999,970

		18,499,774

Total Short-Term Investment Securities
(cost $138,432,879)		138,432,668

REPURCHASE AGREEMENTS — 2.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(5) (cost $26,188,000)	26,188,000	26,188,000

TOTAL INVESTMENTS
(cost $957,350,898)(6)	111.1%	1,175,285,622
Liabilities in excess of other assets	(11.1)	(117,285,223)

NET ASSETS	100.0%	$1,058,000,399

†	Non-income producing security
#	The security or a portion there of is out on loan (see Note 2)
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

227

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

(2)	Illiquid security. At November 30, 2015, the aggregate value of these securities was $10,033 representing 0.0% of net assets.
(3)	The security or a portion there of was pledged as collateral to cover margin requirements for open futures contracts.
(4)	At November 30, 2015, the Fund had loaned securities with a total value of $120,710,186. This was secured by collateral of $119,932,894, which was received in cash and subsequently invested in short-term investments currently valued at $119,932,894 as reported in the portfolio of investments. Additional collateral of $4,762,440 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
Federal National Mtg. Assoc.	0.75%	04/20/2017	$245,871
United States Treasury Bills	0.00%	12/03/2015 to 10/13/2016	325,292
United States Treasury Notes/Bonds	zero coupon to 8.88%	01/15/2016 to 05/15/2045	4,191,277

(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.
(7)	The rate shown is the 7-day yield as of November 30, 2015.
(8)	Fair valued security. Securities are classified as Level 2 based on the securities valuation input; see Note 2.

CVR—Contingent Value Rights

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2015	Unrealized Appreciation (Depreciation)
380	Long	Russelll 2000 Mini Index	December 2015	$43,634,945	$45,444,200	$1,809,255

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Celluar Telecom	$91,159	$—	$0	$91,159
Investment Companies	316,741	32,959	—	349,700
Medical — Biomedical/Gene	39,361,177	—	2,429	39,363,606
Medical — Drugs	26,064,132	—	0	26,064,132
Oil Companies — Exploration & Production	10,997,688	—	0	10,997,688
Other Industries	933,798,648	—	—	933,798,648
Warrants:
Oil Companies — Exploration & Production	—	0	—	0
Other Industries	21	—	—	21
Short-Term Investment Securities:
Registered Investment Companies	119,932,894	—	—	119,932,894
U.S. Government Treasuries	—	18,499,774	—	18,499,774
Repurchase Agreements	—	26,188,000	—	26,188,000

Total Investments at Value	$1,130,562,460	$44,720,733	$2,429	$1,175,285,622

Other Financial Instruments:†
Futures Contracts	$1,809,255	$—	$—	$1,809,255

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

228

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Banks — Commercial	10.3%
Real Estate Investment Trusts	5.9
Retail — Restaurants	3.6
Time Deposits	3.6
Electronic Components — Misc.	3.6
Registered Investment Companies	3.1
Insurance — Reinsurance	2.9
Chemicals — Specialty	2.9
Computer Services	2.5
Consumer Products — Misc.	2.5
Electric — Integrated	2.2
Insurance — Property/Casualty	2.0
Machinery — Electrical	1.9
Investment Management/Advisor Services	1.7
Oil Companies — Exploration & Production	1.6
Savings & Loans/Thrifts	1.6
Paper & Related Products	1.6
Electronic Measurement Instruments	1.6
Electronic Components — Semiconductors	1.4
Building Products — Cement	1.4
Metal Processors & Fabrication	1.3
Medical — Biomedical/Gene	1.3
Medical Products	1.3
Insurance Brokers	1.2
Retail — Apparel/Shoe	1.1
Building & Construction Products — Misc.	1.1
Food — Canned	1.1
Diversified Manufacturing Operations	1.0
Engineering/R&D Services	1.0
Chemicals — Diversified	1.0
Auto/Truck Parts & Equipment — Replacement	1.0
Miscellaneous Manufacturing	0.9
Machinery — General Industrial	0.9
Medical — Wholesale Drug Distribution	0.9
Oil & Gas Drilling	0.9
Batteries/Battery Systems	0.8
Medical Imaging Systems	0.8
Human Resources	0.8
Investment Companies	0.7
Office Supplies & Forms	0.7
Networking Products	0.7
Diversified Operations/Commercial Services	0.7
Insurance — Life/Health	0.7
Aerospace/Defense — Equipment	0.7
Dental Supplies & Equipment	0.7
Oil — Field Services	0.7
Funeral Services & Related Items	0.7
Lasers — System/Components	0.6
Printing — Commercial	0.6
Containers — Metal/Glass	0.6
Garden Products	0.6
Beverages — Non-alcoholic	0.6
Auto/Truck Parts & Equipment — Original	0.6
Medical — HMO	0.6
Chemicals — Plastics	0.6
Identification Systems	0.6
Telecommunication Equipment	0.6
Transactional Software	0.5
Applications Software	0.5
Disposable Medical Products	0.5
Finance — Leasing Companies	0.5
Distribution/Wholesale	0.5
Housewares	0.5
Computers — Memory Devices	0.5
Publishing — Newspapers	0.4
Electronic Parts Distribution	0.4
Medical — Hospitals	0.4
Medical Instruments	0.4
Commercial Services	0.4

Data Processing/Management	0.4
Multimedia	0.4
E — Marketing/Info	0.4
Commercial Services — Finance	0.4
Building — Heavy Construction	0.4
Diagnostic Kits	0.4
Rubber — Tires	0.4
Apparel Manufacturers	0.4
Building Products — Wood	0.3
Computers — Periphery Equipment	0.3
Engines — Internal Combustion	0.3
Food — Retail	0.3
Electronic Design Automation	0.3
Gold Mining	0.3
Building — Residential/Commercial	0.3
Security Services	0.3
Rental Auto/Equipment	0.2
Building & Construction — Misc.	0.2
Steel Pipe & Tube	0.2
Semiconductor Components — Integrated Circuits	0.2
Textile — Products	0.2
Retail — Discount	0.2
Machinery — Construction & Mining	0.2
Publishing — Books	0.2
Semiconductor Equipment	0.2
Building — Maintenance & Services	0.2
Schools	0.1
Finance — Consumer Loans	0.1
Retail — Jewelry	0.1
Food — Wholesale/Distribution	0.1
Consulting Services	0.1
Silver Mining	0.1
Food — Misc./Diversified	0.1
Precious Metals	0.1
Telecom Services	0.1
Retail — Sporting Goods	0.1
Retail — Convenience Store	0.1

102.8%

*	Calculated as a percentage of net assets

229

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.1%
Aerospace/Defense - Equipment — 0.7%
AAR Corp.	33,066	$812,101
Orbital ATK, Inc.	1,855	159,363
Triumph Group, Inc.	16,230	650,012

		1,621,476

Apparel Manufacturers — 0.4%
Delta Apparel, Inc.†	52,991	804,403

Applications Software — 0.5%
Progress Software Corp.†	50,423	1,209,648

Auto/Truck Parts & Equipment - Original — 0.6%
American Axle & Manufacturing Holdings, Inc.†	57,798	1,315,482

Auto/Truck Parts & Equipment - Replacement — 1.0%
Douglas Dynamics, Inc.	94,284	2,193,046

Banks - Commercial — 10.3%
Associated Banc-Corp.	152,240	3,122,442
BBCN Bancorp, Inc.	38,016	718,883
Chemical Financial Corp.	8,924	328,849
First Citizens BancShares, Inc., Class A	14,411	3,817,762
First Midwest Bancorp, Inc.	32,340	631,924
FirstMerit Corp.	61,975	1,253,754
Fulton Financial Corp.	83,940	1,214,612
Hancock Holding Co.	80,458	2,342,937
International Bancshares Corp.	24,596	750,424
Old National Bancorp	73,870	1,089,583
Prosperity Bancshares, Inc.	14,117	782,223
TCF Financial Corp.	173,492	2,657,898
UMB Financial Corp.	47,432	2,499,666
Umpqua Holdings Corp.	25,170	451,046
WesBanco, Inc.	12,566	426,239
Wintrust Financial Corp.	26,234	1,380,695

		23,468,937

Batteries/Battery Systems — 0.8%
EnerSys	32,377	1,907,005

Beverages - Non-alcoholic — 0.6%
Cott Corp.	128,742	1,346,641

Building & Construction Products - Misc. — 1.1%
Simpson Manufacturing Co., Inc.	68,215	2,532,823

Building & Construction - Misc. — 0.2%
Aegion Corp.†	23,288	513,268

Building Products - Cement — 1.4%
Eagle Materials, Inc.	45,729	3,158,959

Building Products - Wood — 0.3%
Universal Forest Products, Inc.	10,010	773,373

Building - Heavy Construction — 0.4%
Tutor Perini Corp.†	45,528	857,748

Building - Maintenance & Services — 0.2%
ABM Industries, Inc.	13,645	404,847

Building - Residential/Commercial — 0.3%
KB Home	45,640	643,068

Chemicals - Diversified — 1.0%
Innophos Holdings, Inc.	5,354	159,121
Innospec, Inc.	25,783	1,505,727
Olin Corp.	24,425	531,732

		2,196,580

Chemicals - Plastics — 0.6%
A. Schulman, Inc.	37,284	1,290,399

Security Description	Shares	Value (Note 2)

Chemicals - Specialty — 2.9%
Cabot Corp.	25,389	$1,105,437
H.B. Fuller Co.	33,970	1,352,346
Quaker Chemical Corp.	21,622	1,842,843
Sensient Technologies Corp.	25,728	1,719,660
Stepan Co.	13,290	691,877

		6,712,163

Commercial Services — 0.4%
HMS Holdings Corp.†	77,342	938,158

Commercial Services - Finance — 0.4%
Liberty Tax, Inc.	39,136	866,471

Computer Services — 2.5%
DST Systems, Inc.	16,820	2,056,750
Science Applications International Corp.	10,425	523,752
Sykes Enterprises, Inc.†	65,990	2,099,802
Teradata Corp.†	36,432	1,089,681

		5,769,985

Computers - Memory Devices — 0.5%
Brocade Communications Systems, Inc.	27,333	256,520
Imation Corp.†#	419,142	817,327

		1,073,847

Computers - Periphery Equipment — 0.3%
Lexmark International, Inc., Class A	22,370	768,186

Consulting Services — 0.1%
Navigant Consulting, Inc.†	14,170	247,975

Consumer Products - Misc. — 2.5%
Central Garden & Pet Co.†	62,143	917,852
Helen of Troy, Ltd.†	19,907	2,058,583
Spectrum Brands Holdings, Inc.	14,361	1,360,130
WD-40 Co.	14,257	1,408,164

		5,744,729

Containers - Metal/Glass — 0.6%
Owens-Illinois, Inc.†	21,000	405,090
Silgan Holdings, Inc.	18,637	1,012,548

		1,417,638

Data Processing/Management — 0.4%
Acxiom Corp.†	12,621	289,021
CSG Systems International, Inc.	17,610	629,205

		918,226

Dental Supplies & Equipment — 0.7%
Patterson Cos., Inc.	35,410	1,613,634

Diagnostic Kits — 0.4%
Meridian Bioscience, Inc.	43,387	849,084

Disposable Medical Products — 0.5%
STERIS PLC#	15,808	1,207,415

Distribution/Wholesale — 0.5%
Ingram Micro, Inc., Class A	37,444	1,158,143

Diversified Manufacturing Operations — 1.0%
Barnes Group, Inc.	34,082	1,312,839
Crane Co.	17,598	915,448

		2,228,287

Diversified Operations/Commercial Services — 0.7%
Viad Corp.	53,263	1,644,229

E-Marketing/Info — 0.4%
New Media Investment Group, Inc.#	48,447	882,220

230

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electric - Integrated — 2.2%
ALLETE, Inc.	19,339	$985,322
Hawaiian Electric Industries, Inc.	56,824	1,624,030
IDACORP, Inc.	17,548	1,193,966
Portland General Electric Co.	31,961	1,180,000

		4,983,318

Electronic Components - Misc. — 3.6%
AVX Corp.	102,142	1,377,895
Celestica, Inc.†	32,905	371,168
GSI Group, Inc.†	173,631	2,488,132
Sanmina Corp.†	33,992	770,599
Vishay Intertechnology, Inc.	264,967	3,158,407

		8,166,201

Electronic Components - Semiconductors — 1.4%
ChipMOS TECHNOLOGIES Bermuda, Ltd.	10,949	211,425
Diodes, Inc.†	14,300	333,047
DSP Group, Inc.†	72,863	759,961
IXYS Corp.	18,995	241,806
Microsemi Corp.†	28,645	1,031,507
QLogic Corp.†	52,709	679,946

		3,257,692

Electronic Design Automation — 0.3%
Mentor Graphics Corp.	36,225	678,494

Electronic Measurement Instruments — 1.6%
ESCO Technologies, Inc.	43,090	1,690,421
Itron, Inc.†	16,410	589,939
Orbotech, Ltd.†	63,146	1,290,073

		3,570,433

Electronic Parts Distribution — 0.4%
Tech Data Corp.†	14,220	961,983

Engineering/R&D Services — 1.0%
EMCOR Group, Inc.	43,850	2,210,040

Engines - Internal Combustion — 0.3%
Briggs & Stratton Corp.	39,938	760,420

Finance - Consumer Loans — 0.1%
Nelnet, Inc., Class A	8,893	293,469

Finance - Leasing Companies — 0.5%
Aircastle, Ltd.	55,408	1,161,352

Food - Canned — 1.1%
TreeHouse Foods, Inc.†	29,193	2,524,027

Food - Misc./Diversified — 0.1%
SunOpta, Inc.†	34,110	243,204

Food - Retail — 0.3%
SUPERVALU, Inc.†	112,619	756,800

Food - Wholesale/Distribution — 0.1%
SpartanNash Co.	11,620	251,224

Funeral Services & Related Items — 0.7%
Matthews International Corp., Class A	24,879	1,488,013

Garden Products — 0.6%
Scotts Miracle-Gro Co., Class A	19,707	1,375,352

Gold Mining — 0.3%
Royal Gold, Inc.	18,418	662,127

Housewares — 0.5%
Tupperware Brands Corp.	19,889	1,129,099

Human Resources — 0.8%
Korn/Ferry International	47,126	1,734,237

Security Description	Shares	Value (Note 2)

Identification Systems — 0.6%
Brady Corp., Class A	47,516	$1,253,947

Insurance Brokers — 1.2%
Brown & Brown, Inc.	82,818	2,688,272

Insurance - Life/Health — 0.7%
Fidelity & Guaranty Life	25,415	652,657
Symetra Financial Corp.	31,171	981,263

		1,633,920

Insurance - Property/Casualty — 2.0%
Hanover Insurance Group, Inc.	13,210	1,117,566
ProAssurance Corp.	41,998	2,222,114
Stewart Information Services Corp.	28,010	1,213,954

		4,553,634

Insurance - Reinsurance — 2.9%
Aspen Insurance Holdings, Ltd.	18,519	935,580
Endurance Specialty Holdings, Ltd.	37,287	2,459,450
RenaissanceRe Holdings, Ltd.	8,509	942,457
Validus Holdings, Ltd.	50,443	2,379,901

		6,717,388

Investment Companies — 0.7%
Apollo Investment Corp.#	121,493	771,481
New Mountain Finance Corp.#	46,978	665,678
Prospect Capital Corp.	31,398	235,485

		1,672,644

Investment Management/Advisor Services — 1.7%
CIFC Corp.	40,429	283,003
Janus Capital Group, Inc.	60,634	957,411
Waddell & Reed Financial, Inc., Class A	12,890	482,086
Westwood Holdings Group, Inc.	36,736	2,143,545

		3,866,045

Lasers - System/Components — 0.6%
Coherent, Inc.†	21,370	1,451,450

Machinery - Construction & Mining — 0.2%
Hyster-Yale Materials Handling, Inc.	7,442	430,371

Machinery - Electrical — 1.9%
Babcock & Wilcox Enterprises, Inc.†	12,047	230,700
Franklin Electric Co., Inc.	78,573	2,562,266
Regal Beloit Corp.	24,746	1,595,127

		4,388,093

Machinery - General Industrial — 0.9%
Kadant, Inc.	47,851	2,072,427

Medical Imaging Systems — 0.8%
Analogic Corp.	20,797	1,737,589

Medical Instruments — 0.4%
CryoLife, Inc.	45,251	491,426
Integra LifeSciences Holdings Corp.†	7,465	468,130

		959,556

Medical Products — 1.3%
Haemonetics Corp.†	35,725	1,151,774
Halyard Health, Inc.†	28,196	901,990
Hill-Rom Holdings, Inc.	17,606	896,321

		2,950,085

Medical - Biomedical/Gene — 1.3%
Bio-Rad Laboratories, Inc., Class A†	8,921	1,246,442
Charles River Laboratories International, Inc.†	5,915	452,912
Myriad Genetics, Inc.†	11,665	507,427
Theravance, Inc.#	83,324	770,747

		2,977,528

231

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - HMO — 0.6%
Triple-S Management Corp., Class B†	15,408	$407,387
WellCare Health Plans, Inc.†	10,883	897,630

		1,305,017

Medical - Hospitals — 0.4%
Select Medical Holdings Corp.	79,530	959,927

Medical - Wholesale Drug Distribution — 0.9%
Owens & Minor, Inc.	51,131	1,969,055

Metal Processors & Fabrication — 1.3%
Global Brass & Copper Holdings, Inc.	19,318	449,337
Mueller Industries, Inc.	80,652	2,539,731

		2,989,068

Miscellaneous Manufacturing — 0.9%
Hillenbrand, Inc.	68,669	2,079,984

Multimedia — 0.4%
Meredith Corp.	19,045	888,449

Networking Products — 0.7%
NETGEAR, Inc.†	37,473	1,652,934

Office Supplies & Forms — 0.7%
ACCO Brands Corp.†	215,015	1,659,916

Oil & Gas Drilling — 0.9%
Atwood Oceanics, Inc.#	67,776	1,076,283
Patterson-UTI Energy, Inc.	54,603	885,661

		1,961,944

Oil Companies - Exploration & Production — 1.6%
Bellatrix Exploration, Ltd.†	100,480	161,773
Denbury Resources, Inc.	71,810	265,697
Energen Corp.	15,373	911,465
Gran Tierra Energy, Inc.†	116,720	291,800
Gulfport Energy Corp.†	28,626	727,673
PDC Energy, Inc.†	11,920	673,361
RSP Permian, Inc.†	17,224	488,817
Ultra Petroleum Corp.†	53,525	214,635

		3,735,221

Oil - Field Services — 0.7%
CARBO Ceramics, Inc.#	30,469	567,942
Steel Excel, Inc.†	63,655	930,636

		1,498,578

Paper & Related Products — 1.6%
Neenah Paper, Inc.	26,044	1,731,145
Schweitzer-Mauduit International, Inc.	44,824	1,874,539

		3,605,684

Precious Metals — 0.1%
Coeur Mining, Inc.†	69,733	178,516

Printing - Commercial — 0.6%
Quad/Graphics, Inc.	49,559	511,449
RR Donnelley & Sons Co.	57,927	932,045

		1,443,494

Publishing - Books — 0.2%
John Wiley & Sons, Inc., Class A	8,342	430,364

Publishing - Newspapers — 0.4%
A.H. Belo Corp., Class A	179,264	993,123

Real Estate Investment Trusts — 5.9%
Apollo Commercial Real Estate Finance, Inc.	40,142	704,492
Apollo Residential Mortgage, Inc.	35,042	454,845
Ashford Hospitality Prime, Inc.	22,450	318,790

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Ashford Hospitality Trust, Inc.	69,305	$487,214
Brandywine Realty Trust	77,290	1,063,510
CBL & Associates Properties, Inc.	44,879	586,569
GEO Group, Inc.	25,049	734,437
Gramercy Property Trust, Inc.	48,236	1,152,358
Hatteras Financial Corp.	126,815	1,785,555
Hospitality Properties Trust	19,644	545,514
LaSalle Hotel Properties	39,492	1,114,069
Mack-Cali Realty Corp.	56,191	1,320,489
Medical Properties Trust, Inc.	75,275	904,053
New Residential Investment Corp.	57,210	727,711
Pennsylvania Real Estate Investment Trust	46,847	1,010,021
RAIT Financial Trust	131,168	566,646

		13,476,273

Rental Auto/Equipment — 0.2%
Aaron’s, Inc.	11,565	280,683
Rent-A-Center, Inc.	15,184	260,557

		541,240

Retail - Apparel/Shoe — 1.1%
Ascena Retail Group, Inc.†	26,975	305,627
Buckle, Inc.#	38,775	1,231,106
Christopher & Banks Corp.†#	122,467	171,454
Finish Line, Inc., Class A	12,630	209,531
Guess?, Inc.#	31,400	618,266

		2,535,984

Retail - Convenience Store — 0.1%
TravelCenters of America LLC†	11,900	118,286

Retail - Discount — 0.2%
Big Lots, Inc.	10,150	456,648

Retail - Jewelry — 0.1%
Movado Group, Inc.	9,500	254,125

Retail - Restaurants — 3.6%
Bloomin’ Brands, Inc.	12,450	215,509
Brinker International, Inc.	15,345	700,039
Denny’s Corp.†	89,318	861,025
DineEquity, Inc.	28,046	2,379,423
Krispy Kreme Doughnuts, Inc.†	125,042	1,768,094
Ruby Tuesday, Inc.†	112,596	622,656
Wendy’s Co.	167,733	1,762,874

		8,309,620

Retail - Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	17,108	165,263

Rubber - Tires — 0.4%
Cooper Tire & Rubber Co.	19,830	832,662

Savings & Loans/Thrifts — 1.6%
Clifton Bancorp, Inc.	48,178	714,962
First Niagara Financial Group, Inc.	167,867	1,809,606
Washington Federal, Inc.	46,500	1,201,560

		3,726,128

Schools — 0.1%
DeVry Education Group, Inc.	13,385	317,894

Security Services — 0.3%
Brink’s Co.	19,940	641,669

Semiconductor Components - Integrated Circuits — 0.2%
Exar Corp.†	71,623	461,252

Semiconductor Equipment — 0.2%
Kulicke & Soffa Industries, Inc.†	35,795	422,739

232

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Silver Mining — 0.1%
Pan American Silver Corp.	34,994	$243,558

Steel Pipe & Tube — 0.2%
TimkenSteel Corp.	48,884	499,106

Telecom Services — 0.1%
Aviat Networks, Inc.†	180,935	168,270

Telecommunication Equipment — 0.6%
ARRIS Group, Inc.†	11,921	364,425
Plantronics, Inc.	16,690	883,068

		1,247,493

Textile - Products — 0.2%
Dixie Group, Inc.†#	81,342	458,769

Transactional Software — 0.5%
ACI Worldwide, Inc.†	51,750	1,217,160

Total Long-Term Investment Securities
(cost $201,501,174)		219,283,940

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 6.7%
Registered Investment Companies — 3.1%
State Street Navigator Securities Lending Prime Portfolio 0.24%(1)(2)	7,067,134	$7,067,134

Time Deposits — 3.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2015	$8,178,000	8,178,000

Total Short-Term Investment Securities
(cost $15,245,134)		15,245,134

TOTAL INVESTMENTS
(cost $216,746,308)(3)	102.8%	234,529,074
Liabilities in excess of other assets	(2.8)	(6,372,957)

NET ASSETS	100.0%	$228,156,117

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At November 30, 2015, the Fund had loaned securities with a total value of $6,887,301. This was secured by collateral of $7,067,134, which was received in cash and subsequently invested in short-term investments currently valued at $7,067,134 as reported in the Portfolio of Investments.
(2)	The rate shown is the 7-day yield as of November 30, 2015.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$219,283,940	$—	$—	$219,283,940
Short-Term Investment Securities:
Registered Investment Companies	7,067,134	—	—	7,067,134
Time Deposits	—	8,178,000	—	8,178,000

Total Investments at Value	$226,351,074	$8,178,000	$—	$234,529,074

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

233

VALIC Company I Small-Mid Growth Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Registered Investment Companies	14.1%
Applications Software	5.7
Retail — Restaurants	4.6
Commercial Services — Finance	4.4
Medical — Drugs	4.3
Banks — Commercial	4.0
Retail — Apparel/Shoe	3.4
Medical — Biomedical/Gene	3.0
Medical Products	2.9
Medical — Hospitals	2.9
Food — Misc./Diversified	2.5
Instruments — Controls	2.1
Transactional Software	2.1
Retail — Perfume & Cosmetics	2.0
Real Estate Investment Trusts	2.0
Machinery — General Industrial	2.0
Coatings/Paint	2.0
Machinery — Pumps	1.9
Enterprise Software/Service	1.8
Retail — Gardening Products	1.8
Electronic Components — Semiconductors	1.7
Building — Heavy Construction	1.7
Computers — Periphery Equipment	1.7
Building & Construction Products — Misc.	1.7
Internet Application Software	1.6
Food — Retail	1.6
Telecom Services	1.5
Commercial Services	1.5
Retail — Home Furnishings	1.5
Auto/Truck Parts & Equipment — Original	1.5
Distribution/Wholesale	1.4
Drug Delivery Systems	1.4
Retail — Auto Parts	1.4
Computer Software	1.4
Electronic Connectors	1.4
Apparel Manufacturers	1.3
Diagnostic Equipment	1.3
Hazardous Waste Disposal	1.3
Instruments — Scientific	1.3
Chemicals — Specialty	1.2
Consumer Products — Misc.	1.2
Food — Canned	1.2
Retail — Misc./Diversified	1.1
Power Converter/Supply Equipment	1.0
Transport — Rail	1.0
Transport — Truck	1.0
Oil Field Machinery & Equipment	0.9
Building — Residential/Commercial	0.7
Finance — Consumer Loans	0.7
Aerospace/Defense	0.6
Retail — Pet Food & Supplies	0.6
Office Supplies & Forms	0.6
Physicians Practice Management	0.6
Consulting Services	0.5
E-Commerce/Services	0.5
Web Hosting/Design	0.5
Financial Guarantee Insurance	0.5
Therapeutics	0.5
Television	0.4
Banks — Super Regional	0.3
Computers — Memory Devices	0.2

113.5%

*	Calculated as a percentage of net assets

234

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.4%
Aerospace/Defense — 0.6%
Aerovironment, Inc.†	30,420	$778,144

Apparel Manufacturers — 1.3%
Under Armour, Inc., Class A†#	18,756	1,617,142

Applications Software — 5.7%
Demandware, Inc.†#	29,791	1,523,810
NetSuite, Inc.†#	7,451	636,315
Red Hat, Inc.†	18,471	1,503,724
ServiceNow, Inc.†	23,433	2,038,905
Tableau Software, Inc., Class A†	13,666	1,326,012

		7,028,766

Auto/Truck Parts & Equipment - Original — 1.5%
BorgWarner, Inc.	42,777	1,826,150

Banks - Commercial — 4.0%
Eagle Bancorp, Inc.†	46,681	2,550,183
First Republic Bank	35,313	2,431,653

		4,981,836

Banks - Super Regional — 0.3%
Independent Bank Group, Inc.#	8,744	349,498

Building & Construction Products - Misc. — 1.7%
Fortune Brands Home & Security, Inc.	37,259	2,048,127

Building - Heavy Construction — 1.7%
SBA Communications Corp., Class A†	20,216	2,125,915

Building - Residential/Commercial — 0.7%
M/I Homes, Inc.†	38,333	895,459

Chemicals - Specialty — 1.2%
Ashland, Inc.#	13,477	1,518,184

Coatings/Paint — 2.0%
Axalta Coating Systems, Ltd.†	83,392	2,420,036

Commercial Services — 1.5%
Healthcare Services Group, Inc.	51,291	1,894,689

Commercial Services - Finance — 4.4%
EVERTEC, Inc.	38,457	660,691
FleetCor Technologies, Inc.†	9,997	1,536,639
Global Payments, Inc.	19,144	1,356,352
Sabre Corp.	66,595	1,948,570

		5,502,252

Computer Software — 1.4%
InterXion Holding NV†	55,288	1,698,447

Computers - Memory Devices — 0.2%
Pure Storage, Inc., Class A†#	17,850	230,443

Computers - Periphery Equipment — 1.7%
Electronics For Imaging, Inc.†	33,526	1,645,456
Kornit Digital, Ltd.†#	39,944	473,336

		2,118,792

Consulting Services — 0.5%
Advisory Board Co.†	12,583	677,469

Consumer Products - Misc. — 1.2%
Jarden Corp.†	31,410	1,466,219

Diagnostic Equipment — 1.3%
Cepheid†	43,921	1,578,521

Distribution/Wholesale — 1.4%
LKQ Corp.†	58,709	1,731,328

Security Description	Shares	Value (Note 2)

Drug Delivery Systems — 1.4%
DexCom, Inc.†	16,591	$1,410,567
Revance Therapeutics, Inc.†#	7,978	309,626

		1,720,193

E-Commerce/Services — 0.5%
Match Group, Inc.†#	42,040	608,739

Electronic Components - Semiconductors — 1.7%
Qorvo, Inc.†	37,217	2,161,191

Electronic Connectors — 1.4%
Amphenol Corp., Class A	30,371	1,671,924

Enterprise Software/Service — 1.8%
Evolent Health, Inc.†#	35,860	583,801
Guidewire Software, Inc.†	18,268	1,083,840
OPOWER, Inc.†#	59,943	562,865

		2,230,506

Finance - Consumer Loans — 0.7%
SLM Corp.†	118,928	803,359

Financial Guarantee Insurance — 0.5%
MGIC Investment Corp.†	62,829	599,389

Food - Canned — 1.2%
TreeHouse Foods, Inc.†	16,861	1,457,802

Food - Misc./Diversified — 2.5%
Blue Buffalo Pet Products, Inc.†#	33,504	602,067
Hain Celestial Group, Inc.†	23,058	984,577
McCormick & Co., Inc.#	18,080	1,553,433

		3,140,077

Food - Retail — 1.6%
Sprouts Farmers Market, Inc.†	19,720	475,844
Whole Foods Market, Inc.	49,862	1,453,477

		1,929,321

Hazardous Waste Disposal — 1.3%
Stericycle, Inc.†#	13,062	1,576,845

Instruments - Controls — 2.1%
Mettler-Toledo International, Inc.†	2,201	754,459
Sensata Technologies Holding NV†	41,189	1,886,868

		2,641,327

Instruments - Scientific — 1.3%
PerkinElmer, Inc.	29,262	1,555,568

Internet Application Software — 1.6%
Splunk, Inc.†	33,213	1,976,173

Machinery - General Industrial — 2.0%
Middleby Corp.†	22,020	2,423,081

Machinery - Pumps — 1.9%
Graco, Inc.	23,676	1,786,591
Xylem, Inc.	16,652	621,453

		2,408,044

Medical Products — 2.9%
ABIOMED, Inc.†	8,321	678,744
Henry Schein, Inc.†	9,586	1,500,017
Teleflex, Inc.#	10,938	1,440,535

		3,619,296

Medical - Biomedical/Gene — 3.0%
Achillion Pharmaceuticals, Inc.†#	56,890	579,140
Alder Biopharmaceuticals, Inc.†	12,835	478,232

235

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Corium International, Inc.†#	53,356	$437,519
Dynavax Technologies Corp.†	11,372	317,165
Medivation, Inc.†	11,629	491,674
Nivalis Therapeutics, Inc.†	15,024	124,699
Otonomy, Inc.†#	15,380	405,878
Ultragenyx Pharmaceutical, Inc.†	9,345	918,801

		3,753,108

Medical - Drugs — 4.3%
Alkermes PLC†	21,170	1,553,031
Amicus Therapeutics, Inc.†#	46,999	504,299
Cempra, Inc.†#	46,793	1,493,165
Cidara Therapeutics, Inc.†#	13,340	205,703
Galapagos NV ADR†	16,258	808,348
Ophthotech Corp.†	11,406	725,079

		5,289,625

Medical - Hospitals — 2.9%
Acadia Healthcare Co., Inc.†	27,454	1,894,601
Adeptus Health, Inc., Class A†#	28,634	1,720,617

		3,615,218

Office Supplies & Forms — 0.6%
Avery Dennison Corp.	10,403	686,182

Oil Field Machinery & Equipment — 0.9%
Dril-Quip, Inc.†	17,961	1,133,519

Physicians Practice Management — 0.6%
MEDNAX, Inc.†	9,591	684,510

Power Converter/Supply Equipment — 1.0%
Hubbell, Inc., Class B	12,812	1,272,103

Real Estate Investment Trusts — 2.0%
Equinix, Inc.	8,285	2,456,502

Retail - Apparel/Shoe — 3.4%
Burlington Stores, Inc.†	28,260	1,359,589
Kate Spade & Co.†	67,882	1,360,355
PVH Corp.	16,904	1,543,166

		4,263,110

Retail - Auto Parts — 1.4%
Advance Auto Parts, Inc.	10,442	1,699,227

Retail - Gardening Products — 1.8%
Tractor Supply Co.	24,489	2,188,092

Retail - Home Furnishings — 1.5%
Restoration Hardware Holdings, Inc.†#	20,832	1,872,172

Retail - Misc./Diversified — 1.1%
Five Below, Inc.†	49,095	1,375,151

Retail - Perfume & Cosmetics — 2.0%
Ulta Salon Cosmetics & Fragrance, Inc.†	15,165	2,532,555

Retail - Pet Food & Supplies — 0.6%
Freshpet, Inc.†#	88,213	759,514

Retail - Restaurants — 4.6%
Bloomin’ Brands, Inc.	47,340	819,455
Jack in the Box, Inc.	17,771	1,317,542
Panera Bread Co., Class A†	14,183	2,578,470
Zoe’s Kitchen, Inc.†#	30,460	1,036,249

		5,751,716

Telecom Services — 1.5%
Level 3 Communications, Inc.†	37,285	1,895,196

Security Description	Shares	Value (Note 2)

Television — 0.4%
AMC Networks, Inc., Class A†	6,277	$510,383

Therapeutics — 0.5%
Voyager Therapeutics, Inc.†	22,224	559,823

Transactional Software — 2.1%
Black Knight Financial Services, Inc., Class A†	76,011	2,637,582

Transport - Rail — 1.0%
Kansas City Southern	13,792	1,253,969

Transport - Truck — 1.0%
Swift Transportation Co.†#	75,986	1,213,496

Web Hosting/Design — 0.5%
GoDaddy, Inc., Class A†	19,577	608,257

Total Long-Term Investment Securities
(cost $110,782,368)		123,021,262

SHORT-TERM INVESTMENT SECURITIES — 14.1%
Registered Investment Companies — 14.1%
SSgA U.S. Government Money Market Fund 0.00%(2)	1,235,667	1,235,667
State Street Navigator Securities Lending Prime Portfolio 0.24%(1)(2)	16,300,374	16,300,374

Total Short-Term Investment Securities
(cost $17,536,041)		17,536,041

TOTAL INVESTMENTS
(cost $128,318,409)(3)	113.5%	140,557,303
Liabilities in excess of other assets	(13.5)	(16,750,865)

NET ASSETS	100.0%	$123,806,438

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At November 30, 2015, the Fund had loaned securities with a total value of $19,639,572. This was secured by collateral of $16,300,374, which was received in cash and subsequently invested in short-term investments currently valued at $16,300,374 as reported in the Portfolio of Investments. Additional collateral of $4,020,121 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 12/15/2044	$160,810
Federal National Mtg. Assoc.	2.00% to 4.25%	12/01/2027 to 02/25/2044	356,803
Government National Mtg. Assoc.	0.40% to 4.00%	04/20/2039 to 12/16/2052	25,206
United States Treasury Bills	0.00%	12/10/2015 to 07/21/2016	361,570
United States Treasury Notes/Bonds	0.13% to 8.88%	01/15/2016 to 05/15/2045	3,115,732

(2)	The rate shown is the 7-day yield as of November 30, 2015.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

See Notes to Financial Statements

236

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$123,021,262	$—	$—	$123,021,262
Short-Term Investment Securities	17,536,041	—	—	17,536,041

Total Investments at Value	$140,557,303	$—	$—	$140,557,303

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

237

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Medical — Drugs	6.3%
Diversified Banking Institutions	3.9
Computers	3.8
Medical — Biomedical/Gene	3.1
Applications Software	2.9
Oil Companies — Integrated	2.9
Diversified Manufacturing Operations	2.7
Banks — Super Regional	2.6
Real Estate Investment Trusts	2.6
Web Portals/ISP	2.5
Electric — Integrated	2.5
Telephone — Integrated	2.2
Electronic Components — Semiconductors	2.1
Beverages — Non-alcoholic	2.0
Finance — Credit Card	1.9
Oil Companies — Exploration & Production	1.8
Multimedia	1.6
E-Commerce/Products	1.6
Tobacco	1.6
Cosmetics & Toiletries	1.5
Aerospace/Defense	1.5
Computer Services	1.5
Insurance — Multi-line	1.4
Retail — Restaurants	1.4
Registered Investment Companies	1.4
Insurance — Reinsurance	1.4
Retail — Discount	1.3
Retail — Building Products	1.3
Medical — HMO	1.3
Internet Content — Entertainment	1.3
Cable/Satellite TV	1.1
Food — Misc./Diversified	1.1
Chemicals — Diversified	1.1
Medical Instruments	1.0
Retail — Drug Store	1.0
Commercial Services — Finance	0.9
Oil — Field Services	0.8
Transport — Rail	0.8
Networking Products	0.7
E-Commerce/Services	0.7
Transport — Services	0.7
Enterprise Software/Service	0.7
Investment Management/Advisor Services	0.7
Oil Refining & Marketing	0.7
Medical Products	0.7
Airlines	0.6
Insurance — Life/Health	0.6
Auto — Cars/Light Trucks	0.6
Semiconductor Components — Integrated Circuits	0.6
Computers — Memory Devices	0.5
Pipelines	0.5
Banks — Fiduciary	0.5
Medical — Wholesale Drug Distribution	0.5
Aerospace/Defense — Equipment	0.5
Athletic Footwear	0.5
Repurchase Agreements	0.5
Insurance — Property/Casualty	0.4
Instruments — Controls	0.4
Instruments — Scientific	0.4
Retail — Apparel/Shoe	0.4
Banks — Commercial	0.4
Finance — Other Services	0.4
Industrial Gases	0.4
Apparel Manufacturers	0.4
Auto/Truck Parts & Equipment — Original	0.3
Agricultural Chemicals	0.3
Retail — Auto Parts	0.3
Data Processing/Management	0.3
Consumer Products — Misc.	0.3

Pharmacy Services	0.3
Diagnostic Equipment	0.3
Insurance Brokers	0.3
Retail — Major Department Stores	0.3
Electronic Components — Misc.	0.3
Finance — Investment Banker/Broker	0.3
Food — Retail	0.3
Electric Products — Misc.	0.3
Electronic Forms	0.2
Semiconductor Equipment	0.2
Gas — Distribution	0.2
Machinery — Construction & Mining	0.2
Medical — Generic Drugs	0.2
Chemicals — Specialty	0.2
Entertainment Software	0.2
Distribution/Wholesale	0.2
Cruise Lines	0.2
Medical — Hospitals	0.2
Hotels/Motels	0.2
Oil Field Machinery & Equipment	0.2
Beverages — Wine/Spirits	0.2
Non — Hazardous Waste Disposal	0.2
Metal Processors & Fabrication	0.2
Television	0.2
U.S. Government Treasuries	0.1
Advertising Agencies	0.1
Food — Confectionery	0.1
Tools — Hand Held	0.1
Building — Residential/Commercial	0.1
Food — Meat Products	0.1
Machinery — Farming	0.1
Building Products — Cement	0.1
Electric — Distribution	0.1
Containers — Paper/Plastic	0.1
Internet Security	0.1
Retail — Regional Department Stores	0.1
Agricultural Operations	0.1
Medical Labs & Testing Services	0.1
Coatings/Paint	0.1
Food — Wholesale/Distribution	0.1
Electronic Security Devices	0.1
Machinery — General Industrial	0.1
Retail — Jewelry	0.1
Auto — Heavy Duty Trucks	0.1
Medical Information Systems	0.1
Finance — Consumer Loans	0.1
Electronic Measurement Instruments	0.1
Broadcast Services/Program	0.1
Paper & Related Products	0.1
Advertising Services	0.1
Electronic Connectors	0.1
Retail — Automobile	0.1
Oil & Gas Drilling	0.1
Engines — Internal Combustion	0.1
Toys	0.1
Vitamins & Nutrition Products	0.1
Telecom Services	0.1
Brewery	0.1
Office Automation & Equipment	0.1
Computer Aided Design	0.1
Industrial Automated/Robotic	0.1
Disposable Medical Products	0.1
Steel — Producers	0.1
Machinery — Pumps	0.1
Appliances	0.1
Containers — Metal/Glass	0.1
Engineering/R&D Services	0.1
Dental Supplies & Equipment	0.1
Dialysis Centers	0.1

238

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited) — (continued)

Industry Allocation* (continued)

Metal — Aluminum	0.1%
Retail — Gardening Products	0.1
Textile — Home Furnishings	0.1
Home Decoration Products	0.1
Commercial Services	0.1
Consulting Services	0.1
Wireless Equipment	0.1
Real Estate Management/Services	0.1
Telecommunication Equipment	0.1
Computer Software	0.1
Building Products — Wood	0.1
Hazardous Waste Disposal	0.1
Motorcycle/Motor Scooter	0.1
Electronics — Military	0.1
Retail — Consumer Electronics	0.1
Gold Mining	0.1
Rubber — Tires	0.1
Metal — Copper	0.1
Retail — Bedding	0.1

101.2%

*	Calculated as a percentage of net assets

239

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	93,106	$2,141,438
Omnicom Group, Inc.#	55,117	4,074,249

		6,215,687

Advertising Services — 0.1%
Nielsen Holdings PLC	83,228	3,885,083

Aerospace/Defense — 1.5%
Boeing Co.	144,905	21,076,432
General Dynamics Corp.	68,823	10,079,816
Lockheed Martin Corp.#	60,587	13,278,247
Northrop Grumman Corp.	42,513	7,922,723
Raytheon Co.	68,865	8,541,326
Rockwell Collins, Inc.	29,894	2,770,576

		63,669,120

Aerospace/Defense - Equipment — 0.5%
Harris Corp.	28,147	2,339,860
United Technologies Corp.	187,903	18,048,083

		20,387,943

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	52,871	2,439,468
Monsanto Co.	99,736	9,490,878
Mosaic Co.	76,490	2,420,143

		14,350,489

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	138,148	5,041,021

Airlines — 0.6%
American Airlines Group, Inc.#	143,013	5,900,716
Delta Air Lines, Inc.	180,449	8,383,660
Southwest Airlines Co.	149,585	6,862,960
United Continental Holdings, Inc.†	85,701	4,776,117

		25,923,453

Apparel Manufacturers — 0.4%
Hanesbrands, Inc.	91,308	2,800,416
Michael Kors Holdings, Ltd.†	43,881	1,887,761
Ralph Lauren Corp.	13,559	1,684,163
Under Armour, Inc., Class A†#	40,827	3,520,104
VF Corp.	77,251	4,998,140

		14,890,584

Appliances — 0.1%
Whirlpool Corp.#	17,790	2,891,231

Applications Software — 2.9%
Citrix Systems, Inc.†	36,458	2,795,235
Intuit, Inc.	62,911	6,303,682
Microsoft Corp.	1,814,469	98,616,390
Red Hat, Inc.†	41,626	3,388,773
Salesforce.com, Inc.†	140,748	11,216,208

		122,320,288

Athletic Footwear — 0.5%
NIKE, Inc., Class B	153,791	20,343,473

Audio/Video Products — 0.0%
Harman International Industries, Inc.#	16,146	1,665,621

Auto - Cars/Light Trucks — 0.6%
Ford Motor Co.	884,093	12,669,053
General Motors Co.	327,013	11,837,870

		24,506,923

Security Description	Shares	Value (Note 2)

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	80,530	$4,184,339

Auto/Truck Parts & Equipment - Original — 0.3%
BorgWarner, Inc.	51,343	2,191,833
Delphi Automotive PLC	64,509	5,669,051
Johnson Controls, Inc.	148,386	6,825,756

		14,686,640

Banks - Commercial — 0.4%
BB&T Corp.	176,866	6,830,565
M&T Bank Corp.#	36,928	4,628,186
Regions Financial Corp.	300,576	3,047,841
Zions Bancorporation	46,319	1,387,717

		15,894,309

Banks - Fiduciary — 0.5%
Bank of New York Mellon Corp.	251,031	11,005,199
Northern Trust Corp.	49,657	3,721,296
State Street Corp.	92,587	6,719,964

		21,446,459

Banks - Super Regional — 2.6%
Capital One Financial Corp.	123,059	9,661,362
Comerica, Inc.	40,366	1,870,964
Fifth Third Bancorp	182,230	3,766,694
Huntington Bancshares, Inc.	182,188	2,129,778
KeyCorp	190,763	2,500,903
PNC Financial Services Group, Inc.#	116,518	11,128,634
SunTrust Banks, Inc.	117,527	5,103,022
US Bancorp	375,541	16,482,495
Wells Fargo & Co.#	1,059,771	58,393,382

		111,037,234

Beverages - Non-alcoholic — 2.0%
Coca-Cola Co.	888,181	37,854,274
Coca-Cola Enterprises, Inc.	47,814	2,405,044
Dr Pepper Snapple Group, Inc.	43,306	3,886,714
Monster Beverage Corp.†	34,499	5,333,891
PepsiCo, Inc.	333,264	33,379,722

		82,859,645

Beverages - Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	24,072	2,468,343
Constellation Brands, Inc., Class A	39,018	5,472,665

		7,941,008

Brewery — 0.1%
Molson Coors Brewing Co., Class B	35,854	3,299,644

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†#	33,872	1,054,774
Discovery Communications, Inc., Class C†	58,492	1,730,193
Scripps Networks Interactive, Inc., Class A#	21,371	1,213,873

		3,998,840

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.	15,200	2,392,480
Vulcan Materials Co.	30,215	3,102,174

		5,494,654

Building Products - Wood — 0.1%
Masco Corp.	78,031	2,333,907

Building - Residential/Commercial — 0.1%
D.R. Horton, Inc.	74,056	2,392,749
Lennar Corp., Class A#	39,460	2,020,747
PulteGroup, Inc.	72,833	1,418,787

		5,832,283

240

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Cable/Satellite TV — 1.1%
Cablevision Systems Corp., Class A	50,441	$1,538,450
Comcast Corp., Class A	479,772	29,198,924
Comcast Corp., Special Class A#	78,832	4,811,905
Time Warner Cable, Inc.	64,197	11,861,680

		47,410,959

Casino Hotels — 0.0%
Wynn Resorts, Ltd.#	18,428	1,156,726

Chemicals - Diversified — 1.1%
Dow Chemical Co.	262,734	13,696,323
E.I. du Pont de Nemours & Co.	205,277	13,823,353
Eastman Chemical Co.	33,727	2,450,267
FMC Corp.	30,313	1,302,550
LyondellBasell Industries NV, Class A	84,553	8,101,868
PPG Industries, Inc.	61,417	6,494,234

		45,868,595

Chemicals - Specialty — 0.2%
Ecolab, Inc.	60,252	7,179,628
International Flavors & Fragrances, Inc.#	18,282	2,194,023

		9,373,651

Coal — 0.0%
CONSOL Energy, Inc.#	51,953	409,390

Coatings/Paint — 0.1%
Sherwin-Williams Co.	17,974	4,962,082

Coffee — 0.0%
Keurig Green Mountain, Inc.	27,261	1,428,476

Commercial Services — 0.1%
Cintas Corp.	20,253	1,854,972
Quanta Services, Inc.†	36,916	813,998

		2,668,970

Commercial Services - Finance — 0.9%
Automatic Data Processing, Inc.	105,676	9,115,612
Equifax, Inc.	26,826	2,991,099
H&R Block, Inc.	53,492	1,962,622
McGraw Hill Financial, Inc.	61,821	5,963,872
Moody’s Corp.	39,534	4,076,746
PayPal Holdings, Inc.†	251,605	8,871,592
Total System Services, Inc.	38,393	2,148,472
Western Union Co.#	116,026	2,188,250

		37,318,265

Computer Aided Design — 0.1%
Autodesk, Inc.†	51,317	3,257,090

Computer Services — 1.5%
Accenture PLC, Class A	141,595	15,181,816
Cognizant Technology Solutions Corp., Class A†	138,281	8,930,187
Computer Sciences Corp.	31,383	983,229
CSRA, Inc.†	31,383	988,878
Hewlett Packard Enterprise Co.	409,814	6,089,836
International Business Machines Corp.	204,444	28,503,583
Teradata Corp.†	32,124	960,829

		61,638,358

Computer Software — 0.1%
Akamai Technologies, Inc.†	40,517	2,334,184

Computers — 3.8%
Apple, Inc.	1,293,753	153,050,980
HP, Inc.	409,814	5,139,067

		158,190,047

Security Description	Shares	Value (Note 2)

Computers-Memory Devices — 0.5%
EMC Corp.	436,655	$11,064,838
NetApp, Inc.	68,079	2,087,302
SanDisk Corp.	46,380	3,426,090
Seagate Technology PLC#	68,521	2,462,645
Western Digital Corp.	52,271	3,262,233

		22,303,108

Consulting Services — 0.1%
Verisk Analytics, Inc.†#	35,166	2,635,692

Consumer Products - Misc. — 0.3%
Clorox Co.#	29,185	3,627,696
Kimberly-Clark Corp.	82,642	9,846,794

		13,474,490

Containers - Metal/Glass — 0.1%
Ball Corp.	31,345	2,175,970
Owens-Illinois, Inc.†	36,473	703,564

		2,879,534

Containers - Paper/Plastic — 0.1%
Sealed Air Corp.	46,699	2,118,267
WestRock Co.	59,404	3,007,624

		5,125,891

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	204,209	13,412,447
Estee Lauder Cos., Inc., Class A	51,240	4,310,309
Procter & Gamble Co.	615,388	46,055,638

		63,778,394

Cruise Lines — 0.2%
Carnival Corp.	105,015	5,306,408
Royal Caribbean Cruises, Ltd.#	38,920	3,604,381

		8,910,789

Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	8,192	883,016
Fidelity National Information Services, Inc.	63,882	4,067,367
Fiserv, Inc.†	53,218	5,121,700
Paychex, Inc.	72,931	3,956,507

		14,028,590

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	31,718	1,924,014
Patterson Cos., Inc.	19,700	897,729

		2,821,743

Diagnostic Equipment — 0.3%
Danaher Corp.	134,902	13,003,204

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	38,623	2,821,024

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	16,833	3,144,741

Distribution/Wholesale — 0.2%
Fastenal Co.#	65,829	2,671,341
Fossil Group, Inc.†#	9,394	361,387
Genuine Parts Co.	34,392	3,116,947
WW Grainger, Inc.#	13,770	2,761,436

		8,911,111

Diversified Banking Institutions — 3.9%
Bank of America Corp.	2,374,955	41,395,466
Citigroup, Inc.	682,831	36,934,329
Goldman Sachs Group, Inc.	91,329	17,354,336

241

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co.	838,965	$55,942,186
Morgan Stanley	345,662	11,856,207

		163,482,524

Diversified Manufacturing Operations — 2.7%
3M Co.	141,733	22,192,553
Dover Corp.	35,497	2,339,252
Eaton Corp. PLC	106,060	6,168,450
General Electric Co.	2,138,302	64,020,762
Illinois Tool Works, Inc.	74,748	7,024,817
Ingersoll-Rand PLC	60,200	3,531,934
Parker-Hannifin Corp.#	31,403	3,286,638
Pentair PLC	40,849	2,316,138
Textron, Inc.	62,711	2,675,879

		113,556,423

Diversified Operations — 0.0%
Leucadia National Corp.#	76,516	1,352,803

E-Commerce/Products — 1.6%
Amazon.com, Inc.†	87,008	57,842,918
eBay, Inc.†	254,264	7,523,672

		65,366,590

E-Commerce/Services — 0.7%
Expedia, Inc.	22,697	2,794,228
Netflix, Inc.†	96,646	11,919,351
Priceline Group, Inc.†	11,503	14,365,521
TripAdvisor, Inc.†	25,616	2,109,990

		31,189,090

Electric Products - Misc. — 0.3%
AMETEK, Inc.#	54,939	3,101,856
Emerson Electric Co.	149,083	7,454,150

		10,556,006

Electric - Distribution — 0.1%
PPL Corp.	151,993	5,173,842

Electric - Integrated — 2.5%
AES Corp.	154,910	1,547,551
Ameren Corp.	55,046	2,408,813
American Electric Power Co., Inc.	111,291	6,233,409
CMS Energy Corp.	62,767	2,198,100
Consolidated Edison, Inc.#	66,443	4,129,433
Dominion Resources, Inc.	134,831	9,083,565
DTE Energy Co.	40,717	3,277,311
Duke Energy Corp.	156,159	10,581,334
Edison International	73,915	4,387,594
Entergy Corp.	40,729	2,713,773
Eversource Energy	71,956	3,666,158
Exelon Corp.	208,572	5,696,101
FirstEnergy Corp.	95,840	3,008,418
NextEra Energy, Inc.	104,420	10,427,381
Pepco Holdings, Inc.	57,503	1,476,102
PG&E Corp.	110,975	5,851,712
Pinnacle West Capital Corp.	25,140	1,592,870
Public Service Enterprise Group, Inc.	114,763	4,487,233
SCANA Corp.	32,423	1,917,496
Southern Co.#	206,091	9,179,293
TECO Energy, Inc.	53,362	1,404,488
WEC Energy Group, Inc.	71,618	3,532,200
Xcel Energy, Inc.#	115,069	4,103,361

		102,903,696

Security Description	Shares	Value (Note 2)

Electronic Components - Misc. — 0.3%
Corning, Inc.	278,123	$5,209,244
Garmin, Ltd.#	26,856	1,016,499
TE Connectivity, Ltd.	91,287	6,124,445

		12,350,188

Electronic Components - Semiconductors — 2.1%
Altera Corp.	68,621	3,623,189
Avago Technologies, Ltd.#	58,943	7,689,114
Broadcom Corp., Class A	126,818	6,928,067
Intel Corp.#	1,078,520	37,500,140
Microchip Technology, Inc.#	47,889	2,312,081
Micron Technology, Inc.†	244,207	3,890,218
NVIDIA Corp.#	116,167	3,684,817
Qorvo, Inc.†	33,923	1,969,909
Skyworks Solutions, Inc.#	43,272	3,592,442
Texas Instruments, Inc.	232,852	13,533,358
Xilinx, Inc.	58,681	2,915,859

		87,639,194

Electronic Connectors — 0.1%
Amphenol Corp., Class A	70,135	3,860,932

Electronic Forms — 0.2%
Adobe Systems, Inc.†	112,899	10,325,743

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	75,184	3,144,195
FLIR Systems, Inc.	31,817	972,327

		4,116,522

Electronic Security Devices — 0.1%
Allegion PLC	21,736	1,460,876
Tyco International PLC	95,628	3,376,625

		4,837,501

Electronics - Military — 0.1%
L-3 Communications Holdings, Inc.	18,225	2,230,922

Energy - Alternate Sources — 0.0%
First Solar, Inc.†	17,169	970,220

Engineering/R&D Services — 0.1%
Fluor Corp.	32,883	1,598,114
Jacobs Engineering Group, Inc.†	28,086	1,239,716

		2,837,830

Engines - Internal Combustion — 0.1%
Cummins, Inc.	37,693	3,783,246

Enterprise Software/Service — 0.7%
CA, Inc.#	71,083	1,998,143
Oracle Corp.	737,781	28,751,326

		30,749,469

Entertainment Software — 0.2%
Activision Blizzard, Inc.	114,119	4,297,721
Electronic Arts, Inc.†	70,725	4,794,448

		9,092,169

Finance - Consumer Loans — 0.1%
Navient Corp.	84,855	1,010,623
Synchrony Financial†	98,296	3,128,762

		4,139,385

Finance - Credit Card — 1.9%
Alliance Data Systems Corp.†#	13,937	3,997,828
American Express Co.	193,083	13,832,466
Discover Financial Services	98,756	5,605,391
MasterCard, Inc., Class A	226,411	22,170,165

242

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Credit Card (continued)
Visa, Inc., Class A	442,703	$34,977,964

		80,583,814

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.	271,608	9,155,906
E*TRADE Financial Corp.†	65,831	2,003,237

		11,159,143

Finance - Other Services — 0.4%
CME Group, Inc.	76,625	7,482,431
Intercontinental Exchange, Inc.	25,066	6,513,149
Nasdaq, Inc.	26,827	1,572,599

		15,568,179

Food - Confectionery — 0.1%
Hershey Co.	33,137	2,860,054
J.M. Smucker Co.	27,147	3,289,945

		6,149,999

Food - Meat Products — 0.1%
Hormel Foods Corp.	30,577	2,290,829
Tyson Foods, Inc., Class A#	69,049	3,452,450

		5,743,279

Food - Misc./Diversified — 1.1%
Campbell Soup Co.	40,859	2,134,474
ConAgra Foods, Inc.	97,946	4,008,930
General Mills, Inc.	135,833	7,845,714
Kellogg Co.	57,755	3,971,811
Kraft Heinz Co.	134,824	9,935,181
McCormick & Co., Inc.#	26,308	2,260,383
Mondelez International, Inc., Class A	365,551	15,959,957

		46,116,450

Food - Retail — 0.3%
Kroger Co.	220,383	8,299,624
Whole Foods Market, Inc.	81,186	2,366,572

		10,666,196

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	119,119	4,895,791

Gas - Distribution — 0.2%
AGL Resources, Inc.	27,244	1,704,657
CenterPoint Energy, Inc.	97,612	1,654,524
NiSource, Inc.	72,111	1,383,810
Sempra Energy	53,431	5,301,958

		10,044,949

Gold Mining — 0.1%
Newmont Mining Corp.	120,025	2,209,660

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†#	19,246	2,323,377

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	60,755	2,713,318

Home Furnishings — 0.0%
Leggett & Platt, Inc.	31,042	1,446,557

Hotels/Motels — 0.2%
Marriott International, Inc., Class A#	45,241	3,208,039
Starwood Hotels & Resorts Worldwide, Inc.	38,653	2,776,832
Wyndham Worldwide Corp.	26,795	2,034,276

		8,019,147

Human Resources — 0.0%
Robert Half International, Inc.	30,513	1,561,655

Security Description	Shares	Value (Note 2)

Independent Power Producers — 0.0%
NRG Energy, Inc.	75,014	$927,173

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	30,424	3,238,331

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	43,895	6,008,786
Airgas, Inc.	15,243	2,106,583
Praxair, Inc.	64,991	7,330,985

		15,446,354

Instruments - Controls — 0.4%
Honeywell International, Inc.	177,355	18,436,052

Instruments - Scientific — 0.4%
PerkinElmer, Inc.	25,723	1,367,435
Thermo Fisher Scientific, Inc.	90,403	12,511,775
Waters Corp.†	18,664	2,478,952

		16,358,162

Insurance Brokers — 0.3%
Aon PLC	63,532	6,019,022
Marsh & McLennan Cos., Inc.	120,237	6,649,106

		12,668,128

Insurance - Life/Health — 0.6%
Aflac, Inc.	97,710	6,374,600
Lincoln National Corp.	56,932	3,130,691
Principal Financial Group, Inc.	62,187	3,200,143
Prudential Financial, Inc.	102,316	8,855,450
Torchmark Corp.#	26,397	1,600,186
Unum Group#	55,963	2,052,723

		25,213,793

Insurance - Multi-line — 1.4%
ACE, Ltd.	73,460	8,436,881
Allstate Corp.#	90,835	5,700,805
American International Group, Inc.(1)	293,539	18,663,210
Assurant, Inc.	15,159	1,296,398
Cincinnati Financial Corp.	33,504	2,047,429
Hartford Financial Services Group, Inc.	94,114	4,295,363
Loews Corp.	65,073	2,465,616
MetLife, Inc.	253,382	12,945,286
XL Group PLC	68,585	2,618,575

		58,469,563

Insurance - Property/Casualty — 0.4%
Chubb Corp.	51,493	6,721,381
Progressive Corp.	132,928	4,096,841
Travelers Cos., Inc.#	70,602	8,088,871

		18,907,093

Insurance - Reinsurance — 1.4%
Berkshire Hathaway, Inc., Class B†#	425,010	56,989,591

Internet Content - Entertainment — 1.3%
Facebook, Inc., Class A†	512,657	53,439,366

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	16,108	1,659,124

Internet Security — 0.1%
Symantec Corp.	155,215	3,039,110
VeriSign, Inc.†#	22,658	2,026,531

		5,065,641

Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.†	12,315	2,182,587
Ameriprise Financial, Inc.	40,432	4,566,794

243

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Investment Management/Advisor Services (continued)
BlackRock, Inc.	29,064	$10,571,158
Franklin Resources, Inc.	87,730	3,677,642
Invesco, Ltd.	97,262	3,276,757
Legg Mason, Inc.	24,889	1,104,574
T. Rowe Price Group, Inc.	58,126	4,426,295

		29,805,807

Machinery - Construction & Mining — 0.2%
Caterpillar, Inc.#	136,717	9,932,490

Machinery - Farming — 0.1%
Deere & Co.	70,727	5,627,747

Machinery - General Industrial — 0.1%
Roper Technologies, Inc.	22,838	4,418,925

Machinery - Pumps — 0.1%
Flowserve Corp.#	30,257	1,399,084
Xylem, Inc.	41,176	1,536,688

		2,935,772

Medical Information Systems — 0.1%
Cerner Corp.†	69,674	4,152,570

Medical Instruments — 1.0%
Boston Scientific Corp.†	304,898	5,573,535
Edwards Lifesciences Corp.†	24,392	3,975,896
Intuitive Surgical, Inc.†	8,398	4,367,128
Medtronic PLC	320,831	24,171,408
St. Jude Medical, Inc.	63,918	4,033,226

		42,121,193

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	22,823	2,773,907
Quest Diagnostics, Inc.	32,567	2,224,978

		4,998,885

Medical Products — 0.7%
Baxter International, Inc.	123,764	4,659,715
Becton Dickinson and Co.	47,699	7,166,775
Henry Schein, Inc.†	18,920	2,960,602
Stryker Corp.	71,760	6,921,969
Varian Medical Systems, Inc.†	22,396	1,809,149
Zimmer Biomet Holdings, Inc.	38,755	3,914,642

		27,432,852

Medical - Biomedical/Gene — 3.1%
Alexion Pharmaceuticals, Inc.†	51,307	9,155,221
Amgen, Inc.	172,021	27,712,583
Biogen, Inc.†	50,552	14,501,347
Celgene Corp.†	179,347	19,629,529
Gilead Sciences, Inc.	332,950	35,279,382
Illumina, Inc.†	32,827	6,036,885
Regeneron Pharmaceuticals, Inc.†	17,541	9,551,075
Vertex Pharmaceuticals, Inc.†	55,504	7,179,997

		129,046,019

Medical - Drugs — 6.3%
Abbott Laboratories	338,130	15,188,799
AbbVie, Inc.	375,526	21,836,837
Allergan PLC†	89,303	28,031,319
Baxalta, Inc.	122,865	4,224,099
Bristol-Myers Squibb Co.	378,299	25,349,816
Eli Lilly & Co.	221,311	18,156,354
Endo International PLC†	47,245	2,904,623
Johnson & Johnson	628,216	63,600,588
Mallinckrodt PLC†	26,621	1,807,832

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Merck & Co., Inc.	638,998	$33,873,284
Pfizer, Inc.	1,399,161	45,850,506
Zoetis, Inc.	104,138	4,863,244

		265,687,301

Medical - Generic Drugs — 0.2%
Mylan NV†	93,674	4,805,476
Perrigo Co. PLC#	33,186	4,957,657

		9,763,133

Medical - HMO — 1.3%
Aetna, Inc.	79,085	8,125,984
Anthem, Inc.	59,345	7,737,401
Cigna Corp.	58,417	7,885,126
Humana, Inc.	33,609	5,668,494
UnitedHealth Group, Inc.	216,331	24,382,667

		53,799,672

Medical - Hospitals — 0.2%
HCA Holdings, Inc.†	72,529	4,936,324
Tenet Healthcare Corp.†#	22,588	749,696
Universal Health Services, Inc., Class B	20,812	2,529,074

		8,215,094

Medical - Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	46,596	4,596,230
Cardinal Health, Inc.	74,267	6,450,089
McKesson Corp.	52,724	9,983,289

		21,029,608

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	31,194	7,222,659

Metal - Aluminum — 0.1%
Alcoa, Inc.#	297,149	2,781,315

Metal - Copper — 0.1%
Freeport-McMoRan, Inc.#	257,892	2,109,557

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.#	46,727	2,285,885

Multimedia — 1.6%
Time Warner, Inc.	185,027	12,948,189
Twenty-First Century Fox, Inc., Class A	276,990	8,173,975
Twenty-First Century Fox, Inc., Class B	97,825	2,929,859
Viacom, Inc., Class B	78,827	3,924,796
Walt Disney Co.	352,284	39,973,666

		67,950,485

Networking Products — 0.7%
Cisco Systems, Inc.	1,153,814	31,441,431

Non - Hazardous Waste Disposal — 0.2%
Republic Services, Inc.#	54,619	2,399,413
Waste Management, Inc.	95,418	5,130,626

		7,530,039

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	45,809	989,474
Xerox Corp.	215,925	2,278,009

		3,267,483

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	20,744	1,368,274

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	14,625	330,964
Ensco PLC, Class A#	53,484	915,646

244

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil & Gas Drilling (continued)
Helmerich & Payne, Inc.#	24,445	$1,423,921
Transocean, Ltd.#	77,529	1,113,317

		3,783,848

Oil Companies - Exploration & Production — 1.8%
Anadarko Petroleum Corp.	115,251	6,903,535
Apache Corp.	85,752	4,217,283
Cabot Oil & Gas Corp.	93,879	1,767,742
Chesapeake Energy Corp.#	117,319	618,271
Cimarex Energy Co.	21,429	2,550,480
ConocoPhillips	279,830	15,124,811
Devon Energy Corp.	87,647	4,032,638
EOG Resources, Inc.	124,588	10,394,377
EQT Corp.	34,575	1,978,382
Hess Corp.	54,704	3,227,536
Newfield Exploration Co.†	36,971	1,414,510
Noble Energy, Inc.	96,433	3,536,198
Occidental Petroleum Corp.	173,314	13,100,805
Pioneer Natural Resources Co.	33,873	4,903,117
Range Resources Corp.#	38,422	1,098,101
Southwestern Energy Co.†	87,217	785,825

		75,653,611

Oil Companies - Integrated — 2.9%
Chevron Corp.	426,901	38,984,600
Exxon Mobil Corp.	945,906	77,242,684
Marathon Oil Corp.	153,630	2,690,061
Murphy Oil Corp.#	36,840	1,052,887

		119,970,232

Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	43,448	2,967,064
FMC Technologies, Inc.†	52,060	1,771,081
National Oilwell Varco, Inc.#	87,073	3,251,306

		7,989,451

Oil Refining & Marketing — 0.7%
Marathon Petroleum Corp.	121,636	7,104,759
Phillips 66	108,628	9,942,721
Tesoro Corp.	27,927	3,216,352
Valero Energy Corp.	112,778	8,104,227

		28,368,059

Oil - Field Services — 0.8%
Baker Hughes, Inc.	98,887	5,346,820
Halliburton Co.	193,913	7,727,433
Schlumberger, Ltd.	287,087	22,148,762

		35,223,015

Paper & Related Products — 0.1%
International Paper Co.	94,771	3,964,271

Pharmacy Services — 0.3%
Express Scripts Holding Co.†#	153,300	13,104,084

Pipelines — 0.5%
Columbia Pipeline Group, Inc.	72,056	1,381,313
Kinder Morgan, Inc.	407,766	9,611,045
ONEOK, Inc.	47,453	1,398,914
Spectra Energy Corp.#	152,309	3,990,496
Williams Cos., Inc.	154,776	5,658,611

		22,040,379

Publishing - Newspapers — 0.0%
News Corp., Class A	86,436	1,240,356
News Corp., Class B#	24,456	353,634

		1,593,990

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts — 2.6%
American Tower Corp.	96,028	$9,543,263
Apartment Investment & Management Co., Class A	35,455	1,351,190
AvalonBay Communities, Inc.	30,151	5,481,150
Boston Properties, Inc.	34,841	4,354,777
Crown Castle International Corp.	75,719	6,505,019
Equinix, Inc.#	13,398	3,972,507
Equity Residential	82,598	6,592,972
Essex Property Trust, Inc.	14,915	3,442,233
General Growth Properties, Inc.	132,611	3,377,602
HCP, Inc.	104,945	3,728,696
Host Hotels & Resorts, Inc.#	170,404	2,828,706
Iron Mountain, Inc.#	43,525	1,209,125
Kimco Realty Corp.	93,726	2,445,311
Macerich Co.	30,530	2,385,920
Plum Creek Timber Co., Inc.	39,640	2,014,108
Prologis, Inc.#	118,907	5,083,274
Public Storage	33,354	8,006,961
Realty Income Corp.#	56,584	2,807,698
Simon Property Group, Inc.	70,195	13,073,117
SL Green Realty Corp.	22,599	2,668,490
Ventas, Inc.	75,433	4,023,596
Vornado Realty Trust	40,198	3,889,559
Welltower, Inc.	79,831	5,044,521
Weyerhaeuser Co.	116,653	3,752,727

		107,582,522

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	65,761	2,464,065

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	21,636	1,702,104

Retail - Apparel/Shoe — 0.4%
Coach, Inc.	62,757	1,993,790
Gap, Inc.#	53,970	1,442,618
L Brands, Inc.	58,288	5,561,258
PVH Corp.	18,726	1,709,497
Ross Stores, Inc.	93,875	4,882,439
Urban Outfitters, Inc.†	21,511	481,846

		16,071,448

Retail - Auto Parts — 0.3%
Advance Auto Parts, Inc.	16,610	2,702,945
AutoZone, Inc.†	7,004	5,489,525
O’Reilly Automotive, Inc.†	22,551	5,950,533

		14,143,003

Retail - Automobile — 0.1%
AutoNation, Inc.†	17,758	1,135,091
CarMax, Inc.†	47,198	2,704,446

		3,839,537

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†#	38,476	2,097,712

Retail - Building Products — 1.3%
Home Depot, Inc.	291,319	39,001,788
Lowe’s Cos., Inc.	209,904	16,078,646

		55,080,434

Retail - Computer Equipment — 0.0%
GameStop Corp., Class A#	24,211	848,111

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	69,628	2,212,778

245

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Discount — 1.3%
Costco Wholesale Corp.	99,705	$16,094,381
Dollar General Corp.	66,848	4,372,528
Dollar Tree, Inc.†	53,249	4,018,170
Target Corp.	142,569	10,336,252
Wal-Mart Stores, Inc.	358,010	21,065,308

		55,886,639

Retail - Drug Store — 1.0%
CVS Health Corp.	252,839	23,789,622
Walgreens Boots Alliance, Inc.	198,241	16,658,191

		40,447,813

Retail - Gardening Products — 0.1%
Tractor Supply Co.	30,813	2,753,142

Retail - Jewelry — 0.1%
Signet Jewelers, Ltd.	18,057	2,372,509
Tiffany & Co.	25,451	2,027,936

		4,400,445

Retail - Major Department Stores — 0.3%
Nordstrom, Inc.#	31,601	1,779,453
TJX Cos., Inc.	152,992	10,801,235

		12,580,688

Retail - Office Supplies — 0.0%
Staples, Inc.	146,003	1,762,256

Retail - Regional Department Stores — 0.1%
Kohl’s Corp.	44,891	2,115,713
Macy’s, Inc.	75,089	2,934,478

		5,050,191

Retail - Restaurants — 1.4%
Chipotle Mexican Grill, Inc.†	7,065	4,094,521
Darden Restaurants, Inc.	25,863	1,452,725
McDonald’s Corp.	213,665	24,391,996
Starbucks Corp.	336,714	20,670,873
Yum! Brands, Inc.	97,826	7,093,363

		57,703,478

Rubber - Tires — 0.1%
Goodyear Tire & Rubber Co.	61,117	2,131,761

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.#	70,327	1,177,977

Security Services — 0.0%
ADT Corp.#	38,552	1,367,439

Semiconductor Components - Integrated Circuits — 0.6%
Analog Devices, Inc.	71,162	4,385,714
Linear Technology Corp.	54,393	2,486,848
QUALCOMM, Inc.	356,452	17,391,293

		24,263,855

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	272,379	5,112,554
KLA-Tencor Corp.	35,738	2,375,505
Lam Research Corp.	35,887	2,806,363

		10,294,422

Steel - Producers — 0.1%
Nucor Corp.	72,506	3,005,374

Telecom Services — 0.1%
Level 3 Communications, Inc.†	65,388	3,323,672

Security Description	Shares	Value (Note 2)

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	80,236	$2,417,511

Telephone - Integrated — 2.2%
AT&T, Inc.	1,395,452	46,984,869
CenturyLink, Inc.	127,722	3,439,553
Frontier Communications Corp.	265,026	1,322,480
Verizon Communications, Inc.	922,366	41,921,535

		93,668,437

Television — 0.2%
CBS Corp., Class B	100,821	5,089,444
TEGNA, Inc.	51,379	1,451,457

		6,540,901

Textile - Home Furnishings — 0.1%
Mohawk Industries, Inc.†	14,421	2,750,373

Tobacco — 1.6%
Altria Group, Inc.	444,815	25,621,344
Philip Morris International, Inc.	351,457	30,713,827
Reynolds American, Inc.	188,044	8,697,035

		65,032,206

Tools - Hand Held — 0.1%
Snap-on, Inc.	13,197	2,271,996
Stanley Black & Decker, Inc.	34,765	3,794,947

		6,066,943

Toys — 0.1%
Hasbro, Inc.	25,503	1,864,014
Mattel, Inc.#	76,820	1,909,745

		3,773,759

Transport - Rail — 0.8%
CSX Corp.	223,176	6,344,894
Kansas City Southern	25,037	2,276,364
Norfolk Southern Corp.	68,374	6,499,632
Union Pacific Corp.	196,850	16,525,558

		31,646,448

Transport - Services — 0.7%
C.H. Robinson Worldwide, Inc.	32,170	2,169,223
Expeditors International of Washington, Inc.	42,914	2,083,046
FedEx Corp.	59,589	9,447,240
Ryder System, Inc.	12,109	798,710
United Parcel Service, Inc., Class B	158,454	16,322,346

		30,820,565

Transport - Truck — 0.0%
J.B. Hunt Transport Services, Inc.	20,835	1,630,130

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	45,995	3,706,737

Web Portals/ISP — 2.5%
Alphabet, Inc., Class A†	65,765	50,168,830
Alphabet, Inc., Class C†	67,102	49,829,945
Yahoo!, Inc.†	196,484	6,643,124

		106,641,899

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	36,475	2,618,176

Total Long-Term Investment Securities
(cost $2,311,789,011)		4,157,609,249

246

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Registered Investment Companies — 1.4%
State Street Navigator Securities Lending Prime Portfolio 0.24%(2)(3)	57,426,316	$57,426,316

U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.01% due 12/17/2015(4)	$7,100,000	7,099,837

Total Short-Term Investment Securities
(cost $64,526,316)		64,526,153

REPURCHASE AGREEMENTS — 0.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(5) (cost $19,664,000)	19,664,000	19,664,000

TOTAL INVESTMENTS
(cost $2,395,979,327)(6)	101.2%	4,241,799,402
Liabilities in excess of other assets	(1.2)	(49,380,941)

NET ASSETS	100.0%	$4,192,418,461

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	Security represents an investment in an affiliated company; see Note 3

(2)	At November 30, 2015, the Fund had loaned securities with a total value of $134,772,550. This was secured by collateral of $57,426,316, which was received in cash and subsequently invested in short-term investments currently valued at $57,426,316 as reported in the Portfolio of Investments. Additional collateral of $80,162,429 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2015
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	08/01/2027 to 12/15/2044	$1,805
Federal National Mtg. Assoc.	0.75% to 4.25%	04/20/2017 to 02/25/2044	2,988,031
Government National Mtg. Assoc.	0.40% to 4.00%	04/20/2039 to 12/16/2052	283
United States Treasury Bills	0.00%	12/10/2015 to 07/21/2016	4,282,370
United States Treasury Notes/Bonds	0.13% to 8.88%	01/15/2016 to 05/15/2045	72,889,940

(3)	The rate shown is the 7-day yield as of November 30, 2015.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2015	Unrealized Appreciation (Depreciation)
359	Long	S&P 500 E-Mini Index	December 2015	$34,934,815	$37,332,410	$2,397,595

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$4,157,609,249	$—	$—	$4,157,609,249
Short-Term Investment Securities:
Registered Investment Companies	57,426,316	—	—	57,426,316
U.S. Government Treasuries	—	7,099,837	—	7,099,837
Repurchase Agreements	—	19,664,000	—	19,664,000

Total Investments at Value	$4,215,035,565	$26,763,837	$—	$4,241,799,402

Other Financial Instruments:†
Futures Contracts	$2,397,595	$—	$—	$2,397,595

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements.

247

VALIC Company I Value Fund

PORTFOLIO PROFILE — November 30, 2015 (unaudited)

Industry Allocation*

Medical — Drugs	8.9%
Diversified Banking Institutions	7.9
Diversified Manufacturing Operations	6.7
Banks — Super Regional	6.4
Oil Companies — Integrated	5.0
Oil Companies — Exploration & Production	4.3
Investment Management/Advisor Services	4.1
Electric — Integrated	3.2
Networking Products	3.2
Insurance — Multi-line	2.8
Applications Software	2.8
Retail — Building Products	2.6
Semiconductor Components — Integrated Circuits	2.4
Electronic Components — Semiconductors	2.3
Medical — Biomedical/Gene	1.9
Food — Misc./Diversified	1.9
Medical Instruments	1.7
Building & Construction Products — Misc	1.6
Telephone — Integrated	1.5
Aerospace/Defense — Equipment	1.4
Chemicals — Diversified	1.3
Medical — HMO	1.3
Cruise Lines	1.3
Finance — Other Services	1.3
Oil — Field Services	1.3
Banks — Commercial	1.2
Retail — Drug Store	1.2
Insurance — Life/Health	1.2
Advertising Services	1.1
Steel — Producers	1.1
Internet Security	1.1
Insurance Brokers	1.1
Tobacco	1.1
Multimedia	1.0
Cable/Satellite TV	1.0
Building — Residential/Commercial	1.0
Television	1.0
Hotels/Motels	0.9
Retail — Apparel/Shoe	0.9
Retail — Jewelry	0.8
Transport — Rail	0.8
Paper & Related Products	0.8
Repurchase Agreements	0.7
Retail — Discount	0.7
Retail — Major Department Stores	0.6
Agricultural Chemicals	0.5
Medical Products	0.5
Beverages — Wine/Spirits	0.5

99.9%

*	Calculated as a percentage of net assets

248

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.2%
Advertising Services — 1.1%
Nielsen Holdings PLC	26,400	$1,232,352

Aerospace/Defense - Equipment — 1.4%
United Technologies Corp.	15,970	1,533,919

Agricultural Chemicals — 0.5%
Agrium, Inc.	5,500	543,015

Applications Software — 2.8%
Microsoft Corp.	55,554	3,019,360

Banks - Commercial — 1.2%
M&T Bank Corp.	10,790	1,352,311

Banks - Super Regional — 6.4%
PNC Financial Services Group, Inc.	25,893	2,473,040
Wells Fargo & Co.	82,266	4,532,857

		7,005,897

Beverages - Wine/Spirits — 0.5%
Diageo PLC ADR	4,620	529,267

Building & Construction Products - Misc. — 1.6%
Fortune Brands Home & Security, Inc.	32,080	1,763,438

Building - Residential/Commercial — 1.0%
PulteGroup, Inc.	55,140	1,074,127

Cable/Satellite TV — 1.0%
Comcast Corp., Class A	18,414	1,120,676

Chemicals - Diversified — 1.3%
Dow Chemical Co.	27,813	1,449,892

Cruise Lines — 1.3%
Norwegian Cruise Line Holdings, Ltd.†	24,940	1,432,554

Diversified Banking Institutions — 7.9%
Citigroup, Inc.	51,580	2,789,962
Goldman Sachs Group, Inc.	6,632	1,260,213
JPMorgan Chase & Co.	67,407	4,494,699

		8,544,874

Diversified Manufacturing Operations — 6.7%
3M Co.	7,720	1,208,797
Eaton Corp. PLC	30,875	1,795,690
General Electric Co.	78,534	2,351,308
Illinois Tool Works, Inc.	10,062	945,627
Ingersoll-Rand PLC	16,494	967,703

		7,269,125

Electric - Integrated — 3.2%
Dominion Resources, Inc.	8,200	552,434
Edison International	16,324	968,993
Eversource Energy	27,024	1,376,873
NextEra Energy, Inc.	6,055	604,652

		3,502,952

Electronic Components - Semiconductors — 2.3%
Intel Corp.	71,122	2,472,912

Finance - Other Services — 1.3%
Intercontinental Exchange, Inc.	5,310	1,379,750

Food - Misc./Diversified — 1.9%
Ingredion, Inc.	8,900	877,273
Kraft Heinz Co.	15,721	1,158,480

		2,035,753

Hotels/Motels — 0.9%
Hilton Worldwide Holdings, Inc.	42,050	976,401

Security Description	Shares	Value (Note 2)

Insurance Brokers — 1.1%
Marsh & McLennan Cos., Inc.	21,625	$1,195,863

Insurance - Life/Health — 1.2%
Principal Financial Group, Inc.	24,619	1,266,894

Insurance - Multi-line — 2.8%
ACE, Ltd.	14,574	1,673,824
MetLife, Inc.	27,620	1,411,106

		3,084,930

Internet Security — 1.1%
Symantec Corp.	61,745	1,208,967

Investment Management/Advisor Services — 4.1%
Ameriprise Financial, Inc.	11,951	1,349,865
BlackRock, Inc.	5,468	1,988,821
Invesco, Ltd.	33,200	1,118,508

		4,457,194

Medical Instruments — 1.7%
Medtronic PLC	23,975	1,806,276

Medical Products — 0.5%
Baxter International, Inc.	14,130	531,995

Medical - Biomedical/Gene — 1.9%
Amgen, Inc.	7,436	1,197,940
Gilead Sciences, Inc.	8,540	904,898

		2,102,838

Medical - Drugs — 8.9%
Allergan PLC†	3,400	1,067,226
AstraZeneca PLC ADR	35,800	1,218,990
Baxalta, Inc.	14,230	489,227
Bristol-Myers Squibb Co.	24,860	1,665,869
Merck & Co., Inc.	52,558	2,786,100
Pfizer, Inc.	28,124	921,623
Roche Holding AG	5,478	1,466,870

		9,615,905

Medical - HMO — 1.3%
UnitedHealth Group, Inc.	12,755	1,437,616

Multimedia — 1.0%
Thomson Reuters Corp.	27,880	1,124,679

Networking Products — 3.2%
Cisco Systems, Inc.	125,819	3,428,568

Oil Companies - Exploration & Production — 4.3%
Anadarko Petroleum Corp.	11,560	692,444
EOG Resources, Inc.	18,460	1,540,118
Occidental Petroleum Corp.	11,610	877,600
Pioneer Natural Resources Co.	7,840	1,134,840
Southwestern Energy Co.†	50,754	457,293

		4,702,295

Oil Companies - Integrated — 5.0%
Chevron Corp.	26,321	2,403,634
Exxon Mobil Corp.	21,007	1,715,431
Marathon Oil Corp.	76,847	1,345,591

		5,464,656

Oil - Field Services — 1.3%
Halliburton Co.	34,550	1,376,818

Paper & Related Products — 0.8%
International Paper Co.	20,445	855,214

249

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2015 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Apparel/Shoe — 0.9%
PVH Corp.	10,150	$926,594

Retail - Building Products — 2.6%
Home Depot, Inc.	12,764	1,708,844
Lowe’s Cos., Inc.	15,110	1,157,426

		2,866,270

Retail - Discount — 0.7%
Dollar General Corp.	11,200	732,592

Retail - Drug Store — 1.2%
CVS Health Corp.	13,804	1,298,818

Retail - Jewelry — 0.8%
Signet Jewelers, Ltd.	7,000	919,730

Retail - Major Department Stores — 0.6%
Nordstrom, Inc.	11,510	648,128

Semiconductor Components - Integrated Circuits — 2.4%
Analog Devices, Inc.	10,169	626,715
Maxim Integrated Products, Inc.	50,605	1,961,956

		2,588,671

Steel - Producers — 1.1%
Nucor Corp.	11,665	483,514
Steel Dynamics, Inc.	42,426	737,788

		1,221,302

Telephone - Integrated — 1.5%
Verizon Communications, Inc.	35,695	1,622,338

Security Description	Shares/ Principal Amount	Value (Note 2)

Television — 1.0%
CBS Corp., Class B	20,475	$1,033,578

Tobacco — 1.1%
British American Tobacco PLC	20,056	1,168,380

Transport - Rail — 0.8%
Union Pacific Corp.	10,600	889,870

Total Long-Term Investment Securities
(cost $84,610,097)		107,815,554

REPURCHASE AGREEMENTS — 0.7%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/30/2015, to be repurchased 12/01/2015 in the amount $786,000 collateralized by $825,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $803,820 (cost $786,000)	$786,000	786,000

TOTAL INVESTMENTS
(cost $85,396,097)(1)	99.9%	108,601,554
Other assets less liabilities	0.1	64,826

NET ASSETS	100.0%	$108,666,380

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$107,815,554	$—	$—	$107,815,554
Repurchase Agreements	—	786,000	—	786,000

Total Investments at Value	$107,815,554	$786,000	$—	$108,601,554

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $2,635,250 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

250

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — November 30, 2015

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$191,163,481	$672,129,787	$58,446,067	$254,184,057	$245,396,641	$601,981,296	$45,281,135
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	212,360,254
Repurchase agreements (cost approximates value)	–	–	–	–	2,484,000	736,000	–

Total Investments	191,163,481	672,129,787	58,446,067	254,184,057	247,880,641	602,717,296	257,641,389

Cash	69,302	–	608	78	452	678	–
Foreign cash*	1,515	–	–	–	–	–	–
Due from broker	5,831	–	–	–	32,200	–	2,415,357
Receivable for:
Fund shares sold	3,450	132,804	19,892	56,942	1,259	41,989	124,916
Dividends and interest	712,298	391,430	127,478	1,148,140	375,764	1,937,987	195,292
Investments sold	926,813	420,304	182,726	1,676,978	197,582	–	214,905
Securities lending income	8,191	2,442	1,195	372	1,562	30,314	–
Prepaid expenses and other assets	21,032	10,322	1,933	10,467	13,367	9,095	2,141
Due from investment adviser for expense reimbursements/fee waivers	–	–	3,350	–	24,889	6,778	–
Variation margin on futures contracts	295,639	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	193,207,552	673,087,089	58,783,249	257,077,034	248,527,716	604,744,137	260,594,000

LIABILITIES:
Payable for:
Fund shares reacquired	70,869	92,302	45,454	166,929	442,426	84,801	389,951
Investments purchased	11,711,452	1,835,245	60,653	18,507,803	491,171	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	69,888	395,109	32,763	97,219	160,565	342,521	53,317
Administrative service fee	9,435	36,618	3,159	13,124	13,548	31,824	2,624
Transfer agent fees and expenses	186	498	249	429	186	657	163
Directors’ fees and expenses	6,211	12,532	1,042	5,436	13,876	14,363	3,176
Other accrued expenses	67,320	57,694	31,942	50,141	50,607	64,531	51,180
Variation margin on futures contracts	56,119	–	–	–	3,535	–	297,950
Due to investment advisor for expense recoupment	–	–	–	–	–	–	601
Collateral upon return of securities loaned	10,480,222	4,682,825	1,259,296	900,968	4,433,852	38,858,357	–
Due to custodian	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	496,698
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	22,471,702	7,112,823	1,434,558	19,742,049	5,609,766	39,397,054	1,295,660

NET ASSETS	$170,735,850	$665,974,266	$57,348,691	$237,334,985	$242,917,950	$565,347,083	$259,298,340

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$140,130	$356,245	$37,328	$239,944	$122,655	$429,490	$224,620
Additional paid-in capital	144,314,012	319,214,424	41,513,662	230,342,302	195,945,961	384,786,939	247,417,774
Accumulated undistributed net investment income (loss)	5,121,821	(704,397)	1,201,141	6,513,872	3,814,936	20,048,796	4,965,734
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	18,505,640	108,920,357	4,570,627	693,294	1,340,176	113,686,956	496,824
Unrealized appreciation (depreciation) on investments	1,919,815	238,187,721	10,025,933	(454,427)	41,645,252	46,394,905	5,914,472
Unrealized appreciation (depreciation) on futures contracts and written options contracts	612,734	–	–	–	48,999	–	278,916
Unrealized foreign exchange gain (loss) on other assets and liabilities	121,698	(84)	–	–	(29)	(3)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$170,735,850	$665,974,266	$57,348,691	$237,334,985	$242,917,950	$565,347,083	$259,298,340

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	14,013,001	35,624,457	3,732,845	23,994,363	12,265,505	42,948,976	22,461,955
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.18	$18.69	$15.36	$9.89	$19.80	$13.16	$11.54

* Cost
Investment securities (unaffiliated)	$189,243,666	$433,942,066	$48,420,134	$254,638,484	$203,751,389	$555,586,391	$45,190,773

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$206,536,144

Foreign cash	$1,617	$–	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$784,215

† Including securities on loan	$11,654,837	$4,579,536	$1,458,682	$879,654	$5,587,155	$39,852,912	$–

See Notes to Financial Statements

251

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — November 30, 2015 — (continued)

	EMERGING ECONOMIES FUND	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$551,937,627	$931,791,027	$502,362,353	$381,175,356	$483,648,709	$134,458,071	$1,052,084,462
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	–	10,631,000	–

Total Investments	551,937,627	931,791,027	502,362,353	381,175,356	483,648,709	145,089,071	1,052,084,462

Cash	1,695,484	56,146	683	353	316,864	293	39,023
Foreign cash*	5,396,714	6,400,924	634,774	153,564	1,592,708	–	13,516
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	418,598	438,425	27,161	70,718	44,977	32,365	13,840
Dividends and interest	242,644	2,048,761	698,788	899,489	2,175,275	571,762	1,225,461
Investments sold	1,154,493	432,372	7,492,654	–	661,400	–	2,162,235
Securities lending income	16,227	65,681	1,905	2,961	43,031	6	33,577
Prepaid expenses and other assets	9,035	19,142	6,038	13,869	9,296	7,660	20,528
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	5,449,865	–	–

TOTAL ASSETS	560,870,822	941,252,478	511,224,356	382,316,310	493,942,125	145,701,157	1,055,592,642

LIABILITIES:
Payable for:
Fund shares reacquired	54,057	85,246	49,682	48,905	61,804	708,598	126,648
Investments purchased	4,843,843	1,511,890	7,695,264	–	1,131,702	–	700,730
Accrued foreign tax on capital gains	230,090	49,798	–	–	–	–	–
Investment advisory and management fees	352,585	470,501	301,452	155,074	191,414	59,584	561,583
Administrative service fee	30,598	47,118	28,114	20,935	25,841	8,044	54,101
Transfer agent fees and expenses	697	536	437	217	186	561	312
Directors’ fees and expenses	14,168	24,723	7,694	14,617	12,883	5,727	27,454
Other accrued expenses	220,008	131,503	60,472	53,414	95,596	43,699	88,951
Variation margin on futures contracts	–	–	–	47,975	–	–	–
Due to investment advisor for expense recoupment	–	–	–	–	–	–	–
Collateral upon return of securities loaned	20,406,832	94,986,987	5,611,586	4,166,169	25,815,499	–	59,958,568
Due to custodian	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	717,403	–	–

TOTAL LIABILITIES	26,152,878	97,308,302	13,754,701	4,507,306	28,052,328	826,213	61,518,347

NET ASSETS	$534,717,944	$843,944,176	$497,469,655	$377,809,004	$465,889,797	$144,874,944	$994,074,295

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$815,569	$915,612	$590,410	$177,094	$365,897	$133,914	$603,418
Additional paid-in capital	730,830,628	923,154,972	437,426,653	396,739,881	397,919,392	138,994,119	707,860,556
Accumulated undistributed net investment income (loss)	21,910,459	22,006,181	17,099,510	9,037,984	19,543,209	5,263,724	8,241,498
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(181,915,054)	(19,166,332)	33,530,240	(39,149,615)	34,592,266	(1,973,816)	164,070,157
Unrealized appreciation (depreciation) on investments	(36,692,588)	(82,719,903)	8,850,708	10,380,962	8,793,609	2,457,003	113,309,200
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	–	664,715	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(980)	(196,556)	(27,866)	(42,017)	4,675,424	–	(10,534)
Accrued capital gains tax on unrealized appreciation (depreciation)	(230,090)	(49,798)	–	–	–	–	–

NET ASSETS	$534,717,944	$843,944,176	$497,469,655	$377,809,004	$465,889,797	$144,874,944	$994,074,295

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	81,556,878	91,561,167	59,040,987	17,709,408	36,589,724	13,391,377	60,341,755
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.56	$9.22	$8.43	$21.33	$12.73	$10.82	$16.47

* Cost
Investment securities (unaffiliated)	$588,630,215	$1,014,510,930	$493,511,645	$370,794,394	$474,855,100	$132,001,068	$938,775,262

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$5,396,347	$6,486,543	$636,490	$154,168	$1,608,285	$–	$13,513

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$20,093,494	$91,374,767	$5,378,285	$7,017,290	$24,832,396	$–	$86,930,370

See Notes to Financial Statements

252

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — November 30, 2015 — (continued)

	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	LARGE CAP CORE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$117,343,772	$929,006,892	$455,472,282	$1,172,402,974	$148,734,111	$581,160,299	$164,786,892
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	41,903,000	–	–	3,321,000

Total Investments	117,343,772	929,006,892	455,472,282	1,214,305,974	148,734,111	581,160,299	168,107,892

Cash	975	–	15,028	260	5,218	116,700	635
Foreign cash*	–	1,934	44,267	949,710	235,239	416,386	–
Due from broker	115,000	–	–	–	–	–	–
Receivable for:
Fund shares sold	12,084	140,285	266,145	404,241	5,203	192,409	2,416
Dividends and interest	237,418	492,312	1,704,413	4,198,025	1,356,847	1,485,742	244,009
Investments sold	259,877	262,834	692,590	–	–	431,373	1,005,087
Securities lending income	673	53,038	702	63,038	324	19,683	244
Prepaid expenses and other assets	5,321	9,364	6,136	35,561	7,282	15,925	14,321
Due from investment adviser for expense reimbursements/fee waivers	8,048	27,737	–	–	–	2,521	–
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	117,983,168	929,994,396	458,201,563	1,219,956,809	150,344,224	583,841,038	169,374,604

LIABILITIES:
Payable for:
Fund shares reacquired	117,514	101,843	43,615	99,091	36,067	205,473	157,248
Investments purchased	265,206	3,101	–	–	1,934,208	550,806	2,242,773
Accrued foreign tax on capital gains	–	50,340	–	–	–	–	–
Investment advisory and management fees	72,130	708,823	176,341	269,345	60,217	414,237	95,576
Administrative service fee	6,492	48,908	24,914	61,921	8,129	30,455	9,216
Transfer agent fees and expenses	375	249	440	734	546	437	249
Directors’ fees and expenses	4,831	9,102	9,359	27,525	6,549	19,764	3,864
Other accrued expenses	42,042	71,333	63,781	176,211	55,592	108,711	33,006
Variation margin on futures contracts	4,040	–	–	61,380	–	–	–
Due to investment advisor for expense recoupment	–	–	–	–	–	–	–
Collateral upon return of securities loaned	732,105	39,533,699	1,762,313	127,446,033	1,433,100	31,851,666	572,861
Due to custodian	–	51,561	–	–	–	–	–
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	3,961	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	1,244,735	40,582,920	2,080,763	128,142,240	3,534,408	33,181,549	3,114,793

NET ASSETS	$116,738,433	$889,411,476	$456,120,800	$1,091,814,569	$146,809,816	$550,659,489	$166,259,811

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$60,138	$357,283	$427,232	$1,657,219	$133,001	$416,522	$121,493
Additional paid-in capital	93,678,005	505,957,398	450,922,954	1,214,077,364	159,903,921	456,858,042	105,228,518
Accumulated undistributed net investment income (loss)	1,885,748	(4,240,442)	6,773,754	34,254,611	4,925,416	6,351,285	2,159,760
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	7,192,417	169,498,789	(1,793,818)	(147,931,861)	(7,286,327)	33,890,253	37,423,569
Unrealized appreciation (depreciation) on investments	13,915,721	217,746,351	(201,271)	(12,427,096)	(10,822,505)	53,292,169	21,326,471
Unrealized appreciation (depreciation) on futures contracts and written options contracts	6,404	148,319	–	2,446,982	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	(5,882)	(8,051)	(262,650)	(43,690)	(148,782)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	(50,340)	–	–	–	–	–

NET ASSETS	$116,738,433	$889,411,476	$456,120,800	$1,091,814,569	$146,809,816	$550,659,489	$166,259,811

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	6,013,752	35,728,259	42,723,246	165,721,882	13,300,075	41,652,164	12,149,316
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$19.41	$24.89	$10.68	$6.59	$11.04	$13.22	$13.68

* Cost
Investment securities (unaffiliated)	$103,428,051	$711,260,541	$455,673,553	$1,184,830,070	$159,556,616	$527,868,130	$143,460,421

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$1,960	$45,419	$954,271	$255,307	$418,681	$–

@ Premiums received on options written	$–	$152,280	$–	$–	$–	$–	$–

† Including securities on loan	$708,540	$41,456,678	$1,718,885	$129,371,195	$1,366,316	$31,384,383	$1,475,118

See Notes To Financial Statements

253

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — November 30, 2015 — (continued)

	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$414,819,380	$3,261,101,799	$262,647,945	$337,943,711	$328,797,486	$1,037,134,723	$140,704,406
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	19,465,000	–	7,202,000	12,378,000	886,000	2,323,000

Total Investments	414,819,380	3,280,566,799	262,647,945	345,145,711	341,175,486	1,038,020,723	143,027,406

Cash	1,830,922	319	881	387	579	62,617	39,259
Foreign cash*	235	–	–	–	–	1,788,277	–
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	14,307	349,959	11,561	242,683	65,444	44,842	11,916
Dividends and interest	401,467	3,904,058	122,038	40,061	417,232	1,072,846	26,038
Investments sold	–	–	–	–	–	2,019,855	768,093
Securities lending income	5,030	105,366	32,174	–	3,339	98,868	58,685
Prepaid expenses and other assets	9,275	75,089	14,553	21,460	5,386	46,478	2,606
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	91,856	82,036	–	7,297
Variation margin on futures contracts	–	–	–		–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	417,080,616	3,285,001,590	262,829,152	345,542,158	341,749,502	1,043,154,506	143,941,300

LIABILITIES:
Payable for:
Fund shares reacquired	79,106	855,432	106,893	311,606	100,212	385,167	17,560
Investments purchased	–	2,003,489	–	–	–	49,113	429,257
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	211,446	668,261	147,118	113,657	107,709	705,155	83,255
Administrative service fee	22,301	170,212	14,213	19,180	18,405	54,370	6,611
Transfer agent fees and expenses	303	987	433	758	735	800	186
Directors’ fees and expenses	10,563	87,845	7,651	17,366	5,451	37,277	1,932
Other accrued expenses	56,274	221,752	44,605	78,871	109,014	126,894	39,076
Variation margin on futures contracts	–	213,640	–	–	37,950	–	–
Due to investment advisor for expense recoupment	–	–	–	–	–	–	–
Collateral upon return of securities loaned	14,650,082	213,862,443	3,293,226	–	6,501,921	53,723,108	21,824,502
Due to custodian	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	15,030,075	218,084,061	3,614,139	541,438	6,881,397	55,081,884	22,402,379

NET ASSETS	$402,050,541	$3,066,917,529	$259,215,013	$345,000,720	$334,868,105	$988,072,622	$121,538,921

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$317,671	$1,114,122	$178,046	$3,450,082	$311,087	$363,949	$86,602
Additional paid-in capital	320,493,928	1,886,433,369	195,324,764	341,556,946	154,646,105	664,574,003	90,408,822
Accumulated undistributed net investment income (loss)	4,632,677	57,519,469	(653,706)	1,129	3,329,616	(1,091,661)	(216,651)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	26,709,104	339,579,756	31,176,275	(7,437)	24,920,701	196,633,617	18,824,037
Unrealized appreciation (depreciation) on investments	49,900,319	781,040,518	33,189,634	–	150,915,580	127,670,583	12,436,111
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	1,230,295	–	–	745,016	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(3,158)	–	–	–	–	(77,869)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$402,050,541	$3,066,917,529	$259,215,013	$345,000,720	$334,868,105	$988,072,622	$121,538,921

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	31,767,098	111,412,205	17,804,571	345,008,168	31,108,701	36,394,876	8,660,178
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.66	$27.53	$14.56	$1.00	$10.76	$27.15	$14.03

* Cost
Investment securities (unaffiliated)	$364,919,061	$2,480,061,281	$229,458,311	$337,943,711	$177,881,906	$909,464,140	$128,268,295

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$237	$–	$–	$–	$–	$1,863,217	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$16,408,209	$279,766,971	$4,154,219	$–	$7,714,096	$63,736,790	$21,137,645

See Notes to Financial Statements

254

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — November 30, 2015 — (continued)

	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$343,330,165	$1,149,097,622	$234,529,074	$140,557,303	$4,203,472,192	$107,815,554
Investment securities, at value (affiliated)*†	–	–	–	–	18,663,210	–
Repurchase agreements (cost approximates value)	–	26,188,000			19,664,000	786,000

Total Investments	343,330,165	1,175,285,622	234,529,074	140,557,303	4,241,799,402	108,601,554

Cash	86,950	5,291	686	–	330,287	787
Foreign cash*	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–
Receivable for:
Fund shares sold	1,669	641,065	4,981	1,648	1,080,823	8,424
Dividends and interest	287,675	935,984	293,472	50,020	9,259,052	284,758
Investments sold	1,600,281	1,606,930	803,552	26,787	–	–
Securities lending income	27,739	272,995	11,826	24,544	51,094	1,000
Prepaid expenses and other assets	18,083	24,356	11,427	4,761	191,700	4,050
Due from investment adviser for expense reimbursements/fee waivers	20,106	–	–	2,444	–	7,765
Variation margin on futures contracts	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–

TOTAL ASSETS	345,372,668	1,178,772,243	235,655,018	140,667,507	4,252,712,358	108,908,338

LIABILITIES:
Payable for:
Fund shares reacquired	153,999	179,228	120,286	67,989	1,100,947	126,860
Investments purchased	511,662	–	115,127	359,723	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–
Investment advisory and management fees	233,174	254,958	139,037	85,364	851,487	69,751
Administrative service fee	17,704	57,773	12,513	6,779	232,049	6,036
Transfer agent fees and expenses	186	900	375	186	1,171	437
Directors’ fees and expenses	16,196	30,903	6,248	2,855	154,323	3,893
Other accrued expenses	44,865	128,988	38,181	37,799	346,309	34,981
Variation margin on futures contracts	–	186,200	–	–	181,295	–
Due to investment advisor for expense recoupment	–	–	–	–	–	–
Collateral upon return of securities loaned	21,931,539	119,932,894	7,067,134	16,300,374	57,426,316	–
Due to custodian	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–

TOTAL LIABILITIES	22,909,325	120,771,844	7,498,901	16,861,069	60,293,897	241,958

NET ASSETS	$322,463,343	$1,058,000,399	$228,156,117	$123,806,438	$4,192,418,461	$108,666,380

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$236,225	$515,128	$168,847	$96,426	$1,149,695	$72,842
Additional paid-in capital	205,202,995	696,041,491	175,660,788	98,230,883	1,856,900,209	114,161,878
Accumulated undistributed net investment income (loss)	836,541	19,134,900	4,672,920	(530,618)	114,556,494	2,451,370
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	60,718,499	122,564,906	29,870,796	13,770,853	371,594,393	(31,222,264)
Unrealized appreciation (depreciation) on investments	55,469,264	217,934,724	17,782,766	12,238,894	1,845,820,075	23,205,457
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	1,809,255	–	–	2,397,595	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(181)	(5)	–	–	–	(2,903)
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

NET ASSETS	$322,463,343	$1,058,000,399	$228,156,117	$123,806,438	$4,192,418,461	$108,666,380

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	23,622,538	51,512,777	16,884,732	9,642,647	114,969,453	7,284,164
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.65	$20.54	$13.51	$12.84	$36.47	$14.92

* Cost
Investment securities (unaffiliated)	$287,860,901	$931,162,898	$216,746,308	$128,318,409	$2,366,527,055	$84,610,097

Investment securities (affiliated)	$–	$–	$–	$–	$9,788,272	$–

Foreign cash	$–	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–

† Including securities on loan	$21,209,033	$120,710,186	$6,887,301	$19,639,572	$134,772,550	$–

See Notes To Financial Statements

255

VALIC Company I

STATEMENT OF OPERATIONS — For the Six Months Ended November 30, 2015

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,265,984	$2,255,057	$648,032	$14,699	$2,288,113	$8,825,058	$–
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	75,803	14,586	8,303	2,874	10,324	161,054	–
Interest (unaffiliated)	1,094,970	1,380	38	2,851,191	–	500	486,003

Total investment income*	2,436,757	2,271,023	656,373	2,868,764	2,298,437	8,986,612	486,003

EXPENSES:
Investment advisory and management fees	430,768	2,362,751	201,218	618,475	998,029	2,132,418	327,786
Administrative service fee	58,154	218,796	19,403	83,542	84,314	198,462	16,695
Transfer agent fees and expenses	561	1,497	748	1,335	561	1,497	420
Custodian fees	41,997	16,167	10,194	20,314	15,357	12,062	10,676
Reports to shareholders	11,172	43,883	4,272	14,792	16,753	42,837	23,033
Audit and tax fees	29,268	15,128	18,415	20,746	15,142	15,092	15,555
Legal fees	5,965	10,347	1,772	6,422	9,666	10,093	9,318
Directors’ fees and expenses	4,888	17,500	1,661	6,518	7,363	18,124	7,433
Interest expense	–	–	30	–	–	1,307	–
Other expenses	28,697	12,397	6,568	8,011	7,810	11,806	5,704

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	611,470	2,698,466	264,281	780,155	1,154,995	2,443,698	416,620

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	(19,945)	–	(155,712)	(32,754)	2,946
Fees paid indirectly (Note 7)	(2,233)	(2,789)	(1,024)	–	(850)	–	–

Net expenses	609,237	2,695,677	243,312	780,155	998,433	2,410,944	419,566

Net investment income (loss)	1,827,520	(424,654)	413,061	2,088,609	1,300,004	6,575,668	66,437

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	1,038,319	31,570,648	1,179,906	321,768	5,243,644	53,702,737	(552,966)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	552,805
Net realized gain (loss) on futures contracts and written options contracts	(734,897)	–	–	–	(34,525)	–	(5,607,530)
Net realized foreign exchange gain (loss) on other assets and liabilities	(28,660)	(163)	–	–	92	(4,571)	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	274,762	31,570,485	1,179,906	321,768	5,209,211	53,698,166	(5,607,691)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(5,803,616)	(5,073,435)	(4,086,674)	(3,051,937)	(14,136,896)	(63,742,102)	16,824
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	(5,740,097)
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	763,235	–	–	–	31,658	–	22,947
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	122,009	(51)	–	–	(29)	40	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(4,918,372)	(5,073,486)	(4,086,674)	(3,051,937)	(14,105,267)	(63,742,062)	(5,700,326)

Net realized and unrealized gain (loss) on investments and foreign currencies	(4,643,610)	26,496,999	(2,906,768)	(2,730,169)	(8,896,056)	(10,043,896)	(11,308,017)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,816,090)	$26,072,345	$(2,493,707)	$(641,560)	$(7,596,052)	$(3,468,228)	$(11,241,580)

* Net of foreign withholding taxes on interest and dividends of	$7,842	$851	$1,720	$286	$19,272	$29,935	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes To Financial Statements

256

VALIC Company I

STATEMENT OF OPERATIONS — For the Six Months Ended November 30, 2015 — (continued)

	EMERGING ECONOMIES FUND	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$10,243,954	$7,902,620	$8,190,833	$3,515,308	$3,151,241	$–	$6,451,059
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	176,797	506,949	43,849	13,880	185,401	52	125,766
Interest (unaffiliated)	225	476	186	–	2,821,628	2,058,435	378

Total investment income*	10,420,976	8,410,045	8,234,868	3,529,188	6,158,270	2,058,487	6,577,203

EXPENSES:
Investment advisory and management fees	2,237,539	2,988,151	1,849,140	968,670	1,202,162	378,675	3,448,975
Administrative service fee	194,898	300,070	172,588	130,770	162,357	51,121	332,517
Transfer agent fees and expenses	1,961	1,543	1,311	936	561	1,685	936
Custodian fees	217,404	78,977	42,243	32,758	66,876	8,397	33,575
Reports to shareholders	42,064	60,848	37,735	30,766	32,981	10,821	67,421
Audit and tax fees	21,569	20,026	17,136	21,188	20,303	21,611	15,367
Legal fees	36,335	12,774	10,364	8,903	8,016	5,864	13,456
Directors’ fees and expenses	18,544	27,393	13,659	11,839	14,282	4,479	27,803
Interest expense	1,408	–	62	411	–	–	363
Other expenses	15,225	18,426	15,433	11,327	13,346	6,980	15,229

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	2,786,947	3,508,208	2,159,671	1,217,568	1,520,884	489,633	3,955,642

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	–	–	–	–	–
Fees paid indirectly (Note 7)	(4,629)	(2,597)	(4,278)	–	(45)	–	–

Net expenses	2,782,318	3,505,611	2,155,393	1,217,568	1,520,839	489,633	3,955,642

Net investment income (loss)	7,638,658	4,904,434	6,079,475	2,311,620	4,637,431	1,568,854	2,621,561

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(38,956,540)	7,986,455	14,333,077	1,788,677	1,495,405	44,422	18,425,152
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	–	–	–	(1,016,327)	–	–	(183,376)
Net realized foreign exchange gain (loss) on other assets and liabilities	(510,474)	(222,378)	(18,089)	(25,161)	3,141,490	–	(1,372)
Net increase from payment by affiliate (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	(39,467,014)	7,764,077	14,314,988	747,189	4,636,895	44,422	18,240,404

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(75,170,202)	(126,071,633)	(30,142,638)	(17,750,123)	(38,643,222)	(1,729,132)	(18,027,369)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	–	320,717	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	15,588	(93,122)	(228)	23,086	(2,776,955)	–	(2,941)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(70,568)	(4,975)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(75,225,182)	(126,169,730)	(30,142,866)	(17,406,320)	(41,420,177)	(1,729,132)	(18,030,310)

Net realized and unrealized gain (loss) on investments and foreign currencies	(114,692,196)	(118,405,653)	(15,827,878)	(16,659,131)	(36,783,282)	(1,684,710)	210,094

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(107,053,538)	$(113,501,219)	$(9,748,403)	$(14,347,511)	$(32,145,851)	$(115,856)	$2,831,655

* Net of foreign withholding taxes on interest and dividends of	$1,434,030	$581,037	$362,523	$128,940	$246,060	$–	$19,796

** Net of foreign withholding taxes on capital gains of	$44,665	$–	$–	$–	$–	$–	$–

See Notes To Financial Statements

257

VALIC Company I

STATEMENT OF OPERATIONS — For the Six Months Ended November 30, 2015 — (continued)

	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	LARGE CAP CORE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,134,996	$2,614,767	$160,397	$10,839,477	$–	$4,223,209	$1,479,526
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	2,349	222,368	5,246	295,600	1,015	108,217	2,765
Interest (unaffiliated)	47	33,667	5,038,710	4,680	2,501,416	245	1

Total investment income*	1,137,392	2,870,802	5,204,353	11,139,757	2,502,431	4,331,671	1,482,292

EXPENSES:
Investment advisory and management fees	439,906	4,505,275	1,092,706	1,612,253	391,257	2,600,019	584,228
Administrative service fee	39,592	311,230	154,531	369,071	52,820	191,582	56,336
Transfer agent fees and expenses	1,124	748	1,313	2,467	1,352	1,311	748
Custodian fees	11,092	26,445	15,162	62,721	15,224	79,728	4,950
Reports to shareholders	8,103	96,254	31,920	61,973	11,630	36,658	11,559
Audit and tax fees	20,853	16,142	18,625	41,367	14,593	20,926	15,090
Legal fees	2,554	12,386	8,700	18,409	5,562	9,910	5,970
Directors’ fees and expenses	3,294	21,246	13,487	29,236	5,030	16,888	4,908
Interest expense	–	–	1,073	–	203	1,370	–
Other expenses	7,361	13,224	8,923	115,112	6,924	19,190	7,949

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	533,879	5,002,950	1,346,440	2,312,609	504,595	2,977,582	691,738

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(35,319)	(98,316)	–	–	–	(110,946)	–
Fees paid indirectly (Note 7)	(372)	(2,063)	–	–	–	(1,307)	(8,302)

Net expenses	498,188	4,902,571	1,346,440	2,312,609	504,595	2,865,329	683,436

Net investment income (loss)	639,204	(2,031,769)	3,857,913	8,827,148	1,997,836	1,466,342	798,856

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	2,117,205	56,033,538	(1,942,240)	(423,965)	(4,413,663)	7,844,732	7,665,637
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	(28,329)	338,769	–	(4,803,672)	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(15)	5,000	(486,570)	(184,151)	(92,393)	(74,728)	(228)
Net increase from payment by affiliate (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	2,088,861	56,377,307	(2,428,810)	(5,411,788)	(4,506,056)	7,770,004	7,665,409

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(4,574,771)	(130,991,270)	(12,371,196)	(88,497,838)	(614,187)	(49,907,598)	(9,303,208)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	14,647	334,044	–	1,397,197	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	2,840	505,676	63,665	33,310	(52,759)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	(786)	–	–	–	17,956	–

Net unrealized gain (loss) on investments and foreign currencies	(4,560,124)	(130,655,172)	(11,865,520)	(87,036,976)	(580,877)	(49,942,401)	(9,303,208)

Net realized and unrealized gain (loss) on investments and foreign currencies	(2,471,263)	(74,277,865)	(14,294,330)	(92,448,764)	(5,086,933)	(42,172,397)	(1,637,799)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,832,059)	$(76,309,634)	$(10,436,417)	$(83,621,616)	$(3,089,097)	$(40,706,055)	$(838,943)

* Net of foreign withholding taxes on interest and dividends of	$838	$31,969	$(36)	$609,545	$1,067	$322,832	$5,893

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$351	$–

See Notes To Financial Statements

258

VALIC Company I

STATEMENT OF OPERATIONS — For the Six Months Ended November 30, 2015 — (continued)

	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,725,394	$25,502,359	$617,762	$–	$2,018,584	$3,992,185	$237,377
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	30,208	754,163	205,535	–	15,526	440,144	253,083
Interest (unaffiliated)	339	7,825	438	314,764	39	5,613	1

Total investment income*	2,755,941	26,264,347	823,735	314,764	2,034,149	4,437,942	490,461

EXPENSES:
Investment advisory and management fees	1,287,631	4,156,231	936,090	695,180	639,778	4,233,212	507,302
Administrative service fee	135,805	1,065,534	90,723	117,312	109,204	326,240	40,286
Transfer agent fees and expenses	969	3,219	1,307	2,225	2,319	2,454	561
Custodian fees	10,025	47,147	5,564	5,897	5,068	85,797	10,265
Reports to shareholders	26,107	203,193	18,199	19,395	22,917	67,205	6,433
Audit and tax fees	15,099	15,038	15,350	17,740	15,026	15,947	18,458
Legal fees	7,973	43,645	6,794	7,134	7,454	13,358	5,315
Directors’ fees and expenses	11,440	89,514	8,098	9,757	8,365	27,125	2,922
Interest expense	215	–	123	–	–	343	24
Other expenses	22,740	61,323	14,789	7,606	136,858	24,066	10,173

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	1,518,004	5,684,844	1,097,037	882,246	946,989	4,795,747	601,739

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	–	(584,916)	(89,535)	–	(10,882)
Fees paid indirectly (Note 7)	(2,115)	–	(12,585)	–	–	(30,372)	–

Net expenses	1,515,889	5,684,844	1,084,452	297,330	857,454	4,765,375	590,857

Net investment income (loss)	1,240,052	20,579,503	(260,717)	17,434	1,176,695	(327,433)	(100,396)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	9,554,879	92,888,031	62,717	1,490	12,779,674	38,799,882	4,047,917
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	–	(7,958,326)	–	–	(56,829)	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	2,218	–	27	–	–	(96,896)	–
Net increase from payment by affiliate (Note 3)	–	–	–	509,189	–	–	–

Net realized gain (loss) on investments and foreign currencies	9,557,097	84,929,705	62,744	510,679	12,722,845	38,702,986	4,047,917

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(14,007,387)	(222,942,769)	(14,285,755)	–	(2,285,874)	(22,804,515)	(8,664,267)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	453,956	–	–	464,177	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	2,205	–	–	–	–	(114,280)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(14,005,182)	(222,488,813)	(14,285,755)	–	(1,821,697)	(22,918,795)	(8,664,267)

Net realized and unrealized gain (loss) on investments and foreign currencies	(4,448,085)	(137,559,108)	(14,223,011)	510,679	10,901,148	15,784,191	(4,616,350)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,208,033)	$(116,979,605)	$(14,483,728)	$528,113	$12,077,843	$15,456,758	$(4,716,746)

* Net of foreign withholding taxes on interest and dividends of	$45,230	$–	$871	$–	$554	$85,782	$4,438

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

259

VALIC Company I

STATEMENT OF OPERATIONS — For the Six Months Ended November 30, 2015 — (continued)

	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,851,178	$7,628,707	$2,539,153	$338,700	$45,456,950	$1,324,496
Dividends (affiliated)	–	–	–	–	126,897	–
Securities lending income	176,874	1,492,881	103,735	96,141	239,640	2,505
Interest (unaffiliated)	981	2,276	355	–	4,906	–

Total investment income*	2,029,033	9,123,864	2,643,243	434,841	45,828,393	1,327,001

EXPENSES:
Investment advisory and management fees	1,475,024	1,594,371	850,250	538,610	5,237,530	429,245
Administrative service fee	112,171	362,980	76,523	42,772	1,430,166	37,146
Transfer agent fees and expenses	561	2,859	1,124	561	3,778	1,311
Custodian fees	19,967	23,559	8,544	7,678	62,557	8,227
Reports to shareholders	20,237	66,673	14,507	7,425	293,635	7,380
Audit and tax fees	15,565	16,382	15,351	18,628	15,054	18,403
Legal fees	7,189	13,477	6,400	5,552	44,901	2,339
Directors’ fees and expenses	9,804	30,409	6,674	3,441	124,256	3,264
Interest expense	46	–	–	–	–	–
Other expenses	8,530	100,605	7,363	11,436	78,755	6,806

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	1,669,094	2,211,315	986,736	636,103	7,290,632	514,121

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(123,627)	–	–	(2,444)	–	(46,355)
Fees paid indirectly (Note 7)	(6,201)	–	(5,774)	(1,898)	–	–

Net expenses	1,539,266	2,211,315	980,962	631,761	7,290,632	467,766

Net investment income (loss)	489,767	6,912,549	1,662,281	(196,920)	38,537,761	859,235

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	13,826,289	56,320,675	9,973,600	2,389,958	118,153,473	4,412,012
Net realized gain (loss) on investments (affiliated)	–	–	–	–	920,916	–
Net realized gain (loss) on futures contracts and written options contracts	–	(3,812,945)	–	–	(1,312,024)	–
Net realized foreign exchange gain (loss) on other assets and liabilities	97	(23)	–	–	–	(653)
Net increase from payment by affiliate (Note 3)	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	13,826,386	52,507,707	9,973,600	2,389,958	117,762,365	4,411,359

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(27,502,312)	(98,016,867)	(15,669,391)	(9,032,370)	(181,746,238)	(9,414,369)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	575,376	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	1,707,455	–	–	2,745,246	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(291)	(11)	–	–	–	(2,584)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(27,502,603)	(96,309,423)	(15,669,391)	(9,032,370)	(178,425,616)	(9,416,953)

Net realized and unrealized gain (loss) on investments and foreign currencies	(13,676,217)	(43,801,716)	(5,695,791)	(6,642,412)	(60,663,251)	(5,005,594)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,186,450)	$(36,889,167)	$(4,033,510)	$(6,839,332)	$(22,125,490)	$(4,146,359)

* Net of foreign withholding taxes on interest and dividends of	$5,902	$2,908	$4,118	$(39)	$6,335	$2,817

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

260

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS

	ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		BROAD CAP VALUE INCOME FUND		CAPITAL CONSERVATION FUND
	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,827,520	$3,213,622	$(424,654)	$(733,889)	$413,061	$788,357	$2,088,609	$3,885,145
Net realized gain (loss) on investments and foreign currencies	274,762	18,672,650	31,570,485	79,081,661	1,179,906	3,622,686	321,768	2,583,098
Net unrealized gain (loss) on investments and foreign currencies	(4,918,372)	(11,258,120)	(5,073,486)	13,747,091	(4,086,674)	1,711,762	(3,051,937)	(679,768)

Net increase (decrease) in net assets resulting from operations	(2,816,090)	10,628,152	26,072,345	92,094,863	(2,493,707)	6,122,805	(641,560)	5,788,475

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(3,618,858)	–	–	–	(1,017,689)	–	(4,829,813)
Net realized gain on securities	–	(10,557,797)	–	(58,560,819)	–	(1,884,876)	–	–

Total distributions to shareholders	–	(14,176,655)	–	(58,560,819)	–	(2,902,565)	–	(4,829,813)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(5,574,180)	6,331,045	(12,916,674)	3,837,529	(2,776,625)	5,723,984	(18,066,021)	58,533,427

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,390,270)	2,782,542	13,155,671	37,371,573	(5,270,332)	8,944,224	(18,707,581)	59,492,089
NET ASSETS:
Beginning of period	179,126,120	176,343,578	652,818,595	615,447,022	62,619,023	53,674,799	256,042,566	196,550,477

End of period†	$170,735,850	$179,126,120	$665,974,266	$652,818,595	$57,348,691	$62,619,023	$237,334,985	$256,042,566

† Includes accumulated undistributed net investment income (loss)	$5,121,821	$3,294,301	$(704,397)	$(279,743)	$1,201,141	$788,080	$6,513,872	$4,425,263

See Notes to Financial Statements

261

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	CORE EQUITY FUND		DIVIDEND VALUE FUND		DYNAMIC ALLOCATION FUND		EMERGING ECONOMIES FUND
	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,300,004	$2,532,160	$6,575,668	$13,521,930	$66,437	$3,566,690	$7,638,658	$15,137,565
Net realized gain (loss) on investments and foreign currencies	5,209,211	29,762,465	53,698,166	61,681,178	(5,607,691)	11,018,598	(39,467,014)	(17,115,476)
Net unrealized gain (loss) on investments and foreign currencies	(14,105,267)	(5,653,306)	(63,742,062)	(19,630,379)	(5,700,326)	(4,016,037)	(75,225,182)	(4,925,272)

Net increase (decrease) in net assets resulting from operations	(7,596,052)	26,641,319	(3,468,228)	55,572,729	(11,241,580)	10,569,251	(107,053,538)	(6,903,183)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(2,463,039)	–	(13,426,887)	–	(3,684,811)	–	(13,724,791)
Net realized gain on securities	–	–	–	(40,820,403)	–	(4,429,198)	–	–

Total distributions to shareholders	–	(2,463,039)	–	(54,247,290)	–	(8,114,009)	–	(13,724,791)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(15,440,699)	(27,089,715)	(72,903,952)	19,360,662	(2,164,852)	15,248,224	(6,567,949)	(9,438,322)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,036,751)	(2,911,435)	(76,372,180)	20,686,101	(13,406,432)	17,703,466	(113,621,487)	(30,066,296)
NET ASSETS:
Beginning of period	265,954,701	268,866,136	641,719,263	621,033,162	272,704,772	255,001,306	648,339,431	678,405,727

End of period†	$242,917,950	$265,954,701	$565,347,083	$641,719,263	$259,298,340	$272,704,772	$534,717,944	$648,339,431

† Includes accumulated undistributed net investment income (loss)	$3,814,936	$2,514,932	$20,048,796	$13,473,128	$4,965,734	$4,899,297	$21,910,459	$14,271,801

See Notes to Financial Statements

262

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	FOREIGN VALUE FUND		GLOBAL REAL ESTATE FUND		GLOBAL SOCIAL AWARENESS FUND		GLOBAL STRATEGY FUND
	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,904,434	$19,124,198	$6,079,475	$12,122,418	$2,311,620	$7,036,792	$4,637,431	$11,574,202
Net realized gain (loss) on investments and foreign currencies	7,764,077	36,447,580	14,314,988	29,617,664	747,189	49,643,597	4,636,895	40,111,592
Net unrealized gain (loss) on investments and foreign currencies	(126,169,730)	(122,647,199)	(30,142,866)	(12,475,344)	(17,406,320)	(25,770,138)	(41,420,177)	(41,270,153)

Net increase (decrease) in net assets resulting from operations	(113,501,219)	(67,075,421)	(9,748,403)	29,264,738	(14,347,511)	30,910,251	(32,145,851)	10,415,641

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(25,076,265)	–	(13,048,195)	–	(8,510,951)	–	(13,523,654)
Net realized gain on securities	–	–	–	(13,155,063)	–	–	–	(15,854,531)

Total distributions to shareholders	–	(25,076,265)	–	(26,203,258)	–	(8,510,951)	–	(29,378,185)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(33,518,356)	5,923,567	(7,128,754)	98,202,846	(31,085,715)	(39,128,693)	(16,527,907)	(18,547,976)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(147,019,575)	(86,228,119)	(16,877,157)	101,264,326	(45,433,226)	(16,729,393)	(48,673,758)	(37,510,520)
NET ASSETS:
Beginning of period	990,963,751	1,077,191,870	514,346,812	413,082,486	423,242,230	439,971,623	514,563,555	552,074,075

End of period†	$843,944,176	$990,963,751	$497,469,655	$514,346,812	$377,809,004	$423,242,230	$465,889,797	$514,563,555

† Includes accumulated undistributed net investment income (loss)	$22,006,181	$17,101,747	$17,099,510	$11,020,035	$9,037,984	$6,726,364	$19,543,209	$14,905,778

See Notes to Financial Statements

263

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	GOVERNMENT SECURITIES FUND		GROWTH FUND		GROWTH & INCOME FUND		HEALTH SCIENCES FUND
	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,568,854	$3,274,482	$2,621,561	$5,998,863	$639,204	$1,252,717	$(2,031,769)	$(4,330,574)
Net realized gain (loss) on investments and foreign currencies	44,422	17,956	18,240,404	148,048,172	2,088,861	6,068,028	56,377,307	117,391,127
Net unrealized gain (loss) on investments and foreign currencies	(1,729,132)	1,637,323	(18,030,310)	(49,991,508)	(4,560,124)	6,132,095	(130,655,172)	174,166,195

Net increase (decrease) in net assets resulting from operations	(115,856)	4,929,761	2,831,655	104,055,527	(1,832,059)	13,452,840	(76,309,634)	287,226,748

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(3,617,730)	–	(5,982,168)	–	(1,149,106)	–	–
Net realized gain on securities	–	–	–	(112,075,403)	–	–	–	(105,579,102)

Total distributions to shareholders	–	(3,617,730)	–	(118,057,571)	–	(1,149,106)	–	(105,579,102)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(16,985,925)	(1,456,780)	(36,745,058)	27,347,654	(3,171,557)	(4,966,949)	26,409,950	177,506,268

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,101,781)	(144,749)	(33,913,403)	13,345,610	(5,003,616)	7,336,785	(49,899,684)	359,153,914
NET ASSETS:
Beginning of period	161,976,725	162,121,474	1,027,987,698	1,014,642,088	121,742,049	114,405,264	939,311,160	580,157,246

End of period†	$144,874,944	$161,976,725	$994,074,295	$1,027,987,698	$116,738,433	$121,742,049	$889,411,476	$939,311,160

† Includes accumulated undistributed net investment income (loss)	$5,263,724	$3,694,870	$8,241,498	$5,619,937	$1,885,748	$1,246,544	$(4,240,442)	$(2,208,673)

See Notes to Financial Statements

264

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	INFLATION PROTECTED FUND		INTERNATIONAL EQUITIES INDEX FUND		INTERNATIONAL GOVERNMENT BOND FUND		INTERNATIONAL GROWTH FUND
	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,857,913	$5,410,272	$8,827,148	$28,107,503	$1,997,836	$4,973,876	$1,466,342	$7,117,962
Net realized gain (loss) on investments and foreign currencies	(2,428,810)	(1,618,369)	(5,411,788)	47,676,640	(4,506,056)	(2,389,351)	7,770,004	32,331,649
Net unrealized gain (loss) on investments and foreign currencies	(11,865,520)	(11,329,130)	(87,036,976)	(87,063,674)	(580,877)	(12,952,133)	(49,942,401)	(25,519,177)

Net increase (decrease) in net assets resulting from operations	(10,436,417)	(7,537,227)	(83,621,616)	(11,279,531)	(3,089,097)	(10,367,608)	(40,706,055)	13,930,434

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(9,511,833)	–	(36,655,892)	–	(4,426,307)	–	(8,720,692)
Net realized gain on securities	–	(946,808)	–	–	–	(472,375)	–	(3,866,978)

Total distributions to shareholders	–	(10,458,641)	–	(36,655,892)	–	(4,898,682)	–	(12,587,670)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(20,920,248)	36,416,860	94,262,262	(45,730,797)	(21,413,350)	(2,662,164)	(30,021,515)	(25,987,741)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,356,665)	18,420,992	10,640,646	(93,666,220)	(24,502,447)	(17,928,454)	(70,727,570)	(24,644,977)
NET ASSETS:
Beginning of period	487,477,465	469,056,473	1,081,173,923	1,174,840,143	171,312,263	189,240,717	621,387,059	646,032,036

End of period†	$456,120,800	$487,477,465	$1,091,814,569	$1,081,173,923	$146,809,816	$171,312,263	$550,659,489	$621,387,059

† Includes accumulated undistributed net investment income (loss)	$6,773,754	$2,915,841	$34,254,611	$25,427,463	$4,925,416	$2,927,580	$6,351,285	$4,884,943

See Notes to Financial Statements

265

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	LARGE CAP CORE FUND		LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND		MID CAP STRATEGIC GROWTH FUND
	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$798,856	$1,360,723	$1,240,052	$3,400,577	$20,579,503	$36,974,236	$(260,717)	$(588,908)
Net realized gain (loss) on investments and foreign currencies	7,665,409	30,092,022	9,557,097	17,638,097	84,929,705	284,384,321	62,744	32,441,069
Net unrealized gain (loss) on investments and foreign currencies	(9,303,208)	(7,214,329)	(14,005,182)	22,023,132	(222,488,813)	41,267,162	(14,285,755)	760,724

Net increase (decrease) in net assets resulting from operations	(838,943)	24,238,416	(3,208,033)	43,061,806	(116,979,605)	362,625,719	(14,483,728)	32,612,885

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(1,848,125)	–	(2,254,711)	–	(32,614,235)	–	–
Net realized gain on securities	–	(26,028,354)	–	(72,380,164)	–	(177,800,174)	–	(40,774,747)

Total distributions to shareholders	–	(27,876,479)	–	(74,634,875)	–	(210,414,409)	–	(40,774,747)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(13,102,457)	4,190,074	(16,308,770)	45,090,609	(151,746,632)	4,401,581	(14,439,585)	(767,379)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,941,400)	552,011	(19,516,803)	13,517,540	(268,726,237)	156,612,891	(28,923,313)	(8,929,241)
NET ASSETS:
Beginning of period	180,201,211	179,649,200	421,567,344	408,049,804	3,335,643,766	3,179,030,875	288,138,326	297,067,567

End of period†	$166,259,811	$180,201,211	$402,050,541	$421,567,344	$3,066,917,529	$3,335,643,766	$259,215,013	$288,138,326

† Includes accumulated undistributed net investment income (loss)	$2,159,760	$1,360,904	$4,632,677	$3,392,625	$57,519,469	$36,939,966	$(653,706)	$(392,989)

See Notes to Financial Statements

266

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	MONEY MARKET I FUND		NASDAQ-100® INDEX FUND		SCIENCE & TECHNOLOGY FUND		SMALL CAP AGGRESSIVE GROWTH FUND
	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$17,434	$35,689	$1,176,695	$2,152,490	$(327,433)	$(1,101,950)	$(100,396)	$(441,868)
Net realized gain (loss) on investments and foreign currencies	510,679	116,175	12,722,845	13,478,489	38,702,986	165,809,413	4,047,917	15,743,785
Net unrealized gain (loss) on investments and foreign currencies	–	–	(1,821,697)	41,014,188	(22,918,795)	10,456,136	(8,664,267)	12,467,445

Net increase (decrease) in net assets resulting from operations	528,113	151,864	12,077,843	56,645,167	15,456,758	175,163,599	(4,716,746)	27,769,362

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(17,434)	(35,689)	–	(2,911,523)	–	–	–	–
Net realized gain on securities	–	–	–	(3,499,947)	–	(99,781,720)	–	(22,156,109)

Total distributions to shareholders	(17,434)	(35,689)	–	(6,411,470)	–	(99,781,720)	–	(22,156,109)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	1,127,206	(23,521,148)	(7,286,824)	24,723,396	(42,285,824)	2,832,046	10,387,032	8,845,436

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,637,885	(23,404,973)	4,791,019	74,957,093	(26,829,066)	78,213,925	5,670,286	14,458,689
NET ASSETS:
Beginning of period	343,362,835	366,767,808	330,077,086	255,119,993	1,014,901,688	936,687,763	115,868,635	101,409,946

End of period†	$345,000,720	$343,362,835	$334,868,105	$330,077,086	$988,072,622	$1,014,901,688	$121,538,921	$115,868,635

† Includes accumulated undistributed net investment income (loss)	$1,129	$1,129	$3,329,616	$2,152,921	$(1,091,661)	$(764,228)	$(216,651)	$(116,255)

See Notes to Financial Statements

267

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP FUND		SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND		SMALL-MID GROWTH FUND
	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$489,767	$563,404	$6,912,549	$12,683,299	$1,662,281	$3,039,935	$(196,920)	$(499,503)
Net realized gain (loss) on investments and foreign currencies	13,826,386	47,798,905	52,507,707	73,305,592	9,973,600	22,870,330	2,389,958	11,761,707
Net unrealized gain (loss) on investments and foreign currencies	(27,502,603)	(10,872,132)	(96,309,423)	30,994,644	(15,669,391)	(6,929,716)	(9,032,370)	11,077,235

Net increase (decrease) in net assets resulting from operations	(13,186,450)	37,490,177	(36,889,167)	116,983,535	(4,033,510)	18,980,549	(6,839,332)	22,339,439

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	–	–	(11,430,032)	–	(2,248,647)	–	–
Net realized gain on securities	–	(53,080,700)	–	(58,884,246)	–	(17,856,384)	–	(27,393,016)

Total distributions to shareholders	–	(53,080,700)	–	(70,314,278)	–	(20,105,031)	–	(27,393,016)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(18,643,955)	6,077,339	(24,573,590)	(34,071,129)	(6,796,304)	(9,468,325)	(1,124,732)	11,985,271

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,830,405)	(9,513,184)	(61,462,757)	12,598,128	(10,829,814)	(10,592,807)	(7,964,064)	6,931,694
NET ASSETS:
Beginning of period	354,293,748	363,806,932	1,119,463,156	1,106,865,028	238,985,931	249,578,738	131,770,502	124,838,808

End of period†	$322,463,343	$354,293,748	$1,058,000,399	$1,119,463,156	$228,156,117	$238,985,931	$123,806,438	$131,770,502

† Includes accumulated undistributed net investment income (loss)	$836,541	$346,774	$19,134,900	$12,222,351	$4,672,920	$3,010,639	$(530,618)	$(333,698)

See Notes to Financial Statements

268

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	STOCK INDEX FUND		VALUE FUND
	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$38,537,761	$76,077,595	$859,235	$1,594,689
Net realized gain (loss) on investments and foreign currencies	117,762,365	310,168,969	4,411,359	12,224,906
Net unrealized gain (loss) on investments and foreign currencies	(178,425,616)	99,649,853	(9,416,953)	(1,624,808)

Net increase (decrease) in net assets resulting from operations	(22,125,490)	485,896,417	(4,146,359)	12,194,787

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(72,009,853)	–	(1,711,405)
Net realized gain on securities	–	(162,018,858)	–	–

Total distributions to shareholders	–	(234,028,711)	–	(1,711,405)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	$(305,081,626)	(205,245,333)	$(4,062,267)	(15,472,382)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(327,207,116)	46,622,373	(8,208,626)	(4,989,000)
NET ASSETS:
Beginning of period	4,519,625,577	4,473,003,204	116,875,006	121,864,006

End of period†	$4,192,418,461	$4,519,625,577	$108,666,380	$116,875,006

† Includes accumulated undistributed net investment income (loss)	$114,556,494	$76,018,733	$2,451,370	$1,592,135

See Notes to Financial Statements

269

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 34 separate mutual funds (each, a “Fund” and collectively, the “Funds”), each of which issues its own separate class of capital shares:

Asset Allocation Fund	International Equities Index Fund
Blue Chip Growth Fund	International Government Bond Fund
Broad Cap Value Income Fund	International Growth Fund
Capital Conservation Fund	Large Cap Core Fund
Core Equity Fund	Large Capital Growth Fund
Dividend Value Fund	Mid Cap Index Fund
Dynamic Allocation Fund*	Mid Cap Strategic Growth Fund
Emerging Economies Fund	Money Market I Fund
Foreign Value Fund	Nasdaq-100® Index Fund
Global Real Estate Fund	Science & Technology Fund
Global Social Awareness Fund	Small Cap Aggressive Growth Fund
Global Strategy Fund	Small Cap Fund
Government Securities Fund	Small Cap Index Fund
Growth Fund	Small Cap Special Values Fund
Growth & Income Fund	Small-Mid Growth Fund
Health Sciences Fund	Stock Index Fund
Inflation Protected Fund	Value Fund

*	The Dynamic Allocation Fund invests, under normal conditions, approximately 70% to 90% of its assets in shares of the underlying funds, which are funds of VC I and VALIC Company II (“VC II”), (collectively, the “Underlying Funds”) (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed income securities and short-term investments (the “Overlay Component”).

Each Fund is diversified with the exception of International Government Bond Fund and Nasdaq-100® Index Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”) , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

270

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of November 30, 2015, is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return.

271

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund, Core Equity Fund, Dynamic Allocation Fund, Global Social Awareness Fund, Growth Fund, Growth & Income Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund and Health Sciences Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Written option contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

272

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Transactions in options written during the period ended November 30, 2015 are summarized as follows:

	Written Options
	Dynamic Allocation		Health Sciences
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options Outstanding as of May 31, 2015	156,000	$968,230	226	$130,794
Options Written	399,000	3,807,443	510	383,992
Options terminated in closing purchase transactions	(487,000)	(3,991,458)	(67)	(102,263)
Options exercised	—	—	(156)	(86,880)
Options expired	—	—	(194)	(173,363)

Options Outstanding as of November 30, 2015	68,000	$784,215	319	$152,280

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of November 30, 2015, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ended November 30, 2015. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of November 30, 2015, please refer to a schedule following each Fund’s Portfolio of Investments.

Asset Derivatives
	Interest Rate Contracts	Equity Contracts		Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)(6)	Futures Contracts(1)(6)	Options Purchased(2)	Foreign Exchange Contracts(3)
Asset Allocation	$2,688	$292,951	$—	$—	$295,639
Core Equity	—	—	—	—	—
Dynamic Allocation	—	—	934,862	—	934,862
Global Social Awareness	—	—	—	—	—
Global Strategy	—	—	—	5,449,865	5,449,865
Growth	—	—	—	—	—
Growth & Income	—	—	—	—	—
Health Sciences	—	—	—	—	—
International Equities Index	—	—	—	—	—
Mid Cap Index	—	—	—	—	—
Nasdaq-100 Index	—	—	—	—	—
Small Cap Index	—	—	—	—	—
Stock Index	—	—	—	—	—

273

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts		Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)(6)	Futures Contracts(1)(6)	Options Written(4)	Foreign Exchange Contracts(5)
Asset Allocation	$—	$56,119	$—	$—	$56,119
Core Equity	—	3,535	—	—	3,535
Dynamic Allocation	—	297,950	496,698	—	794,648
Global Social Awareness	—	47,975	—	—	47,975
Global Strategy	—	—	—	717,403	717,403
Growth	—	—	—	—	—
Growth & Income	—	4,040	—	—	4,040
Health Sciences	—	—	3,961	—	3,961
International Equities Index	—	61,380	—	—	61,380
Mid Cap Index	—	213,640	—	—	213,640
Nasdaq-100 Index	—	37,950	—	—	37,950
Small Cap Index	—	186,200	—	—	186,200
Stock Index	—	181,295	—	—	181,295

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Investments, at value
(3)	Unrealized appreciation on forward foreign currency contracts
(4)	Call and put options written, at value
(5)	Unrealized depreciation on forward foreign currency contracts
(6)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
Asset Allocation	$612,734
Core Equity	48,999
Dynamic Allocation	(8,601)
Global Social Awareness	664,715
Growth & Income	6,404
International Equities Index	2,446,982
Mid Cap Index	1,230,295
Nasdaq-100 Index	745,016
Small Cap Index	1,809,255
Stock Index	2,397,595

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts	Equity Contracts		Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)	Futures Contracts(1)	Options*	Foreign Exchange Contracts(2)
Asset Allocation	$13,510	$(748,407)	$—	$—	$(734,897)
Core Equity	—	(34,525)	—	—	(34,525)
Dynamic Allocation	—	(6,246,972)	(223,365)	—	(6,470,337)
Global Social Awareness	—	(1,016,327)	—	—	(1,016,327)
Global Strategy	—	—	—	3,523,807	3,523,807
Growth	—	(183,376)	—	—	(183,376)
Growth & Income	—	(28,329)	—	—	(28,329)
Health Sciences	—	—	338,769	—	338,769
International Equities Index	—	(4,803,672)	—	—	(4,803,672)
Mid Cap Index	—	(7,958,326)	—	—	(7,958,326)
Nasdaq-100 Index	—	(56,829)	—	—	(56,829)
Small Cap Index	—	(3,812,945)	—	—	(3,812,945)
Stock Index	—	(1,312,024)	—	—	(1,312,024)

274

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts	Equity Contracts		Foreign Exchange Contracts	Total
Fund	Futures Contracts(3)	Futures Contracts(3)	Options*	Foreign Exchange Contracts(4)
Asset Allocation	$(17,469)	$780,704	$—	$—	$763,235
Core Equity	—	31,658	—	—	31,658
Dynamic Allocation	—	290,313	445,201	—	735,514
Global Social Awareness	—	320,717	—	—	320,717
Global Strategy	—	—	—	(2,794,137)	(2,794,137)
Growth & Income	—	14,647	—	—	14,647
Health Sciences	—	—	334,044	—	334,044
International Equities Index	—	1,397,197	—	—	1,397,197
Mid Cap Index	—	453,956	—	—	453,956
Nasdaq-100 Index	—	464,177	—	—	464,177
Small Cap Index	—	1,707,455	—	—	1,707,455
Stock Index		2,745,246			2,745,246

*	Includes amounts relating to purchased and written options as follows:

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Equity Contracts		Equity Contracts
Fund	Options Purchased(6)	Options Written(1)	Options Purchased(5)	Options Written(3)
Dynamic Allocation	$(862,807)	$639,442	$712,567	$(267,366)
Health Sciences	—	338,769	—	334,044

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts and written options contracts
(2)	Net realized foreign exchange gain (loss) on other assets and liabilities
(3)	Change in unrealized appreciation (depreciation) on futures contracts and written options contracts
(4)	Change in unrealized foreign exchange gain (loss) on other assets and liabilities
(5)	Change in unrealized appreciation (depreciation) on investments (unaffiliated)
(6)	Net realized gain (loss) on investments (unaffiliated)

The following table represents the average monthly balances of derivatives held during the year ended November 30, 2015.

	Average Amount Outstanding During the Period
Fund	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Put Options Contracts(1)	Written Call Options Contracts(1)	Written Put Options Contracts(1)
Asset Allocation	$64,720,562	$—	$—	$—	$—
Core Equity	710,745	—	—	—	—
Dynamic Allocation	53,984,292	—	1,299,909	376,682	—
Global Social Awareness	13,819,294	—	—	—	—
Global Strategy	—	153,800,753	—	—	—
Growth	—	—	—	—	—
Growth & Income	1,236,478	—	—	—	—
Health Sciences	—	—	—	53,083	—
International Equities Index	93,405,931	—	—	—	—
Mid Cap Index	96,350,632	—	—	—	—
Nasdaq-100 Index	10,123,657	—	—	—	—
Small Cap Index	50,973,295	—	—	—	—
Stock Index	55,909,673	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

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VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of November 30, 2015. The repurchase agreements held by the Funds and the securities on loan as of November 30, 2015, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	Dynamic Allocation Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citigroup Global Markets, Inc.	$—	$—	$82,488	82,488	$—	$—	$43,826	$43,826	$38,662	$—	$38,662
Deutsche Bank AG	—	—	646,154	646,154	—	—	343,307	343,307	302,847	(280,000)	22,847
UBS AG	—	—	206,220	206,220	—	—	109,565	109,565	96,655	(96,655)	—

Total	$—	$—	$934,862	$934,862	$—	$—	$496,698	$496,698	$438,164	$(376,655)	$61,509

	Global Strategy Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$209,486	$—	$—	$209,486	$—	$—	$—	$—	$209,486	$—	$209,486
Barclays Investments, Inc.	887,906	—	—	887,906	8,439	—	—	8,439	879,467	—	879,467
Citibank N.A.	402,532	—	—	402,532	62,035	—	—	62,035	340,497	—	340,497
Deutsche Bank AG	1,012,547	—	—	1,012,547	173,287	—	—	173,287	839,260	—	839,260
Goldman Sachs International	108,215	—	—	108,215	—	—	—	—	108,215	—	108,215
HSBC Bank PLC	462,281	—	—	462,281	75,931	—	—	75,931	386,350	—	386,350
JPMorgan Chase Bank & Co.	1,565,157	—	—	1,565,157	381,198	—	—	381,198	1,183,959	—	1,183,959
Morgan Stanley and Co., Inc.	6,815	—	—	6,815	16,513	—	—	16,513	(9,698)	—	(9,698)
Standard Chartered Bank	786,577	—	—	786,577	—	—	—	—	786,577	—	786,577
UBS AG	8,349	—	—	8,349	—	—	—	—	8,349	—	8,349

Total	$5,449,865	$—	$—	$5,449,865	$717,403	$—	$—	$717,403	$4,732,462	$—	$4,732,462

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the above table.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

As of November 30, 2015, the following funds held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	0.16%	$736,000
International Equities Index	9.36%	41,903,000
Mid Cap Index	4.35%	19,465,000
Money Market I	1.61%	7,202,000
Nasdaq-100® Index	2.76%	12,378,000
Small Cap Index	5.85%	26,188,000
Stock Index	4.39%	19,664,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated November 30, 2015, bearing interest at a rate of 0.00% per annum, with a principal amount of $447,878,000, a repurchase price of $447,878,000, and a maturity date of December 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.75%	10/31/2017	$111,790,000	$111,492,303
U.S. Treasury Notes	2.38%	06/30/2018	85,000,000	88,548,665
U.S. Treasury Notes	3.13%	05/15/2021	150,000,000	160,529,100
U.S. Treasury Notes	3.50%	02/15/2018	40,000,000	42,560,200
U.S. Treasury Notes	3.38%	11/15/2019	50,000,000	53,710,150

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

Mortgage-Backed Dollar Rolls: During the six months ended November 30, 2015, the Asset Allocation Fund and Capital Conservation Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Asset Allocation Fund and Capital Conservation Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The return earned by a Fund with the proceeds of the TBA Roll transaction may not exceed the transaction costs.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Investment Securities Loaned: To realize additional income, each Fund, except for the Dynamic Allocation Fund and the Money Market I Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In

277

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Dynamic Allocation Fund, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Dynamic Allocation Fund, the expenses included in the accompanying financial statements reflect the expenses of the Dynamic Allocation Fund and do not include any expenses associated with the Underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 — 2014 or expected to be taken in each Fund’s 2015 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2012.

New Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to- Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. All required changes to accounting policies have been made in accordance with ASU No. 2014-11.

Money Market Fund Regulatory Matters

Changes in the laws and regulations applicable to and governing money market funds, such as Rule 2a-7 under the Investment Company Act of 1940, as amended, can impact the Money Market I Fund. On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. These amendments will affect the manner in which the Fund and other money market funds are structured and operated, and may impact Fund expenses, returns and liquidity. The degree to which a money market

278

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

fund will be impacted by the rule amendments will depend upon the fund’s portfolio composition and/or the shareholders who qualify to invest in the fund. The amendments have staggered compliance dates. The remainder of the amendments take effect in 2016. As a result of these amendments, the Fund may be required to take certain steps that will impact and may adversely affect the Fund.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

VALIC receives from VC I a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

International Equities Index Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
Mid Cap Index Fund	0.35% on the first $500 million
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Core Equity Fund	0.80% on the first $250 million
0.75% on the next $250 million
0.70% on the next $500 million
0.65% on assets over $1 billion
Growth & Income Fund	0.75% on the first $500 million
0.725% on assets over $500 million
Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Fund	0.90% on the first $250 million
0.85% on the next $250 million
0.80% on the next $500 million
0.75% on assets over $1 billion
Health Sciences Fund*	1.00% on first $500 million
0.95% on assets over $500 million
Inflation Protected Fund	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth Fund	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million
Global Social Awareness Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
Global Strategy Fund	0.50% on the first $500 million
0.46% on assets over $500 million

279

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Capital Conservation Fund	0.50% on the first $250 million
Government Securities Fund	0.45% on the next $250 million
International Government Bond Fund	0.40% on the next $500 million
0.35% on assets over $1 billion
Money Market I Fund	0.40%
Nasdaq-100® Index Fund	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million
Dividend Value Fund	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Value Fund	0.78% on the first $250 million
0.73% on the next $250 million
0.68% on the next $500 million
0.63% on assets over $1 billion
Broad Cap Value Income Fund	0.70% on the first $250 million
Large Cap Core Fund	0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
Foreign Value Fund	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion
Emerging Economies Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Aggressive Growth Fund	0.85% on the first $250 million
Small-Mid Growth Fund	0.75% on assets over $250 million
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million
Dynamic Allocation Fund	0.25% on the first $1 billion
0.22% on the next $1 billion
0.20% on assets over $2 billion

*	Pursuant to an Advisory Fee Waiver Agreement effective August 17, 2015, VALIC has agreed to waive the Health Sciences Fund’s advisory fees in order that such fees equal: (a) 0.97% of the Fund’s average daily net assets when the Fund’s assets are between $700 million and $750 million; and (b) 0.94% of the Fund’s net average daily net assets when the Fund’s assets exceed $750 million.

For the six months ended November 30, 2015, the amount of investment advisory fees waived were $98,316 for the Health Sciences Fund.

VALIC has entered into sub-advisory agreements with the following:

AllianceBernstein L.P. (“AllianceBernstein”)—subadviser for a portion of the Dynamic Allocation Fund.

Allianz Global Investors U.S. LLC (“AGI US”)—subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

American Century Investment Management, Inc. (“American Century”)—subadviser for the Growth Fund and a portion of the International Growth Fund.

Barrow, Hanley, Mewhinney & Strauss, LLC—subadviser for the Broad Cap Value Income Fund.

280

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

BlackRock Investment Management, LLC (“BlackRock”)—subadviser for the Core Equity Fund and a portion of the Dividend Value Fund.

Bridgeway Capital Management, Inc.—subadviser for a portion of the Small Cap Fund.

Columbia Management Investment Advisers, LLC (“Columbia”)—subadviser for the Large Cap Core Fund.

Dreman Value Management, LLC (“Dreman”)@—subadviser for a portion of the Small Cap Special Values Fund.

Franklin Advisers, Inc.—subadviser for a portion of the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for the Small-Mid Growth Fund and a portion of the Global Real Estate Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the International Growth Fund, a portion of the Global Real Estate Fund, and a portion of the Small Cap Fund.

J.P. Morgan Investment Management, Inc. (“JPMIM”)—subadviser for the Emerging Economies Fund, Growth & Income Fund and Government Securities Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for the Large Capital Growth Fund and a portion of the International Growth Fund.

Morgan Stanley Investment Management, Inc.†—subadviser for a portion of the Mid Cap Strategic Growth Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Asset Allocation Fund, Capital Conservation Fund, Inflation Protected Fund, and International Government Bond Fund.

RS Investment Management Co. LLC (“RS Investments”)—subadviser for the Small Cap Aggressive Growth Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Global Social Awareness Fund, International Equities Index Fund, Money Market I Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, a portion of the Dividend Value Fund, and a portion of the Dynamic Allocation Fund.

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, Health Sciences Fund, a portion of the Science & Technology Fund and a portion of the Small Cap Fund.

Templeton Global Advisors, Limited—subadviser for the Foreign Value Fund.

Templeton Investment Counsel, LLC—subadviser for a portion of the Global Strategy Fund.

Wellington Management Company LLP—subadviser for the Value Fund and a portion of the Science & Technology Fund.

Wells Capital Management, Incorporated@—subadviser for a portion of the Small Cap Special Values Fund.

@	Effective December 7, 2015, Dreman was terminated as a subadviser and Wells Capital Management, Incorporated assumed responsibility of 100% of the Small Cap Special Values Fund.
†	Effective December 7, 2015, Janus Capital Management LLC replaced Morgan Stanley Investment Management, Inc. as subadviser of the Mid Cap Strategic Growth Fund.

The subadvisers are compensated for their services by VALIC.

VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Fund’s average net assets through September 30, 2016. For the purposes of the waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Funds’ business. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Directors who are not deemed to be interested persons of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Blue Chip Growth	0.85%
Broad Cap Value Income	0.85%
Core Equity	0.80%
Dividend Value	0.82%
Dynamic Allocation	0.32%
Global Real Estate	0.95%
Government Securities	0.67%
Growth	0.81%
Growth & Income	0.85%
Inflation Protected	0.65%
International Growth	1.01%
Large Cap Core	0.85%
Large Capital Growth	0.80%
Mid Cap Strategic Growth	0.85%
Money Market I	0.55%
Nasdaq-100® Index	0.53%
Small Cap Aggressive Growth	0.99%
Small Cap	0.93%
Small Cap Special Values	0.90%
Small-Mid Growth	1.00%
Value	0.85%

281

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

For the six months ended November 30, 2015, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Broad Cap Value Income	$19,945
Core Equity	155,712
Dividend Value	32,754
Growth & Income	35,319
International Growth	110,946
Nasdaq-100® Index	89,535
Small Cap Aggressive Growth	10,882
Small Cap	123,627
Small-Mid Growth	2,444
Value	46,355

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market I Fund will be able to avoid a negative yield. For the six months ended November 30, 2015, VALIC voluntarily waived $584,916 of expenses for the Money Market I Fund.

Any contractual waivers and/or reimbursements made by VALIC with respect to the Dynamic Allocation Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to VALIC and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the period ended November 30, 2015, the amount recouped by VALIC for the Dynamic Allocation Fund was $2,946.

At November 30, 2015, expenses previously waived and/or reimbursed by VALIC that are subject to recoupment and expire during the time period indicated are as follows:

	Expenses Reimbursed
Fund	May 31, 2016	May 31, 2017	May 31, 2018
Dynamic Allocation	$10,327	$24,544	—

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (the “Administrator”), an affiliate of the Adviser. The Administrator receives from each Fund, other than the “Fund-of-Funds Component” of the Dynamic Allocation Fund, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee@: 0.0075% on the first $75 billion; 0.0060% on the next $25 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the period ended November 30, 2015, VALIC earned fees as reflected in the Statement of Operations based upon the aforementioned rates.

VC I, on behalf of each Fund, entered into a Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series and VC II an annual fee of $132,510, which is allocated to each Fund in the Series and VC II based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the six months ended November 30, 2015, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, Directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to three different investment options that are specified in the plan as selected by the Directors. For the period ended November 30, 2015, certain Directors of VC I have deferred $14,438 of director compensation.

@	The Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.” In addition, the Dynamic Allocation Fund shall pay the Administrator an Accounting Basis Point Fee solely with respect the Overlay Component and no fee with respect to the Fund-of-Funds Component.

282

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

At November 30, 2015, VALIC and American General Life Insurance Company (“AGL”), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC
Asset Allocation	100.00%
Blue Chip Growth	99.98%
Broad Cap Value Income	100.00%
Capital Conservation	100.00%
Core Equity	100.00%
Dividend Value	99.98%
Dynamic Allocation	99.85%
Emerging Economies	100.00%
Foreign Value	100.00%
Global Real Estate	100.00%
Global Social Awareness	100.00%
Global Strategy	100.00%
Government Securities	98.86%
Growth	100.00%
Growth & Income	97.36%
Health Sciences	99.97%
Inflation Protected	100.00%
International Equities Index	99.26%
International Government Bond	100.00%
International Growth	100.00%
Large Cap Core	100.00%
Large Capital Growth	100.00%
Mid Cap Index	99.40%
Mid Cap Strategic Growth	100.00%
Money Market I	94.49%
Nasdaq-100® Index	97.68%
Science & Technology	99.70%
Small Cap Aggressive Growth	100.00%
Small Cap	100.00%
Small Cap Index	98.69%
Small Cap Special Values	100.00%
Small-Mid Growth	100.00%
Stock Index	97.00%
Value	100.00%

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. During the six months ended November 30, 2015, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 05/31/2015	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2015
VALIC Co. I Blue Chip Growth Fund	$11,055,863	$—	$—	$225,506	$928,213	$219,112	$178,002	$10,750,270
VALIC Co. I Broad Cap Value Income Fund	11,187,528	—	—	225,506	328,213	74,001	(539,805)	10,619,017
VALIC Co. I Capital Conservation Fund	15,110,877	—	—	315,709	459,499	(8,639)	(22,150)	14,936,298
VALIC Co. I Dividend Value Fund	6,603,063	—	—	135,303	196,928	32,444	(66,297)	6,507,585
VALIC Co. I Emerging Economies Fund	6,366,533	—	—	830,869	983,496	(279,213)	(739,104)	5,195,589
VALIC Co. I Foreign Value Fund	10,827,865	—	—	825,506	328,213	(5,225)	(1,232,210)	10,087,723
VALIC Co. I Global Real Estate Fund	2,133,092	—	—	45,102	65,643	(3,819)	(37,879)	2,070,853
VALIC Co. I Government Securities Fund	8,651,523	—	—	180,405	262,571	(6,699)	6,545	8,569,203
VALIC Co. I Growth & Income Fund	4,450,919	—	—	90,202	131,285	30,280	(95,117)	4,344,999
VALIC Co. I Growth Fund	11,041,206	—	—	225,506	328,213	59,124	(17,209)	10,980,414
VALIC Co. I Inflation Protected Fund	2,154,723	—	—	45,101	65,643	(1,829)	(45,460)	2,086,892
VALIC Co. I International Equities Index Fund	4,411,092	—	—	894,637	144,718	3,209	(290,943)	4,873,277
VALIC Co. I International Government Bond Fund	2,150,548	—	—	45,102	65,643	(7,525)	(34,404)	2,088,078

283

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Security	Value at 05/31/2015	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2015
VALIC Co. I International Growth Fund	$11,087,954	$—	$—	$225,506	$328,213	$33,267	$(780,686)	$10,237,828
VALIC Co. I Large Cap Core Fund	8,942,406	—	—	180,405	262,571	25,859	(63,770)	8,822,329
VALIC Co. I Large Capital Growth Fund	8,884,446	—	—	180,405	262,571	(42,583)	(18,664)	8,741,033
VALIC Co. I Stock Index Fund	33,286,285	—	—	676,517	1,684,640	301,399	(476,379)	32,103,182
VALIC Co. I Value Fund	11,001,993	—	—	225,505	328,213	70,606	(452,595)	10,517,296
VALIC Co. II Capital Appreciation Fund	6,696,657	—	—	135,303	196,928	58,394	55,959	6,749,385
VALIC Co. II Core Bond Fund	17,296,081	—	—	360,811	525,142	(3,068)	(153,469)	16,975,213
VALIC Co. II High Yield Bond Fund	2,199,358	—	—	45,102	65,643	(1,330)	(104,615)	2,072,872
VALIC Co. II Mid Cap Growth Fund	4,394,225	—	—	90,203	131,285	(6,905)	(254,685)	4,091,553
VALIC Co. II Mid Cap Value Fund	4,426,907	—	—	90,202	131,285	10,158	(87,486)	4,308,496
VALIC Co. II Small Cap Growth Fund	4,375,680	—	—	90,202	131,285	14,945	(181,832)	4,167,710
VALIC Co. II Small Cap Value Fund	4,342,870	—	—	90,201	131,285	476	(109,415)	4,192,847
VALIC Co. II Strategic Bond Fund	6,522,000	—	—	135,303	196,928	(13,634)	(176,429)	6,270,312

	$219,601,694	$—	$—	$6,610,119	$8,664,267	$552,805	$(5,740,097)	$212,360,254

Stock Index Fund

Security	Value at 05/31/2015	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2015
American International Group, Inc.
Common Stock	$18,911,630	$126,897	$—	$—	$1,744,712	$920,916	$575,376	$18,663,210

During the period, the following Funds incurred brokerage commissions with brokers which are affiliates of a sub-advisor:

Affiliated Broker	Emerging Economies Fund	Small-Mid Growth Fund
JP Morgan Securities, Inc.	$5,233	$—
Wells Fargo Securities, LLC	—	131

As a result of losses on medium-term notes issued by Cheyne Finance LLC, that were previously held in the Money Market I Fund, VALIC made capital contributions to the Money Market I Fund in the amount of $509,189 and $105,000 for the periods ended November 30, 2015 and May 31, 2015, respectively.

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended November 30, 2015 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Asset Allocation	$84,300,374	$88,369,867	$6,729,262	$4,855,250
Blue Chip Growth	103,324,699	116,180,167	—	—
Broad Cap Value Income	6,527,157	8,179,097	—	—
Capital Conservation	34,905,283	29,900,793	52,051,280	57,912,389
Core Equity	45,594,722	55,142,968	—	—
Dividend Value	158,140,192	214,360,713	—	—
Dynamic Allocation	13,829,878	15,932,396	9,459,853	10,665,264
Emerging Economies	196,623,200	201,804,557	—	—
Foreign Value	60,098,113	74,262,220	26,199,985	26,200,000
Global Real Estate	208,976,028	212,649,020	—	—
Global Social Awareness	27,091	23,807,080	—	—
Global Strategy	35,231,636	43,506,168	4,057,307	3,800,000
Government Securities	1,980,691	10,326,008	1,995,642	15,787,166
Growth	368,211,542	405,457,794	—	—
Growth & Income	19,627,671	21,217,590	—	—
Health Sciences	203,291,326	140,662,613	—	—

284

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Inflation Protected	$37,582,363	$54,219,707	$22,342,420	$31,038,024
International Equities Index	36,897,815	10,681,741	—	—
International Government Bond	38,688,542	60,617,302	15,758,418	12,048,865
International Growth	94,157,103	122,323,911	—	—
Large Cap Core	45,184,363	56,724,615	—	—
Large Capital Growth	46,564,898	62,851,665	—	—
Mid Cap Index	228,600,525	181,109,732	—	—
Mid Cap Strategic Growth	67,805,982	77,094,025	—	—
Nasdaq-100® Index	14,634,931	22,131,901	—	—
Science & Technology	502,820,759	541,043,753	—	—
Small Cap Aggressive Growth	67,447,256	59,171,904	—	—
Small Cap	45,380,530	60,225,302	—	—
Small Cap Index	117,553,791	145,564,858	—	—
Small Cap Special Values	45,795,088	52,062,767	—	—
Small-Mid Growth	37,710,698	39,474,575	—	—
Stock Index	63,855,505	209,077,804	—	—
Value	9,746,069	11,836,881	—	—

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, amortization or premium/discount, contingent payment debt instruments, investments in partnerships, treatment of defaulted securities and derivative transactions.

The information in the following table is presented on the basis of cost for federal income tax purposes at November 30, 2015.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$189,456,983	$8,228,524	$(6,522,026)	$1,706,498
Blue Chip Growth	434,458,164	244,922,841	(7,251,218)	237,671,623
Broad Cap Value Income	48,641,527	13,451,995	(3,647,455)	9,804,540
Capital Conservation	254,742,994	2,276,950	(2,835,887)	(558,937)
Core Equity	207,228,996	55,023,130	(14,371,485)	40,651,645
Dividend Value	557,321,485	69,662,294	(24,266,483)	45,395,811
Dynamic Allocation	250,882,377	11,670,361	(4,911,349)	6,759,012
Emerging Economies	589,697,546	35,330,200	(73,090,119)	(37,759,919)
Foreign Value	1,015,276,874	81,688,569	(165,174,416)	(83,485,847)
Global Real Estate	499,078,089	35,131,390	(31,847,126)	3,284,264
Global Social Awareness	371,421,903	45,500,150	(35,746,697)	9,753,453
Global Strategy	476,993,430	59,556,534	(52,901,255)	6,655,279
Government Securities	142,632,068	3,264,137	(807,134)	2,457,003
Growth	940,226,225	136,127,114	(24,268,877)	111,858,237
Growth & Income	103,667,110	18,430,186	(4,753,524)	13,676,662
Health Sciences	711,643,477	235,439,826	(18,076,412)	217,363,414
Inflation Protected	456,166,427	16,019,358	(16,713,503)	(694,145)
International Equities Index	1,246,038,202	110,407,001	(142,139,229)	(31,732,228)
International Government Bond*	159,577,454	1,883,276	(12,726,619)	(10,843,343)
International Growth	534,947,616	77,216,445	(31,003,762)	46,212,683
Large Cap Core	146,993,483	24,897,731	(3,799,187)	21,098,544
Large Capital Growth	365,322,308	65,029,827	(15,532,755)	49,497,072
Mid Cap Index	2,526,260,649	968,128,759	(213,822,609)	754,306,150
Mid Cap Strategic Growth	231,102,444	54,785,789	(23,240,288)	31,545,501
Money Market I	345,145,711	—	—	—
Nasdaq-100® Index	191,047,221	155,622,851	(5,494,586)	150,128,265

285

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Science & Technology	$918,846,265	$166,530,561	$(47,356,103)	$119,174,458
Small Cap Aggressive Growth	130,965,391	17,135,667	(5,073,652)	12,062,015
Small Cap	288,879,899	79,357,729	(24,907,463)	54,450,266
Small Cap Index	961,784,132	337,831,391	(124,329,901)	213,501,490
Small Cap Special Values	219,755,039	34,328,733	(19,554,698)	14,774,035
Small-Mid Growth	128,732,727	18,317,879	(6,493,303)	11,824,576
Stock Index	2,444,678,636	1,937,356,003	(140,235,237)	1,797,120,766
Value	85,596,275	27,070,519	(4,065,240)	23,005,279

*	The tax adjustments for International Government Bond Fund are for the 12 months ended September 30, 2014.

The tax basis distributable earnings at May 31, 2015 and the tax character of distributions paid during the year ended May 31, 2015 were as follows:

	Distributable Earnings			Tax Distributions
	For the period ended May 31, 2015
Fund	Ordinary Income	Long- term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$5,365,204	$16,228,510	$7,509,803	$7,494,543	$6,682,112
Blue Chip Growth	4,362,148	73,503,822	242,745,025	2,948,071	55,612,748
Broad Cap Value Income	885,359	3,515,188	13,891,214	1,017,689	1,884,876
Capital Conservation	4,914,381	—	2,493,000	4,829,813	—
Core Equity	2,550,301	(2,859,623)	54,788,540	2,463,039	—
Dividend Value	13,504,973	60,987,882	109,137,870	13,426,887	40,820,403
Dynamic Allocation	5,109,861	9,569,463	12,482,286	4,139,395	3,974,614
Emerging Economies	14,639,003	(126,422,446)	37,234,193	13,724,791	—
Foreign Value	18,119,304	(26,930,407)	42,436,201	25,076,265	—
Global Real Estate	14,771,778	21,079,653	33,400,341	13,761,875	12,441,383
Global Social Awareness	7,310,854	(39,502,979)	27,438,473	8,510,951	—
Global Strategy	27,958,543	28,433,024	44,815,106	13,523,654	15,854,531
Government Securities	3,707,716	(1,771,168)	4,186,135	3,617,730	—
Growth	36,277,214	116,640,377	129,877,977	18,509,615	99,547,956
Growth & Income	2,586,295	4,000,944	18,251,433	1,149,106	—
Health Sciences	21,781,989	91,717,157	348,110,684	6,580,925	98,998,177
Inflation Protected	6,013,213	194,385	11,163,324	10,192,451	266,190
International Equities Index	28,310,531	(124,770,551)	56,439,296	36,655,892	—
International Government Bond*	4,865,837	2,149	(10,824,240)	4,707,653	191,029
International Growth	7,233,626	39,002,240	96,004,631	8,720,692	3,866,978
Large Cap Core	5,397,704	25,934,878	30,417,617	5,174,439	22,702,040
Large Capital Growth	4,596,243	16,356,235	63,499,096	44,123,126	30,511,749
Mid Cap Index	41,789,679	277,349,503	977,248,919	38,094,248	172,320,161
Mid Cap Strategic Growth	245,031	33,719,622	45,831,256	7,648,738	33,126,009
Money Market I	9,797	(518,114)	—	35,689	—
Nasdaq-100® Index	2,781,422	12,643,005	152,414,139	3,665,912	2,745,558
Science & Technology	33,816,641	131,863,328	142,015,384	9,494,752	90,286,968
Small Cap Aggressive Growth	1,158,357	13,991,856	20,726,282	6,915,031	15,241,078
Small Cap	1,585,496	46,713,634	81,952,688	4,466,872	48,613,828
Small Cap Index	16,016,490	70,811,774	311,518,363	14,723,408	55,590,870
Small Cap Special Values	5,926,906	21,324,342	30,443,426	2,248,647	17,856,384
Small-Mid Growth	4,280,042	7,374,256	20,856,946	11,912,196	15,480,820
Stock Index	80,137,593	299,414,695	1,978,291,627	76,962,802	157,065,909
Value	1,593,878	(35,433,443)	32,419,329	1,711,405	—

*	The distributable earnings for International Government Bond Fund are for the tax period ended September 30, 2015.
@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

286

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

As of May 31, 2015, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†		Unlimited†
Fund	2017	2018	ST	LT
Asset Allocation	$—	$—	$—	$—
Blue Chip Growth	—	—	—	—
Broad Cap Value Income	—	—	—	—
Capital Conservation	—	—	—	—
Core Equity	—	2,859,623	—	—
Dividend Value	—	—	—	—
Dynamic Allocation	—	—	—	—
Emerging Economies	26,872,567	71,874,688	27,675,191	—
Foreign Value	—	26,930,407	—	—
Global Real Estate	—	—	—	—
Global Social Awareness	—	39,502,979	—	—
Global Strategy	—	—	—	—
Government Securities	—	—	1,017,516	753,652
Growth	—	—	—	—
Growth & Income	—	—	—	—
Health Sciences	—	—	—	—
Inflation Protected	—	—	—	—
International Equities Index	—	124,770,551	—	—
International Government Bond	—	—	—	—
International Growth	—	—	—	—
Large Cap Core	—	—	—	—
Large Capital Growth	—	—	—	—
Mid Cap Index	—	—	—	—
Mid Cap Strategic Growth	—	—	—	—
Money Market I	518,114	—	—	—
Nasdaq-100® Index	—	—	—	—
Science & Technology	—	—	—	—
Small Cap Aggressive Growth	—	—	—	—
Small Cap	—	—	—	—
Small Cap Index	—	—	—	—
Small Cap Special Values	—	—	—	—
Small-Mid Growth	—	—	—	—
Stock Index	—	—	—	—
Value	—	35,433,443	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year.

For the fiscal year ended May 31, 2015, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Asset Allocation	$—	$—	$—
Blue Chip Growth	274,910	—	—
Broad Cap Value Income	—	—	—
Capital Conservation	—	—	—
Core Equity	—	—	—
Dividend Value	14,911	—	—
Dynamic Allocation	—	—	—

287

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Emerging Economies	$168,928	$14,958,263	$—
Foreign Value	—	—	—
Global Real Estate	—	—	—
Global Social Awareness	—	—	—
Global Strategy	—	363,117	—
Government Securities	—	15,301	231,769
Growth	—	—	—
Growth & Income	13	—	—
Health Sciences	2,198,636	—	—
Inflation Protected	2,043,578	—	116,781
International Equities Index	—	—	—
International Government Bond*	5,640,629	—	515,399
International Growth	—	8,060,660	—
Large Cap Core	—	—	—
Large Capital Growth	—	—	—
Mid Cap Index	—	—	—
Mid Cap Strategic Growth	389,817	1,206,988	—
Money Market I	—	—	—
Nasdaq-100 Index®	—	—	—
Science & Technology	—	—	—
Small Cap Aggressive Growth	115,399	—	—
Small Cap	—	—	—
Small Cap Index	—	—	—
Small Cap Special Values	—	1,332,085	—
Small-Mid Growth	191,515	—	—
Stock Index	—	—	—
Value	—	—	—

*	The deferred late ordinary losses and deferred post October capital losses are for the tax period ended September 30, 2015.

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Asset Allocation				Blue Chip Growth
	For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015		For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	415,399	$4,984,175	1,005,187	$12,765,796	1,157,236	$21,010,611	1,726,744	$30,725,258
Reinvested dividends	—	—	1,180,404	14,176,655	—	—	3,396,799	58,560,819
Shares redeemed	(875,537)	(10,558,355)	(1,629,347)	(20,611,406)	(1,886,506)	(33,927,285)	(4,727,005)	(85,448,548)

Net increase (decrease)	(460,138)	$(5,574,180)	556,244	$6,331,045	(729,270)	$(12,916,674)	396,538	$3,837,529

	Broad Cap Value Income				Capital Conservation
	For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015		For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	248,011	$3,761,745	712,531	$11,133,762	873,791	$8,614,275	8,296,539	$82,863,706
Reinvested dividends	—	—	188,846	2,902,565	—	—	486,876	4,829,813
Shares redeemed	(420,886)	(6,538,370)	(528,497)	(8,312,343)	(2,700,995)	(26,680,296)	(2,926,524)	(29,160,092)

Net increase (decrease)	(172,875)	$(2,776,625)	372,880	$5,723,984	(1,827,204)	$(18,066,021)	5,856,891	$58,533,427

288

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Core Equity				Dividend Value
	For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015		For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	23,087	$448,237	94,347	$1,856,186	640,961	$8,224,039	6,615,982	$89,238,667
Reinvested dividends	—	—	124,711	2,463,039	—	—	4,172,868	54,247,290
Shares redeemed	(804,493)	(15,888,936)	(1,604,756)	(31,408,940)	(6,196,455)	(81,127,991)	(9,220,834)	(124,125,295)

Net increase (decrease)	(781,406)	$(15,440,699)	(1,385,698)	$(27,089,715)	(5,555,494)	$(72,903,952)	1,568,016	$19,360,662

	Dynamic Allocation				Emerging Economies
	For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015		For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	719,075	$8,311,314	2,294,451	$27,634,472	5,096,556	$35,335,860	12,063,329	$94,071,720
Reinvested dividends	—	—	684,726	8,114,009	—	—	1,837,321	13,724,791
Shares redeemed	(903,158)	(10,476,166)	(1,705,848)	(20,500,257)	(6,221,332)	(41,903,809)	(14,812,385)	(117,234,833)

Net increase (decrease)	(184,083)	$(2,164,852)	1,273,329	$15,248,224	(1,124,776)	$(6,567,949)	(911,735)	$(9,438,322)

	Foreign Value				Global Real Estate
	For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015		For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,431,841	$13,179,788	7,042,747	$73,899,532	4,955,661	$40,892,051	15,425,938	$132,638,526
Reinvested dividends	—	—	2,603,974	25,076,265	—	—	3,001,519	26,203,258
Shares redeemed	(4,802,350)	(46,698,144)	(8,845,962)	(93,052,230)	(5,709,447)	(48,020,805)	(6,800,584)	(60,638,938)

Net increase (decrease)	(3,370,509)	$(33,518,356)	800,759	$5,923,567	(753,786)	$(7,128,754)	11,626,873	$98,202,846

	Global Social Awareness				Global Strategy
	For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015		For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	195,927	$4,135,550	775,485	$16,519,157	475,046	$6,243,378	764,123	$10,574,022
Reinvested dividends	—	—	400,515	8,510,951	—	—	2,259,860	29,378,185
Shares redeemed	(1,625,919)	(35,221,265)	(2,985,796)	(64,158,801)	(1,776,698)	(22,771,285)	(4,240,483)	(58,500,183)

Net increase (decrease)	(1,429,992)	$(31,085,715)	(1,809,796)	$(39,128,693)	(1,301,652)	$(16,527,907)	(1,216,500)	$(18,547,976)

	Government Securities				Growth
	For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015		For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	674,951	$7,306,489	3,012,850	$32,852,788	1,914,492	$31,505,003	2,434,588	$40,358,966
Reinvested dividends	—	—	334,665	3,617,730	—	—	7,397,091	118,057,571
Shares redeemed	(2,250,721)	(24,292,414)	(3,495,111)	(37,927,298)	(4,237,204)	(68,250,061)	(7,710,195)	(131,068,883)

Net increase (decrease)	(1,575,770)	$(16,985,925)	(147,596)	$(1,456,780)	(2,322,712)	$(36,745,058)	2,121,484	$27,347,654

	Growth & Income				Health Sciences
	For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015		For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	458,204	$8,670,119	754,517	$14,222,517	2,144,362	$56,585,130	4,161,559	$103,722,079
Reinvested dividends	—	—	59,663	1,149,106	—	—	4,447,308	105,579,102
Shares redeemed	(624,633)	(11,841,676)	(1,082,664)	(20,338,572)	(1,191,649)	(30,175,180)	(1,325,437)	(31,794,913)

Net increase (decrease)	(166,429)	$(3,171,557)	(268,484)	$(4,966,949)	952,713	$26,409,950	7,283,430	$177,506,268

289

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Inflation Protected				International Equities Index
	For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015		For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,949,884	$31,473,209	6,249,169	$70,056,193	23,954,047	$160,771,945	18,814,065	$131,144,936
Reinvested dividends	—	—	960,389	10,458,641	—	—	5,495,636	36,655,892
Shares redeemed	(4,870,250)	(52,393,457)	(3,979,230)	(44,097,974)	(9,950,137)	(66,509,683)	(30,416,706)	(213,531,625)

Net increase (decrease)	(1,920,366)	$(20,920,248)	3,230,328	$36,416,860	14,003,910	$94,262,262	(6,107,005)	$(45,730,797)

	International Government Bond				International Growth
	For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015		For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	604,539	$6,748,569	3,222,162	$38,342,743	1,177,162	$15,407,602	3,679,653	$50,373,079
Reinvested dividends	—	—	433,896	4,898,682	—	—	949,296	12,587,670
Shares redeemed	(2,524,039)	(28,161,919)	(3,895,416)	(45,903,589)	(3,342,211)	(45,429,117)	(6,496,505)	(88,948,490)

Net increase (decrease)	(1,919,500)	$(21,413,350)	(239,358)	$(2,662,164)	(2,165,049)	$(30,021,515)	(1,867,556)	$(25,987,741)

	Large Cap Core				Large Capital Growth
	For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015		For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	214,351	$2,856,336	1,061,546	$15,477,448	275,173	$3,369,753	916,273	$12,937,493
Reinvested dividends	—	—	2,108,660	27,876,479	—	—	6,018,942	74,634,875
Shares redeemed	(1,175,611)	(15,958,793)	(2,665,981)	(39,163,853)	(1,578,912)	(19,678,523)	(3,078,765)	(42,481,759)

Net increase (decrease)	(961,260)	$(13,102,457)	504,225	$4,190,074	(1,303,739)	$(16,308,770)	3,856,450	$45,090,609

	Mid Cap Index				Mid Cap Strategic Growth
	For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015		For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,070,719	$29,405,666	916,273	$12,937,493	70,029	$995,268	661,786	$10,592,873
Reinvested dividends	—	—	6,018,942	74,634,875	—	—	2,711,087	40,774,747
Shares redeemed	(6,627,961)	(181,152,298)	(3,078,765)	(42,481,759)	(1,042,075)	(15,434,853)	(3,179,692)	(52,134,999)

Net increase (decrease)	(5,557,242)	$(151,746,632)	3,856,450	$45,090,609	(972,046)	$(14,439,585)	193,181	$(767,379)

	Money Market I				Nasdaq-100®Index
	For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015		For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	43,861,047	$43,861,047	88,396,025	$88,396,025	1,445,843	$14,961,938	4,889,469	$47,302,021
Reinvested dividends	17,434	17,434	35,689	35,689	—	—	650,251	6,411,470
Shares redeemed	(42,751,275)	(42,751,275)	(111,952,862)	(111,952,862)	(2,191,414)	(22,248,762)	(2,960,797)	(28,990,095)

Net increase (decrease)	1,127,206	$1,127,206	(23,521,148)	$(23,521,148)	(745,571)	$(7,286,824)	2,578,923	$24,723,396

	Science & Technology				Small Cap Aggressive Growth
	For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015		For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	315,081	$8,211,764	589,915	$15,684,928	1,271,603	$18,227,524	935,295	$13,843,984
Reinvested dividends	—	—	3,975,367	99,781,720	—	—	1,658,391	22,156,109
Shares redeemed	(1,955,670)	(50,497,588)	(4,255,505)	(112,634,602)	(570,767)	(7,840,492)	(1,814,359)	(27,154,657)

Net increase (decrease)	(1,640,589)	$(42,285,824)	309,777	$2,832,046	700,836	$10,387,032	779,327	$8,845,436

290

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Small Cap				Small Cap Index
	For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015		For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	67,111	$914,536	212,330	$3,195,651	3,036,759	$63,099,775	2,055,330	$43,395,413
Reinvested dividends	—	—	3,891,547	53,080,700	—	—	3,448,469	70,314,278
Shares redeemed	(1,434,296)	(19,558,491)	(3,365,487)	(50,199,012)	(4,258,257)	(87,673,365)	(7,029,329)	(147,780,820)

Net increase (decrease)	(1,367,185)	$(18,643,955)	738,390	$6,077,339	(1,221,498)	$(24,573,590)	(1,525,530)	$(34,071,129)

	Small Cap Special Values				Small-Mid Growth
	For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015		For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	545,381	$7,191,140	294,003	$4,118,460	423,723	$5,425,642	742,968	$10,765,123
Reinvested dividends	—	—	1,502,618	20,105,031	—	—	2,138,409	27,393,016
Shares redeemed	(1,054,958)	(13,987,444)	(2,395,704)	(33,691,816)	(494,056)	(6,550,374)	(1,752,440)	(26,172,868)

Net increase (decrease)	(509,577)	$(6,796,304)	(599,083)	$(9,468,325)	(70,333)	$(1,124,732)	1,128,937	$11,985,271

	Stock Index				Value
	For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015		For the six months ended November 30, 2015 (unaudited)		For the year ended May 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,474,983	$52,783,240	5,150,180	$185,842,811	170,288	$2,504,059	209,472	$3,116,598
Reinvested dividends	—	—	6,549,922	234,028,711	—	—	114,170	1,711,405
Shares redeemed	(10,004,600)	(357,864,866)	(17,310,454)	(625,116,855)	(445,407)	(6,566,326)	(1,359,828)	(20,300,385)

Net increase (decrease)	(8,529,617)	$(305,081,626)	(5,610,352)	$(205,245,333)	(275,119)	$(4,062,267)	(1,036,186)	$(15,472,382)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the six months ended November 30, 2015, the amount of expense reductions received by each Fund used to offset non-affiliated expenses were as follows:

Fund	Expense Reductions
Asset Allocation	$2,233
Blue Chip Growth	2,789
Broad Cap Value Income	1,024
Core Equity	850
Emerging Economies	4,629
Foreign Value	2,597
Global Real Estate	4,278
Global Strategy	45
Growth & Income	372
Health Sciences	2,063
International Growth	1,307
Large Cap Core	8,302
Large Capital Growth	2,115
Mid Cap Strategic Growth	12,585
Science & Technology	30,372
Small Cap	6,201
Small Cap Special Values	5,774
Small-Mid Growth	1,898

Note 8 — Investment Concentration

Certain Funds invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Foreign Value Fund, the Global Real Estate Fund, the International Equities Index Fund, the International Government Bond Fund and the International Growth Fund.

291

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Capital Conservation Fund, the Government Securities Fund and the Money Market I Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely affect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

The Nasdaq-100® Index Fund and Science & Technology Fund invest primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

The Global Real Estate Fund invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Series’ custodian. Prior to October 9, 2015, interest on the committed line of credit was payable at the higher of the Federal Funds Rate plus 125 basis points or the Overnight London Interbank Offered Rate plus 125 basis points. There was also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000. Effective October 9, 2015, the interest payable under the committed line of credit is the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points. In addition, the commitment fee on the daily unused portion of the committed line of credit increased to 20 basis points per annum. For the six months ended November 30, 2015, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Broad Cap Value Income	5	$30	$157,775.17	1.38%
Dividend Value	12	1,307	2,720,440.06	1.44
Emerging Economies	21	1,408	1,688,351.22	1.42
Global Real Estate	4	62	381,177.06	1.46
Global Social Awareness	9	411	1,183,933	1.39
Growth	24	363	388,341.63	1.40
Inflation Protected	7	1,073	3,971,382.71	1.39
International Government Bond	8	203	656,172.35	1.38
International Growth	50	1,370	712,858.86	1.38
Large Capital Growth	16	215	349,547.01	1.38
Mid Cap Strategic Growth	26	123	121,969.46	1.40
Science & Technology	8	343	1,045,077.48	1.44
Small Cap Aggressive Growth	4	24	153,145.65	1.39
Small Cap	12	46	98,268.40	1.40

As of November 30, 2015, there were no outstanding borrowings.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the six months ended November 30, 2015, none of the Funds participated in this program.

292

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended November 30, 2015, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain(Loss)
Blue Chip Growth	$—	$127,932	$13,171
Growth	1,239,651	3,364,288	(37,719)
Health Sciences	—	3,294,161	369,140
International Growth	307,902	205,536	47,702
Large Capital Growth	20,203	249,967	75,606
Science & Technology	608,608	—	—
Small Cap	5,218	1,499,235	303,672

Note 12 — Subsequent Event Note

At an in-person meeting held on January 25-26, 2016 (the “Meeting”), the Board approved a proposal to convert the Money Market I Fund (the “Fund”) into a “government money market fund” as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended. In connection with this approval, the Board also approved a change in the Fund’s name to the “Government Money Market I Fund.” The conversion and change in the Fund’s name will become effective on or about September 28, 2016. In order to qualify as a government money market fund, the Fund must invest at least 99.5% of its total assets in government securities, cash, or repurchase agreements collateralized by government securities or cash. As a government money market fund, the Fund will seek to maintain a stable $1.00 net asset value per share and will not be subject to liquidity fees and/or redemption gates.

In addition, at the Meeting, the Board also approved Advisory Fee Waiver Agreements, effective February 1, 2016, with respect to the Growth Fund (the “Growth Fund Fee Waiver Agreement”) and International Growth Fund (the “International Growth Fund Fee Waiver Agreement). Pursuant to the Growth Fund Fee Waiver Agreement, VALIC is contractually obligated to waive its advisory fee with respect to the Growth Fund so that the advisory fee rate payable by the Fund to VALIC is 0.68% of the Fund’s average daily net assets on the first $500 million, 0.62% on the next $500 million, 0.59% on the next $500 million and 0.56% thereafter. Pursuant to the International Growth Fund Fee Waiver Agreement, VALIC is contractually obligated to waive a portion of its advisory fee with respect to the International Growth Fund so that the advisory fee rate payable by the Fund to VALIC is 0.92% of the Fund’s average daily net assets on the first $250 million, 0.87% on the next $250 million, 0.82% on the next $500 million and 0.77% thereafter.

293

VALIC Company I

FINANCIAL HIGHLIGHTS

	Asset Allocation Fund							Blue Chip Growth Fund
	Six Months Ended November 30, 2015#		Year Ended May 31,					Six Months Ended November 30, 2015#		Year Ended May 31,
			2015	2014	2013	2012	2011			2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$12.38		$12.67	$12.20	$10.89	$11.05	$9.38	$17.96		$17.12	$14.19	$11.63	$11.18	$8.77

Income (loss) from investment operations:
Net investment income (loss)(d)	0.13		0.23	0.25	0.21	0.23	0.25	(0.01)		(0.02)	(0.02)	0.03	0.00	0.00
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.33)		0.53	1.17	1.39	(0.12)	1.63	0.74		2.62	3.66	2.54	0.45	2.41

Total income (loss) from investment operations	(0.20)		0.76	1.42	1.60	0.11	1.88	0.73		2.60	3.64	2.57	0.45	2.41

Distributions from:
Net investment income	–		(0.27)	(0.23)	(0.24)	(0.27)	(0.21)	–		–	(0.03)	(0.01)	(0.00)	(0.00)
Net realized gain on securities	–		(0.78)	(0.72)	(0.05)	–	–	–		(1.76)	(0.68)	–	–	–

Total distributions	–		(1.05)	(0.95)	(0.29)	(0.27)	(0.21)	–		(1.76)	(0.71)	(0.01)	(0.00)	(0.00)

Net asset value at end of period	$12.18		$12.38	$12.67	$12.20	$10.89	$11.05	$18.69		$17.96	$17.12	$14.19	$11.63	$11.18

TOTAL RETURN(a)	(1.62)%		6.24%	12.04%	14.93%	1.10%	20.16%	4.06%		15.61%	25.69%	22.08%	4.04%	27.53%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.71	%@	0.68%	0.69%	0.75%	0.75%	0.74%	0.83	%@	0.83%	0.84%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.71	%@	0.68%	0.69%	0.75%	0.75%	0.74%	0.83	%@	0.83%	0.84%	0.86%	0.86%	0.87%
Ratio of expense reductions to average net assets	0.00	%@	–	0.00%	0.00%	0.00%	0.00%	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.12	%@	1.81%	1.96%	1.79%	2.16%	2.43%	(0.13	)%@	(0.12)%	(0.10)%	0.21%	0.04%	0.01%
Ratio of net investment income (loss) to average net assets(c)	2.12	%@	1.81%	1.96%	1.79%	2.16%	2.43%	(0.13	)%@	(0.12)%	(0.10)%	0.20%	0.02%	(0.01)%
Portfolio turnover rate	55%		131%	99%	119%	115%	133%	16%		30%	34%	32%	25%	38%
Number of shares outstanding at end of period (000’s)	14,013		14,473	13,917	13,421	13,302	13,129	35,624		36,354	35,957	34,888	34,789	39,707
Net assets at end of period (000’s)	$170,736		$179,126	$176,344	$163,788	$144,854	$145,049	$665,974		$652,819	$615,447	$495,226	$404,646	$444,092

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

294

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Broad Cap Value Income Fund							Capital Conservation Fund
	Six Months Ended November 30, 2015#		Year Ended May 31,					Six Months Ended November 30, 2015#		Year Ended May 31,
			2015	2014	2013	2012	2011			2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$16.03		$15.19	$13.02	$10.02	$10.72	$8.69	$9.92		$9.84	$10.01	$10.11	$9.77	$9.38

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.21	0.31	0.22	0.20	0.15	0.08		0.17	0.19	0.18	0.27	0.32
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.78)		1.38	2.06	2.85	(0.73)	2.04	(0.11)		0.10	0.07	(0.05)	0.38	0.38

Total income (loss) from investment operations	(0.67)		1.59	2.37	3.07	(0.53)	2.19	(0.03)		0.27	0.26	0.13	0.65	0.70

Distributions from:
Net investment income	–		(0.26)	(0.20)	(0.07)	(0.17)	(0.16)	–		(0.19)	(0.29)	(0.23)	(0.31)	(0.31)
Net realized gain on securities	–		(0.49)	–	–	–	–	–		–	(0.14)	–	–	–

Total distributions	–		(0.75)	(0.20)	(0.07)	(0.17)	(0.16)	–		(0.19)	(0.43)	(0.23)	(0.31)	(0.31)

Net asset value at end of period	$15.36		$16.03	$15.19	$13.02	$10.02	$10.72	$9.89		$9.92	$9.84	$10.01	$10.11	$9.77

TOTAL RETURN(a)	(4.18)%		10.70%	18.24%	30.82%	(4.87)%	25.42%	(0.30)%		2.76%	2.73%	1.28%	6.81%	7.56%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%	0.63	%@	0.63%	0.64%	0.66%	0.66%	0.67%
Ratio of expenses to average net assets(c)	0.92	%@	0.92%	0.95%	1.01%	1.06%	1.15%	0.63	%@	0.63%	0.64%	0.66%	0.66%	0.67%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.01%	0.01%	0.01%	0.01%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.43	%@	1.33%	2.14%	1.96%	1.97%	1.60%	1.69	%@	1.72%	1.95%	1.73%	2.79%	3.37%
Ratio of net investment income (loss) to average net assets(c)	1.36	%@	1.26%	2.04%	1.80%	1.76%	1.30%	1.69	%@	1.72%	1.95%	1.73%	2.79%	3.37%
Portfolio turnover rate	12%		23%	27%	34%	18%	21%	36%		193%	129%	149%	141%	164%
Number of shares outstanding at end of period (000’s)	3,733		3,906	3,533	3,217	2,841	2,708	23,994		25,822	19,965	22,968	23,049	14,599
Net assets at end of period (000’s)	$57,349		$62,619	$53,675	$41,901	$28,476	$29,023	$237,335		$256,043	$196,550	$230,018	$232,990	$142,652

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

295

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Core Equity Fund							Dividend Value Fund
	Six Months Ended November 30, 2015#		Year Ended May 31,					Six Months Ended November 30, 2015#		Year Ended May 31,
			2015	2014	2013	2012	2011			2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$20.38		$18.63	$15.61	$12.27	$13.44	$10.77	$13.23		$13.23	$11.62	$9.33	$9.31	$7.45

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10		0.19	0.16	0.19	0.18	0.13	0.15		0.28	0.28	0.27	0.23	0.21
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.68)		1.74	3.07	3.36	(1.21)	2.69	(0.22)		0.85	1.59	2.17	(0.08)	1.75

Total income (loss) from investment operations	(0.58)		1.93	3.23	3.55	(1.03)	2.82	(0.07)		1.13	1.87	2.44	0.15	1.96

Distributions from:
Net investment income	–		(0.18)	(0.21)	(0.21)	(0.14)	(0.15)	–		(0.28)	(0.26)	(0.15)	(0.13)	(0.10)
Net realized gain on securities	–		–	–	–	–	–	–		(0.85)	–	–	–	–

Total distributions	–		(0.18)	(0.21)	(0.21)	(0.14)	(0.15)	–		(1.13)	(0.26)	(0.15)	(0.13)	(0.10)

Net asset value at end of period	$19.80		$20.38	$18.63	$15.61	$12.27	$13.44	$13.16		$13.23	$13.23	$11.62	$9.33	$9.31

TOTAL RETURN(a)	(2.85)%		10.41%	20.78%	29.19%	(7.63)%	26.32%	(0.53)%		8.69%	16.22%	26.34%	1.62%	26.50%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.80	%@	0.80%	0.80%	0.80%	0.80%	0.80%	0.82	%@	0.82%	0.82%	0.82%	0.82%	0.82%
Ratio of expenses to average net assets(c)	0.92	%@	0.92%	0.93%	0.95%	0.94%	0.94%	0.83	%@	0.82%	0.83%	0.86%	0.89%	0.96%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.01%	–		–	0.00%	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.04	%@	0.94%	0.95%	1.38%	1.48%	1.07%	2.24	%@	2.06%	2.20%	2.62%	2.58%	2.58%
Ratio of net investment income (loss) to average net assets(c)	0.92	%@	0.82%	0.82%	1.23%	1.34%	0.93%	2.23	%@	2.05%	2.19%	2.58%	2.52%	2.44%
Portfolio turnover rate	19%		40%	39%	72%	81%	103%	28%		35%	37%	27%	12%	70%
Number of shares outstanding at end of period (000’s)	12,266		13,047	14,433	15,531	17,200	18,743	42,949		48,504	46,936	48,835	37,111	20,559
Net assets at end of period (000’s)	$242,918		$265,955	$268,866	$242,367	$210,989	$251,962	$565,347		$641,719	$621,033	$567,499	$346,432	$191,319

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

296

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Dynamic Allocation Fund						Emerging Economies Fund
	Six Months Ended November 30, 2015#		Year Ended May 31,		December 19, 2012* to May 31, 2013		Six Months Ended November 30, 2015#		Year Ended May 31,
			2015	2014					2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$12.04		$11.93	$10.87	$10.00		$7.84		$8.12	$8.09	$7.09	$8.53	$6.88

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.16	0.18	(0.00)		0.09		0.18	0.17	0.13	0.11	0.09
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.50)		0.32	0.92	0.87		(1.37)		(0.30)	(0.02)	0.92	(1.47)	1.70

Total income (loss) from investment operations	(0.50)		0.48	1.10	0.87		(1.28)		(0.12)	0.15	1.05	(1.36)	1.79

Distributions from:
Net investment income	–		(0.17)	–	–		–		(0.16)	(0.12)	(0.05)	(0.08)	(0.14)
Net realized gain on securities	–		(0.20)	(0.04)	–		–		–	–	–	–	–

Total distributions	–		(0.37)	(0.04)	–		–		(0.16)	(0.12)	(0.05)	(0.08)	(0.14)

Net asset value at end of period	$11.54		$12.04	$11.93	$10.87		$6.56		$7.84	$8.12	$8.09	$7.09	$8.53

TOTAL RETURN(a)	(4.15)%		4.04%	10.11%	8.70%		(16.33)%		(1.35)%	1.97%	14.79%	(15.99)%	26.09	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.32	%@	0.32%	0.32%	0.32	%@	0.97	%@	0.94%	0.95%	0.98%	1.04%	1.00%
Ratio of expenses to average net assets(c)	0.32	%@	0.32%	0.34%	0.63	%@	0.97	%@	0.94%	0.95%	0.98%	1.04%	1.00%
Ratio of expense reductions to average net assets	–		–	0.00%	–		0.00	%@	0.00%	–	0.00%	–	–
Ratio of net investment income (loss) to average net assets(b)	0.05	%@	1.33%	1.65%	(0.04	)%@	2.64	%@	2.23%	2.18%	1.71%	1.50%	1.09%
Ratio of net investment income (loss) to average net assets(c)	0.05	%@	1.33%	1.63%	(0.35	)%@	2.64	%@	2.23%	2.18%	1.71%	1.50%	1.09%
Portfolio turnover rate	9%		31%	9%	2%		34%		65%	55%	53%	108%	131%
Number of shares outstanding at end of period (000’s)	22,462		22,646	21,373	7,996		81,557		82,682	83,593	86,346	70,660	30,187
Net assets at end of period (000’s)	$259,298		$272,705	$255,001	$86,904		$534,718		$648,339	$678,406	$698,480	$501,317	$257,560

#	Unaudited
@	Annualized
*	Commencement of operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

297

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Foreign Value Fund							Global Real Estate Fund
	Six Months Ended November 30, 2015#		Year Ended May 31,					Six Months Ended November 30, 2015#		Year Ended May 31,
			2015	2014	2013	2012	2011			2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$10.44		$11.44	$9.61	$7.30	$10.18	$7.74	$8.60		$8.58	$8.95	$7.46	$9.00	$7.44

Income (loss) from investment operations:
Net investment income (loss)(d)	0.05		0.20	0.27	0.20	0.25	0.24	0.10		0.21	0.22	0.15	0.17	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.27)		(0.94)	1.78	2.39	(2.89)	2.35	(0.27)		0.28	0.48	1.72	(0.95)	2.04

Total income (loss) from investment operations	(1.22)		(0.74)	2.05	2.59	(2.64)	2.59	(0.17)		0.49	0.70	1.87	(0.78)	2.20

Distributions from:
Net investment income	–		(0.26)	(0.22)	(0.28)	(0.24)	(0.15)	–		(0.23)	(0.49)	(0.13)	(0.29)	(0.53)
Net realized gain on securities	–		–	–	–	–	–	–		(0.24)	(0.58)	(0.25)	(0.47)	(0.11)

Total distributions	–		(0.26)	(0.22)	(0.28)	(0.24)	(0.15)	–		(0.47)	(1.07)	(0.38)	(0.76)	(0.64)

Net asset value at end of period	$9.22		$10.44	$11.44	$9.61	$7.30	$10.18	$8.43		$8.60	$8.58	$8.95	$7.46	$9.00

TOTAL RETURN(a)	(11.69)%		(6.23)%	21.39%	35.97%	(26.11)%	33.69%	(1.98)%		5.61%	8.76%	25.49%	(7.94)%	30.56%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.79	%@	0.79%	0.80%	0.83%	0.83%	0.84%	0.84	%@	0.85%	0.86%	0.89%	0.92%	0.92%
Ratio of expenses to average net assets(c)	0.79	%@	0.79%	0.80%	0.83%	0.83%	0.84%	0.84	%@	0.85%	0.86%	0.89%	0.92%	0.92%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.10	%@	1.90%	2.53%	2.33%	2.94%	2.60%	2.38	%@	2.46%	2.51%	1.79%	2.25%	1.88%
Ratio of net investment income (loss) to average net assets(c)	1.10	%@	1.90%	2.53%	2.33%	2.94%	2.60%	2.38	%@	2.46%	2.51%	1.79%	2.25%	1.88%
Portfolio turnover rate	10%		31%	27%	23%	25%	25%	42%		44%	41%	52%	88%	75%
Number of shares outstanding at end of period (000’s)	91,561		94,932	94,131	94,998	103,881	104,883	59,041		59,795	48,168	42,969	37,728	34,869
Net assets at end of period (000’s)	$843,944		$990,964	$1,077,192	$913,025	$758,094	$1,067,577	$497,470		$514,347	$413,082	$384,543	$281,639	$313,781

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

298

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Social Awareness Fund							Global Strategy Fund
	Six Months Ended November 30, 2015#		Year Ended May 31,					Six Months Ended November 30, 2015#		Year Ended May 31,
			2015	2014	2013	2012	2011			2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$22.11		$21.00	$17.38	$13.72	$15.79	$12.56	$13.58		$14.12	$12.66	$10.41	$12.19	$10.07

Income (loss) from investment operations:
Net investment income (loss)(d)	0.13		0.35	0.42	0.33	0.29	0.25	0.12		0.30	0.39	0.34	0.41	0.36
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.91)		1.20	3.49	3.61	(2.06)	3.21	(0.97)		(0.03)	1.53	2.65	(1.66)	2.11

Total income (loss) from investment operations	(0.78)		1.55	3.91	3.94	(1.77)	3.46	(0.85)		0.27	1.92	2.99	(1.25)	2.47

Distributions from:
Net investment income	–		(0.44)	(0.29)	(0.28)	(0.30)	(0.23)	–		(0.37)	(0.46)	(0.74)	(0.53)	(0.35)
Net realized gain on securities	–		–	–	–	–	–	–		(0.44)	–	–	–	–

Total distributions	–		(0.44)	(0.29)	(0.28)	(0.30)	(0.23)	–		(0.81)	(0.46)	(0.74)	(0.53)	(0.35)

Net asset value at end of period	$21.33		$22.11	$21.00	$17.38	$13.72	$15.79	$12.73		$13.58	$14.12	$12.66	$10.41	$12.19

TOTAL RETURN(a)	(3.53)%		7.45%	22.60%	28.99%	(11.20)%	27.71%	(6.26)%		2.14%	15.32%	29.44%	(10.28)%	24.85%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.63	%@	0.62%	0.64%	0.68%	0.68%	0.67%	0.63	%@	0.64%	0.64%	0.67%	0.67%	0.68%
Ratio of expenses to average net assets(c)	0.63	%@	0.62%	0.64%	0.68%	0.68%	0.67%	0.63	%@	0.64%	0.64%	0.67%	0.67%	0.68%
Ratio of expense reductions to average net assets	–		–	0.00%	0.00%	0.01%	0.01%	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.19	%@	1.63%	2.18%	2.07%	1.98%	1.74%	1.93	%@	2.20%	2.90%	2.84%	3.65%	3.26%
Ratio of net investment income (loss) to average net assets(c)	1.19	%@	1.63%	2.18%	2.07%	1.98%	1.74%	1.93	%@	2.20%	2.90%	2.84%	3.65%	3.26%
Portfolio turnover rate	0%		88%	99%	101%	102%	119%	10%		28%	25%	23%	28%	17%
Number of shares outstanding at end of period (000’s)	17,709		19,139	20,949	17,295	17,590	18,506	36,590		37,891	39,108	36,722	42,243	44,818
Net assets at end of period (000’s)	$377,809		$423,242	$439,972	$300,545	$241,281	$292,234	$465,890		$514,564	$552,074	$465,060	$439,884	$546,500

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

299

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Government Securities Fund								Growth Fund
	Six Months Ended November 30, 2015#		Year Ended May 31,						Six Months Ended November 30, 2015#		Year Ended May 31,
			2015	2014	2013	2012		2011			2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$10.82		$10.73	$10.95	$11.34	$10.70		$10.67	$16.40		$16.76	$13.93	$11.67	$11.85	$9.20

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.22	0.24	0.23	0.27		0.24	0.04		0.10	0.10	0.12	0.09	0.07
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.11)		0.11	(0.17)	(0.28)	0.70		0.12	0.03		1.67	2.87	2.23	(0.19)	2.65

Total income (loss) from investment operations	(0.00)		0.33	0.07	(0.05)	0.97		0.36	0.07		1.77	2.97	2.35	(0.10)	2.72

Distributions from:
Net investment income	–		(0.24)	(0.25)	(0.28)	(0.33)		(0.33)	–		(0.11)	(0.14)	(0.09)	(0.08)	(0.07)
Net realized gain on securities	–		–	(0.04)	(0.06)	–		–	–		(2.02)	–	–	–	–

Total distributions	–		(0.24)	(0.29)	(0.34)	(0.33)		(0.33)	–		(2.13)	(0.14)	(0.09)	(0.08)	(0.07)

Net asset value at end of period	$10.82		$10.82	$10.73	$10.95	$11.34		$10.70	$16.47		$16.40	$16.76	$13.93	$11.67	$11.85

TOTAL RETURN(a)	0.00%		3.07%	0.67%	(0.49)%	9.19	%(e)	3.45%	0.43%		10.89%	21.34%	20.22%	(0.78)%	29.60%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.65	%@	0.64%	0.65%	0.66%	0.67%		0.65%	0.80	%@	0.80%	0.81%	0.81%	0.81%	0.81%
Ratio of expenses to average net assets(c)	0.65	%@	0.64%	0.65%	0.66%	0.69%		0.65%	0.80	%@	0.80%	0.81%	0.83%	0.84%	0.85%
Ratio of expense reductions to average net assets	–		–	–	–	–		–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.07	%@	2.01%	2.19%	2.04%	2.51%		2.22%	0.53	%@	0.60%	0.65%	0.95%	0.77%	0.71%
Ratio of net investment income (loss) to average net assets(c)	2.07	%@	2.01%	2.19%	2.04%	2.49%		2.22%	0.53	%@	0.60%	0.65%	0.93%	0.74%	0.67%
Portfolio turnover rate	3%		7%	28%	64%	230%		353%	38%		99%	90%	81%	87%	95%
Number of shares outstanding at end of period (000’s)	13,391		14,967	15,115	12,492	12,866		10,389	60,342		62,664	60,543	59,131	65,596	67,486
Net assets at end of period (000’s)	$144,875		$161,977	$162,121	$136,786	$145,929		$111,118	$994,074		$1,027,988	$1,014,642	$823,541	$765,515	$800,022

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

300

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Growth & Income Fund							Health Sciences Fund
	Six Months Ended November 30, 2015#		Year Ended May 31,					Six Months Ended November 30, 2015#		Year Ended May 31,
			2015	2014	2013	2012	2011			2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$19.70		$17.74	$14.78	$12.03	$12.80	$10.48	$27.01		$21.10	$16.52	$12.61	$12.78	$9.07

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10		0.20	0.18	0.13	0.11	0.09	(0.06)		(0.14)	(0.12)	(0.07)	(0.07)	0.00
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.39)		1.94	2.91	2.74	(0.79)	2.37	(2.06)		9.66	5.43	4.82	0.68	3.71

Total income (loss) from investment operations	(0.29)		2.14	3.09	2.87	(0.68)	2.46	(2.12)		9.52	5.31	4.75	0.61	3.71

Distributions from:
Net investment income	–		(0.18)	(0.13)	(0.12)	(0.09)	(0.14)	–		–	–	–	(0.26)	–
Net realized gain on securities	–		–	–	–	–	–	–		(3.61)	(0.73)	(0.84)	(0.52)	–

Total distributions	–		(0.18)	(0.13)	(0.12)	(0.09)	(0.14)	–		(3.61)	(0.73)	(0.84)	(0.78)	–

Net asset value at end of period	$19.41		$19.70	$17.74	$14.78	$12.03	$12.80	$24.89		$27.01	$21.10	$16.52	$12.61	$12.78

TOTAL RETURN(a)	(1.47)%		12.11%	20.97%	24.00%	(5.23)%	23.60%	(7.85)%		47.50%	32.09%	39.14%	5.81%	40.90%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%	1.06	%@	1.09%	1.11%	1.15%	1.16%	1.17%
Ratio of expenses to average net assets(c)	0.91	%@	0.90%	0.93%	0.96%	0.98%	0.96%	1.09	%@	1.09%	1.11%	1.15%	1.16%	1.17%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.01%	0.01%	0.01%	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.09	%@	1.05%	1.10%	1.01%	0.92%	0.76%	(0.44	)%@	(0.59)%	(0.59)%	(0.48)%	(0.60)%	0.01%
Ratio of net investment income (loss) to average net assets(c)	1.03	%@	1.00%	1.02%	0.90%	0.79%	0.65%	(0.46	)%@	(0.59)%	(0.59)%	(0.48)%	(0.60)%	0.01%
Portfolio turnover rate	17%		38%	169%	299%	227%	167%	16%		26%	59%	16%	21%	38%
Number of shares outstanding at end of period (000’s)	6,014		6,180	6,449	6,471	6,737	7,119	35,728		34,776	27,492	24,949	20,668	17,920
Net assets at end of period (000’s)	$116,738		$121,742	$114,405	$95,667	$81,057	$91,114	$889,411		$939,311	$580,157	$412,098	$260,654	$229,069

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

301

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Inflation Protected Fund							International Equities Index Fund
	Six Months Ended November 30, 2015#		Year Ended May 31,					Six Months Ended November 30, 2015#		Year Ended May 31,
			2015	2014	2013	2012	2011			2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$10.92		$11.33	$11.53	$11.79	$10.89	$10.17	$7.13		$7.44	$6.47	$5.22	$6.84	$5.38

Income (loss) from investment operations:
Net investment income (loss)(d)	0.09		0.12	0.24	0.23	0.37	0.34	0.05		0.19	0.23	0.17	0.16	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.33)		(0.30)	(0.17)	(0.18)	0.70	0.62	(0.59)		(0.25)	0.92	1.25	(1.60)	1.45

Total income (loss) from investment operations	(0.24)		(0.18)	0.07	0.05	1.07	0.96	(0.54)		(0.06)	1.15	1.42	(1.44)	1.61

Distributions from:
Net investment income	–		(0.21)	(0.22)	(0.31)	(0.17)	(0.24)	–		(0.25)	(0.18)	(0.17)	(0.18)	(0.15)
Net realized gain on securities	–		(0.02)	(0.05)	–	–	–	–		–	–	–	–	–

Total distributions	–		(0.23)	(0.27)	(0.31)	(0.17)	(0.24)	–		(0.25)	(0.18)	(0.17)	(0.18)	(0.15)

Net asset value at end of period	$10.68		$10.92	$11.33	$11.53	$11.79	$10.89	$6.59		$7.13	$7.44	$6.47	$5.22	$6.84

TOTAL RETURN(a)	(2.20)%		(1.57)%	0.73%	0.32%	9.93%	9.57%	(7.57)%		(0.57)%	17.90%	27.39%	(21.18)%	30.18%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.59	%@	0.58%	0.59%	0.60%	0.61%	0.63%	0.42	%@	0.44%	0.46%	0.53%	0.52%	0.47%
Ratio of expenses to average net assets(c)	0.59	%@	0.58%	0.59%	0.60%	0.61%	0.63%	0.42	%@	0.44%	0.46%	0.53%	0.52%	0.47%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.69	%@	1.12%	2.16%	1.94%	3.22%	3.30%	1.61	%@	2.62%	3.27%	2.85%	2.78%	2.53%
Ratio of net investment income (loss) to average net assets(c)	1.69	%@	1.12%	2.16%	1.94%	3.22%	3.30%	1.61	%@	2.62%	3.27%	2.85%	2.78%	2.53%
Portfolio turnover rate	13%		33%	45%	60%	52%	49%	1%		40%	60%	51%	99%	56%
Number of shares outstanding at end of period (000’s)	42,723		44,644	41,413	38,711	35,093	31,956	165,722		151,718	157,825	154,632	132,279	150,421
Net assets at end of period (000’s)	$456,121		$487,477	$469,056	$446,317	$413,818	$347,947	$1,091,815		$1,081,174	$1,174,840	$1,000,950	$689,840	$1,028,197

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

302

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Government Bond Fund							International Growth Fund
	Six Months Ended November 30, 2015#		Year Ended May 31,					Six Months Ended November 30, 2015#		Year Ended May 31,
			2015	2014	2013	2012	2011			2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$11.26		$12.24	$12.12	$12.62	$12.86	$11.92	$14.18		$14.14	$12.36	$9.81	$12.04	$9.04

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14		0.32	0.33	0.35	0.39	0.42	0.03		0.16	0.16	0.17	0.18	0.17
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.36)		(0.98)	0.15	(0.06)	(0.03)	1.12	(0.99)		0.17	1.87	2.55	(2.22)	2.98

Total income (loss) from investment operations	(0.22)		(0.66)	0.48	0.29	0.36	1.54	(0.96)		0.33	2.03	2.72	(2.04)	3.15

Distributions from:
Net investment income	–		(0.29)	(0.22)	(0.45)	(0.46)	(0.60)	–		(0.20)	(0.25)	(0.17)	(0.19)	(0.15)
Net realized gain on securities	–		(0.03)	(0.14)	(0.34)	(0.14)	–	–		(0.09)	–	–	–	–

Total distributions	–		(0.32)	(0.36)	(0.79)	(0.60)	(0.60)	–		(0.29)	(0.25)	(0.17)	(0.19)	(0.15)

Net asset value at end of period	$11.04		$11.26	$12.24	$12.12	$12.62	$12.86	$13.22		$14.18	$14.14	$12.36	$9.81	$12.04

TOTAL RETURN(a)	(1.95)%		(5.43)%	4.12%	2.03%	2.86%	13.16%	(6.77)%		2.48%	16.48%	27.92%	(16.96)%	35.00	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.64	%@	0.65%	0.65%	0.66%	0.67%	0.67%	1.01	%@	1.01%	1.01%	1.01%	1.01%	1.01%
Ratio of expenses to average net assets(c)	0.64	%@	0.65%	0.65%	0.66%	0.67%	0.67%	1.05	%@	1.06%	1.06%	1.10%	1.11%	1.12%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.55	%@	2.69%	2.78%	2.75%	3.08%	3.34%	0.52	%@	1.15%	1.22%	1.51%	1.72%	1.53%
Ratio of net investment income (loss) to average net assets(c)	2.55	%@	2.69%	2.78%	2.75%	3.08%	3.34%	0.48	%@	1.11%	1.17%	1.42%	1.62%	1.42%
Portfolio turnover rate	36%		43%	42%	74%	126%	113%	17%		44%	53%	55%	53%	67%
Number of shares outstanding at end of period (000’s)	13,300		15,220	15,459	15,235	15,494	14,721	41,652		43,817	45,685	48,797	49,532	51,294
Net assets at end of period (000’s)	$146,810		$171,312	$189,241	$184,590	$195,494	$189,309	$550,659		$621,387	$646,032	$603,086	$485,839	$617,720

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

303

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Cap Core Fund							Large Capital Growth Fund
	Six Months Ended November 30, 2015#		Year Ended May 31,					Six Months Ended November 30, 2015#		Year Ended May 31,
			2015	2014	2013	2012	2011			2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$13.74		$14.25	$12.85	$11.22	$12.33	$9.37	$12.75		$13.97	$12.46	$11.48	$12.31	$9.73

Income (loss) from investment operations:
Net investment income (loss)(d)	0.06		0.11	0.15	0.14	0.12	0.09	0.04		0.11	0.08	0.07	0.02	0.03
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.12)		1.84	2.40	3.10	(0.73)	2.98	(0.13)		1.35	2.58	1.94	(0.82)	2.59

Total income (loss) from investment operations	(0.06)		1.95	2.55	3.24	(0.61)	3.07	(0.09)		1.46	2.66	2.01	(0.80)	2.62

Distributions from:
Net investment income	–		(0.16)	(0.14)	(0.12)	(0.11)	(0.11)	–		(0.08)	(0.07)	(0.03)	(0.03)	(0.04)
Net realized gain on securities	–		(2.30)	(1.01)	(1.49)	(0.39)	–	–		(2.60)	(1.08)	(1.00)	–	–

Total distributions	–		(2.46)	(1.15)	(1.61)	(0.50)	(0.11)	–		(2.68)	(1.15)	(1.03)	(0.03)	(0.04)

Net asset value at end of period	$13.68		$13.74	$14.25	$12.85	$11.22	$12.33	$12.66		$12.75	$13.97	$12.46	$11.48	$12.31

TOTAL RETURN(a)	(0.44)%		14.34%	20.28%	31.57%	(4.78)%	32.94%	(0.71)%		11.01%	21.79%	18.63%	(6.45)%	27.01%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.83	%@	0.83%	0.84%	0.85%	0.85%	0.85%	0.75	%@	0.75%	0.76%	0.77%	0.78%	0.78%
Ratio of expenses to average net assets(c)	0.83	%@	0.83%	0.84%	0.85%	0.89%	0.85%	0.75	%@	0.75%	0.76%	0.77%	0.78%	0.78%
Ratio of expense reductions to average net assets	0.01	%@	0.01%	0.01%	0.01%	–	0.01%	0.00	%@	0.00%	0.00%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.95	%@	0.75%	1.09%	1.14%	1.04%	0.85%	0.62	%@	0.83%	0.57%	0.58%	0.19%	0.25%
Ratio of net investment income (loss) to average net assets(c)	0.95	%@	0.75%	1.09%	1.14%	0.99%	0.85%	0.62	%@	0.83%	0.57%	0.58%	0.19%	0.25%
Portfolio turnover rate	28%		64%	76%	64%	106%	44%	12%		26%	137%	195%	173%	129%
Number of shares outstanding at end of period (000’s)	12,149		13,111	12,606	12,501	11,170	11,843	31,767		33,071	29,214	29,489	29,965	32,735
Net assets at end of period (000’s)	$166,260		$180,201	$179,649	$160,617	$125,281	$145,975	$402,051		$421,567	$408,050	$367,527	$343,971	$402,977

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

304

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Index Fund								Mid Cap Strategic Growth Fund
	Six Months Ended November 30, 2015#		Year Ended May 31,						Six Months Ended November 30, 2015#		Year Ended May 31,
			2015	2014	2013	2012	2011				2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$28.52		$27.24	$24.44	$19.74	$22.71	$17.30		$15.35		$15.99	$14.16	$11.83	$13.62	$9.92

Income (loss) from investment operations:
Net investment income (loss)(d)	0.18		0.32	0.28	0.29	0.21	0.18		(0.01)		(0.03)	(0.01)	0.08	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.17)		2.86	3.99	5.38	(1.74)	5.43		(0.78)		1.83	2.12	2.55	(1.74)	3.70

Total income (loss) from investment operations	(0.99)		3.18	4.27	5.67	(1.53)	5.61		(0.79)		1.80	2.11	2.63	(1.73)	3.71

Distributions from:
Net investment income	–		(0.29)	(0.31)	(0.22)	(0.26)	(0.20)		–		–	(0.08)	–	(0.06)	(0.01)
Net realized gain on securities	–		(1.61)	(1.16)	(0.75)	(1.18)	–		–		(2.44)	(0.20)	(0.30)	–	–

Total distributions	–		(1.90)	(1.47)	(0.97)	(1.44)	(0.20)		–		(2.44)	(0.28)	(0.30)	(0.06)	(0.01)

Net asset value at end of period	$27.53		$28.52	$27.24	$24.44	$19.74	$22.71		$14.56		$15.35	$15.99	$14.16	$11.83	$13.62

TOTAL RETURN(a)	(3.47)%		11.92%	17.69%	29.61%	(6.38)%	32.54	%(e)	(5.15)%		11.60%	14.78%	22.76%	(12.67)%	37.37%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.36	%@	0.36%	0.36%	0.38%	0.38%	0.39%		0.82	%@	0.81%	0.82%	0.85%	0.85%	0.84%
Ratio of expenses to average net assets(c)	0.36	%@	0.36%	0.36%	0.38%	0.38%	0.39%		0.82	%@	0.81%	0.82%	0.86%	0.86%	0.84%
Ratio of expense reductions to average net assets	–		–	–	–	–	–		0.01	%@	0.01%	0.01%	0.01%	0.01%	0.02%
Ratio of net investment income (loss) to average net assets(b)	1.30	%@	1.15%	1.06%	1.33%	1.02%	0.93%		(0.20	)%@	(0.21)%	(0.06)%	0.63%	0.09%	0.10%
Ratio of net investment income (loss) to average net assets(c)	1.30	%@	1.15%	1.06%	1.33%	1.02%	0.93%		(0.20	)%@	(0.21)%	(0.06)%	0.62%	0.08%	0.10%
Portfolio turnover rate	6%		13%	11%	8%	11%	18%		26%		47%	65%	61%	62%	134%
Number of shares outstanding at end of period (000’s)	111,412		116,969	116,691	119,703	122,335	120,474		17,805		18,777	18,583	18,378	20,800	25,052
Net assets at end of period (000’s)	$3,066,918		$3,335,644	$3,179,031	$2,925,308	$2,415,464	$2,736,232		$259,215		$288,138	$297,068	$260,138	$246,037	$341,241

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

305

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Money Market I Fund									Nasdaq-100® Index Fund
	Six Months Ended November 30, 2015#		Year Ended May 31,							Six Months Ended November 30, 2015#		Year Ended May 31,
			2015		2014	2013	2012		2011			2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00	$10.36		$8.71	$6.98	$6.03	$6.45	$5.03

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.00		0.00	0.00	0.00		0.00	0.04		0.07	0.10	0.07	0.04	0.02
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00		0.00		–	0.00	0.00		(0.00)	0.36		1.79	1.74	1.06	0.31	1.41

Total income (loss) from investment operations	0.00		0.00		0.00	0.00	0.00		0.00	0.40		1.86	1.84	1.13	0.35	1.43

Distributions from:
Net investment income	(0.00)		(0.00)		(0.00)	(0.00)	(0.00)		(0.00)	–		(0.09)	(0.07)	(0.03)	(0.02)	(0.01)
Net realized gain on securities	–		–		–	–	–		–	–		(0.12)	(0.04)	(0.15)	(0.75)	–

Total distributions	(0.00)		(0.00)		(0.00)	(0.00)	(0.00)		(0.00)	–		(0.21)	(0.11)	(0.18)	(0.77)	(0.01)

Net asset value at end of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00	$10.76		$10.36	$8.71	$6.98	$6.03	$6.45

TOTAL RETURN(a)	0.01	%(f)	0.01	%(e)	0.01%	0.01%	0.01	%(e)	0.01%	3.86%		21.42%	26.44%	19.16%	6.91%	28.53%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.17	%@	0.14%		0.16%	0.21%	0.17%		0.24%	0.53	%@	0.53%	0.53%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets(c)	0.51	%@	0.51%		0.51%	0.52%	0.52%		0.52%	0.59	%@	0.54%	0.57%	0.57%	0.59%	0.63%
Ratio of expense reductions to average net assets	–		–		–	–	–		–	–		–	0.00%	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.01	%@	0.01%		0.01%	0.01%	0.01%		0.01%	0.73	%@	0.72%	1.28%	1.06%	0.59%	0.43%
Ratio of net investment income (loss) to average net assets(c)	(0.33	)%@	(0.36)%		(0.34)%	(0.30)%	(0.33)%		(0.27)%	0.67	%@	0.71%	1.25%	1.02%	0.52%	0.33%
Portfolio turnover rate	N/A		N/A		N/A	N/A	N/A		N/A	5%		7%	8%	5%	12%	29%
Number of shares outstanding at end of period (000’s)	345,008		343,881		367,402	378,729	409,147		474,285	31,109		31,854	29,275	29,011	27,028	19,713
Net assets at end of period (000’s)	$345,001		$343,363		$366,768	$378,086	$408,487		$473,443	$334,868		$330,077	$255,120	$202,595	$162,983	$127,160

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate (See Note 3).

See Notes to Financial Statements

306

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Science & Technology Fund							Small Cap Aggressive Growth Fund
	Six Months Ended November 30, 2015#		Year Ended May 31,					Six Months Ended November 30, 2015#	Year Ended May 31,
			2015	2014	2013	2012	2011		2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$26.68		$24.83	$19.19	$15.84	$17.57	$12.93	$14.56	$14.12	$13.18	$10.33	$12.63	$9.84

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.01)		(0.03)	(0.04)	0.03	(0.01)	(0.03)	(0.01)	(0.06)	(0.11)	(0.07)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.48		4.70	5.71	3.32	(1.72)	4.67	(0.52)	4.01	2.50	3.08	(1.46)	2.85

Total income (loss) from investment operations	0.47		4.67	5.67	3.35	(1.73)	4.64	(0.53)	3.95	2.39	3.01	(1.52)	2.79

Distributions from:
Net investment income	–		–	(0.03)	–	–	(0.00)	–	–	–	–	–	–
Net realized gain on securities	–		(2.82)	–	–	–	–	–	(3.51)	(1.45)	(0.16)	(0.78)	–

Total distributions	–		(2.82)	(0.03)	–	–	(0.00)	–	(3.51)	(1.45)	(0.16)	(0.78)	–

Net asset value at end of period	$27.15		$26.68	$24.83	$19.19	$15.84	$17.57	$14.03	$14.56	$14.12	$13.18	$10.33	$12.63

TOTAL RETURN(a)	1.76%		19.52%	29.55%	21.15%	(9.85)%	35.89%	(3.64)%	30.24%	17.46%	29.43%	(11.72)%	28.35%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.99	%@	0.98%	0.99%	1.02%	1.02%	1.02%	0.99%@	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets(c)	0.99	%@	0.98%	0.99%	1.02%	1.02%	1.02%	1.01%@	1.01%	1.02%	1.05%	1.10%	1.05%
Ratio of expense reductions to average net assets	0.01	%@	0.01%	0.01%	0.01%	0.01%	0.01%	–	–	–	–	–	0.04%
Ratio of net investment income (loss) to average net assets(b)	(0.07	)%@	(0.12)%	(0.18)%	0.15%	(0.10)%	(0.22)%	(0.17)%@	(0.42)%	(0.70)%	(0.61)%	(0.59)%	(0.62)%
Ratio of net investment income (loss) to average net assets(c)	(0.07	)%@	(0.12)%	(0.18)%	0.15%	(0.10)%	(0.22)%	(0.19)%@	(0.44)%	(0.72)%	(0.67)%	(0.70)%	(0.68)%
Portfolio turnover rate	54%		101%	102%	99%	113%	111%	51%	94%	111%	97%	169%	42%
Number of shares outstanding at end of period (000’s)	36,395		38,035	37,726	40,253	45,092	50,582	8,660	7,959	7,180	6,240	6,994	7,230
Net assets at end of period (000’s)	$988,073		$1,014,902	$936,688	$772,614	$714,118	$888,918	$121,539	$115,869	$101,410	$82,222	$72,224	$91,326

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

307

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Fund							Small Cap Index Fund
	Six Months Ended November 30, 2015#		Year Ended May 31,					Six Months Ended November 30, 2015#		Year Ended May 31,
			2015	2014	2013	2012	2011			2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$14.18		$15.00	$13.46	$10.33	$11.22	$8.31	$21.23		$20.40	$18.13	$14.03	$15.60	$12.15

Income (loss) from investment operations:
Net investment income (loss)(d)	0.02		0.02	0.00	0.04	0.00	0.01	0.13		0.24	0.21	0.24	0.18	0.13
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.55)		1.55	2.31	3.10	(0.88)	2.92	(0.82)		1.99	2.80	4.06	(1.61)	3.44

Total income (loss) from investment operations	(0.53)		1.57	2.31	3.14	(0.88)	2.93	(0.69)		2.23	3.01	4.30	(1.43)	3.57

Distributions from:
Net investment income	–		–	(0.05)	(0.01)	(0.01)	(0.02)	–		(0.23)	(0.26)	(0.20)	(0.14)	(0.12)
Net realized gain on securities	–		(2.39)	(0.72)	–	–	–	–		(1.17)	(0.48)	–	–	–

Total distributions	–		(2.39)	(0.77)	(0.01)	(0.01)	(0.02)	–		(1.40)	(0.74)	(0.20)	(0.14)	(0.12)

Net asset value at end of period	$13.65		$14.18	$15.00	$13.46	$10.33	$11.22	$20.54		$21.23	$20.40	$18.13	$14.03	$15.60

TOTAL RETURN(a)	(3.74)%		11.10%	17.13%	30.40%	(7.81)%	35.24%	(3.25)%		11.23%	16.64%	30.91%	(9.13)%	29.44%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.93	%@	0.93%	0.93%	0.93%	0.93%	0.93%	0.41	%@	0.40%	0.40%	0.44%	0.44%	0.44%
Ratio of expenses to average net assets(c)	1.00	%@	1.00%	1.01%	1.04%	1.05%	1.05%	0.41	%@	0.40%	0.40%	0.44%	0.44%	0.44%
Ratio of expense reductions to average net assets	0.00	%@	0.01%	0.00%	0.01%	0.01%	0.01%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.29	%@	0.15%	0.01%	0.35%	0.01%	0.05%	1.29	%@	1.15%	1.03%	1.51%	1.26%	0.95%
Ratio of net investment income (loss) to average net assets(c)	0.22	%@	0.08%	(0.07)%	0.24%	(0.11)%	(0.07)%	1.29	%@	1.15%	1.03%	1.51%	1.26%	0.95%
Portfolio turnover rate	14%		32%	32%	27%	39%	38%	11%		14%	13%	12%	14%	13%
Number of shares outstanding at end of period (000’s)	23,623		24,990	24,251	26,071	28,964	31,857	51,513		52,734	54,260	54,297	57,427	62,750
Net assets at end of period (000’s)	$322,463		$354,294	$363,807	$350,845	$299,145	$357,571	$1,058,000		$1,119,463	$1,106,865	$984,357	$805,784	$978,592

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

308

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Special Values Fund							Small-Mid Growth Fund
	Six Months Ended November 30, 2015#		Year Ended May 31,					Six Months Ended November 30, 2015#		Year Ended May 31,
			2015	2014	2013	2012	2011			2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$13.74		$13.87	$11.32	$8.99	$9.67	$8.08	$13.57		$14.54	$12.67	$10.56	$11.72	$8.54

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10		0.18	0.12	0.07	0.05	0.06	(0.02)		(0.06)	(0.07)	0.00	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.33)		0.92	2.53	2.32	(0.66)	1.59	(0.71)		2.72	2.45	2.11	(1.11)	3.24

Total income (loss) from investment operations	(0.23)		1.10	2.65	2.39	(0.61)	1.65	(0.73)		2.66	2.38	2.11	(1.16)	3.18

Distributions from:
Net investment income	–		(0.14)	(0.10)	(0.06)	(0.07)	(0.06)	–		–	(0.01)	–	–	(0.00)
Net realized gain on securities	–		(1.09)	–	–	–	–	–		(3.63)	(0.50)	–	–	–

Total distributions	–		(1.23)	(0.10)	(0.06)	(0.07)	(0.06)	–		(3.63)	(0.51)	–	–	(0.00)

Net asset value at end of period	$13.51		$13.74	$13.87	$11.32	$8.99	$9.67	$12.84		$13.57	$14.54	$12.67	$10.56	$11.72

TOTAL RETURN(a)	(1.67)%		8.16%	23.43%	26.67%	(6.27)%	20.40%	(5.38)%		19.75%	18.77%	19.98%	(9.90)%	37.24%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.87	%@	0.87%	0.88%	0.90%	0.90%	0.90%	1.00	%@	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets(c)	0.87	%@	0.87%	0.88%	0.92%	0.93%	0.92%	1.00	%@	1.00%	1.03%	1.05%	1.06%	1.15%
Ratio of expense reductions to average net assets	0.01	%@	0.01%	0.00%	0.01%	0.01%	0.01%	0.00	%@	0.01%	0.00%	0.01%	0.02%	0.02%
Ratio of net investment income (loss) to average net assets(b)	1.46	%@	1.23%	0.89%	0.74%	0.59%	0.65%	(0.31	)%@	(0.41)%	(0.50)%	0.03%	(0.52)%	(0.61)%
Ratio of net investment income (loss) to average net assets(c)	1.46	%@	1.23%	0.89%	0.72%	0.57%	0.63%	(0.32	)%@	(0.41)%	(0.52)%	(0.02)%	(0.58)%	(0.76)%
Portfolio turnover rate	21%		52%	65%	58%	60%	41%	30%		55%	148%	107%	120%	155%
Number of shares outstanding at end of period (000’s)	16,885		17,394	17,993	19,976	20,167	23,569	9,643		9,713	8,584	8,625	9,581	10,329
Net assets at end of period (000’s)	$228,156		$238,986	$249,579	$226,140	$181,376	$227,951	$123,806		$131,771	$124,839	$109,283	$101,132	$121,033

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

309

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Stock Index Fund							Value Fund
	Six Months Ended November 30, 2015#		Year Ended May 31,					Six Months Ended November 30, 2015#		Year Ended May 31,
			2015	2014	2013	2012	2011			2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$36.60		$34.65	$30.07	$24.50	$26.71	$21.93	$15.46		$14.18	$12.40	$9.63	$10.28	$8.28

Income (loss) from investment operations:
Net investment income (loss)(d)	0.33		0.62	0.55	0.53	0.45	0.41	0.12		0.21	0.19	0.20	0.18	0.10
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.46)		3.29	5.38	5.91	(0.76)	5.12	(0.66)		1.29	1.81	2.83	(0.70)	1.97

Total income (loss) from investment operations	(0.13)		3.91	5.93	6.44	(0.31)	5.53	(0.54)		1.50	2.00	3.03	(0.52)	2.07

Distributions from:
Net investment income	–		(0.60)	(0.56)	(0.46)	(0.46)	(0.43)	–		(0.22)	(0.22)	(0.26)	(0.13)	(0.07)
Net realized gain on securities	–		(1.36)	(0.79)	(0.41)	(1.44)	(0.32)	–		–	–	–	–	–

Total distributions	–		(1.96)	(1.35)	(0.87)	(1.90)	(0.75)	–		(0.22)	(0.22)	(0.26)	(0.13)	(0.07)

Net asset value at end of period	$36.47		$36.60	$34.65	$30.07	$24.50	$26.71	$14.92		$15.46	$14.18	$12.40	$9.63	$10.28

TOTAL RETURN(a)	(0.36)%		11.41%	20.01%	26.86%	(0.76)%	25.55%	(3.49)%		10.65%	16.26%	31.97%	(5.00)%	25.03%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.34	%@	0.34%	0.35%	0.36%	0.37%	0.38%	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.34	%@	0.34%	0.35%	0.36%	0.37%	0.38%	0.93	%@	0.93%	0.93%	0.95%	0.97%	0.93%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	0.00	%@	0.00%	0.00%	0.00%	0.00%	–
Ratio of net investment income (loss) to average net assets(b)	1.82	%@	1.68%	1.71%	1.94%	1.83%	1.70%	1.56	%@	1.33%	1.46%	1.87%	1.87%	1.10%
Ratio of net investment income (loss) to average net assets(c)	1.82	%@	1.68%	1.71%	1.94%	1.83%	1.70%	1.48	%@	1.25%	1.38%	1.77%	1.75%	1.02%
Portfolio turnover rate	2%		3%	4%	3%	3%	11%	9%		16%	16%	23%	13%	157%
Number of shares outstanding at end of period (000’s)	114,969		123,499	129,109	132,191	138,507	132,974	7,284		7,559	8,595	8,978	10,469	14,825
Net assets at end of period (000’s)	$4,192,418		$4,519,626	$4,473,003	$3,974,531	$3,393,666	$3,551,607	$108,666		$116,875	$121,864	$111,303	$100,820	$152,457

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

310

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

At an in-person meeting held on August 3-4, 2015, the Board of Directors (the “Board”), including the Directors that are not interested persons of VALIC Company I (“VC I”), as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved with respect to each series of VC I (each a “Fund,” and collectively, the “Funds”) the Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and VC I (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements between VALIC and each of the following sub-advisers of VC I (collectively, the “Sub-advisory Agreements,” and together with the Advisory Agreement, the “Advisory Contracts”): AllianceBernstein, LP (“AllianceBernstein”), Allianz Global Investors US, LLC (“Allianz”), American Century Investment Management, Inc. (“American Century”), Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), BlackRock Investment Management, LLC (“BlackRock”), Bridgeway Capital Management, Inc. (“Bridgeway”), Columbia Management Investment Advisers, LLC (“Columbia”), Dreman Value Management, LLC (“Dreman”), Franklin Advisers, Inc. (“Franklin”), Goldman Sachs Asset Management, L.P. (“GSAM”), Invesco Advisers, Inc. (“Invesco Advisers”), J.P. Morgan Investment Management Inc. (“JPMIM”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management, Inc. (“MSIM”), PineBridge Investments, LLC (“PineBridge”), RS Investment Management Co. LLC (“RS Investments”), SunAmerica Asset Management, LLC (“SAAMCo”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Templeton Global Advisors Limited (“Templeton Global”), Templeton Investment Counsel, LLC (“Templeton Investment”), Wellington Management Company, LLP (“Wellington”) and Wells Capital Management Incorporated (“Wells Capital”) (each a “Sub-adviser,” and collectively, the “Sub-advisers”). Prior to the August 3-4, 2015 meeting at which the Advisory Contracts were approved, the Board also discussed and considered information regarding the proposed continuation of the Advisory Contracts at an in-person meeting held on July 13, 2015.

In connection with the approval of the Advisory Contracts, the Board received materials relating to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of each Fund series of VC I, compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Sub-Advisory Expense Group/Universe”), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”) and against each Fund’s benchmarks; (4) the costs of services and the benefits potentially derived by VALIC and the Sub-advisers and their respective affiliates; (5) a comparison of advisory fee schedules and performance with respect to other mutual funds and accounts with similar investment strategies and/or objectives to the Funds, as applicable, and which are advised or managed by VALIC or SAAMCo, an affiliated Sub-Adviser; (6) whether the Funds will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (7) the profitability of VALIC, the Sub-advisers and their respective affiliates, including amounts retained by VALIC after payment of sub-advisory fees; (8) the terms of the Advisory Contracts; (9) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history; and (10) information about the services VALIC provides in connection with the oversight of the Sub-advisers.

The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Directors in an executive session at an in-person special meeting held on July 13, 2015, and executive sessions held during the August 2015 meeting during which such independent counsel provided guidance to the Independent Directors. Following the July 13, 2015 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto at the August 2015 meeting. The continuation of all Advisory Contracts were approved at the August 2015 meeting for a one-year term beginning September 1, 2015 and ending August 31, 2016.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year and through VALIC’s long history of service to VC I. The Board considered that VALIC is responsible for the management of the day-to-day operations of VC I, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of VC I is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in VC I’s prospectus and statement of additional information. The Board noted that VALIC monitors the performance of the Funds and from time-to-time recommends Sub-adviser changes and/or other changes intended to improve the performance of the Funds.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of VC I, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à-vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Advisory Agreement with respect to each Fund. The Board also considered VALIC’s risk management processes.

With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) determines the securities to be purchased or sold on behalf of the Fund(s) it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Directors of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-adviser’s investment and compliance personnel who provide services to the Funds. The Board also took into account the financial condition of each Sub-adviser. The Board also considered each Sub-adviser’s brokerage practices and risk management processes.

The Board reviewed VALIC’s and SAAMCo’s compliance program and personnel. The Board noted that SAAMCo is an affiliated company of VALIC and serves as the administrator to the Funds, as well as sub-advises certain VC I Funds and VALIC Company II (“VC II”) Funds. The Board also considered VALIC’s and each Sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

The Board concluded that the scope and quality of the advisory services provided by VALIC and the Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Subadvisory Expense Universe and, in some cases as noted below,

311

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

the Subadvisory Expense Group. The Board noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Subadvisory Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of SAAMCo with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of certain of the Funds.

The Sub-advisers provided and the Board also considered expense information of comparable accounts managed by the Sub-advisers, as applicable, which accounts may include one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.

The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below. Expense ratio data included in the independent third-party report was based on unaudited data from the semi-annual report dated November 30, 2014.

The Board received and reviewed information prepared by management and by an independent third-party regarding each Fund’s investment performance compared against its benchmark and Performance Group/Universe. The Board noted that performance information provided by the independent third-party was for the period ended April 30, 2015 and that benchmark information provided by management was through the period ended June 30, 2015. The Board noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, although it monitors the Funds’ performance closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the following expense and performance information in its evaluation of each Fund:

•

Asset Allocation Fund (PineBridge). The Board considered that actual management fees were below the medians of the Expense Group/Universe. The Board also considered that total net expenses were below the median of the Expense Group and above the median of the Expense Universe. The Board also considered that actual subadvisory fees were below the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Board considered that the Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Fund outperformed the median of the Performance Group for the one- and five-year periods and underperformed the median of the Performance Group for the three-year period. The Board also considered that the Fund outperformed the median of the Performance Universe for the one-, three- and five- year periods. The Board also considered that the Fund underperformed its blended benchmark for the one- and three-year periods and outperformed its blended benchmark for the five-year period.

•

Blue Chip Growth Fund (T. Rowe Price). The Board considered that actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were equal to the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2016.

The Board considered that the Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Board also considered that the Fund’s performance was equal to the median of its Performance Group for the one-year period and above the median of its Performance Group for the three- and five-year period. The Board also considered that the Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Broad Cap Value Income Fund (Barrow Hanley). The Board considered that actual management fees, actual subadvisory fees, and total expenses were above the medians of the Expense Group/Universe or Subadvisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including the effect of the size of the Fund on its expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2016.

The Board considered that the Fund underperformed its Lipper peer index and the median of its Performance Group for the one- and three-year periods and outperformed its Lipper peer index and the median of its Performance Group for the five-year period. The Board also considered that the Fund underperformed the median of its Performance Universe for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one- and three-year periods and underperformed its benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s performance and continued monitoring of the Fund.

•

Capital Conservation Fund (PineBridge). The Board considered that actual management fees were above the medians of the Expense Group/Universe. The Board considered that total net expenses were equal to the median of the Expense Group and above the median of the Expense Universe. The Board also considered that actual subadvisory fees were above the median of the Subadvisory Expense Universe and noted the limited size of the peer group. The Board took into account management’s discussion of the Fund’s expenses.

The Board considered that the Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its benchmark for the one- year period and outperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance and continued monitoring of the Fund.

•

Core Equity Fund (BlackRock). The Board considered that actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were equal to the median of the Subadvisory Expense Group and above the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2016.

The Board considered that the Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Board also considered that the Fund outperformed the median of its Performance Universe for the one-year period and underperformed the median of its Performance Universe for the three- and five-year periods. The Board also considered

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VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board considered management’s discussion of the Fund’s performance and continued monitoring of the Fund.

•

Dividend Value Fund (BlackRock/SAAMCo). The Board considered that actual management fees, actual subadvisory fees, and total net expenses were above the medians of the Expense Group/Universe or Subadvisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2016.

The Board considered that the Fund underperformed its Lipper peer index and medians of its Performance Group/Universe for the one- and three-year periods and outperformed its Lipper peer index and the medians of its Performance Group/Universe for the five-year period. The Board also considered that the Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance and continued monitoring of the Fund.

•

Dynamic Allocation Fund (AllianceBernstein/SAAMCo). The Board considered that actual management fees were equal to the median of the Expense Group and above the median of the Expense Universe. The Board considered that total net expenses were above the median of the Expense Group and below the median of the Expense Universe. The Board also considered that actual subadvisory fees were below the median of the Subadvisory Expense Universe and noted the limited size of the peer group. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2016.

The Board considered that the Fund underperformed its Lipper peer index and the median of its Performance Universe for the one-year period. The Board considered that the Fund outperformed the median of its Performance Group for the one-year period. The Board also considered that the Fund underperformed its benchmark for the one-year period. The Board took into account management’s discussion of the Fund’s performance, including the impact of market conditions on the Fund’s investment strategy, and noted the Fund’s relatively limited performance history.

•

Emerging Economies Fund (JPMIM). The Board considered that actual management fees, actual subadvisory fees, and total net expenses were below the medians of the Expense Group/Universe or Subadvisory Expense Group/Universe, as applicable.

The Board considered that the Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one- and five-year periods and underperformed its Lipper peer index and the medians of its Performance Group/Universe for the three-year period. The Board also considered that the Fund underperformed its benchmark for the one- and three-year periods and outperformed its benchmark for the five-year period.

•

Foreign Value Fund (Templeton Global). The Board considered that actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were slightly above the median of the Subadvisory Expense Universe and noted the limited size of the peer group.

The Board considered that the Fund underperformed the median of its Performance Group for the one-year period and outperformed the median of its Performance Group for the three- and five-year periods. The Board also considered that the Fund underperformed the median of its Performance Universe for the one-year period, outperformed the median of its Performance Universe for the three-year period, and equaled the median of its Performance Universe for the five-year period. The Board also noted that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s recent performance and continued monitoring of the Fund.

•

Global Real Estate Fund (GSAM/Invesco). The Board considered that actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were above the median of the Subadvisory Expense Universe and noted the limited size of the peer group. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2016.

The Board considered that the Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five- year periods. The Board also considered that the Fund equaled the median of its Performance Group for the one-year period and outperformed the median of its Performance Group for the three- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods.

•

Global Social Awareness Fund (SAAMCo). The Board considered that actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were equal to the median of the Subadvisory Expense Group and below the median of the Subadvisory Expense Universe.

The Board considered that the Fund outperformed the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Global Strategy Fund (Franklin/Templeton Investment). The Board considered that actual management fees were below the medians of the Expense Group/Universe. The Board also considered that total net expenses were above the median of the Expense Group and below the median of the Expense Universe. The Board also considered that actual subadvisory fees were above the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Board considered that the Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-year period and outperformed its Lipper peer index and the medians of its Performance Group/Universe for the three- and five-year periods. The Board also considered that the Fund outperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s recent performance and continued monitoring of the Fund.

313

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

Government Securities Fund (JPMIM). The Board considered that actual management fees were above the median of the Expense Group and equal to the median of the Expense Universe. The Board also considered that total net expenses were above the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were equal to the median of the Subadvisory Expense Group and above the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2016.

The Board considered that the Fund outperformed its Lipper peer index for the one- and three-year periods and underperformed its Lipper peer index for the five-year period. The Board also considered that the Fund outperformed the median of its Performance Group for the one- and five-year periods and underperformed the median of its Performance Group for the three-year period. The Board also considered that the Fund outperformed the median of its Performance Universe for the one- and five-year periods and equaled the median of its Performance Universe for the three-year period. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods.

•

Growth & Income Fund (JPMIM). The Board considered that actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were below the medians of the Subadvisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2016.

The Board considered that the Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-year period and underperformed its Lipper peer index and the medians of its Performance Group/Universe for the three- and five-year periods. The Board also considered that the Fund equaled its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board noted that JPMIM replaced the previous sub-adviser in September 2013, and as a result, the Fund’s longer term performance in part reflects that of the previous sub-adviser. The Board took into account management’s discussion of the Fund’s performance and continued monitoring of the Fund.

•

Growth Fund (American Century). The Board considered that actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were above the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2016.

The Board considered that the Fund underperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Board also considered that the Fund underperformed the median of its Performance Group for the one- and three- year periods and equaled the median of its Performance Group for the five-year period. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance and management continued monitoring of the Fund.

•

Health Sciences Fund (T. Rowe Price). The Board considered that actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were above the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses and actions management was proposing to reduce the Fund’s expenses.

The Board considered that the Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three-, and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Inflation Protected Fund (PineBridge). The Board considered that actual management fees were below the medians of the Expense Group/Universe. The Board also considered that total net expenses were equal to the median of the Expense Group and above the median of the Expense Universe. The Board also considered that actual subadvisory fees were above the medians of the Subadvisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2016.

The Board considered that the Fund underperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Fund underperformed the medians of its Performance Group/Universe for the one- and five-year periods and outperformed the medians of its Performance Group/Universe for the three-year period. The Board also considered that the Fund underperformed its benchmark for the one- and five- year periods and outperformed its benchmark for the three-year period. The Board took into account management’s discussion of the Fund’s performance and continued monitoring of the Fund.

•

International Equities Index Fund (SAAMCo). The Board considered that actual management fees, actual subadvisory fees, and total net expenses were below the medians of the Expense Group/Universe or Subadvisory Expense Group/Universe, as applicable.

The Board considered that the Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account that SAAMCo replaced the previous sub-adviser in June 2014, and as a result, the Fund’s performance largely reflects that of the previous sub-adviser. The Board also noted the changes made to the Fund’s principal investment strategies in connection with the sub-adviser change. The Board took into management’s discussion of the Fund’s performance and continued monitoring of the Fund.

•

International Government Bond Fund (PineBridge). The Board considered that actual management fees, actual subadvisory fees, and total net expenses were below the medians of the Expense Group/Universe or Subadvisory Expense Universe, as applicable.

The Board considered that the Fund underperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Board also considered that the Fund underperformed the median of its Performance Group for the one-year period and equaled the median of its Performance Group for the three- and five-year periods. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five- year periods. The Board took into account management’s discussion of the Fund’s performance and continued monitoring of the Fund.

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VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

International Growth Fund (American Century/Invesco/MFS). The Board considered that actual management fees, actual subadvisory fees, and total net expenses were above the medians of the Expense Group/Universe or Subadvisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2016.

The Board considered that the Fund underperformed its Lipper peer index and the median of its Performance Universe for the one-year period and outperformed its Lipper peer index and the median of its Performance Universe for the three- and five-year periods. The Board also considered that the Fund outperformed the median of its Performance Group for the one- and three-year periods and equaled the median of its Performance Group for the five-year period. The Board also considered that the Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Large Cap Core Fund (Columbia). The Board considered that actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were below the median of the Subadvisory Expense Group and above the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2016.

The Board considered that the Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one-, three- and five- year periods.

•

Large Capital Growth Fund (MFS). The Board considered that actual management fees, actual subadvisory fees, and total net expenses were below the medians of the Expense Group/Universe or Subadvisory Expense Group/Universe, as applicable. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2016.

The Board considered that the Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five- year periods. The Board took into account management discussion of the Fund’s performance and continued monitoring of the Fund, and noted that MFS replaced the previous sub-advisers in September 2013, and as a result, the Fund’s medium and longer term in part performance reflects that of the previous sub-advisers.

•

Mid Cap Index Fund (SAAMCo). The Board considered that actual management fees, actual subadvisory fees, and total net expenses were below the medians of the Expense Group/Universe or Subadvisory Expense Group/Universe, as applicable.

The Board considered that the Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Fund equaled the median of its Performance Group for the one- and five-year periods and slightly underperformed the median of its Performance Group for the three-year period. The Board also considered that the Fund outperformed the median of its Performance Universe for the one- and five-year periods and slightly underperformed the median of its Performance Universe for the three-year period. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance and noted the relatively narrow range of returns of the funds comprising the Performance Group/Universe.

•

Mid Cap Strategic Growth Fund (Allianz/MSIM). The Board considered that actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were slightly above the median of the Subadvisory Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2016.

The Board considered that the Fund underperformed its Lipper peer index, the medians of its Performance Group/Universe, and its benchmark for the one-, three-, and five-year periods. The Board considered management’s discussion of the Fund’s performance and any potential actions management is considering taking with respect to the Fund.

•

Money Market I Fund (SAAMCo). The Board considered that actual management fees and actual subadvisory fees were above the medians of the Expense Group/Universe or Subadvisory Expense Group/Universe, as applicable. The Board also considered that total net expenses were equal to the median of the Expense Group and below the median of the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including the significant reimbursement of Fund expenses by VALIC. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2016.

The Board considered that the Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Fund equaled the median of its Performance Group for the one-, three- and five-year periods. The Board also considered that the Fund outperformed the median of its Performance Universe for the one- and three-year periods and equaled the median of its Performance Universe for the five-year period. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods.

•

Nasdaq-100® Index Fund (SAAMCo). The Board considered that actual management fees and actual subadvisory fees were below the medians of the Expense Group/Universe or Subadvisory Expense Group/Universe, as applicable. The Board also considered that total net expenses were above the medians of the Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2016.

The Board considered that the Fund outperformed its Lipper peer index and the medians of the Performance Group/Universe for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods.

•

Science & Technology Fund (T. Rowe Price/Allianz/Wellington). The Board considered that actual management fees and actual subadvisory fees were above the medians of the Expense Group/Universe or Subadvisory Expense Universe, as applicable. The Board also considered that total net expenses were equal to the median of the Expense Group and above the median of the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

315

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

The Board considered that the Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three-, and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Small Cap Fund (Invesco/Bridgeway/T. Rowe Price). The Board considered that actual management fees, actual subadvisory fees, and total net expenses were above the medians of the Expense Group/Universe or Subadvisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2016.

The Board considered that the Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three-, and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Small Cap Index Fund (SAAMCo). The Board considered that actual management fees, actual subadvisory fees, and total net expenses were below the medians of the Expense Group/Universe or Subadvisory Expense Group/Universe, as applicable.

The Board considered that the Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Fund outperformed the median of its Performance Group for the one-year period and equaled the median of its Performance Group for the three- and five-year periods. The Board also considered that the Fund outperformed the median of its Performance Universe for the one- and three-year periods and underperformed the median of its Performance Universe for the five-year period. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance and noted the relatively narrow range of returns of the funds comprising the Performance Group/Universe.

•

Small Cap Aggressive Growth Fund (RS Investments). The Board considered that actual management fees were equal to the median of the Expense Group and above the median of the Expense Universe. The Board also considered that total net expenses and actual subadvisory fees were above the medians of the Expense Group/Universe or Subadvisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including the effect of the size of the Fund on its expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2016.

The Board considered that the Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Board also considered that the Fund outperformed the median of its Performance Group for the one- and three-year periods and underperformed the median of its Performance Group for the five-year period. The Board also considered that the Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Small Cap Special Values Fund (Wells Capital/Dreman). The Board considered that actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were below the median of the Subadvisory Expense Group and equal to the median of the Subadvisory Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2016.

The Board considered that the Fund outperformed its Lipper peer index, the medians of its Performance Group/Universe, and its benchmark for the one-, three- and five- year periods.

•

Small-Mid Growth Fund (GSAM). The Board considered that actual management fees, actual subadvisory fees, and total net expenses were above the medians of the Expense Group/Universe or Subadvisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2016.

The Board considered that the Fund outperformed its Lipper peer index for the one- and three-year periods and underperformed its Lipper peer index for the five-year period. The Board also considered that the Fund outperformed the median of its Performance Group for the one-, three- and five-year periods. The Board also considered that the Fund outperformed the median of its Performance Universe for the one-year period and underperformed the median of its Performance Universe for the three- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account that GSAM replaced the previous sub-advisers in August 2013, and as a result, the Fund’s medium and longer term performance in part reflects that of the previous sub-advisers. The Board also noted the improvement in the Fund’s performance since GSAM began managing the Fund.

•

Stock Index Fund (SAAMCo). The Board considered that actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Board also considered that actual subadvisory fees were above the median of the Subadvisory Expense Group and below the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Board considered that the Fund underperformed its Lipper peer index and the median of its Performance Group for the one-, three- and five-year periods. The Board also considered that the Fund equaled the median of its Performance Universe for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its benchmark for the one- three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance and noted the relatively narrow range of returns of the funds comprising the Performance Group/Universe.

•

Value Fund (Wellington). The Board considered that actual management fees, actual subadvisory fees, and total net expenses were above the medians of the Expense Group/Universe or Subadvisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including the effect of the size of the Fund on its expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2016.

The Board considered that the Fund outperformed its Lipper peer index and the median of its Performance Universe for the one- and five-year periods and underperformed its Lipper peer index and the median of its Performance Universe for the three-year period. The Board also considered that the Fund outperformed the median of its Performance Group for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods.

316

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

The Board considered management’s discussion of each Fund’s expenses and performance and concluded that each Fund’s overall performance was satisfactory in light of the circumstances or was being appropriately addressed by management. The Board concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average daily net assets of the respective Fund.

The Board noted that VALIC reviewed a number of factors in determining appropriate fee levels for the Funds as well as the fee VALIC pays each Sub-adviser. Such factors include review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC, or its affiliates, will receive benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees, administrative services fees, and sub-advisory fees. The Board also considered that the transfer agency fees are paid by the Funds for the provision of recordkeeping and shareholder services to contract owners and participants. The transfer agency services are provided at cost, and the payment for such services is allocated to each Fund based on the number of accounts serviced. The Board also considered that the Funds pay SAAMCo, an affiliate of VALIC, an annual fee based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SAAMCo receives from the Funds, SAAMCo compensates VALIC for certain administrative services, and the Funds’ custodian, State Street Bank and Trust Company for calculation of the daily net asset value. The Board also noted that SAAMCo receives sub-advisory fees for those Funds for which it serves as sub-adviser. The Board also considered that VC II, an affiliated registered investment company advised by VALIC, pays VALIC an annual fee of 0.25% on average daily net assets of certain Funds pursuant to a Shareholder Services Agreement.

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Board noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. These benefits can be material.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC and its affiliates, as adviser, as transfer agent and/or as shareholder servicing agent, as applicable. In addition, the Board considered the profitability of SAAMCo in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds were reasonable.

In considering the profitability to the Sub-advisers in connection with their relationship to the Funds, the Directors noted that the fees under the Sub-Advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length.

For each of the above reasons, the Directors determined that the profitability to the Sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers with respect to most of the Funds contain breakpoints, which allows the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

For similar reasons as stated above with respect to the Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel and regulatory history, including information whether they are currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entities’ compliance staff that would be responsible for providing compliance functions on behalf of the Funds and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

317

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each Fund and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Approval of the Janus Sub-Advisory Agreement with respect to the VC I Mid Cap Strategic Growth Fund

At an in-person meeting held on October 26-27, 2015, the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors who are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and Janus Capital Management, LLC (“Janus”) with respect to the VC I Mid Cap Strategic Growth Fund (the “Fund”). In connection with the approval of the Sub-Advisory Agreement with Janus, the Board approved the termination of the existing Investment Sub-Advisory Agreement with Morgan Stanley Investment Management Inc. (“Morgan Stanley”) with respect to the Fund.

In connection with the approval of the Sub-Advisory Agreement, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the Sub-Advisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by Janus; (2) the sub-advisory fees proposed to be charged in connection with Janus’s management of the Fund, compared to sub-advisory fee rates of a group of funds with similar investment objectives, as selected by an independent third-party provider of investment company data (“Subadvisory Expense Group/Universe”); (3) the investment performance of the Fund compared to the performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group”), and against the Fund’s benchmark (“Benchmark”), and the performance of a comparable fund managed by Janus against the Fund’s Benchmark; (4) the costs of services and the benefits potentially to be derived by Janus; (5) whether the Fund will benefit from possible economies of scale from engaging Janus; (6) information regarding Janus’s brokerage and trading practices and compliance and regulatory history; and (7) the terms of the proposed Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board also took into account a presentation made at the in-person meeting held on October 26-27, 2015 (the “Meeting”) by members of management as well as presentations made by representatives from Janus who responded to questions posed by the Board and management. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Sub-Advisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by Janus. The Board reviewed information provided by Janus relating to its operations and personnel. The Board also took into account their knowledge of Janus’s management, operations and the quality of their performance based on the Board’s experiences with Janus, which also manages the VALIC Company II Large Cap Value Fund. The Board also noted that Janus’s management of the Fund will be subject to the oversight of the VALIC and the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.

The Board considered information provided to them regarding the services to be provided by Janus. The Board noted that Janus will (i) determine the securities to be purchased or sold on behalf of the portion of the Fund’s assets assigned to Janus; (ii) provide VALIC with records concerning its activities, which VALIC or the Fund is required to maintain; and (iii) render regular reports to VALIC and to officers and Directors of the Fund concerning its discharge of the foregoing responsibilities. The Board reviewed Janus’s history and investment experience as well as information regarding the qualifications, background and responsibilities of Janus’s investment and compliance personnel who would provide services to the Fund. The Board also took into account the financial condition of Janus. The Board also reviewed Janus’s brokerage practices. The Board also considered Janus’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the advisory services to be provided by Janus were expected to be satisfactory and that there was a reasonable basis to conclude that Janus would provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the fees proposed to be charged by Janus for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Subadvisory Expense Group/Universe. The Board noted that VALIC negotiated the sub-advisory fee with Janus at arm’s length. The Board also considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. Therefore, the Board considered that the appointment of Janus will not result in any change to the management fee paid by the Fund to VALIC. The Board also considered expense information of comparable funds or accounts managed by Janus that have comparable investment objectives and strategies to the Fund. The Board also considered that the sub-advisory fee rate payable to Janus contains breakpoints.

The Board considered that the proposed sub-advisory fees payable to Janus are below the medians of the Fund’s Subadvisory Expense Group/Universe. The Board noted that the subadvisory fee currently paid by Morgan Stanley is higher at current asset levels than the fee proposed to be paid to Janus, and that consequently, under the proposed sub-advisory fee schedule, VALIC would retain slightly more of its advisory fee. The Board also took account of management’s discussion of the Fund’s proposed sub-advisory fees and concluded in light of all factors considered that such fees were reasonable.

The Board also received and reviewed information prepared by management regarding the Fund’s investment performance compared against the Benchmark and Performance Group as of the period ended September 30, 2015. The Board considered that management has closely monitored the Fund’s performance since June 2014, and took into account management’s explanation of the reasons for the Fund’s underperformance. The Board also considered the performance of a fund managed by Janus with a similar investment strategy as the Fund (the “Comparable Fund”). The Board noted that the Comparable Fund outperformed the Fund’s Performance Group and Benchmark for the year-to-date, 1- and 3-year periods ended September 30, 2015.

318

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the Sub-Advisory Agreement. The Board was apprised that VALIC reviewed a number of factors in determining appropriate sub-advisory fee levels for the Fund. Such factors included a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) clone fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC will receive a benefit under the Sub-Advisory Agreement since the proposed sub-advisory fees payable to Janus are expected to be less than the sub-advisory fees VALIC currently pays to Morgan Stanley, and as a result, VALIC will retain slightly more of its advisory fee. The Board was considered that the sub-advisory fees were negotiated with Janus at arm’s length. In considering the anticipated profitability to Janus in connection with its relationship to the Fund, the Directors noted that the fees under the Sub-Advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund.

In light of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of Janus from its relationship with the Fund was not material to their deliberations with respect to consideration of approval of the Sub-Advisory Agreement.

Economies of Scale. For similar reasons as stated above with respect to Janus’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in Janus’s management of the Fund are not a material factor to the approval of the Sub-Advisory Agreement, although the Board noted that the Fund has breakpoints at the sub-advisory fee level.

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the Sub-Advisory Agreement including the duties and responsibilities to be undertaken. The Board also reviewed the terms of payment for services rendered by Janus and noted that VALIC would compensate Janus out of the advisory fees it receives from the Fund. The Board noted that the Sub-Advisory Agreement provides that Janus will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Sub-Advisory Agreement and other terms contained therein. The Board concluded that the terms of the Sub-Advisory Agreement were reasonable.

Conclusions. In reaching its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that Janus possesses the capability and resources to perform the duties required of it under the Sub-Advisory Agreement.

319

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS

Filed under Rule 497(e)

Registration No. 002-83631

VALIC COMPANY I (“VC I”)

MID CAP STRATEGIC GROWTH FUND

(the “Fund”)

Supplement dated November 13, 2015 to the Fund’s

Prospectus dated October 1, 2015, as amended

At the October 26-27, 2015 meeting of the Board of Directors (the “Board”) of VC I, the Board approved a new Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and Janus Capital Management LLC (“Janus”) with respect to the Fund (the “Janus Sub-Advisory Agreement”) and an amendment to the existing Investment Sub-Advisory Agreement between VALIC and Allianz Global Investors U.S. LLC (“AllianzGI”) with respect to the Fund (the “AllianzGI Sub-Advisory Agreement”). In connection with the approval of the Janus Sub-Advisory Agreement, the Board terminated the Investment Sub-Advisory Agreement between VALIC and Morgan Stanley Investment Management Inc. (“MSIM”). Shareholders will receive a notice explaining how to access an Information Statement that will include more information about Janus and the Janus Sub- Advisory Agreement.

Under the AllianzGI Sub-Advisory Agreement, effective on or about December 7, 2015, VALIC will pay AllianzGI a sub-advisory fee equal to an annual rate of 0.45% on the first $40 million, 0.40% on the next $460 million and 0.30% thereafter. Prior to the amendment, VALIC paid AllianzGI a sub- advisory fee equal to an annual rate of 0.45% on the first $250 million, 0.40% on the next $250 million and 0.30% thereafter.

It is currently expected that Janus will replace MSIM as a sub-adviser to a portion of the Fund on or about December 7, 2015 (the “Transition Date”). Janus will manage approximately 60% of the Fund’s assets, and AllianzGI will manage approximately 40% of the Fund’s assets. The percentage of the Fund’s assets that each sub-adviser manages may change from time to time at VALIC’s discretion. Upon the Transition Date, all reference to MSIM will be deleted. In addition, the following changes will become effective:

The information in the section entitled “Fund Summary: Mid Cap Strategic Growth Fund – Investment Adviser” is deleted in its entirety and replaced with the following:

Investment Adviser
The Fund’s investment adviser is The Variable Annuity Life Insurance Company. The Fund is sub-advised by Janus Capital Management LLC (“Janus”) and Allianz Global Investors U.S. LLC (“AllianzGI”).

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Janus
Brian Demain, CFA	2015	Portfolio Manager

AllianzGI
Steven Klopukh, CFA	2011	Director, CIO Mid-Cap Equities and Senior Portfolio Manager
Tim M. McCarthy, CFA	2014	Vice President and Portfolio Manager

The information in the section entitled “Management – Investment Sub-Advisers” is supplemented as follows:

Mid Cap Strategic Growth Fund

Janus Capital Management LLC (“Janus”)

151 Detroit Street, Denver, CO 80206

Janus is a direct subsidiary of Janus Capital Group Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses that had approximately $189.5 billion in assets under management as of June 30, 2015.

A portion of the Mid Cap Strategic Growth Fund is managed by Brian Demain, CFA. Mr. Demain has been a portfolio manager of the firm’s mid-cap growth strategy since 2007. Mr. Demain joined Janus in 1999 as an equity research analyst. Mr. Demain holds the Chartered Financial Analyst designation and has 16 years of financial industry experience.

Please retain this supplement for future reference.

320

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS

Filed under Rule 497(e)

Registration No. 002-83631

VALIC COMPANY I (“VC I”) SMALL CAP

SPECIAL VALUES FUND (the “Fund”)

Supplement dated November 13, 2015 to the Fund’s

Prospectus dated October 1, 2015, as amended

At the October 26-27, 2015 meeting of the Board of Directors (the “Board”) of VC I, the Board approved the termination of the Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and Dreman Value Management, LLC (“Dreman”) with respect to the Fund. It is currently expected that the portion of the Fund’s assets managed by Dreman will be transitioned to Wells Capital Management Incorporated (“Wells Capital”), an existing sub-adviser to the Fund, on or about December 7, 2015. Upon the termination of Dreman, Wells Capital will become the Fund’s sole sub-adviser and all reference to Dreman will be deleted.

Please retain this supplement for future reference.

321

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS

Filed under Rule 497(e)

Registration No. 002-83631

VALIC COMPANY I

GLOBAL SOCIAL AWARENESS FUND

INTERNATIONAL EQUITIES INDEX FUND

MID CAP INDEX FUND

NASDAQ-100® INDEX FUND

SMALL CAP INDEX FUND

STOCK INDEX FUND

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated December 30, 2015, to the Funds’

Prospectus dated October 1, 2015, as amended

The following changes are effective immediately:

In the section entitled “Fund Summary: Global Social Awareness Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2014	Senior Vice President and Portfolio Manager
Kara Murphy	2014	Senior Vice President, Chief Investment Officer and Portfolio Manager
Jane Bayar	2015	Portfolio Manager

In the section entitled “Fund Summary: International Equities Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2014	Senior Vice President and Portfolio Manager
Andrew Sheridan	2014	Senior Vice President and Portfolio Manager
Jane Bayar	2015	Portfolio Manager

In the section entitled “Fund Summary: Mid Cap Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager

In the section entitled “Fund Summary: Nasdaq-100® Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager

322

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS

In the section entitled “Fund Summary: Small Cap Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager

In the section entitled “Fund Summary: Stock Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager

In the section entitled “Management –Investment Sub-Advisers,” the third paragraph under the heading “SunAmerica Asset Management, LLC” is hereby deleted in its entirety and replaced with the following:

The Global Social Awareness Fund is managed by a team consisting of Timothy Campion, Kara Murphy, CFA, and Jane Bayar, with Mr. Campion serving as team leader. Ms. Murphy is the Chief Investment Officer of SAAMCo. Previously, Ms. Murphy was the Director of Research and a senior research analyst covering the financial sector. Before joining SAAMCo, Ms. Murphy held research positions at Chilton Investment Company and Morgan Stanley Investment Management. Her investment experience dates from 2000. Ms. Bayar joined SAAMCo in 2004. She is a Portfolio Manager on index and social funds. Previously at SAAMCo, Ms. Bayar was an equity analyst and assistant portfolio manager on fixed income funds. Ms. Bayar received her B.A. from Baruch College and her M.B.A. from Rutgers School of Business. Please see above for the biography of Mr. Campion.

In addition, under this heading, the fifth paragraph is hereby deleted in its entirety and replaced with the following:

The International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund are managed by a team consisting of Timothy Campion, Andrew Sheridan, and Jane Bayar. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry. Please see above for the biographies of Mr. Campion and Ms. Bayar.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

Please retain this supplement for future reference.

323

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS

Filed under Rule 497(e)

Registration No. 002-83631

VALIC COMPANY I

MONEY MARKET I FUND

Supplement dated January 26, 2016 to the Prospectus

dated October 1, 2015, as supplemented and amended to date

VALIC COMPANY II

MONEY MARKET II FUND

Supplement dated January 26, 2016 to the Prospectus

dated January 1, 2016, as supplemented and amended to date

In July 2014, the U.S. Securities and Exchange Commission adopted amendments to the rules that govern money market funds that significantly changed the way certain money market funds will be required to operate. At an in-person meeting held on January 25-26, 2016, the Boards of Directors/Trustees of VALIC Company I and VALIC Company II considered the likely effects of the rule changes on the Money Market I Fund and the Money Market II Fund, respectively (the “Funds”), and approved a proposal by the Funds’ investment adviser, The Variable Annuity Life Insurance Company, to convert the Funds into government money market funds. The conversions, and the changes described in this supplement, will become effective on or about September 28, 2016.

In order to qualify as a government money market fund, each Fund must invest at least 99.5% of its total assets in government securities, cash, or repurchase agreements collateralized by government securities or cash. As a government money market fund, each Fund will seek to maintain a stable $1.00 net asset value per share and will not be subject to liquidity fees and/or redemption gates.

In connection with the conversions, the Money Market I Fund and the Money Market II Fund will also change their names to “Government Money Market I Fund” and “Government Money Market II Fund,” respectively. It is expected that the Funds will gradually allocate a larger percentage of their assets to government securities over time until each Fund reaches its new allocation on or about September 28, 2016. Because the yields on government securities generally may be expected to be lower than the yields on comparable non-government securities, it is anticipated that the Funds’ yield may decrease as more assets are invested in government securities.

Please retain this supplement for future reference.

324

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS

Filed Pursuant to Rule 497(e)

Registration No.: 002-83631

VALIC Company I (“VC I”)

Growth Fund

(the “Fund”)

Supplement dated January 27, 2016 to the Fund’s

Prospectus dated October 1, 2015, as supplemented and amended to date

At the January 25-26, 2016 meeting (the “Meeting”) of the Board of Directors (the “Board”) of VC I, the Board approved an amendment to the existing Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and American Century Investment Management, Inc. (“ACIM”) with respect to the Fund (the “ACIM Sub-Advisory Agreement”).

Under the ACIM Sub-Advisory Agreement, effective on February 1, 2016, VALIC will pay ACIM a sub-advisory fee equal to an annual rate of 0.32% on the first $500 million, 0.30% on the next $500 million and 0.28% thereafter. Prior to the amendment, VALIC paid ACIM a sub-advisory fee equal to an annual rate of 0.44% on the first $500 million, 0.40% on the next $500 million, 0.36% on the next $500 million and 0.33% thereafter. Under the ACIM Sub-Advisory Agreement, VALIC is solely responsible for payment of fees to ACIM and thus the amendment does not impact any obligation of the Fund pursuant to such agreement. Furthermore, the amendment does not modify the services provided under the ACIM Sub-Advisory Agreement.

At the Meeting, the Board also approved an Advisory Fee Waiver Agreement (the “Fee Waiver Agreement”) with respect to the Fund. Pursuant to the Fee Waiver Agreement, VALIC is contractually obligated to waive a portion of its advisory fee with respect to the Fund so that the advisory fee rate payable by the Fund to VALIC under the Investment Advisory Agreement with VC I (the “Advisory Agreement”) is 0.68% of the Fund’s average daily net assets on the first $500 million, 0.62% on the next $500 million, 0.59% on the next $500 million and 0.56% thereafter. This Fee Waiver Agreement will become effective on February 1, 2016 and will continue in effect until September 30, 2017, unless earlier terminated by mutual agreement of the Board and VALIC. In addition, the Fee Waiver Agreement will automatically terminate upon the termination of the Advisory Agreement. VALIC may not recoup any advisory fees waived with respect to the Fund pursuant to the Fee Waiver Agreement.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

Please retain this supplement for future reference.

325

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS

Filed Pursuant to Rule 497(e)

Registration No.: 002-83631

VALIC Company I (“VC I”)

International Growth Fund

(the “Fund”)

Supplement dated January 27, 2016 to the Fund’s

Prospectus dated October 1, 2015, as supplemented and amended to date

At the January 25-26, 2016 meeting (the “Meeting”) of the Board of Directors (the “Board”) of VC I, the Board approved amendments to the existing Investment Sub-Advisory Agreements between The Variable Annuity Life Insurance Company (“VALIC”) and each of American Century Investment Management, Inc. (“ACIM”) (the “ACIM Sub-Advisory Agreement”) and Massachusetts Financial Services Company (“MFS”) (the “MFS Sub-Advisory Agreement,” and together with the ACIM Sub-Advisory Agreement, the “Sub-Advisory Agreements”) with respect to the Fund.

Under the ACIM Sub-Advisory Agreement, effective on February 1, 2016, VALIC will pay ACIM a sub-advisory fee equal to an annual rate of 0.48% on the first $250 million, 0.46% on the next $250 million and 0.44% thereafter. Prior to the amendment, VALIC paid ACIM a sub-advisory fee equal to an annual rate of 0.65% on the first $250 million, 0.55% on the next $250 million and 0.50% thereafter.

Under the MFS Sub-Advisory Agreement, effective on or about February 1, 2016, VALIC will pay MFS a sub-advisory fee equal to an annual rate of 0.475% on the first $500 million, 0.425% on the next $500 million, 0.400% on the next $1 billion and 0.375% thereafter. Prior to the amendment, VALIC paid MFS a sub-advisory fee equal to an annual rate of 0.525% on the first $250 million, 0.500% on the next $250 million and 0.475% thereafter.

Under the Sub-Advisory Agreements, VALIC is solely responsible for payment of fees to ACIM and MFS, respectively, and thus the amendments do not impact any obligation of the Fund pursuant to such agreements. Furthermore, the amendment does not modify the services provided under the Sub-Advisory Agreements.

At the Meeting, the Board also approved an Advisory Fee Waiver Agreement (the “Fee Waiver Agreement”) with respect to the Fund. Pursuant to the Fee Waiver Agreement, VALIC is contractually obligated to waive a portion of its advisory fee with respect to the Fund so that the advisory fee rate payable by the Fund to VALIC under the Investment Advisory Agreement with VC I (the “Advisory Agreement”) is 0.92% of the Fund’s average daily net assets on the first $250 million, 0.87% on the next $250 million, 0.82% on the next $500 million and 0.77% thereafter. This Fee Waiver Agreement will become effective on February 1, 2016 and will continue in effect until September 30, 2017, unless earlier terminated by mutual agreement of the Board and VALIC. In addition, the Fee Waiver Agreement will automatically terminate upon the termination of the Advisory Agreement. VALIC may not recoup any advisory fees waived with respect to the Fund pursuant to the Fee Waiver Agreement.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

Please retain this supplement for future reference.

326

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, NY 10105

Allianz Global Investors U.S., LLC

555 Mission St. Suite 1700

San Francisco, CA 94105

American Century Investment Management, Inc.

4500 Main Street

Kansas City, MO 64111

Barrow, Hanley, Mewhinney & Strauss, LLC

2200 Ross Avenue, 31st Floor

Dallas, TX 75201-2761

BlackRock Investment Management, LLC

1 University Square Dr.

Princeton, NJ 08540

Bridgeway Capital Management, Inc.

20 Greenway Plaza

Suite 450

Houston, TX 77046

Columbia Management

Investment Advisors, LLC

100 Federal Street

Boston, MA 02110

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, LP

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

J.P. Morgan Investment

Management, Inc.

270 Park Avenue

New York, NY 10017

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue

New York, NY 10036

PineBridge Investments, LLC

399 Park Avenue

New York, NY 10022

RS Investment

Management Co., LLC

388 Market Street

Suite 1700

San Francisco, CA 94111

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Templeton Global Advisors, Limited

Lyford Cay

Nassau, Bahamas

Templeton Investment Counsel, LLC

300 SE 2nd St.

Ft. Lauderdale, FL 33301

Wellington Management Company LLP

280 Congress Street

Boston, MA 02210

Wells Capital Management, Incorporated

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen Fuentes,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Katherine Stoner,

Vice President and Chief Compliance Officer

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Diedre L. Phipps,

Assistant Treasurer

John E. Smith, Jr.

Assistant Treasurer

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

Louis O. Ducote, II

Assistant Secretary

Shana L. Walker,

Assistant Secretary

327

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

VC I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC I’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, which may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

328

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 4873 (11/2015) J74499

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 5, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 5, 2016